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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)     (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:     December 31

Date of reporting period:     January 1, 2010 to June 30, 2010

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2010

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

ING Investors Trust

■	ING Artio Foreign Portfolio
■	ING Clarion Global Real Estate Portfolio
■  ING FMRsm Diversified Mid Cap Portfolio
■  ING Global Resources Portfolio
■  ING Janus Contrarian Portfolio
■  ING JPMorgan Emerging Markets Equity Portfolio
■  ING Liquid Assets Portfolio
■  ING Marsico Growth Portfolio
■  ING Marsico International Opportunities Portfolio
■  ING MFS Total Return Portfolio
■  ING MFS Utilities Portfolio

■	ING Morgan Stanley Global Franchise Portfolio (formerly, ING Van Kampen Global Franchise Portfolio)
■	ING Morgan Stanley Global Tactical Asset Allocation Portfolio (formerly, ING Van Kampen Global Tactical Asset Allocation Portfolio)
■	ING PIMCO Total Return Bond Portfolio
■  ING Pioneer Mid Cap Value Portfolio
■  ING T. Rowe Price Capital Appreciation Portfolio

■	ING T. Rowe Price Equity Income Portfolio
■	ING Van Kampen Growth and Income Portfolio
■	ING Wells Fargo Health Care Portfolio (formerly, ING Evergreen Health Sciences Portfolio)

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

   MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Pay now and/or later

Dear Shareholder,

It’s summer, and it’s hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won’t matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
July 10, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective:  Six Months Ended June 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World Indexsm measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World Indexsm returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product (“GDP”) growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at “only” 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers’ index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund (“IMF”). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another “Lehman” event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for

2

Market Perspective:  Six Months Ended June 30, 2010

the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World Indexsm	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	January 1,	June 30,	Expense	June 30,	January 1,	June 30,	Expense	June 30,
	2010	2010	Ratio	2010*	2010	2010	Ratio	2010*

ING Artio Foreign Portfolio

Class ADV	$1,000.00	$870.50	1.49%	$6.91	$1,000.00	$1,017.41	1.49%	$7.45
Class I	1,000.00	873.40	0.89	4.13	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	872.30	1.14	5.29	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	871.70	1.29	5.99	1,000.00	1,018.40	1.29	6.46
ING Clarion Global Real Estate Portfolio

Class ADV	$1,000.00	$924.10	1.49%	$7.11	$1,000.00	$1,017.41	1.49%	$7.45
Class I	1,000.00	927.60	0.89	4.25	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	926.20	1.14	5.44	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	925.50	1.29	6.16	1,000.00	1,018.40	1.29	6.46
ING FMRSM Diversified Mid Cap Portfolio

Class ADV	$1,000.00	$1,009.40	1.24%	$6.18	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,012.60	0.64	3.19	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,011.00	0.89	4.44	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,011.00	1.04	5.19	1,000.00	1,019.64	1.04	5.21

4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return					Hypothetical (5% return before expenses)
	Beginning	Ending			Expenses Paid	Beginning	Ending			Expenses Paid
	Account	Account			During the	Account	Account			During the
	Value	Value	Annualized		Period Ended	Value	Value	Annualized		Period Ended
	January 1,	June 30,	Expense		June 30,	January 1,	June 30,	Expense		June 30,
	2010	2010	Ratio		2010*	2010	2010	Ratio		2010*

ING Global Resources Portfolio

Class ADV	$1,000.00	$876.40	1.25%		$5.82	$1,000.00	$1,018.60	1.25%		$6.26
Class I	1,000.00	878.90	0.65		3.03	1,000.00	1,021.57	0.65		3.26
Class S	1,000.00	877.40	0.90		4.19	1,000.00	1,020.33	0.90		4.51
Class S2	1,000.00	877.10	1.05		4.89	1,000.00	1,019.59	1.05		5.26
ING Janus Contrarian Portfolio

Class ADV	$1,000.00	$947.10	1.39%		$6.71	$1,000.00	$1,017.90	1.39%		$6.95
Class I	1,000.00	950.00	0.79		3.82	1,000.00	1,020.88	0.79		3.96
Class S	1,000.00	949.00	1.04		5.03	1,000.00	1,019.64	1.04		5.21
Class S2	1,000.00	948.70	1.19		5.75	1,000.00	1,018.89	1.19		5.96
ING JPMorgan Emerging Markets Equity Portfolio

Class ADV	$1,000.00	$941.00	1.86%		$8.95	$1,000.00	$1,015.57	1.86%		$9.30
Class I	1,000.00	944.10	1.26		6.07	1,000.00	1,018.55	1.26		6.31
Class S	1,000.00	942.40	1.51		7.27	1,000.00	1,017.31	1.51		7.55
Class S2	1,000.00	942.10	1.66		7.99	1,000.00	1,016.56	1.66		8.30
ING Liquid Assets Portfolio

Class I	$1,000.00	$1,000.10	0.27	%(1)	$1.34	$1,000.00	$1,023.46	0.27	%(1)	$1.35
Class S	1,000.00	1,000.00	0.30	(1)	1.49	1,000.00	1,023.31	0.30	(1)	1.51
Class S2	1,000.00	1,000.00	0.30	(1)	1.49	1,000.00	1,023.31	0.30	(1)	1.51
ING Marsico Growth Portfolio

Class ADV	$1,000.00	$927.20	1.41%		$6.74	$1,000.00	$1,017.80	1.41%		$7.05
Class I	1,000.00	930.40	0.81		3.88	1,000.00	1,020.78	0.81		4.06
Class S	1,000.00	929.00	1.06		5.07	1,000.00	1,019.54	1.06		5.31
Class S2	1,000.00	927.90	1.21		5.78	1,000.00	1,018.79	1.21		6.06
ING Marsico International Opportunities Portfolio

Class ADV	$1,000.00	$876.90	1.33%		$6.19	$1,000.00	$1,018.20	1.33%		$6.66
Class I	1,000.00	879.50	0.73		3.40	1,000.00	1,021.17	0.73		3.66
Class S	1,000.00	879.00	0.98		4.57	1,000.00	1,019.93	0.98		4.91
Class S2	1,000.00	879.00	1.13		5.26	1,000.00	1,019.19	1.13		5.66
ING MFS Total Return Portfolio

Class ADV	$1,000.00	$973.00	1.30%		$6.36	$1,000.00	$1,018.35	1.30%		$6.51
Class I	1,000.00	976.60	0.70		3.43	1,000.00	1,021.32	0.70		3.51
Class S	1,000.00	974.50	0.95		4.65	1,000.00	1,020.08	0.95		4.76
Class S2	1,000.00	974.30	1.10		5.38	1,000.00	1,019.34	1.10		5.51
ING MFS Utilities Portfolio

Class ADV	$1,000.00	$924.00	1.37%		$6.54	$1,000.00	$1,018.00	1.37%		$6.85
Class I	1,000.00	927.70	0.77		3.68	1,000.00	1,020.98	0.77		3.86
Class S	1,000.00	925.80	1.02		4.87	1,000.00	1,019.74	1.02		5.11
Class S2	1,000.00	922.60	1.17		5.58	1,000.00	1,018.99	1.17		5.86
ING Morgan Stanley Global Franchise Portfolio

Class ADV	$1,000.00	$967.00	1.58%		$7.71	$1,000.00	$1,016.96	1.58%		$7.90
Class I	1,000.00	971.30	0.98		4.79	1,000.00	1,019.93	0.98		4.91
Class S	1,000.00	968.90	1.23		6.00	1,000.00	1,018.70	1.23		6.16
Class S2	1,000.00	968.70	1.38		6.74	1,000.00	1,017.95	1.38		6.90
ING Morgan Stanley Global Tactical Asset Allocation Portfolio

Class ADV(2)	$1,000.00	$918.60	1.53%		$2.49	$1,000.00	$1,017.21	1.53%		$7.65
Class S	1,000.00	937.80	1.18		5.67	1,000.00	1,018.94	1.18		5.91

5

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	January 1,	June 30,	Expense	June 30,	January 1,	June 30,	Expense	June 30,
	2010	2010	Ratio	2010*	2010	2010	Ratio	2010*

ING PIMCO Total Return Bond Portfolio

Class ADV	$1,000.00	$1,052.50	1.12%	$5.70	$1,000.00	$1,019.24	1.12%	$5.61
Class I	1,000.00	1,057.30	0.55	2.81	1,000.00	1,022.07	0.55	2.76
Class S	1,000.00	1,054.80	0.80	4.08	1,000.00	1,020.83	0.80	4.01
Class S2	1,000.00	1,054.30	0.95	4.84	1,000.00	1,020.08	0.95	4.76
ING Pioneer Mid Cap Value Portfolio

Class ADV	$1,000.00	$955.70	1.24%	$6.01	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	958.50	0.64	3.11	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	957.40	0.89	4.32	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	955.70	1.04	5.04	1,000.00	1,019.64	1.04	5.21
ING T. Rowe Price Capital Appreciation Portfolio

Class ADV	$1,000.00	$979.40	1.25%	$6.13	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	981.70	0.65	3.19	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	980.70	0.90	4.42	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	980.10	1.05	5.16	1,000.00	1,019.59	1.05	5.26
ING T. Rowe Price Equity Income Portfolio

Class ADV	$1,000.00	$939.10	1.25%	$6.01	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	942.30	0.65	3.13	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	941.40	0.90	4.33	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	940.10	1.05	5.05	1,000.00	1,019.59	1.05	5.26
ING Van Kampen Growth and Income Portfolio

Class ADV	$1,000.00	$914.10	1.25%	$5.93	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	916.30	0.65	3.09	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	915.20	0.90	4.27	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	914.80	1.05	4.99	1,000.00	1,019.59	1.05	5.26
ING Wells Fargo Health Care Portfolio

Class ADV	$1,000.00	$936.80	1.35%	$6.48	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	942.00	0.75	3.61	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	940.70	1.00	4.81	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	938.60	1.15	5.53	1,000.00	1,019.09	1.15	5.76

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	Expense ratios reflect waivers of 0.01%, 0.23%, and 0.48% of distribution and shareholder servicing fees for Classes I, S, and S2, respectively, in order to maintain a yield of not less than zero.
(2)	Commencement of operations was April 30, 2010. Expenses paid for the Actual Fund Return reflect the 62 day period ended June 30, 2010.

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2010 (Unaudited)

	ING	ING	ING	ING
	Artio	Clarion Global	FMRSM Diversified	Global
	Foreign	Real Estate	Mid Cap	Resources
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$870,106,704	$333,731,549	$1,080,733,765	$759,859,244
Investments in affiliates**	—	3,376,189	—	—
Short-term investments***	43,357,991	9,342,369	107,475,386	2,285,628
Short-term investments in affiliates****	—	5,984,287	—	11,898,000
Cash	282,182	—	3,403	139,233
Cash collateral for equity forwards	2,610,000	—	—	—
Foreign currencies at value*****	2,671,800	258,228	4,730,548	162,838
Receivables:
Investment securities sold	13,396,180	339,943	9,049,787	1,983,271
Fund shares sold	3,981,502	619,901	25,839	2,926,860
Dividends and interest	2,425,168	1,308,920	514,519	828,622
Unrealized appreciation on forward foreign currency contracts	2,770,494	—	—	—
Prepaid expenses	—	2,158	—	—
Reimbursement due from manager	—	28,019	—	—

Total assets	941,602,021	354,991,563	1,202,533,247	780,083,696

LIABILITIES:
Payable for investment securities purchased	8,654,590	739,390	7,505,738	—
Payable for fund shares redeemed	153,730	52,900	3,107,999	69,071
Payable upon receipt of securities loaned	43,850,346	9,416,918	107,825,146	2,442,493
Unrealized depreciation on forward foreign currency contracts	3,171,773	—	—	—
Payable to affiliates	807,328	294,736	821,501	608,693
Payable for trustee fees	—	3,749	—	1,763
Other accrued expenses and liabilities	—	170,954	—	—
Payable for borrowings against line of credit	740,000	—	2,815,000	—

Total liabilities	57,377,767	10,678,647	122,075,384	3,122,020

NET ASSETS	$884,224,254	$344,312,916	$1,080,457,863	$776,961,676

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,520,442,195	$566,530,157	$1,286,760,480	$1,064,234,754
Undistributed net investment income	8,952,563	38,693,101	2,014,332	11,392,513
Accumulated net realized loss	(568,856,368)	(308,819,979)	(363,596,510)	(236,435,082)
Net unrealized appreciation or depreciation	(76,314,136)	47,909,637	155,279,561	(62,230,509)

NET ASSETS	$884,224,254	$344,312,916	$1,080,457,863	$776,961,676

+ Including securities loaned at value	$41,538,145	$7,537,486	$104,747,183	$2,385,452
* Cost of investments in securities	$945,654,765	$285,388,249	$925,137,664	$821,929,439
** Cost of investments in affiliates	$—	$3,719,785	$—	$—
*** Cost of short-term investments	$43,850,346	$9,416,918	$107,825,146	$2,442,493
**** Cost of short-term investments in affiliates	$—	$5,984,287	$—	$11,898,000
***** Cost of foreign currencies	$2,732,570	$256,519	$4,695,771	$162,803

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2010 (Unaudited) (continued)

	ING	ING	ING	ING
	Artio	Clarion Global	FMRSM Diversified	Global
	Foreign	Real Estate	Mid Cap	Resources
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$3,022,788	$1,150,048	$21,535,577	$7,748,633
Shares outstanding(1)	321,246	134,932	1,815,449	503,853
Net asset value and redemption price per share	$9.41	$8.52	$11.86	$15.38
Class I:
Net assets	$265,733,187	$182,421,998	$73,434,959	$28,745,696
Shares outstanding(1)	27,915,912	21,239,991	6,100,828	1,817,539
Net asset value and redemption price per share	$9.52	$8.59	$12.04	$15.82
Class S:
Net assets	$574,288,858	$158,790,450	$933,057,285	$716,823,999
Shares outstanding(1)	60,909,363	18,587,470	77,863,443	45,741,747
Net asset value and redemption price per share	$9.43	$8.54	$11.98	$15.67
Class S2:
Net assets	$41,179,421	$1,950,420	$52,430,042	$23,643,348
Shares outstanding(1)	4,389,383	227,601	4,392,056	1,519,763
Net asset value and redemption price per share	$9.38	$8.57	$11.94	$15.56

(1)	Unlimited shares authorized, $0.001 par value.

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2010 (Unaudited)

		ING
	ING	JPMorgan	ING	ING
	Janus	Emerging	Liquid	Marsico
	Contrarian	Markets Equity	Assets	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$483,399,291	$883,730,443	$—	$622,768,649
Repurchase agreement	—	—	547,076,000	—
Short-term investments**	42,230,340	26,618,304	—	4,702,428
Short-term investments in affiliates***	—	—	—	45,896,445
Short-term investments at amortized cost+	—	—	1,163,302,336	—
Cash	8,388,137	474,726	—	50,877
Foreign currencies at value****	1,868,907	479,544	—	—
Receivables:
Investment securities sold	624,635	9,436,017	—	2,516,912
Fund shares sold	1,139,350	589,964	46,892	939,441
Dividends and interest	688,507	1,388,300	1,192,304	1,082,216
Unrealized appreciation on forward foreign currency contracts	39,143	—	—	—
Prepaid expenses	—	—	2,194	—

Total assets	538,378,310	922,717,298	1,711,619,726	677,956,968

LIABILITIES:
Payable for investment securities purchased	1,976	4,480,192	—	5,226,332
Payable for fund shares redeemed	135,442	82,888	2,468,311	350,776
Payable upon receipt of securities loaned	42,554,099	27,257,817	102,750	5,182,950
Unrealized depreciation on forward foreign currency contracts	235,159	—	—	—
Payable to affiliates	448,626	1,100,163	447,117	583,438
Payable to custodian due to bank overdraft	—	—	1,459	—
Payable for trustee fees	—	70,793	44,996	—
Written options	292,860	—	—	—

Total liabilities	43,668,162	32,991,853	3,064,633	11,343,496

NET ASSETS	$494,710,148	$889,725,445	$1,708,555,093	$666,613,472

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$849,480,580	$707,208,665	$1,708,343,951	$1,246,339,348
Undistributed net investment income	1,344,332	7,648,251	32	5,146,800
Accumulated net realized gain (loss)	(355,909,379)	59,703,340	211,110	(633,819,352)
Net unrealized appreciation or depreciation	(205,385)	115,165,189	—	48,946,676

NET ASSETS	$494,710,148	$889,725,445	$1,708,555,093	$666,613,472

+ Including securities loaned at value	$41,393,554	$25,921,080	$100,715	$5,068,282
* Cost of investments in securities	$483,256,824	$767,899,412	$—	$573,341,451
** Cost of short-term investments	$42,554,099	$27,257,817	$—	$5,182,950
*** Cost of short-term investments in affiliates	$—	$—	$—	$45,896,445
**** Cost of foreign currencies	$1,871,100	$494,239	$—	$—
Premiums received for options written	$471,822	$—	$—	$—

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2010 (Unaudited) (continued)

		ING
	ING	JPMorgan	ING	ING
	Janus	Emerging	Liquid	Marsico
	Contrarian	Markets Equity	Assets	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$729,338	$8,714,333	n/a	$5,383,394
Shares outstanding(1)	74,066	462,980	n/a	406,347
Net asset value and redemption price per share	$9.85	$18.82	n/a	$13.25
Class I:
Net assets	$15,287,800	$204,304,952	$143,312,199	$160,923,183
Shares outstanding(1)	1,518,091	10,621,357	143,287,291	11,920,606
Net asset value and redemption price per share	$10.07	$19.24	$1.00	$13.50
Class S:
Net assets	$458,960,969	$647,367,589	$1,410,984,328	$484,965,822
Shares outstanding(1)	45,674,609	33,787,798	1,410,728,503	36,318,047
Net asset value and redemption price per share	$10.05	$19.16	$1.00	$13.35
Class S2:
Net assets	$19,732,041	$29,338,571	$154,258,566	$15,341,073
Shares outstanding(1)	1,978,036	1,542,675	154,236,358	1,157,518
Net asset value and redemption price per share	$9.98	$19.02	$1.00	$13.25

(1)	Unlimited shares authorized, $0.001 par value, except for share classes not available.

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2010 (Unaudited)

	ING
	Marsico	ING	ING	ING
	International	MFS	MFS	Morgan Stanley
	Opportunities	Total Return	Utilities	Global Franchise
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$323,833,242	$972,794,760	$436,187,487	$313,273,305
Short-term investments**	26,949,745	4,627,724	—	2,325,212
Short-term investments in affiliates***	11,334,294	—	—	—
Short-term investments at amortized cost	—	7,667,991	4,197,994	—
Cash	253	194,570	275	7,988,596
Foreign currencies at value****	269,413	—	131	261,426
Receivables:
Investment securities sold	3,355,954	3,829,893	394,735	—
Fund shares sold	1,118,522	23,347	29,254	10,115
Dividends and interest	1,036,522	4,199,120	2,238,136	658,654
Unrealized appreciation on forward foreign currency contracts	—	—	378,204	630,418
Prepaid expenses	2,424	—	2,245	—

Total assets	367,900,369	993,337,405	443,428,461	325,147,726

LIABILITIES:
Payable for investment securities purchased	5,517,186	4,939,483	777,803	—
Payable for fund shares redeemed	465,337	1,614,034	276,295	356,223
Payable upon receipt of securities loaned	27,130,015	5,104,788	—	2,470,730
Unrealized depreciation on forward foreign currency contracts	—	—	758,985	1,349,310
Payable to affiliates	222,235	764,528	357,899	335,030
Payable for trustee fees	7,773	—	7,535	—
Other accrued expenses and liabilities	169,894	—	158,083	—

Total liabilities	33,512,440	12,422,833	2,336,600	4,511,293

NET ASSETS	$334,387,929	$980,914,572	$441,091,861	$320,636,433

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$547,133,122	$1,169,668,500	$577,054,777	$316,980,349
Undistributed net investment income	9,368,091	16,248,593	8,297,315	4,860,247
Accumulated net realized loss	(210,667,034)	(233,361,831)	(145,174,756)	(4,740,008)
Net unrealized appreciation or depreciation	(11,446,250)	28,359,310	914,525	3,535,845

NET ASSETS	$334,387,929	$980,914,572	$441,091,861	$320,636,433

+ Including securities loaned at value	$25,494,978	$4,999,706	$—	$2,296,639
* Cost of investments in securities	$335,103,334	$943,966,277	$434,882,017	$308,875,264
** Cost of short-term investments	$27,130,015	$5,104,788	$—	$2,470,730
*** Cost of short-term investments in affiliates	$11,334,294	$—	$—	$—
**** Cost of foreign currencies	$269,003	$—	$131	$261,235

See Accompanying Notes to Financial Statements

11

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2010 (Unaudited) (continued)

	ING
	Marsico	ING	ING	ING
	International	MFS	MFS	Morgan Stanley
	Opportunities	Total Return	Utilities	Global Franchise
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$4,604,256	$2,726,604	$1,979,727	$65,857
Shares outstanding(1)	500,979	204,648	178,980	5,485
Net asset value and redemption price per share	$9.19	$13.32	$11.06	$12.01
Class I:
Net assets	$154,077,275	$116,172,303	$4,468,680	$808
Shares outstanding(1)	16,756,550	8,710,749	400,514	66
Net asset value and redemption price per share	$9.20	$13.34	$11.16	$12.18
Class S:
Net assets	$175,705,794	$829,466,001	$434,642,683	$264,350,385
Shares outstanding(1)	19,210,852	62,126,008	39,121,209	21,717,915
Net asset value and redemption price per share	$9.15	$13.35	$11.11	$12.17
Class S2:
Net assets	$604	$32,549,664	$771	$56,219,383
Shares outstanding(1)	65	2,457,310	69	4,648,458
Net asset value and redemption price per share	$9.23	$13.25	$11.21	$12.09

(1)	Unlimited shares authorized, $0.001 par value.

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2010 (Unaudited)

	ING
	Morgan Stanley	ING	ING	ING
	Global	PIMCO	Pioneer	T. Rowe Price
	Tactical Asset	Total Return	Mid Cap	Capital
	Allocation	Bond	Value	Appreciation
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$43,058,994	$3,399,871,194	$720,796,348	$3,144,450,794
Short-term investments**	—	554,595,619	11,996,010	12,979,205
Short-term investments in affiliates***	—	—	19,867,661	—
Short-term investments at amortized cost	—	390,059,527	—	422,686,382
Cash	2,437,947	569,294	—	15,320,235
Cash collateral for futures	1,354,032	4,000	—	—
Restricted cash (Note 2)	20,427,678	—	—	—
Foreign currencies at value****	113,485	3,472,813	—	—
Receivables:
Investment securities sold	2,854,993	36,139,205	28,679,490	261,639,984
Investment sold on a delayed-delivery or when-issued basis	—	362,159,688	—	—
Fund shares sold	96,472	570,530	284,876	752,043
Dividends and interest	130,003	23,012,069	1,323,595	8,161,247
Unrealized appreciation on forward foreign currency contracts	43,604	11,146,459	—	—
Upfront payments made on swap agreements	—	16,780,393	—	—
Unrealized appreciation on swap agreements	—	16,793,433	—	—
Prepaid expenses	269	—	—	—
Reimbursement due from manager	9,646	—	—	—

Total assets	70,527,123	4,815,174,224	782,947,980	3,865,989,890

LIABILITIES:
Payable for investment securities purchased	2,897,432	31,054,230	13,961,176	344,104,163
Payable for fund shares redeemed	—	18,295,551	1,534,292	2,758,863
Payable upon receipt of securities loaned	—	332,197,899	12,038,882	13,489,629
Sales commitments, at value (Note 2)	—	30,371,264	—	—
Unrealized depreciation on forward foreign currency contracts	189,779	3,013,379	—	—
Upfront payments received on swap agreements	—	2,893,698	—	—
Unrealized depreciation on swap agreements	—	2,171,620	—	—
Payable for collateral due to counterparties	—	31,853,000	—	—
Payable to affiliates	59,329	2,382,915	533,272	2,619,740
Payable for trustee fees	172	—	—	—
Other accrued expenses and liabilities	45,555	—	—	—
Written options	—	9,981,865	—	3,265,757
Payable for foreign cash collateral for futures*****	337,495	—	—	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	607,979,648	—	—

Total liabilities	3,529,762	1,072,195,069	28,067,622	366,238,152

NET ASSETS	$66,997,361	$3,742,979,155	$754,880,358	$3,499,751,738

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$68,556,973	$3,213,014,048	$1,003,340,649	$3,677,538,906
Undistributed net investment income	212,130	201,726,507	5,775,062	47,497,615
Accumulated net realized gain (loss)	1,145,867	190,969,759	(240,140,184)	(336,751,647)
Net unrealized appreciation or depreciation	(2,917,609)	137,268,841	(14,095,169)	111,466,864

NET ASSETS	$66,997,361	$3,742,979,155	$754,880,358	$3,499,751,738

+ Including securities loaned at value	$—	$325,450,321	$11,589,583	$13,148,252
* Cost of investments in securities	$45,474,675	$3,297,983,841	$734,848,645	$3,041,984,292
** Cost of short-term investments	$—	$554,992,466	$12,038,882	$13,489,629
*** Cost of short-term investments in affiliates	$—	$—	$19,867,661	$—
**** Cost of foreign currencies	$112,030	$3,471,595	$—	$—
***** Cost of payable for foreign cash collateral for futures	$341,754	$—	$—	$—
Premiums received for options written	$—	$7,340,200	$—	$12,765,631
Cost of sales commitments	$—	$30,372,500	$—	$—

See Accompanying Notes to Financial Statements

13

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2010 (Unaudited) (continued)

	ING
	Morgan Stanley	ING	ING	ING
	Global	PIMCO	Pioneer	T. Rowe Price
	Tactical Asset	Total Return	Mid Cap	Capital
	Allocation	Bond	Value	Appreciation
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$31,263	$12,415,863	$1,265,689	$51,787,942
Shares outstanding(1)	3,462	982,638	143,074	2,660,174
Net asset value and redemption price per share	$9.03	$12.64	$8.85	$19.47
Class I:
Net assets	n/a	$329,970,294	$233,580,640	$339,109,972
Shares outstanding(1)	n/a	25,560,347	25,954,710	17,114,689
Net asset value and redemption price per share	n/a	$12.91	$9.00	$19.81
Class S:
Net assets	$66,966,098	$3,324,339,720	$520,033,292	$3,029,547,137
Shares outstanding(1)	7,407,275	257,825,860	57,890,943	152,939,344
Net asset value and redemption price per share	$9.04	$12.89	$8.98	$19.81
Class S2:
Net assets	n/a	$76,253,278	$737	$79,306,687
Shares outstanding(1)	n/a	5,947,512	81	4,022,627
Net asset value and redemption price per share	n/a	$12.82	$9.06	$19.72

(1)	Unlimited shares authorized, $0.001 par value, except for share classes not available.

See Accompanying Notes to Financial Statements

14

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2010 (Unaudited)

	ING	ING	ING
	T. Rowe Price	Van Kampen	Wells Fargo
	Equity Income	Growth and Income	Health Care
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at value+*	$1,170,209,356	$541,586,931	$183,669,413
Short-term investments**	6,220,418	17,438,991	—
Short-term investments in affiliates***	—	8,101,645	4,700,285
Short-term investments at amortized cost	37,108,977	—	—
Cash	12,496,691	77,581	—
Receivables:
Investment securities sold	792,522	3,250,126	—
Fund shares sold	3,012,390	1,311,920	468,506
Dividends and interest	2,159,849	1,263,428	220,920

Total assets	1,232,000,203	573,030,622	189,059,124

LIABILITIES:
Payable for investment securities purchased	3,202,948	2,921,170	—
Payable for fund shares redeemed	160,015	44,874	2,913
Payable upon receipt of securities loaned	6,657,082	17,775,084	—
Payable to affiliates	889,713	434,558	158,487
Payable to custodian due to foreign currency overdraft****	—	—	1,444

Total liabilities	10,909,758	21,175,686	162,844

NET ASSETS	$1,221,090,445	$551,854,936	$188,896,280

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,449,849,986	$638,708,200	$211,063,946
Undistributed net investment income (accumulated net investment loss)	14,273,065	5,492,067	(72,623)
Accumulated net realized loss	(118,650,863)	(82,777,291)	(29,930,495)
Net unrealized appreciation or depreciation	(124,381,743)	(9,568,040)	7,835,452

NET ASSETS	$1,221,090,445	$551,854,936	$188,896,280

+ Including securities loaned at value	$6,431,108	$17,331,701	$—
* Cost of investments in securities	$1,294,157,601	$550,818,878	$175,834,815
** Cost of short-term investments	$6,657,082	$17,775,084	$—
*** Cost of short-term investments in affiliates	$—	$8,101,645	$4,700,285
**** Cost of foreign currency overdraft	$—	$—	$1,444

Class ADV:
Net assets	$18,877,980	$4,123,803	$780
Shares outstanding(1)	1,943,928	233,430	82
Net asset value and redemption price per share	$9.71	$17.67	$9.49
Class I:
Net assets	$322,130,124	$15,136,304	$4,777,669
Shares outstanding(1)	32,884,166	858,918	490,439
Net asset value and redemption price per share	$9.80	$17.62	$9.74
Class S:
Net assets	$824,092,393	$487,506,258	$184,117,037
Shares outstanding(1)	84,113,304	27,535,279	19,023,028
Net asset value and redemption price per share	$9.80	$17.70	$9.68
Class S2:
Net assets	$55,989,948	$45,088,571	$794
Shares outstanding(1)	5,752,744	2,559,603	82
Net asset value and redemption price per share	$9.73	$17.62	$9.63

(1)	Unlimited shares authorized, $0.001 par value.

See Accompanying Notes to Financial Statements

15

STATEMENTS OF OPERATIONS for the six months ended June 30, 2010 (unaudited)

	ING	ING	ING	ING
	Artio	Clarion Global	FMRSM Diversified	Global
	Foreign	Real Estate	Mid Cap	Resources
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$13,567,833	$5,979,184	$5,950,503	$6,922,288
Interest	71,154	122,831	665	36
Securities lending income, net	581,867	41,100	650,802	54,717

Total investment income	14,220,854	6,143,115	6,601,970	6,977,041

EXPENSES:
Investment management fees	—	1,452,049	—	—
Unified fees	4,387,310	—	3,634,318	2,929,261
Distribution and service fees:
Class ADV	7,233	1,470	72,532	21,664
Class S	829,263	217,848	1,247,561	1,056,594
Class S2	114,574	5,362	130,587	68,037
Transfer agent fees	—	325	—	—
Administrative service fees	—	183,360	—	—
Shareholder reporting expense	—	50,660	—	—
Professional fees	—	15,820	—	—
Custody and accounting expense	—	119,388	—	—
Trustee fees and expenses	19,534	6,251	20,359	17,290
Miscellaneous expense	—	10,803	—	—
Interest expense	822	153	1,643	532

Total expenses	5,358,736	2,063,489	5,107,000	4,093,378
Net waived and reimbursed fees	(28,615)	(205,072)	(56,299)	(21,593)
Brokerage commission recapture	(15,548)	—	(9)	—

Net expenses	5,314,573	1,858,417	5,050,692	4,071,785

Net investment income	8,906,281	4,284,698	1,551,278	2,905,256

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheld)**	43,100,654	8,168,320	39,124,219	43,982,086
Foreign currency related transactions	10,780,559	(77,032)	(218,034)	40,207
Futures	(85,105)	—	—	—

Net realized gain	53,796,108	8,091,288	38,906,185	44,022,293

Net change in unrealized appreciation or depreciation on:
Investments	(195,930,176)	(39,662,348)	(26,808,684)	(157,222,281)
Foreign currency related transactions	69,636	(14,309)	68,208	(2,423)
Futures	258,172	—	—	—

Net change in unrealized appreciation or depreciation	(195,602,368)	(39,676,657)	(26,740,476)	(157,224,704)

Net realized and unrealized gain (loss)	(141,806,260)	(31,585,369)	12,165,709	(113,202,411)

Increase (decrease) in net assets resulting from operations	$(132,899,979)	$(27,300,671)	$13,716,987	$(110,297,155)

* Foreign taxes withheld	$1,683,883	$313,983	$68,104	$350,561
** Foreign tax on sale of Indian investments	$50,117	$—	$—	$—
(1) Dividends from affiliates	$8,852	$115,105	$25,037	$8,546

See Accompanying Notes to Financial Statements

16

STATEMENTS OF OPERATIONS for the six months ended June 30, 2010 (unaudited)

		ING
	ING	JPMorgan	ING	ING
	Janus	Emerging	Liquid	Marsico
	Contrarian	Markets Equity	Assets	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$4,193,808	$9,054,887	$—	$4,397,919
Interest	602,795	1,611	2,627,614	8
Securities lending income, net	64,104	44,094	272	4,839

Total investment income	4,860,707	9,100,592	2,627,886	4,402,766

EXPENSES:
Unified fees	2,173,830	6,128,212	2,360,409	3,001,847
Distribution and service fees:
Class ADV	2,990	21,784	—	15,346
Class S	641,246	911,681	1,858,093	674,763
Class S2	54,066	79,440	344,643	42,746
Trustee fees and expenses	1,787	18,715	77,505	14,003
Interest expense	8,737	8,265	—	—

Total expenses	2,882,656	7,168,097	4,640,650	3,748,705
Net waived and reimbursed fees	(11,411)	(20,245)	(2,028,967)	(27,616)
Brokerage commission recapture	(32,289)	(8,441)	—	—

Net expenses	2,838,956	7,139,411	2,611,683	3,721,089

Net investment income	2,021,751	1,961,181	16,203	681,677

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	57,565,219	25,744,663	151,142	33,982,336
Foreign currency related transactions	3,826,036	(778,976)	—	—
Written options	(1,052,608)	—	—	—

Net realized gain	60,338,647	24,965,687	151,142	33,982,336

Net change in unrealized appreciation or depreciation on:
Investments	(87,434,952)	(83,880,441)	—	(83,855,807)
Foreign currency related transactions	(920,964)	(39,762)	—	—
Written options	178,962	—	—	—

Net change in unrealized appreciation or depreciation	(88,176,954)	(83,920,203)	—	(83,855,807)

Net realized and unrealized gain (loss)	(27,838,307)	(58,954,516)	151,142	(49,873,471)

Increase (decrease) in net assets resulting from operations	$(25,816,556)	$(56,993,335)	$167,345	$(49,191,794)

* Foreign taxes withheld	$101,374	$600,038	$—	$2,856
(1) Dividends from affiliates	$—	$—	$—	$35,252

See Accompanying Notes to Financial Statements

17

STATEMENTS OF OPERATIONS for the six months ended June 30, 2010 (unaudited)

	ING
	Marsico	ING	ING	ING
	International	MFS	MFS	Morgan Stanley
	Opportunities	Total Return	Utilities	Global Franchise
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$4,840,029	$7,174,768	$10,806,670	$6,461,048
Interest	131	9,178,823	191,503	—
Securities lending income, net	186,116	36,754	—	190,923

Total investment income	5,026,276	16,390,345	10,998,173	6,651,971

EXPENSES:
Investment management fees	991,415	—	1,442,069	—
Unified fees	—	3,615,916	—	1,631,410
Distribution and service fees:
Class ADV	17,799	8,944	4,066	22
Class S	251,848	1,104,555	593,410	344,430
Class S2	—	86,469	4	148,586
Transfer agent fees	376	—	491	—
Administrative service fees	183,594	—	240,342	—
Shareholder reporting expense	62,875	—	22,416	—
Registration fees	—	—	53	—
Professional fees	20,046	—	23,415	—
Custody and accounting expense	134,986	—	88,971	—
Trustee fees and expenses	6,327	19,734	7,599	6,352
Miscellaneous expense	11,792	—	11,021	—
Interest expense	—	39	4,055	—

Total expenses	1,681,058	4,835,657	2,437,912	2,130,800
Net waived and reimbursed fees	(79,435)	(19,083)	(813)	(29,721)
Brokerage commission recapture	—	(22,500)	(18,539)	—

Net expenses	1,601,623	4,794,074	2,418,560	2,101,079

Net investment income	3,424,653	11,596,271	8,579,613	4,550,892

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,508,523	196,548	(12,346,073)	9,246,208
Foreign currency related transactions	(300,339)	(29,474)	5,345,481	5,094,140

Net realized gain (loss)	12,208,184	167,074	(7,000,592)	14,340,348

Net change in unrealized appreciation or depreciation on:
Investments	(62,668,978)	(36,462,716)	(36,991,400)	(27,421,704)
Foreign currency related transactions	(18,915)	11,159	(664,149)	(1,855,112)

Net change in unrealized appreciation or depreciation	(62,687,893)	(36,451,557)	(37,655,549)	(29,276,816)

Net realized and unrealized loss	(50,479,709)	(36,284,483)	(44,656,141)	(14,936,468)

Decrease in net assets resulting from operations	$(47,055,056)	$(24,688,212)	$(36,076,528)	$(10,385,576)

* Foreign taxes withheld	$568,737	$133,306	$767,848	$456,809
(1) Dividends from affiliates	$11,862	$—	$—	$—

See Accompanying Notes to Financial Statements

18

STATEMENTS OF OPERATIONS for the six months ended June 30, 2010 (unaudited)

	ING
	Morgan Stanley	ING	ING	ING
	Global	PIMCO	Pioneer	T. Rowe Price
	Tactical Asset	Total Return	Mid Cap	Capital
	Allocation	Bond	Value	Appreciation
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$542,921	$1,835,587	$7,045,001	$25,728,274
Interest	85,138	53,224,177	89,801	19,521,369
Securities lending income, net	—	4,633	15,663	24,246

Total investment income	628,059	55,064,397	7,150,465	45,273,889

EXPENSES:
Investment management fees	255,766	—	—	—
Unified fees	—	9,721,363	2,661,560	11,821,755
Distribution and service fees:
Class ADV	14	6,193	3,313	170,160
Class S	85,251	3,928,606	728,172	3,990,100
Class S2	—	186,477	2	212,218
Transfer agent fees	96	—	—	—
Administrative service fees	34,102	—	—	—
Shareholder reporting expense	7,761	—	—	—
Professional fees	14,119	—	—	—
Custody and accounting expense	70,295	—	—	—
Trustee fees and expenses	732	62,806	15,394	66,604
Miscellaneous expense	1,965	—	—	—
Interest expense	—	309	—	188

Total expenses	470,101	13,905,754	3,408,441	16,261,025
Net waived and reimbursed fees	(67,275)	(204,341)	(6,363)	(76,475)
Brokerage commission recapture	—	—	(38,455)	(21,917)

Net expenses	402,826	13,701,413	3,363,623	16,162,633

Net investment income	225,233	41,362,984	3,786,842	29,111,256

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	656,070	23,107,546	49,271,510	166,567,464
Foreign currency related transactions	(293,048)	7,260,705	8	8,490
Futures	505,698	32,571,167	—	—
Swaps	—	22,444,452	—	—
Written options	—	11,939,774	—	453,018
Sales commitments	—	163,140	—	—

Net realized gain	868,720	97,486,784	49,271,518	167,028,972

Net change in unrealized appreciation or depreciation on:
Investments	(5,263,889)	46,952,355	(85,292,643)	(274,168,996)
Foreign currency related transactions	(102,883)	5,869,731	—	10,912
Futures	(549,742)	5,113,077	—	—
Swaps	—	3,314,848	—	—
Written options	—	(9,586,467)	—	9,146,385
Sales commitments	—	(43,294)	—	—

Net change in unrealized appreciation or depreciation	(5,916,514)	51,620,250	(85,292,643)	(265,011,699)

Net realized and unrealized gain (loss)	(5,047,794)	149,107,034	(36,021,125)	(97,982,727)

Increase (decrease) in net assets resulting from operations	$(4,822,561)	$190,470,018	$(32,234,283)	$(68,871,471)

* Foreign taxes withheld	$33,564	$14,020	$—	$36,531
(1) Dividends from affiliates	$—	$—	$12,338	$—

See Accompanying Notes to Financial Statements

19

STATEMENTS OF OPERATIONS for the six months ended June 30, 2010 (unaudited)

	ING	ING	ING
	T. Rowe Price	Van Kampen	Wells Fargo
	Equity Income	Growth and Income	Health Care
	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$15,929,387	$6,737,908	$969,121
Interest	40,477	1,418	—
Securities lending income, net	72,881	52,044	—

Total investment income	16,042,745	6,791,370	969,121

EXPENSES:
Unified fees	4,263,667	2,032,004	788,220
Distribution and service fees:
Class ADV	70,121	12,532	4
Class S	1,125,338	699,752	254,466
Class S2	145,418	127,170	4
Trustee fees and expenses	24,346	12,029	2,942
Interest expense	—	149	1,010

Total expenses	5,628,890	2,883,636	1,046,646
Net waived and reimbursed fees	(43,107)	(28,688)	(2,132)
Brokerage commission recapture	(3,645)	(23,566)	(2,770)

Net expenses	5,582,138	2,831,382	1,041,744

Net investment income (loss)	10,460,607	3,959,988	(72,623)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,652,362	14,797,739	5,359,661
Foreign currency related transactions	(7,120)	—	(13,275)

Net realized gain	5,645,242	14,797,739	5,346,386

Net change in unrealized appreciation or depreciation on:
Investments	(92,674,335)	(69,127,765)	(17,759,524)
Foreign currency related transactions	6,259	—	(4,843)

Net change in unrealized appreciation or depreciation	(92,668,076)	(69,127,765)	(17,764,367)

Net realized and unrealized loss	(87,022,834)	(54,330,026)	(12,417,981)

Decrease in net assets resulting from operations	$(76,562,227)	$(50,370,038)	$(12,490,604)

* Foreign taxes withheld	$139,429	$164,547	$33,852
(1) Dividends from affiliates	$—	$3,436	$4,319

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

			ING Clarion
	ING Artio Foreign Portfolio		Global Real Estate Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009

FROM OPERATIONS:
Net investment income	$8,906,281	$28,305,478	$4,284,698	$11,704,872
Net realized gain (loss)	53,796,108	(115,386,740)	8,091,288	(149,792,477)
Net change in unrealized appreciation or depreciation	(195,602,368)	390,945,623	(39,676,657)	255,132,607

Increase (decrease) in net assets resulting from operations	(132,899,979)	303,864,361	(27,300,671)	117,045,002

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(29,459)	—	(12)
Class I	—	(39,344,498)	—	(6,266,937)
Class S	—	(21,498,700)	—	(3,949,862)
Class S2	—	(1,301,536)	—	(42,926)

Total distributions	—	(62,174,193)	—	(10,259,737)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	61,946,354	301,051,126	20,889,895	101,101,716
Proceeds from shares issued in merger (Note 14)	—	78,581,343	—	—
Reinvestment of distributions	—	62,174,193	—	10,259,725

	61,946,354	441,806,662	20,889,895	111,361,441
Cost of shares redeemed	(111,518,632)	(1,097,628,887)	(27,307,936)	(258,120,125)

Net decrease in net assets resulting from capital share transactions	(49,572,278)	(655,822,225)	(6,418,041)	(146,758,684)

Net decrease in net assets	(182,472,257)	(414,132,057)	(33,718,712)	(39,973,419)

NET ASSETS:
Beginning of period	1,066,696,511	1,480,828,568	378,031,628	418,005,047

End of period	$884,224,254	$1,066,696,511	$344,312,916	$378,031,628

Undistributed net investment income at end of period	$8,952,563	$46,282	$38,693,101	$34,408,403

See Accompanying Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING FMRSM Diversified
	Mid Cap Portfolio		ING Global Resources Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009

FROM OPERATIONS:
Net investment income	$1,551,278	$4,257,255	$2,905,256	$8,482,296
Net realized gain (loss)	38,906,185	(71,970,642)	44,022,293	(146,481,892)
Net change in unrealized appreciation or depreciation	(26,740,476)	397,842,382	(157,224,704)	415,286,368

Increase (decrease) in net assets resulting from operations	13,716,987	330,128,995	(110,297,155)	277,286,772

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(19,288)	—	(1,149)
Class I	—	(540,731)	—	(148,080)
Class S	—	(3,977,792)	—	(2,569,702)
Class S2	—	(145,353)	—	(10,643)

Total distributions	—	(4,683,164)	—	(2,729,574)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	50,577,454	132,255,795	26,795,051	105,623,966
Reinvestment of distributions	—	4,683,164	—	2,729,574

	50,577,454	136,938,959	26,795,051	108,353,540
Cost of shares redeemed	(103,770,774)	(229,483,732)	(104,086,300)	(158,387,653)

Net decrease in net assets resulting from capital share transactions	(53,193,320)	(92,544,773)	(77,291,249)	(50,034,113)

Net increase (decrease) in net assets	(39,476,333)	232,901,058	(187,588,404)	224,523,085

NET ASSETS:
Beginning of period	1,119,934,196	887,033,138	964,550,080	740,026,995

End of period	$1,080,457,863	$1,119,934,196	$776,961,676	$964,550,080

Undistributed net investment income at end of period	$2,014,332	$463,054	$11,392,513	$8,487,257

See Accompanying Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

			ING JPMorgan
	ING Janus Contrarian Portfolio		Emerging Markets Equity Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009

FROM OPERATIONS:
Net investment income	$2,021,751	$1,915,756	$1,961,181	$5,490,747
Net realized gain (loss)	60,338,647	(275,132,163)	24,965,687	117,573,159
Net change in unrealized appreciation or depreciation	(88,176,954)	457,009,168	(83,920,203)	372,089,216

Increase (decrease) in net assets resulting from operations	(25,816,556)	183,792,761	(56,993,335)	495,153,122

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,920)	—	(26,418)
Class I	—	(1,252,469)	—	(4,636,194)
Class S	—	(2,830,768)	—	(9,131,144)
Class S2	—	(62,166)	—	(309,405)

Total distributions	—	(4,149,323)	—	(14,103,161)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,155,077	60,505,996	51,576,531	210,885,294
Reinvestment of distributions	—	4,149,323	—	14,103,161

	9,155,077	64,655,319	51,576,531	224,988,455
Cost of shares redeemed	(52,850,915)	(303,521,715)	(131,317,299)	(370,984,188)

Net decrease in net assets resulting from capital share transactions	(43,695,838)	(238,866,396)	(79,740,768)	(145,995,733)

Net increase (decrease) in net assets	(69,512,394)	(59,222,958)	(136,734,103)	335,054,228

NET ASSETS:
Beginning of period	564,222,542	623,445,500	1,026,459,548	691,405,320

End of period	$494,710,148	$564,222,542	$889,725,445	$1,026,459,548

Undistributed (distributions in excess of) net investment income at end of period	$1,344,332	$(677,419)	$7,648,251	$5,687,070

See Accompanying Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Liquid Assets Portfolio		ING Marsico Growth Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009

FROM OPERATIONS:
Net investment income	$16,203	$2,851,331	$681,677	$4,423,965
Net realized gain (loss)	151,142	1,946,597	33,982,336	(16,525,857)
Net change in unrealized appreciation or depreciation	—	—	(83,855,807)	193,708,102

Increase (decrease) in net assets resulting from operations	167,345	4,797,928	(49,191,794)	181,606,210

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(338)
Class I	(16,171)	(593,492)	—	(2,709,502)
Class S	—	(2,258,532)	—	(4,239,273)
Class S2	—	(80,687)	—	(109,645)
Net realized gains:
Class I	—	(416,571)	—	—
Class S	—	(4,358,164)	—	—
Class S2	—	(320,466)	—	—

Total distributions	(16,171)	(8,027,912)	—	(7,058,758)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	404,274,325	649,924,501	41,644,217	88,619,159
Reinvestment of distributions	16,171	8,027,912	—	7,058,758

	404,290,496	657,952,413	41,644,217	95,677,917
Cost of shares redeemed	(594,253,208)	(1,593,926,118)	(76,278,689)	(242,128,705)

Net decrease in net assets resulting from capital share transactions	(189,962,712)	(935,973,705)	(34,634,472)	(146,450,788)

Net increase (decrease) in net assets	(189,811,538)	(939,203,689)	(83,826,266)	28,096,664

NET ASSETS:
Beginning of period	1,898,366,631	2,837,570,320	750,439,738	722,343,074

End of period	$1,708,555,093	$1,898,366,631	$666,613,472	$750,439,738

Undistributed net investment income at end of period	$32	$—	$5,146,800	$4,465,123

See Accompanying Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Marsico International
	Opportunities Portfolio		ING MFS Total Return Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009

FROM OPERATIONS:
Net investment income	$3,424,653	$4,843,485	$11,596,271	$27,495,089
Net realized gain (loss)	12,208,184	(48,451,184)	167,074	(72,748,850)
Net change in unrealized appreciation or depreciation	(62,687,893)	189,946,132	(36,451,557)	210,169,348

Increase (decrease) in net assets resulting from operations	(47,055,056)	146,338,433	(24,688,212)	164,915,587

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(26,436)	—	(45,051)
Class I	—	(3,790,387)	—	(3,291,532)
Class S	—	(2,534,412)	—	(21,266,755)
Class S2	—	(2)	—	(786,743)

Total distributions	—	(6,351,237)	—	(25,390,081)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	28,453,218	55,615,773	19,369,125	61,821,883
Reinvestment of distributions	—	6,351,235	—	25,390,081

	28,453,218	61,967,008	19,369,125	87,211,964
Cost of shares redeemed	(35,050,001)	(222,951,184)	(83,129,201)	(150,738,563)

Net decrease in net assets resulting from capital share transactions	(6,596,783)	(160,984,176)	(63,760,076)	(63,526,599)

Net increase (decrease) in net assets	(53,651,839)	(20,996,980)	(88,448,288)	75,998,907

NET ASSETS:
Beginning of period	388,039,768	409,036,748	1,069,362,860	993,363,953

End of period	$334,387,929	$388,039,768	$980,914,572	$1,069,362,860

Undistributed net investment income at end of period	$9,368,091	$5,943,438	$16,248,593	$4,652,322

See Accompanying Notes to Financial Statements

25
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

			ING Morgan Stanley Global
	ING MFS Utilities Portfolio		Franchise Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009

FROM OPERATIONS:
Net investment income	$8,579,613	$20,441,782	$4,550,892	$4,434,840
Net realized gain (loss)	(7,000,592)	(86,333,592)	14,340,348	(20,796,790)
Net change in unrealized appreciation or depreciation	(37,655,549)	190,456,602	(29,276,816)	91,160,526

Increase (decrease) in net assets resulting from operations	(36,076,528)	124,564,792	(10,385,576)	74,798,576

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(29,699)	—	(50)
Class I	—	(258,769)	—	(60)
Class S	—	(23,268,684)	—	(16,533,341)
Class S2	—	(42)	—	(3,805,165)
Net realized gains:
Class ADV	—	—	—	(23)
Class I	—	—	—	(25)
Class S	—	—	—	(7,154,892)
Class S2	—	—	—	(1,694,957)
Return of capital:
Class ADV	—	(855)	—	—
Class I	—	(6,398)	—	—
Class S	—	(613,261)	—	—
Class S2	—	(1)	—	—

Total distributions	—	(24,177,709)	—	(29,188,513)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,336,723	33,503,162	20,282,725	34,027,488
Reinvestment of distributions	—	24,177,666	—	29,188,357

	19,336,723	57,680,828	20,282,725	63,215,845
Cost of shares redeemed	(41,135,446)	(69,462,115)	(27,976,357)	(42,623,149)

Net increase (decrease) in net assets resulting from capital share transactions	(21,798,723)	(11,781,287)	(7,693,632)	20,592,696

Net increase (decrease) in net assets	(57,875,251)	88,605,796	(18,079,208)	66,202,759

NET ASSETS:
Beginning of period	498,967,112	410,361,316	338,715,641	272,512,882

End of period	$441,091,861	$498,967,112	$320,636,433	$338,715,641

Undistributed (distributions in excess of) net investment income at end of period	$8,297,315	$(282,298)	$4,860,247	$309,355

See Accompanying Notes to Financial Statements

26

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Morgan Stanley Global		ING PIMCO
	Tactical Asset Allocation Portfolio		Total Return Bond Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009

FROM OPERATIONS:
Net investment income	$225,233	$241,001	$41,362,984	$142,445,228
Net realized gain	868,720	3,708,595	97,486,784	161,778,595
Net change in unrealized appreciation or depreciation	(5,916,514)	4,700,170	51,620,250	201,360,291

Increase (decrease) in net assets resulting from operations	(4,822,561)	8,649,766	190,470,018	505,584,114

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(40)
Class I	—	—	—	(42,033,776)
Class S	—	(1,027,574)	—	(106,049,253)
Class S2	—	—	—	(2,475,980)
Net realized gains:
Class ADV	—	—	—	(37)
Class I	—	—	—	(32,756,473)
Class S	—	(1,071,063)	—	(86,086,513)
Class S2	—	—	—	(2,109,392)

Total distributions	—	(2,098,637)	—	(271,511,464)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,214,886	40,087,976	565,030,486	1,115,482,816
Reinvestment of distributions	—	1,437,491	—	271,511,388

	19,214,886	41,525,467	565,030,486	1,386,994,204
Cost of shares redeemed	(9,307,156)	(10,398,727)	(397,875,956)	(1,226,719,962)

Net increase in net assets resulting from capital share transactions	9,907,730	31,126,740	167,154,530	160,274,242

Net increase in net assets	5,085,169	37,677,869	357,624,548	394,346,892

NET ASSETS:
Beginning of period	61,912,192	24,234,323	3,385,354,607	2,991,007,715

End of period	$66,997,361	$61,912,192	$3,742,979,155	$3,385,354,607

Undistributed (distributions in excess of) net investment income at end of period	$212,130	$(13,103)	$201,726,507	$160,363,523

See Accompanying Notes to Financial Statements

27

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Pioneer		ING T. Rowe Price
	Mid Cap Value Portfolio		Capital Appreciation Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009

FROM OPERATIONS:
Net investment income	$3,786,842	$11,225,206	$29,111,256	$73,080,157
Net realized gain (loss)	49,271,518	(96,730,240)	167,028,972	(207,023,797)
Net change in unrealized appreciation or depreciation	(85,292,643)	286,314,951	(265,011,699)	1,000,832,362

Increase (decrease) in net assets resulting from operations	(32,234,283)	200,809,917	(68,871,471)	866,888,722

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(5,285)	—	(540,701)
Class I	—	(3,362,117)	—	(5,674,503)
Class S	—	(6,485,491)	—	(52,594,413)
Class S2	—	(8)	—	(1,311,433)

Total distributions	—	(9,852,901)	—	(60,121,050)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	47,435,265	123,698,321	195,584,274	337,850,104
Reinvestment of distributions	—	9,852,893	—	60,121,050

	47,435,265	133,551,214	195,584,274	397,971,154
Cost of shares redeemed	(80,607,365)	(322,432,866)	(197,209,163)	(284,167,233)

Net increase (decrease) in net assets resulting from capital share transactions	(33,172,100)	(188,881,652)	(1,624,889)	113,803,921

Net increase (decrease) in net assets	(65,406,383)	2,075,364	(70,496,360)	920,571,593

NET ASSETS:
Beginning of period	820,286,741	818,211,377	3,570,248,098	2,649,676,505

End of period	$754,880,358	$820,286,741	$3,499,751,738	$3,570,248,098

Undistributed net investment income at end of period	$5,775,062	$1,988,220	$47,497,615	$18,386,359

See Accompanying Notes to Financial Statements

28

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING T. Rowe Price		ING Van Kampen
	Equity Income Portfolio		Growth and Income Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009

FROM OPERATIONS:
Net investment income	$10,460,607	$22,233,878	$3,959,988	$7,967,190
Net realized gain (loss)	5,645,242	(72,974,874)	14,797,739	(54,799,127)
Net change in unrealized appreciation or depreciation	(92,668,076)	321,359,690	(69,127,765)	171,291,761

Increase (decrease) in net assets resulting from operations	(76,562,227)	270,618,694	(50,370,038)	124,459,824

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(231,679)	—	(24,538)
Class I	—	(5,852,076)	—	(228,312)
Class S	—	(13,678,234)	—	(6,619,227)
Class S2	—	(782,644)	—	(532,094)

Total distributions	—	(20,544,633)	—	(7,404,171)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	109,723,789	225,539,978	22,901,808	37,476,309
Proceeds from shares issued in merger (Note 14)	—	13,545,424	—	—
Reinvestment of distributions	—	20,544,633	—	7,404,171

	109,723,789	259,630,035	22,901,808	44,880,480
Cost of shares redeemed	(113,331,747)	(143,149,450)	(62,042,011)	(79,435,949)

Net increase (decrease) in net assets resulting from capital share transactions	(3,607,958)	116,480,585	(39,140,203)	(34,555,469)

Net increase (decrease) in net assets	(80,170,185)	366,554,646	(89,510,241)	82,500,184

NET ASSETS:
Beginning of period	1,301,260,630	934,705,984	641,365,177	558,864,993

End of period	$1,221,090,445	$1,301,260,630	$551,854,936	$641,365,177

Undistributed net investment income at end of period	$14,273,065	$3,812,458	$5,492,067	$1,532,079

See Accompanying Notes to Financial Statements

29

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Wells Fargo
	Health Care Portfolio
	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009

FROM OPERATIONS:
Net investment loss	$(72,623)	$(116,564)
Net realized gain (loss)	5,346,386	(16,982,368)
Net change in unrealized appreciation or depreciation	(17,764,367)	51,805,432

Increase (decrease) in net assets resulting from operations	(12,490,604)	34,706,500

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,035,624	35,241,844
Cost of shares redeemed	(27,704,778)	(46,754,190)

Net decrease in net assets resulting from capital share transactions	(8,669,154)	(11,512,346)

Net increase (decrease) in net assets	(21,159,758)	23,194,154

NET ASSETS:
Beginning of period	210,056,038	186,861,884

End of period	$188,896,280	$210,056,038

Accumulated net investment loss at end of period	$(72,623)	$—

See Accompanying Notes to Financial Statements

30

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income
		(loss)
		from
		investment																				Supplemental
		operations				Less distributions									Ratios to average net assets							data
	Net												Net			Expenses
	asset			Net									asset			net of fee
	value,			realized	Total								value,		Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from	From net		From net		From			end of		before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment	investment		realized		return of	Total		year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations	income		gains		capital	distributions		period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)

ING Artio Foreign Portfolio
Class ADV
06-30-10	10.81	0	.07•	(1.47)	(1.40)	—		—		—	—		9.41	(12.95)	1.65	1	.49†	1	.49†	1	.47†	3,023	74
12-31-09	9.18	0	.12•	1.69	1.81	0.18		—		—	0.18		10.81	20.12	1.64	1	.48†	1	.48†	1	.28†	1,707	179
12-31-08	18.22	0	.21•	(7.71)	(7.50)	—		1.54		—	1.54		9.18	(43.95)	1.62	1	.47†	1	.47†	1	.45†	1,372	138
12-31-07	16.81	0.01		2.66	2.67	0.05		1.21		—	1.26		18.22	16.04	1.62	1.47		1.47		0.08		6,491	77
04-28-06(4)–12-31-06	15.39	(0	.04)•	1.46	1.42	—		0	.00*	—	0	.00*	16.81	9.24	1.64	1.49		1.49		(0.52)		460	62
Class I
06-30-10	10.90	0.10		(1.48)	(1.38)	—		—		—	—		9.52	(12.66)	0.90	0	.89†	0	.89†	2	.04†	265,733	74
12-31-09	9.40	0	.21•	1.67	1.88	0.38		—		—	0.38		10.90	20.77	0.89	0	.88†	0	.88†	2	.25†	275,235	179
12-31-08	18.48	0	.28•	(7.82)	(7.54)	—		1.54		—	1.54		9.40	(43.53)	0.87	0	.87†	0	.87†	2	.03†	821,760	138
12-31-07	16.94	0.21		2.59	2.80	0.05		1.21		—	1.26		18.48	16.74	0.87	0.87		0.87		1.30		1,259,238	77
12-31-06	13.07	0	.18•	3.69	3.87	—		0	.00*	—	0	.00*	16.94	29.63	0.89	0.89		0.88		1.20		864,923	62
12-31-05	12.21	0	.05•	1.85	1.90	0.02		1.02		—	1.04		13.07	15.60	0.92	0.92		0.92		0.68		107,887	92
Class S
06-30-10	10.81	0.09		(1.47)	(1.38)	—		—		—	—		9.43	(12.77)	1.15	1	.14†	1	.14†	1	.73†	574,289	74
12-31-09	9.32	0.16		1.67	1.83	0.34		—		—	0.34		10.81	20.37	1.14	1	.13†	1	.13†	1	.62†	740,140	179
12-31-08	18.39	0.26		(7.79)	(7.53)	—		1.54		—	1.54		9.32	(43.69)	1.12	1	.12†	1	.12†	1	.87†	616,030	138
12-31-07	16.87	0	.19•	2.56	2.75	0.02		1.21		—	1.23		18.39	16.47	1.12	1.12		1.12		1.05		1,083,647	77
12-31-06	13.06	0.13		3.68	3.81	—		0	.00*	—	0	.00*	16.87	29.19	1.14	1.14		1.13		0.89		727,745	62
12-31-05	12.22	0	.10•	1.77	1.87	0.01		1.02		—	1.03		13.06	15.35	1.17	1.17		1.17		0.76		811,202	92
Class S2
06-30-10	10.76	0.08		(1.46)	(1.38)	—		—		—	—		9.38	(12.83)	1.40	1	.29†	1	.29†	1	.59†	41,179	74
12-31-09	9.27	0	.14•	1.66	1.80	0.31		—		—	0.31		10.76	20.14	1.39	1	.28†	1	.28†	1	.47†	49,614	179
12-31-08	18.32	0.24		(7.75)	(7.51)	—		1.54		—	1.54		9.27	(43.76)	1.37	1	.27†	1	.27†	1	.69†	41,667	138
12-31-07	16.83	0.17		2.53	2.70	—		1.21		—	1.21		18.32	16.23	1.37	1.27		1.27		0.96		83,194	77
12-31-06	13.04	0	.13•	3.66	3.79	—		0	.00*	—	0	.00*	16.83	29.08	1.39	1.29		1.28		0.90		73,497	62
12-31-05	12.22	0	.08•	1.76	1.84	0	.00*	1.02		—	1.02		13.04	15.13	1.42	1.32		1.32		0.62		40,914	92

ING Clarion Global Real Estate Portfolio
Class ADV
06-30-10	9.22	0	.12•	(0.82)	(0.70)	—		—		—	—		8.52	(7.59)	1.75	1	.49†	1	.49†	2	.66†	1,150	34
12-31-09	7.07	0.18		2.10	2.28	0.13		—		—	0.13		9.22	32.88	1.76	1	.49†	1	.49†	2	.36†	1	76
12-31-08	12.08	0.19		(5.20)	(5.01)	—		—		—	—		7.07	(41.47)	1.72	1	.50†	1	.50†	1	.79†	1	53
12-31-07	13.34	0	.07•	(1.08)	(1.01)	0.20		0.01		0.04	0.25		12.08	(7.63)	1.72	1.50		1.50		0.50		1	58
04-28-06(4)–12-31-06	11.05	0	.09•	2.54	2.63	0.24		0.10		—	0.34		13.34	23.82	1.83	1.52		1.52		1.08		1	37
Class I
06-30-10	9.26	0	.11•	(0.78)	(0.67)	—		—		—	—		8.59	(7.24)	1.00	0	.89†	0	.89†	2	.47†	182,422	34
12-31-09	7.12	0	.23•	2.11	2.34	0.20		—		—	0.20		9.26	33.75	1.01	0	.89†	0	.89†	3	.20†	190,880	76
12-31-08	12.08	0	.26•	(5.22)	(4.96)	—		—		—	—		7.12	(41.06)	0.97	0	.90†	0	.90†	2	.73†	272,111	53
12-31-07	13.42	0	.22•	(1.16)	(0.94)	0.35		0.01		0.04	0.40		12.08	(7.03)	0.97	0.90		0.90		1.65		141,367	58
01-03-06(4)–12-31-06	10.00	0.15		3.62	3.77	0.25		0.10		—	0.35		13.42	37.77	1.08	0.92		0.92		1.54		44,706	37
Class S
06-30-10	9.22	0	.10•	(0.78)	(0.68)	—		—		—	—		8.54	(7.38)	1.25	1	.14†	1	.14†	2	.19†	158,790	34
12-31-09	7.09	0.21		2.10	2.31	0.18		—		—	0.18		9.22	33.42	1.26	1	.14†	1	.14†	2	.79†	184,853	76
12-31-08	12.07	0	.23•	(5.21)	(4.98)	—		—		—	—		7.09	(41.26)	1.22	1	.15†	1	.15†	2	.33†	144,199	53
12-31-07	13.41	0	.17•	(1.14)	(0.97)	0.32		0.01		0.04	0.37		12.07	(7.29)	1.22	1.15		1.15		1.26		151,893	58
01-03-06(4)–12-31-06	10.00	0	.16•	3.59	3.75	0.24		0.10		—	0.34		13.41	37.54	1.33	1.17		1.17		1.37		80,218	37

See Accompanying Notes to Financial Statements

31

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																			Supplemental
		operations				Less distributions								Ratios to average net assets							data
	Net										Net				Expenses
	asset			Net							asset				net of fee
	value,			realized	Total						value,			Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from	From net		From net	From		end of			before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment	investment		realized	return of	Total	year or	Total		reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations	income		gains	capital	distributions	period	Return(1)		additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING Clarion Global Real Estate Portfolio (continued)
Class S2
06-30-10	9.26	0	.09•	(0.78)	(0.69)	—		—	—	—	8.57	(7.45)		1.50	1	.29†	1	.29†	2	.04†	1,950	34
12-31-09	7.11	0.18		2.14	2.32	0.17		—	—	0.17	9.26	33.26		1.51	1	.29†	1	.29†	2	.62†	2,298	76
12-31-08	12.12	0	.21•	(5.22)	(5.01)	—		—	—	—	7.11	(41.34)		1.47	1	.30†	1	.30†	2	.02†	1,695	53
12-31-07	13.45	0	.14•	(1.13)	(0.99)	0.29		0.01	0.04	0.34	12.12	(7.39)		1.47	1.30		1.30		1.04		2,736	58
05-03-06(4)–12-31-06	11.05	0	.08•	2.60	2.68	0.18		0.10	—	0.28	13.45	24.25		1.58	1.32		1.32		1.02		1,807	37

ING FMRSM Diversified Mid Cap Portfolio
Class ADV
06-30-10	11.75	(0	.00)*	0.11	0.11	—		—	—	—	11.86	0.94		1.39	1	.24†	1	.24†	(0	.02)†	21,536	25
12-31-09	8.49	0	.00*	3.28	3.28	0.02		—	—	0.02	11.75	38.65		1.40	1.24		1.24		0.05		11,364	59
12-31-08	15.09	0.01		(5.64)	(5.63)	0.02		0.95	—	0.97	8.49	(39.35)		1.39	1	.24†	1	.24†	0	.11†	6,321	146
12-31-07	13.28	(0.04)		1.92	1.88	0.01		0.06	—	0.07	15.09	14.16		1.38	1.23		1.23		(0.22)		9,615	147
01-17-06(4)–12-31-06	13.92	(0.02)		0.75	0.73	—		1.37	—	1.37	13.28	5.62		1.40	1.25		1.25		(0.17)		3,276	160
Class I
06-30-10	11.89	0.03		0.12	0.15	—		—	—	—	12.04	1.26		0.64	0	.64†	0	.64†	0	.52†	73,435	25
12-31-09	8.57	0	.07•	3.32	3.39	0.07		—	—	0.07	11.89	39.61		0.65	0.64		0.64		0.68		74,080	59
12-31-08	15.33	0.11		(5.77)	(5.66)	0.15		0.95	—	1.10	8.57	(39.02)		0.64	0	.64†	0	.64†	0	.70†	158,268	146
12-31-07	13.44	0	.05•	1.94	1.99	0.04		0.06	—	0.10	15.33	14.81		0.63	0.63		0.63		0.36		345,200	147
12-31-06	13.25	0	.07•	1.49	1.56	—		1.37	—	1.37	13.44	12.21		0.65	0.65		0.65		0.50		84,973	160
08-15-05(4)–12-31-05	12.48	0	.02•	0.75	0.77	—		—	—	—	13.25	6.17		0.74	0.74		0.74		0.34		214	186
Class S
06-30-10	11.85	0.02		0.11	0.13	—		—	—	—	11.98	1.10		0.89	0	.89†	0	.89†	0	.26†	933,057	25
12-31-09	8.55	0.04		3.31	3.35	0.05		—	—	0.05	11.85	39.18		0.90	0.89		0.89		0.40		984,825	59
12-31-08	15.24	0.06		(5.71)	(5.65)	0.09		0.95	—	1.04	8.55	(39.14)		0.89	0	.89†	0	.89†	0	.46†	688,119	146
12-31-07	13.38	0.01		1.93	1.94	0.02		0.06	—	0.08	15.24	14.49		0.88	0.88		0.88		0.14		1,140,647	147
12-31-06	13.23	0.02		1.50	1.52	—		1.37	—	1.37	13.38	11.91		0.90	0.90		0.90		0.16		665,138	160
12-31-05	12.26	(0	.01)•	1.95	1.94	—		0.97	—	0.97	13.23	16.90		0.99	0.99		0.99		(0.06)		584,904	186
Class S2
06-30-10	11.81	0.01		0.12	0.13	—		—	—	—	11.94	1.10		1.14	1	.04†	1	.04†	0	.13†	52,430	25
12-31-09	8.52	0.02		3.31	3.33	0.04		—	—	0.04	11.81	39.05		1.15	1.04		1.04		0.25		49,665	59
12-31-08	15.16	0.04		(5.68)	(5.64)	0.05		0.95	—	1.00	8.52	(39.26)		1.14	1	.04†	1	.04†	0	.30†	34,326	146
12-31-07	13.32	(0.01)		1.91	1.90	0	.00*	0.06	—	0.06	15.16	14.28		1.13	1.03		1.03		(0.02)		59,534	147
12-31-06	13.19	0	.00*	1.50	1.50	—		1.37	—	1.37	13.32	11.79		1.15	1.05		1.05		0.02		42,398	160
12-31-05	12.24	(0	.03)•	1.95	1.92	—		0.97	—	0.97	13.19	16.76		1.24	1.14		1.14		(0.20)		30,511	186
ING Global Resources Portfolio
Class ADV
06-30-10	17.55	0	.03•	(2.20)	(2.17)	—		—	—	—	15.38	(12.36)		1.40	1	.25†	1	.25†	0	.39†	7,749	32
12-31-09	12.82	0	.09•	4.65	4.74	0.01		—	—	0.01	17.55	36.96		1.41	1	.26†	1	.26†	0	.64†	4,007	77
12-31-08	25.93	0	.09•	(8.99)	(8.90)	0.38		3.83	—	4.21	12.82	(41	.22)(a)	1.39	1	.24†	1	.24†	0	.46†	1,983	85
12-31-07	21.64	0	.30•	6.51	6.81	0.03		2.49	—	2.52	25.93	32.81		1.39	1	.24†	1	.24†	1	.26†	1,880	166
12-18-06(4)–12-31-06	21.75	(0	.00)*	(0.11)	(0.11)	—		—	—	—	21.64	(0.51)		1.40	1.25		1.25		(0.79)		181	159

See Accompanying Notes to Financial Statements

32

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																				Supplemental
		operations					Less distributions								Ratios to average net assets							data
	Net											Net				Expenses
	asset			Net								asset				net of fee
	value,			realized	Total							value,			Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net		From net	From		end of			before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment		realized	return of	Total	year or	Total		reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income		gains	capital	distributions	period	Return(1)		additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)		($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING Global Resources Portfolio (continued)
Class I
06-30-10	18.00	0	.08•	(2.26)	(2.18)		—		—	—	—	15.82	(12.11)		0.65	0	.65†	0	.65†	0	.90†	28,746	32
12-31-09	13.14	0	.19•	4.76	4.95		0.09		—	—	0.09	18.00	37.87		0.66	0	.66†	0	.66†	1	.25†	29,788	77
12-31-08	26.36	0	.21•	(9.18)	(8.97)		0.42		3.83	—	4.25	13.14	(40	.86)(a)	0.64	0	.64†	0	.64†	0	.97†	23,664	85
12-31-07	21.84	0	.32•	6.72	7.04		0.03		2.49	—	2.52	26.36	33.60		0.64	0	.64†	0	.64†	1	.32†	35,734	166
12-31-06	20.41	0	.10•	4.21	4.31		0.07		2.81	—	2.88	21.84	21.72		0.65	0.65		0.65		0.48		19,960	159
12-31-05	15.74	0.12		5.62	5.74		0.17		0.90	—	1.07	20.41	38.08		0.65	0.65		0.65		1.17		8,870	334
Class S
06-30-10	17.86	0	.06•	(2.25)	(2.19)		—		—	—	—	15.67	(12.26)		0.90	0	.90†	0	.90†	0	.64†	716,824	32
12-31-09	13.03	0.15		4.73	4.88		0.05		—	—	0.05	17.86	37.51		0.91	0	.91†	0	.91†	1	.00†	902,260	77
12-31-08	26.19	0	.16•	(9.11)	(8.95)		0.38		3.83	—	4.21	13.03	(41	.00)(a)	0.89	0	.89†	0	.89†	0	.74†	691,845	85
12-31-07	21.74	0	.25•	6.69	6.94		0	.00*	2.49	—	2.49	26.19	33.27		0.89	0	.89†	0	.89†	1	.07†	1,039,716	166
12-31-06	20.35	0	.05•	4.19	4.24		0.04		2.81	—	2.85	21.74	21.41		0.90	0.90		0.90		0.23		540,037	159
12-31-05	15.71	0.13		5.55	5.68		0.14		0.90	—	1.04	20.35	37.73		0.90	0.90		0.90		1.01		379,936	334
Class S2
06-30-10	17.74	0	.04•	(2.22)	(2.18)		—		—	—	—	15.56	(12.29)		1.15	1	.05†	1	.05†	0	.49†	23,643	32
12-31-09	12.93	0	.12•	4.70	4.82		0.01		—	—	0.01	17.74	37.26		1.16	1	.06†	1	.06†	0	.85†	28,494	77
12-31-08	26.01	0.12		(9.04)	(8.92)		0.33		3.83	—	4.16	12.93	(41	.09)(a)	1.14	1	.04†	1	.04†	0	.58†	22,534	85
12-31-07	21.63	0.20		6.67	6.87		—		2.49	—	2.49	26.01	33.09		1.14	1	.04†	1	.04†	0	.85†	41,174	166
12-31-06	20.28	0	.02•	4.16	4.18		0.02		2.81	—	2.83	21.63	21.19		1.15	1.05		1.05		0.08		31,793	159
12-31-05	15.68	0.09		5.55	5.64		0.14		0.90	—	1.04	20.28	37.54		1.15	1.05		1.05		0.85		22,548	334

ING Janus Contrarian Portfolio
Class ADV
06-30-10	10.40	0.02		(0.57)	(0.55)		—		—	—	—	9.85	(5.29)		1.54	1.39		1.38		0.34		729	57
12-31-09	7.70	(0	.00)*	2.76	2.76		0.06		—	—	0.06	10.40	36.05		1.54	1.38		1.36		(0.12)		805	99
12-31-08	17.58	(0	.05)•	(7.86)	(7.91)		0.11		1.86	—	1.97	7.70	(49.18)		1.50	1.34		1.33		(0.46)		501	48
12-31-07	14.81	0	.00•,*	3.07	3.07		—		0.30	—	0.30	17.58	20.80		1.49	1.34		1.32		0.01		2	112
12-29-06(4)–12-31-06	14.81	(0	.00)*	—	(0	.00)*	—		—	—	—	14.81	—		1.53	1.38		1.38		(1.38)		1	34
Class I
06-30-10	10.60	0.05		(0.58)	(0.53)		—		—	—	—	10.07	(5.00)		0.79	0.79		0.78		0.98		15,288	57
12-31-09	7.84	(0.06)		2.91	2.85		0.09		—	—	0.09	10.60	36.55		0.79	0.78		0.76		0.82		15,845	99
12-31-08	17.75	0	.11•	(8.05)	(7.94)		0.11		1.86	—	1.97	7.84	(48.85)		0.75	0.74		0.73		0.92		156,515	48
12-31-07	14.89	0.09		3.07	3.16		—		0.30	—	0.30	17.75	21.30		0.74	0.74		0.72		0.67		2	112
04-28-06(4)–12-31-06	13.88	0	.09•	1.58	1.67		0.08		0.58	—	0.66	14.89	12.85		0.78	0.78		0.78		0.72		1	34
Class S
06-30-10	10.59	0.04		(0.58)	(0.54)		—		—	—	—	10.05	(5.10)		1.04	1.04		1.03		0.73		458,961	57
12-31-09	7.81	0.02		2.81	2.83		0.05		—	—	0.05	10.59	36.44		1.04	1.03		1.01		0.24		525,708	99
12-31-08	17.70	0.08		(8.03)	(7.95)		0.08		1.86	—	1.94	7.81	(48.98)		1.00	0.99		0.98		0.66		447,678	48
12-31-07	14.90	0	.06•	3.04	3.10		—		0.30	—	0.30	17.70	20.88		0.99	0.99		0.97		0.34		810,064	112
12-31-06	12.72	0	.07•	2.75	2.82		0.06		0.58	—	0.64	14.90	23.04		1.03	1.03		1.03		0.51		150,930	34
12-31-05	11.01	0	.04•	1.68	1.72		0.01		—	—	0.01	12.72	15.61		1.05	1.05		1.05		0.34		81,925	47
Class S2
06-30-10	10.52	0.03		(0.57)	(0.54)		—		—	—	—	9.98	(5.13)		1.29	1.19		1.18		0.59		19,732	57
12-31-09	7.75	0.01		2.79	2.80		0.03		—	—	0.03	10.52	36.20		1.29	1.18		1.16		0.08		21,864	99
12-31-08	17.58	0.07		(7.99)	(7.92)		0.05		1.86	—	1.91	7.75	(49.07)		1.25	1.14		1.13		0.53		18,751	48
12-31-07	14.81	0.02		3.05	3.07		—		0.30	—	0.30	17.58	20.81		1.24	1.14		1.12		0.19		39,409	112
12-31-06	12.66	0.05		2.73	2.78		0.05		0.58	—	0.63	14.81	22.81		1.28	1.18		1.18		0.37		7,238	34
12-31-05	10.98	0	.02•	1.67	1.69		0.01		—	—	0.01	12.66	15.39		1.30	1.20		1.20		0.22		3,756	47

See Accompanying Notes to Financial Statements

33

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																					Supplemental
		operations						Less distributions										Ratios to average net assets					data
	Net														Net				Expenses
	asset			Net											asset				net of fee
	value,			realized		Total									value,			Expenses	waivers	Expenses			Net assets,
	beginning	Net		and		from		From net		From net		From			end of			before	and/or	net of all	Net Investment		end of	Portfolio
	of year	investment		unrealized		investment		investment		realized		return of	Total		year or	Total		reductions/	recoupments,	reductions/	income		year or	turnover
	or period	income (loss)		gain (loss)		operations		income		gains		capital	distributions		period	Return(1)		additions(2)(3)	if any(2)(3)	additions(2)(3)	(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)		($)		($)		($)		($)	($)		($)	(%)		(%)	(%)	(%)	(%)		($000’s)	(%)

ING JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-10	20.00	0	.00•,*	(1.18)		(1.18)		—		—		—	—		18.82	(5.90)		2.01	1.86	1.85	0.05		8,714	8
12-31-09	11.80	0.01		8.32		8.33		0.13		—		—	0.13		20.00	70.91		2.01	1.86	1.86	0.15		4,140	34
12-31-08	26.43	0	.25•	(13.17)		(12.92)		0.48		1.23		—	1.71		11.80	(51	.46)(a)	2.00	1.85	1.85	1.27		2,318	14
12-31-07	19.42	(0	.00)•,*	7.33		7.33		0.27		0.05		—	0.32		26.43	38.02		2.00	1.85	1.85	(0	.00)*	5,040	15
03-23-06(4)–12-31-06	15.99	(0.02)		3.75		3.73		0.11		0.19		—	0.30		19.42	23.74		2.01	1.86	1.86	(0.36)		431	5
Class I
06-30-10	20.38	0	.06•	(1.20)		(1.14)		—		—		—	—		19.24	(5.59)		1.26	1.26	1.25	0.61		204,305	8
12-31-09	12.03	0	.13•	8.48		8.61		0.26		—		—	0.26		20.38	72.16		1.26	1.26	1.26	0.86		202,720	34
12-31-08	26.85	0	.36•	(13.40)		(13.04)		0.55		1.23		—	1.78		12.03	(51	.21)(a)	1.25	1.25	1.25	1.86		203,797	14
12-31-07	19.61	0	.16•	7.40		7.56		0.27		0.05		—	0.32		26.85	38.86		1.25	1.25	1.25	0.72		333,429	15
12-31-06	14.67	0	.12•	5.12		5.24		0.11		0.19		—	0.30		19.61	36.18		1.26	1.26	1.26	0.72		193,413	5
12-02-05(4)–12-31-05	14.28	0	.03•	0.36		0.39		—		—		—	—		14.67	2.73		1.30	1.30	1.30	2.38		33,756	85
Class S
06-30-10	20.33	0	.03•	(1.20)		(1.17)		—		—		—	—		19.16	(5.76)		1.51	1.51	1.50	0.35		647,368	8
12-31-09	12.00	0	.08•	8.46		8.54		0.21		—		—	0.21		20.33	71.70		1.51	1.51	1.51	0.52		786,256	34
12-31-08	26.79	0	.32•	(13.38)		(13.06)		0.50		1.23		—	1.73		12.00	(51	.32)(a)	1.50	1.50	1.50	1.61		464,609	14
12-31-07	19.58	0	.10•	7.39		7.49		0.23		0.05		—	0.28		26.79	38.53		1.50	1.50	1.50	0.45		974,312	15
12-31-06	14.67	0.10		5.09		5.19		0.09		0.19		—	0.28		19.58	35.79		1.51	1.51	1.51	0.69		556,576	5
12-31-05(5)	10.89	0	.11•	3.68		3.79		0.01		—		—	0.01		14.67	34.82		1.50	1.50	1.50	0.90		366,350	85
Class S2
06-30-10	20.19	0	.02•	(1.19)		(1.17)		—		—		—	—		19.02	(5.79)		1.76	1.66	1.65	0.20		29,339	8
12-31-09	11.92	0.06		8.39		8.45		0.18		—		—	0.18		20.19	71.27		1.76	1.66	1.66	0.37		33,343	34
12-31-08	26.59	0	.30•	(13.29)		(12.99)		0.45		1.23		—	1.68		11.92	(51	.37)(a)	1.75	1.65	1.65	1.48		20,682	14
12-31-07	19.45	0.08		7.32		7.40		0.21		0.05		—	0.26		26.59	38.29		1.75	1.65	1.65	0.34		47,835	15
12-31-06	14.58	0	.08•	5.06		5.14		0.08		0.19		—	0.27		19.45	35.68		1.76	1.66	1.66	0.50		35,282	5
12-31-05(5)	10.85	0	.09•	3.65		3.74		0.01		—		—	0.01		14.58	34.51		1.75	1.65	1.65	0.74		19,785	85

ING Liquid Assets Portfolio
Class I
06-30-10	1.00	0	.00*	0	.00*	0	.00*	0	.00*	—		—	0	.00*	1.00	0.01		0.28	0.27	0.27	0.02		143,312	—
12-31-09	1.00	0	.00*	0	.00*	0	.00*	(0	.00)*	(0	.00)*	—	(0	.00)*	1.00	0.52		0.29	0.29	0.29	0.31		153,190	—
12-31-08	1.00	0.03		0	.00*	0.03		0.03		—		—	0.03		1.00	2.70		0.28	0.28	0.28	2.64		204,155	—
12-31-07	1.00	0.05		(0	.00)*	0.05		0.05		—		—	0.05		1.00	5.22		0.28	0.28	0.28	5.10		184,187	—
12-31-06	1.00	0.05		—		0.05		0.05		—		—	0.05		1.00	4.93		0.29	0.29	0.29	4.89		204,662	—
12-31-05	1.00	0.03		(0	.00)*	0.03		0.03		—		—	0.03		1.00	3.04		0.29	0.29	0.29	3.00		134,152	—
Class S
06-30-10	1.00	0	.00*	0	.00*	0	.00*	—		—		—	—		1.00	—		0.53	0.30	0.30	0	.00*	1,410,984	—
12-31-09	1.00	0	.00*	0	.00*	0	.00*	(0	.00)*	(0	.00)*	—	(0	.00)*	1.00	0.31		0.54	0.51	0.51	0.10		1,610,786	—
12-31-08	1.00	0.02		0	.00*	0.02		0.02		—			0.02		1.00	2.44		0.53	0.53	0.53	2.28		2,461,486	—
12-31-07	1.00	0.05		0	.00*	0.05		0.05		—		—	0.05		1.00	4.96		0.53	0.53	0.53	4.85		1,136,300	—
12-31-06	1.00	0.05		—		0.05		0.05		—		—	0.05		1.00	4.67		0.54	0.54	0.54	4.60		767,059	—
12-31-05	1.00	0.03		(0	.00)*	0.03		0.03		—		—	0.03		1.00	2.78		0.54	0.54	0.54	2.75		676,630	—
Class S2
06-30-10	1.00	0	.00*	0	.00*	0	.00*	—		—		—	—		1.00	—		0.78	0.30	0.30	0	.00*	154,259	—
12-31-09	1.00	0	.00*	0	.00*	0	.00*	(0	.00)*	(0	.00)*	—	(0	.00)*	1.00	0.27		0.79	0.55	0.55	0.05		134,392	—
12-31-08	1.00	0.02		0	.00*	0.02		0.02		—		—	0.02		1.00	2.29		0.78	0.68	0.68	2.06		171,930	—
12-31-07	1.00	0.05		—		0.05		0.05		—		—	0.05		1.00	4.80		0.78	0.68	0.68	4.70		55,304	—
12-31-06	1.00	0.05		—		0.05		0.05		—		—	0.05		1.00	4.51		0.79	0.69	0.69	4.48		20,509	—
12-31-05	1.00	0.03		(0	.00)*	0.03		0.03		—		—	0.03		1.00	2.63		0.79	0.69	0.69	2.61		12,828	—

See Accompanying Notes to Financial Statements

34

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																			Supplemental
		operations				Less distributions								Ratios to average net assets							data
	Net											Net			Expenses
	asset			Net								asset			net of fee
	value,			realized	Total							value,		Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from	From net		From net	From			end of		before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment	investment		realized	return of	Total		year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations	income		gains	capital	distributions		period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Marsico Growth Portfolio
Class ADV
06-30-10	14.29	(0	.01)•	(1.03)	(1.04)	—		—	—	—		13.25	(7.28)	1.56	1	.41†	1	.41†	(0	.20)†	5,383	38
12-31-09	11.11	0	.02•	3.16	3.18	0	.00*	—	—	0	.00*	14.29	28.63	1.56	1	.41†	1	.41†	0	.19†	4,313	74
12-31-08	18.68	0	.04•	(7.61)	(7.57)	—		—	—	—		11.11	(40.52)	1.53	1	.38†	1	.38†	0	.24†	3,818	76
12-31-07	16.42	0.06		2.20	2.26	—		—	—	—		18.68	13.76	1.52	1.37		1.37		0.34		14,649	51
12-31-06	15.70	(0.04)		0.76	0.72	—		—	—	—		16.42	4.59	1.52	1.37		1.36		(0.34)		11,394	64
12-31-05	14.47	(0	.06)•	1.29	1.23	—		—	—	—		15.70	8.50	1.51	1.36		1.34		(0.41)		6,456	72
Class I
06-30-10	14.51	0.03		(1.04)	(1.01)	—		—	—	—		13.50	(6.96)	0.81	0	.81†	0	.81†	0	.37†	160,923	38
12-31-09	11.36	0	.10•	3.20	3.30	0.15		—	—	0.15		14.51	29.30	0.81	0	.81†	0	.81†	0	.80†	182,448	74
12-31-08	19.14	0	.15•	(7.80)	(7.65)	0.13		—	—	0.13		11.36	(40.16)	0.78	0	.78†	0	.78†	0	.95†	249,020	76
12-31-07	16.73	0	.17•	2.24	2.41	0	.00*	—	—	0	.00*	19.14	14.43	0.77	0.77		0.77		0.96		145,442	51
12-31-06	15.90	0	.05•	0.78	0.83	—		—	—	—		16.73	5.22	0.77	0.77		0.76		0.30		75,920	64
12-31-05	14.57	0	.03•	1.30	1.33	—		—	—	—		15.90	9.13	0.76	0.76		0.74		0.18		10,944	72
Class S
06-30-10	14.37	0.01		(1.03)	(1.02)	—		—	—	—		13.35	(7.10)	1.06	1	.06†	1	.06†	0	.13†	484,966	38
12-31-09	11.24	0.07		3.17	3.24	0.11		—	—	0.11		14.37	29.00	1.06	1	.06†	1	.06†	0	.54†	546,201	74
12-31-08	18.93	0.11		(7.72)	(7.61)	0.08		—	—	0.08		11.24	(40.31)	1.03	1	.03†	1	.03†	0	.65†	455,225	76
12-31-07	16.58	0.12		2.23	2.35	—		—	—	—		18.93	14.17	1.02	1.02		1.02		0.64		833,885	51
12-31-06	15.80	(0	.00)*	0.78	0.78	—		—	—	—		16.58	4.94	1.02	1.02		1.01		(0	.00)*	801,219	64
12-31-05	14.51	0	.00*	1.29	1.29	—		—	—	—		15.80	8.89	1.01	1.01		0.99		(0.02)		886,962	72
Class S2
06-30-10	14.28	(0	.00)•,*	(1.03)	(1.03)	—		—	—	—		13.25	(7.21)	1.31	1	.21†	1	.21†	(0	.02)†	15,341	38
12-31-09	11.16	0.05		3.16	3.21	0.09		—	—	0.09		14.28	28.88	1.31	1	.21†	1	.21†	0	.39†	17,478	74
12-31-08	18.79	0	.08•	(7.66)	(7.58)	0.05		—	—	0.05		11.16	(40.42)	1.28	1	.18†	1	.18†	0	.49†	14,280	76
12-31-07	16.48	0.09		2.22	2.31	—		—	—	—		18.79	14.02	1.27	1.17		1.17		0.49		26,473	51
12-31-06	15.73	(0.02)		0.77	0.75	—		—	—	—		16.48	4.77	1.27	1.17		1.16		(0.15)		24,805	64
12-31-05	14.47	(0	.03)•	1.29	1.26	—		—	—	—		15.73	8.71	1.26	1.16		1.14		(0.19)		22,551	72

ING Marsico International Opportunities Portfolio
Class ADV
06-30-10	10.48	0	.07•	(1.36)	(1.29)	—		—	—	—		9.19	(12.31)	1.52	1	.33†	1	.33†	1	.47†	4,604	71
12-31-09	7.69	0	.05•	2.79	2.84	0.05		—	—	0.05		10.48	37.02	1.50	1	.29†	1	.29†	0	.58†	4,737	110
12-31-08	16.99	0	.11•	(8.01)	(7.90)	—		1.40	—	1.40		7.69	(49.65)	1.49	1	.28†	1	.28†	0	.85†	4,326	122
12-31-07	15.22	0	.14•	2.81	2.95	0.11		1.07	—	1.18		16.99	20.19	1.47	1.28		1.28		0.88		15,698	111
01-20-06(4)–12-31-06	12.77	0.04		2.46	2.50	0.01		0.04	—	0.05		15.22	19.63	1.48	1.28		1.28		0.34		17,507	103
Class I
06-30-10	10.46	0	.10•	(1.36)	(1.26)	—		—	—	—		9.20	(12.05)	0.77	0	.73†	0	.73†	2	.05†	154,077	71
12-31-09	7.70	0	.11•	2.79	2.90	0.14		—	—	0.14		10.46	38.03	0.75	0	.69†	0	.69†	1	.31†	162,601	110
12-31-08	17.11	0	.20•	(8.05)	(7.85)	0.16		1.40	—	1.56		7.70	(49.34)	0.74	0	.68†	0	.68†	1	.62†	210,871	122
12-31-07	15.32	0	.23•	2.84	3.07	0.21		1.07	—	1.28		17.11	20.88	0.72	0.68		0.68		1.42		204,729	111
12-31-06	12.38	0	.12•	2.87	2.99	0.01		0.04	—	0.05		15.32	24.21	0.73	0.68		0.68		0.90		137,712	103
04-29-05(4)–12-31-05	10.00	0	.04•	2.52	2.56	0.02		0.16	—	0.18		12.38	25.62	0.78	0.68		0.68		0.58		44,459	73
Class S
06-30-10	10.41	0	.09•	(1.35)	(1.26)	—		—	—	—		9.15	(12.10)	1.02	0	.98†	0	.98†	1	.73†	175,706	71
12-31-09	7.66	0	.08•	2.78	2.86	0.11		—	—	0.11		10.41	37.60	1.00	0	.94†	0	.94†	0	.94†	220,701	110
12-31-08	17.05	0	.16•	(8.02)	(7.86)	0.13		1.40	—	1.53		7.66	(49.51)	0.99	0	.93†	0	.93†	1	.25†	193,839	122
12-31-07	15.28	0	.18•	2.84	3.02	0.18		1.07	—	1.25		17.05	20.58	0.97	0.93		0.93		1.10		362,903	111
12-31-06	12.36	0.08		2.88	2.96	0	.00*	0.04	—	0.04		15.28	24.02	0.98	0.93		0.93		0.64		222,639	103
05-02-05(4)–12-31-05	10.00	0	.02•	2.51	2.53	0.01		0.16	—	0.17		12.36	25.35	1.02	0.93		0.93		0.22		150,499	73

See Accompanying Notes to Financial Statements

35

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																		Supplemental
		operations					Less distributions						Ratios to average net assets							data
	Net										Net			Expenses
	asset			Net							asset			net of fee
	value,			realized	Total						value,		Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net	From net	From		end of		before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment	realized	return of	Total	year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income	gains	capital	distributions	period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Marsico International Opportunities Portfolio (continued)
Class S2
06-30-10	10.50	0.10		(1.37)	(1.27)		—	—	—	—	9.23	(12.10)	1.27	1	.13†	1	.13†	1	.92†	1	71
12-31-09	7.64	0.07		2.82	2.89		0.03	—	—	0.03	10.50	37.84	1.25	1	.09†	1	.09†	0	.79†	1	110
12-31-08	16.95	0.13		(8.00)	(7.87)		0.04	1.40	—	1.44	7.64	(49.66)	1.24	1	.08†	1	.08†	1	.01†	1	122
12-31-07	15.28	0.15		2.80	2.95		0.21	1.07	—	1.28	16.95	20.13	1.22	1.08		1.08		0.97		1	111
12-29-06(4)–12-31-06	15.28	(0	.00)*	—	(0	.00)*	—	—	—	—	15.28	—	1.23	1.08		1.08		(1.08)		1	103

ING MFS Total Return Portfolio
Class ADV
06-30-10	13.69	0	.13•	(0.50)	(0.37)		—	—	—	—	13.32	(2.70)	1.45	1.30		1.29		1.86		2,727	12
12-31-09	11.90	0.29		1.79	2.08		0.29	—	—	0.29	13.69	17.48	1.45	1.30		1.29		2.39		2,184	44
12-31-08	17.99	0	.37•	(4.17)	(3.80)		0.68	1.61	—	2.29	11.90	(22.63)	1.41	1.26		1.25		2.40		1,960	59
12-31-07	18.78	0.40		0.31	0.71		0.48	1.02	—	1.50	17.99	3.61	1.39	1.24		1.23		2.12		6,428	60
12-31-06	18.05	0	.40•	1.57	1.97		0.40	0.84	—	1.24	18.78	11.55	1.39	1.24		1.23		2.28		6,428	44
12-31-05	18.67	0	.36•	0.09	0.45		0.41	0.66	—	1.07	18.05	2.53	1.40	1.25		1.25		1.98		5,839	51
Class I
06-30-10	13.66	0.18		(0.50)	(0.32)		—	—	—	—	13.34	(2.34)	0.70	0.70		0.69		2.45		116,172	12
12-31-09	11.87	0	.37•	1.78	2.15		0.36	—	—	0.36	13.66	18.14	0.70	0.70		0.69		3.00		127,025	44
12-31-08	18.26	0	.48•	(4.23)	(3.75)		1.03	1.61	—	2.64	11.87	(22.17)	0.66	0.66		0.65		3.06		121,270	59
12-31-07	19.03	0.51		0.34	0.85		0.60	1.02	—	1.62	18.26	4.27	0.64	0.64		0.63		2.75		200,345	60
12-31-06	18.26	0	.53•	1.57	2.10		0.49	0.84	—	1.33	19.03	12.22	0.64	0.64		0.63		2.86		151,940	44
12-31-05	18.81	0	.49•	0.08	0.57		0.46	0.66	—	1.12	18.26	3.14	0.65	0.65		0.65		2.71		172,607	51
Class S
06-30-10	13.70	0.16		(0.51)	(0.35)		—	—	—	—	13.35	(2.55)	0.95	0.95		0.94		2.20		829,466	12
12-31-09	11.90	0	.34•	1.79	2.13		0.33	—	—	0.33	13.70	17.91	0.95	0.95		0.94		2.74		904,853	44
12-31-08	18.23	0	.44•	(4.22)	(3.78)		0.94	1.61	—	2.55	11.90	(22.35)	0.91	0.91		0.90		2.82		836,604	59
12-31-07	19.00	0	.47•	0.33	0.80		0.55	1.02	—	1.57	18.23	4.01	0.89	0.89		0.88		2.47		1,265,296	60
12-31-06	18.23	0	.48•	1.57	2.05		0.44	0.84	—	1.28	19.00	11.93	0.89	0.89		0.88		2.62		1,400,960	44
12-31-05	18.78	0	.43•	0.10	0.53		0.42	0.66	—	1.08	18.23	2.90	0.89	0.89		0.89		2.32		1,465,066	51
Class S2
06-30-10	13.60	0.15		(0.50)	(0.35)		—	—	—	—	13.25	(2.57)	1.20	1.10		1.09		2.05		32,550	12
12-31-09	11.82	0	.32•	1.77	2.09		0.31	—	—	0.31	13.60	17.69	1.20	1.10		1.09		2.60		35,301	44
12-31-08	18.08	0	.41•	(4.18)	(3.77)		0.88	1.61	—	2.49	11.82	(22.44)	1.16	1.06		1.05		2.67		33,529	59
12-31-07	18.87	0.45		0.31	0.76		0.53	1.02	—	1.55	18.08	3.82	1.14	1.04		1.03		2.32		51,016	60
12-31-06	18.12	0.45		1.56	2.01		0.42	0.84	—	1.26	18.87	11.79	1.14	1.04		1.03		2.48		54,492	44
12-31-05	18.71	0	.40•	0.08	0.48		0.41	0.66	—	1.07	18.12	2.68	1.14	1.04		1.04		2.18		49,367	51

ING MFS Utilities Portfolio
Class ADV
06-30-10	11.97	0	.22•	(1.13)	(0.91)		—	—	—	—	11.06	(7.60)	1.52	1.37		1.36		3.85		1,980	33
12-31-09	9.49	0	.48•	2.56	3.04		0.55	—	0.02	0.57	11.97	32.35	1.55	1.40		1.38		4.61		658	71
12-31-08	17.74	0.30		(6.42)	(6.12)		0.38	1.75	—	2.13	9.49	(37.91)	1.53	1.38		1.36		2.13		618	67
12-31-07	14.54	0	.29•	3.59	3.88		0.14	0.54	—	0.68	17.74	26.97	1.52	1.37		1.34		1.73		987	81
07-18-06(4)–12-31-06	11.95	0.05		2.54	2.59		—	—	—	—	14.54	21.67	1.54	1.39		1.37		1.23		86	93
Class I
06-30-10	12.03	0.23		(1.10)	(0.87)		—	—	—	—	11.16	(7.23)	0.77	0.77		0.76		3.81		4,469	33
12-31-09	9.53	0	.53•	2.60	3.13		0.61	—	0.02	0.63	12.03	33.11	0.80	0.80		0.78		5.11		5,180	71
12-31-08	17.92	0	.40•	(6.52)	(6.12)		0.52	1.75	—	2.27	9.53	(37.56)	0.78	0.78		0.76		2.73		4,858	67
12-31-07	14.60	0.37		3.63	4.00		0.14	0.54	—	0.68	17.92	27.72	0.77	0.77		0.74		2.24		9,192	81
12-31-06	11.22	0.28		3.18	3.46		0.02	0.06	—	0.08	14.60	31.04	0.79	0.79		0.77		2.34		7,489	93
04-29-05(4)–12-31-05	10.00	0	.13•	1.41	1.54		0.09	0.23	—	0.32	11.22	15.35	0.82	0.80		0.80		1.73		5,599	152

See Accompanying Notes to Financial Statements

36

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																		Supplemental
		operations					Less distributions						Ratios to average net assets							data
	Net										Net			Expenses
	asset			Net							asset			net of fee
	value,			realized	Total						value,		Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net	From net	From		end of		before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment	realized	return of	Total	year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income	gains	capital	distributions	period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING MFS Utilities Portfolio (continued)
Class S
06-30-10	12.00	0	.21•	(1.10)	(0.89)		—	—	—	—	11.11	(7.42)	1.02	1.02		1.01		3.57		434,643	33
12-31-09	9.51	0	.50•	2.59	3.09		0.58	—	0.02	0.60	12.00	32.80	1.05	1.05		1.03		4.75		493,128	71
12-31-08	17.84	0	.36•	(6.48)	(6.12)		0.46	1.75	—	2.21	9.51	(37.70)	1.03	1.03		1.01		2.55		404,884	67
12-31-07	14.56	0	.33•	3.61	3.94		0.12	0.54	—	0.66	17.84	27.38	1.02	1.02		0.99		1.99		587,399	81
12-31-06	11.20	0	.26•	3.17	3.43		0.01	0.06	—	0.07	14.56	30.81	1.04	1.04		1.02		2.07		306,300	93
05-02-05(4)–12-31-05	10.07	0	.10•	1.34	1.44		0.08	0.23	—	0.31	11.20	14.25	1.07	1.05		1.05		1.31		168,701	152
Class S2
06-30-10	12.15	0	.19•	(1.13)	(0.94)		—	—	—	—	11.21	(7.74)	1.27	1.17		1.16		3.28		1	33
12-31-09	9.67	0	.51•	2.60	3.11		0.61	—	0.02	0.63	12.15	32.42	1.30	1.20		1.18		4.83		1	71
12-31-08	17.83	0.35		(6.50)	(6.15)		0.26	1.75	—	2.01	9.67	(37.71)	1.28	1.18		1.16		2.42		1	67
12-31-07	14.54	0.30		3.67	3.97		0.14	0.54	—	0.68	17.83	27.61	1.27	1.17		1.14		1.88		1	81
12-29-06(4)–12-31-06	14.54	(0	.00)*	—	(0	.00)*	—	—	—	—	14.54	—	1.29	1.19		1.17		(1.17)		1	93

ING Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-10	12.42	0	.04•	(0.45)	(0.41)		—	—	—	—	12.01	(3.30)	1.73	1.58		1.58		0.71		66	33
12-31-09	10.78	0.15		2.65	2.80		0.79	0.37	—	1.16	12.42	28.15	1.74	1.59		1.59		1.29		1	21
12-31-08	16.80	0.30		(4.98)	(4.68)		0.22	1.12	—	1.34	10.78	(28.87)	1.72	1.57		1.57		2.13		1	28
12-31-07	15.85	0.23		1.21	1.44		—	0.49	—	0.49	16.80	9.11	1.71	1.56		1.56		1.44		1	26
12-29-06(4)–12-31-06	15.85	(0	.00)*	—	(0	.00)*	—	—	—	—	15.85	—	1.73	1.58		1.58		(1.58)		1	16
Class I
06-30-10	12.54	0.20		(0.56)	(0.36)		—	—	—	—	12.18	(2.87)	0.98	0.98		0.98		3.11		1	33
12-31-09	10.89	0.21		2.70	2.91		0.89	0.37	—	1.26	12.54	29.14	0.99	0.99		0.99		1.83		1	21
12-31-08	16.98	0.37		(5.01)	(4.64)		0.33	1.12	—	1.45	10.89	(28.38)	0.97	0.97		0.97		2.60		1	28
12-31-07	15.90	0.35		1.22	1.57		—	0.49	—	0.49	16.98	9.91	0.96	0.96		0.96		2.12		1	26
04-28-06(4)–12-31-06	15.08	0	.11•	1.56	1.67		0.29	0.56	—	0.85	15.90	11.75	0.98	0.98		0.98		1.08		1	16
Class S
06-30-10	12.56	0.17		(0.56)	(0.39)		—	—	—	—	12.17	(3.11)	1.23	1.23		1.23		2.75		264,350	33
12-31-09	10.89	0	.17•	2.72	2.89		0.85	0.37	—	1.22	12.56	28.90	1.24	1.24		1.24		1.57		277,784	21
12-31-08	16.97	0.35		(5.03)	(4.68)		0.28	1.12	—	1.40	10.89	(28.57)	1.22	1.22		1.22		2.43		219,215	28
12-31-07	15.92	0.31		1.23	1.54		—	0.49	—	0.49	16.97	9.71	1.21	1.21		1.21		1.86		345,262	26
12-31-06	13.88	0.19		2.67	2.86		0.26	0.56	—	0.82	15.92	21.33	1.23	1.23		1.23		1.41		310,365	16
12-31-05	12.63	0	.18•	1.24	1.42		0.03	0.14	—	0.17	13.88	11.30	1.25	1.25		1.25		1.35		214,349	17
Class S2
06-30-10	12.48	0	.16•	(0.55)	(0.39)		—	—	—	—	12.09	(3.13)	1.48	1.38		1.38		2.59		56,219	33
12-31-09	10.83	0	.16•	2.69	2.85		0.83	0.37	—	1.20	12.48	28.58	1.49	1.39		1.39		1.46		60,930	21
12-31-08	16.87	0.34		(5.01)	(4.67)		0.25	1.12	—	1.37	10.83	(28.66)	1.47	1.37		1.37		2.28		53,297	28
12-31-07	15.85	0	.29•	1.22	1.51		—	0.49	—	0.49	16.87	9.56	1.46	1.36		1.36		1.73		86,796	26
12-31-06	13.83	0.18		2.65	2.83		0.25	0.56	—	0.81	15.85	21.13	1.48	1.38		1.38		1.30		84,086	16
12-31-05	12.59	0	.15•	1.25	1.40		0.02	0.14	—	0.16	13.83	11.19	1.50	1.40		1.40		1.11		66,241	17

ING Morgan Stanley Global Tactical Asset Allocation Portfolio
Class ADV
04-30-10(4) – 06-30-10	9.83	(0	.00)•,*	(0.80)	(0.80)		—	—	—	—	9.03	(8.14)	1.88	1.53		1.53		(0.09)		31	68
Class S
06-30-10	9.64	0.03		(0.63)	(0.60)		—	—	—	—	9.04	(6.22)	1.38	1.18		1.18		0.66		66,966	68
12-31-09	8.60	0.06		1.32	1.38		0.17	0.17	—	0.34	9.64	16.00	1.38	1	.18†	1	.18†	0	.56†	61,912	62
09-17-08(4)–12-31-08	10.00	0.02		(1.42)	(1.40)		—	—	—	—	8.60	(14.00)	1.39	1	.18†	1	.18†	1	.00†	24,234	4

See Accompanying Notes to Financial Statements

37

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																		Supplemental
		operations					Less distributions						Ratios to average net assets							data
	Net										Net			Expenses
	asset			Net							asset			net of fee
	value,			realized	Total						value,		Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net	From net	From		end of		before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment	realized	return of	Total	year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income	gains	capital	distributions	period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)

ING PIMCO Total Return Bond Portfolio
Class ADV
06-30-10	12.01	0	.17•	0.46	0.63		—	—	—	—	12.64	5.25	1.31	1.12		1.12		2.68		12,416	208
12-31-09	11.30	0	.42•	1.09	1.51		0.42	0.38	—	0.80	12.01	13.84	1.31	1.16		1.16		3.63		1	585
12-31-08	11.29	0	.52•	(0.11)	0.41		0.30	0.10	—	0.40	11.30	3.70	1.31	1.16		1.16		4.63		1	537
12-31-07	10.82	0.44		0.43	0.87		0.40	—	—	0.40	11.29	8.32	1.32	1.17		1.17		4.08		1	803
04-28-06(4)–12-31-06	10.63	0	.28•	0.22	0.50		0.31	—	—	0.31	10.82	4.84	1.33	1.18		1.18		3.53		1	750
Class I
06-30-10	12.21	0	.16•	0.54	0.70		—	—	—	—	12.91	5.73	0.56	0.55		0.55		2.63		329,970	208
12-31-09	11.47	0	.52•	1.09	1.61		0.49	0.38	—	0.87	12.21	14.63	0.56	0.56		0.56		4.41		266,881	585
12-31-08	11.45	0	.59•	(0.09)	0.50		0.38	0.10	—	0.48	11.47	4.42	0.56	0.56		0.56		5.13		778,611	537
12-31-07	10.88	0.49		0.48	0.97		0.40	—	—	0.40	11.45	9.22	0.57	0.57		0.57		4.63		932,677	803
04-28-06(4)–12-31-06	10.67	0	.30•	0.22	0.52		0.31	—	—	0.31	10.88	5.01	0.58	0.58		0.58		4.17		795,704	750
Class S
06-30-10	12.22	0	.15•	0.52	0.67		—	—	—	—	12.89	5.48	0.81	0.80		0.80		2.36		3,324,340	208
12-31-09	11.48	0	.47•	1.12	1.59		0.47	0.38	—	0.85	12.22	14.44	0.81	0.81		0.81		3.96		3,044,602	585
12-31-08	11.47	0	.57•	(0.09)	0.48		0.37	0.10	—	0.47	11.48	4.21	0.81	0.81		0.81		5.00		2,150,994	537
12-31-07	10.89	0	.48•	0.47	0.95		0.37	—	—	0.37	11.47	8.99	0.82	0.82		0.82		4.39		979,690	803
12-31-06	10.71	0	.41•	0.04	0.45		0.27	—	—	0.27	10.89	4.32	0.85	0.85		0.85		3.84		643,131	750
12-31-05	10.92	0	.35•	(0.08)	0.27		0.38	0.10	—	0.48	10.71	2.46	0.84	0.84		0.84		3.23		1,059,548	760
Class S2
06-30-10	12.16	0	.14•	0.52	0.66		—	—	—	—	12.82	5.43	1.06	0.95		0.95		2.20		76,253	208
12-31-09	11.42	0	.45•	1.12	1.57		0.45	0.38	—	0.83	12.16	14.30	1.06	0.96		0.96		3.82		73,871	585
12-31-08	11.41	0	.55•	(0.10)	0.45		0.34	0.10	—	0.44	11.42	4.02	1.06	0.96		0.96		4.80		61,402	537
12-31-07	10.85	0	.46•	0.46	0.92		0.36	—	—	0.36	11.41	8.77	1.07	0.97		0.97		4.23		47,666	803
12-31-06	10.68	0	.40•	0.04	0.44		0.27	—	—	0.27	10.85	4.26	1.10	1.00		1.00		3.72		41,980	750
12-31-05	10.90	0	.33•	(0.08)	0.25		0.37	0.10	—	0.47	10.68	2.28	1.09	0.99		0.99		3.07		35,739	760

ING Pioneer Mid Cap Value Portfolio
Class ADV
06-30-10	9.26	0	.03•	(0.44)	(0.41)		—	—	—	—	8.85	(4.43)	1.39	1	.24†	1	.23†	0	.65†	1,266	51
12-31-09	7.51	0	.08•	1.78	1.86		0.11	—	—	0.11	9.26	24.78	1.40	1	.25†	1	.23†	1	.00†	462	95
12-31-08	12.22	0	.15•	(4.09)	(3.94)		0.11	0.66	—	0.77	7.51	(33.48)	1.39	1	.24†	1	.22†	1	.88†	44	91
12-31-07	12.30	0	.03•	0.64	0.67		0.10	0.65	—	0.75	12.22	4.91	1.39	1.24		1.24		0.26		1	65
12-29-06(4)–12-31-06	12.30	(0	.00)*	—	(0	.00)*	—	—	—	—	12.30	—	1.39	1.24		1.24		(1.24)		1	109
Class I
06-30-10	9.39	0.05		(0.44)	(0.39)		—	—	—	—	9.00	(4.15)	0.64	0	.64†	0	.63†	1	.10†	233,581	51
12-31-09	7.59	0	.12•	1.81	1.93		0.13	—	—	0.13	9.39	25.39	0.65	0	.65†	0	.63†	1	.51†	237,581	95
12-31-08	12.37	0	.15•	(4.05)	(3.90)		0.22	0.66	—	0.88	7.59	(32.90)	0.64	0	.64†	0	.62†	1	.47†	311,831	91
12-31-07	12.35	0	.14•	0.63	0.77		0.10	0.65	—	0.75	12.37	5.72	0.64	0.64		0.64		1.08		356,457	65
12-31-06	11.02	0.12		1.27	1.39		0.03	0.03	—	0.06	12.35	12.70	0.64	0.64		0.64		1.02		135,708	109
05-02-05(4)–12-31-05	10.07	0.03		0.92	0.95		—	—	—	—	11.02	9.43	0.66	0.66		0.66		0.97		22,281	50

See Accompanying Notes to Financial Statements

38

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																			Supplemental
		operations					Less distributions							Ratios to average net assets							data
	Net										Net				Expenses
	asset			Net							asset				net of fee
	value,			realized	Total						value,			Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net	From net	From		end of			before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment	realized	return of	Total	year or	Total		reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income	gains	capital	distributions	period	Return(1)		additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING Pioneer Mid Cap Value Portfolio (continued)
Class S
06-30-10	9.38	0.04		(0.44)	(0.40)		—	—	—	—	8.98	(4.26)		0.89	0	.89†	0	.88†	0	.83†	520,033	51
12-31-09	7.58	0.10		1.81	1.91		0.11	—	—	0.11	9.38	25.15		0.90	0	.90†	0	.88†	1	.23†	582,243	95
12-31-08	12.32	0	.12•	(4.04)	(3.92)		0.16	0.66	—	0.82	7.58	(33.12)		0.89	0	.89†	0	.87†	1	.22†	506,336	91
12-31-07	12.30	0.09		0.65	0.74		0.07	0.65	—	0.72	12.32	5.52		0.89	0.89		0.89		0.70		656,802	65
12-31-06	11.00	0.08		1.27	1.35		0.02	0.03	—	0.05	12.30	12.35		0.89	0.89		0.89		0.69		632,504	109
04-29-05(4)–12-31-05	10.01	0.02		0.97	0.99		—	—	—	—	11.00	9.89		0.92	0.92		0.92		0.62		671,732	50
Class S2
06-30-10	9.48	0.04		(0.46)	(0.42)		—	—	—	—	9.06	(4.43)		1.14	1	.04†	1	.03†	0	.72†	1	51
12-31-09	7.65	0.10		1.83	1.93		0.10	—	—	0.10	9.48	25.24		1.15	1	.05†	1	.03†	1	.17†	1	95
12-31-08	12.26	0	.11•	(4.05)	(3.94)		0.01	0.66	—	0.67	7.65	(33.38)		1.14	1	.04†	1	.02†	1	.03†	1	91
12-31-07	12.30	0.08		0.63	0.71		0.10	0.65	—	0.75	12.26	5.25		1.14	1.04		1.04		0.64		1	65
12-29-06(4)–12-31-06	12.30	(0	.00)*	—	(0	.00)*	—	—	—	—	12.30	—		1.14	1.04		1.04		(1.04)		1	109

ING T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-10	19.88	0	.13•	(0.54)	(0.41)		—	—	—	—	19.47	(2.06)		1.40	1.25		1.25		1.24		51,788	31
12-31-09	15.19	0	.36•	4.61	4.97		0.28	—	—	0.28	19.88	32.74		1.41	1.26		1.26		2.08		37,968	96
12-31-08	24.12	0	.36•	(6.54)	(6.18)		0.61	2.14	—	2.75	15.19	(27	.77)(a)	1.40	1.25		1.24		1.70		34,503	98
12-31-07	26.11	0.50		0.67	1.17		0.46	2.70	—	3.16	24.12	4.05		1.39	1.24		1.24		1.91		62,600	60
12-31-06	24.86	0	.45•	2.88	3.33		0.40	1.68	—	2.08	26.11	14.25		1.40	1.25		1.24		1.81		70,012	58
12-31-05	24.37	0	.31•	1.41	1.72		0.36	0.87	—	1.23	24.86	7.33		1.40	1.25		1.25		1.16		48,910	23
Class I
06-30-10	20.18	0	.19•	(0.56)	(0.37)		—	—	—	—	19.81	(1.83)		0.65	0.65		0.65		1.83		339,110	31
12-31-09	15.40	0	.47•	4.70	5.17		0.39	—	—	0.39	20.18	33.57		0.66	0.66		0.66		2.65		306,468	96
12-31-08	24.74	0	.49•	(6.69)	(6.20)		1.00	2.14	—	3.14	15.40	(27	.33)(a)	0.65	0.65		0.64		2.36		167,666	98
12-31-07	26.64	0	.66•	0.70	1.36		0.56	2.70	—	3.26	24.74	4.69		0.64	0.64		0.64		2.52		187,709	60
12-31-06	25.17	0	.61•	2.93	3.54		0.39	1.68	—	2.07	26.64	14.91		0.65	0.65		0.64		2.40		111,625	58
12-31-05	24.52	0	.43•	1.46	1.89		0.37	0.87	—	1.24	25.17	8.03		0.65	0.65		0.65		1.75		76,428	23
Class S
06-30-10	20.20	0.17		(0.56)	(0.39)		—	—	—	—	19.81	(1.93)		0.90	0.90		0.90		1.57		3,029,547	31
12-31-09	15.42	0.42		4.70	5.12		0.34	—	—	0.34	20.20	33.24		0.91	0.91		0.91		2.43		3,140,972	96
12-31-08	24.69	0	.44•	(6.67)	(6.23)		0.90	2.14	—	3.04	15.42	(27	.51)(a)	0.90	0.90		0.89		2.10		2,376,765	98
12-31-07	26.61	0	.59•	0.69	1.28		0.50	2.70	—	3.20	24.69	4.39		0.89	0.89		0.89		2.26		3,159,850	60
12-31-06	25.13	0	.55•	2.92	3.47		0.31	1.68	—	1.99	26.61	14.64		0.90	0.90		0.89		2.15		2,843,235	58
12-31-05	24.50	0	.37•	1.46	1.83		0.33	0.87	—	1.20	25.13	7.74		0.90	0.90		0.90		1.50		2,318,302	23
Class S2
06-30-10	20.12	0.15		(0.55)	(0.40)		—	—	—	—	19.72	(1.99)		1.15	1.05		1.05		1.42		79,307	31
12-31-09	15.36	0	.40•	4.67	5.07		0.31	—	—	0.31	20.12	33.05		1.16	1.06		1.06		2.30		84,840	96
12-31-08	24.54	0	.41•	(6.64)	(6.23)		0.81	2.14	—	2.95	15.36	(27	.64)(a)	1.15	1.05		1.04		1.93		70,744	98
12-31-07	26.46	0	.55•	0.69	1.24		0.46	2.70	—	3.16	24.54	4.27		1.14	1.04		1.04		2.10		113,774	60
12-31-06	25.03	0	.51•	2.90	3.41		0.30	1.68	—	1.98	26.46	14.45		1.15	1.05		1.04		2.00		115,617	58
12-31-05	24.44	0	.34•	1.45	1.79		0.33	0.87	—	1.20	25.03	7.59		1.15	1.05		1.05		1.35		91,510	23

See Accompanying Notes to Financial Statements

39

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																		Supplemental
		operations				Less distributions							Ratios to average net assets							data
	Net									Net				Expenses
	asset			Net						asset				net of fee
	value,			realized	Total					value,			Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from	From net	From net	From		end of			before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment	investment	realized	return of	Total	year or	Total		reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations	income	gains	capital	distributions	period	Return(1)		additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)

ING T. Rowe Price Equity Income Portfolio
Class ADV
06-30-10	10.34	0	.06•	(0.69)	(0.63)	—	—	—	—	9.71	(6.09)		1.40	1.25		1.25		1.19		18,878	8
12-31-09	8.41	0.14		1.93	2.07	0.14	—	—	0.14	10.34	24.59		1.41	1.26		1.26		1.67		17,601	14
12-31-08	15.00	0	.26•	(5.40)	(5.14)	0.38	1.07	—	1.45	8.41	(35	.91)(a)	1.40	1.25		1.24		2.10		12,589	33
12-31-07	15.28	0	.21•	0.24	0.45	0.16	0.57	—	0.73	15.00	2.71		1.39	1.24		1.24		1.35		24,913	27
12-31-06	13.65	0	.18•	2.27	2.45	0.20	0.62	—	0.82	15.28	18.66		1.40	1.24		1.24		1.23		31,856	19
12-31-05	13.68	0	.17•	0.29	0.46	0.17	0.32	—	0.49	13.65	3.55		1.40	1.25		1.25		1.21		20,692	18
Class I
06-30-10	10.40	0.09		(0.69)	(0.60)	—	—	—	—	9.80	(5.77)		0.65	0.65		0.65		1.77		322,130	8
12-31-09	8.45	0	.20•	1.93	2.13	0.18	—	—	0.18	10.40	25.28		0.66	0.66		0.66		2.22		337,251	14
12-31-08	15.26	0	.33•	(5.48)	(5.15)	0.59	1.07	—	1.66	8.45	(35	.50)(a)	0.65	0.65		0.64		2.80		154,488	33
12-31-07	15.52	0	.31•	0.25	0.56	0.25	0.57	—	0.82	15.26	3.34		0.64	0.64		0.64		2.00		135,616	27
12-31-06	13.80	0	.26•	2.31	2.57	0.23	0.62	—	0.85	15.52	19.42		0.65	0.64		0.64		1.84		31,382	19
12-31-05	13.76	0	.25•	0.29	0.54	0.18	0.32	—	0.50	13.80	4.12		0.65	0.65		0.65		1.92		45,227	18
Class S
06-30-10	10.41	0.08		(0.69)	(0.61)	—	—	—	—	9.80	(5.86)		0.90	0.90		0.90		1.53		824,092	8
12-31-09	8.46	0.18		1.93	2.11	0.16	—	—	0.16	10.41	24.99		0.91	0.91		0.91		2.07		891,492	14
12-31-08	15.22	0	.30•	(5.48)	(5.18)	0.51	1.07	—	1.58	8.46	(35	.69)(a)	0.90	0.90		0.89		2.48		726,076	33
12-31-07	15.49	0	.27•	0.25	0.52	0.22	0.57	—	0.79	15.22	3.06		0.89	0.89		0.89		1.70		1,192,368	27
12-31-06	13.78	0.23		2.30	2.53	0.20	0.62	—	0.82	15.49	19.09		0.90	0.89		0.89		1.58		1,244,743	19
12-31-05	13.74	0	.21•	0.31	0.52	0.16	0.32	—	0.48	13.78	3.92		0.90	0.90		0.90		1.53		1,067,106	18
Class S2
06-30-10	10.35	0.07		(0.69)	(0.62)	—	—	—	—	9.73	(5.99)		1.15	1.05		1.05		1.38		55,990	8
12-31-09	8.42	0.16		1.92	2.08	0.15	—	—	0.15	10.35	24.74		1.16	1.06		1.06		1.91		54,916	14
12-31-08	15.12	0.28		(5.43)	(5.15)	0.48	1.07	—	1.55	8.42	(35	.76)(a)	1.15	1.05		1.04		2.33		41,553	33
12-31-07	15.40	0	.24•	0.26	0.50	0.21	0.57	—	0.78	15.12	2.95		1.14	1.04		1.04		1.56		69,427	27
12-31-06	13.72	0	.21•	2.29	2.50	0.20	0.62	—	0.82	15.40	18.93		1.15	1.04		1.04		1.43		61,853	19
12-31-05	13.70	0	.19•	0.30	0.49	0.15	0.32	—	0.47	13.72	3.75		1.15	1.05		1.05		1.41		38,469	18

ING Van Kampen Growth and Income Portfolio
Class ADV
06-30-10	19.33	0	.09•	(1.75)	(1.66)	—	—	—	—	17.67	(8.59)		1.40	1	.25†	1	.24†	0	.97†	4,124	15
12-31-09	15.80	0	.17•	3.55	3.72	0.19	—	—	0.19	19.33	23.57		1.41	1	.26†	1	.26†	1	.03†	2,692	52
12-31-08	26.40	0	.32•	(8.51)	(8.19)	0.41	2.00	—	2.41	15.80	(32.49)		1.40	1.25		1.25		1.48		1,886	43
12-31-07	27.87	0	.32•	0.43	0.75	0.35	1.87	—	2.22	26.40	2.20		1.39	1.24		1.24		1.14		5,264	25
12-31-06	26.86	0	.33•	3.53	3.86	0.38	2.47	—	2.85	27.87	15.59		1.40	1.25		1.24		1.22		8,391	30
12-31-05	24.73	0	.24•	2.14	2.38	0.25	—	—	0.25	26.86	9.71		1.40	1.25		1.24		0.92		855	39
Class I
06-30-10	19.23	0.15		(1.76)	(1.61)	—	—	—	—	17.62	(8.37)		0.65	0	.65†	0	.64†	1	.51†	15,136	15
12-31-09	15.69	0.27		3.54	3.81	0.27	—	—	0.27	19.23	24.30		0.66	0	.66†	0	.66†	1	.67†	16,614	52
12-31-08	26.82	0	.45•	(8.59)	(8.14)	0.99	2.00	—	2.99	15.69	(32.08)		0.65	0.65		0.65		2.11		12,953	43
12-31-07	28.24	0	.49•	0.46	0.95	0.50	1.87	—	2.37	26.82	2.87		0.64	0.64		0.64		1.72		13,860	25
04-28-06(4)–12-31-06	28.61	0	.31•	2.19	2.50	0.40	2.47	—	2.87	28.24	9.90		0.65	0.65		0.65		1.73		13,217	30

See Accompanying Notes to Financial Statements

40

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																					Supplemental
		operations					Less distributions									Ratios to average net assets							data
	Net													Net			Expenses
	asset			Net										asset			net of fee
	value,			realized	Total									value,		Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net		From net		From			end of		before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment		realized		return of	Total		year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income		gains		capital	distributions		period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)		($)		($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Van Kampen Growth and Income Portfolio (continued)
Class S
06-30-10	19.34	0.13		(1.77)	(1.64)		—		—		—	—		17.70	(8.48)	0.90	0	.90†	0	.89†	1	.26†	487,506	15
12-31-09	15.78	0	.23•	3.56	3.79		0.23		—		—	0.23		19.34	24.02	0.91	0	.91†	0	.91†	1	.43†	570,662	52
12-31-08	26.84	0.45		(8.66)	(8.21)		0.85		2.00		—	2.85		15.78	(32.26)	0.90	0.90		0.90		1.86		499,353	43
12-31-07	28.27	0	.42•	0.45	0.87		0.43		1.87		—	2.30		26.84	2.59	0.89	0.88		0.88		1.49		857,470	25
12-31-06	27.07	0	.42•	3.58	4.00		0.33		2.47		—	2.80		28.27	15.99	0.90	0.90		0.89		1.56		976,161	30
12-31-05	24.85	0	.36•	2.12	2.48		0.26		—		—	0.26		27.07	10.07	0.90	0.89		0.89		1.33		852,319	39
Class S2
06-30-10	19.26	0.11		(1.75)	(1.64)		—		—		—	—		17.62	(8.52)	1.15	1	.05†	1	.04†	1	.11†	45,089	15
12-31-09	15.72	0	.21•	3.53	3.74		0.20		—		—	0.20		19.26	23.83	1.16	1	.06†	1	.06†	1	.28†	51,397	52
12-31-08	26.69	0.41		(8.60)	(8.19)		0.78		2.00		—	2.78		15.72	(32.36)	1.15	1.05		1.05		1.71		44,674	43
12-31-07	28.13	0	.37•	0.45	0.82		0.39		1.87		—	2.26		26.69	2.43	1.14	1.04		1.04		1.32		77,135	25
12-31-06	26.96	0	.38•	3.56	3.94		0.30		2.47		—	2.77		28.13	15.81	1.15	1.05		1.04		1.40		80,628	30
12-31-05	24.79	0	.30•	2.13	2.43		0.26		—		—	0.26		26.96	9.89	1.15	1.05		1.04		1.16		70,395	39

ING Wells Fargo Health Care Portfolio
Class ADV
06-30-10	10.13	(0.02)		(0.62)	(0.64)		—		—		—	—		9.49	(6.32)	1.50	1	.35†	1	.35†	(0	.39)†	1	34
12-31-09	8.47	(0.03)		1.69	1.66		—		—		—	—		10.13	19.60	1.51	1.35		1.34		(0.38)		1	56
12-31-08	12.64	(0.07)		(3.48)	(3.55)		—		0.62		—	0.62		8.47	(29.14)	1.50	1	.35†	1	.34†	(0	.62)†	1	56
12-31-07	12.17	(0.02)		0.99	0.97		0.04		0.46		—	0.50		12.64	8.13	1.50	1.35		1.33		(0.16)		1	81
12-29-06(4)–12-31-06	12.17	(0	.00)*	—	(0	.00)*	—		—		—	—		12.17	—	1.52	1.37		1.35		(1.35)		1	37
Class I
06-30-10	10.34	0.01		(0.61)	(0.60)		—		—		—	—		9.74	(5.80)	0.75	0	.75†	0	.75†	0	.15†	4,778	34
12-31-09	8.59	0.01		1.74	1.75		—		—		—	—		10.34	20.37	0.76	0.75		0.74		0.17		7,890	56
12-31-08	12.75	0.01		(3.50)	(3.49)		0.05		0.62		—	0.67		8.59	(28.49)	0.75	0	.75†	0	.74†	0	.11†	5,626	56
12-31-07	12.20	0.04		1.01	1.05		0.04		0.46		—	0.50		12.75	8.78	0.75	0.75		0.73		0.37		4,857	81
04-28-06(4)–12-31-06	11.24	0.02		0.94	0.96		—		0	.00*	—	0	.00*	12.20	8.59	0.77	0.77		0.75		0.29		3,963	37
Class S
06-30-10	10.29	(0	.00)*	(0.61)	(0.61)		—		—		—	—		9.68	(5.93)	1.00	1	.00†	1	.00†	(0	.08)†	184,117	34
12-31-09	8.57	(0.01)		1.73	1.72		—		—		—	—		10.29	20.07	1.01	1.00		0.99		(0.07)		202,164	56
12-31-08	12.72	(0.01)		(3.50)	(3.51)		0.02		0.62		—	0.64		8.57	(28.68)	1.00	1	.00†	0	.99†	(0	.08)†	181,234	56
12-31-07	12.17	0.02		1.01	1.03		0.02		0.46		—	0.48		12.72	8.56	1.00	1.00		0.98		0.14		219,634	81
12-31-06	10.69	0.02		1.46	1.48		—		0	.00*	—	0	.00*	12.17	13.89	1.02	1.02		1.00		0.14		202,218	37
12-31-05	10.00	0	.00*	1.04	1.04		0	.00*	0.35		—	0.35		10.69	10.41	1.01	1.01		1.01		(0.04)		166,655	118
Class S2
06-30-10	10.26	(0.02)		(0.61)	(0.63)		—		—		—	—		9.63	(6.14)	1.25	1	.15†	1	.15†	(0	.45)†	1	34
12-31-09	8.54	(0.02)		1.74	1.72		—		—		—	—		10.26	20.14	1.26	1.15		1.14		(0.19)		1	56
12-31-08	12.67	(0	.01)•	(3.49)	(3.50)		0.01		0.62		—	0.63		8.54	(28.71)	1.25	1	.15†	1	.14†	(0	.06)†	1	56
12-31-07	12.17	0	.00•,*	1.00	1.00		0.04		0.46		—	0.50		12.67	8.38	1.25	1.15		1.13		0.01		1	81
12-29-06(4)–12-31-06	12.17	(0	.00)*	—	(0	.00)*	—		—		—	—		12.17	—	1.27	1.17		1.15		(1.15)		1	37

See Accompanying Notes to Financial Statements

41

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

(5)	Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as portfolio manager for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to this date, a different firm served as portfolio manager.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or less than 0.005% or more than $(0.005) or more than (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).

(a)	There was no impact on total return by the affiliate payments in 2008.

See Accompanying Notes to Financial Statements

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of fifty active separate investment series. There are nineteen portfolios included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING Artio Foreign Portfolio (“Artio Foreign”), ING Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap”), ING Global Resources Portfolio (“Global Resources”), ING Janus Contrarian Portfolio (“Janus Contrarian”), ING JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), ING Liquid Assets Portfolio (“Liquid Assets”), ING Marsico Growth Portfolio (“Marsico Growth”), ING Marsico International Opportunities Portfolio (“Marsico International Opportunities”), ING MFS Total Return Portfolio (“MFS Total Return”), ING MFS Utilities Portfolio (“MFS Utilities”), ING Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”, formerly, ING Van Kampen Global Franchise Portfolio), ING Morgan Stanley Global Tactical Asset Allocation Portfolio (“Morgan Stanley Global Tactical Asset Allocation”, formerly, ING Van Kampen Global Tactical Asset Allocation Portfolio), ING PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”), ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value”), ING T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), ING Van Kampen Growth and Income Portfolio (“Van Kampen Growth and Income”), and ING Wells Fargo Health Care Portfolio (“Wells Fargo Health Care”, formerly, ING Evergreen Health Sciences Portfolio).

All of the Portfolios are diversified except for Clarion Global Real Estate, Global Resources, Janus Contrarian, Morgan Stanley Global Franchise and Wells Fargo Health Care, which are non-diversified Portfolios. The Trust is authorized to offer four classes of shares (Adviser (“Class ADV”), Institutional (“Class I”), Service (“Class S”) and Service 2 (“Class S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, transfer agency out-of-pocket expenses, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios and certain other investment management companies.

Directed Services LLC (“DSL”) serves as the investment adviser to all of the Portfolios except Clarion Global Real Estate. ING Investments, LLC (“ING Investments”) serves as the investment adviser (collectively with DSL, the “Investment Advisers”) to Clarion Global Real Estate. ING Investment Management Co. (“ING IM”) serves as the sub-adviser to Global Resources. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for certain Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

DSL, ING Investments, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 1 — ORGANIZATION (continued)

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Advisers and their affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, which is not an affiliate of ING and other non-affiliated life insurance companies.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less, as well as all securities in Liquid Assets, are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

account in determining the fair value of such security(ies) at the time a Portfolio calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the New York Stock Exchange.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared daily and paid monthly by Liquid Assets. For all other Portfolios, net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. The Portfolios’ investment objectives permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio,

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2010, the maximum amount of loss the below Portfolios would incur if the counterparties to their derivative transactions failed to perform and they were to be unwound is disclosed below by derivative type:

		Forward
		Foreign
	Equity	Currency
	Forwards	Contracts	Swaps

Artio Foreign	$9,718,628	$2,770,494	$—
Janus Contrarian	—	39,143	—
MFS Utilities	—	378,204	—
Morgan Stanley Global Franchise	—	630,418	—
Morgan Stanley Global Tactical Asset Allocation	—	43,604	—
PIMCO Total Return Bond	—	11,146,459	31,624,912

To reduce the amount of potential loss to PIMCO Total Return Bond, various counterparties have posted $31,853,000 in cash collateral and $840,000 principal amount in U.S. Treasury Bills as collateral for open OTC transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but

47

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2010, the following Portfolios had a net liability position with credit related contingent features as disclosed below by derivative type:

Forward Foreign
Currency Contracts

Artio Foreign	$3,171,773
Janus Contrarian	235,159
MFS Utilities	758,985
Morgan Stanley Global Franchise	1,349,310
Morgan Stanley Global Tactical Asset Allocation	189,779

In addition to the above Portfolios, PIMCO Total Return Bond had a net liability with credit related contingent features on the following derivatives:

Forward Foreign
Currency Contracts	Swaps	Written Options

$3,013,379	$3,116,404	$9,236,738

If a contingent feature would have been triggered as of June 30, 2010, the Portfolios could have been required to pay this amount in cash to their counterparties. As of June 30, 2010, there was no collateral posted by any of the above Portfolios.

H. Forward Foreign Currency Contracts and Equity Forward Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the six months ended June 30, 2010, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

During the six months ended June 30, 2010, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell

Artio Foreign	$43,329,112	$99,605,898
Janus Contrarian	14,984,859	29,808,206
MFS Utilities	7,252,868	49,595,858
Pimco Total Return Bond	98,721,101	181,539,774
Morgan Stanley Global Franchise	42,523,610	38,823,334
Morgan Stanley Global Tactical Asset Allocation	10,451,367	2,065,234

Certain Portfolios may enter in equity forward contracts. An equity forward contract is an OTC agreement between two counterparties to buy or sell a specific quantity of an agreed equity stock, stock index, future or basket of equity stocks at a given price on a given date. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. These contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statements of Assets and Liabilities as cash collateral for equity forwards. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Equity forward contracts are cash settled in most cases. The use of equity forward contracts involves the risk that counterparties may not meet the terms of the agreement and/or the risk of an imperfect correlation in the movement of the contracts price. Artio Foreign has posted $2,610,000 as initial margin to its counterparty for open equity forwards at June 30, 2010. During the six months ended

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

June 30, 2010, Artio Foreign had an average market value on equity forwards sold of $3,239,543.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

At June 30, 2010, PIMCO Total Return Bond had posted $4,000 in cash collateral and $9,173,220 principal value in U.S. Treasury Bills for open future contracts.

Morgan Stanley Global Tactical Asset Allocation holds $20,427,678 in restricted cash for futures contracts as reported on the Statements of Assets and Liabilities.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2010, Morgan Stanley Global Tactical Asset Allocation purchased and sold futures contracts on various equity indices, bonds and notes to both increase and decrease exposure to equity and interest rate risk. PIMCO Total Return Bond also purchased or sold futures contracts on various bonds and notes to increase or decrease exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2010, the Portfolios had average market values on futures contracts purchased and sold as disclosed below:

	Buy	Sell

Pimco Total Return Bond	$2,386,417,863	$—
Morgan Stanley Global Tactical Asset Allocation	23,882,690	786,225

J. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

Certain Portfolios have purchased put options to increase exposure to equity, foreign exchange and interest rate risk.

Certain Portfolios have written call options to decrease exposure to both equity and interest rate risk.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2010.

K. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments made and/or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations until termination. These upfront payments represent the amounts paid or received when initially entering into the contract to offset the differences between the swap agreements and the prevailing market conditions at time of contract. Upon termination, these upfront payments are recorded as a realized gain or loss on the Statement of Operations. A Portfolio also records periodic payments made or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable

50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

In assessing the status of payment or performance risk for a seller of protection, unrealized losses imply widening credit spreads when selling protection. A decrease in market value and a resulting unrealized loss position suggests a deterioration of the referenced entity’s credit soundness. As the notional amount represents the total obligation that would be due upon a credit event, market values that approach this loss, offset by any upfront payments received, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Unrealized losses, market values, and upfront payments for all credit default swap agreements in which a Portfolio is a seller of protection have been disclosed in the Portfolio of Investments.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2010, for which a Portfolio is seller of protection are disclosed in a table following the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2010, PIMCO Total Return Bond has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2010, PIMCO Total Return Bond has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market and to hedge against anticipated potential credit events. The Portfolio also sold credit protection on credit default swap indices during the six months ended June 30, 2010.

For the six months ended June 30, 2010, PIMCO Total Return Bond had average notional amounts of $14,018,667 and $204,066,674 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2010, certain Portfolios have entered into interest rate swaps in which they receive a fixed interest rate and pay a floating interest rate in order to decrease exposure to interest rate risk. Since the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into these swap agreements to help hedge against this risk and to maintain its ability to generate income at prevailing market rates.

During the six months ended June 30, 2010, PIMCO Total Return Bond also entered into another form of an

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rate swap; an inflation floor. In an inflation floor, the Portfolio receives a premium and in return agrees to make payments to the counterparty to the extent that inflation falls below a specified rate, or “floor”. If inflation rates do not fall below the specified floor, the Portfolio will keep the premium received from the counterparty. Risks involve the future fluctuations of inflation rates in which the Portfolio may make payments that are greater than the premiums received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2010, PIMCO Total Return Bond had an average notional amount of $853,920,176 on interest rate swaps.

Structured Products. Certain Portfolios invest in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ’structured’ by the purchaser and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the changes in the market value of these structured products as an unrealized gain or loss in the accompanying Portfolio’s Statement of Operations. A Portfolio records a realized gain or loss when a structured product is sold or matures.

Risks associated with structured products include credit risk (if the counterparty fails to meet its obligation) and risk associated with the underlying asset or reference. Since a Portfolio enters into the transaction with the borrower at par value, a Portfolio could receive more or less than it originally invested when a note matures. The prices of the notes may also be very volatile and may have limited liquidity in the market which can make it difficult for a Portfolio to value or sell at an advantageous price.

L. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

M. Securities Lending. Certain Portfolios have the option to temporarily loan up to 33 1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

N. Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets (10% for Global Resources, T. Rowe Price Capital Appreciation, and T. Rowe Price Equity Income and 5% for Liquid Assets) in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be

52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

O. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P. Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. In return, the Portfolio is compensated with fee income or receives an advantageous repurchase price (“drop in price”). The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. Fees received from fee based mortgage dollar rolls are recorded as income.

Q. Sales Commitments. Sale commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. PIMCO Total Return had open sales commitments at June 30, 2010, which are disclosed following the Portfolio of Investments.

R. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sales of securities, excluding U.S. Government and short-term securities, were as follows:

	Purchases	Sales

Artio Foreign	$705,044,753	$731,638,148
Clarion Global Real Estate	123,010,796	127,702,145
FMRSM Diversified Mid Cap	323,468,379	271,284,804
Global Resources	279,929,574	369,203,492
Janus Contrarian	308,597,089	355,475,015
JPMorgan Emerging Markets Equity	78,203,566	159,449,061
Marsico Growth	264,108,126	311,363,247
Marsico International Opportunities	250,951,458	260,343,048
MFS Total Return	86,682,836	123,397,723
MFS Utilities	157,577,889	154,856,049
Morgan Stanley Global Franchise	113,710,260	107,397,879
Morgan Stanley Global Tactical Asset Allocation	40,313,474	27,117,287
PIMCO Total Return Bond	1,753,799,546	1,656,882,250
Pioneer Mid Cap Value	413,209,217	464,925,242
T. Rowe Price Capital Appreciation	1,053,464,551	1,013,916,695

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales

T. Rowe Price Equity Income	$99,902,985	$99,152,716
Van Kampen Growth and Income	90,715,968	117,726,792
Wells Fargo Health Care	69,589,978	78,371,164

U.S. Government securities not included above were as follows:

	Purchases	Sales

MFS Total Return	$36,748,883	$41,580,808
PIMCO Total Return Bond	4,679,610,729	3,936,819,805

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Clarion Global Real Estate has entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (“ING Investments”), an Arizona limited liability company, which is an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates ING Investments with a fee, computed daily and payable monthly, based on the average daily net assets of Clarion Global Real Estate, based on 0.80% of the first $250 million; 0.775% of the next $250 million; and 0.70% of the amount in excess of $500 million of the average daily net assets of the portfolio.

Marsico International Opportunities, MFS Utilities and Morgan Stanley Global Tactical Asset Allocation have entered into investment management agreements (“Investment Management Agreements”) with Directed Services LLC (“DSL”). The Investment Management Agreements compensate DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Marsico International Opportunities(1)	0.54% of the first $4 billion; 0.53% thereafter

MFS Utilities(1)	0.60% of the first $1 billion; 0.55% of the next $500 million; 0.50% of the next $1 billion; 0.47% of the next $1 billion; 0.45% of the next $1 billion; 0.44% of the next $1 billion; 0.43% thereafter

Morgan Stanley Global Tactical Asset Allocation	0.75% of the first $500 million; 0.725% thereafter

(1)	Effective January 1, 2010, the advisory fee breakpoints for purposes of calculating the advisory fee were modified.

Except for the above Portfolios, DSL an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a Management Agreement (the “Unified Agreement”).

Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging managers and for monitoring and evaluating the management of the assets of each Portfolio. Portfolio managers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, and auditing. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

Artio Foreign	1.00% of the first $50 million; 0.95% of the next $200 million; 0.90% of the next $250 million; 0.85% of the amount in excess of $500 million.

FMRsm Diversified Mid Cap	0.65% of the first $800 million; 0.60% of the next $700 million; and 0.58% of the amount in excess of $1.5 billion

Global Resources, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income and Van Kampen Growth and Income(1)	0.75% of the first $750 million; 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; and 0.60% of the amount in excess of $3.5 billion

Janus Contrarian	0.81% of the first $250 million; 0.77% of the next $400 million; 0.73% of the next $450 million; 0.67% of the amount in excess of $1.1 billion

JPMorgan Emerging Markets Equity	1.25%

Liquid Assets(2)	0.35% of the first $200 million; 0.30% of the next $300 million; 0.25% of the amount in excess of $500 million

Marsico Growth	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; 0.70% of the amount in excess of $1.1 billion

MFS Total Return	0.75% of the first $250 million; 0.70% of the next $400 million; 0.65% of the next $450 million; 0.60% of the amount in excess of $1.1 billion

Morgan Stanley Global Franchise	1.00% of the first $250 million; 0.90% of the next $250 million; and 0.75% of the amount in excess of $500 million

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee

PIMCO Total Return Bond	0.75% of the first $100 million; 0.65% of the next $100 million; 0.55% of the amount in excess of $200 million

Pioneer Mid Cap Value	0.64%

Wells Fargo Health Care	0.75% of the first $500 million; 0.70% of the amount in excess of $500 million

(1)	The assets of these Portfolios are aggregated with those of ING Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee.
(2)	The assets of Liquid Assets are aggregated with those of ING Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee.

Each Investment Advisor has contractually agreed to waive a portion of the advisory fee for each of Clarion Global Real Estate(1), PIMCO Total Return Bond and Pioneer Mid Cap Value. The waiver is calculated as follows:

Waiver = 50% × (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2010, ING Investments or DSL waived $17,245, $165,478, and $347 for Clarion Global Real Estate, PIMCO Total Return Bond and Pioneer Mid Cap Value, respectively.

The waivers will continue through at least May 1, 2011. There is no guarantee that these waivers will continue after said date. The agreements will only renew if ING Investments or DSL elects to renew them.

Morgan Stanley Global Tactical Asset Allocation may invest its assets in registered investment companies advised by Morgan Stanley or an affiliate of Morgan Stanley (“Underlying Funds”). Morgan Stanley Global Tactical Asset Allocation’s purchase of shares of Underlying Funds will result in Morgan Stanley Global Tactical Asset Allocation paying a proportionate share of the expenses of the Underlying Funds. DSL waives its fee in an amount equal to the advisory fee received by the adviser(s) of the Underlying Funds resulting from Morgan Stanley Global Tactical Asset Allocation’s investment into the Underlying Funds. For the six months ended June 30, 2010, the DSL waived $10,211 of such management fees. These fees are not subject to recoupment.

(1)	ING Investments has contractually agreed to waive a portion of the advisory fee for the Portfolio. The waiver for Clarion Global Real Estate is limited to an annual 50% of the savings based on the Portfolio’s assets as of May 1, 2009.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2010, the Portfolios waived the following of such management fees:

Portfolio	Amount

Artio Foreign	$4,254
Clarion Global Real Estate	1,588
FMRsm Diversified Mid Cap	15,676
Global Resources	3,653
Marsico Growth	15,998
Marsico International Opportunities	4,943
Pioneer Mid Cap Value	5,353
Van Kampen Growth and Income	748
Wells Fargo Health Care	2,132

These amounts are not recoupable.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Clarion Global Real Estate, Marsico International Opportunities, MFS Utilities and Morgan Stanley Global Tactical Asset Allocation Portfolios’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

The Trust and ING Investments or DSL (collectively, “Investment Advisers”) have entered into Portfolio Management Agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the respective Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-adviser of each of the Portfolios are as follows (*denotes a related party adviser):

Portfolio	Sub-Adviser

Artio Foreign	Artio Global Management, LLC

Clarion Global Real Estate	ING Clarion Real Estate Securities, LLC*

FMRsm Diversified Mid Cap	Fidelity Management & Research Company

Global Resources	ING Investment Management Co.*

Janus Contrarian	Janus Capital Management LLC

JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.

Liquid Assets	ING Investment Management Co.*

55

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Sub-Adviser

Marsico Growth	Marsico Capital Management, LLC

Marsico International Opportunities	Marsico Capital Management, LLC

MFS Total Return	Massachusetts Financial Services Company

MFS Utilities	Massachusetts Financial Services Company

Morgan Stanley Global Franchise	Morgan Stanley Investment Management, Inc.

Morgan Stanley Global Tactical Asset Allocation	Morgan Stanley Investment Management, Inc.

PIMCO Total Return Bond	Pacific Investment Management Company LLC

Pioneer Mid Cap Value	Pioneer Investment Management, Inc.

T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.

Van Kampen Growth & Income	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Wells Fargo Health Care	Wells Capital Management Inc.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into written expense limitation agreements with certain of the Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2

Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
Marsico International Opportunities(1)	1.40%	0.80%	1.05%	1.20%
MFS Utilities	1.40%	0.80%	1.05%	1.20%
Morgan Stanley Global Tactical Asset Allocation	1.53%	N/A	1.18%	N/A
Pioneer Mid Cap Value	1.25%	0.65%	0.90%	1.05%

(1)	Prior to April 30, 2010, the expense limits were 1.30%, 0.70%, 0.95% and 1.10% for Classes ADV, I, S and S2 shares, respectively.

The Investment Advisers may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Advisers of such waived and reimbursed fees are recognized in the accompanying Statements of Operations for each Portfolio in the period during which such waiver, reimbursement or recoupment occurs.

The expense limitation agreements are contractual and shall renew automatically unless ING Investments or DSL provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

As of June 30, 2010, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers, and the related expiration dates are as follows:

	June 30,
	2011	2012	2013	Total

Clarion Global Real Estate	$230,619	$377,579	$404,577	$1,012,775
Marsico International Opportunities	172,900	367,368	178,006	718,274
Morgan Stanley Global Tactical Asset Allocation	—	54,688	90,759	145,447

NOTE 6 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the ”Plan”) for the Class S and Class S2 shares of each Portfolio. The agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 6 — DISTRIBUTION AND SERVICE FEES (continued)

Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the ”Class S2 Plan”) with IID on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee for distribution services, including payments to IID at an annual rate of 0.25% of the average daily net assets. IID has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by Class S2 shares of a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive a portion of its fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares so that the actual fee paid by Class ADV shares of a Portfolio is an annual rate of 0.35%. The expense waiver will continue through at least May 1, 2011. Effective April 30, 2010, the Distributor agreed to waive 0.04% of the distribution fee attributable to Class ADV for PIMCO Total Return Bond through May 1, 2011.

IID and DSL have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and advisory fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Liquid Assets in maintaining a yield of not less than zero. There is no guarantee that Liquid Assets will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by DSL and/or IID, as applicable, within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of Liquid Assets on that day. Distribution and Servicing fees waived are not subject to recoupment. For the six months ended June 30, 2010, Liquid Assets waived $344, $1,699,465, and $260,230 for Classes I, S and S2, respectively, of Distribution and Servicing fees. This expense waiver or reimbursement may be discontinued at any time. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Retirement Policy covering independent trustees of the Trust who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustee fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

At June 30, 2010, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios in separate accounts or seed money:

ING Life Insurance and Annuity Company	Artio Foreign (8.46%)
Clarion Global Real Estate (16.32%)
FMRSM Diversified Mid Cap (17.78%)
Global Resources (18.81%)
Janus Contrarian (12.76%)
JPMorgan Emerging Markets Equity (10.35%)
Marsico Growth (10.32%)
Marsico International Opportunities (7.82%)
MFS Total Return (14.32%)
MFS Utilities (10.00%)
Pioneer Mid Cap Value (12.83%)
T. Rowe Price Capital Appreciation (16.66%)
T. Rowe Price Equity Income (20.94%)
Van Kampen Growth & Income (6.70%)
Wells Fargo Health Care (8.68%)

ING National Trust	FMRSM Diversified Mid Cap (9.16%) Liquid Assets (7.46%) T. Rowe Price Capital Appreciation (5.04%) T. Rowe Price Equity Income (6.74%)

ING Solution 2025 Portfolio	Artio Foreign (8.89%) Clarion Global Real Estate (10.63%) Marsico Growth (6.99%) Marsico International Opportunities (9.04%) T. Rowe Price Equity Income (5.79%)

ING Solution 2025 Portfolio	Artio Foreign (8.89%) Clarion Global Real Estate (10.63%) Marsico Growth (6.99%) Marsico International Opportunities (9.04%) T. Rowe Price Equity Income (5.79%)

ING Solution 2035 Portfolio	Artio Foreign (7.38%) Clarion Global Real Estate (8.82%) Marsico Growth (7.09%) Marsico International Opportunities (10.41%) T. Rowe Price Equity Income (5.52%)

57

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

ING Solution 2045 Portfolio	Artio Foreign (5.53%) Clarion Global Real Estate (7.87%) Marsico International Opportunities (8.12%)

ING USA Annuity and Life Insurance	Artio Foreign (58.07%)
Clarion Global Real Estate (37.76%)
FMRSM Diversified Mid Cap (68.98%)
Global Resources (72.28%)
Janus Contrarian (84.37%)
JPMorgan Emerging Markets Equity (67.30%)
Liquid Assets (78.92%)
Marsico Growth (65.23%)
Marsico International Opportunities (41.87%)
MFS Total Return (82.50%)
MFS Utilities (83.22%)
Morgan Stanley Global Franchise (98.30%)
Morgan Stanley Global Tactical Asset Allocation (97.91%)
PIMCO Total Return Bond (89.29%)
Pioneer Mid Cap Value (66.92%)
T. Rowe Price Capital Appreciation (70.47%)
T. Rowe Price Equity Income (50.13%)
Van Kampen Growth & Income (84.78%)
Wells Fargo Health Care (85.80%)

Reliastar Life Insurance Company	Marsico International Opportunities (10.53%)

Security Life Insurance Company	JPMorgan Emerging Markets Equity (5.30%) Liquid Assets (9.20%) Marsico International Opportunities (5.15%)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

	Accrued		Accrued
	Unified/		Shareholder
	Investment	Accrued	Service and
	Management	Administrative	Distribution
Portfolio	Fees	Fees	Fees	Total

Artio Foreign	$670,718	$—	$136,610	$807,328
Clarion Global Real Estate	230,083	29,452	35,201	294,736
FMR Diversified Mid Cap	591,482	—	230,019	821,501
Global Resources	439,082	—	169,611	608,693
Janus Contrarian	343,763	—	104,863	448,626
JPMorgan Emerging Markets Equity	948,293	—	151,870	1,100,163
Liquid Assets	102,398	—	344,719	447,117
Marsico Growth	469,476	—	113,962	583,438
Marsico International Opportunities	153,672	28,637	39,926	222,235
MFS Total Return	576,533	—	187,995	764,528
MFS Utilities	226,320	37,719	93,860	357,899
Morgan Stanley Global Franchise	261,160	—	73,870	335,030
Morgan Stanley Global Tactical Asset Allocation	39,905	5,548	13,876	59,329
PIMCO Total Return Bond	1,674,544	—	708,371	2,382,915
Pioneer Mid Cap Value	418,944	—	114,328	533,272
T. Rowe Price Capital Appreciation	1,922,089	—	697,651	2,619,740
T. Rowe Price Equity Income	681,212	—	208,501	889,713
Van Kampen Growth and Income	310,276	—	124,282	434,558
Wells Fargo Health Care	119,570	—	38,917	158,487

The following Portfolios placed a portion of their portfolio transactions with brokerage firms which are affiliates of the Investment Advisers. The commissions paid to these affiliated firms were:

	Affiliated	Commissions
	Brokers	Received

Morgan Stanley Global Franchise	ING Baring LLC	$1,040

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the Portfolios. The Portfolios pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

58

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

The following Portfolios utilized the line of credit during six months ended June 30, 2010 as follows:

			Approximate
			Weighted
		Approximate	Average
		Average Daily	Interest Rate
	Days	Balance For	For Days
Portfolio	Utilized	Days Utilized	Utilized

Artio Foreign(1)	8	$2,716,875	1.38%
Clarion Global Real Estate	4	$973,750	1.43%
FMRSM Diversified Mid Cap(1)	19	$2,192,105	1.44%
Global Resources	13	$1,075,385	1.39%
Janus Contrarian	52	$4,443,846	1.38%
JPMorgan Emerging Markets Equity	39	$5,525,256	1.40%
MFS Total Return	1	$1,000,000	1.42%
MFS Utilities	35	$2,916,429	1.45%
PIMCO Total Return Bond	1	$7,790,000	1.45%
T. Rowe Price Capital Appreciation	1	$4,940,000	1.39%
Van Kampen Growth & Income	1	$3,745,000	1.45%
Wells Fargo Health Care	20	$1,270,750	1.45%

(1)	At June 30, 2010, Artio Foreign and FMRSM Diversified Mid Cap had outstanding balances of $740,000 and $2,815,000, respectively.

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased options for Janus Contrarian Fund during the six months ended June 30, 2010 were as follows:

	Number of
	Contracts	Cost

Balance at 12/31/09	—	$—
Options Purchased	83,780	9,271,262
Options Terminated in Closing Sell Transactions	(64,614)	(7,392,994)
Options Expired	—	—

Balance at 06/30/10	19,166	$1,878,268

Transactions in written options for Janus Contrarian Fund during the six months ended June 30, 2010 were as follows:

	Number of
	Contracts	Premium

Balance at 12/31/09	—	$—
Options Written	31,603	1,667,764
Options Terminated in Closing Purchase Transactions	(15,333)	(1,195,942)
Options Expired	—	—

Balance at 06/30/10	16,270	$471,822

Transactions in purchased options on futures contracts for PIMCO Total Return Bond during the six months ended June 30, 2010 were as follows:

	Number of
	Contracts	Cost

Balance at 12/31/09	2,192	$36,822
Options Purchased	3,715	56,726
Options Terminated in Closing Sell Transactions	—	—
Options Expired	(5,907)	(93,548)

Balance at 06/30/10	—	$—

Transactions in purchased foreign currency options for PIMCO Total Return Bond during the six months ended June 30, 2010 were as follows:

	USD
	Notional	Cost

Balance at 12/31/09	22,800,000	$971,166
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	—	—
Options Expired	(22,800,000)	(971,166)

Balance at 06/30/10	—	$—

Transactions in written credit default swaptions for PIMCO Total Return Bond during the six months ended June 30, 2010 were as follows:

	USD	EUR
	Notional	Notional	Premium

Balance at 12/31/09	—	—	$—
Options Written	21,800,000	7,000,000	61,744
Options Terminated in Closing Purchase Transactions	—	—	—
Options Exercised	—	—	—
Options Expired	(16,000,000)	(7,000,000)	(49,854)

Balance at 06/30/10	5,800,000	—	$11,890

Transactions in written interest rate swaptions for PIMCO Total Return Bond during the six months ended June 30, 2010 were as follows:

	USD	EUR
	Notional	Notional	Premium

Balance at 12/31/09	996,000,000	5,800,000	$11,663,492
Options Written	1,083,800,000	—	5,503,146
Options Terminated in Closing Purchase Transactions	—	—	—
Options Exercised	(101,100,000)	—	(457,215)
Options Expired	(938,800,000)	(5,800,000)	(10,008,884)

Balance at 06/30/10	1,039,900,000	—	$6,700,539

59

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written options on futures contracts for PIMCO Total Return Bond during the six months ended June 30, 2010 were as follows:

	Number of
	Contracts	Premium

Balance at 12/31/09	561	$219,769
Options Written	3,310	1,134,146
Options Terminated in Closing Purchase Transactions	(135)	(50,457)
Options Exercised	(382)	(168,226)
Options Expired	(2,772)	(762,870)

Balance at 06/30/10	582	$372,362

Transactions in written foreign currency options for PIMCO Total Return Bond during the six months ended June 30, 2010 were as follows:

	USD
	Notional	Premium

Balance at 12/31/09	5,800,000	$45,820
Options Written	97,300,000	713,167
Options Terminated in Closing Purchase Transactions
Options Expired	(75,000,000)	(503,578)

Balance at 06/30/10	28,100,000	$255,409

Transactions in purchased options for T. Rowe Price Capital Appreciation Portfolio during the six months ended June 30, 2010 were as follows:

	Number of
	Contracts	Cost

Balance at 12/31/09	1,833	$973,421
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	(902)	(496,661)
Options Expired	(931)	(476,760)

Balance at 06/30/10	—	$—

Transactions in written options for T. Rowe Price Capital Appreciation Portfolio during the six months ended June 30, 2010 were as follows:

	Number of
	Contracts	Premium

Balance at 12/31/09	48,604	$9,146,395
Options Written	64,737	8,426,160
Options Terminated in Closing Purchase Transactions	(17,831)	(2,952,606)
Options Exercised	(6,670)	(1,169,245)
Options Expired	(2,683)	(685,073)

Balance at 06/30/10	86,157	$12,765,631

NOTE 10 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

					Net Increase		Proceeds
		Shares			(Decrease) in		from Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment of	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

Artio Foreign
Class ADV
06-30-10	185,553	—	—	(22,321)	163,232	1,851,851	—	—	(227,640)	1,624,211
12-31-09	36,925	44	3,260	(31,717)	8,512	339,204	442	29,459	(316,558)	52,547
Class I
06-30-10	4,792,768	—	—	(2,126,104)	2,666,664	50,194,557	—	—	(21,811,393)	28,383,164
12-31-09	30,561,099	—	4,336,182	(97,074,036)	(62,176,755)	266,964,350	—	39,344,498	(988,977,745)	(682,668,897)
Class S
06-30-10	919,324	—	—	(8,474,979)	(7,555,655)	9,313,446	—	—	(86,622,537)	(77,309,091)
12-31-09	3,594,324	7,362,065	2,384,651	(10,970,677)	2,370,363	32,511,765	73,041,354	21,498,700	(101,737,950)	25,313,869
Class S2
06-30-10	57,955	—	—	(277,562)	(219,607)	586,500	—	—	(2,857,062)	(2,270,562)
12-31-09	130,942	560,396	144,834	(721,840)	114,332	1,235,807	5,539,547	1,301,536	(6,596,634)	1,480,256

60

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

					Net Increase		Proceeds
		Shares			(Decrease) in		from Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment of	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

Clarion Global Real Estate
Class ADV
06-30-10	135,372	—	—	(530)	134,842	1,239,816	—	—	(4,915)	1,234,901
12-31-09	—	—	—	(1)	(1)	—	—	—	(5)	(5)
Class I
06-30-10	1,742,134	—	—	(1,118,292)	623,842	16,042,617	—	—	(10,338,743)	5,703,874
12-31-09	11,152,563	—	880,188	(29,651,842)	(17,619,091)	79,206,100	—	6,266,937	(226,703,036)	(141,229,999)
Class S
06-30-10	399,198	—	—	(1,858,808)	(1,459,610)	3,606,011	—	—	(16,777,099)	(13,171,088)
12-31-09	3,332,834	—	556,319	(4,175,595)	(286,442)	21,647,566	—	3,949,862	(31,149,126)	(5,551,698)
Class S2
06-30-10	154	—	—	(20,785)	(20,631)	1,451	—	—	(187,179)	(185,728)
12-31-09	40,553	—	6,020	(36,715)	9,858	248,050	—	42,926	(267,958)	23,018
FMR Diversified Mid Cap
Class ADV
06-30-10	982,998	—	—	(134,720)	848,278	12,125,144	—	—	(1,652,014)	10,473,130
12-31-09	657,042	—	1,789	(436,630)	222,201	6,368,875	—	19,288	(4,284,231)	2,103,932
Class I
06-30-10	365,623	—	—	(496,772)	(131,149)	4,578,673	—	—	(6,162,118)	(1,583,445)
12-31-09	1,537,415	—	47,651	(13,817,893)	(12,232,827)	14,197,330	—	540,731	(143,154,300)	(128,416,239)
Class S
06-30-10	2,333,125	—	—	(7,586,072)	(5,252,947)	28,935,791	—	—	(93,400,005)	(64,464,214)
12-31-09	10,607,392	—	346,318	(8,342,707)	2,611,003	105,329,327	—	3,977,792	(77,938,582)	31,368,537
Class S2
06-30-10	396,047	—	—	(208,581)	187,466	4,937,846	—	—	(2,556,637)	2,381,209
12-31-09	603,020	—	12,855	(437,986)	177,889	6,360,263	—	145,353	(4,106,619)	2,398,997
Global Resources
Class ADV
06-30-10	288,120	—	—	(12,530)	275,590	5,003,553	—	—	(216,542)	4,787,011
12-31-09	120,892	—	82	(47,433)	73,541	1,823,305	—	1,149	(681,231)	1,143,223
Class I
06-30-10	375,015	—	—	(212,430)	162,585	6,796,039	—	—	(3,706,410)	3,089,629
12-31-09	780,422	—	10,392	(936,615)	(145,801)	11,675,251	—	148,080	(13,654,135)	(1,830,804)
Class S
06-30-10	846,618	—	—	(5,631,288)	(4,784,670)	14,867,308	—	—	(98,521,072)	(83,653,764)
12-31-09	6,560,098	—	181,476	(9,311,048)	(2,569,474)	91,137,242	—	2,569,702	(141,088,145)	(47,381,201)
Class S2
06-30-10	7,897	—	—	(94,303)	(86,406)	128,151	—	—	(1,642,276)	(1,514,125)
12-31-09	71,557	—	756	(208,994)	(136,681)	988,168	—	10,643	(2,964,142)	(1,965,331)

Janus Contrarian
Class ADV
06-30-10	16,888	—	—	(20,286)	(3,398)	183,378	—	—	(206,455)	(23,077)
12-31-09	58,073	—	468	(46,106)	12,435	471,092	—	3,920	(341,318)	133,694
Class I
06-30-10	132,624	—	—	(109,106)	23,518	1,484,587	—	—	(1,165,402)	319,185
12-31-09	4,323,326	—	146,831	(22,950,107)	(18,479,950)	29,855,750	—	1,252,469	(199,152,313)	(168,044,094)
Class S
06-30-10	670,648	—	—	(4,630,357)	(3,959,709)	7,462,433	—	—	(50,370,952)	(42,908,519)
12-31-09	3,912,409	—	332,250	(11,921,479)	(7,676,820)	29,892,031	—	2,830,768	(100,832,579)	(68,109,780)
Class S2
06-30-10	2,449	—	—	(102,251)	(99,802)	24,679	—	—	(1,108,106)	(1,083,427)
12-31-09	38,430	—	7,340	(387,077)	(341,307)	287,123	—	62,166	(3,195,505)	(2,846,216)

61

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

					Net Increase		Proceeds
		Shares			(Decrease) in		from Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment of	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

JPMorgan Emerging Markets Equity
Class ADV
06-30-10	290,380	—	—	(34,364)	256,016	5,819,283	—	—	(679,133)	5,140,150
12-31-09	98,452	—	1,679	(89,632)	10,499	1,538,665	—	26,418	(1,332,326)	232,757
Class I
06-30-10	1,912,210	—	—	(1,236,918)	675,292	39,619,823	—	—	(24,851,122)	14,768,701
12-31-09	5,774,338	—	290,120	(13,053,555)	(6,989,097)	91,174,230	—	4,636,115	(226,697,731)	(130,887,386)
Class S
06-30-10	298,199	—	—	(5,190,434)	(4,892,235)	6,134,642	—	—	(103,619,356)	(97,484,714)
12-31-09	7,975,815	—	572,127	(8,575,668)	(27,726)	116,535,212	—	9,131,223	(139,518,541)	(13,852,106)
Class S2
06-30-10	147	—	—	(108,777)	(108,630)	2,783	—	—	(2,167,688)	(2,164,905)
12-31-09	112,668	—	19,496	(216,573)	(84,409)	1,637,187	—	309,405	(3,435,590)	(1,488,998)

Liquid Assets
Class I
06-30-10	35,685,962	—	16,171	(45,579,086)	(9,876,953)	35,685,961	—	16,171	(45,591,940)	(9,889,808)
12-31-09	135,294,526	—	1,008,343	(186,998,551)	(50,695,682)	135,292,825	—	1,010,063	(186,998,551)	(50,695,663)
Class S
06-30-10	321,588,978	—	—	(521,511,377)	(199,922,399)	321,588,979	—	—	(521,517,599)	(199,928,620)
12-31-09	478,760,929	—	6,616,676	(1,333,326,078)	(847,948,473)	478,761,132	—	6,616,696	(1,333,326,078)	(847,948,250)
Class S2
06-30-10	46,980,153	—	—	(27,143,680)	19,836,473	46,999,385	—	—	(27,143,669)	19,855,716
12-31-09	35,870,529	—	401,153	(73,601,489)	(37,329,807)	35,870,544	—	401,153	(73,601,489)	(37,329,792)

Marsico Growth
Class ADV
06-30-10	219,501	—	—	(115,050)	104,451	3,173,028	—	—	(1,653,919)	1,519,109
12-31-09	110,941	—	28	(152,662)	(41,693)	1,355,762	—	338	(1,871,838)	(515,738)
Class I
06-30-10	1,354,734	—	—	(2,005,779)	(651,045)	20,001,681	—	—	(30,570,166)	(10,568,485)
12-31-09	3,874,857	—	224,297	(13,455,455)	(9,356,301)	45,416,820	—	2,709,502	(162,641,841)	(114,515,519)
Class S
06-30-10	1,253,633	—	—	(2,936,883)	(1,683,250)	18,311,892	—	—	(42,933,750)	(24,621,858)
12-31-09	3,408,171	—	353,863	(6,262,837)	(2,500,803)	40,860,759	—	4,239,273	(75,778,235)	(30,678,203)
Class S2
06-30-10	10,753	—	—	(77,477)	(66,724)	157,616	—	—	(1,120,854)	(963,238)
12-31-09	87,169	—	9,214	(151,631)	(55,248)	985,818	—	109,645	(1,836,791)	(741,328)

Marsico International Opportunities
Class ADV
06-30-10	206,397	—	—	(157,267)	49,130	2,110,855	—	—	(1,541,796)	569,059
12-31-09	136,100	—	2,970	(250,027)	(110,957)	1,229,250	—	26,436	(2,359,020)	(1,103,334)
Class I
06-30-10	2,271,007	—	—	(1,063,692)	1,207,315	23,217,148	—	—	(10,553,280)	12,663,868
12-31-09	5,408,538	—	428,292	(17,683,737)	(11,846,907)	44,507,963	—	3,790,387	(171,798,491)	(123,500,141)
Class S
06-30-10	318,069	—	—	(2,299,378)	(1,981,309)	3,125,215	—	—	(22,954,925)	(19,829,710)
12-31-09	1,199,967	—	287,023	(5,600,786)	(4,113,796)	9,878,560	—	2,534,412	(48,793,656)	(36,380,684)
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
12-31-09	—	—	—	(2)	(2)	—	—	—	(17)	(17)

62
NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

					Net Increase		Proceeds
		Shares			(Decrease) in		from Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment of	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

MFS Total Return
Class ADV
06-30-10	53,585	—	—	(8,412)	45,173	741,855	—	—	(116,104)	625,751
12-31-09	50,565	—	3,305	(59,080)	(5,210)	614,064	—	45,051	(719,718)	(60,603)
Class I
06-30-10	160,297	—	—	(745,284)	(584,987)	2,230,200	—	—	(10,337,058)	(8,106,858)
12-31-09	471,474	—	241,622	(1,632,373)	(919,277)	5,912,582	—	3,291,532	(19,974,466)	(10,770,352)
Class S
06-30-10	1,136,936	—	—	(5,073,291)	(3,936,355)	16,068,340	—	—	(70,446,918)	(54,378,578)
12-31-09	4,218,947	—	1,558,869	(10,011,675)	(4,233,859)	54,178,334	—	21,266,755	(125,380,267)	(49,935,178)
Class S2
06-30-10	23,816	—	—	(162,395)	(138,579)	328,730	—	—	(2,229,121)	(1,900,391)
12-31-09	86,809	—	58,128	(385,808)	(240,871)	1,116,903	—	786,743	(4,664,112)	(2,760,466)

MFS Utilities
Class ADV
06-30-10	133,875	—	—	(9,904)	123,971	1,561,967	—	—	(117,738)	1,444,229
12-31-09	39,025	—	2,652	(51,786)	(10,109)	419,290	—	30,554	(544,656)	(94,812)
Class I
06-30-10	25,764	—	—	(55,669)	(29,905)	300,538	—	—	(659,266)	(358,728)
12-31-09	21,023	—	22,846	(122,989)	(79,120)	205,553	—	265,167	(1,255,468)	(784,748)
Class S
06-30-10	1,478,772	—	—	(3,456,975)	(1,978,203)	17,474,218	—	—	(40,358,442)	(22,884,224)
12-31-09	3,194,104	—	2,064,273	(6,727,426)	(1,469,049)	32,878,319	—	23,881,945	(67,661,991)	(10,901,727)
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
12-31-09	—	—	—	—	—	—	—	—	—	—

Morgan Stanley Global Franchise
Class ADV
06-30-10	5,485	—	—	(63)	5,422	66,287	—	—	(782)	65,505
12-31-09	—	—	—	(1)	(1)	—	—	—	(6)	(6)
Class I
06-30-10	—	—	—	—	—	—	—	—	—	—
12-31-09	—	—	—	(2)	(2)	—	—	2	(24)	(22)
Class S
06-30-10	1,578,494	—	—	(1,985,088)	(406,594)	19,992,826	—	—	(24,822,616)	(4,829,790)
12-31-09	2,981,666	—	2,277,715	(3,258,153)	2,001,228	33,546,000	—	23,688,233	(35,924,564)	21,309,669
Class S2
06-30-10	17,713	—	—	(249,797)	(232,084)	223,612	—	—	(3,152,959)	(2,929,347)
12-31-09	44,114	—	531,413	(615,710)	(40,183)	481,488	—	5,500,122	(6,698,555)	(716,945)

Morgan Stanley Global Tactical Asset Allocation
Class ADV
04-30-10(1)-06-30-10	3,463	—	—	(1)	3,462	32,501	—	—	(10)	32,491
Class S
06-30-10	1,980,696	—	—	(993,247)	987,449	19,182,385	—	—	(9,307,146)	9,875,239
12-31-09	4,541,155	—	148,348	(1,086,226)	3,603,277	40,087,976	—	1,437,491	(10,398,727)	31,126,740

63

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

					Net Increase		Proceeds
		Shares			(Decrease) in		from Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment of	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

PIMCO Total Return Bond
Class ADV
06-30-10	985,525	—	—	(2,981)	982,544	12,297,655	—	—	(37,005)	12,260,650
12-31-09	—	—	—	(3)	(3)	—	—	1	(29)	(28)
Class I
06-30-10	16,789,663	—	—	(13,078,366)	3,711,297	212,505,426	—	—	(164,149,803)	48,355,623
12-31-09	31,271,933	—	6,560,548	(83,876,319)	(46,043,838)	364,785,527	—	74,790,249	(1,004,806,441)	(565,230,665)
Class S
06-30-10	26,734,763	—	—	(18,140,492)	8,594,271	335,865,675	—	—	(227,704,863)	108,160,812
12-31-09	63,172,515	—	16,839,243	(18,226,662)	61,785,096	739,149,851	—	192,135,766	(213,646,644)	717,638,973
Class S2
06-30-10	349,550	—	—	(478,888)	(129,338)	4,361,730	—	—	(5,984,285)	(1,622,555)
12-31-09	995,749	—	403,642	(700,017)	699,374	11,547,438	—	4,585,372	(8,266,848)	7,865,962

Pioneer Mid Cap Value
Class ADV
06-30-10	96,149	—	—	(3,026)	93,123	931,245	—	—	(28,632)	902,613
12-31-09	50,776	—	568	(7,253)	44,091	436,800	—	5,285	(57,636)	384,449
Class I
06-30-10	3,165,605	—	—	(2,512,346)	653,259	30,774,520	—	—	(24,924,248)	5,850,272
12-31-09	12,986,088	—	362,375	(29,151,494)	(15,803,031)	100,218,198	—	3,362,117	(256,868,345)	(153,288,030)
Class S
06-30-10	1,581,936	—	—	(5,734,090)	(4,152,154)	15,729,500	—	—	(55,654,485)	(39,924,985)
12-31-09	2,826,832	—	694,873	(8,253,308)	(4,731,603)	23,043,323	—	6,485,491	(65,506,866)	(35,978,052)
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
12-31-09	—	—	—	(3)	(3)	—	—	—	(19)	(19)

T. Rowe Price Capital Appreciation
Class ADV
06-30-10	913,696	—	—	(162,919)	750,777	18,822,649	—	—	(3,352,425)	15,470,224
12-31-09	648,691	—	27,432	(1,037,691)	(361,568)	11,407,749	—	540,701	(18,031,900)	(6,083,450)
Class I
06-30-10	3,562,503	—	—	(1,636,329)	1,926,174	73,400,793	—	—	(34,431,306)	38,969,487
12-31-09	6,142,600	—	281,710	(2,123,080)	4,301,230	118,816,326	—	5,674,503	(37,997,738)	86,493,091
Class S
06-30-10	4,918,149	—	—	(7,487,736)	(2,569,587)	102,657,911	—	—	(154,706,975)	(52,049,064)
12-31-09	11,862,617	—	2,618,599	(13,085,659)	1,395,557	206,273,580	—	52,594,413	(219,078,983)	39,789,010
Class S2
06-30-10	34,042	—	—	(228,646)	(194,604)	702,921	—	—	(4,718,457)	(4,015,536)
12-31-09	77,254	—	65,665	(530,524)	(387,605)	1,352,449	—	1,311,433	(9,058,612)	(6,394,730)

T. Rowe Price Equity Income
Class ADV
06-30-10	377,445	—	—	(135,615)	241,830	4,066,540	—	—	(1,415,285)	2,651,255
12-31-09	294,988	292,506	22,745	(404,710)	205,529	2,561,852	2,532,937	231,679	(3,628,346)	1,698,122
Class I
06-30-10	4,418,498	—	—	(3,962,581)	455,917	46,815,039	—	—	(43,797,221)	3,017,818
12-31-09	18,084,528	383,658	568,835	(4,897,547)	14,139,474	141,246,600	3,347,327	5,852,076	(44,289,708)	106,156,295
Class S
06-30-10	4,793,506	—	—	(6,283,622)	(1,490,116)	52,482,758	—	—	(66,586,248)	(14,103,490)
12-31-09	8,352,926	878,208	1,331,521	(10,760,021)	(197,366)	73,227,093	7,665,160	13,678,234	(90,078,972)	4,491,515
Class S2
06-30-10	594,004	—	—	(145,537)	448,467	6,359,452	—	—	(1,532,993)	4,826,459
12-31-09	915,532	—	76,637	(624,333)	367,836	8,504,433	—	782,644	(5,152,424)	4,134,653

64

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

					Net Increase		Proceeds
		Shares			(Decrease) in		from Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment of	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

Van Kampen Growth and Income
Class ADV
06-30-10	101,332	—	—	(7,129)	94,203	1,994,040	—	—	(140,548)	1,853,492
12-31-09	71,179	—	1,289	(52,567)	19,901	1,257,449	—	24,538	(837,754)	444,233
Class I
06-30-10	63,768	—	—	(68,855)	(5,087)	1,249,511	—	—	(1,382,110)	(132,599)
12-31-09	186,573	—	12,059	(160,378)	38,254	3,070,907	—	228,312	(2,693,859)	605,360
Class S
06-30-10	978,332	—	—	(2,945,935)	(1,967,603)	19,270,686	—	—	(57,974,898)	(38,704,212)
12-31-09	2,019,779	—	349,621	(4,506,591)	(2,137,191)	32,022,787	—	6,619,227	(71,552,219)	(32,910,205)
Class S2
06-30-10	21,345	—	—	(130,452)	(109,107)	387,571	—	—	(2,544,455)	(2,156,884)
12-31-09	69,193	—	28,327	(270,516)	(172,996)	1,125,166	—	532,094	(4,352,117)	(2,694,857)

Wells Fargo Health Care
Class ADV
06-30-10	—	—	—	—	—	—	—	—	—	—
12-31-09	—	—	—	(1)	(1)	—	—	—	(6)	(6)
Class I
06-30-10	103,842	—	—	(376,346)	(272,504)	1,095,315	—	—	(3,935,789)	(2,840,474)
12-31-09	551,513	—	—	(443,740)	107,773	5,173,853	—	—	(3,983,671)	1,190,182
Class S
06-30-10	1,688,297	—	—	(2,314,892)	(626,595)	17,940,309	—	—	(23,768,989)	(5,828,680)
12-31-09	3,422,085	—	—	(4,929,385)	(1,507,300)	30,067,991	—	—	(42,770,509)	(12,702,518)
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
12-31-09	(1)	—	—	—	(1)	—	—	—	(4)	(4)

(1)	Commencement of operations.

NOTE 11 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Global Resources, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and 5% for Liquid Assets) of the Portfolio’s net assets, at market value, at time of purchase.

		Principal Amount/	Initial	Cost/		Percent
		Shares/	Acquisition	Upfront		of Net
Portfolio	Security	Notional Amount	Date	Payment	Value	Assets

Artio Foreign	BNY Institutional Cash Reserves Fund, Series B	2,461,775	09/12/08	$2,461,775	$1,969,420	0.2%
	Rolls-Royce Group PLC — C Shares	15,487,920	03/07/08	20,879	23,140	0.0

				$2,482,654	$1,992,560	0.2%

Clarion Global Real Estate	BNY Institutional Cash Reserves Fund, Series B	372,743	09/12/08	$372,743	$298,194	0.1%

				$372,743	$298,194	0.1%

FMRSM Diversified Mid Cap	BNY Institutional Cash Reserves Fund, Series B	1,748,799	09/12/08	$1,748,799	$1,399,039	0.1%
	Uzel Makina Sanayii AS	50,600	01/28/10	106,490	12,463	0.0

				$1,855,289	$1,411,502	0.1%

Global Resources	BNY Institutional Cash Reserves Fund, Series B	784,324	09/12/08	$784,324	$627,459	0.1%

				$784,324	$627,459	0.1%

65

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

		Principal Amount/	Initial	Cost/		Percent
		Shares/	Acquisition	Upfront		of Net
Portfolio	Security	Notional Amount	Date	Payment	Value	Assets

Janus Contrarian	BNY Institutional Cash Reserves Fund, Series B	1,618,796	09/12/08	$1,618,796	$1,295,037	0.3%

				$1,618,796	$1,295,037	0.3%

JPMorgan Emerging Markets Equity	BNY Institutional Cash Reserves Fund, Series B	3,197,563	09/12/08	$3,197,563	$2,558,050	0.3%
	Ping An Insurance Group Co. of China Ltd.	2,380,000	10/30/08	13,909,114	19,668,032	2.2

				$17,106,677	$22,226,082	2.5%

Marsico Growth	BNY Institutional Cash Reserves Fund, Series B	2,402,610	09/12/08	$2,402,610	$1,922,088	0.3%

				$2,402,610	$1,922,088	0.3%

Marsico International Opportunities	BNY Institutional Cash Reserves Fund, Series B	901,350	09/12/08	$901,350	$721,080	0.2%
	Ping An Insurance Group Co. of China Ltd.	423,500	05/13/10	3,359,552	3,499,753	1.1
	Rolls-Royce Group PLC — C Shares	19,307,790	03/18/10	28,532	28,848	0.0

				$4,289,434	$4,249,681	1.3%

MFS Total Return	BNY Institutional Cash Reserves Fund, Series B	2,385,323	09/12/08	$2,385,323	$1,908,259	0.2%
	Bruce Mansfield Unit, 6.850%, due 06/01/34	1,933,761	10/03/07	1,936,365	2,013,056	0.2
	Kennametal, Inc., 7.200%, due 06/15/12	1,283,000	06/14/02	1,293,777	1,364,514	0.1

				$5,615,465	$5,285,829	0.5%

Morgan Stanley Global Franchise	BNY Institutional Cash Reserves Fund, Series B	727,587	09/12/08	$727,587	$582,069	0.2%

				$727,587	$582,069	0.2%

PIMCO Total Return Bond	Credit Default Swaps
	Japanese Government 20-Year Issue 2.000%, 03/21/22, receive 1.000%	2,000,000	02/25/10	$21,660	$10,492	0.0%
	United Kingdom Gilt 4.250%, 06/07/32, receive 1.000%	600,000	12/21/09	4,003	7,805	0.0
	United Kingdom Gilt 4.250%, 06/07/32, receive 1.000%	200,000	12/18/09	1,252	2,602	0.0
	United Kingdom Gilt 4.250%, 06/07/32, receive 1.000%	16,300,000	03/22/10	142,740	202,366	0.0
	United Kingdom Gilt 4.250%, 06/07/32, receive 1.000%	600,000	12/21/09	4,003	7,805	0.0

				$173,658	$231,070	0.0%

	Interest Rate Swaps
	Receive a fixed rate equal to 12.480% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP
	Counterparty: Credit Suisse International	BRL 134,600,000	05/12/10	89,811	579,737	0.0%
	Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP
	Counterparty: Morgan Stanley Capital Services, Inc.	BRL 1,100,000	05/12/10	1,423	5,955	0.0
	Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA
	Counterparty: Barclays Bank PLC	6,800,000	06/04/10	88,688	210,432	0.0
	Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA

66

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

		Principal Amount/	Initial	Cost/		Percent
		Shares/	Acquisition	Upfront		of Net
Portfolio	Security	Notional Amount	Date	Payment	Value	Assets

PIMCO Total Return Bond (continued)	Counterparty: Citibank N.A., New York	2,200,000	06/07/10	$25,894	$68,081	0.0
	Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA
	Counterparty: Deutsche Bank AG	2,300,000	06/07/10	27,071	71,176	0.0
	Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA
	Counterparty: Morgan Stanley Capital Services Inc.	193,300,000	06/18/10	2,183,939	2,812,367	0.1
	Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA
	Counterparty: The Royal Bank of Scotland PLC	21,700,000	05/20/10	1,280,495	1,512,022	0.0

				$3,697,321	$5,259,770	0.1%

	Options
	Put Option OTC — Morgan Stanley Capital Group Inc.
	JPY/USD Currency Option 07/10	28,100,000	02/24/10	$(255,409)	$(604,969)	0.0%

				$(255,409)	$(604,969)	0.0%

	Securities
	BNY Institutional Cash Reserves Fund, Series B	2,280,616	09/12/08	$2,280,616	$1,824,493	0.1%
	Countrywide Alternative Loan Trust, 4.653%, due 05/25/35	4,547,306	09/12/08	(3,526)	462,069	0.0
	First Horizon Alternative Mortgage Securities, 4.353%, due 01/25/36	47,666,128	10/03/07	(34,580)	4,408,378	0.1
	United Air Lines, Inc., 9.350%, due 04/07/16	125,953	06/14/02	$97,340	$29,599	0.0%

				$2,339,850	$6,724,539	0.2%

Pioneer Mid Cap Value	BNY Institutional Cash Reserves Fund, Series B	214,360	09/12/08	$214,360	$171,488	0.0%

				$214,360	$171,488	0.0%

T. Rowe Price Capital Appreciation	BNY Institutional Cash Reserves Fund, Series B	2,552,122	09/12/08	2,552,122	2,041,698	0.1%
	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	2,425,000	01/13/10	2,406,546	2,418,938	0.1
	Group 1 Automotive, Inc., 3.000%, due 03/15/20	2,448,000	03/17/10	2,448,000	1,978,447	0.1
	Gulfstream Natural Gas System LLC, 6.950%, due 06/01/16	1,415,000	05/21/09	1,410,415	1,576,835	0.0
	HJ Heinz Finance Co.	42	01/28/09	3,607,200	4,499,250	0.1
	Host Hotels & Resorts L.P., 2.625%, due 04/15/27	15,463,000	06/25/08	12,644,220	14,728,508	0.4
	Hyatt Hotels Corp., 6.875%, due 08/15/19	3,061,000	08/10/09	3,056,837	3,296,657	0.1
	Kansas Gas & Electric, 6.700%, due 06/15/19	1,380,000	06/08/09	1,377,502	1,620,533	0.1
	MGM Resorts International, 6.000%, due 10/03/11	6,836,393	04/23/08	6,486,943	6,605,664	0.2
	Southeast Supply Header LLC, 4.850%, due 08/15/14	1,208,000	08/10/09	1,207,360	1,265,290	0.0
	Williams Partners L.P., 3.800%, due 02/15/15	1,220,000	01/30/09	$1,219,475	$1,229,209	0.0%

				$6,486,943	$41,261,029	1.2%

67

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

		Principal Amount/	Initial	Cost/		Percent
		Shares/	Acquisition	Upfront		of Net
Portfolio	Security	Notional Amount	Date	Payment	Value	Assets

T. Rowe Price Equity Income	BNY Institutional Cash Reserves Fund, Series B	2,183,316	09/12/08	$2,183,316	$1,746,652	0.1%

				$2,183,316	$1,746,652	0.1%

Van Kampen Growth and Income	BNY Institutional Cash Reserves Fund, Series B	1,680,468	09/12/08	$1,680,468	$1,344,375	0.2%

				$1,680,468	$1,344,375	0.2%

Wells Fargo Health Care	Medipattern Corp.	1,823,990	07/16/07	$755,267	$145,638	0.1%
	Novavax, Inc.	133,228	06/26/09	—	136,265	0.0

				$755,267	$281,903	0.1%

NOTE 12 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B (“BICR — Series B”), each a series within the BNY Institutional Cash Reserves Trust (collectively, the “BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2010, and throughout the period covered by this report, BICR — Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the “Capital Support Agreement”) extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the Lehman Securities held by BICR — Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Portfolios) and subject, in part, to the Portfolios’ continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio’s investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR — Series B is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2010, the

68

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

following Portfolios had securities on loan with the following market values:

	Value of	Cash
	Securities	Collateral
Portfolio	Loaned	Received*
Artio Foreign	$41,538,145	$43,850,346
Clarion Global Real Estate	7,537,486	9,416,918
FMRSM Diversified Mid Cap	104,747,183	107,825,146
Global Resources	2,385,452	2,442,493
Janus Contrarian	41,393,554	42,554,099
JPMorgan Emerging Markets Equity	25,921,080	27,257,817
Liquid Assets	100,715	102,750
Marsico Growth	5,068,282	5,182,950
Marsico International Opportunities	25,494,978	27,130,015
MFS Total Return	4,999,706	5,104,788
Morgan Stanley Global Franchise	2,296,639	2,470,730
PIMCO Total Return Bond	325,450,321	332,197,899
Pioneer Mid Cap Value	11,589,583	12,038,882
T. Rowe Price Capital Appreciation	13,148,252	13,489,629
T. Rowe Price Equity Income	6,431,108	6,657,082
Van Kampen Growth and Income	17,331,701	17,775,084

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the Portfolio’s Portfolio of Investments.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk—some more than others—and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified.  Certain Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration.  Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities.  Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Risk.  Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

69

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 14 — REORGANIZATIONS

On July 18, 2009, T. Rowe Price Equity Income (“Acquiring Portfolio”) acquired all of the net assets of ING American Century Large Company Value Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on June 30, 2009. The primary purposes of the transaction were to lower the overall net expense ratios of the Acquired Portfolio and combine comparable investment objectives, policies, restrictions, management and portfolio holdings of the Acquiring and Acquired Portfolios. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income	$22,451,289
Net realized and unrealized gain on investments	$248,205,432
Net increase in net assets resulting from operations	$270,656,721

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since December 31, 2009. Net assets and unrealized depreciation as of the reorganization date were as follows:

Acquired
		Total Net Assets	Total Net Assets	Acquired	Portfolio
		of Acquired	of Acquiring	Capital Loss	Unrealized
		Portfolio	Portfolio	Carryforwards	Depreciation	Conversion
Acquiring Portfolio	Acquired Portfolio	(000s)	(000s)	(000s)	(000s)	Ratio

T. Rowe Price Equity Income	ING American Century Large Company Value Portfolio	$13,545	$1,060,241	$14,025	$(3,096)	0.5284

The net assets of T. Rowe Price Equity Income after the acquisition were $1,073,785,613.

On August 8, 2009, Artio Foreign (“Acquiring Portfolio”) acquired all of the net assets of ING International Growth Opportunities Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on July 30, 2009. The primary purposes of the transaction were to lower the overall net expense ratios of the Acquired Portfolio and combine comparable investment objectives of the Acquiring and Acquired Portfolios. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income	$29,262,508
Net realized and unrealized gain on investments	$298,598,236
Net increase in net assets resulting from operations	$327,860,744

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the

70

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 14 — REORGANIZATIONS (continued)

Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since December 31, 2009. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquired
		Total Net Assets	Total Net Assets	Acquired	Portfolio
		of Acquired	of Acquiring	Capital Loss	Unrealized
		Portfolio	Portfolio	Carryforwards	Appreciation	Conversion
Acquiring Portfolio	Acquired Portfolio	(000s)	(000s)	(000s)	(000s)	Ratio

Artio Foreign	ING International Growth Opportunities Portfolio	$78,581	$1,790,349	$47,454	$6,643	0.4739

The net assets of Artio Foreign after the acquisition were $1,868,930,051.

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment corporations, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended
	June 30, 2010	Year Ended December 31, 2009
					Dividends Paid
	Ordinary	Ordinary	Long-Term	Return of	Deduction on
	Income	Income	Capital Gains	Capital	Redemptions

Artio Foreign	$—	$62,174,193	$—	$—	$—
Clarion Global Real Estate	—	10,259,737	—	—	—
FMRSM Diversified Mid Cap	—	4,683,164	—	—	—
Global Resources	—	2,729,574	—	—	—
Janus Contrarian	—	4,149,323	—	—	—
JPMorgan Emerging Markets Equity	—	14,103,161	—	—	—
Liquid Assets	16,171	8,027,912	—	—	—
Marsico Growth	—	7,058,758	—	—	—
Marsico International Opportunities	—	6,351,237	—	—	—
MFS Total Return	—	25,390,081	—	—	—
MFS Utilities	—	23,557,194	—	620,515	—
Morgan Stanley Global Franchise	—	20,348,723	8,839,790	—	—
Morgan Stanley Global Tactical Asset Allocation	—	1,580,501	518,136	—	161,448
PIMCO Total Return Bond	—	216,581,798	54,929,666	—	—
Pioneer Mid Cap Value	—	9,852,901	—	—	—
T. Rowe Price Capital Appreciation	—	60,121,050	—	—	—
T. Rowe Price Equity Income	—	20,544,633	—	—	—
Van Kampen Growth and Income	—	7,404,171	—	—	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed	Undistributed	Unrealized	Post-October	Post-October	Post-October
	Ordinary	Long-Term	Appreciation/	Capital Loss	Currency Loss	PFIC Loss	Capital Loss	Expiration
	Income	Capital Gains	(Depreciation)	Deferred	Deferred	Deferred	Carryforwards	Dates

Artio Foreign	$—	$—	$89,539,072	$(2,027,715)	$(324,320)	$(248,185)	$(9,545,897)	2015
							(282,954,941)	2016
							(297,755,976)	2017

							$(590,256,814)*

71

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 15 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized	Post-October	Post-October	Post-October
	Ordinary	Long-Term	Appreciation/	Capital Loss	Currency Loss	PFIC Loss	Capital Loss	Expiration
	Income	Capital Gains	(Depreciation)	Deferred	Deferred	Deferred	Carryforwards	Dates

Clarion Global Real Estate	$34,406,960	$—	$6,584,114	$—	$—	$—	$(20,588,432)	2015
							(76,339,565)	2016
							(138,979,647)	2017

							$(235,907,644)*

FMRSM Diversified Mid Cap	496,058	—	163,605,158	(2,081,892)	(33,004)	—	(39,330,800)	2010
							(159,845,511)	2016
							(182,829,613)	2017

							$(382,005,924)*

Global Resources	8,487,142	—	50,202,669	(61,566)	—	—	(58,220,606)	2016
							(177,383,563)	2017

							$(235,604,169)

Janus Contrarian	—	—	39,731,575	(8,609,851)	—	—	(80,019,816)	2016
							(280,055,784)	2017

							$(360,075,600)

JPMorgan Emerging Markets Equity	5,687,070	56,172,136	177,650,909	—	—	—	—	—
Liquid Assets	59,968	—	—	—	—	—	—	—
Marsico Growth	4,465,123	—	112,708,390	(1,758,828)	—	—	(367,059,276)	2010
							(110,597,085)	2011
							(116,725,262)	2016
							(51,567,144)	2017

							$(645,948,767)

Marsico International Opportunities	6,004,990	—	28,486,456	(4,315,273)	(62,781)	—	(113,337,041)	2016
							(82,466,488)	2017

							$(195,803,529)

MFS Total Return	4,653,304	—	33,955,040	(3,654,055)	(7,090)	—	(65,707,958)	2016
							(133,304,957)	2017

							$(199,012,915)

MFS Utilities	—	—	23,006,854	(5,186,521)	—	—	(17,441,017)	2016
							(100,265,704)	2017

							$(117,706,721)

Morgan Stanley Global Franchise	1,433,915	—	30,007,790	—	—	—	(17,400,045)	2017
Morgan Stanley Global Tactical Asset Allocation	283,435	333,170	2,705,406	—	(59,062)	—	—	—
PIMCO Total Return Bond	268,085,388	8,233,156	63,176,545	—	—	—	—	—
Pioneer Mid Cap Value	1,988,220	—	51,899,151	(3,216,135)	—	—	(145,308)	2014
							(313,932)	2015
							(127,847,061)	2016
							(138,590,943)	2017

							$(266,897,244)*

72

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 15 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized	Post-October	Post-October	Post-October
	Ordinary	Long-Term	Appreciation/	Capital Loss	Currency Loss	PFIC Loss	Capital Loss	Expiration
	Income	Capital Gains	(Depreciation)	Deferred	Deferred	Deferred	Carryforwards	Dates

T. Rowe Price Capital Appreciation	$18,386,359	$—	$333,025,524	$—	$—	$—	$(85,471,063)	2016
							(374,856,517)	2017

							$(460,327,580)

T. Rowe Price Equity Income	3,812,458	—	(47,055,063)	(5,821,044)	—	—	(4,004,428)	2015
							(17,005,247)	2016
							(82,123,990)	2017

							$(103,133,665)*

Van Kampen Growth and Income	1,532,079	—	56,438,714	—	—	—	(7,061,260)	2016
							(87,392,759)	2017

							$(94,454,019)

Wells Fargo Health Care	—	—	24,524,402	—	—	—	(17,522,786)	2016
							(16,678,678)	2017

							$(34,201,464)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010 no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 16 — U.S. TREASURY TEMPORARY GUARANTEE PROGRAM

Until September 18, 2009, Liquid Assets participated in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the “Program”). The Program guaranteed shareholders of Liquid Assets as of September 19, 2008 that in the event of a liquidation of Liquid Assets that they would receive the lesser of: (1) the number of shares owned on September 19, 2008 multiplied by $1.00; or (2) the number of shares owned as of the time the U.S. Treasury Department’s obligation under the Program was triggered multiplied by $1.00. The U.S. Treasury Department’s obligation under the Program would have been triggered if Liquid Assets’ net asset value per share fell below $0.995 and certain conditions were met including the liquidation of Liquid Assets.

Coverage under the Program was limited to persons who were shareholders of Liquid Assets as of the close of business on September 19, 2008. Any increase in the number of shares held in an account after the close of business on September 19, 2008 would not have been guaranteed. If the number of shares held in an account fluctuates (even if the number of shares held in an account was reduced to zero), shareholders would have been covered for the lesser of the number of shares held as of the close of business on September 19, 2008 or the number of shares held at the time the U.S. Treasury Department’s obligation under the Program was triggered. If a shareholder closed his/her account with Liquid Assets or broker-dealer, any future investment in Liquid Assets was guaranteed.

Liquid Assets paid to participate in the Program for the initial three-month period, which expired on December 18, 2008. The fee of $58,632 for the initial three-month period was 0.015% of Liquid Assets’ net asset value on September 19, 2008 (the “Program

73

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 16 — U.S. TREASURY TEMPORARY GUARANTEE PROGRAM (continued)

Participation Payment”). On November 24, 2008, the U.S. Treasury Department announced that it would extend the Program from December 19, 2008 through April 30, 2009. The Board approved Liquid Assets’ continued participation in the Program and Liquid Assets paid the fee of $85,994 to extend its participation until April 30, 2009 based on 0.022% of Liquid Assets’ net asset value on September 19, 2008. On March 31, 2009, the U.S. Treasury Department announced that it would extend the Program through September 18, 2009. Liquid Assets paid to extend its participation in the Program through September 18, 2009, and the Board approved Liquid Assets’ continued participation in the Program for a fee of $89,902 based on 0.022% of Liquid Assets’ net asset value on September 19, 2008. The Program was not extended beyond September 18, 2009. The Board determined that the Program Participation Payment, and the payments for participating in the extensions of the Program, are extraordinary expenses that will not be subject to any expense limitation agreement currently in effect for Liquid Assets.

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2010, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Short-Term		Long-Term	Payable	Record
	Income	Capital Gains		Capital Gains	Date	Date

Clarion Global Real Estate
Class ADV	$0.8638	$—		$—	July 15, 2010	July 13, 2010
Class I	$0.8638	$—		$—	July 15, 2010	July 13, 2010
Class S	$0.8431	$—		$—	July 15, 2010	July 13, 2010
Class S2	$0.8312	$—		$—	July 15, 2010	July 13, 2010

FMRSM Diversified Mid Cap
Class ADV	$0.0055	$—		$—	July 15, 2010	July 13, 2010
Class I	$0.0057	$—		$—	July 15, 2010	July 13, 2010
Class S	$0.0056	$—		$—	July 15, 2010	July 13, 2010
Class S2	$0.0055	$—		$—	July 15, 2010	July 13, 2010

Global Resources
Class ADV	$0.1841	$—		$—	July 15, 2010	July 13, 2010
Class I	$0.2150	$—		$—	July 15, 2010	July 13, 2010
Class S	$0.1714	$—		$—	July 15, 2010	July 13, 2010
Class S2	$0.1502	$—		$—	July 15, 2010	July 13, 2010

JPMorgan Emerging Markets Equity
Class ADV	$0.1229	$—		$1.2195	July 15, 2010	July 13, 2010
Class I	$0.1608	$—		$1.2195	July 15, 2010	July 13, 2010
Class S	$0.1132	$—		$1.2195	July 15, 2010	July 13, 2010
Class S2	$0.0910	$—		$1.2195	July 15, 2010	July 13, 2010

Liquid Assets
Class I	$—	$0.0000	*	$—	July 15, 2010	July 13, 2010
Class S	$—	$0.0000	*	$—	July 15, 2010	July 13, 2010
Class S2	$—	$0.0000	*	$—	July 15, 2010	July 13, 2010
Class I	$0.0001	$—		$—	August 2, 2010	Daily
Class S	$—	$—		$—	August 2, 2010	Daily
Class S2	$—	$—		$—	August 2, 2010	Daily

Marsico Growth
Class ADV	$0.0454	$—		$—	July 15, 2010	July 13, 2010
Class I	$0.1161	$—		$—	July 15, 2010	July 13, 2010
Class S	$0.0830	$—		$—	July 15, 2010	July 13, 2010
Class S2	$0.0633	$—		$—	July 15, 2010	July 13, 2010

Marsico International Opportunities
Class ADV	$0.1096	$—		$—	July 15, 2010	July 13, 2010
Class I	$0.1808	$—		$—	July 15, 2010	July 13, 2010
Class S	$0.1541	$—		$—	July 15, 2010	July 13, 2010
Class S2	$0.1808	$—		$—	July 15, 2010	July 13, 2010

74

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

MFS Total Return
Class ADV	$0.0636	$—	$—	July 15, 2010	July 13, 2010
Class I	$0.0640	$—	$—	July 15, 2010	July 13, 2010
Class S	$0.0638	$—	$—	July 15, 2010	July 13, 2010
Class S2	$0.0637	$—	$—	July 15, 2010	July 13, 2010

Morgan Stanley Global Franchise
Class ADV	$0.0860	$—	$—	July 15, 2010	July 13, 2010
Class I	$0.0865	$—	$—	July 15, 2010	July 13, 2010
Class S	$0.0590	$—	$—	July 15, 2010	July 13, 2010
Class S2	$0.0402	$—	$—	July 15, 2010	July 13, 2010
Morgan Stanley Global Tactical Asset Allocation
Class ADV	$0.0008	$0.0380	$0.0455	July 15, 2010	July 13, 2010
Class S	$0.0007	$0.0380	$0.0455	July 15, 2010	July 13, 2010

PIMCO Total Return Bond
Class ADV	$0.6048	$0.3353	$0.0282	July 15, 2010	July 13, 2010
Class I	$0.6048	$0.3353	$0.0282	July 15, 2010	July 13, 2010
Class S	$0.5792	$0.3353	$0.0282	July 15, 2010	July 13, 2010
Class S2	$0.5591	$0.3353	$0.0282	July 15, 2010	July 13, 2010

Pioneer Mid Cap Value
Class ADV	$0.0238	$—	$—	July 15, 2010	July 13, 2010
Class I	$0.0239	$—	$—	July 15, 2010	July 13, 2010
Class S	$0.0238	$—	$—	July 15, 2010	July 13, 2010
Class S2	$0.0234	$—	$—	July 15, 2010	July 13, 2010

T. Rowe Price Capital Appreciation
Class ADV	$0.1042	$—	$—	July 15, 2010	July 13, 2010
Class I	$0.1047	$—	$—	July 15, 2010	July 13, 2010
Class S	$0.1044	$—	$—	July 15, 2010	July 13, 2010
Class S2	$0.1042	$—	$—	July 15, 2010	July 13, 2010

T. Rowe Price Equity Income
Class ADV	$0.0305	$—	$—	July 15, 2010	July 13, 2010
Class I	$0.0308	$—	$—	July 15, 2010	July 13, 2010
Class S	$0.0307	$—	$—	July 15, 2010	July 13, 2010
Class S2	$0.0306	$—	$—	July 15, 2010	July 13, 2010

Van Kampen Growth and Income
Class ADV	$0.0492	$—	$—	July 15, 2010	July 13, 2010
Class I	$0.0496	$—	$—	July 15, 2010	July 13, 2010
Class S	$0.0493	$—	$—	July 15, 2010	July 13, 2010
Class S2	$0.0492	$—	$—	July 15, 2010	July 13, 2010

* Amounts distributed round to $0.0000.

Based on Board approval on July 15, 2010 to become retroactively effective June 1, 2010, DSL has contractually agreed to waive a portion of the advisory fee for T. Rowe Price Equity Income based on the aggregated net assets of T. Rowe Price Equity Income and ING T. Rowe Price Growth Equity Portfolio, which is not included in this report.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

75

SUMMARY PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2010 (Unaudited)

Country Allocation as of June 30, 2010
(as a percent of net assets)

United Kingdom	12.2%

Japan	9.7%

Switzerland	7.2%

Germany	6.8%

Netherlands	6.2%

United States	6.1%

Canada	5.8%

Russia	5.8%

France	4.9%

Taiwan	3.2%

India	2.8%

Hong Kong	2.5%

Countries between 1.5% – 2.2%(1)	12.2%

Countries less than 1.5%(2)	13.0%

Other Assets and Liabilities – Net*	1.6%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

(1) Includes seven countries, which each represents 1.5% – 2.2% of net assets.

(2) Includes twenty four countries, which each represents less than 1.5% of net assets.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 91.2%

		Australia: 1.2%
2,339,786		Macquarie Airports Management Ltd.	$5,243,876	0.6

		Other Securities	5,155,021	0.6

			10,398,897	1.2

		Austria: 1.4%
302,017	S	Erste Bank der Oesterreichischen Sparkassen AG	9,582,489	1.1

		Other Securities	2,940,414	0.3

			12,522,903	1.4

		Belgium: 0.3%
		Other Securities	2,676,952	0.3

		Brazil: 1.1%
444,331	@	Hypermarcas SA	5,698,760	0.6

		Other Securities	4,241,704	0.5

			9,940,464	1.1

		Canada: 5.8%
323,567		Barrick Gold Corp.	14,686,729	1.7

116,776		GoldCorp, Inc.	5,112,892	0.6

		Other Securities	31,472,524	3.5

			51,272,145	5.8

		China: 2.0%
		Other Securities	17,654,044	2.0

		Czech Republic: 1.7%
92,092	S	Komercni Banka A/S	14,745,095	1.7

See Accompanying Notes to Financial Statements

76

SUMMARY PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Denmark: 0.8%
68,745		Novo-Nordisk A/S	$5,554,097	0.6

		Other Securities	1,858,693	0.2

			7,412,790	0.8

		Finland: 1.1%
		Other Securities	9,629,544	1.1

		France: 4.9%
180,989		Groupe Danone	9,702,877	1.1

49,412	S	LVMH Moet Hennessy Louis Vuitton S.A.	5,378,157	0.6

104,394		Sanofi-Aventis	6,287,383	0.7

		Other Securities	22,363,636	2.5

			43,732,053	4.9

		Germany: 6.3%
126,284	@	DaimlerChrysler AG	6,388,154	0.7

277,164	S,L	Fraport AG Frankfurt Airport Services Worldwide	11,787,470	1.4

95,730		Fresenius AG	6,346,131	0.7

75,106	S	MAN AG	6,191,904	0.7

		Other Securities	24,675,479	2.8

			55,389,138	6.3

		Greece: 0.3%
		Other Securities	2,986,475	0.3

		Hong Kong: 2.5%
1,433,000		China Mengniu Dairy Co., Ltd.	4,644,637	0.5

2,562,000		China Resources Enterprise	9,431,857	1.1

		Other Securities	7,642,762	0.9

			21,719,256	2.5

		Hungary: 0.8%
342,695	@,L	OTP Bank Nyrt	6,909,537	0.8

		India: 2.8%
325,845		ICICI Bank Ltd.	5,959,485	0.7

161,609		Larsen & Toubro Ltd.	6,250,649	0.7

		Other Securities	12,321,608	1.4

			24,531,742	2.8

		Indonesia: 0.2%
		Other Securities	1,492,635	0.2

		Ireland: 0.4%
		Other Securities	3,294,358	0.4

See Accompanying Notes to Financial Statements

77

SUMMARY PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Israel: 0.5%
		Other Securities	$4,531,812	0.5

		Italy: 0.8%
		Other Securities	7,352,430	0.8

		Japan: 9.7%
246,620		Honda Motor Co., Ltd.	7,243,931	0.8

17,000		Nintendo Co., Ltd.	4,991,357	0.6

		Other Securities	73,957,969	8.3

			86,193,257	9.7

		Kenya: 0.1%
		Other Securities	1,167,950	0.1

		Lebanon: 0.3%
102,506	#	Solidere GDR	2,262,307	0.3

		Luxembourg: 0.6%
		Other Securities	5,477,966	0.6

		Macau: 0.1%
		Other Securities	1,326,043	0.1

		Mexico: 1.5%
140,648		Fomento Economico Mexicano SA de CV ADR	6,068,961	0.8
155,978	@	Fomento Economico Mexicano SA de CV ADR	674,177

		Other Securities	6,415,898	0.7

			13,159,036	1.5

		Netherlands: 6.2%
366,740		Royal Dutch Shell PLC	9,219,006	1.8
269,181		Royal Dutch Shell PLC – Class A	6,793,061

365,964		Royal KPN NV	4,664,776	0.5

213,193		TNT NV	5,369,726	0.6

468,448	S	Unilever NV	12,792,974	1.5

		Other Securities	16,309,124	1.8

			55,148,667	6.2

		Nigeria: 0.2%
		Other Securities	1,569,051	0.2

		Norway: 1.1%
284,553		Statoil ASA	5,481,864	0.6

		Other Securities	4,619,359	0.5

			10,101,223	1.1

See Accompanying Notes to Financial Statements

78

SUMMARY PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Papua New Guinea: 0.2%
		Other Securities	$1,930,729	0.2

		Poland: 1.5%
136,145		Bank Pekao S.A.	6,208,796	0.7

589,463		Powszechna Kasa Oszczednosci Bank Polski S.A.	6,287,457	0.7

		Other Securities	945,394	0.1

			13,441,647	1.5

		Portugal: 0.2%
		Other Securities	1,796,859	0.2

		Romania: 0.2%
		Other Securities	1,512,949	0.2

		Russia: 5.7%
76,599	@,S	Pharmstandard	5,591,727	1.1
177,500	@,S	Pharmstandard – Reg S GDR	3,863,658

6,141,676		Sberbank of Russian Federation	14,985,682	1.7

		Other Securities	25,896,729	2.9

			50,337,796	5.7

		South Africa: 2.2%
		Other Securities	19,227,318	2.2

		South Korea: 1.7%
55,508		Hyundai Motor Co.	6,494,922	0.7

		Other Securities	8,646,015	1.0

			15,140,937	1.7

		Spain: 0.2%
		Other Securities	1,655,365	0.2

		Sweden: 1.1%
		Other Securities	9,450,809	1.1

		Switzerland: 7.2%
229,925		Nestle S.A.	11,086,715	1.3

328,189		Novartis AG	15,905,065	1.8

60,078		Roche Holding AG – Genusschein	8,269,239	0.9

23,301		Syngenta AG	5,382,905	0.6

		Other Securities	23,301,940	2.6

			63,945,864	7.2

See Accompanying Notes to Financial Statements

79

SUMMARY PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Taiwan: 3.2%
2,060,000		Acer, Inc.	$4,780,774	0.6

549,000		High Tech Computer Corp.	7,290,779	0.8

2,226,000	@	HON HAI Precision Industry Co., Ltd.	7,802,514	0.9

2,925,000		Taiwan Semiconductor Manufacturing Co., Ltd.	5,466,953	0.6

		Other Securities	2,515,785	0.3

			27,856,805	3.2

		Thailand: 0.2%
		Other Securities	1,966,081	0.2

		Ukraine: 0.7%
		Other Securities	6,379,895	0.7

		United Kingdom: 12.2%
353,124		BHP Billiton PLC	9,155,980	1.0

760,021		GlaxoSmithKline PLC	12,905,800	1.5

293,741		Imperial Tobacco Group PLC	8,207,316	0.9

6,805,203	@,S	Lloyds TSB Group PLC	5,372,481	0.6

241,160		Reckitt Benckiser PLC	11,217,388	1.3

257,395		Rio Tinto PLC	11,303,331	1.3

219,641		Rolls Royce Group PLC	1,833,295	0.2
15,487,920	@,I	Rolls-Royce Group PLC – C Shares	23,140

3,860,097	S	Vodafone Group PLC	7,953,692	0.9

		Other Securities	39,554,288	4.5

			107,526,711	12.2
		Total Common Stock (Cost $884,489,311)	806,767,535	91.2

EXCHANGE-TRADED FUNDS: 6.1%

		United States: 6.1%
430,894	L	Market Vectors – Gold Miners ETF	22,389,252	2.5

259,158		SPDR Gold Trust	31,534,345	3.6

		Total Exchange-Traded Funds (Cost $51,584,797)	53,923,597	6.1

PREFERRED STOCK: 1.1%

		Brazil: 0.5%
		Other Securities	4,211,544	0.5

		Germany: 0.5%
		Other Securities	4,178,567	0.5

		Russia: 0.1%
		Other Securities	813,350	0.1

		Total Preferred Stock (Cost $9,356,010)	9,203,461	1.1

See Accompanying Notes to Financial Statements

80

SUMMARY PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

WARRANTS: 0.0%

		Luxembourg: 0.0%
		Other Securities	$212,111	0.0

		Total Warrants (Cost $224,647)	212,111	0.0

		Total Long-Term Investments (Cost $945,654,765)	870,106,704	98.4

SHORT-TERM INVESTMENTS: 4.9%

		Securities Lending CollateralCC: 4.9%
41,388,571		BNY Mellon Overnight Government Fund(1)	41,388,571	4.7

2,461,775	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,969,420	0.2

		Total Short-Term Investments (Cost $43,850,346)	43,357,991	4.9

		Total Investments in Securities (Cost $989,505,111)*	$913,464,695	103.3
		Other Assets and Liabilities - Net	(29,240,441)	(3.3)

		Net Assets	$884,224,254	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

	*	Cost for federal income tax purposes is $1,008,551,790.

		Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$27,363,406
Gross Unrealized Depreciation	(122,450,501)

Net Unrealized Depreciation	$(95,087,095)

See Accompanying Notes to Financial Statements

81

SUMMARY PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Consumer Discretionary	8.2%
Consumer Staples	16.2
Energy	6.4
Financials	16.4
Health Care	10.2
Industrials	11.8
Information Technology	5.5
Materials	12.7
Telecommunication Services	3.2
Utilities	1.7
Other Long-Term Investments	6.1
Short-Term Investments	4.9
Other Assets and Liabilities - Net	(3.3)

Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Australia	$—	$10,398,897	$—	$10,398,897
Austria	—	12,522,903	—	12,522,903
Belgium	—	2,676,952	—	2,676,952
Brazil	9,940,464	—	—	9,940,464
Canada	51,272,145	—	—	51,272,145
China	1,915,018	15,739,026	—	17,654,044
Czech Republic	—	14,745,095	—	14,745,095
Denmark	—	7,412,790	—	7,412,790
Finland	—	9,629,544	—	9,629,544
France	—	43,732,053	—	43,732,053
Germany	—	55,389,138	—	55,389,138
Greece	—	2,986,475	—	2,986,475
Hong Kong	—	21,719,256	—	21,719,256
Hungary	—	6,909,537	—	6,909,537
India	456,951	24,074,791	—	24,531,742
Indonesia	—	1,492,635	—	1,492,635
Ireland	—	3,294,358	—	3,294,358
Israel	4,531,812	—	—	4,531,812
Italy	—	7,352,430	—	7,352,430
Japan	7,243,931	78,949,326	—	86,193,257
Kenya	1,167,950	—	—	1,167,950
Lebanon	2,262,307	—	—	2,262,307
Luxembourg	323,723	5,154,243	—	5,477,966
Macau	—	1,326,043	—	1,326,043
Mexico	13,159,036	—	—	13,159,036
Netherlands	—	55,148,667	—	55,148,667
Nigeria	1,569,051	—	—	1,569,051
Norway	—	10,101,223	—	10,101,223
Papua New Guinea	—	1,930,729	—	1,930,729
Poland	—	13,441,647	—	13,441,647
Portugal	—	1,796,859	—	1,796,859
Romania	—	1,512,949	—	1,512,949
Russia	31,899,696	18,438,100	—	50,337,796
South Africa	—	19,227,318	—	19,227,318
South Korea	—	15,140,937	—	15,140,937
Spain	754,746	900,619	—	1,655,365
Sweden	—	9,450,809	—	9,450,809
Switzerland	1,352,916	62,592,948	—	63,945,864
Taiwan	640,742	27,216,063	—	27,856,805
Thailand	—	1,966,081	—	1,966,081
Ukraine	—	6,379,895	—	6,379,895
United Kingdom	—	107,526,711	—	107,526,711

Total Common Stock	128,490,488	678,277,047	—	806,767,535

See Accompanying Notes to Financial Statements

82
SUMMARY PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2010 (Unaudited) (continued)

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Exchange-Traded Funds	$53,923,597	$—	$—	$53,923,597
Preferred Stock	5,024,894	4,178,567	—	9,203,461
Warrants	—	212,111	—	212,111
Short-Term Investments	41,388,571	—	1,969,420	43,357,991

Total Investments, at value	$228,827,550	$682,667,725	$1,969,420	$913,464,695

Other Financial Instruments+:
Forward foreign currency contracts	—	2,770,494	—	2,770,494
Equity forward contracts	—	258,172	—	258,172

Total Assets	$228,827,550	$685,696,391	$1,969,420	$916,493,361

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(3,171,773)	$—	$(3,171,773)

Total Liabilities	$—	$(3,171,773)	$—	$(3,171,773)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Short-Term Investments	$1,969,420	$—	$—	$—	$—	$—	$—	$—	$1,969,420

Total Investments, at value	$1,969,420	$—	$—	$—	$—	$—	$—	$—	$1,969,420

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

ING Artio Foreign Portfolio Open OTC Equity Forward Contracts on June 30, 2010:

					Unrealized
	Number	Expiration		Market	Appreciation/
Contract Description	of Contracts	Date	Position	Value	(Depreciation)

Russian Depository Index	1,960	06/10/13	Short	$2,879,299	$110,589
Counterparty: Credit Suisse International
RTS Index Future	2,601	09/15/10	Short	6,839,329	147,583
Counterparty: Credit Suisse International

				$9,718,628	$258,172

See Accompanying Notes to Financial Statements

83

SUMMARY PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2010 (Unaudited) (continued)

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Artio Foreign Portfolio:

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For	Value	(Depreciation)

Canadian Dollar	CAD 4,107,533	BUY	09/16/10	$4,002,507	$3,856,389	$(146,118)
Canadian Dollar	CAD 4,108,114	BUY	09/16/10	3,966,452	3,856,935	(109,517)
EU Euro	EUR 3,516,669	BUY	12/16/10	4,267,021	4,304,480	37,459
British Pound	GBP 12,812,003	BUY	09/15/10	19,040,686	19,141,657	100,971
Japanese Yen	JPY 1,684,175,917	BUY	09/15/10	18,377,870	19,073,853	695,983
Japanese Yen	JPY 1,120,807,183	BUY	09/16/10	12,270,850	12,693,762	422,912

						$1,001,690

Czech Koruna	CZK 27,052,065	SELL	09/08/10	$1,249,778	$1,286,158	$(36,380)
Czech Koruna	CZK 21,738,858	SELL	09/15/10	1,095,019	1,033,531	61,488
Czech Koruna	CZK 185,267,220	SELL	09/15/10	8,991,372	8,808,167	183,205
Czech Koruna	CZK 32,219,909	SELL	09/16/10	1,498,391	1,531,829	(33,438)
Czech Koruna	CZK 94,463,402	SELL	09/16/10	4,444,531	4,491,067	(46,536)
Czech Koruna	CZK 149,243,602	SELL	12/08/10	6,943,210	7,095,576	(152,366)
Czech Koruna	CZK 30,248,094	SELL	12/08/10	1,388,667	1,438,103	(49,436)
Czech Koruna	CZK 62,941,217	SELL	12/16/10	2,999,772	2,992,465	7,307
Czech Koruna	CZK 104,147,825	SELL	12/16/10	4,774,751	4,951,584	(176,833)
EU Euro	EUR 14,934,370	SELL	09/15/10	17,930,056	18,270,496	(340,440)
EU Euro	EUR 15,951,845	SELL	09/16/10	19,490,044	19,515,396	(25,352)
EU Euro	EUR 5,303,356	SELL	09/16/10	6,489,584	6,488,095	1,489
EU Euro	EUR 10,564,948	SELL	09/16/10	12,737,630	12,925,097	(187,467)
EU Euro	EUR 2,612,408	SELL	12/16/10	3,120,052	3,197,645	(77,593)
EU Euro	EUR 7,562,968	SELL	12/16/10	9,046,293	9,257,239	(210,946)
EU Euro	EUR 10,063,431	SELL	12/16/10	12,125,730	12,317,859	(192,129)
British Pound	GBP 12,812,003	SELL	09/15/10	18,829,032	19,141,657	(312,625)
British Pound	GBP 3,291,076	SELL	09/15/10	4,725,688	4,917,002	(191,314)
British Pound	GBP 12,432,326	SELL	09/15/10	18,009,903	18,574,406	(564,503)
British Pound	GBP 1,378,186	SELL	09/16/10	2,004,103	2,059,065	(54,962)
British Pound	GBP 2,025,133	SELL	09/16/10	2,967,249	3,025,631	(58,382)
Hungarian Forint	HUF 1,247,360,958	SELL	09/15/10	5,821,445	5,300,931	520,514
Hungarian Forint	HUF 341,186,835	SELL	09/15/10	1,523,020	1,449,947	73,073
Polish Zloty	PLN 20,248,302	SELL	09/15/10	6,556,880	5,937,989	618,891
Polish Zloty	PLN 4,568,068	SELL	09/15/10	1,386,827	1,339,625	47,202
Swedish Krona	SEK 27,057,843	SELL	09/16/10	3,384,473	3,470,009	(85,536)
Swedish Krona	SEK 10,863,245	SELL	09/16/10	1,371,622	1,393,147	(21,525)
South African Rand	ZAR 17,253,995	SELL	09/15/10	2,119,590	2,217,965	(98,375)

						$(1,402,969)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,770,494
Equity contracts	Net Assets — Unrealized appreciation*	258,172

Total Asset Derivatives		$3,028,666

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$3,171,773

Total Liability Derivatives		$3,171,773

*	Includes cumulative appreciation/depreciation of OTC equity forward contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements

84

SUMMARY PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2010 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss)
	on Derivatives Recognized in Income
	Foreign
Derivatives not accounted for	Currency
as hedging instruments	Related
under FASB ASC 815	Transactions*	Futures	Total

Equity contracts	$—	$(85,105)	$(85,105)
Foreign exchange contracts	13,336,499	—	13,336,499

Total	$13,336,499	$(85,105)	$13,251,394

	Change in Unrealized
	Appreciation or (Depreciation)
	on Derivatives Recognized in Income
	Foreign
Derivatives not accounted for	Currency
as hedging instruments	Related
under FASB ASC 815	Transactions*	Futures	Total

Equity contracts	$—	$258,172	$258,172
Foreign exchange contracts	201,371	—	201,371

Total	$201,371	$258,172	$459,543

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

85

SUMMARY PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio
as of June 30, 2010 (Unaudited)

Country Allocation as of June 30, 2010
(as a percent of net assets)

United States	42.6%

Hong Kong	14.7%

Japan	12.7%

Australia	12.2%

United Kingdom	6.1%

Singapore	3.1%

Canada	2.8%

France	1.6%

Sweden	0.9%

Norway	0.7%

Switzerland	0.5%

Other Assets and Liabilities – Net*	2.1%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 30.8%

		Australia: 0.5%
		Other Securities	$1,791,366	0.5

		Canada: 1.1%
283,000		Brookfield Properties Co.	3,973,320	1.1

		Hong Kong: 14.0%
952,470		Cheung Kong Holdings Ltd.	10,992,247	3.2

496,000		Hang Lung Group Ltd.	2,673,026	0.8

910,700		Hang Lung Properties Ltd.	3,483,379	1.0

1,092,500	L	Hongkong Land Holdings Ltd.	5,400,249	1.6

1,601,400		Sun Hung Kai Properties Ltd.	21,900,708	6.4

		Other Securities	3,645,868	1.0

			48,095,477	14.0

		Japan: 9.3%
326,700		Daiwa House Industry Co., Ltd.	2,939,045	0.9

970,057		Mitsubishi Estate Co., Ltd.	13,504,816	3.9

470,382		Mitsui Fudosan Co., Ltd.	6,546,998	1.9

439,968		Sumitomo Realty & Development Co., Ltd.	7,475,907	2.2

		Other Securities	1,529,936	0.4

			31,996,702	9.3

		Norway: 0.7%
		Other Securities	2,286,863	0.7

		Singapore: 1.0%
		Other Securities	3,638,694	1.0

		Sweden: 0.9%
		Other Securities	3,218,641	0.9

See Accompanying Notes to Financial Statements

86

SUMMARY PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Switzerland: 0.5%
		Other Securities	$1,800,267	0.5

		United Kingdom: 0.8%
		Other Securities	2,685,874	0.8

		United States: 2.0%
101,400		Starwood Hotels & Resorts Worldwide, Inc.	4,201,002	1.2

		Other Securities	2,559,210	0.8

			6,760,212	2.0
		Total Common Stock (Cost $102,307,304 )	106,247,416	30.8

REAL ESTATE INVESTMENT TRUSTS: 66.1%

		Australia: 10.7%
6,206,871		Dexus Property Group	3,982,826	1.1

1,585,440		GPT Group	3,701,765	1.1

10,481,700		Macquarie Goodman Group	5,543,893	1.6

1,399,820		Stockland	4,344,509	1.3

1,496,320		Westfield Group	15,205,266	4.4

		Other Securities	4,145,144	1.2

			36,923,403	10.7

		Canada: 1.7%
162,000	L	RioCan Real Estate Investment Trust	2,897,450	0.8

		Other Securities	3,034,857	0.9

			5,932,307	1.7

		France: 1.6%
16,259		Unibail	2,649,932	0.8

		Other Securities	2,673,899	0.8

			5,323,831	1.6

		Hong Kong: 0.7%
		Other Securities	2,358,789	0.7

		Japan: 3.4%
479		Japan Real Estate Investment Corp.	3,901,742	1.1

		Other Securities	7,733,411	2.3

			11,635,153	3.4

		Singapore: 2.1%
2,298,879		CapitaMall Trust	2,997,094	0.9

		Other Securities	4,351,832	1.2

			7,348,926	2.1

See Accompanying Notes to Financial Statements

87

SUMMARY PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		United Kingdom: 5.3%
661,845		British Land Co. PLC	$4,275,143	1.3

164,220		Derwent Valley Holdings PLC	3,053,431	0.9

793,773		Land Securities Group PLC	6,569,069	1.9

		Other Securities	4,261,834	1.2

			18,159,477	5.3

		United States: 40.6%
60,600		Alexandria Real Estate Equities, Inc.	3,840,222	1.1

147,600		AMB Property Corp.	3,499,596	1.0

188,200		Apartment Investment & Management Co.	3,645,435	1.1

66,225		AvalonBay Communities, Inc.	6,183,428	1.8

83,100		Boston Properties, Inc.	5,928,354	1.7

91,700		BRE Properties, Inc.	3,386,481	1.0

67,800		Camden Property Trust	2,769,630	0.8

317,300		Developers Diversified Realty Corp.	3,141,270	0.9

47,400	L	Digital Realty Trust, Inc.	2,734,032	0.8

235,900		Equity Residential	9,822,876	2.8

56,400		Federal Realty Investment Trust	3,963,228	1.1

605,121		Host Hotels & Resorts, Inc.	8,157,031	2.4

179,100		Liberty Property Trust	5,167,035	1.5

257,965		Macerich Co.	9,627,250	2.8

140,000		Nationwide Health Properties, Inc.	5,007,800	1.5

272,500		Prologis	2,760,425	0.8

124,100		Regency Centers Corp.	4,269,040	1.2

166,761		Simon Property Group, Inc.	13,465,951	3.9

79,400		SL Green Realty Corp.	4,370,176	1.3

71,500		Tanger Factory Outlet Centers, Inc.	2,958,670	0.9

76,600		Taubman Centers, Inc.	2,882,458	0.8

246,375		UDR, Inc.	4,713,154	1.4

134,700		Ventas, Inc.	6,324,165	1.8

149,131		Vornado Realty Trust	10,879,106	3.2

		Other Securities	10,287,001	3.0

			139,783,814	40.6
		Total Real Estate Investment Trusts (Cost $183,080,945)	227,465,700	66.1

MUTUAL FUNDS: 1.0%

		Australia: 1.0%
6,993,500	**	ING Office Fund	3,376,189	1.0

		Total Mutual Funds (Cost $3,719,785)	3,376,189	1.0

See Accompanying Notes to Financial Statements

88

SUMMARY PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

WARRANTS: 0.0%

		Hong Kong: 0.0%
		Other Securities	$18,433	0.0

		Total Warrants (Cost $-)	18,433	0.0

		Total Long-Term Investments (Cost $289,108,034)	337,107,738	97.9

SHORT-TERM INVESTMENTS: 4.5%

		Affiliated Mutual Fund: 1.8%
5,984,287		ING Institutional Prime Money Market Fund – Class I	5,984,287	1.8

		Total Mutual Fund (Cost $5,984,287)	5,984,287	1.8

		Securities Lending CollateralCC: 2.7%
9,044,175		BNY Mellon Overnight Government Fund(1)	9,044,175	2.6

372,743	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	298,194	0.1

		Total Securities Lending Collateral (Cost $9,416,918)	9,342,369	2.7

		Total Short-Term Investments (Cost $15,401,205)	15,326,656	4.5

		Total Investments in Securities (Cost $304,509,239)*	$352,434,394	102.4
		Other Assets and Liabilities - Net	(8,121,478)	(2.4)

		Net Assets	$344,312,916	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $364,792,771.

		Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$48,172,814
Gross Unrealized Depreciation	(60,531,191)

Net Unrealized Depreciation	$(12,358,377)

See Accompanying Notes to Financial Statements

89

SUMMARY PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio
as of June 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Affiliated Investment Companies	1.0%
Consumer Discretionary	1.9
Financials	95.0
Short-Term Investments	4.5
Other Assets and Liabilities - Net	(2.4)

Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Australia	$—	$1,791,366	$—	$1,791,366
Canada	3,973,320	—	—	3,973,320
Hong Kong	—	48,095,477	—	48,095,477
Japan	—	31,996,702	—	31,996,702
Norway	—	2,286,863	—	2,286,863
Singapore	—	3,638,694	—	3,638,694
Sweden	—	3,218,641	—	3,218,641
Switzerland	1,800,267	—	—	1,800,267
United Kingdom	—	2,685,874	—	2,685,874
United States	6,760,212	—	—	6,760,212

Total Common Stock	12,533,799	93,713,617	—	106,247,416

Real Estate Investment Trusts	145,716,121	81,749,579	—	227,465,700
Mutual Funds	—	3,376,189	—	3,376,189
Warrants	18,433	—	—	18,433
Short-Term Investments	15,028,462	—	298,194	15,326,656

Total Investments, at value	$173,296,815	$178,839,385	$298,194	$352,434,394

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Short-Term Investments	$298,194	$—	$—	$—	$—	$—	$—	$—	$298,194

Total Investments, at value	$298,194	$—	$—	$—	$—	$—	$—	$—	$298,194

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

90

SUMMARY PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio
as of June 30, 2010 (Unaudited)

Industry Allocation as of June 30, 2010
(as a percent of net assets)

Consumer Discretionary	24.3%

Information Technology	20.4%

Health Care	19.3%

Financials	11.3%

Materials	9.5%

Energy	6.2%

Consumer Staples	4.7%

Industrials	4.1%

Utilities	0.2%

Telecommunication Services	0.0%

Other Assets and Liabilities – Net*	0.0%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 100.0%

		Consumer Discretionary: 24.3%
1,071,951		Advance Auto Parts, Inc.	$53,790,501	5.0

487,940	@,L	Bridgepoint Education, Inc.	7,714,331	0.7

229,559	@,L	Fuel Systems Solutions, Inc.	5,957,056	0.5

966,239		Hasbro, Inc.	39,712,423	3.7

768,693	@,L	NetFlix, Inc.	83,518,494	7.7

240,964		Ross Stores, Inc.	12,840,972	1.2

1,419,136	@,L	Sally Beauty Holdings, Inc.	11,636,915	1.1

144,909		TJX Cos., Inc.	6,078,933	0.6

518,633		Walt Disney Co.	16,336,940	1.5

		Other Securities	25,125,564	2.3

			262,712,129	24.3

		Consumer Staples: 4.7%
477,900		Kroger Co.	9,409,851	0.9

200,310		Molson Coors Brewing Co.	8,485,132	0.8

239,404		Wal-Mart Stores, Inc.	11,508,150	1.1

10,519,000	L	Want Want China Holdings Ltd.	8,829,888	0.8

		Other Securities	12,509,940	1.1

			50,742,961	4.7

		Energy: 6.2%
209,918	@	Dresser-Rand Group, Inc.	6,622,913	0.6

340,284		Ensco International PLC ADR	13,366,356	1.2

868,825	@	Nabors Industries Ltd.	15,308,697	1.4

1,421,535		Patterson-UTI Energy, Inc.	18,295,155	1.7

		Other Securities	13,533,507	1.3

			67,126,628	6.2

		Financials: 11.3%
257,518		Chubb Corp.	12,878,475	1.2

1,726,742		Old Republic International Corp.	20,945,380	1.9

353,736		Progressive Corp.	6,621,938	0.6

355,316		Protective Life Corp.	7,600,209	0.7

See Accompanying Notes to Financial Statements

91

SUMMARY PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Financials (continued)

593,941		Reinsurance Group of America, Inc.	$27,149,043	2.5

1,244,989		Union Bank of India	8,263,311	0.8

		Other Securities	38,567,175	3.6

			122,025,531	11.3

		Health Care: 19.3%
1,296,693	@,L	Allscripts Healthcare Solutions, Inc.	20,876,757	1.9

217,562	@,L	AMAG Pharmaceuticals, Inc.	7,473,255	0.7

437,639	@,L	Athenahealth, Inc.	11,435,507	1.1

527,337	@	Cerner Corp.	40,019,605	3.7

437,155	@,L	Eclipsys Corp.	7,798,845	0.7

222,152	@	Edwards Lifesciences Corp.	12,444,955	1.2

289,580	@	Kinetic Concepts, Inc.	10,572,566	1.0

92,896	@	Laboratory Corp. of America Holdings	6,999,714	0.6

273,576	@	Thermo Fisher Scientific, Inc.	13,418,903	1.2

905,631	@	Vertex Pharmaceuticals, Inc.	29,795,260	2.8

		Other Securities	47,374,638	4.4

			208,210,005	19.3

		Industrials: 4.1%
359,732	@	AGCO Corp.	9,701,972	0.9

634,713	@,L	Mastec, Inc.	5,966,302	0.6

50,600	@,I,X	Uzel Makina Sanayii AS	12,463	0.0

		Other Securities	28,639,194	2.6

			44,319,931	4.1

		Information Technology: 20.4%
427,771		Altera Corp.	10,612,999	1.0

3,175,713	@	eBay, Inc.	62,275,726	5.8

448,077	L	Gemalto NV	16,862,876	1.6

555,319	@	Juniper Networks, Inc.	12,672,380	1.2

702,100	@	Longtop Financial Technologies Ltd. ADR	22,748,040	2.1

2,225,202	@	PMC — Sierra, Inc.	16,733,519	1.5

260,256	@,L	Shanda Interactive Entertainment Ltd. ADR	10,324,356	1.0

918,156	@,L	UbiSoft Entertainment	6,870,806	0.6

951,693		Xerox Corp.	7,651,612	0.7

		Other Securities	53,351,197	4.9

			220,103,511	20.4

		Materials: 9.5%
1,152,500		Eldorado Gold Corp. (Canadian Denominated Security)	20,656,334	2.0
26,000		Eldorado Gold Corp.	466,960

828,000		Iamgold Corp.	14,599,183	1.3

655,200		Kinross Gold Corp.	11,200,734	1.0

669,592		Newcrest Mining Ltd.	19,536,390	1.8

See Accompanying Notes to Financial Statements

92

SUMMARY PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio
as of June 30, 2010 (Unaudited) (continued)

					Percent of
Shares				Value	Net Assets

			Materials (continued)

	192,800		Newmont Mining Corp.	$11,903,472	1.1

			Other Securities	24,327,601	2.3

				102,690,674	9.5

			Telecommunication Services: 0.0%
			Other Securities	654,771	0.0

			Utilities: 0.2%
			Other Securities	2,123,694	0.2

			Total Common Stock (Cost $925,120,673)	1,080,709,835	100.0

WARRANTS: 0.0%

			Consumer Discretionary: 0.0%
			Other Securities	2,170	0.0

			Total Warrants (Cost $-)	2,170	0.0

Principal					Percent of
Amount				Value	Net Assets

CORPORATE BONDS/NOTES: 0.0%

			Consumer Staples: 0.0%
$			Other Securities	$21,760	0.0

			Total Corporate Bonds/Notes (Cost $16,991)	21,760	0.0

			Total Long-Term Investments (Cost $925,137,664)	1,080,733,765	100.0
					Percent of
Shares				Value	Net Assets

SHORT-TERM INVESTMENTS: 10.0%

			Securities Lending CollateralCC: 10.0%
	106,076,347		BNY Mellon Overnight Government Fund(1)	$106,076,347	9.8

	1,748,799	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,399,039	0.2

			Total Short-Term Investments (Cost $107,825,146)	107,475,386	10.0

			Total Investments in Securities (Cost $1,032,962,810)*	$1,188,209,151	110.0
			Other Assets and Liabilities - Net	(107,751,288)	(10.0)

			Net Assets	$1,080,457,863	100.0

See Accompanying Notes to Financial Statements

93

SUMMARY PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio
as of June 30, 2010 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $1,047,632,848.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$227,344,762
Gross Unrealized Depreciation	(86,768,459)

Net Unrealized Appreciation	$140,576,303

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$250,689,355	$12,022,774	$—	$262,712,129
Consumer Staples	39,735,174	11,007,787	—	50,742,961
Energy	67,126,628	—	—	67,126,628
Financials	96,152,692	25,872,839	—	122,025,531
Health Care	192,992,931	15,217,074	—	208,210,005
Industrials	28,594,896	15,712,572	12,463	44,319,931
Information Technology	173,993,137	46,110,374	—	220,103,511
Materials	81,154,179	21,536,495	—	102,690,674
Telecommunication Services	654,771	—	—	654,771
Utilities	2,123,694	—	—	2,123,694

Total Common Stock	933,217,457	147,479,915	12,463	1,080,709,835

Warrants	2,170	—	—	2,170
Corporate Bonds/Notes	—	21,760	—	21,760
Short-Term Investments	106,076,347	—	1,399,039	107,475,386

Total Investments, at value	$1,039,295,974	$147,501,675	$1,411,502	$1,188,209,151

See Accompanying Notes to Financial Statements

94

SUMMARY PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio
as of June 30, 2010 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Common Stock	$13,219	$—	$—	$—	$—	$(756)	$—	$—	$12,463
Short-Term Investments	1,399,039	—	—	—	—	—	—	—	1,399,039

Total Investments, at value	$1,412,258	$—	$—	$—	$—	$(756)	$—	$—	$1,411,502

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(756).

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

95

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio
as of June 30, 2010 (Unaudited)

Country Allocation as of June 30, 2010
(as a percent of net assets)

United States	59.8%

Canada	27.0%

Russia	2.4%

United Kingdom	1.9%

Netherlands	1.8%

China	1.2%

Bahamas	0.9%

Japan	0.9%

Thailand	0.8%

France	0.7%

Australia	0.4%

Other Assets and Liabilities – Net*	2.2%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 97.8%

		Australia: 0.4%
2,257,454	@	Australian Worldwide Exploration Ltd.	$3,322,729	0.4

		Bahamas: 0.9%
272,000		Teekay Shipping Corp.	7,118,240	0.9

		Canada: 27.0%
686,005		Barrick Gold Corp.	31,151,487	4.0

955,856		Canadian Natural Resources Ltd.	31,763,095	4.1

739,300	@	Centerra Gold, Inc.	8,139,210	1.0

160,800		Domtar Corp.	7,903,320	1.0

764,479		EnCana Corp.	23,194,293	3.0

384,794		GoldCorp, Inc.	16,873,217	2.2

942,692		Kinross Gold Corp.	16,110,606	2.1

1,434,500	@	Lundin Mining Corp.	4,056,028	0.5

938,229		Nexen, Inc.	18,454,964	2.4

1,337,639		Suncor Energy, Inc.	39,380,091	5.1

418,796		Teck Cominco Ltd. – Class B	12,387,986	1.6

			209,414,297	27.0

		China: 1.2%
11,108,784		China Petroleum & Chemical Corp.	8,960,677	1.2

		France: 0.7%
128,200		Total SA ADR	5,722,848	0.7

		Japan: 0.9%
1,244		Inpex Holdings, Inc.	6,899,862	0.9

		Netherlands: 1.8%
268,942		Royal Dutch Shell PLC ADR – Class A	13,506,267	1.8

See Accompanying Notes to Financial Statements

96

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Russia: 2.4%
186,692		Lukoil-Spon ADR	$9,614,638	1.2

491,034		OAO Gazprom ADR	9,236,350	1.2

			18,850,988	2.4

		Thailand: 0.8%
4,647,600		Thai Oil PCL	6,273,715	0.8

		United Kingdom: 1.9%
450,968	@	Anglo American PLC ADR	7,770,179	1.0

164,788		Rio Tinto PLC ADR	7,184,757	0.9

			14,954,936	1.9

		United States: 59.8%
304,549	@	Alpha Natural Resources, Inc.	10,315,075	1.3

124,200		Anadarko Petroleum Corp.	4,482,378	0.6

316,967		Apache Corp.	26,685,452	3.4

682,047		Arch Coal, Inc.	13,511,351	1.7

205,700	@	Bill Barrett Corp.	6,329,389	0.8

645,838	@	Cal Dive International, Inc.	3,778,152	0.5

145,984	@	Cameron International Corp.	4,747,400	0.6

524,879		Chevron Corp.	35,618,289	4.6

394,200	@,L	Coeur d’Alene Mines Corp.	6,220,476	0.8

287,000	@	Complete Production Services, Inc.	4,104,100	0.5

1,070,239		ConocoPhillips	52,538,033	6.8

701,600	@	Denbury Resources, Inc.	10,271,424	1.3

351,780		Devon Energy Corp.	21,430,438	2.8

289,454		Ensco International PLC ADR	11,369,753	1.5

1,367,358		ExxonMobil Corp.	78,035,121	10.0

416,028		Halliburton Co.	10,213,487	1.3

382,300		Hess Corp.	19,244,982	2.5

637,339		International Paper Co.	14,422,982	1.9

107,000	L	Kaiser Aluminum Corp.	3,709,690	0.5

283,800		Murphy Oil Corp.	14,062,290	1.8

597,912		National Oilwell Varco, Inc.	19,772,950	2.5

136,400		Newmont Mining Corp.	8,421,336	1.1

249,086		Peabody Energy Corp.	9,746,735	1.3

272,700		Penn Virginia Corp.	5,483,997	0.7

743,122		Schlumberger Ltd.	41,124,371	5.3

446,553		Smith International, Inc.	16,812,720	2.2

170,936		United States Steel Corp.	6,589,583	0.8

		Other Securities	5,792,731	0.7

			464,834,685	59.8
		Total Common Stock (Cost $821,929,439 )	759,859,244	97.8

See Accompanying Notes to Financial Statements

97

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

SHORT-TERM INVESTMENTS: 1.8%

		Affiliated Mutual Fund: 1.5%
11,898,000		ING Institutional Prime Money Market Fund – Class I	$11,898,000	1.5

		Total Mutual Fund (Cost $11,898,000 )	11,898,000	1.5

		Securities Lending CollateralCC: 0.3%
1,658,169		BNY Mellon Overnight Government Fund(1)	1,658,169	0.2
784,324	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	627,459	0.1

		Total Securities Lending Collateral (Cost $2,442,493)	2,285,628	0.3

		Total Short-Term Investments (Cost $14,340,493)	14,183,628	1.8

		Total Investments in Securities (Cost $836,269,932)*	$774,042,872	99.6
		Other Assets and Liabilities - Net	2,918,804	0.4

		Net Assets	$776,961,676	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

	*	Cost for federal income tax purposes is $875,186,458.

		Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$44,649,844
Gross Unrealized Depreciation	(145,793,430)

Net Unrealized Depreciation	$(101,143,586)

Percentage of
Industry	Net Assets

Energy	78.4%
Materials	19.4
Short-Term Investments	1.8
Other Assets and Liabilities - Net	0.4

Net Assets	100.0%

See Accompanying Notes to Financial Statements

98

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio
as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements ^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Australia	$—	$3,322,729	$—	$3,322,729
Bahamas	7,118,240	—	—	7,118,240
Canada	209,414,297	—	—	209,414,297
China	—	8,960,677	—	8,960,677
France	5,722,848	—	—	5,722,848
Japan	—	6,899,862	—	6,899,862
Netherlands	13,506,267	—	—	13,506,267
Russia	18,850,988	—	—	18,850,988
Thailand	—	6,273,715	—	6,273,715
United Kingdom	7,184,757	7,770,179	—	14,954,936
United States	464,834,685	—	—	464,834,685

Total Common Stock	726,632,082	33,227,162	—	759,859,244

Short-Term Investments	13,556,169	—	627,459	14,183,628

Total Investments, at value	$740,188,251	$33,227,162	$627,459	$774,042,872

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Short-Term Investments	$627,459	$—	$—	$—	$—	$—	$—	$—	$627,459

Total Investments, at value	$627,459	$—	$—	$—	$—	$—	$—	$—	$627,459

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

99

SUMMARY PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio
as of June 30, 2010 (Unaudited)

Industry Allocation as of June 30, 2010
(as a percent of net assets)

Financials	26.1%

Health Care	16.3%

Energy	12.2%

Materials	9.2%

Information Technology	8.8%

Consumer Staples	6.7%

Industrials	6.5%

Utilities	4.7%

Consumer Discretionary	4.4%

Telecommunication Services	2.8%

Purchased Option	0.0%

Other Assets and Liabilities – Net*	2.3%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 92.2%

		Consumer Discretionary: 4.4%
1,153,509		Bharat Forge Ltd.	$7,123,156	1.5

863,602		Pantaloon Retail India Ltd.	7,662,166	1.6
48,435		Pantaloon Retail India Ltd.	295,746

186,685	@	Vail Resorts, Inc.	6,517,173	1.3

			21,598,241	4.4

		Consumer Staples: 6.7%
101,397		Nestle India Ltd.	6,262,943	1.2

247,283		Nestle S.A.	11,923,698	2.4

104,420	S	Reckitt Benckiser PLC	4,857,023	1.0

211,910		Sysco Corp.	6,054,269	1.2

762,118		Tesco PLC	4,299,418	0.9

			33,397,351	6.7

		Energy: 12.2%
139,544		BG Group PLC	2,075,413	0.4

652,245	@	Denbury Resources, Inc.	9,548,867	1.9

336,505		Halliburton Co.	8,261,198	1.7

460,807	@	Kinder Morgan Management, LLC	26,077,068	5.3

160,430		Peabody Energy Corp.	6,277,626	1.3

138,425	@	Plains All American Pipeline L.P.	8,125,548	1.6

			60,365,720	12.2

		Financials: 20.6%
815,485		Assured Guaranty Ltd.	10,821,486	2.2

834,282	S	CapitaLand Ltd.	2,127,372	0.4

957,705	@	CB Richard Ellis Group, Inc.	13,034,365	2.6

777,109	@	DB Realty Ltd.	6,312,913	1.3

3,344,000		Hang Lung Properties Ltd.	12,790,622	2.6

893,980		ICICI Bank Ltd.	16,350,290	4.2
126,440		ICICI Bank Ltd. ADR	4,569,542

1,123,995		Radian Group, Inc.	8,137,724	1.6

See Accompanying Notes to Financial Statements

100

SUMMARY PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Financials (continued)

870,420	@,L	St Joe Co/The	$20,158,922	4.1

274,800		Sumitomo Mitsui Financial Group, Inc.	7,777,490	1.6

			102,080,726	20.6

		Health Care: 16.3%
526,550		Bristol-Myers Squibb Co.	13,132,157	2.7

106,385	@	Express Scripts, Inc.	5,002,223	1.0

759,095	@	Forest Laboratories, Inc.	20,821,976	4.2

1,021,200	@,L	Mylan Laboratories	17,401,248	3.5

311,610		Perrigo Co.	18,406,803	3.7

85,115		Teva Pharmaceutical Industries Ltd. ADR	4,425,129	0.9

		Other Securities	1,480,235	0.3

			80,669,771	16.3

		Industrials: 6.5%
507,350	@	Continental Airlines, Inc.	11,161,700	2.3

144,750		CSX Corp.	7,183,943	1.4

663,570	@,L	UAL Corp.	13,642,999	2.8

			31,988,642	6.5

		Information Technology: 8.8%
20,520		International Business Machines Corp.	2,533,810	0.5

117,645	@	Lam Research Corp.	4,477,569	0.9

470,015		Microsoft Corp.	10,815,045	2.2

2,394,890	@	Motorola, Inc.	15,614,683	3.1

1,045,335		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,202,470	2.1

			43,643,577	8.8

		Materials: 9.2%
902,430		Jindal Steel & Power Ltd.	12,050,302	2.5

836,397		Jsw Steel Ltd.	18,886,494	3.8

233,475		Newmont Mining Corp.	14,414,747	2.9

			45,351,543	9.2

		Telecommunication Services: 2.8%
3,254,145	@,S	Sprint Nextel Corp.	13,797,575	2.8

		Utilities: 4.7%
160,995		American Water Works Co., Inc.	3,316,497	0.7

162,646		E.ON AG	4,373,270	0.9

132,300		Light S.A.	1,542,889	0.3

See Accompanying Notes to Financial Statements

101

SUMMARY PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Utilities (continued)

2,020,761		NTPC Ltd.	$8,647,345	1.7

2,429,515		Power Grid Corp. of India Ltd.	5,405,675	1.1

			23,285,676	4.7
		Total Common Stock (Cost $454,676,911)	456,178,822	92.2

REAL ESTATE INVESTMENT TRUSTS: 5.5%

		Financials: 5.5%
277,172		Plum Creek Timber Co., Inc.	9,570,749	1.9

224,835		Potlatch Corp.	8,033,355	1.6

902,490		Prologis	9,142,224	1.9

		Other Securities	244,149	0.1

		Total Real Estate Investment Trusts (Cost $26,701,645)	26,990,477	5.5

No. of				Percent of
Contracts			Value	Net Assets

POSITIONS IN PURCHASED OPTIONS: 0.0%

		Exchange-Traded Call Options: 0.0%
19,166		Ford Motor Co., Strike @ 14.00 — Exp 09/18/10	$229,992	0.0

		Total Positions in Purchased Options (Cost $1,878,268)	229,992	0.0

		Total Long-Term Investments (Cost $483,256,824)	483,399,291	97.7

				Percent of
Shares			Value	Net Assets

SHORT-TERM INVESTMENTS: 8.6%

		Securities Lending CollateralCC: 8.6%
40,935,303		BNY Mellon Overnight Government Fund(1)	$40,935,303	8.3

1,618,796	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,295,037	0.3

		Total Short-Term Investments (Cost $42,554,099)	42,230,340	8.6

		Total Investments in Securities (Cost $525,810,923)*	$525,629,631	106.3
		Other Assets and Liabilities - Net	(30,919,483)	(6.3)

		Net Assets	$494,710,148	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

See Accompanying Notes to Financial Statements

102

SUMMARY PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio
as of June 30, 2010 (Unaudited) (continued)

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

*	Cost for federal income tax purposes is $555,757,828.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$43,748,312
Gross Unrealized Depreciation	(73,876,509)

Net Unrealized Depreciation	$(30,128,197)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$6,517,173	$15,081,068	$—	$21,598,241
Consumer Staples	6,054,269	27,343,082	—	33,397,351
Energy	58,290,307	2,075,413	—	60,365,720
Financials	63,034,952	39,045,774	—	102,080,726
Health Care	80,669,771	—	—	80,669,771
Industrials	31,988,642	—	—	31,988,642
Information Technology	43,643,577	—	—	43,643,577
Materials	14,414,747	30,936,796	—	45,351,543
Telecommunication Services	13,797,575	—	—	13,797,575
Utilities	4,859,386	18,426,290	—	23,285,676

Total Common Stock	323,270,399	132,908,423	—	456,178,822

Real Estate Investment Trusts	26,990,477	—	—	26,990,477
Positions In Purchased Options	229,992	—	—	229,992
Short-Term Investments	40,935,303	—	1,295,037	42,230,340

Total Investments, at value	$391,426,171	$132,908,423	$1,295,037	$525,629,631

Other Financial Instruments+:
Forward foreign currency contracts	—	39,143	—	39,143

Total Assets	$391,426,171	$132,947,566	$1,295,037	$525,668,774

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(235,159)	$—	$(235,159)
Written options	(292,860)	—	—	(292,860)

Total Liabilities	$(292,860)	$(235,159)	$—	$(528,019)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Short-Term Investments	$1,295,037	$—	$—	$—	$—	$—	$—	$—	$1,295,037

Total Investments, at value	$1,295,037	$—	$—	$—	$—	$—	$—	$—	$1,295,037

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

See Accompanying Notes to Financial Statements

103

SUMMARY PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio
as of June 30, 2010 (Unaudited) (continued)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Janus Contrarian Portfolio:

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For	Value	(Depreciation)

British Pound	GBP 1,300,000	BUY	07/29/10	$1,926,860	$1,942,300	$15,440
British Pound	GBP 2,000,000	BUY	08/05/10	2,964,440	2,988,143	23,703

						$39,143

British Pound	GBP 2,800,000	SELL	07/29/10	$4,081,840	$4,183,415	$(101,575)
British Pound	GBP 2,700,000	SELL	08/05/10	3,966,678	4,033,993	(67,315)
British Pound	GBP 2,000,000	SELL	08/05/10	2,958,064	2,988,143	(30,079)
British Pound	GBP 3,170,000	SELL	08/12/10	4,700,000	4,736,190	(36,190)

						$(235,159)

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on June 30, 2010:

Exchange-Traded Options

	Exercise	Expiration	# of	Premium
Description/Name of Issuer	Price	Date	Contracts	Received	Value

Sprint Nextel Corporation	5.00	08/21/10	16,270	$471,822	$(292,860)

				$471,822	$(292,860)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Equity contracts	Investments in securities at value*	$229,992
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	39,143

Total Asset Derivatives		$269,135

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$235,159
Equity contracts	Written options	292,860

Total Liability Derivatives		$528,019

* Includes purchased options

See Accompanying Notes to Financial Statements

104

SUMMARY PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio
as of June 30, 2010 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss)
	on Derivatives Recognized in Income
		Foreign
Derivatives not accounted for		Currency
as hedging instruments		Related	Written
under FASB ASC 815	Investments*	Transactions**	Options	Total

Equity contracts	$4,848,150	$—	$(1,052,608)	$3,795,542
Foreign exchange contracts	—	3,576,947	—	3,576,947

Total	$4,848,150	$3,576,947	$(1,052,608)	$7,372,489

	Change in Unrealized
	Appreciation or (Depreciation)
	on Derivatives Recognized in Income
		Foreign
Derivatives not accounted for		Currency
as hedging instruments		Related	Written
under FASB ASC 815	Investments*	Transactions**	Options	Total

Equity contracts	$(1,648,276)	$—	$178,962	$(1,469,314)
Foreign exchange contracts	—	(873,434)	—	(873,434)

Total	$(1,648,276)	$(873,434)	$178,962	$(2,342,748)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

105

SUMMARY PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2010 (Unaudited)

Country Allocation as of June 30, 2010
(as a percent of net assets)

Brazil	16.4%

India	14.6%

China	12.1%

South Korea	10.7%

Hong Kong	10.2%

South Africa	7.5%

Taiwan	5.4%

Mexico	5.2%

Russia	3.8%

Indonesia	3.4%

Turkey	2.9%

Egypt	1.6%

Countries less than 1.6%(1)	5.5%

Other Assets and Liabilities – Net*	0.7%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

(1)	Includes six countries, which each represents less than 1.6% of net assets.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 97.2%

		Belgium: 0.7%
		Other Securities	$6,369,480	0.7

		Brazil: 14.3%
1,155,033		All America Latina Logistica S.A.	9,029,095	1.0

150,847		Cia de Bebidas das Americas ADR	15,237,055	1.7

1,419,900		Companhia Brasileira de Meios de Pagamento	12,067,183	1.3

1,795,800	@	OGX Petroleo e Gas Participacoes S.A.	16,684,524	1.9

1,246,687		Petroleo Brasileiro SA ADR	37,151,273	4.2

1,778,681		Vale S.A. ADR	37,387,875	4.2

			127,557,005	14.3

		Chile: 1.3%
172,701	L	Banco Santander Chile S.A. ADR	11,586,510	1.3

		China: 12.1%
4,388,000	L	Anhui Conch Cement Co., Ltd.	12,757,046	1.4

13,279,537		China Merchants Bank Co., Ltd.	31,768,644	3.6

139,611	@,L	New Oriental Education & Technology Group ADR	13,010,349	1.4

2,380,000	I,X	Ping An Insurance Group Co. of China Ltd.	19,668,032	2.2

2,406,000	L	Tsingtao Brewery Co., Ltd.	11,239,579	1.3

		Other Securities	19,272,339	2.2

			107,715,989	12.1

		Egypt: 1.6%
227,538		Orascom Construction Industries	8,957,793	1.0

		Other Securities	5,545,195	0.6

			14,502,988	1.6

See Accompanying Notes to Financial Statements

106

SUMMARY PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Hong Kong: 10.2%
1,763,500		China Mobile Ltd.	$17,525,397	2.0

3,506,000	L	China Resources Enterprise	12,907,139	1.4

11,430,000		CNOOC Ltd.	19,427,322	2.2

1,971,429		Esprit Holdings Ltd.	10,589,259	1.2

2,530,000		Hang Lung Properties Ltd.	9,677,116	1.1

4,648,000		Li & Fung Ltd.	20,795,044	2.3

			90,921,277	10.2

		Hungary: 0.3%
		Other Securities	2,894,003	0.3

		India: 14.6%
503,406		ACC Ltd.	9,462,452	1.1

2,691,022		Bharti Airtel Ltd.	15,150,522	1.7

276,098		HDFC Bank Ltd. ADR	39,473,731	4.4

455,084		Infosys Technologies Ltd. ADR	27,264,082	3.1

673,500		Jindal Steel & Power Ltd.	8,993,360	1.0

570,335	@	Reliance Capital Ltd.	9,267,594	1.0

381,300		United Spirits Ltd.	10,668,562	1.2

		Other Securities	9,796,671	1.1

			130,076,974	14.6

		Indonesia: 3.4%
11,534,500		Bank Rakyat Indonesia	11,710,500	1.3

2,660,500		PT Astra International Tbk	14,056,719	1.6

		Other Securities	4,022,136	0.5

			29,789,355	3.4

		Italy: 1.4%
346,207	L	Tenaris SA ADR	11,982,224	1.4

		Malaysia: 0.6%
		Other Securities	5,355,965	0.6

		Mexico: 5.2%
215,128		America Movil SA de CV — Series L ADR	10,218,580	1.1

3,727,464	@	Grupo Financiero Banorte SA de CV	14,122,402	1.6

7,704,340	@	Wal-Mart de Mexico SA de CV	17,067,076	1.9

		Other Securities	4,963,850	0.6

			46,371,908	5.2

		Russia: 3.8%
771,400	#	Magnit OJSC GDR	12,970,582	1.5

8,408,806		Sberbank of Russian Federation	20,517,487	2.3

			33,488,069	3.8

See Accompanying Notes to Financial Statements

107
SUMMARY PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		South Africa: 7.5%
2,838,779		African Bank Investments Ltd.	$11,141,280	1.2

754,928		Impala Platinum Holdings Ltd.	17,570,247	2.0

873,657		Massmart Holdings Ltd.	13,390,130	1.5

1,063,499		MTN Group Ltd.	13,937,317	1.6

		Other Securities	10,874,853	1.2

			66,913,827	7.5

		South Korea: 10.7%
118,392		Hyundai Mobis	19,857,240	2.2

127,797		Hyundai Motor Co.	14,953,367	1.7

237,243		KT&G Corp.	11,663,073	1.3
2	#	KT&G Corp. GDR	49

32,440		Posco	12,291,868	1.4

38,411		Samsung Electronics Co., Ltd.	24,091,926	2.7

27,867		Shinsegae Co., Ltd.	12,040,607	1.4

			94,898,130	10.7

		Taiwan: 5.4%
5,564,608	@	HON HAI Precision Industry Co., Ltd.	19,504,911	2.2

2,483,223		Taiwan Semiconductor Manufacturing Co., Ltd.	4,641,253	3.2
2,442,162		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,835,501

		Other Securities	1	0.0

			47,981,666	5.4

		Turkey: 2.9%
6,118,927		Turkiye Garanti Bankasi A/S	25,464,730	2.9

		Other Securities	20	0.0

			25,464,750	2.9

		United States: 1.2%
340,561	@	NII Holdings, Inc.	11,075,044	1.2

		Total Common Stock (Cost $753,304,937)	864,945,164	97.2

PREFERRED STOCK: 2.1%

		Brazil: 2.1%
1,042,023		Itau Unibanco Holding SA	18,785,279	2.1

		Total Preferred Stock (Cost $14,594,475)	18,785,279	2.1

		Total Long-Term Investments (Cost $767,899,412)	883,730,443	99.3

See Accompanying Notes to Financial Statements

108

SUMMARY PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

SHORT-TERM INVESTMENTS: 3.0%

		Securities Lending CollateralCC: 3.0%
24,060,254		BNY Mellon Overnight Government Fund(1)	$24,060,254	2.7

3,197,563	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	2,558,050	0.3

		Total Short-Term Investments (Cost $27,257,817)	26,618,304	3.0

		Total Investments in Securities (Cost $795,157,229)*	$910,348,747	102.3
		Other Assets and Liabilities - Net	(20,623,302)	(2.3)

		Net Assets	$889,725,445	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.
		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $814,078,347.

		Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$147,956,166
Gross Unrealized Depreciation	(51,685,766)

Net Unrealized Appreciation	$96,270,400

Percentage of
Industry	Net Assets

Consumer Discretionary	10.5%
Consumer Staples	15.4
Energy	9.6
Financials	27.3
Industrials	2.0
Information Technology	13.5
Materials	12.7
Telecommunication Services	8.3
Short-Term Investments	3.0
Other Assets and Liabilities - Net	(2.3)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

109

SUMMARY PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements ^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Belgium	$—	$6,369,480	$—	$6,369,480
Brazil	127,557,005	—	—	127,557,005
Chile	11,586,510	—	—	11,586,510
China	13,010,349	94,705,640	—	107,715,989
Egypt	—	14,502,988	—	14,502,988
Hong Kong	—	90,921,277	—	90,921,277
Hungary	—	2,894,003	—	2,894,003
India	66,737,830	63,339,144	—	130,076,974
Indonesia	—	29,789,355	—	29,789,355
Italy	11,982,224	—	—	11,982,224
Malaysia	—	5,355,965	—	5,355,965
Mexico	46,371,908	—	—	46,371,908
Russia	25,251,055	8,237,014	—	33,488,069
South Africa	—	66,913,827	—	66,913,827
South Korea	49	94,898,081	—	94,898,130
Taiwan	23,835,501	24,146,165	—	47,981,666
Turkey	—	25,464,750	—	25,464,750
United States	11,075,044	—	—	11,075,044

Total Common Stock	337,407,475	527,537,689	—	864,945,164

Preferred Stock	18,785,279	—	—	18,785,279
Short-Term Investments	24,060,254	—	2,558,050	26,618,304

Total Investments, at value	$380,253,008	$527,537,689	$2,558,050	$910,348,747

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Short-Term Investments	$2,558,050	$—	$—	$—	$—	$—	$—	$—	$2,558,050

Total Investments, at value	$2,558,050	$—	$—	$—	$—	$—	$—	$—	$2,558,050

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

110

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)
as of June 30, 2010 (Unaudited)

Investment Type Allocation as of June 30, 2010
(as a percent of net assets)

Commercial Paper	42.0%

Repurchase Agreement	32.0%

Corporate Bonds/Notes	12.8%

Certificates Of Deposit	10.6%

U.S. Government Agency Obligations	2.7%

Securities Lending Collateralcc	0.0%

Other Assets and Liabilities – Net	(0.1)%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal
Amount		Value

CERTIFICATES OF DEPOSIT: 10.6%

$17,500,000	Barclays PLC, 0.500%, due 10/01/10	$17,500,000

8,750,000	BNP Paribas, 0.250%, due 07/06/10	8,750,000
21,000,000	BNP Paribas, 0.270%, due 08/02/10	21,000,000

8,750,000	Dexia Del, LLC, 0.550%, due 07/22/10	8,750,102

10,500,000	Natixis, 0.270%, due 07/07/10	10,500,017
16,250,000	Natixis, 0.340%, due 07/07/10	16,250,000

2,500,000	Rabobank USA Financial Corp., 0.340%, due 11/15/10	2,498,951
15,250,000	Rabobank USA Financial Corp., 0.530%, due 11/30/10	15,250,642

4,250,000	Royal Bank of Canada, 0.400%, due 10/28/10	4,248,594

19,750,000	Societe Generale, 0.300%, due 07/09/10	19,750,131
14,500,000	Societe Generale, 0.300%, due 07/23/10	14,499,999

14,500,000	Svenska Handelsbanken AB, 0.290%, due 09/01/10	14,500,000
2,000,000	Svenska Handelsbanken AB, 0.520%, due 08/30/10	2,000,033

1,750,000	Toronoto Dominion Bank, 0.450%, due 11/04/10	1,750,000
8,750,000	Toronoto Dominion Bank, 0.510%, due 11/17/10	8,750,337
11,750,000	Toronoto Dominion Bank, 0.540%, due 11/19/10	11,751,827

3,000,000	UBS AG, 1.340%, due 09/27/10	3,005,373

	Total Certificates of Deposit (Cost $180,756,006)	180,756,006

COMMERCIAL PAPER: 42.0%

6,000,000	American Honda, 0.280%, due 08/31/10	5,997,153

6,750,000	ANZ National Bank Ltd., 0.501%, due 08/23/10	6,745,031
14,000,000	ANZ National Bank Ltd., 0.603%, due 04/20/11	13,931,633
10,000,000	ANZ National Bank Ltd., 0.704%, due 09/17/10	9,984,833

35,750,000	ASB Finance Ltd., 0.391%, due 09/24/10	35,717,257

27,000,000	Barton Capital, LLC, 0.420%, due 07/26/10	26,992,125
6,500,000	Barton Capital, LLC, 0.491%, due 09/16/10	6,493,188
10,000,000	Barton Capital, LLC, 0.491%, due 09/07/10	9,990,744

5,750,000	BNP Paribas, 0.591%, due 09/27/10	5,741,707

4,435,000	Cafco, LLC, 0.285%, due 07/08/10	4,434,754
5,000,000	Cafco, LLC, 0.350%, due 08/10/10	4,998,056
16,000,000	Cafco, LLC, 0.501%, due 09/16/10	15,982,889
21,750,000	Cafco, LLC, 0.561%, due 09/01/10	21,729,023

7,250,000	Ciesco, LLC, 0.440%, due 08/11/10	7,246,367
15,000,000	Ciesco, LLC, 0.501%, due 09/16/10	14,983,958
18,250,000	Ciesco, LLC, 0.531%, due 09/02/10	18,233,073

20,500,000	Commonwealth Bank of Australia, 0.361%, due 09/17/10	20,484,010

See Accompanying Notes to Financial Statements

111

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)
as of June 30, 2010 (Unaudited) (continued)

Principal
Amount			Value

$2,000,000		Concord Minutemen Capital Co., LLC, 0.400%, due 07/06/10	$1,999,889
11,000,000		Concord Minutemen Capital Co., LLC, 0.551%, due 07/12/10	10,998,151
4,000,000		Concord Minutemen Capital Co., LLC, 0.592%, due 09/02/10	3,995,870
7,500,000		Concord Minutemen Capital Co., LLC, 0.602%, due 11/19/10	7,482,375
17,000,000		Concord Minutemen Capital Co., LLC, 0.955%, due 01/11/11	16,912,969

8,750,000		Credit Suisse USA, Inc., 0.250%, due 07/30/10	8,748,238

11,000,000		Crown Point Capital Co., 0.551%, due 07/12/10	10,998,151
4,500,000		Crown Point Capital Co., 0.592%, due 09/02/10	4,495,354
10,000,000		Crown Point Capital Co., 0.602%, due 11/19/10	9,973,680
16,750,000		Crown Point Capital Co., 0.955%, due 01/11/11	16,664,249

15,500,000		Danske Corp., 0.290%, due 07/23/10	15,497,253
1,600,000		Danske Corp., 0.300%, due 07/20/10	1,599,747

30,750,000		Deutsche Bank AG/London, 0.270%, due 07/26/10	30,744,234

8,755,000		Edison Asset Securities, LLC, 0.400%, due 08/09/10	8,751,206
8,250,000		Edison Asset Securities, LLC, 0.411%, due 10/18/10	8,239,759
8,290,000		Edison Asset Securities, LLC, 0.461%, due 08/30/10	8,283,644
23,000,000		Edison Asset Securities, LLC, 0.491%, due 09/07/10	22,978,712

33,000,000		Jupiter, 0.340%, due 08/06/10	32,987,745
9,750,000		Jupiter, 0.400%, due 08/12/10	9,745,450

8,250,000		Natixis, 0.400%, due 07/22/10	8,248,075
10,250,000		Natixis, 0.601%, due 08/06/10	10,244,630

1,750,000		Old Line Funding, LLC, 0.360%, due 08/13/10	1,749,248
15,000,000		Old Line Funding, LLC, 0.400%, due 08/18/10	14,992,000
25,750,000		Old Line Funding, LLC, 0.622%, due 12/13/10	25,676,827

17,500,000		Royal Bank of Canada, 0.571%, due 09/27/10	17,475,617

3,750,000		Societe Generale, 0.350%, due 08/03/10	3,748,797
5,000,000		Societe Generale, 0.500%, due 08/13/10	4,997,014
6,750,000		Societe Generale, 0.621%, due 09/15/10	6,741,165

750,000		Thunder Bay Funding, LLC, 0.270%, due 07/14/10	749,927
1,000,000		Thunder Bay Funding, LLC, 0.280%, due 07/13/10	999,907
42,250,000		Thunder Bay Funding, LLC, 0.420%, due 08/13/10	42,228,807

53,000,000		Variable Funding Capital Corp., 0.270%, due 07/14/10	52,994,833

9,750,000		Windmill Funding Corp., 0.340%, due 07/22/10	9,748,066
12,750,000		Windmill Funding Corp., 0.380%, due 07/26/10	12,746,635
2,250,000		Windmill Funding Corp., 0.491%, due 09/13/10	2,247,734
17,500,000		Windmill Funding Corp., 0.521%, due 09/20/10	17,479,525

13,607,000		Yorkstown Capital, LLC, 0.240%, due 07/09/10	13,606,274
6,000,000		Yorkstown Capital, LLC, 0.330%, due 07/23/10	5,998,790
4,746,000		Yorkstown Capital, LLC, 0.360%, due 07/26/10	4,744,814

		Total Commercial Paper (Cost $718,201,162)	718,201,162

CORPORATE BONDS/NOTES: 12.8%

2,650,000	C	Abbott Laboratories, 3.750%, due 03/15/11	2,706,781

3,000,000		Australia & New Zealand Banking Group Ltd., 4.875%, due 11/08/10	3,046,788

14,000,000	#	Commonwealth Bank of Australia, 0.568%, due 06/20/11	14,000,000

16,450,000		Credit Suisse USA, Inc., 0.636%, due 08/16/10	16,451,963
7,750,000		Credit Suisse USA, Inc., 0.726%, due 03/02/11	7,752,514
2,750,000		Credit Suisse USA, Inc., 4.875%, due 08/15/10	2,762,811

8,000,000		Deutsche Bank AG/London, 5.000%, due 10/12/10	8,103,557

26,750,000		Dexia Del, LLC, 0.447%, due 06/29/11	26,750,000

See Accompanying Notes to Financial Statements

112

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)
as of June 30, 2010 (Unaudited) (continued)

Principal
Amount			Value

$16,500,000		Kreditanstalt fuer Wiederaufbau, 3.250%, due 02/15/11	$16,785,344
12,500,000		Kreditanstalt fuer Wiederaufbau, 4.625%, due 01/20/11	12,774,165

7,000,000	#	Rabobank, 0.436%, due 06/16/11	7,000,000
10,900,000		Rabobank USA Financial Corp., 5.000%, due 02/15/11	11,178,303

24,000,000	#,C	Royal Bank of Canada, 0.342%, due 08/01/11	24,000,000
9,500,000	C	Royal Bank of Canada, 0.611%, due 07/01/11	9,531,412

21,000,000	#,C	Svenska Handelsbanken AB, 0.404%, due 08/09/11	21,000,000

26,500,000	C	Westpac Banking Corp., 0.324%, due 06/28/11	26,500,000
8,250,000	#	Westpac Banking Corp., 0.423%, due 08/13/10	8,249,886

		Total Corporate Bonds/Notes (Cost $218,593,524)	218,593,524

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.7%

12,500,000		Federal Home Loan Mortgage Corporation, 1.550%, due 12/15/10	12,567,996

25,000,000		Federal National Mortgage Association, 0.462%, due 03/01/11	24,922,375
1,250,000	L	Federal National Mortgage Association, 1.500%, due 09/16/10	1,252,866
2,000,000		Federal National Mortgage Association, 4.250%, due 08/15/10	2,009,388
4,800,000		Federal National Mortgage Association, 4.750%, due 12/15/10	4,896,269

		Total U.S. Government Agency Obligations (Cost $45,648,894)	45,648,894

REPURCHASE AGREEMENTS: 32.0%

304,076,000		Goldman Sachs Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $304,076,169 to be received upon repurchase (Collateralized by $254,093,000 various U.S. Government Agency Obligations, 5.050%-6.750%, Market Value plus accrued interest $310,158,735, due 07/15/12-03/15/31)	304,076,000

243,000,000		Morgan Stanley Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $243,000,135 to be received upon repurchase (Collateralized by $245,575,000 Federal Home Loan Bank, 0.280%-4.250%, Market Value plus accrued interest $247,863,704, due 09/30/10-06/27/11)	243,000,000

		Total Repurchase Agreement (Cost $547,076,000)	547,076,000
Shares			Value

SECURITIES LENDING COLLATERALCC: 0.0%

102,750		BNY Mellon Overnight Government Fund(1)	$102,750

		Total Securities Lending Collateral (Cost $102,750)	102,750

Total Investments in Securities (Cost $1,710,378,336)*	100.1%	$1,710,378,336
Other Assets and Liabilities - Net	(0.1)	(1,823,243)

Net Assets	100.0%	$1,708,555,093

See Accompanying Notes to Financial Statements

113

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)
as of June 30, 2010 (Unaudited) (continued)

(1)	All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Certificates of Deposit	$—	$180,756,006	$—	$180,756,006
Commercial Paper	—	718,201,162	—	718,201,162
Corporate Bonds/Notes	—	218,593,524	—	218,593,524
U.S. Government Agency Obligations	—	45,648,894	—	45,648,894
Repurchase Agreements	—	547,076,000	—	547,076,000
Securities Lending Collateral	102,750	—	—	102,750

Total Investments, at value	$102,750	$1,710,275,586	$—	$1,710,378,336

See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

114

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio
as of June 30, 2010 (Unaudited)

Industry Allocation as of June 30, 2010
(as a percent of net assets)

Consumer Discretionary	22.9%

Information Technology	19.8%

Financials	14.5%

Materials	13.7%

Industrials	13.5%

Energy	3.2%

Health Care	3.2%

Telecommunication Services	2.6%

Other Assets and Liabilities – Net*	6.6%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 92.9%

		Consumer Discretionary: 22.9%
176,820	@,L	Amazon.com, Inc.	$19,319,353	2.9

379,392	@	DIRECTV	12,868,977	1.9

496,707		Home Depot, Inc.	13,942,565	2.1

410,995		McDonald’s Corp.	27,072,241	4.0

323,437		Nike, Inc.	21,848,169	3.3

245,844		Nordstrom, Inc.	7,913,718	1.2

62,753	@	Priceline.com, Inc.	11,078,415	1.7

153,433		Tiffany & Co.	5,816,645	0.9

143,032		TJX Cos., Inc.	6,000,192	0.9

573,904		Walt Disney Co.	18,077,976	2.7

111,941	L	Wynn Resorts Ltd.	8,537,740	1.3

			152,475,991	22.9

		Energy: 3.2%
219,003		EOG Resources, Inc.	21,543,325	3.2

		Financials: 14.0%
129,028		American Express Co.	5,122,412	0.8

62,978		Goldman Sachs Group, Inc.	8,267,122	1.2

398,803		JP Morgan Chase & Co.	14,600,178	2.2

321,025		PNC Financial Services Group, Inc.	18,137,913	2.7

952,012		US Bancorp.	21,277,468	3.2

1,024,577		Wells Fargo & Co.	26,229,169	3.9

			93,634,262	14.0

		Health Care: 3.2%
181,440	L	Johnson & Johnson	10,715,846	1.6

298,477		Merck & Co., Inc.	10,437,741	1.6

			21,153,587	3.2

See Accompanying Notes to Financial Statements

115

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Industrials: 13.5%
344,548		Danaher Corp.	$12,789,622	1.9

185,982	L	FedEx Corp.	13,039,198	2.0

324,764		General Dynamics Corp.	19,018,180	2.8

309,015		Norfolk Southern Corp.	16,393,246	2.5

416,325		Union Pacific Corp.	28,938,751	4.3

			90,178,997	13.5

		Information Technology: 19.8%
209,950	@	Apple, Inc.	52,808,724	7.9

341,009	@	Baidu.com ADR	23,215,893	3.5

946,793	@	Cisco Systems, Inc.	20,176,159	3.0

868,106	@	EMC Corp.	15,886,340	2.4

44,325	@	Google, Inc. – Class A	19,722,409	3.0

			131,809,525	19.8

		Materials: 13.7%
403,545		BHP Billiton PLC ADR	20,758,355	3.1

1,006,743		Dow Chemical Co.	23,879,944	3.6

220,223		Monsanto Co.	10,178,707	1.5

95,190		Potash Corp. of Saskatchewan	8,209,186	1.2

205,993		PPG Industries, Inc.	12,444,037	1.9

211,425		Praxair, Inc.	16,066,186	2.4

			91,536,415	13.7

		Telecommunication Services: 2.6%
282,118	@	American Tower Corp.	12,554,251	1.9

120,190	@,L	Crown Castle International Corp.	4,478,279	0.7

			17,032,530	2.6
		Total Common Stock (Cost $570,824,802)	619,364,632	92.9

PREFERRED STOCK: 0.5%

		Financials: 0.5%
131,480	P,L	Wells Fargo & Co.	3,404,017	0.5

		Total Preferred Stock (Cost $2,516,649)	3,404,017	0.5

		Total Long-Term Investments (Cost $573,341,451)	622,768,649	93.4

SHORT-TERM INVESTMENTS: 7.6%

		Affiliated Mutual Fund: 6.9%
45,896,445		ING Institutional Prime Money Market Fund – Class I	45,896,445	6.9

		Total Mutual Fund (Cost $45,896,445)	45,896,445	6.9

See Accompanying Notes to Financial Statements

116

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Securities Lending CollateralCC: 0.7%
2,780,340		BNY Mellon Overnight Government Fund(1)	$2,780,340	0.4

2,402,610	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,922,088	0.3

		Total Securities Lending Collateral (Cost $5,182,950)	4,702,428	0.7

		Total Short-Term Investments (Cost $51,079,395)	50,598,873	7.6

		Total Investments in Securities (Cost $624,420,846)*	$673,367,522	101.0
		Other Assets and Liabilities - Net	(6,754,050)	(1.0)

		Net Assets	$666,613,472	100.0

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

	*	Cost for federal income tax purposes is $634,493,393.

		Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$71,451,088
Gross Unrealized Depreciation	(32,576,959)

Net Unrealized Appreciation	$38,874,129

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock*	$619,364,632	$—	$—	$619,364,632
Preferred Stock	—	3,404,017	—	3,404,017
Short-Term Investments	48,676,785	—	1,922,088	50,598,873

Total Investments, at value	$668,041,417	$3,404,017	$1,922,088	$673,367,522

See Accompanying Notes to Financial Statements

117

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio
as of June 30, 2010 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Short-Term Investments	$1,922,088	$—	$—	$—	$—	$—	$—	$—	$1,922,088

Total Investments, at value	$1,922,088	$—	$—	$—	$—	$—	$—	$—	$1,922,088

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

118

SUMMARY PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio
as of June 30, 2010 (Unaudited)

Country Allocation as of June 30, 2010
(as a percent of net assets)

Germany	12.7%

Japan	12.3%

United Kingdom	11.9%

France	8.2%

Switzerland	7.4%

Brazil	7.2%

Hong Kong	5.0%

Spain	4.8%

China	4.4%

Canada	3.8%

Israel	3.2%

Taiwan	3.1%

Countries less than 3.1%(1)	12.8%

Other Assets and Liabilities – Net*	3.2%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

(1) Includes eight countries, which each represents less than 3.1% of net assets.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 96.6%

		Argentina: 0.5%
		Other Securities	$1,571,245	0.5

		Belgium: 2.5%
175,677		Anheuser-Busch InBev NV	8,446,793	2.5

		Brazil: 7.0%
924,600	@	OGX Petroleo e Gas Participacoes S.A.	8,590,328	2.6

728,100		PDG Realty SA Empreendimentos e Participacoes	6,099,098	1.8

199,900		Vale S.A. ADR	4,867,565	1.5

		Other Securities	3,723,670	1.1

			23,280,661	7.0

		Canada: 3.8%
120,910		Canadian National Railway Co.	6,937,816	2.1

71,067	@	Research In Motion Ltd.	3,500,760	1.0

		Other Securities	2,390,741	0.7
			12,829,317	3.8

		China: 4.4%
51,980	@	Baidu.com ADR	3,538,798	1.1

91,000	@	Ctrip.com International Ltd. ADR	3,417,960	1.0

423,500	I,X	Ping An Insurance Group Co. of China Ltd.	3,499,753	1.0

		Other Securities	4,227,057	1.3

			14,683,568	4.4

		Denmark: 2.4%
64,549		Novo-Nordisk A/S	5,215,091	1.6

		Other Securities	2,800,154	0.8

			8,015,245	2.4

See Accompanying Notes to Financial Statements

119

SUMMARY PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		France: 8.2%
121,316	@,L	Accor S.A.	$5,616,376	1.7

321,172	L	AXA S.A.	4,906,586	1.5

45,680	L	Pernod-Ricard S.A.	3,543,185	1.0

124,167	L	Publicis Groupe	4,953,004	1.5

66,069		Schneider Electric S.A.	6,672,982	2.0

		Other Securities	1,655,884	0.5

			27,348,017	8.2

		Germany: 12.7%
99,666		Adidas AG	4,825,330	1.4

191,804		BASF AG	10,480,263	3.1

129,040	@	DaimlerChrysler AG	6,527,568	2.0

641,198	@	Infineon Technologies AG	3,717,294	1.1

129,393		Metro AG	6,601,841	2.0

79,780		Siemens AG	7,135,517	2.1

		Other Securities	3,322,743	1.0

			42,610,556	12.7

		Hong Kong: 5.0%
2,479,400		CNOOC Ltd.	4,214,182	1.2

1,730,000		Li & Fung Ltd.	7,739,974	2.3

		Other Securities	4,917,696	1.5

			16,871,852	5.0

		India: 2.8%
161,206		ICICI Bank Ltd. ADR	5,825,985	1.7

79,250	L	Reliance Industries – Spons GDR	3,666,876	1.1

			9,492,861	2.8

		Ireland: 1.0%
86,200		Covidien PLC	3,463,516	1.0

		Israel: 3.2%
204,065		Teva Pharmaceutical Industries Ltd. ADR	10,609,339	3.2

		Japan: 12.3%
133,800		Canon, Inc.	4,986,653	1.5

134,400	L	FamilyMart Co., Ltd.	4,438,284	1.3

119,800		Honda Motor Co., Ltd.	3,518,867	1.1

1,329,000		Marubeni Corp.	6,812,989	2.0

2,559,800	L	Mizuho Financial Group, Inc.	4,200,148	1.3

17,200		Nintendo Co., Ltd.	5,050,078	1.5

147,600		Tokyo Electric Power Co., Inc.	4,015,229	1.2

		Other Securities	8,022,068	2.4

			41,044,316	12.3

See Accompanying Notes to Financial Statements

120

SUMMARY PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Luxembourg: 1.6%
65,000		Millicom International Cellular S.A.	$5,269,550	1.6

		Singapore: 1.5%
1,969,500		CapitaLand Ltd.	5,022,114	1.5

		Spain: 4.8%
525,349		Banco Bilbao Vizcaya Argentaria S.A.	5,412,646	1.6

183,996		Inditex S.A.	10,491,728	3.2

			15,904,374	4.8

		Sweden: 0.5%
		Other Securities	1,598,735	0.5

		Switzerland: 7.4%
89,053		Credit Suisse Group	3,348,147	1.0

147,005		Nestle S.A.	7,088,410	2.1

23,474		Swatch Group AG – BR	6,620,257	2.0

23,977		Syngenta AG	5,539,072	1.6

		Other Securities	2,283,141	0.7

			24,879,027	7.4

		Taiwan: 3.1%
288,000		High Tech Computer Corp.	3,824,671	1.1

1,901,237	@	HON HAI Precision Industry Co., Ltd.	6,664,164	2.0

			10,488,835	3.1

		United Kingdom: 11.9%
182,081	@	Autonomy Corp. PLC	4,963,227	1.5

672,950		Compass Group PLC	5,119,451	1.5

726,310		HSBC Holdings PLC	6,635,346	2.0

79,282		Reckitt Benckiser PLC	3,687,747	1.1

609,624		Rolls-Royce Group PLC	5,088,398	1.5
19,307,790	@,I	Rolls-Royce Group PLC – C Shares	28,848

276,411		Standard Chartered PLC	6,730,716	2.0

737,848		Tesco PLC	4,162,501	1.3

		Other Securities	3,252,817	1.0

			39,669,051	11.9
		Total Common Stock (Cost $334,083,157)	323,098,972	96.6

PREFERRED STOCK: 0.2%

		Brazil: 0.2%
		Other Securities	734,270	0.2

		Total Preferred Stock (Cost $1,020,177)	734,270	0.2

		Total Long-Term Investments (Cost $335,103,334)	323,833,242	96.8

See Accompanying Notes to Financial Statements

121

SUMMARY PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

SHORT-TERM INVESTMENTS: 11.5%

		Affiliated Mutual Fund: 3.4%
11,334,294		ING Institutional Prime Money Market Fund – Class I	$11,334,294	3.4

		Total Mutual Fund (Cost $11,334,294)	11,334,294	3.4

		Securities Lending CollateralCC: 8.1%
26,228,665		BNY Mellon Overnight Government Fund(1)	26,228,665	7.9

901,350	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	721,080	0.2

		Total Securities Lending Collateral (Cost $27,130,015)	26,949,745	8.1

		Total Short-Term Investments (Cost $38,464,309)	38,284,039	11.5

		Total Investments in Securities (Cost $373,567,643)*	$362,117,281	108.3
		Other Assets and Liabilities - Net	(27,729,352)	(8.3)

		Net Assets	$334,387,929	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $386,098,799.

		Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,104,139
Gross Unrealized Depreciation	(35,085,657)

Net Unrealized Depreciation	$(23,981,518)

See Accompanying Notes to Financial Statements

122

SUMMARY PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio
as of June 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Consumer Discretionary	21.7%
Consumer Staples	11.4
Energy	4.9
Financials	16.0
Health Care	6.4
Industrials	11.3
Information Technology	13.5
Materials	8.8
Telecommunication Services	1.6
Utilities	1.2
Short-Term Investments	11.5
Other Assets and Liabilities - Net	(8.3)

Net Assets	100.0%

Fair Value Measurements ^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Argentina	$1,571,245	$—	$—	$1,571,245
Belgium	—	8,446,793	—	8,446,793
Brazil	23,280,661	—	—	23,280,661
Canada	12,829,317	—	—	12,829,317
China	6,956,758	7,726,810	—	14,683,568
Denmark	—	8,015,245	—	8,015,245
France	—	27,348,017	—	27,348,017
Germany	—	42,610,556	—	42,610,556
Hong Kong	—	16,871,852	—	16,871,852
India	5,825,985	3,666,876	—	9,492,861
Ireland	3,463,516	—	—	3,463,516
Israel	10,609,339	—	—	10,609,339
Japan	3,518,867	37,525,449	—	41,044,316
Luxembourg	5,269,550	—	—	5,269,550
Singapore	—	5,022,114	—	5,022,114
Spain	—	15,904,374	—	15,904,374
Sweden	—	1,598,735	—	1,598,735
Switzerland	—	24,879,027	—	24,879,027
Taiwan	—	10,488,835	—	10,488,835
United Kingdom	—	39,669,051	—	39,669,051

Total Common Stock	73,325,238	249,773,734	—	323,098,972

Preferred Stock	734,270	—	—	734,270
Short-Term Investments	37,562,959	—	721,080	38,284,039

Total Investments, at value	$111,622,467	$249,773,734	$721,080	$362,117,281

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Short-Term Investments	$721,080	$—	$—	$—	$—	$—	$—	$—	$721,080

Total Investments, at value	$721,080	$—	$—	$—	$—	$—	$—	$—	$721,080

See Accompanying Notes to Financial Statements

123

SUMMARY PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio
as of June 30, 2010 (Unaudited) (continued)

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

124

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2010 (Unaudited)

Investment Type Allocation as of June 30, 2010
(as a percent of net assets)

Common Stock	55.8%

U.S. Government Agency Obligations	14.9%

U.S. Treasury Obligations	13.4%

Corporate Bonds/Notes	10.7%

Collateralized Mortgage Obligations	2.5%

Asset-Backed Securities	1.1%

Municipal Bonds	0.5%

Other Bonds	0.3%

Preferred Stock	0.0%

Other Assets and Liabilities – Net*	0.8%

Net Assets	100.0%

*	Includes short-term investments related to commercial paper and securities lending collateral.

Portfolio holdings are subject to change daily.

			Percent of
Shares		Value	Net Assets

COMMON STOCK: 55.8%

	Consumer Discretionary: 4.8%
111,060	Nike, Inc.	$7,502,103	0.8

143,720	Omnicom Group	4,929,596	0.5

234,290	Walt Disney Co.	7,380,135	0.7

	Other Securities	27,527,423	2.8

		47,339,257	4.8

	Consumer Staples: 7.4%
375,977	Diageo PLC	5,905,807	0.6

135,990	General Mills, Inc.	4,830,365	0.5

206,308	Nestle S.A.	9,947,931	1.0

131,120	PepsiCo, Inc.	7,991,764	0.8

304,120	Philip Morris International, Inc.	13,940,861	1.4

139,084	Procter & Gamble Co.	8,342,258	0.9

	Other Securities	22,007,721	2.2

		72,966,707	7.4

	Energy: 7.0%
121,090	Apache Corp.	10,194,567	1.0

133,397	Chevron Corp.	9,052,320	0.9

237,144	ExxonMobil Corp.	13,533,808	1.4

163,250	Total SA ADR	7,287,480	0.8

	Other Securities	28,676,139	2.9

		68,744,314	7.0

	Financials: 12.2%
715,260	Bank of America Corp.	10,278,286	1.0

512,436	Bank of New York Mellon Corp.	12,652,045	1.3

101,180	Goldman Sachs Group, Inc.	13,281,899	1.4

494,380	JP Morgan Chase & Co.	18,099,252	1.8

313,200	Metlife, Inc.	11,826,432	1.2

78,120	PNC Financial Services Group, Inc.	4,413,780	0.5

145,620	Prudential Financial, Inc.	7,813,969	0.8

172,330	State Street Corp.	5,828,201	0.6

See Accompanying Notes to Financial Statements

125

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2010 (Unaudited) (continued)

			Percent of
Shares		Value	Net Assets

	Financials (continued)

138,410	Travelers Cos., Inc.	$6,816,693	0.7

366,370	Wells Fargo & Co.	9,379,072	1.0

	Other Securities	18,900,687	1.9

		119,290,316	12.2

	Health Care: 5.9%
193,680	Abbott Laboratories	9,060,351	0.9

65,800	Becton Dickinson & Co.	4,449,396	0.4

244,160	Johnson & Johnson	14,420,090	1.5

150,730	Medtronic, Inc.	5,466,977	0.6

600,268	Pfizer, Inc.	8,559,822	0.9

	Other Securities	15,646,580	1.6

		57,603,216	5.9

	Industrials: 6.6%
93,080	3M Co.	7,352,390	0.7

139,320	Danaher Corp.	5,171,558	0.5

234,040	Lockheed Martin Corp.	17,435,980	1.8

103,970	Northrop Grumman Corp.	5,660,127	0.6

185,770	United Technologies Corp.	12,058,331	1.2

	Other Securities	17,472,390	1.8

		65,150,776	6.6

	Information Technology: 4.5%
147,770	Accenture PLC	5,711,312	0.6

121,719	Hewlett-Packard Co.	5,267,998	0.5

315,110	Intel Corp.	6,128,890	0.6

54,170	International Business Machines Corp.	6,688,912	0.7

342,788	Oracle Corp.	7,356,230	0.7

	Other Securities	13,327,417	1.4

		44,480,759	4.5

	Materials: 1.8%
79,290	Air Products & Chemicals, Inc.	5,138,786	0.5

99,810	PPG Industries, Inc.	6,029,522	0.6

	Other Securities	6,266,300	0.7

		17,434,608	1.8

	Telecommunication Services: 2.6%
654,396	AT&T, Inc.	15,829,832	1.6

3,809,920	Vodafone Group PLC	7,850,302	0.8

	Other Securities	1,909,596	0.2

		25,589,730	2.6

See Accompanying Notes to Financial Statements

126

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Utilities: 3.0%
146,160		Public Service Enterprise Group, Inc.	$4,579,193	0.5

		Other Securities	24,386,907	2.5

			28,966,100	3.0
		Total Common Stock (Cost $536,724,208)	547,565,783	55.8

PREFERRED STOCK: 0.0%

		Utilities: 0.0%
		Other Securities	498,980	0.0

		Total Preferred Stock (Cost $478,500)	498,980	0.0

Principal				Percent of
Amount			Value	Net Assets

CORPORATE BONDS/NOTES: 10.7%

		Consumer Discretionary: 1.0%
		Other Securities	$9,430,576	1.0

		Consumer Staples: 0.6%
$1,090,000	#	Anheuser-Busch InBev Worldwide, Inc., 8.000%, due 11/15/39	1,428,992	0.2

965,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	1,054,905	0.1

1,119,000	#	SABMiller PLC, 5.500%, due 08/15/13	1,225,061	0.1

		Other Securities	2,358,075	0.2

			6,067,033	0.6

		Energy: 1.3%
925,000	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	996,142	0.1

		Other Securities	11,330,175	1.2

			12,326,317	1.3

		Financials: 4.4%
750,000	#	Achmea Hypotheekbank NV, 3.200%, due 11/03/14	775,649	0.1

521,000	#	Banco Bradesco SA/Cayman Islands, 6.750%, due 09/29/19	554,865	0.1

558,000	#	BNP Paribas, 7.195%, due 12/31/49	491,040	0.1

1,125,000	#	BPCE S.A., 12.500%, due 08/29/49	1,094,344	0.1

610,000	#	Commonwealth Bank of Australia, 5.000%, due 10/15/19	634,380	0.1

605,000	#	Crown Castle Towers LLC, 6.113%, due 01/15/20	665,239	0.1

837,000	#	DBS Capital Funding Corp., 7.657%, due 03/31/49	855,833	0.1

1,400,000	#	Irish Life & Permanent Group Holdings PLC, 3.600%, due 01/14/13	1,387,905	0.1

480,000	#	Metropolitan Life Global Funding I, 5.125%, due 04/10/13	519,491	0.1
470,000	#	Metropolitan Life Global Funding I, 5.125%, due 06/10/14	511,028

497,000	#,L	Nordea Bank AB, 5.424%, due 12/29/49	444,917	0.0

1,960,000	#	Royal Bank of Scotland PLC, 2.625%, due 05/11/12	2,010,921	0.2

1,500,000	#	Svenska Handelsbanken AB, 4.875%, due 06/10/14	1,585,196	0.2

1,280,000	#	Unicredit Luxembourg Finance S.A., 6.000%, due 10/31/17	1,279,343	0.1

1,619,000	#,L	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,546,145	0.2

314,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 6.750%, due 09/02/19	349,602	0.0

2,157,000	#	Woori Bank, 6.125%, due 05/03/16	2,174,262	0.2

See Accompanying Notes to Financial Statements

127

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

		Financials (continued)

$150,000	#	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	$133,128	0.0

430,000	#	ZFS Finance USA Trust V, 6.500%, due 05/09/37	389,150	0.0

		Other Securities	25,891,293	2.6

			43,293,731	4.4

		Health Care: 0.7%
1,510,000	#	Roche Holdings, Inc., 6.000%, due 03/01/19	1,762,027	0.2

		Other Securities	5,614,093	0.5

			7,376,120	0.7

		Industrials: 0.6%
873,000	#	Atlas Copco AB, 5.600%, due 05/22/17	946,501	0.1

1,754,000	#	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	1,883,177	0.2

1,283,000	I	Kennametal, Inc., 7.200%, due 06/15/12	1,364,514	0.1

		Other Securities	1,485,818	0.2

			5,680,010	0.6

		Information Technology: 0.3%
		Other Securities	2,552,402	0.3

		Materials: 0.2%
		Other Securities	2,021,679	0.2

		Telecommunication Services: 0.6%
319,000	#	Qtel International Finance Ltd., 7.875%, due 06/10/19	370,081	0.0

		Other Securities	5,812,001	0.6

			6,182,082	0.6

		Utilities: 1.0%
1,933,761	I	Bruce Mansfield Unit, 6.850%, due 06/01/34	2,013,056	0.2

902,000	#	EDP Finance BV, 6.000%, due 02/02/18	889,681	0.1

940,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	945,914	0.1

858,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	931,317	0.1

765,000	#	PSEG Power, LLC, 5.320%, due 09/15/16	825,509	0.2
991,000		PSEG Power, LLC, 6.950%, due 06/01/12	1,083,167

		Other Securities	3,325,789	0.3

			10,014,433	1.0
		Total Corporate Bonds/Notes (Cost $99,074,949)	104,944,383	10.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.9%

		Federal Home Loan Mortgage Corporation##: 5.0%
9,730,642		4.500%, due 08/01/18-06/01/39	10,227,399	5.0
18,543,351		5.000%, due 03/01/18-09/01/39	19,685,998
7,602,666		5.500%, due 01/01/19-02/01/37	8,212,008
7,727,618		6.000%, due 04/01/16-05/01/37	8,458,890
2,395,759		6.500%, due 05/01/34-02/01/38	2,644,333

			49,228,628	5.0

See Accompanying Notes to Financial Statements

128

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

		Federal National Mortgage Association##: 8.2%
$17,030,811		5.000%, due 11/01/17-11/01/39	$18,114,871	8.2
26,944,658		5.500%, due 11/01/17-08/01/38	29,064,027
15,003,998		6.000%, due 02/01/17-07/01/37	16,423,291
15,486,875		4.010%-7.500%, due 11/15/10-06/01/31	16,737,072

			80,339,261	8.2

		Government National Mortgage Association: 1.6%
6,860,579		5.000%, due 07/20/33-09/15/39	7,333,056	1.6
7,607,482		4.500%-6.000%, due 09/15/32-07/20/33	8,260,036

			15,593,092	1.6

		Other U.S. Agency Obligations: 0.1%
		Other Securities	622,194	0.1

		Total U.S. Government Agency Obligations (Cost $136,534,709)	145,783,175	14.9

U.S. TREASURY OBLIGATIONS: 13.4%

		U.S. Treasury Notes: 13.4%
6,848,000		1.375%, due 01/15/13	6,941,092	13.4
19,882,000		1.875%, due 04/30/14	20,243,912
13,666,000		2.750%, due 10/31/13	14,384,531
14,194,000		3.750%, due 11/15/18	15,296,249
5,949,000		5.000%, due 05/15/37	7,091,392
23,103,000		5.125%, due 06/30/11-05/15/16	24,311,331
6,312,000		5.250%, due 02/15/29	7,597,085
4,440,000		8.500%, due 02/15/20	6,513,618
26,803,000	L	1.500%-9.875%, due 08/31/10-02/15/36	29,301,410

		Total U.S. Treasury Obligations (Cost $126,902,878)	131,680,620	13.4

ASSET-BACKED SECURITIES: 1.1%

		Credit Card Asset-Backed Securities: 0.2%
		Other Securities	1,873,459	0.2

		Home Equity Asset-Backed Securities: 0.1%
1,144,987	#	Bayview Financial Revolving Mortgage Loan Trust, 1.947%, due 12/28/40	471,506	0.0

		Other Securities	915,765	0.1

			1,387,271	0.1

		Other Asset-Backed Securities: 0.8%
1,134,757	#	Anthracite CDO I Ltd., 0.797%, due 05/24/17	1,062,473	0.1

4,858,836		Small Business Administration, 4.770%-5.180%, due 04/01/24-08/01/25	5,220,926	0.6

		Other Securities	1,098,920	0.1

			7,382,319	0.8
		Total Asset-Backed Securities (Cost $12,470,092)	10,643,049	1.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%

30,362	#	BlackRock Capital Finance LP, 7.750%, due 09/25/26	20,942	0.0

7,349,933		JP Morgan Chase Commercial Mortgage Securities Corp., 4.780%-6.064%,
		due 09/12/37-06/15/49	7,363,344	0.8

See Accompanying Notes to Financial Statements

129

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

$5,713,051	#,ˆ	Morgan Stanley Capital I, 1.134%, due 11/15/30	$231,000	0.0

1,185,451	#	Spirit Master Funding, LLC, 5.050%, due 07/20/23	1,031,627	0.1

359,641	#	System Energy Resources, Inc., 5.129%, due 01/15/14	367,429	0.0

		Other Securities	15,550,049	1.6

		Total Collateralized Mortgage Obligations (Cost $25,093,321)	24,564,391	2.5

MUNICIPAL BONDS: 0.5%

		Massachusetts: 0.3%
		Other Securities	2,330,046	0.3

		New Jersey: 0.1%
		Other Securities	1,134,378	0.1

		New York: 0.1%
		Other Securities	1,137,957	0.1

		Total Municipal Bonds (Cost $4,182,667)	4,602,381	0.5

OTHER BONDS: 0.3%

		Foreign Government Bonds: 0.3%
1,800,000	#	Russian Foreign Bond — Eurobond, 3.625%, due 04/29/15	1,750,500	0.2

611,000	#	Societe Financement de l’Economie Francaise, 3.375%, due 05/05/14	638,843	0.1

		Other Securities	122,655	0.0

		Total Other Bonds (Cost $2,504,953)	2,511,998	0.3

		Total Long-Term Investments (Cost $943,966,277)	972,794,760	99.2

SHORT-TERM INVESTMENTS: 1.2%

		Commercial Paper: 0.8%
7,668,000		BNP Paribas, 0.040%, due 07/01/10	7,667,991	0.8

		Total Commercial Paper (Cost $7,667,991)	7,667,991	0.8

See Accompanying Notes to Financial Statements

130

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Securities Lending CollateralCC: 0.4%
2,719,465		BNY Mellon Overnight Government Fund(1)	$2,719,465	0.2

2,385,323	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,908,259	0.2

		Total Securities Lending Collateral (Cost $5,104,788)	4,627,724	0.4

		Total Short-Term Investments (Cost $12,772,779)	12,295,715	1.2

		Total Investments in Securities (Cost $956,739,056)*	$985,090,475	100.4
		Other Assets and Liabilities - Net	(4,175,903)	(0.4)

		Net Assets	$980,914,572	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage
		Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	*	Cost for federal income tax purposes is $983,995,061.

		Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$69,518,302
Gross Unrealized Depreciation	(68,422,888)

Net Unrealized Appreciation	$1,095,414

See Accompanying Notes to Financial Statements

131

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$47,339,257	$—	$—	$47,339,257
Consumer Staples	54,363,546	18,603,161	—	72,966,707
Energy	68,744,314	—	—	68,744,314
Financials	118,198,573	1,091,743	—	119,290,316
Health Care	53,329,675	4,273,541	—	57,603,216
Industrials	65,150,776	—	—	65,150,776
Information Technology	44,480,759	—	—	44,480,759
Materials	17,434,608	—	—	17,434,608
Telecommunication Services	17,739,428	7,850,302	—	25,589,730
Utilities	28,966,100	—	—	28,966,100

Total Common Stock	515,747,036	31,818,747	—	547,565,783

Preferred Stock	—	498,980	—	498,980
Corporate Bonds/Notes	—	104,944,383	—	104,944,383
U.S. Government Agency Obligations	—	145,783,175	—	145,783,175
U.S. Treasury Obligations	—	131,680,620	—	131,680,620
Asset-Backed Securities	—	9,109,070	1,533,979	10,643,049
Collateralized Mortgage Obligations	—	24,564,391	—	24,564,391
Municipal Bonds	—	4,602,381	—	4,602,381
Other Bonds	—	2,511,998	—	2,511,998
Short-Term Investments	2,719,465	7,667,991	1,908,259	12,295,715

Total Investments, at value	$518,466,501	$463,181,736	$3,442,238	$985,090,475

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Asset-Backed Securities	$509,497	$1,062,404	$(67,043)	$3,081	$1,023	$25,017	$—	$—	$1,533,979
Short-Term Investments	1,908,259	—	—	—	—	—	—	—	1,908,259

Total Investments, at value	$2,417,756	$1,062,404	$(67,043)	$3,081	$1,023	$25,016	$—	$—	$3,442,238

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $25,017.

See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

132

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio
as of June 30, 2010 (Unaudited)

Industry Allocation as of June 30, 2010
(as a percent of net assets)

Utilities	60.2%

Telecommunication Services	20.2%

Energy	9.8%

Consumer Discretionary	8.7%

Other Assets and Liabilities – Net*	1.1%

Net Assets	100.0%

*	Includes short-term investments related to commercial paper.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 93.0%

		Consumer Discretionary: 8.7%
650,000		Comcast Corp. – Special Class A	$10,679,500	2.4

175,626		Time Warner Cable, Inc.	9,146,602	2.1

1,004,000		Virgin Media, Inc.	16,756,760	3.8

		Other Securities	1,635,081	0.4

			38,217,943	8.7

		Energy: 8.9%
111,840		Consol Energy, Inc.	3,775,718	0.8

1,103,310		El Paso Corp.	12,257,774	2.8

819,541		Williams Cos., Inc.	14,981,209	3.4

		Other Securities	8,200,804	1.9

			39,215,505	8.9

		Telecommunication Services: 19.3%
129,700	@	American Tower Corp.	5,771,650	1.3

438,660		Cellcom Israel Ltd.	10,966,500	2.5

222,500		CenturyTel, Inc.	7,411,475	1.7

140,900	@	NII Holdings, Inc.	4,582,068	1.0

323,200		Partner Communications ADR	4,932,032	1.1

464,800		Portugal Telecom SGPS S.A.	4,645,662	1.1

926,000		Qwest Communications International, Inc.	4,861,500	1.1

222,480		Telefonica S.A.	4,121,382	0.9

125,138	@	Telenet Group Holding NV	3,283,118	0.7

280,000		Vivo Participacoes S.A. ADR	7,257,600	1.7

3,414,810		Vodafone Group PLC	7,036,182	1.6

415,714		Windstream Corp.	4,389,940	1.0

		Other Securities	15,994,431	3.6

			85,253,540	19.3

		Utilities: 56.1%
979,380	@	AES Corp.	9,049,471	2.0

393,510		American Electric Power Co., Inc.	12,710,373	2.9

387,090	@	Calpine Corp.	4,923,785	1.1

350,000		CenterPoint Energy, Inc.	4,606,000	1.0

140,740		CEZ A/S	5,728,406	1.3

1,086,370		CMS Energy Corp.	15,915,319	3.6

See Accompanying Notes to Financial Statements

133

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Utilities (continued)

178,090		Constellation Energy Group, Inc.	$5,743,403	1.3

122,900		CPFL Energia S.A. ADR	3,191,431	0.7

282,300		DPL, Inc.	6,746,970	1.5

209,845		E.ON AG	5,642,369	1.3

2,538,400		Energias de Portugal S.A.	7,554,400	1.7

160,700		Entergy Corp.	11,509,334	2.6

383,630		EQT Corp.	13,864,388	3.1

123,100		FirstEnergy Corp.	4,336,813	1.0

218,400		Fortum OYJ	4,794,043	1.1

1,064,680		National Grid PLC	7,773,185	1.8

76,400		NextEra Energy, Inc.	3,725,264	0.8

240,800		NiSource, Inc.	3,491,600	0.8

233,000		Northeast Utilities	5,936,840	1.3

366,614	@	NRG Energy, Inc.	7,775,883	1.8

165,900		OGE Energy Corp.	6,065,304	1.4

247,600		Pacific Gas & Electric Co.	10,176,360	2.3

349,400		PPL Corp.	8,717,530	2.0

375,920		Public Service Enterprise Group, Inc.	11,777,574	2.7

354,590		Questar Corp.	16,130,299	3.7

192,239		Red Electrica de Espana	6,883,124	1.6

155,720		Sempra Energy	7,286,139	1.7

576,700		Tractebel Energia S.A.	6,741,479	1.5

134,200		Wisconsin Energy Corp.	6,809,308	1.5

		Other Securities	21,940,072	5.0

			247,546,466	56.1
		Total Common Stock (Cost $411,292,591)	410,233,454	93.0

PREFERRED STOCK: 5.0%

		Energy: 0.9%
4,430		El Paso Corp.	4,264,983	0.9

		Utilities: 4.1%
242,120		Eletropaulo Metropolitana de Sao Paulo S.A.	4,863,862	1.1

96,000		NextEra Energy, Inc.	4,737,600	1.1

		Other Securities	8,342,408	1.9

			17,943,870	4.1
		Total Preferred Stock (Cost $20,742,023)	22,208,853	5.0

See Accompanying Notes to Financial Statements

134
SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

CORPORATE BONDS/NOTES: 0.9%

		Telecommunication Services: 0.9%
$3,184,000		Virgin Media, Inc., 6.500%, due 11/15/16	$3,745,180	0.9

		Total Corporate Bonds/Notes (Cost $2,847,403)	3,745,180	0.9
		Total Long-Term Investments (Cost $434,882,017)	436,187,487	98.9

SHORT-TERM INVESTMENTS: 0.9%

		Commercial Paper: 0.9%
4,198,000		AT&T, Inc., 0.050%, due 07/01/10	4,197,994	0.9

		Total Short-Term Investments (Cost $4,197,994)	4,197,994	0.9

		Total Investments in Securities (Cost $439,080,011)*	$440,385,481	99.8
		Other Assets and Liabilities - Net	706,380	0.2

		Net Assets	$441,091,861	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	@	Non-income producing security
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $449,099,365.

		Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$33,094,075
Gross Unrealized Depreciation	(41,807,959)

Net Unrealized Depreciation	$(8,713,884)

See Accompanying Notes to Financial Statements

135

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio
as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$38,217,943	$—	$—	$38,217,943
Energy	39,215,505	—	—	39,215,505
Telecommunication Services	60,182,934	25,070,606	—	85,253,540
Utilities	202,423,974	45,122,492	—	247,546,466

Total Common Stock	340,040,356	70,193,098	—	410,233,454

Preferred Stock	11,301,596	10,907,257	—	22,208,853
Corporate Bonds/Notes	—	3,745,180	—	3,745,180
Short-Term Investments	—	4,197,994	—	4,197,994

Total Investments, at value	$351,341,952	$89,043,529	$—	$440,385,481

Other Financial Instruments+:
Forward foreign currency contracts	—	378,204	—	378,204

Total Assets	$351,341,952	$89,421,733	$—	$440,763,685

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(758,985)	$—	$(758,985)

Total Liabilities	$—	$(758,985)	$—	$(758,985)

See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

136

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio
as of June 30, 2010 (Unaudited) (continued)

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For	Value	(Depreciation)

EU Euro	EUR 118,875	Buy	07/12/10	$146,352	$145,375	$(977)
EU Euro	EUR 128,949	Buy	07/12/10	159,210	157,695	(1,515)
EU Euro	EUR 568,811	Buy	09/14/10	696,937	695,870	(1,067)
EU Euro	EUR 110,599	Buy	09/14/10	136,757	135,304	(1,453)
British Pound	GBP 240,203	Buy	07/12/10	345,030	358,884	13,854
British Pound	GBP 298,184	Buy	07/12/10	436,523	445,513	8,990
British Pound	GBP 452,301	Buy	07/12/10	654,254	675,778	21,524
British Pound	GBP 91,760	Buy	07/12/10	133,669	137,097	3,428
British Pound	GBP 34,823	Buy	09/14/10	51,346	52,028	682

						$43,466

EU Euro	EUR 633,981	Sell	07/12/10	$849,477	$775,311	$74,166
EU Euro	EUR 670,554	Sell	07/12/10	862,607	820,036	42,571
EU Euro	EUR 4,696	Sell	07/12/10	5,743	5,743	—
EU Euro	EUR 1,814,000	Sell	07/12/10	2,216,799	2,218,385	(1,586)
EU Euro	EUR 5,547	Sell	09/14/10	6,670	6,786	(116)
EU Euro	EUR 138,172	Sell	09/14/10	169,939	169,037	902
EU Euro	EUR 55,012	Sell	09/14/10	67,117	67,300	(183)
EU Euro	EUR 46,419	Sell	09/14/10	56,825	56,788	37
EU Euro	EUR 1,497,606	Sell	09/15/10	1,804,560	1,832,150	(27,590)
EU Euro	EUR 16,332,858	Sell	09/15/10	19,678,154	19,981,386	(303,232)
EU Euro	EUR 1,113,054	Sell	09/15/10	1,341,186	1,361,695	(20,509)
EU Euro	EUR 1,814,858	Sell	09/15/10	2,181,350	2,220,271	(38,921)
EU Euro	EUR 2,816,984	Sell	09/15/10	3,394,297	3,446,258	(51,961)
British Pound	GBP 3,352,495	Sell	07/12/10	5,114,969	5,008,927	106,042
British Pound	GBP 3,352,495	Sell	07/12/10	5,114,935	5,008,927	106,008
British Pound	GBP 4,260,000	Sell	07/12/10	6,206,437	6,364,821	(158,384)
British Pound	GBP 2,294,000	Sell	07/12/10	3,339,640	3,427,441	(87,801)
British Pound	GBP 3,076,000	Sell	07/12/10	4,534,332	4,595,819	(61,487)
British Pound	GBP 193,591	Sell	07/12/10	287,039	289,242	(2,203)

						$(424,247)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$378,204

Total Asset Derivatives		$378,204

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$758,985

Total Liability Derivatives		$758,985

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss)
on Derivatives Recognized in Income
Foreign
Derivatives not accounted for	Currency
as hedging instruments	Related
under FASB ASC 815	Transactions*

Foreign exchange contracts	$5,375,302

Total	$5,375,302

See Accompanying Notes to Financial Statements

137

SUMMARY PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio
as of June 30, 2010 (Unaudited) (continued)

Change in Unrealized
Appreciation or (Depreciation)
on Derivatives Recognized in Income
Foreign
Derivatives not accounted for	Currency
as hedging instruments	Related
under FASB ASC 815	Transactions*

Foreign exchange contracts	$(663,080)

Total	$(663,080)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

138

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio
as of June 30, 2010 (Unaudited)

Country Allocation as of June 30, 2010
(as a percent of net assets)

United States	37.6%

United Kingdom	31.0%

Switzerland	8.7%

Sweden	4.8%

Netherlands	4.4%

France	3.0%

Finland	2.9%

Japan	2.8%

Ireland	2.5%

Other Assets and Liabilities – Net*	2.3%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 97.7%

		Finland: 2.9%
230,912		Kone OYJ	$9,193,855	2.9

		France: 3.0%
181,955		Groupe Danone	9,754,665	3.0

		Ireland: 2.5%
208,198		Accenture PLC	8,046,853	2.5

		Japan: 2.8%
388,200		Kao Corp.	9,133,900	2.8

		Netherlands: 4.4%
959,840		Reed Elsevier NV	10,625,675	3.3

174,189	L	Wolters Kluwer NV	3,340,428	1.1

			13,966,103	4.4

		Sweden: 4.8%
708,329		Swedish Match AB	15,478,634	4.8

		Switzerland: 8.7%
437,784		Nestle S.A.	21,109,434	6.6

141,511		Novartis AG	6,858,066	2.1

			27,967,500	8.7

		United Kingdom: 31.0%
233,238		Admiral Group PLC	4,884,536	1.5

910,065		British American Tobacco PLC	28,881,618	9.0

445,540		Diageo PLC	6,998,495	2.2

352,655		Experian Group Ltd.	3,066,794	1.0

746,939		Imperial Tobacco Group PLC	20,869,966	6.5

421,215		Reckitt Benckiser PLC	19,592,520	6.1

562,237		Unilever PLC	15,029,716	4.7

			99,323,645	31.0

See Accompanying Notes to Financial Statements

139

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		United States: 37.6%
156,760		Brown-Forman Corp.	$8,971,375	2.8

513,902		Dr Pepper Snapple Group, Inc.	19,214,796	6.0

319,867		Kellogg Co.	16,089,310	5.0

115,552		Mead Johnson Nutrition Co.	5,791,466	1.8

367,417		Microsoft Corp.	8,454,265	2.6

606,361	L	Moody’s Corp.	12,078,711	3.8

312,556		Philip Morris International, Inc.	14,327,567	4.5

246,277		Procter & Gamble Co.	14,771,694	4.6

179,162		Scotts Miracle-Gro Co.	7,956,584	2.5

136,292		Visa, Inc.	9,642,659	3.0

121,048		Weight Watchers International, Inc.	3,109,723	1.0

			120,408,150	37.6
		Total Common Stock (Cost $308,875,264)	313,273,305	97.7

SHORT-TERM INVESTMENTS: 0.7%

		Securities Lending CollateralCC: 0.7%
1,743,143		BNY Mellon Overnight Government Fund(1)	1,743,143	0.5

727,587	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	582,069	0.2

		Total Short-Term Investments (Cost $2,470,730)	2,325,212	0.7

		Total Investments in Securities (Cost $311,345,994)*	$315,598,517	98.4
		Other Assets and Liabilities - Net	5,037,916	1.6

		Net Assets	$320,636,433	100.0

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

	*	Cost for federal income tax purposes is $313,005,773.

		Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,664,633
Gross Unrealized Depreciation	(23,071,889)

Net Unrealized Appreciation	$2,592,744

See Accompanying Notes to Financial Statements

140

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio
as of June 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Consumer Discretionary	5.3%
Consumer Staples	70.5
Financials	5.3
Health Care	2.1
Industrials	3.8
Information Technology	8.2
Materials	2.5
Short-Term Investments	0.7
Other Assets and Liabilities – Net	1.6

Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Finland	$—	$9,193,855	$—	$9,193,855
France	—	9,754,665	—	9,754,665
Ireland	8,046,853	—	—	8,046,853
Japan	—	9,133,900	—	9,133,900
Netherlands	—	13,966,103	—	13,966,103
Sweden	—	15,478,634	—	15,478,634
Switzerland	—	27,967,500	—	27,967,500
United Kingdom	—	99,323,645	—	99,323,645
United States	120,408,150	—	—	120,408,150

Total Common Stock	128,455,003	184,818,302	—	313,273,305

Short-Term Investments	1,743,143	—	582,069	2,325,212

Total Investments, at value	$130,198,146	$184,818,302	$582,069	$315,598,517

Other Financial Instruments+:
Forward foreign currency contracts	—	630,418	—	630,418

Total Assets	$130,198,146	$185,448,720	$582,069	$316,228,935

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(1,349,310)	$—	$(1,349,310)

Total Liabilities	$—	$(1,349,310)	$—	$(1,349,310)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table Investments, at value
Short-Term Investments	$582,069	$—	$—	$—	$—	$—	$—	$—	$582,069

Total Investments, at value	$582,069	$—	$—	$—	$—	$—	$—	$—	$582,069

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at

See Accompanying Notes to Financial Statements

141

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio
as of June 30, 2010 (Unaudited) (continued)

measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Morgan Stanley Global Franchise Portfolio:

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For	Value	(Depreciation)

British Pound	GBP 5,462,500	Buy	07/01/10	$8,003,955	$8,161,512	$157,557
British Pound	GBP 5,462,500	Buy	07/01/10	8,003,874	8,161,512	157,638
British Pound	GBP 5,462,500	Buy	07/01/10	8,003,928	8,161,512	157,584
British Pound	GBP 5,462,500	Buy	07/01/10	8,003,873	8,161,512	157,639

						$630,418

British Pound	GBP 5,462,500	Sell	07/01/10	$7,824,212	$8,161,512	$(337,300)
British Pound	GBP 5,462,500	Sell	07/01/10	7,824,102	8,161,512	(337,410)
British Pound	GBP 5,462,500	Sell	07/01/10	7,824,212	8,161,512	(337,300)
British Pound	GBP 5,462,500	Sell	07/01/10	7,824,212	8,161,512	(337,300)

						$(1,349,310)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$630,418

Total Asset Derivatives		$630,418

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,349,310

Total Liability Derivatives		$1,349,310

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss)
on Derivatives Recognized in Income
Foreign
Derivatives not accounted for	Currency
as hedging instruments	Related
under FASB ASC 815	Transactions*

Foreign exchange contracts	$5,512,726

Total	$5,512,726

See Accompanying Notes to Financial Statements

142

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio
as of June 30, 2010 (Unaudited) (continued)

Change in Unrealized
Appreciation or (Depreciation)
on Derivatives Recognized in Income
Foreign
Derivatives not accounted for	Currency
as hedging instruments	Related
under FASB ASC 815	Transactions*

Foreign exchange contracts	$(1,843,452)

Total	$(1,843,452)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

143

SUMMARY PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
as of June 30, 2010 (Unaudited)

Country Allocation as of June 30, 2010
(as a percent of net assets)

United States	42.4%

Japan	6.9%

United Kingdom	4.7%

Switzerland	2.3%

France	2.1%

Germany	1.7%

Netherlands	1.0%

Sweden	0.8%

Spain	0.7%

Italy	0.5%

Countries less than 0.5%(1)	1.2%

Other Assets and Liabilities – Net	35.7%

Net Assets	100.0%

(1) Includes nine countries, which each represents less than 0.5% of net assets.

Portfolio holdings are subject to change daily.

			Percent of
Shares		Value	Net Assets

COMMON STOCK: 46.6%

	Austria: 0.0%
	Other Securities	$10,562	0.0

	Belgium: 0.2%
	Other Securities	143,438	0.2

	Bermuda: 0.1%
	Other Securities	76,404	0.1

	Denmark: 0.3%
	Other Securities	220,659	0.3

	Finland: 0.2%
	Other Securities	102,875	0.2

	France: 2.0%
2,687	Sanofi-Aventis	161,831	0.3

	Other Securities	1,163,012	1.7

		1,324,843	2.0

	Germany: 1.6%
	Other Securities	1,073,233	1.6

	Ireland: 0.1%
	Other Securities	87,776	0.1

	Italy: 0.5%
	Other Securities	348,893	0.5

	Japan: 6.9%
91,000	Sumitomo Osaka Cement Co., Ltd.	172,939	0.3

	Other Securities	4,426,748	6.6

		4,599,687	6.9

See Accompanying Notes to Financial Statements

144

SUMMARY PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Luxembourg: 0.1%
		Other Securities	$80,621	0.1

		Netherlands: 1.0%
10,276		Royal Dutch Shell PLC – Class B	253,926	0.4

		Other Securities	384,639	0.6

			638,565	1.0

		Norway: 0.2%
		Other Securities	106,821	0.2

		Portugal: 0.0%
		Other Securities	26,558	0.0

		Spain: 0.7%
		Other Securities	453,738	0.7

		Sweden: 0.8%
		Other Securities	550,972	0.8

		Switzerland: 2.3%
8,137		Nestle S.A.	392,357	0.6

3,949		Novartis AG	191,381	0.3

1,320		Roche Holding AG – Genusschein	181,687	0.2

		Other Securities	798,455	1.2

			1,563,880	2.3

		United Kingdom: 4.7%
25,873		HSBC Holdings PLC	236,368	0.4

79,659		Vodafone Group PLC	164,137	0.2

		Other Securities	2,745,548	4.1

			3,146,053	4.7

		United States: 24.9%
8,100	S	Abbott Laboratories	378,918	0.6

1,500	@,S	Apple, Inc.	377,295	0.6

8,300		Archer-Daniels-Midland Co.	214,306	0.3

6,800		Automatic Data Processing, Inc.	273,768	0.4

12,100		Bristol-Myers Squibb Co.	301,774	0.5

7,800		Campbell Soup Co.	279,474	0.4

4,500	S	Caterpillar, Inc.	270,315	0.4

17,500		CenterPoint Energy, Inc.	230,300	0.3

4,000		Chevron Corp.	271,440	0.4

5,400		Chubb Corp.	270,054	0.4

10,600	@,S	Cisco Systems, Inc.	225,886	0.3

4,000	S	Coca-Cola Co.	200,480	0.3

5,600		ConocoPhillips	274,904	0.4

See Accompanying Notes to Financial Statements

145

SUMMARY PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		United States (continued)

8,100		EI Du Pont de Nemours & Co.	$280,179	0.4

4,138		ExxonMobil Corp.	236,156	0.4

17,600		General Electric Co.	253,792	0.4

5,100		Genuine Parts Co.	201,195	0.3

400	@,S	Google, Inc. – Class A	177,980	0.3

4,600	S	Hewlett-Packard Co.	199,088	0.3

5,100		Integrys Energy Group, Inc.	223,074	0.3

18,400	S	Intel Corp.	357,880	0.5

4,300	S	International Business Machines Corp.	530,964	0.8

7,700	S	Johnson & Johnson	454,762	0.7

8,900		JP Morgan Chase & Co.	325,829	0.5

8,700		Marathon Oil Corp.	270,483	0.4

5,000	S	McDonald’s Corp.	329,350	0.5

22,700	S	Microsoft Corp.	522,332	0.8

3,400		Northrop Grumman Corp.	185,096	0.3

2,700		PepsiCo, Inc.	164,565	0.2

5,100		Philip Morris International, Inc.	233,784	0.3

4,000		Raytheon Co.	193,560	0.3

9,900		Verizon Communications, Inc.	277,398	0.4

5,600		Wal-Mart Stores, Inc.	269,192	0.4

8,645	S	Waste Management, Inc.	270,502	0.4

6,800	S	Yum! Brands, Inc.	265,472	0.4

		Other Securities	6,878,002	10.3

			16,669,549	24.9
		Total Common Stock (Cost $34,061,631)	31,225,127	46.6

REAL ESTATE INVESTMENT TRUSTS: 0.8%

		France: 0.1%
		Other Securities	37,649	0.1

		United Kingdom: 0.0%
		Other Securities	31,135	0.0

		United States: 0.7%
4,900		Health Care Real Estate Investment Trust, Inc.	206,388	0.3

5,800		Plum Creek Timber Co., Inc.	200,274	0.3

		Other Securities	42,041	0.1

			448,703	0.7
		Total Real Estate Investment Trusts (Cost $542,022)	517,487	0.8

EXCHANGE-TRADED FUNDS: 0.5%

		United States: 0.5%
8,500	S	SPDR Barclays Capital High Yield Bond ETF	321,555	0.5

		Total Exchange-Traded Funds (Cost $317,709)	321,555	0.5

See Accompanying Notes to Financial Statements

146

SUMMARY PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

MUTUAL FUNDS: 8.5%

		United States: 8.5%
266,290		Morgan Stanley Institutional Fund Trust – Core Plus Fixed Income Portfolio	$2,593,661	8.5
52,657		Morgan Stanley Institutional Fund, Inc. – Capital Growth Portfolio	972,043
92,951		Morgan Stanley Institutional Fund, Inc. – Emerging Markets Debt Portfolio	1,154,454
73,806		Morgan Stanley Institutional Fund, Inc. – Global Franchise Portfolio	987,519

		Total Mutual Funds (Cost $5,569,849)	5,707,677	8.5

PREFERRED STOCK: 0.1%

		Germany: 0.1%
		Other Securities	59,439	0.1

		Total Preferred Stock (Cost $63,125)	59,439	0.1

RIGHTS: 0.0%

		Norway: 0.0%
		Other Securities	136	0.0

		Spain: 0.0%
		Other Securities	1,189	0.0

		Total Rights (Cost $—)	1,325	0.0

WARRANTS: 0.0%

		Italy: 0.0%
		Other Securities	8	0.0

		Total Warrants (Cost $—)	8	0.0

Principal				Percent of
Amount			Value	Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.3%

		Federal Home Loan Mortgage Corporation##: 2.0%
$1,240,000	S	5.500%, due 08/20/12	$1,363,695	2.0

		Federal National Mortgage Association##: 2.3%
1,415,000	S	4.875%, due 05/18/12	1,525,015	2.3

		Total U.S. Government Agency Obligations (Cost $2,768,695)	2,888,710	4.3

See Accompanying Notes to Financial Statements

147

SUMMARY PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

U.S. TREASURY OBLIGATIONS: 3.5%

		U.S. Treasury Notes: 3.5%
$2,125,000	S	4.000%, due 08/15/18	$2,337,666	3.5

		Total U.S. Treasury Obligations (Cost $2,151,644)	2,337,666	3.5

		Total Investments in Securities (Cost $45,474,675)*	$43,058,994	64.3
		Other Assets and Liabilities - Net	23,938,367	35.7

		Net Assets	$66,997,361	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	@	Non-income producing security
	##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $46,046,040.

		Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$878,259
Gross Unrealized Depreciation	(3,865,305)

Net Unrealized Depreciation	$(2,987,046)

Percentage of
Industry	Net Assets

Consumer Discretionary	4.9%
Consumer Staples	5.3
Energy	4.0
Federal Home Loan Mortgage Corporation##	2.0
Federal National Mortgage Association##	2.3
Financials	7.2
Health Care	5.1
Industrials	6.1
Information Technology	7.7
Materials	3.8
Open-End Funds	8.5
Telecommunication Services	1.8
U.S. Treasury Notes	3.5
Utilities	1.6
Other Long-Term Investments	0.5
Other Assets and Liabilities - Net	35.7

Net Assets	100.0%

See Accompanying Notes to Financial Statements

148

SUMMARY PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements ^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Austria	$—	$10,562	$—	$10,562
Belgium	—	143,438	—	143,438
Bermuda	67,890	8,514	—	76,404
Denmark	—	220,659	—	220,659
Finland	—	102,875	—	102,875
France	14,838	1,310,005	—	1,324,843
Germany	15,897	1,057,336	—	1,073,233
Ireland	57,449	30,327	—	87,776
Italy	—	348,893	—	348,893
Japan	—	4,599,687	—	4,599,687
Luxembourg	—	80,621	—	80,621
Netherlands	—	638,565	—	638,565
Norway	—	106,821	—	106,821
Portugal	—	26,558	—	26,558
Spain	—	453,738	—	453,738
Sweden	—	550,972	—	550,972
Switzerland	5,148	1,558,732	—	1,563,880
United Kingdom	—	3,146,053	—	3,146,053
United States	16,669,549	—	—	16,669,549

Total Common Stock	16,830,771	14,394,356	—	31,225,127

Real Estate Investment Trusts	448,703	68,784	—	517,487
Exchange-Traded Funds	321,555	—	—	321,555
Mutual Funds	5,707,677	—	—	5,707,677
Preferred Stock	—	59,439	—	59,439
Rights	136	1,189	—	1,325
Warrants	—	8	—	8
U.S. Government Agency Obligations	—	2,888,710	—	2,888,710
U.S. Treasury Obligations	—	2,337,666	—	2,337,666

Total Investments, at value	$23,308,842	$19,750,152	$—	$43,058,994

Other Financial Instruments+:
Forward foreign currency contracts	—	43,604	—	43,604
Futures	207,332	—	—	207,332

Total Assets	$23,516,174	$19,793,756	$—	$43,309,930

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(189,779)	$—	$(189,779)
Futures	(568,945)	—	—	(568,945)

Total Liabilities	$(568,945)	$(189,779)	$—	$(758,724)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

149

SUMMARY PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
as of June 30, 2010 (Unaudited) (continued)

ING Morgan Stanley Global Tactical Asset Allocation Portfolio Open Futures Contracts on June 30, 2010:

				Unrealized
	Number	Expiration	Market	Appreciation/
Contract Description	of Contracts	Date	Value	(Depreciation)

Long Contracts

ASX SPI 200® Index	17	09/16/10	$1,524,705	$(86,868)
CAC40® 10 Euro	11	07/16/10	462,997	(20,944)
DAX Index	2	09/17/10	364,502	(15,957)
Euro STOXX 50®	26	09/17/10	816,474	(19,529)
FTSE 100 Index	7	09/17/10	510,436	(32,087)
Hang Seng Index	3	07/29/10	386,784	(12,626)
MSCI Singapore Index (SGX)	8	07/29/10	384,307	(5,613)
S&P 500 E-Mini	76	09/17/10	3,901,080	(299,188)
S&P/TSX 60 Index	17	09/16/10	2,105,378	(76,133)
U.S. Treasury 5-Year Note	7	09/30/10	828,461	11,853
U.S. Treasury 10-Year Note	56	09/21/10	6,862,625	94,030
U.S. Treasury Long Bond	9	09/21/10	1,147,500	46,176

			$19,295,249	$(416,886)

Short Contracts

Russell 2000® Mini Index	10	09/17/10	$607,800	$46,984
Tokyo Price Index (TOPIX)	2	09/09/10	189,674	8,289

			$797,474	$55,273

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Morgan Stanley Global Tactical Asset Allocation Portfolio:

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For	Value	(Depreciation)

Australian Dollar	AUD 1,501,400	BUY	07/15/10	$1,289,478	$1,261,494	$(27,984)
Australian Dollar	AUD 208,975	BUY	07/15/10	179,625	175,583	(4,042)
Australian Dollar	AUD 393,094	BUY	07/15/10	337,393	330,282	(7,111)
Canadian Dollar	CAD 2,082,558	BUY	07/15/10	2,023,669	1,956,096	(67,573)
Canadian Dollar	CAD 1,102,625	BUY	07/15/10	1,071,394	1,035,669	(35,725)
Canadian Dollar	CAD 804,429	BUY	07/15/10	757,217	755,581	(1,636)
EU Euro	EUR 1,371,191	BUY	07/15/10	1,689,677	1,676,887	(12,790)
British Pound	GBP 444,317	BUY	07/15/10	658,496	663,849	5,353
Hong Kong Sar Dollar	HKD 3,755,032	BUY	07/15/10	482,051	482,258	207
Indian Rupee	INR 30,608	BUY	07/15/10	656	658	2
Japanese Yen	JPY 13,073,838	BUY	07/15/10	143,117	147,905	4,788
Mexican Peso	MXN 27,261	BUY	07/15/10	2,160	2,105	(55)
Norwegian Krone	NOK 68,607	BUY	07/15/10	10,772	10,534	(238)
Russian Ruble	RUB 35,978	BUY	07/15/10	1,143	1,149	6
Swedish Krona	SEK 295,996	BUY	07/15/10	38,169	37,961	(208)
Singapore Dollar	SGD 477,302	BUY	07/15/10	342,422	341,120	(1,302)

						$(148,308)

Brazilian Real	BRL 120,568	SELL	07/15/10	$66,135	$66,584	$(449)
Canadian Dollar	CAD 754,831	SELL	07/15/10	738,886	708,994	29,892
EU Euro	EUR 133,493	SELL	07/15/10	164,625	163,255	1,370
EU Euro	EUR 202,211	SELL	07/15/10	248,992	247,292	1,700
British Pound	GBP 111,325	SELL	07/15/10	164,990	166,330	(1,340)
Japanese Yen	JPY 79,859,214	SELL	07/15/10	874,125	903,451	(29,326)
Norwegian Krone	NOK 82,233	SELL	07/15/10	12,912	12,626	286

						$2,133

See Accompanying Notes to Financial Statements

150

SUMMARY PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
as of June 30, 2010 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$43,604
Equity contracts	Net Assets — Unrealized appreciation*	55,273
Interest rate contracts	Net Assets — Unrealized appreciation*	152,059

Total Asset Derivatives		$250,936

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$189,779
Equity contracts	Net Assets — Unrealized depreciation*	568,945

Total Liability Derivatives		$758,724

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss)
	on Derivatives Recognized in Income
	Foreign
Derivatives not accounted for	Currency
as hedging instruments	Related
under FASB ASC 815	Transactions*	Futures	Total

Equity contracts	$—	$199,875	$199,875
Foreign exchange contracts	(407,468)	—	(407,468)
Interest rate contracts	—	305,823	305,823

Total	$(407,468)	$505,698	$98,230

	Change in Unrealized
	Appreciation or (Depreciation)
	on Derivatives Recognized in Income
	Foreign
Derivatives not accounted for	Currency
as hedging instruments	Related
under FASB ASC 815	Transactions*	Futures	Total

Equity contracts	$—	$(882,713)	$(882,713)
Foreign exchange contracts	(104,856)	—	(104,856)
Interest rate contracts	—	332,971	332,971

Total	$(104,856)	$(549,742)	$(654,598)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

151

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited)

Investment Type Allocation as of June 30, 2010
(as a percent of net assets)

Corporate Bonds/Notes	27.9%

U.S. Treasury Obligations	27.1%

U.S. Government Agency Obligations	24.0%

Collateralized Mortgage Obligations	4.5%

Municipal Bonds	2.8%

Asset-Backed Securities	2.3%

Other Bonds	1.2%

Preferred Stock	1.0%

Other Assets and Liabilities – Net*	9.2%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral, U.S. government agency obligation and U.S. Treasury Bill.

Portfolio holdings are subject to change daily.

Principal					Percent of
Amount				Value	Net Assets

CORPORATE BONDS/NOTES: 27.9%

			Consumer Discretionary: 0.3%
			Other Securities	$13,299,067	0.3

			Consumer Staples: 1.7%
	$18,000,000	S	Duke University, 4.200%-5.150%, due 04/01/14-04/01/19	19,578,890	0.5

	5,500,000	#,S	President and Fellows of Harvard College, 6.000%, due 01/15/19	6,517,308	0.9
	21,500,000	#,S	President and Fellows of Harvard College, 6.500%, due 01/15/39	27,047,774

			Other Securities	11,679,439	0.3

				64,823,411	1.7

			Energy: 2.1%
	13,500,000		Gaz Capital for Gazprom, 8.625%, due 04/28/34	15,541,875	0.4

	11,300,000	S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	12,223,210	0.3

	21,100,000	S	Petrobras International Finance Co., 7.875%, due 03/15/19	24,247,234	0.7

	14,900,000	S	Petroleos Mexicanos, 8.000%, due 05/03/19	17,805,500	0.5

	1,300,000	#,S	Williams Cos., Inc., 6.375%, due 10/01/10	1,311,333	0.0

			Other Securities	7,639,386	0.2

				78,768,538	2.1

			Financials: 20.8%
	17,979,000	S	American Express Credit Corp., 0.498%-5.875%, due 10/04/10-05/02/13	18,232,893	0.5

	19,100,000	S	American General Finance Corp., 0.787%-7.250%, due 03/15/11-12/15/17	17,540,039	0.5

EUR	1,700,000		American International Group, Inc., 4.875%, due 03/15/67	1,112,185	0.9
GBP	7,300,000		American International Group, Inc., 5.950%, due 10/04/10	10,946,499
	$22,000,000	S	American International Group, Inc., 0.466%-5.850%, due 07/26/10-01/16/18	20,827,467

	4,800,000	#,S	ANZ National International Ltd., 6.200%, due 07/19/13	5,321,592	0.2

	23,500,000	S	Bank of America Corp., 6.500%, due 08/01/16	25,464,248	1.0
	13,000,000	S	Bank of America Corp., 2.100%, due 04/30/12	13,318,721

	13,600,000	S	Bank of America NA, 0.817%, due 06/15/16	11,919,339	0.3

	1,200,000	#,L	Bank of China Hong Kong Ltd., 5.550%, due 02/11/20	1,214,195	0.0

	2,300,000	#,S	Bank of Montreal, 2.850%, due 06/09/15	2,340,271	0.1

	2,900,000	#,S	Barclays Bank PLC, 6.050%, due 12/04/17	2,931,140	0.1

	200,000	S	Bear Stearns Cos., Inc., 0.646%, due 08/15/11	200,191	0.0

EUR	4,100,000		Bear Stearns Cos., Inc., 0.992%, due 09/26/13	4,849,553	0.1

	$9,300,000	S	Bear Stearns Cos., Inc., 6.950%-7.250%, due 08/10/12-02/01/18	10,782,158	0.3

	11,990,000	#,S	BNP Paribas, 5.186%, due 06/29/49	9,921,725	0.3

See Accompanying Notes to Financial Statements

152

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal					Percent of
Amount				Value	Net Assets

			Financials (continued)

	$17,173,021	S,L	CIT Group, Inc., 7.000%-9.500%, due 01/20/12-05/01/17	$16,293,886	0.4

	31,800,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57	31,130,218	0.8

	18,300,000	S	Citigroup, Inc., 5.500%, due 04/11/13	19,035,074	1.1
	21,600,000	S	Citigroup, Inc., 0.535%-8.500%, due 05/18/11-05/22/19	22,856,482

	4,700,000	#,S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	4,234,019	0.1

	4,200,000	#,S	Corp Nacional del Cobre de Chile — CODELCO, 7.500%, due 01/15/19	5,163,194	0.1

	25,900,000	#,S	Dexia Credit Local/New York NY, 0.938%, due 03/05/13	25,927,843	0.7

	19,200,000	S	Export-Import Bank of Korea, 5.875%, due 01/14/15	20,845,037	0.6
	1,900,000		Export-Import Bank of Korea, 5.125%, due 06/29/20	1,915,044

	11,737,367	S	Ford Motor Credit Co., LLC, 3.310%-8.000%, due 02/01/11-12/15/16	11,855,667	0.3

	20,600,000	S	General Electric Capital Corp., 2.625%, due 12/28/12	21,420,065	1.4
EUR	9,700,000		General Electric Capital Corp., 5.500%, due 09/15/67	9,963,804
	$18,100,000	S	General Electric Capital Corp., 2.000%-6.875%, due 12/09/11-01/10/39	18,835,316

	12,200,000	S	General Motors Acceptance Corp., 6.875%, due 09/15/11	12,357,148	0.3

	26,700,000	S	Goldman Sachs Group, Inc., 5.950%-6.875%, due 01/15/11-10/01/37	27,295,282	0.7

EUR	9,500,000		International Lease Finance Corp., 1.058%, due 08/15/11	10,702,974	0.6
	$11,700,000	S	International Lease Finance Corp., 5.300%-5.450%, due 03/24/11-05/01/12	11,227,050

	40,000,000	S	JP Morgan Chase & Co., 0.664%-7.900%, due 12/21/11-04/29/49	41,712,418	1.1

	22,400,000	S	Merrill Lynch & Co., Inc., 0.544%-6.875%, due 11/01/11-04/25/18	23,321,562	0.6

EUR	14,000,000		Morgan Stanley, 0.944%, due 07/20/12	16,297,342	0.8
	$14,592,000	S	Morgan Stanley, 0.550%-6.250%, due 01/09/12-12/28/17	14,348,136

	4,000,000	#,S	National Australia Bank Ltd., 5.350%, due 06/12/13	4,336,616	0.1

	1,200,000	#,S	Pacific LifeCorp, 6.000%, due 02/10/20	1,275,781	0.0

	4,900,000	#,S	Pricoa Global Funding I, 0.438%, due 01/30/12	4,807,209	0.2
	2,000,000	#,S	Pricoa Global Funding I, 0.737%, due 09/27/13	1,913,286

	2,137,000	#,S	Rabobank, 11.000%, due 12/29/49	2,646,619	0.1

	1,500,000	#,S	Resona Bank Ltd., 5.850%, due 09/29/49	1,419,297	0.0

	3,900,000	#,S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	2,554,500	0.1

	11,800,000	#	Royal Bank of Scotland PLC, 1.450%, due 10/20/11	11,826,102	0.7
	11,300,000	#,S	Royal Bank of Scotland PLC, 3.000%, due 12/09/11	11,604,953
	900,000	#,S	Royal Bank of Scotland PLC, 4.875%, due 08/25/14	903,458

	22,800,000	#,S	Santander US Debt SA Unipersonal, 1.333%, due 03/30/12	22,383,794	0.6

	6,500,000	#,S	Societe Generale, 5.922%, due 12/31/49	4,926,773	0.1

	2,700,000	#,S	Temasek Financial I Ltd., 4.300%, due 10/25/19	2,814,944	0.1

	1,700,000	#,S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	1,986,149	0.1

	10,700,000	S	UBS AG/Stamford CT, 1.584%-5.875%, due 02/23/12-04/25/18	11,049,789	0.3

	31,015,000	S	Wachovia Corp., 0.433%-5.750%, due 10/15/11-02/01/18	31,018,924	0.8

	27,092,000	S	Wells Fargo & Company, 7.980%, due 02/28/49	28,040,220	0.8

	3,000,000	#,S	Westpac Banking Corp., 0.784%, due 07/16/14	3,018,966	0.1

	350,000	#,S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	310,632	0.0

			Other Securities(a)	104,574,865	2.8

				777,072,654	20.8

			Health Care: 0.8%
	12,700,000	S	Amgen, Inc., 6.150%, due 06/01/18	15,046,300	0.4

	10,600,000	S	Novartis Capital Corp., 4.125%, due 02/10/14	11,446,251	0.3

			Other Securities	3,010,554	0.1

				29,503,105	0.8

See Accompanying Notes to Financial Statements

153

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

		Industrials: 0.3%
$3,400,000	#,S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	$2,241,991	0.1

125,953	±,S,I	United Air Lines, Inc., 9.350%, due 04/07/16	29,599	0.0

		Other Securities	8,266,815	0.2

			10,538,405	0.3

		Information Technology: 0.6%
12,400,000	S	Oracle Corp., 5.750%, due 04/15/18	14,378,098	0.4

		Other Securities	7,800,821	0.2

			22,178,919	0.6

		Materials: 0.1%
2,200,000	#,S	Sealed Air Corp., 5.625%, due 07/15/13	2,303,008	0.1

		Telecommunication Services: 0.9%
20,700,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 5.250%, due 02/01/12	21,950,632	0.6

		Other Securities	12,539,571	0.3

			34,490,203	0.9

		Utilities: 0.3%
3,700,000	#,S	Electricite de France, 5.500%, due 01/26/14	4,092,611	0.3
1,300,000	#,S	Electricite de France, 6.500%, due 01/26/19	1,515,235
3,700,000	#,S	Electricite de France, 6.950%, due 01/26/39	4,474,854

			10,082,700	0.3
		Total Corporate Bonds/Notes (Cost $1,002,360,197)	1,043,060,010	27.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.0%

		Federal Home Loan Mortgage Corporation##: 4.3%
21,100,000	S	1.125%, due 06/01/11	21,236,749	4.3
23,800,000	L	1.125%, due 07/27/12	23,980,523
45,000,000	W	5.500%, due 08/14/36	48,150,000
30,000,000	W	6.000%, due 08/15/34	32,470,320
34,192,425	S	0.700%-8.250%, due 03/15/17-10/25/44	36,142,050

			161,979,642	4.3

		Federal National Mortgage Association##: 19.6%
20,700,000	L	1.750%, due 05/07/13	21,092,783	19.6
103,000,000	W	4.500%, due 07/15/35-09/01/39	106,302,969
59,899,197	S	5.500%, due 06/01/23-04/01/37	64,559,324
20,000,000	W	6.000%, due 07/14/37-08/12/40	21,660,004
367,830,181	S	6.000%, due 09/01/21-11/01/39	400,127,367
29,000,000	W	6.500%, due 07/15/33	31,764,077
85,106,085	W,S,L	0.547%-6.500%, due 07/30/12-08/01/42	88,137,410

			733,643,934	19.6

See Accompanying Notes to Financial Statements

154

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

		Government National Mortgage Association: 0.1%
		Other Securities(b)	$4,120,075	0.1

		Total U.S. Government Agency Obligations (Cost $871,833,747)	899,743,651	24.0

U.S. TREASURY OBLIGATIONS: 27.1%

		U.S. Treasury Notes: 26.8%
$70,700,000	L	0.625%, due 06/30/12	70,716,685
53,100,000	S	0.750%, due 05/31/12	53,261,796
64,500,000	S	1.125%, due 06/15/13	64,766,772
53,000,000	S	1.375%, due 03/15/13-05/15/13	53,663,542
37,200,000	L	1.875%, due 06/30/15	37,348,242
88,200,000	S,L	2.125%, due 05/31/15	89,729,917

152,600,000	L	2.500%, due 04/30/15-06/30/17	153,656,143
51,300,000	S	2.750%, due 05/31/17	52,386,118	26.8
68,500,000	S	3.125%, due 04/30/17	71,614,627
25,600,000	S	3.375%, due 11/15/19	26,518,016
148,200,000	L	3.500%, due 05/15/20	155,123,459
40,100,000	S,L	3.625%, due 02/15/20	42,374,432
37,200,000	S	3.625%, due 08/15/19	39,341,902
20,000,000	S	4.375%, due 02/15/38-05/15/40	21,633,749
29,200,000	S	4.625%, due 02/15/40	32,827,195
35,100,000	S,L	2.250%-8.750%, due 01/31/15-11/15/39	40,232,185

			1,005,194,780	26.8

		Treasury Inflation Indexed Protected Securitiesip: 0.3%
9,570,451	S	2.000%-2.375%, due 01/15/25-01/15/26	10,614,895	0.3

		Total U.S. Treasury Obligations (Cost $993,405,666)	1,015,809,675	27.1

ASSET-BACKED SECURITIES: 2.3%

		Automobile Asset-Backed Securities: 0.3%
4,215,838	#,S	Ally Auto Receivables Trust, 1.320%, due 03/15/12	4,225,481	0.1

		Other Securities	5,740,724	0.2

			9,966,205	0.3

		Credit Card Asset-Backed Securities: 0.1%
		Other Securities	3,305,444	0.1

		Home Equity Asset-Backed Securities: 0.0%
		Other Securities	689,770	0.0

		Other Asset-Backed Securities: 1.9%
18,082,254	S	Small Business Administration, 5.160%, due 02/01/28	19,472,002	1.7
41,119,574	S	Small Business Administration, 5.290%-5.902%, due 02/10/18-03/01/28	44,878,871

		Other Securities	5,690,725	0.2

			70,041,598	1.9
		Total Asset-Backed Securities (Cost $80,781,965)	84,003,017	2.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.5%

4,547,306	S,I,ˆ	Countrywide Alternative Loan Trust, 4.653%, due 05/25/35	462,069	0.0

See Accompanying Notes to Financial Statements

155

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

$3,619,236	#,S	Countrywide Home Loan Mortgage Pass-through Trust, 0.687%, due 06/25/35	$2,970,066	0.1
45,329	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 05/25/33	45,201

11,100,000	S	Credit Suisse Mortgage Capital Certificates, 5.695%-5.846%, due 03/15/39-09/15/40	10,601,857	0.3

47,666,128	S,I,ˆ	First Horizon Alternative Mortgage Securities, 4.353%, due 01/25/36	4,408,378	0.1

24,470,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%-6.155%, due 08/12/48-03/12/51	23,945,360	0.6

20,400,000	S	Morgan Stanley Capital I, 5.809%-6.075%, due 06/11/49-12/12/49	21,087,991	0.6

1,400,000	#,S	Morgan Stanley Reremic Trust, 5.999%, due 08/12/45	1,470,327	0.0

63,673	#,S	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	63,712	0.0

26,772,947	S	SLM Student Loan Trust, 1.816%, due 04/25/23	27,709,350	1.0
8,227,220	S	SLM Student Loan Trust, 0.566%-2.846%, due 07/25/13-12/16/19	8,255,953

3,613,020	#,S	Wachovia Bank Commercial Mortgage Trust, 0.440%, due 09/15/21	3,283,604	0.1

		Other Securities	65,182,714	1.7

		Total Collateralized Mortgage Obligations (Cost $171,910,261)	169,486,582	4.5

MUNICIPAL BONDS: 2.8%

		Alaska: 0.2%
		Other Securities	6,009,514	0.2

		California: 1.4%
21,000,000	S	Southern California Public Power Authority, 5.943%, due 07/01/40	21,061,320	0.5

		Other Securities	33,367,333	0.9

			54,428,653	1.4

		Connecticut: 0.3%
		Other Securities	10,051,545	0.3

		Illinois: 0.4%
		Other Securities	14,484,170	0.4

		Nebraska: 0.0%
		Other Securities	1,569,045	0.0

		Nevada: 0.1%
		Other Securities	2,618,573	0.1

		New Jersey: 0.2%
		Other Securities	8,095,950	0.2

		New York: 0.0%
		Other Securities	849,268	0.0

		Pennsylvania: 0.2%
		Other Securities	7,150,802	0.2

See Accompanying Notes to Financial Statements

156

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal					Percent of
Amount				Value	Net Assets

			Washington: 0.0%
			Other Securities	$1,055,371	0.0

			Total Municipal Bonds (Cost $103,353,361)	106,312,891	2.8

OTHER BONDS: 1.2%

			Foreign Government Bonds: 1.2%
BRL	56,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	28,331,542	0.8

	$2,400,000	#,S	Export-Import Bank of China, 4.875%, due 07/21/15	2,597,971	0.1

	4,000,000	#,S	Societe Financement de l’Economie Francaise, 0.504%, due 07/16/12	4,021,120	0.1

			Other Securities	7,983,415	0.2

			Total Other Bonds (Cost $42,013,179)	42,934,048	1.2

					Percent of
Shares				Value	Net Assets

PREFERRED STOCK: 1.0%

			Consumer Discretionary: 0.0%
			Other Securities	$1,306,080	0.0

			Financials: 1.0%
	94,400	S	American International Group, Inc.	906,240	0.0

	39,000	S	Wells Fargo & Co.	36,309,000	1.0

				37,215,240	1.0
			Total Preferred Stock (Cost $32,325,465)	38,521,320	1.0

			Total Long-Term Investments (Cost $3,297,983,841)	3,399,871,194	90.8

Principal					Percent of
Amount				Value	Net Assets

SHORT-TERM INVESTMENTS: 25.3%

			U.S. Government Agency Obligations: 16.4%
	$31,000,000	S,Z	Fannie Mae, 0.090%, due 08/18/10	$30,996,390	9.6
	157,100,000	S,Z	Fannie Mae, 0.090%, due 09/08/10	157,072,979
	82,825,000	S,Z	Fannie Mae, 0.110%, due 07/21/10	82,819,495
	50,800,000	S,L,Z	Fannie Mae, 0.110%, due 08/11/10	50,793,247
	35,800,000	S,Z	Fannie Mae, 0.090%, due 07/28/10-09/20/10	35,795,983

	19,800,000	S,Z	Federal Home Loan Bank, 0.090%, due 09/03/10	19,796,832	3.2
	71,293,000	S,Z	Federal Home Loan Bank, 0.160%, due 08/06/10	71,281,459
	28,400,000	S,Z	Federal Home Loan Bank, 0.090%-0.150%, due 07/16/10-08/20/10	28,396,279

	27,000,000	S,Z	Federal Home Loan Mortage Corporation, 0.090%, due 08/18/10	26,996,856	3.6
	33,600,000	S,Z	Federal Home Loan Mortage Corporation, 0.140%, due 10/06/10	33,587,333
	74,807,000	S,Z	Federal Home Loan Mortage Corporation, 0.090%-0.140%, due 08/03/10-10/12/10	74,796,526

			Total U.S. Government Agency Obligations (Cost $612,274,103)	612,333,379	16.4

			U.S. Treasury Bills: 0.0%
			Other Securities	579,991	0.0

			Total U.S. Treasury Bills (Cost $579,991)	579,991	0.0

See Accompanying Notes to Financial Statements

157

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

Percent of
Shares			Value	Net Assets

Securities Lending CollateralCC: 8.9%
329,917,283		BNY Mellon Overnight Government Fund(1)	$329,917,283	8.8

2,280,616	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,824,493	0.1

		Total Securities Lending Collateral (Cost $332,197,899)	331,741,776	8.9

		Total Short-Term Investments (Cost $945,051,993)	944,655,146	25.3

		Total Investments in Securities (Cost $4,243,035,834)*	$4,344,526,340	116.1
		Other Assets and Liabilities - Net	(601,547,185)	(16.1)

		Net Assets	$3,742,979,155	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
	##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
	W	Settlement is on a when-issued or delayed-delivery basis.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	±	Defaulted security
	ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	BRL	Brazilian Real
	EUR	EU Euro
	GBP	British Pound
	(a)	The grouping contains securities in default.
	(b)	The grouping contains when-issued securities.

	*	Cost for federal income tax purposes is $4,244,596,420.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$156,457,007
Gross Unrealized Depreciation	(56,527,087)

Net Unrealized Appreciation	$99,929,920

See Accompanying Notes to Financial Statements

158

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Preferred Stock	$36,309,000	$2,212,320	$—	$38,521,320
Corporate Bonds/Notes	8,106,701	1,034,953,309	—	1,043,060,010
U.S. Government Agency Obligations	—	899,743,651	—	899,743,651
U.S. Treasury Obligations	14,746,809	1,001,062,866	—	1,015,809,675
Asset-Backed Securities	—	84,003,017	—	84,003,017
Collateralized Mortgage Obligations	—	168,979,002	507,580	169,486,582
Municipal Bonds	—	106,312,891	—	106,312,891
Other Bonds	—	38,912,928	4,021,120	42,934,048
Short-Term Investments	329,917,283	612,913,370	1,824,493	944,655,146

Total Investments, at value	$389,079,793	$3,949,093,354	$6,353,193	$4,344,526,340

Other Financial Instruments+:
Forward foreign currency contracts	—	11,146,459	—	11,146,459
Futures	15,742,251	—	—	15,742,251
Swaps, at value	—	30,739,453	885,459	31,624,912

Total Assets	$404,822,044	$3,990,979,266	$7,238,652	$4,403,039,962

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(3,013,379)	$—	$(3,013,379)
Swaps, at value	—	(3,051,022)	(65,382)	(3,116,404)
Written options	(745,126)	(9,236,739)	—	(9,981,865)
Sales commitments	—	(30,371,264)	—	(30,371,264)

Total Liabilities	$(745,126)	$(45,672,404)	$(65,382)	$(46,482,912)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Collateralized Mortgage Obligations	$509,001	$—	$(6,773)	$(217)	$(236)	$5,805	$—	$—	$507,580
Other Bonds	3,997,016	—	—	—	—	24,104	—	—	4,021,120
Short-Term Investments	1,824,493	—	—	—	—	—	—	—	1,824,493

Total Investments, at value	$6,330,510	$—	$(6,773)	$(217)	$(236)	$29,909	$—	$—	$6,353,193

Other Financial Instruments+:
Swaps, at value	$1,174,660	$—	$—	$—	$—	$(289,201)	$—	$—	$885,459

Total Assets	$7,505,170	$—	$(6,773)	$(217)	$(236)	$(259,292)	$—	$—	$7,238,652

Liabilities Table
Other Financial Instruments+:
Swaps, at value	$(1,702)	$—	$—	$—	$—	$(63,680)	$—	$—	$(65,382)

Total Liabilities	$(1,702)	$—	$—	$—	$—	$(63,680)	$—	$—	$(65,382)

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(322,972).

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at

See Accompanying Notes to Financial Statements

159

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on June 30, 2010:

				Unrealized
	Number			Appreciation/
Contract Description	of Contracts	Expiration Date	Market Value	(Depreciation)

Long Contracts

90-Day Eurodollar	1,655	09/13/10	$411,039,938	$2,002,468
90-Day Eurodollar	1,702	12/13/10	422,223,650	3,094,681
90-Day Eurodollar	521	03/14/11	129,155,900	2,052,904
U.S. Treasury 2-Year Note	2,661	09/30/10	582,301,627	2,485,390
U.S. Treasury 5-Year Note	238	09/30/10	28,167,671	394,047
U.S. Treasury 10-Year Note	2,511	09/21/10	307,715,216	5,712,761

			$1,880,604,002	$15,742,251

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For	Value	(Depreciation)

Australian Dollar	AUD 4,607,000	Buy	07/30/10	$3,998,876	$3,863,766	$(135,110)
Chinese Yuan	CNY 1,087,200	Buy	08/25/10	160,000	160,402	402
Chinese Yuan	CNY 10,864,000	Buy	08/25/10	1,600,000	1,602,836	2,836
Chinese Yuan	CNY 3,469,358	Buy	08/25/10	510,500	511,857	1,357
Chinese Yuan	CNY 3,469,358	Buy	08/25/10	510,500	511,857	1,357
Chinese Yuan	CNY 3,469,869	Buy	08/25/10	510,500	511,932	1,432
Chinese Yuan	CNY 3,468,848	Buy	08/25/10	510,500	511,781	1,281
Chinese Yuan	CNY 5,506,785	Buy	08/25/10	810,000	812,451	2,451
Chinese Yuan	CNY 2,310,980	Buy	08/25/10	340,000	340,954	954
Chinese Yuan	CNY 6,668,500	Buy	08/25/10	1,000,000	983,847	(16,153)
Chinese Yuan	CNY 6,670,000	Buy	08/25/10	1,000,000	984,068	(15,932)
Chinese Yuan	CNY 6,665,000	Buy	08/25/10	1,000,000	983,330	(16,670)
Chinese Yuan	CNY 6,638,340	Buy	08/25/10	996,000	979,397	(16,603)
Chinese Yuan	CNY 1,998,038	Buy	11/17/10	301,000	295,685	(5,315)
Chinese Yuan	CNY 7,953,567	Buy	11/17/10	1,199,000	1,177,030	(21,970)
Chinese Yuan	CNY 7,813,674	Buy	11/17/10	1,178,000	1,156,327	(21,673)
Chinese Yuan	CNY 6,479,022	Buy	11/17/10	979,000	958,815	(20,185)
Chinese Yuan	CNY 4,226,050	Buy	11/17/10	638,569	625,403	(13,166)
Chinese Yuan	CNY 4,042,376	Buy	11/17/10	611,000	598,222	(12,778)
Chinese Yuan	CNY 4,036,980	Buy	11/17/10	610,000	597,423	(12,577)
Chinese Yuan	CNY 2,883,833	Buy	11/23/10	435,000	426,880	(8,120)
Chinese Yuan	CNY 2,018,256	Buy	11/23/10	304,000	298,753	(5,247)
Chinese Yuan	CNY 10,148,460	Buy	04/07/11	1,533,000	1,512,411	(20,589)
Chinese Yuan	CNY 10,194,800	Buy	04/07/11	1,540,000	1,519,317	(20,683)
Chinese Yuan	CNY 10,361,500	Buy	04/07/11	1,564,000	1,544,160	(19,840)
Chinese Yuan	CNY 12,927,326	Buy	04/07/11	1,951,000	1,926,541	(24,459)
Chinese Yuan	CNY 10,194,800	Buy	04/07/11	1,540,000	1,519,317	(20,683)
Chinese Yuan	CNY 13,294,368	Buy	04/07/11	2,007,000	1,981,241	(25,759)
Chinese Yuan	CNY 10,148,460	Buy	04/07/11	1,533,000	1,512,411	(20,589)
EU Euro	EUR 164,000	Buy	07/26/10	203,052	200,573	(2,479)
EU Euro	EUR 4,009,000	Buy	07/26/10	5,047,171	4,903,040	(144,131)
EU Euro	EUR 1,019,000	Buy	07/26/10	1,253,290	1,246,245	(7,045)
EU Euro	EUR 388,000	Buy	07/26/10	474,489	474,527	38
EU Euro	EUR 109,000	Buy	07/26/10	130,889	133,308	2,419
EU Euro	EUR 383,000	Buy	07/26/10	463,017	468,412	5,395
EU Euro	EUR 1,532,000	Buy	07/26/10	1,882,404	1,873,649	(8,755)
EU Euro	EUR 47,753,000	Buy	08/24/10	58,952,989	58,411,789	(541,200)
Indonesian Rupiah	IDR 15,443,960,000	Buy	10/07/10	1,520,000	1,675,577	155,577
Indonesian Rupiah	IDR 4,373,100,000	Buy	10/07/10	430,000	474,455	44,455
Indonesian Rupiah	IDR 7,251,309,000	Buy	10/07/10	730,000	786,724	56,724
Indonesian Rupiah	IDR 12,352,705,500	Buy	10/07/10	1,230,000	1,340,194	110,194
South Korean Won	KRW 130,000,000	Buy	07/28/10	109,705	106,280	(3,425)

See Accompanying Notes to Financial Statements

160
SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For	Value	(Depreciation)

South Korean Won	KRW 128,960,772	Buy	07/28/10	$108,071	$105,431	$(2,640)
South Korean Won	KRW 128,799,645	Buy	07/28/10	109,171	105,299	(3,872)
South Korean Won	KRW 214,128,000	Buy	07/28/10	181,058	175,059	(5,999)
South Korean Won	KRW 1,800,314,083	Buy	07/28/10	1,463,908	1,471,832	7,924
South Korean Won	KRW 5,834,859,000	Buy	08/27/10	4,896,248	4,765,364	(130,884)
South Korean Won	KRW 512,539,000	Buy	08/27/10	435,351	418,594	(16,757)
South Korean Won	KRW 230,493,000	Buy	11/12/10	196,868	188,029	(8,839)
South Korean Won	KRW 125,999,083	Buy	11/12/10	107,899	102,786	(5,113)
South Korean Won	KRW 340,050,000	Buy	11/12/10	300,000	277,402	(22,598)
South Korean Won	KRW 698,907,500	Buy	11/12/10	610,000	570,146	(39,854)
South Korean Won	KRW 713,682,000	Buy	11/12/10	620,000	582,198	(37,802)
South Korean Won	KRW 185,440,000	Buy	11/12/10	160,000	151,276	(8,724)
South Korean Won	KRW 381,051,000	Buy	11/12/10	330,000	310,849	(19,151)
South Korean Won	KRW 386,050,500	Buy	11/12/10	330,000	314,927	(15,073)
South Korean Won	KRW 385,852,500	Buy	11/12/10	330,000	314,766	(15,234)
South Korean Won	KRW 187,680,000	Buy	11/12/10	160,000	153,103	(6,897)
South Korean Won	KRW 186,848,000	Buy	11/12/10	160,000	152,424	(7,576)
South Korean Won	KRW 373,632,000	Buy	11/12/10	320,000	304,797	(15,203)
South Korean Won	KRW 371,808,000	Buy	11/12/10	320,000	303,309	(16,691)
South Korean Won	KRW 360,406,000	Buy	11/12/10	310,000	294,007	(15,993)
South Korean Won	KRW 235,640,000	Buy	11/12/10	200,000	192,227	(7,773)
South Korean Won	KRW 235,280,000	Buy	11/12/10	200,000	191,934	(8,066)
South Korean Won	KRW 364,401,900	Buy	11/12/10	308,371	297,267	(11,104)
South Korean Won	KRW 946,479,600	Buy	11/12/10	837,000	772,107	(64,893)
South Korean Won	KRW 102,811,800	Buy	11/12/10	91,000	83,870	(7,130)
Mexican Peso	MXN 3,359,071	Buy	09/24/10	260,625	257,309	(3,316)
Mexican Peso	MXN 6,572,795	Buy	09/24/10	530,000	503,485	(26,515)
Mexican Peso	MXN 6,430,000	Buy	09/24/10	518,946	492,547	(26,399)
Mexican Peso	MXN 630,000	Buy	09/24/10	50,159	48,259	(1,900)
Mexican Peso	MXN 554,000	Buy	09/24/10	42,097	42,437	340
Mexican Peso	MXN 650,000	Buy	09/24/10	50,837	49,791	(1,046)
Malaysian Ringgit	MYR 1,214,964	Buy	10/12/10	360,000	373,442	13,442
Malaysian Ringgit	MYR 1,225,836	Buy	10/12/10	360,000	376,784	16,784
Malaysian Ringgit	MYR 1,230,336	Buy	10/12/10	360,000	378,167	18,167
Malaysian Ringgit	MYR 824,328	Buy	10/12/10	240,000	253,373	13,373
Malaysian Ringgit	MYR 1,651,200	Buy	10/12/10	480,000	507,527	27,527
Malaysian Ringgit	MYR 4,292,371	Buy	10/12/10	1,253,613	1,319,341	65,728
Malaysian Ringgit	MYR 3,174,000	Buy	10/12/10	976,615	975,589	(1,026)
Malaysian Ringgit	MYR 668,000	Buy	10/12/10	198,249	205,322	7,073
Malaysian Ringgit	MYR 685,000	Buy	10/12/10	203,324	210,548	7,224
Malaysian Ringgit	MYR 1,330,000	Buy	10/12/10	398,980	408,801	9,821
Malaysian Ringgit	MYR 1,330,000	Buy	10/12/10	403,948	408,801	4,853
Malaysian Ringgit	MYR 758,474	Buy	10/12/10	230,343	233,131	2,788
Malaysian Ringgit	MYR 758,474	Buy	10/12/10	230,413	233,131	2,718
New Zealand Dollar	NZD 1,693,000	Buy	07/30/10	1,202,030	1,158,740	(43,290)
Philippine Peso	PHP 2,214,000	Buy	11/15/10	47,511	47,099	(412)
Philippine Peso	PHP 2,241,000	Buy	11/15/10	48,225	47,673	(552)
Philippine Peso	PHP 2,140,000	Buy	11/15/10	46,002	45,525	(477)
Philippine Peso	PHP 2,195,000	Buy	11/15/10	47,449	46,695	(754)
Philippine Peso	PHP 2,827,200	Buy	11/15/10	61,301	60,143	(1,158)
Singapore Dollar	SGD 314,372	Buy	09/16/10	223,403	224,739	1,336
Singapore Dollar	SGD 491,144	Buy	09/16/10	350,642	351,110	468
Singapore Dollar	SGD 365,085	Buy	09/16/10	259,349	260,993	1,644
Taiwan New Dollar	TWD 14,165,000	Buy	10/12/10	451,546	444,130	(7,416)
Taiwan New Dollar	TWD 5,121,000	Buy	10/12/10	163,741	160,564	(3,177)
Taiwan New Dollar	TWD 1,032,568	Buy	10/12/10	33,223	32,375	(848)
Taiwan New Dollar	TWD 15,534,390	Buy	10/12/10	502,000	487,066	(14,934)
Taiwan New Dollar	TWD 13,201,740	Buy	10/12/10	426,000	413,928	(12,072)
Taiwan New Dollar	TWD 7,631,000	Buy	01/14/11	246,679	241,009	(5,670)
Taiwan New Dollar	TWD 9,382,000	Buy	01/14/11	298,552	296,310	(2,242)
Taiwan New Dollar	TWD 5,081,000	Buy	01/14/11	160,309	160,472	163

See Accompanying Notes to Financial Statements

161

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For	Value	(Depreciation)

Taiwan New Dollar	TWD 6,095,000	Buy	01/14/11	$193,002	$192,497	$(505)
Taiwan New Dollar	TWD 2,323,772	Buy	01/14/11	73,817	73,391	(426)

						$(1,240,892)

Canadian Dollar	CAD 2,990,000	Sell	07/07/10	2,972,805	2,808,575	164,230
Danish Krone	DKK 98,189,000	Sell	09/21/10	16,259,822	16,123,758	136,064
EU Euro	EUR 86,825,000	Sell	07/26/10	116,357,221	106,187,688	10,169,533
EU Euro	EUR 2,642,000	Sell	07/26/10	3,274,558	3,231,188	43,370
EU Euro	EUR 8,682,000	Sell	07/26/10	10,657,329	10,618,157	39,172
EU Euro	EUR 457,000	Sell	07/26/10	561,690	558,915	2,775
EU Euro	EUR 584,000	Sell	07/26/10	716,965	714,237	2,728
British Pound	GBP 21,615,000	Sell	09/23/10	31,978,096	32,293,568	(315,472)
Japanese Yen	JPY 2,079,817,000	Sell	07/14/10	22,739,684	23,528,679	(788,995)
South Korean Won	KRW 827,952,500	Sell	07/28/10	670,000	676,886	(6,886)
South Korean Won	KRW 817,410,000	Sell	07/28/10	660,000	668,267	(8,267)
South Korean Won	KRW 199,200,000	Sell	07/28/10	160,000	162,854	(2,854)
South Korean Won	KRW 285,775,000	Sell	07/28/10	230,000	233,633	(3,633)
South Korean Won	KRW 271,865,000	Sell	07/28/10	220,000	222,261	(2,261)
South Korean Won	KRW 220,037,000	Sell	08/27/10	178,703	179,706	(1,003)
South Korean Won	KRW 1,800,314,083	Sell	08/27/10	1,462,600	1,470,327	(7,727)
South Korean Won	KRW 4,849,600,000	Sell	11/12/10	3,922,547	3,956,144	(33,597)
South Korean Won	KRW 1,962,912,000	Sell	11/12/10	1,587,732	1,601,279	(13,547)
Singapore Dollar	SGD 1,170,601	Sell	09/16/10	837,185	836,843	342

						$9,373,972

ING PIMCO Total Return Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection(1)

			(Pay)/				Upfront
			Receive				Premium	Unrealized
	Reference	Buy/Sell	Fixed	Termination	Notional	Market	Paid/	Appreciation/
Counterparty	Entity/Obligation	Protection	Rate (%)	Date	Amount(4)	Value(5)	(Received)	(Depreciation)

Barclays Bank PLC	iStar Financial Inc. 5.800%, 03/15/11	Buy	(0.365)	03/20/11	USD 5,000,000	$630,606	$—	$630,606
Deutsche Bank AG	Lennar Corp. 5.950%, 10/17/11	Buy	(0.660)	12/20/11	USD 5,000,000	144,269	—	144,269
Morgan Stanley Capital Services Inc.	Sealed Air Corp. 5.625%, 07/15/13	Buy	(0.580)	09/20/13	USD 2,200,000	38,486	—	38,486

						$813,361	$—	$813,361

Credit Default Swaps on Credit Indices – Sell Protection(2)

			(Pay)/				Upfront
			Receive				Premium	Unrealized
	Reference	Buy/Sell	Fixed	Termination	Notional	Market	Paid/	Appreciation
Counterparty	Entity/Obligation	Protection	Rate (%)	Date	Amount(4)	Value(5)	(Received)	(Depreciation)

Deutsche Bank AG	CDX.EM.12 Index	Sell	5.000	12/20/14	USD1,400,000	$127,735	$124,238	$3,497
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD200,000	20,553	23,591	(3,038)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD2,800,000	287,735	329,517	(41,782)
Credit Suisse International	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 1,800,000	184,973	231,744	(46,771)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 14,300,000	1,469,506	1,718,395	(248,889)
Goldman Sachs International	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 100,000	10,276	12,015	(1,739)
Goldman Sachs International	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 100,000	10,276	11,748	(1,472)
HSBC Bank USA, N.A.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD5,300,000	544,642	629,944	(85,302)
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD 5,777,640	(65,382)	—	(65,382)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD 2,989,946	26,671	—	26,671
Goldman Sachs International	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD 3,761,546	26,165	—	26,165

See Accompanying Notes to Financial Statements

162

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

			(Pay)/				Upfront
			Receive				Premium	Unrealized
	Reference	Buy/Sell	Fixed	Termination	Notional	Market	Paid/	Appreciation
Counterparty	Entity/Obligation	Protection	Rate (%)	Date	Amount(4)	Value(5)	(Received)	(Depreciation)

Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD 19,868,677	$290,989	$—	$290,989
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD 13,117,185	175,291	—	175,291
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD 2,218,347	13,431	—	13,431

						$3,122,861	$3,081,192	$41,669

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection(2)

			(Pay)/		Implied			Upfront
			Receive		Credit			Premium	Unrealized
		Buy/Sell	Fixed	Termination	Spread at	Notional	Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	06/30/10 (%)(3)	Amount(4)	Value(5)	(Received)	(Depreciation)

Deutsche Bank AG	American Express Comp. 4.875%, 07/15/13	Sell	1.750	03/20/13	0.95	USD 5,300,000	$113,710	$—	$113,710
Deutsche Bank AG	American International Group 6.250%, 05/01/36	Sell	5.000	12/20/13	3.38	USD 6,100,000	308,100	(385,698)	693,798
Deutsche Bank AG	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	0.850	03/20/13	1.71	USD 2,200,000	(49,676)	—	(49,676)
Goldman Sachs International	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	1.000	03/20/15	1.98	USD 1,500,000	(63,670)	(24,500)	(39,170)
UBS AG	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	1.000	03/20/15	1.98	USD 1,500,000	(63,670)	(25,134)	(38,536)
Barclays Bank PLC	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	1.24	USD 600,000	(1,021)	(2,275)	1,254
Goldman Sachs International	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	1.24	USD 500,000	(850)	(1,789)	939
UBS AG	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	1.24	USD 1,700,000	(2,892)	(6,083)	3,191
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.34	USD 500,000	(8,002)	(6,844)	(1,158)
Credit Suisse International	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.34	USD 2,000,000	(32,008)	(50,235)	18,227
Goldman Sachs International	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.34	USD 500,000	(8,002)	(6,392)	(1,610)
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.34	USD 3,000,000	(48,012)	(79,384)	31,372
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.34	USD 5,700,000	(91,224)	(59,950)	(31,274)
Barclays Bank PLC	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	5.650	09/20/12	4.14	USD 700,000	21,659	—	21,659
Barclays Bank PLC, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	2.58	USD 5,900,000	(137,256)	—	(137,256)
Morgan Stanley & Co. International	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	2.61	USD 400,000	(4,363)	—	(4,363)
UBS AG, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	2.61	USD 1,200,000	(13,089)	—	(13,089)
BNP Paribas	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.700	12/20/13	2.03	USD 1,800,000	156,913	—	156,913
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.000	12/20/13	2.03	USD 7,600,000	488,806	—	488,806
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.200	12/20/13	2.03	USD 6,200,000	439,253	—	439,253
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.325	12/20/13	2.03	USD 4,500,000	337,180	—	337,180
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.850	12/20/13	2.03	USD 3,600,000	331,459	—	331,459
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	3.850	03/20/14	2.05	USD 7,000,000	438,388	—	438,388
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	1.000	03/20/11	1.69	USD 3,700,000	(18,507)	(15,260)	(3,247)
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.230	12/20/13	2.03	USD 4,200,000	301,673	—	301,673
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.750	12/20/13	2.03	USD 3,900,000	346,346	—	346,346

See Accompanying Notes to Financial Statements

163

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

				(Pay)/		Implied			Upfront
				Receive		Credit			Premium	Unrealized
			Buy/Sell	Fixed	Termination	Spread at	Notional	Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation		Protection	Rate (%)	Date	06/30/10 (%)(3)	Amount(4)	Value(5)	(Received)	(Depreciation)

Goldman Sachs International	General Electric Capital Corp. 5.625%, 09/15/17		Sell	8.000	03/20/11	1.72	USD 1,800,000	$81,463	$—	$81,463
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12		Sell	0.620	03/20/11	1.72	USD 5,700,000	(45,234)	—	(45,234)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12		Sell	0.640	12/20/12	1.95	USD 5,700,000	(177,898)	—	(177,898)
BNP Paribas	General Electric Capital Corp. 6.000%, 06/15/12		Sell	0.780	03/20/11	1.72	USD 1,400,000	(9,496)	—	(9,496)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12		Sell	0.800	06/20/11	1.76	USD 6,800,000	(63,290)	—	(63,290)
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12		Sell	3.650	09/20/12	4.41	USD 1,000,000	(15,225)	—	(15,225)
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12		Sell	4.800	09/20/12	4.41	USD 1,300,000	10,354	—	10,354
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12		Sell	3.200	09/20/12	4.41	USD 1,100,000	(26,729)	—	(26,729)
Citibank N.A., New York	Government of France O.A.T. 4.250%, 04/25/19		Sell	0.250	03/20/15	0.87	USD 1,100,000	(30,720)	(16,627)	(14,093)
Goldman Sachs International	Government of France O.A.T. 4.250%, 04/25/19		Sell	0.250	03/20/15	0.87	USD 2,400,000	(67,026)	(38,853)	(28,173)
The Royal Bank of Scotland PLC	Government of France O.A.T. 4.250%, 04/25/19		Sell	0.250	03/20/15	0.87	USD 1,000,000	(27,928)	(15,991)	(11,937)
Deutsche Bank AG	Japanese Government 20-Year Issue 2.000%, 03/21/22	I	Sell	1.000	03/20/15	0.88	USD 2,000,000	10,492	21,660	(11,168)
Deutsche Bank AG	Metlife Inc. 5.000%, 06/15/15		Sell	1.000	03/20/15	3.28	USD 13,500,000	(1,273,134)	(751,083)	(522,051)
Goldman Sachs International	Morgan Stanley 6.600%, 04/01/12		Sell	1.000	03/20/11	2.19	USD 1,700,000	(14,561)	(1,224)	(13,337)
Citibank N.A., New York	People’s Republic of China 4.750%, 10/29/13		Sell	1.000	06/20/15	0.90	USD 1,300,000	6,018	20,532	(14,514)
The Royal Bank of Scotland PLC	People’s Republic of China 4.750%, 10/29/13		Sell	1.000	06/20/15	0.90	USD 4,000,000	18,517	65,062	(46,545)
Citibank N.A., New York	Reynolds American Inc. 7.625%, 06/01/16		Sell	1.280	06/20/17	2.07	USD 2,600,000	(122,637)	—	(122,637)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12		Sell	4.850	03/20/13	5.49	USD 3,100,000	(48,177)	—	(48,177)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12		Sell	5.000	12/20/13	5.75	USD 7,600,000	(170,556)	(733,963)	563,407
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12		Sell	5.000	12/20/13	5.75	USD 1,800,000	(40,395)	(172,909)	132,514
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12		Sell	5.000	09/20/10	3.01	USD 100,000	451	(1,723)	2,174
BNP Paribas SA	United Kingdom Gilt 4.250%, 06/07/32	I	Sell	1.000	12/20/14	0.70	USD 600,000	7,805	4,003	3,802
Deutsche Bank AG	United Kingdom Gilt 4.250%, 06/07/32	I	Sell	1.000	12/20/14	0.70	USD 200,000	2,602	1,252	1,350
Goldman Sachs International	United Kingdom Gilt 4.250%, 06/07/32	I	Sell	1.000	06/20/15	0.74	USD 16,300,000	202,366	142,740	59,626
Morgan Stanley Capital Services Inc.	United Kingdom Gilt 4.250%, 06/07/32	I	Sell	1.000	12/20/14	0.70	USD 600,000	7,805	4,003	3,802
Barclays Bank PLC	United Mexican States 7.500%, 04/08/33		Sell	1.000	03/20/15	1.28	USD 2,000,000	(25,285)	(41,482)	16,197
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33		Sell	1.000	03/20/15	1.28	USD 2,000,000	(25,285)	(42,333)	17,048
Deutsche Bank AG	United Mexican States 7.500%, 04/08/33		Sell	1.000	03/20/15	1.28	USD 1,000,000	(12,642)	(21,166)	8,524
Deutsche Bank AG	Wachovia Corp. 3.625%, 02/17/09*		Sell	1.520	03/20/13	0.97	USD 1,300,000	19,205	—	19,205

* In the event of a default, if this bond is no longer available an equivalent bond will be delivered.								$912,105	$(2,241,646)	$3,153,751

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes to Financial Statements

164

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

(2)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)	The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING PIMCO Total Return Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2010:

					Upfront
					Premium	Unrealized
		Termination	Notional	Market	Paid/	Appreciation/
		Date	Amount	Value	(Received)	(Depreciation)

Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG		06/15/11	AUD 3,200,000	$(8,577)	$2,850	$(11,427)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG		06/15/11	AUD 34,600,000	(92,744)	5,998	(98,742)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS AG		09/15/12	AUD 28,800,000	467,684	—	467,684
Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Barclays Bank PLC, London		01/02/12	BRL 2,700,000	(3,943)	—	(3,943)
Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Barclays Bank PLC		01/02/13	BRL 13,700,000	12,570	31,178	(18,608)
Receive a fixed rate equal to 12.480% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Credit Suisse International	I	01/02/13	BRL 134,600,000	579,737	89,811	489,926
Receive a fixed rate equal to 10.835% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Goldman Sachs Bank USA		01/02/12	BRL 33,000,000	47,707	18,710	28,997
Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Goldman Sachs Bank USA		01/02/12	BRL 7,100,000	8,797	10,020	(1,223)

See Accompanying Notes to Financial Statements

165

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Upfront
				Premium	Unrealized
	Termination	Notional	Market	Paid/	Appreciation/
	Date	Amount	Value	(Received)	(Depreciation)

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Goldman Sachs Bank USA	01/02/13	BRL 78,300,000	$116,562	$18,684	$97,878
Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Goldman Sachs Bank USA	01/02/13	BRL 11,900,000	19,861	(16,433)	36,294
Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Goldman Sachs Bank USA	01/02/14	BRL 14,700,000	155,039	105,360	49,679
Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL 2,400,000	(3,221)	—	(3,221)
Receive a fixed rate equal to 11.140% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL 6,300,000	30,463	23,962	6,501
Receive a fixed rate equal to 11.360% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL 6,100,000	22,685	22,557	128
Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/13	BRL 17,500,000	2,891	(12,939)	15,830
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/13	BRL 40,900,000	60,886	57,475	3,411
Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/13	BRL 18,000,000	114,780	82,013	32,767
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/14	BRL 1,600,000	14,580	9,389	5,191
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL 12,500,000	275,104	(35,867)	310,971
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Morgan Stanley Capital Services, Inc.	01/02/13	BRL 5,900,000	13,560	8,986	4,574

See Accompanying Notes to Financial Statements

166

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

					Upfront
					Premium	Unrealized
		Termination	Notional	Market	Paid/	Appreciation/
		Date	Amount	Value	(Received)	(Depreciation)

Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Morgan Stanley Capital Services, Inc.	I	01/02/13	BRL 1,100,000	$5,955	$1,423	$4,532
Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Morgan Stanley Capital Services, Inc.		01/02/14	BRL 5,200,000	45,418	23,060	22,358
Receive a fixed rate equal to 11.420% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: UBS AG		01/02/12	BRL 6,700,000	(3,059)	—	(3,059)
Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: UBS AG		01/02/13	BRL 7,900,000	28,108	17,384	10,724
Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: UBS AG		01/02/14	BRL 9,600,000	49,441	24,152	25,289
Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas		10/15/10	EUR 7,800,000	290,222	(17,681)	307,903
Receive a fixed rate equal to 2.146% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG		10/15/10	EUR 1,500,000	62,691	—	62,691
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR-BBA Counterparty: Barclays Bank PLC, London		09/15/10	GBP 30,300,000	393,416	(136,213)	529,629
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR-BBA Counterparty: The Royal Bank of Scotland PLC		09/15/10	GBP 4,100,000	53,235	(18,936)	72,171
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York		09/12/16	MXN 23,500,000	195,276	—	195,276
Receive a fixed rate equal to 7.640% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Goldman Sachs International		03/01/17	MXN 148,800,000	469,061	(851)	469,912
Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: HSBC Bank USA, N.A.		01/28/15	MXN 78,000,000	220,610	31,690	188,920
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Barclays Bank PLC	I	12/15/15	USD 6,800,000	210,432	88,688	121,744
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Barclays Bank PLC, London		06/16/17	USD 4,300,000	401,635	164,524	237,111

See Accompanying Notes to Financial Statements

167

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

					Upfront
					Premium	Unrealized
		Termination	Notional	Market	Paid/	Appreciation/
		Date	Amount	Value	(Received)	(Depreciation)

Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citibank N.A., New York	I	12/15/15	USD 2,200,000	$68,081	$25,894	$42,187
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citibank N.A., New York		06/16/17	USD 3,500,000	326,912	144,986	181,926
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	I	12/15/15	USD 2,300,000	71,176	27,071	44,105
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley Capital Services Inc.	I	12/15/12	USD 193,300,000	2,812,367	2,183,939	628,428
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley Capital Services Inc.		06/16/15	USD 13,200,000	1,227,266	685,481	541,785
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley Capital Services, Inc.		06/16/17	USD 73,100,000	6,827,792	4,059,922	2,767,870
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: The Royal Bank of Scotland PLC		06/16/15	USD 8,600,000	799,582	549,416	250,166
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: The Royal Bank of Scotland PLC		06/16/17	USD 63,800,000	5,959,140	3,644,831	2,314,309
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: The Royal Bank of Scotland PLC	I	12/15/20	USD 21,700,000	1,512,022	1,280,495	231,527

				$23,861,200	$13,201,029	$10,660,171

ING PIMCO Total Return Bond Portfolio Inflation Floors Outstanding on June 30, 2010:

Inflation Floors

								Unrealized
	Reference	Strike	Floor	Termination	Notional	Market	Premium	Appreciation/
Counterparty	Entity/Obligation	Index	Rate	Date	Amount	Value	Received	(Depreciation)

Deutsche Bank AG New York	OTC Inflation Floor – CPURNSA Index	215.949	0.000%	03/10/20	2,800,000	$(27,404)	$(21,000)	$(6,404)
Citibank N.A., New York	OTC Inflation Floor – CPURNSA Index	215.949	0.000%	03/12/20	7,800,000	(87,350)	(66,000)	(21,350)
Citibank N.A., New York	OTC Inflation Floor – CPURNSA Index	216.687	0.000%	04/07/20	7,600,000	(86,265)	(66,880)	(19,385)

						$(201,019)	$(153,880)	$(47,139)

See Accompanying Notes to Financial Statements

168

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on June 30, 2010:

Written Swaptions on CDS Indices

		Floating Rate	Pay/
		Index/Underlying	Receive	Strike	Expiration	Notional	Premium
Description	Counterparty	Reference Entity	Floating	Price	Date	Amount	Received	Value

Call OTC Swaption	Morgan Stanley Capital Services Inc.	CDX.NA.IG.14	Receive	0.800%	07/21/10	USD 2,900,000	$4,060	$(86)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	CDX.NA.IG.14	Pay	1.600%	07/21/10	USD 2,900,000	7,830	(2,452)

							$11,890	$(2,538)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on June 30, 2010:

Written Interest Rate Swaptions

		Floating Rate	Pay/
		Index/Underlying	Receive	Exercise	Expiration	Notional	Premium	Market
Description	Counterparty	Reference Entity	Floating	Rate	Date	Amount	Received	Value

Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	3.250%	08/31/10	USD 89,100,000	$233,309	$(2,071,988)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	3.500%	08/31/10	USD 40,700,000	195,360	(1,632,671)
Call OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR-BBA	Receive	3.250%	08/31/10	USD14,200,000	63,900	(330,216)
Call OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR-BBA	Receive	3.250%	10/29/10	USD7,000,000	31,850	(179,627)
Call OTC Swaption	Credit Suisse International	3-month USD-LIBOR-BBA	Receive	3.250%	10/29/10	USD 24,100,000	139,780	(618,431)
Call OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR-BBA	Receive	3.500%	08/31/10	USD 37,900,000	295,620	(1,520,350)
Call OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Receive	3.250%	08/31/10	USD 91,600,000	499,337	(2,130,124)
Call OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Receive	3.500%	08/31/10	USD 2,500,000	16,875	(100,287)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	4.500%	08/31/10	USD 40,700,000	276,760	(1,261)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	4.750%	08/31/10	USD 89,100,000	463,920	(677)
Put OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR-BBA	Pay	4.500%	08/31/10	USD14,200,000	51,830	(440)
Put OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR-BBA	Pay	5.000%	10/29/10	USD7,000,000	33,250	(1,058)
Put OTC Swaption	Credit Suisse International	3-month USD-LIBOR-BBA	Pay	5.000%	10/29/10	USD 24,100,000	175,930	(3,644)
Put OTC Swaption	Deutsche Bank AG, New York	3-month USD-LIBOR-BBA	Pay	5.500%	08/31/10	USD32,000,000	344,783	—
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR-BBA	Pay	4.000%	12/01/10	USD 83,900,000	528,570	(28,445)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR-BBA	Pay	4.500%	08/31/10	USD 37,900,000	193,290	(1,174)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR-BBA	Pay	5.500%	08/31/10	USD 125,000,000	1,383,750	—
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD 19,400,000	116,885	(1,654)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	4.000%	12/01/10	USD 15,300,000	98,685	(5,187)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	4.500%	08/31/10	USD 54,800,000	235,653	(1,698)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	4.750%	08/31/10	USD 39,300,000	184,710	(299)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	5.500%	08/31/10	USD 27,100,000	224,054	—
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	6.000%	08/31/10	USD 28,000,000	198,800	—
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	6.000%	08/31/10	USD 95,000,000	713,638	—

							$6,700,539	$(8,629,231)

See Accompanying Notes to Financial Statements

169

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Options Open on June 30, 2010:

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	# of	Notional	Premium
Description/Name of Issuer		Price	Date	Contracts	Amount	Received	Value

Put Option CBOT
US Treasury 10-Year Note Future 09/10		114.00 USD	09/21/10	264		$148,656	$(12,376)
Put Option CBOT
US Treasury 10-Year Note Future 09/10		117.00 USD	09/21/10	54		47,959	(6,750)
Call Option CBOT
US Treasury 10-Year Note Future 09/10		120.00 USD	09/21/10	210		143,819	(636,563)
Call Option CBOT
US Treasury 10-Year Note Future 09/10		122.00 USD	09/21/10	54		31,928	(89,438)
Foreign Currency Options
Put Option OTC – Morgan Stanley Capital Group Inc.	I	90.00 USD	07/21/10		28,100,000	255,409	(604,969)
JPY/USD Currency Option 07/10

						$627,771	$(1,350,096)

Sales Commitments

The following sales commitments were held by PIMCO Total Return Bond at June 30, 2010:

Principal Amount	Description	Market Value

$(28,000,000) W	Fannie Mae, 6.000%, 07/01/37	$(30,371,264)

	Total sales commitments (Cost $30,372,500)	$(30,371,264)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$11,146,459
Credit contracts	Swaps, at value	7,652,169
Interest rate contracts	Swaps, at value	23,972,744
Interest rate contracts	Net Assets — Unrealized appreciation*	15,742,251

Total Asset Derivatives		$58,513,623

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$3,013,379
Credit contracts	Swaps, at value	2,803,842
Interest rate contracts	Swaps, at value	312,563
Credit contracts	Written options	2,538
Foreign exchange contracts	Written options	604,969
Interest rate contracts	Written options	9,374,358

Total Liability Derivatives		$16,111,649

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss)
	on Derivatives Recognized in Income
		Foreign
Derivatives not accounted for		Currency
as hedging instruments		Related			Written
under FASB ASC 815	Investments*	Transactions**	Futures	Swaps	Options	Total

Credit contracts	$—	$—	$—	$1,986,262	$49,853	$2,036,115
Foreign exchange contracts	(971,166)	8,752,570	—	—	503,578	8,284,982
Interest rate contracts	(93,547)	—	32,571,167	20,458,190	11,386,343	64,322,153

Total	$(1,064,713)	$8,752,570	$32,571,167	$22,444,452	$11,939,774	$74,643,250

See Accompanying Notes to Financial Statements

170

SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

	Change in Unrealized
	Appreciation or (Depreciation)
	on Derivatives Recognized in Income
		Foreign
Derivatives not accounted for		Currency
as hedging instruments		Related			Written
under FASB ASC 815	Investments*	Transactions**	Futures	Swaps	Options	Total

Credit contracts	$—	$—	$—	$(2,979,769)	$9,352	$(2,970,417)
Foreign exchange contracts	(426,702)	6,139,247	—	—	(348,134)	5,364,411
Interest rate contracts	6,790	—	5,113,077	6,294,617	(9,247,685)	2,166,799

Total	$(419,912)	$6,139,247	$5,113,077	$3,314,848	$(9,586,467)	$4,560,793

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

171

SUMMARY PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio
as of June 30, 2010 (Unaudited)

Industry Allocation as of June 30, 2010
(as a percent of net assets)

Financials	27.7%

Consumer Discretionary	10.9%

Utilities	9.9%

Industrials	9.0%

Information Technology	8.8%

Energy	8.5%

Consumer Staples	6.8%

Materials	6.7%

Health Care	5.6%

Telecommunication Services	1.6%

Other Assets and Liabilities – Net*	4.5%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 89.0%

		Consumer Discretionary: 10.9%
256,600		Best Buy Co., Inc.	$8,688,476	1.1

565,000		CBS Corp. – Class B	7,305,450	1.0

219,955		Fortune Brands, Inc.	8,617,837	1.1

1,289,700	@	Interpublic Group of Cos., Inc.	9,195,561	1.2

376,200	@	Jack in the Box, Inc.	7,317,090	1.0

428,700	@	Toll Brothers, Inc.	7,013,532	0.9

		Other Securities	34,365,192	4.6

			82,503,138	10.9

		Consumer Staples: 6.8%
487,600	@	Constellation Brands, Inc.	7,616,312	1.0

115,100		JM Smucker Co.	6,931,322	0.9

		Other Securities	36,450,822	4.9

			50,998,456	6.8

		Energy: 8.5%
178,550		Devon Energy Corp.	10,877,266	1.4

1,134,280		El Paso Corp.	12,601,851	1.7

424,100	@	Nabors Industries Ltd.	7,472,642	1.0

184,700		Noble Energy, Inc.	11,142,951	1.5

387,700		Valero Energy Corp.	6,970,846	0.9

		Other Securities	15,044,492	2.0

			64,110,048	8.5

See Accompanying Notes to Financial Statements

172

SUMMARY PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Financials: 21.2%
263,100		Axis Capital Holdings Ltd.	$7,819,332	1.0

202,109		Comerica, Inc.	7,443,674	1.0

319,900		Hartford Financial Services Group, Inc.	7,079,387	0.9

347,026		Lazard Ltd.	9,269,064	1.2

601,300		Marsh & McLennan Cos., Inc.	13,559,315	1.8

659,500	L	Moody’s Corp.	13,137,240	1.8

319,600		Northern Trust Corp.	14,925,320	2.0

534,745		People’s United Financial, Inc.	7,219,058	1.0

164,800		PNC Financial Services Group, Inc.	9,311,200	1.2

205,893		RenaissanceRe Holdings Ltd.	11,585,599	1.5

877,207		UnumProvident Corp.	19,035,390	2.5

		Other Securities	39,573,282	5.3

			159,957,861	21.2

		Health Care: 5.6%
362,050	@	Forest Laboratories, Inc.	9,931,032	1.3

195,262	@	Thermo Fisher Scientific, Inc.	9,577,601	1.3

		Other Securities	22,520,630	3.0

			42,029,263	5.6

		Industrials: 9.0%
127,600		L-3 Communications Holdings, Inc.	9,039,184	1.2

155,600		SPX Corp.	8,217,236	1.1

544,000		Textron, Inc.	9,231,680	1.2

90,070		WW Grainger, Inc.	8,957,462	1.2

		Other Securities	32,680,034	4.3

			68,125,596	9.0

		Information Technology: 8.8%
155,583		Computer Sciences Corp.	7,040,131	0.9

1,294,956	@	Compuware Corp.	10,333,749	1.4

615,100	@	Dell, Inc.	7,418,106	1.0

621,400		Western Union Co.	9,265,074	1.2

		Other Securities	32,436,795	4.3

			66,493,855	8.8

		Materials: 6.7%
165,600		Air Products & Chemicals, Inc.	10,732,536	1.4

231,059		Ball Corp.	12,206,847	1.6

312,400		International Paper Co.	7,069,612	1.0

123,798		Newmont Mining Corp.	7,643,289	1.0

363,800		Temple-Inland, Inc.	7,519,746	1.0

		Other Securities	5,303,998	0.7

			50,476,028	6.7

See Accompanying Notes to Financial Statements

173

SUMMARY PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Telecommunication Services: 1.6%
364,300		CenturyTel, Inc.	$12,134,833	1.6

		Utilities: 9.9%
491,200		CMS Energy Corp.	7,196,080	1.0

219,927		Edison International	6,976,084	0.9

246,900		FirstEnergy Corp.	8,698,287	1.1

355,126		Public Service Enterprise Group, Inc.	11,126,098	1.5

180,529		Questar Corp.	8,212,264	1.1

322,145		Sempra Energy	15,073,165	2.0

		Other Securities	17,393,924	2.3

			74,675,902	9.9
		Total Common Stock (Cost $688,861,950)	671,504,980	89.0

REAL ESTATE INVESTMENT TRUSTS: 6.5%

		Financials: 6.5%
450,716		Annaly Capital Management, Inc.	7,729,779	1.0

531,204		Host Hotels & Resorts, Inc.	7,160,630	0.9

		Other Securities	34,400,959	4.6

		Total Real Estate Investment Trusts (Cost $45,986,695)	49,291,368	6.5

		Total Long-Term Investments (Cost $734,848,645)	720,796,348	95.5

SHORT-TERM INVESTMENTS: 4.2%

		Affiliated Mutual Fund: 2.6%
19,867,661		ING Institutional Prime Money Market Fund – Class I	19,867,661	2.6

		Total Mutual Fund (Cost $19,867,661)	19,867,661	2.6

		Securities Lending CollateralCC: 1.6%
11,824,522		BNY Mellon Overnight Government Fund(1)	11,824,522	1.6

214,360	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	171,488	0.0

		Total Securities Lending Collateral (Cost $12,038,882)	11,996,010	1.6

		Total Short-Term Investments (Cost $31,906,543)	31,863,671	4.2

		Total Investments in Securities (Cost $766,755,188)*	$752,660,019	99.7
		Other Assets and Liabilities - Net	2,220,339	0.3

		Net Assets	$754,880,358	100.0

See Accompanying Notes to Financial Statements

174

SUMMARY PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio
as of June 30, 2010 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

*	Cost for federal income tax purposes is $777,518,322.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$38,582,262
Gross Unrealized Depreciation	(63,440,565)

Net Unrealized Depreciation	$(24,858,303)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock*	$671,504,980	$—	$—	$671,504,980
Real Estate Investment Trusts	49,291,368	—	—	49,291,368
Short-Term Investments	31,692,183	—	171,488	31,863,671

Total Investments, at value	$752,488,531	$—	$171,488	$752,660,019

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Short-Term Investments	$171,488	$—	$—	$—	$—	$—	$—	$—	$171,488

Total Investments, at value	$171,488	$—	$—	$—	$—	$—	$—	$—	$171,488

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

175

SUMMARY PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2010 (Unaudited)

Investment Type Allocation as of June 30, 2010
(as a percent of net assets)

Common Stock	68.9%

Corporate Bonds/Notes	19.0%

Preferred Stock	1.9%

Other Assets and Liabilities – Net*	10.2%

Net Assets	100.0%

*	Includes short-term investments related to T. Rowe Price Reserve Investment Fund and securities lending collateral.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 68.9%

		Consumer Discretionary: 10.1%
244,600	@,L	Autozone, Inc.	$47,261,612	1.4

1,169,219		Cablevision Systems Corp.	28,072,948	0.8

1,274,645	@	Dollar General Corp.	35,116,470	1.0

3,307,200		Lowe’s Cos., Inc.	67,533,024	1.9

473,500		McDonald’s Corp.	31,189,445	0.9

3,561,033		Time Warner, Inc.	102,949,464	2.9

		Other Securities	42,427,805	1.2

			354,550,768	10.1

		Consumer Staples: 9.8%
804,000		Campbell Soup Co.	28,807,320	0.8

1,592,284		General Mills, Inc.	56,557,928	1.6

1,195,400		Kellogg Co.	60,128,620	1.7

961,200		PepsiCo, Inc.	58,585,140	1.7

1,056,200		Philip Morris International, Inc.	48,416,208	1.4

918,673		Procter & Gamble Co.	55,102,007	1.6

		Other Securities	34,969,780	1.0

			342,567,003	9.8

		Energy: 6.8%
1,342,100		ExxonMobil Corp.	76,593,647	2.2

2,838,200		Nexen, Inc.	55,827,394	1.6

1,428,600		Spectra Energy Corp.	28,672,002	0.8

2,846,100		Williams Cos., Inc.	52,026,708	1.5

		Other Securities	25,761,307	0.7

			238,881,058	6.8

		Financials: 13.5%
1,657,300		AON Corp.	61,518,976	1.8

4,987,402		Bank of America Corp.	71,668,967	2.1

1,520,500		JP Morgan Chase & Co.	55,665,505	1.6

688,800		Metlife, Inc.	26,009,088	0.7

1,265,800		State Street Corp.	42,809,356	1.2

3,874,100		US Bancorp.	86,586,120	2.5

3,410,800		Wells Fargo & Co.	87,316,480	2.5

		Other Securities	39,565,588	1.1

			471,140,080	13.5

See Accompanying Notes to Financial Statements

176

SUMMARY PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Health Care: 8.4%
556,000		Baxter International, Inc.	$22,595,840	0.6

515,200		Beckman Coulter, Inc.	31,061,408	0.9

741,502	@,L	Henry Schein, Inc.	40,708,460	1.2

597,500		Merck & Co., Inc.	20,894,575	0.6

5,888,537		Pfizer, Inc.	83,970,538	2.4

1,263,300	@	Thermo Fisher Scientific, Inc.	61,964,865	1.8

		Other Securities	33,158,439	0.9

			294,354,125	8.4

		Industrials: 8.8%
1,949,062		Danaher Corp.	72,349,181	2.1

399,200		Lockheed Martin Corp.	29,740,400	0.9

389,400		Northrop Grumman Corp.	21,198,936	0.6

2,259,600		Tyco International Ltd.	79,605,708	2.3

717,701		United Technologies Corp.	46,585,972	1.3

		Other Securities	57,579,112	1.6

			307,059,309	8.8

		Information Technology: 7.7%
929,200		Accenture PLC	35,913,580	1.0

1,247,600		CA, Inc.	22,955,840	0.7

858,500		International Business Machines Corp.	106,007,580	3.0

1,611,908		Tyco Electronics Ltd.	40,910,225	1.2

2,821,800		Western Union Co.	42,073,038	1.2

		Other Securities	20,660,685	0.6

			268,520,948	7.7

		Materials: 0.8%
		Other Securities	28,757,901	0.8

		Telecommunication Services: 0.2%
		Other Securities	8,868,054	0.2

		Utilities: 2.8%
2,842,400		NV Energy, Inc.	33,568,744	1.0

951,000		OGE Energy Corp.	34,768,560	1.0

		Other Securities	29,475,987	0.8

			97,813,291	2.8
		Total Common Stock (Cost $2,331,546,670)	2,412,512,537	68.9

PREFERRED STOCK: 1.9%

		Consumer Discretionary: 0.3%
		Other Securities	11,769,975	0.3

		Consumer Staples: 0.1%
42	#,I	HJ Heinz Finance Co.	4,499,250	0.1

See Accompanying Notes to Financial Statements

177

SUMMARY PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Energy: 0.0%
		Other Securities	$453,530	0.0

		Financials: 1.0%
		Other Securities	33,829,289	1.0

		Sovereign: 0.0%
		Other Securities	369,000	0.0

		Telecommunication Services: 0.3%
		Other Securities	9,658,125	0.3

		Utilities: 0.2%
		Other Securities	5,193,144	0.2

		Total Preferred Stock (Cost $85,044,275)	65,772,313	1.9

Principal				Percent of
Amount			Value	Net Assets

CORPORATE BONDS/NOTES: 19.0%

		Consumer Discretionary: 4.8%
$30,925,835		CSC Holdings, Inc., 3.250%-7.625%, due 04/01/11-03/30/16	$30,618,760	0.9

15,147,482	&	Dollar General Corp., 3.100%-11.875%, due 07/07/14-07/15/17	16,139,634	0.5

28,543,090		Federal Mogul Corp., 2.288%, due 06/27/15-12/27/15	24,939,526	0.7

2,448,000	#,I	Group 1 Automotive, Inc., 3.000%, due 03/15/20	1,978,447	0.0

3,061,000	#,I	Hyatt Hotels Corp., 6.875%, due 08/15/19	3,296,657	0.1

6,836,393	I	MGM Resorts International, 6.000%, due 10/03/11	6,605,664	0.4
1,650,000	#	MGM Resorts International, 9.000%, due 03/15/20	1,703,625
4,260,000	L	MGM Resorts International, 10.375%-13.000%, due 11/15/13-05/15/14	4,792,500

2,375,000	#	Sirius XM Radio, Inc., 9.750%, due 09/01/15	2,535,313	0.1

3,250,000	#	XM Satellite Radio, Inc., 11.250%, due 06/15/13	3,485,625	0.1

		Other Securities	71,247,549	2.0

			167,343,300	4.8

		Consumer Staples: 0.3%
		Other Securities	12,416,845	0.3

		Energy: 2.3%
11,950,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	12,398,125	0.4

1,415,000	#,I	Gulfstream Natural Gas System LLC, 6.950%, due 06/01/16	1,576,835	0.0

29,255,000		Peabody Energy Corp., 4.750%, due 12/15/41	28,669,900	0.9
1,200,000		Peabody Energy Corp., 6.875%, due 03/15/13	1,215,000

1,208,000	#,I	Southeast Supply Header LLC, 4.850%, due 08/15/14	1,265,290	0.0

1,220,000	#,I	Williams Partners L.P., 3.800%, due 02/15/15	1,229,209	0.0

		Other Securities	34,686,645	1.0

			81,041,004	2.3

See Accompanying Notes to Financial Statements

178

SUMMARY PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

		Financials: 1.1%
$15,463,000	#,I	Host Hotels & Resorts L.P., 2.625%, due 04/15/27	$14,728,508	0.4

		Other Securities	24,161,884	0.7

			38,890,392	1.1

		Health Care: 1.8%
20,874,000	L	Millipore Corp., 3.750%, due 06/01/26	26,170,778	0.8

		Other Securities	35,800,750	1.0

			61,971,528	1.8

		Industrials: 0.8%
		Other Securities	29,020,771	0.8

		Information Technology: 3.7%
2,425,000	#,I	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	2,418,938	0.1
575,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	573,563

9,825,000	#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, due 05/01/17	10,439,063	0.3

35,689,954		First Data Corp., 3.097%, due 09/24/14	30,149,089	0.9

26,774,000	L	Linear Technology Corp., 3.000%, due 05/01/27	26,338,923	0.7

22,280,000		Xilinx, Inc., 3.125%, due 03/15/37	20,414,050	0.6

		Other Securities	39,303,828	1.1

			129,637,454	3.7

		Materials: 2.2%
24,456,661		Georgia-Pacific Corp., 2.537%, due 12/20/12	23,696,989	1.1
2,300,000	#	Georgia-Pacific Corp., 8.250%, due 05/01/16	2,463,875
11,787,578		Georgia-Pacific Corp., 2.533%-3.787%, due 08/22/14-12/23/14	11,666,825

		Other Securities	38,235,764	1.1

			76,063,453	2.2

		Telecommunication Services: 1.1%
825,000	#	SBA Telecommunications, Inc., 8.000%, due 08/15/16	858,000	0.0
625,000	#	SBA Telecommunications, Inc., 8.250%, due 08/15/19	660,938

		Other Securities	36,524,287	1.1

			38,043,225	1.1

		Utilities: 0.9%
7,875,000	#	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16	8,091,563	0.2

1,380,000	#,I	Kansas Gas & Electric, 6.700%, due 06/15/19	1,620,533	0.1

		Other Securities	22,025,876	0.6

			31,737,972	0.9
		Total Corporate Bonds/Notes (Cost $625,393,347)	666,165,944	19.0

		Total Long-Term Investments (Cost $3,041,984,292)	3,144,450,794	89.8

See Accompanying Notes to Financial Statements

179

SUMMARY PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

SHORT-TERM INVESTMENTS: 12.5%

		Money Market: 12.1%
422,686,382		T. Rowe Price Reserve Investment Fund	$422,686,382	12.1

		Total Money Market (Cost $422,686,382)	422,686,382	12.1

		Securities Lending CollateralCC: 0.4%
10,937,507		BNY Mellon Overnight Government Fund(1)	10,937,507	0.3

2,552,122	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	2,041,698	0.1

		Total Securities Lending Collateral (Cost $13,489,629)	12,979,205	0.4

		Total Short-Term Investments (Cost $436,176,011)	435,665,587	12.5

		Total Investments in Securities (Cost $3,478,160,303)*	$3,580,116,381	102.3
		Other Assets and Liabilities - Net	(80,364,643)	(2.3)

		Net Assets	$3,499,751,738	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	@	Non-income producing security
	&	Payment-in-kind
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

	*	Cost for federal income tax purposes is $3,522,558,949.

		Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$235,388,165
Gross Unrealized Depreciation	(177,830,733)

Net Unrealized Appreciation	$57,557,432

See Accompanying Notes to Financial Statements

180

SUMMARY PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$354,550,768	$—	$—	$354,550,768
Consumer Staples	342,567,003	—	—	342,567,003
Energy	233,246,778	5,634,280	—	238,881,058
Financials	471,140,080	—	—	471,140,080
Health Care	294,354,125	—	—	294,354,125
Industrials	289,525,855	17,533,454	—	307,059,309
Information Technology	268,520,948	—	—	268,520,948
Materials	28,757,901	—	—	28,757,901
Telecommunication Services	8,868,054	—	—	8,868,054
Utilities	97,813,291	—	—	97,813,291

Total Common Stock	2,389,344,803	23,167,734	—	2,412,512,537

Preferred Stock	2,885,991	62,886,322	—	65,772,313
Corporate Bonds/Notes	—	666,165,944	—	666,165,944
Short-Term Investments	10,937,507	422,686,382	2,041,698	435,665,587

Total Investments, at value	$2,403,168,301	$1,174,906,382	$2,041,698	$3,580,116,381

Liabilities Table
Other Financial Instruments+:
Written options	(3,265,757)	—	—	(3,265,757)

Total Liabilities	$(3,265,757)	$—	$—	$(3,265,757)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Short-Term Investments	$2,041,698	$—	$—	$—	$—	$—	$—	$—	$2,041,698

Total Investments, at value	$2,041,698	$—	$—	$—	$—	$—	$—	$—	$2,041,698

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

181

SUMMARY PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2010 (Unaudited) (continued)

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on June 30, 2010:

Exchange-Traded Options

		Expiration	# of	Premium
Description/Name of Issuer	Exercise Price	Date	Contracts	Received	Value

AT&T Inc.	25.00	01/22/11	3,666	$659,872	$(421,590)
Bank Of America Corp.	17.50	01/22/11	5,491	988,532	(444,771)
Exxon-Mobil Corp.	75.00	01/22/11	9,909	3,304,180	(346,815)
Exxon-Mobil Corp.	80.00	01/22/11	2,298	926,731	(39,066)
Merck & Co.	45.00	01/22/11	5,975	631,960	(185,225)
Pfizer Inc.	20.00	01/22/11	49,632	3,714,244	(496,320)
Procter & Gamble Co.	65.00	01/22/11	9,186	2,540,112	(1,331,970)

				$12,765,631	$(3,265,757)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value

Liability Derivatives
Equity contracts	Written options	$3,265,757

Total Liability Derivatives		$3,265,757

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss)
Derivatives not accounted for	on Derivatives Recognized in Income
as hedging instruments		Written
under FASB ASC 815	Investments*	Options	Total

Equity contracts	$(10,109)	$453,018	$442,909

Total	$(10,109)	$453,018	$442,909

	Change in Unrealized
	Appreciation or (Depreciation)
Derivatives not accounted for	on Derivatives Recognized in Income
as hedging instruments		Written
under FASB ASC 815	Investments*	Options	Total

Equity contracts	$158,502	$9,146,385	$9,304,887

Total	$158,502	$9,146,385	$9,304,887

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

182
SUMMARY PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio
as of June 30, 2010 (Unaudited)

Industry Allocation as of June 30, 2010
(as a percent of net assets)

Financials	20.5%

Consumer Discretionary	14.7%

Industrials	13.7%

Energy	12.0%

Utilities	8.2%

Materials	6.8%

Information Technology	5.6%

Health Care	5.3%

Consumer Staples	4.7%

Telecommunication Services	4.3%

Other Assets and Liabilities – Net*	4.2%

Net Assets	100.0%

*	Includes short-term investments related to T. Rowe Price Reserve Investment Fund and securities lending collateral.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 95.8%

		Consumer Discretionary: 14.7%
310,300	@	Bed Bath & Beyond, Inc.	$11,505,924	1.0

381,800		Fortune Brands, Inc.	14,958,924	1.2

720,100		Home Depot, Inc.	20,213,207	1.7

492,300		Mattel, Inc.	10,417,068	0.9

438,500		McGraw-Hill Cos., Inc.	12,339,390	1.0

634,366		Time Warner, Inc.	18,339,521	1.5

480,100		Walt Disney Co.	15,123,150	1.2

144,500		Whirlpool Corp.	12,689,990	1.0

		Other Securities	63,834,102	5.2

			179,421,276	14.7

		Consumer Staples: 4.7%
436,500		Hershey Co.	20,921,445	1.7

220,000		Kimberly-Clark Corp.	13,338,600	1.1

		Other Securities	23,060,768	1.9

			57,320,813	4.7

		Energy: 12.0%
443,090		Chevron Corp.	30,068,087	2.4

445,424		ExxonMobil Corp.	25,420,348	2.1

314,400		Murphy Oil Corp.	15,578,520	1.3

430,500		Royal Dutch Shell PLC ADR – Class A	21,619,710	1.8

253,900		Schlumberger Ltd.	14,050,826	1.1

		Other Securities	40,300,650	3.3

			147,038,141	12.0

		Financials: 20.5%
699,900		American Express Co.	27,786,030	2.3

1,875,619		Bank of America Corp.	26,952,645	2.2

460,800		Bank of New York Mellon Corp.	11,377,152	0.9

1,029,644		JP Morgan Chase & Co.	37,695,267	3.1

384,200		Legg Mason, Inc.	10,769,126	0.9

See Accompanying Notes to Financial Statements

183

SUMMARY PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio
as of June 30, 2010 (Unaudited) (continued)

			Percent of
Shares		Value	Net Assets

	Financials (continued)

583,400	Marsh & McLennan Cos., Inc.	$13,155,670	1.1

421,100	SunTrust Bank	9,811,630	0.8

849,400	US Bancorp.	18,984,090	1.5

938,400	Wells Fargo & Co.	24,023,040	2.0

	Other Securities	69,794,125	5.7

		250,348,775	20.5

	Health Care: 5.3%
435,700	Bristol-Myers Squibb Co.	10,866,358	0.9

327,800	Eli Lilly & Co.	10,981,300	0.9

199,700	Johnson & Johnson	11,794,282	0.9

418,000	Merck & Co., Inc.	14,617,460	1.2

699,376	Pfizer, Inc.	9,973,102	0.8

	Other Securities	7,022,100	0.6

		65,254,602	5.3

	Industrials: 13.7%
278,400	3M Co.	21,990,816	1.8

188,300	Boeing Co.	11,815,825	1.0

208,700	Deere & Co.	11,620,416	0.9

2,069,700	General Electric Co.	29,845,072	2.4

336,500	Honeywell International, Inc.	13,133,595	1.1

345,100	Illinois Tool Works, Inc.	14,245,728	1.2

233,400	United Parcel Service, Inc. – Class B	13,278,126	1.1

	Other Securities	51,020,345	4.2

		166,949,923	13.7

	Information Technology: 5.6%
381,900	Analog Devices, Inc.	10,639,735	0.9

220,800	Computer Sciences Corp.	9,991,200	0.8

649,400	Microsoft Corp.	14,942,694	1.2

	Other Securities	33,172,847	2.7

		68,746,476	5.6

	Materials: 6.8%
330,500	EI Du Pont de Nemours & Co.	11,431,995	1.0

238,100	International Flavors & Fragrances, Inc.	10,100,202	0.8

659,893	International Paper Co.	14,933,379	1.2

242,800	Monsanto Co.	11,222,216	0.9

307,100	Nucor Corp.	11,755,788	1.0

	Other Securities	23,562,677	1.9

		83,006,257	6.8

See Accompanying Notes to Financial Statements

184

SUMMARY PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Telecommunication Services: 4.3%
992,303		AT&T, Inc.	$24,003,810	2.0

390,950		Verizon Communications, Inc.	10,954,419	0.9

		Other Securities	17,268,717	1.4

			52,226,946	4.3

		Utilities: 8.2%
330,500		Exelon Corp.	12,549,085	1.0

711,400		NiSource, Inc.	10,315,300	0.9

246,100		Progress Energy, Inc.	9,652,042	0.8

		Other Securities	67,379,720	5.5

			99,896,147	8.2

		Total Common Stock (Cost $1,294,157,601)	1,170,209,356	95.8

SHORT-TERM INVESTMENTS: 3.6%

		Money Market: 3.1%
37,108,977		T. Rowe Price Reserve Investment Fund	37,108,977	3.1

		Total Money Market (Cost $37,108,977)	37,108,977	3.1

		Securities Lending CollateralCC: 0.5%
4,473,766		BNY Mellon Overnight Government Fund(1)	4,473,766	0.4

2,183,316	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,746,652	0.1

		Total Securities Lending Collateral (Cost $6,657,082)	6,220,418	0.5

		Total Short-Term Investments (Cost $43,766,059)	43,329,395	3.6

		Total Investments in Securities (Cost $1,337,923,660)*	$1,213,538,751	99.4
		Other Assets and Liabilities - Net	7,551,694	0.6

		Net Assets	$1,221,090,445	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security

See Accompanying Notes to Financial Statements

185

SUMMARY PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio
as of June 30, 2010 (Unaudited) (continued)

*	Cost for federal income tax purposes is $1,352,931,510.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$85,784,649
Gross Unrealized Depreciation	(225,177,408)

Net Unrealized Depreciation	$(139,392,759)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$175,782,146	$3,639,130	$—	$179,421,276
Consumer Staples	57,320,813	—	—	57,320,813
Energy	147,038,141	—	—	147,038,141
Financials	250,348,775	—	—	250,348,775
Health Care	65,254,602	—	—	65,254,602
Industrials	166,949,923	—	—	166,949,923
Information Technology	68,746,476	—	—	68,746,476
Materials	83,006,257	—	—	83,006,257
Telecommunication Services	47,565,911	4,661,035	—	52,226,946
Utilities	99,896,147	—	—	99,896,147

Total Common Stock	1,161,909,191	8,300,165	—	1,170,209,356

Short-Term Investments	4,473,766	37,108,977	1,746,652	43,329,395

Total Investments, at value	$1,166,382,955	$45,409,144	$1,746,652	$1,213,538,751

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Short-Term Investments	$1,746,652	$—	$—	$—	$—	$—	$—	$—	$1,746,652

Total Investments, at value	$1,746,652	$—	$—	$—	$—	$—	$—	$—	$1,746,652

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

186

SUMMARY PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio
as of June 30, 2010 (Unaudited)

Industry Allocation as of June 30, 2010
(as a percent of net assets)

Financials	21.8%

Consumer Discretionary	12.5%

Health Care	12.5%

Industrials	11.3%

Information Technology	11.2%

Energy	11.1%

Consumer Staples	8.6%

Utilities	4.3%

Telecommunication Services	2.5%

Materials	2.4%

Other Assets and Liabilities – Net*	1.8%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

			Percent of
Shares		Value	Net Assets

COMMON STOCK: 98.2%

	Consumer Discretionary: 12.5%
535,638	Comcast Corp. – Class A	$9,304,032	1.7

326,172	Home Depot, Inc.	9,155,648	1.7

213,300	Sony Corp. ADR	5,690,844	1.0

135,099	Time Warner Cable, Inc.	7,035,956	1.3

363,738	Time Warner, Inc.	10,515,666	1.9

515,216	Viacom – Class B	16,162,326	2.9

	Other Securities	11,204,764	2.0

		69,069,236	12.5

	Consumer Staples: 8.6%
209,814	Avon Products, Inc.	5,560,071	1.0

440,689	Kraft Foods, Inc.	12,339,292	2.2

225,921	Sysco Corp.	6,454,563	1.2

206,984	Wal-Mart Stores, Inc.	9,949,721	1.8

	Other Securities	12,917,980	2.4

		47,221,627	8.6

	Energy: 11.1%
167,050	Anadarko Petroleum Corp.	6,028,835	1.1

123,529	ConocoPhillips	6,064,039	1.1

89,713	Devon Energy Corp.	5,465,316	1.0

95,897	ExxonMobil Corp.	5,472,842	1.0

113,115	Hess Corp.	5,694,209	1.0

173,927	Occidental Petroleum Corp.	13,418,468	2.4

198,143	Royal Dutch Shell PLC ADR – Class A	9,950,741	1.8

121,962	Schlumberger Ltd.	6,749,377	1.2

	Other Securities	2,633,405	0.5

		61,477,232	11.1

See Accompanying Notes to Financial Statements

187

SUMMARY PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Financials: 21.8%
942,836		Bank of America Corp.	$13,548,553	2.5

533,453		Charles Schwab Corp.	7,564,364	1.4

129,003		Chubb Corp.	6,451,440	1.2

1,491,307	@	Citigroup, Inc.	5,607,314	1.0

728,146		JP Morgan Chase & Co.	26,657,425	4.8

799,791		Marsh & McLennan Cos., Inc.	18,035,287	3.3

213,470		PNC Financial Services Group, Inc.	12,061,055	2.2

241,969		Wells Fargo & Co.	6,194,406	1.1

		Other Securities	23,980,496	4.3

			120,100,340	21.8

		Health Care: 12.5%
101,993		Bayer AG ADR	5,691,209	1.0

426,727		Bristol-Myers Squibb Co.	10,642,571	1.9

180,059		Covidien PLC	7,234,771	1.3

135,249	@	Genzyme Corp.	6,866,592	1.2

262,960		Merck & Co., Inc.	9,195,711	1.7

541,566		Pfizer, Inc.	7,722,731	1.4

169,231		Roche Holding AG ADR	5,804,623	1.1

279,559		UnitedHealth Group, Inc.	7,939,476	1.4

		Other Securities	8,178,583	1.5

			69,276,267	12.5

		Industrials: 11.3%
142,702		Dover Corp.	5,963,517	1.1

1,251,148		General Electric Co.	18,041,553	3.3

66,377	L	Siemens AG ADR	5,942,733	1.1

237,993		Tyco International Ltd.	8,384,493	1.5

		Other Securities	23,852,629	4.3

			62,184,925	11.3

		Information Technology: 11.2%
367,365	@	Cisco Systems, Inc.	7,828,548	1.4

489,155	@	Dell, Inc.	5,899,209	1.1

642,737	@	eBay, Inc.	12,604,073	2.3

237,666		Hewlett-Packard Co.	10,286,184	1.9

336,521		Intel Corp.	6,545,333	1.2

413,023	@,L	Yahoo!, Inc.	5,712,108	1.0

		Other Securities	12,936,007	2.3

			61,811,462	11.2

		Materials: 2.4%
244,121		Dow Chemical Co.	5,790,550	1.1

		Other Securities	7,273,984	1.3

			13,064,534	2.4

See Accompanying Notes to Financial Statements

188

SUMMARY PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Telecommunication Services: 2.5%
194,677		Verizon Communications, Inc.	$5,454,850	1.0

403,214	L	Vodafone Group PLC ADR	8,334,433	1.5

			13,789,283	2.5

		Utilities: 4.3%
370,763		American Electric Power Co., Inc.	11,975,645	2.2

		Other Securities	11,616,380	2.1

			23,592,025	4.3
		Total Common Stock (Cost $550,818,878)	541,586,931	98.2

SHORT-TERM INVESTMENTS: 4.6%

		Affiliated Mutual Fund: 1.5%
8,101,645		ING Institutional Prime Money Market Fund – Class I	8,101,645	1.5

		Total Mutual Fund (Cost $8,101,645)	8,101,645	1.5

		Securities Lending CollateralCC: 3.1%
16,094,616		BNY Mellon Overnight Government Fund(1)	16,094,616	2.9

1,680,468	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,344,375	0.2

		Total Securities Lending Collateral (Cost $17,775,084)	17,438,991	3.1

		Total Short-Term Investments (Cost $25,876,729)	25,540,636	4.6

		Total Investments in Securities (Cost $576,695,607)*	$567,127,567	102.8
		Other Assets and Liabilities - Net	(15,272,631)	(2.8)

		Net Assets	$551,854,936	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

	*	Cost for federal income tax purposes is $579,805,889.

		Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$30,668,531
Gross Unrealized Depreciation	(43,346,853)

Net Unrealized Depreciation	$(12,678,322)

See Accompanying Notes to Financial Statements

189

SUMMARY PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio
as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock*	$541,586,931	$—	$—	$541,586,931
Short-Term Investments	24,196,261	—	1,344,375	25,540,636

Total Investments, at value	$565,783,192	$—	$1,344,375	$567,127,567

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Short-Term Investments	$1,344,375	$—	$—	$—	$—	$—	$—	$—	$1,344,375

Total Investments, at value	$1,344,375	$—	$—	$—	$—	$—	$—	$—	$1,344,375

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

190

SUMMARY PORTFOLIO OF INVESTMENTS
ING Wells Fargo Health Care Portfolio
as of June 30, 2010 (Unaudited)

Industry Allocation as of June 30, 2010
(as a percent of net assets)

Health Care	93.4%

Industrials	2.6%

Consumer Staples	1.2%

Other Assets and Liabilities – Net*	2.8%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I.

Portfolio holdings are subject to change daily.

				Percent of
Shares			Value	Net Assets

COMMON STOCK: 97.1%

		Consumer Staples: 1.2%
77,016		CVS Caremark Corp.	$2,258,109	1.2

		Health Care: 93.3%
58,641		Abbott Laboratories	2,743,226	1.5

88,062	@	Alexion Pharmaceuticals, Inc.	4,507,894	2.4

50,396		Allergan, Inc.	2,936,071	1.6

108,963	@	Amgen, Inc.	5,731,454	3.0

127,760	@	Amylin Pharmaceuticals, Inc.	2,401,888	1.3

108,295	@	Arthrocare Corp.	3,319,242	1.8

83,251		Baxter International, Inc.	3,383,321	1.8

30,702		Becton Dickinson & Co.	2,076,069	1.1

192,924		Biovail Corp.	3,711,858	2.0

338,129	@	Boston Scientific Corp.	1,961,148	1.0

174,463		Bristol-Myers Squibb Co.	4,351,107	2.3

124,972		Cardinal Health, Inc.	4,200,309	2.2

46,220	@	Celgene Corp.	2,348,900	1.2

44,774	@	Cephalon, Inc.	2,540,925	1.3

79,152		Cigna Corp.	2,458,461	1.3

63,122		Covidien PLC	2,536,242	1.3

43,212	@	Edwards Lifesciences Corp.	2,420,736	1.3

120,279		Eli Lilly & Co.	4,029,347	2.1

95,942	@	Express Scripts, Inc.	4,511,193	2.4

113,080	@	Forest Laboratories, Inc.	3,101,784	1.6

44,175		Fresenius AG	2,928,448	1.6

46,723		Fresenius Medical Care AG & Co. KGaA	2,520,924	1.3

97,953	@	Gilead Sciences, Inc.	3,357,829	1.8

30,819	@	HeartWare International, Inc.	2,159,487	1.1

88,934	@	Human Genome Sciences, Inc.	2,015,244	1.1

158,723	@	Inverness Medical Innovations, Inc.	4,231,555	2.2

34,548		Johnson & Johnson	2,040,405	1.1

44,257	@	Life Technologies Corp.	2,091,143	1.1

56,914		Lonza Group AG	3,789,300	2.0

231,726	@	MAP Pharmaceuticals, Inc.	3,040,245	1.6

67,771	@	Medco Health Solutions, Inc.	3,732,827	2.0

1,823,990	@,I	Medipattern Corp.	145,638	0.1

See Accompanying Notes to Financial Statements

191

SUMMARY PORTFOLIO OF INVESTMENTS
ING Wells Fargo Health Care Portfolio
as of June 30, 2010 (Unaudited) (continued)

				Percent of
Shares			Value	Net Assets

		Health Care (continued)

122,997		Merck & Co., Inc.	$4,301,205	2.3

217,818	@	Nektar Therapeutics	2,635,598	1.4

356,721		Pfizer, Inc.	5,086,841	2.7

117,143	@	Qiagen NV	2,251,488	1.2

39,978	@	Resmed, Inc.	2,431,062	1.3

82,198	@	Salix Pharmaceuticals Ltd.	3,208,188	1.7

53,770		Shire PLC ADR	3,300,403	1.8

81,549	@	St. Jude Medical, Inc.	2,943,103	1.6

57,246		Stryker Corp.	2,865,735	1.5

67,036		Teva Pharmaceutical Industries Ltd. ADR	3,485,202	1.8

798,437	@	Theratechnologies, Inc.	3,840,118	2.0

78,727	@	Thoratec Corp.	3,364,005	1.8

67,086		UnitedHealth Group, Inc.	1,905,242	1.0

89,775	@	Vertex Pharmaceuticals, Inc.	2,953,598	1.6

164,590	@	Warner Chilcott PLC	3,760,882	2.0

70,338	@	Zimmer Holdings, Inc.	3,801,769	2.0

93,553	@	Zoll Medical Corp.	2,535,286	1.3

		Other Securities	24,224,585	12.8

			176,218,530	93.3

		Industrials: 2.6%
2,419,383	@	CareView Communications, Inc.	5,056,509	2.6

		Total Common Stock (Cost $175,834,815)	183,533,148	97.1

WARRANTS: 0.1%

		Health Care: 0.1%
133,228	I	Novavax, Inc.	136,265	0.1

		Total Warrants (Cost $—)	136,265	0.1

		Total Long-Term Investments (Cost $175,834,815)	183,669,413	97.2

SHORT-TERM INVESTMENTS: 2.5%

		Affiliated Mutual Fund: 2.5%
4,700,285		ING Institutional Prime Money Market Fund – Class I	4,700,285	2.5

		Total Short-Term Investments (Cost $4,700,285)	4,700,285	2.5

		Total Investments in Securities (Cost $180,535,100)*	$188,369,698	99.7
		Other Assets and Liabilities - Net	526,582	0.3

		Net Assets	$188,896,280	100.0

		“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

See Accompanying Notes to Financial Statements

192

SUMMARY PORTFOLIO OF INVESTMENTS
ING Wells Fargo Health Care Portfolio
as of June 30, 2010 (Unaudited) (continued)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
ADR	American Depositary Receipt
I	Illiquid security

*	Cost for federal income tax purposes is $181,969,335.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$23,145,540
Gross Unrealized Depreciation	(16,745,177)

Net Unrealized Appreciation	$6,400,363

Fair Value Measurements ^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Common Stock
Consumer Staples	$2,258,109	$—	$—	$2,258,109
Health Care	166,979,858	9,238,672	—	176,218,530
Industrials	5,056,509	—	—	5,056,509

Total Common Stock	174,294,476	9,238,672	—	183,533,148

Warrants	—	136,265	—	136,265
Short-Term Investments	4,700,285	—	—	4,700,285

Total Investments, at value	$178,994,761	$9,374,937	$—	$188,369,698

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

193

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT

Section 15 of the Investment Company Act of 1940 Act, as amended (the “1940 Act”), mandates that, when a series of ING Investors Trust (the “Trust”) enters into a new sub-advisory agreement, the Board of Trustees (the “Board”) of the Trust, including a majority of Board members who have no direct or indirect interest in the Advisory and Sub-Advisory contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered in determining whether to approve a new sub-advisory arrangement for one of its series, ING Van Kampen Growth and Income Portfolio (the “Portfolio”).

Morgan Stanley Investment Management Inc. d/b/a Van Kampen (“Van Kampen”) has managed the Portfolio since January 2002 pursuant to a sub-advisory agreement which was last approved for renewal by the Board on November 12, 2009 (the “Former Agreement”). On October 19, 2009, Morgan Stanley entered into an agreement with Invesco Ltd., to sell Morgan Stanley’s retail asset management business and portions of Van Kampen’s related businesses to Invesco Ltd. (the “Transaction”). Upon completion of the Transaction, Van Kampen’s sub-advisory agreement for the Van Kampen Portfolios would be assigned to Invesco Advisers, Inc. (“Invesco”), a subsidiary of Invesco Ltd., and an investment adviser registered under the Investment Advisers Act of 1940. The completion of the Transaction would result in the assignment and automatic termination of the current sub-advisory agreement with Van Kampen.

The 1940 Act requires that an agreement under which a registered investment adviser serves as the sub-adviser to an investment company must provide for the automatic termination of the agreement in the event of its “assignment” (as such term is defined under the 1940 Act). A sale of an investment adviser generally is deemed to result in an assignment of the investment adviser’s advisory agreements. The consummation of the Transaction therefore resulted in the assignment and automatic termination of the Former Agreement.

In order for management of the Portfolio to continue uninterrupted after the Transaction, the Adviser entered into a new sub-advisory contract with Invesco Advisers, Inc. (“Invesco”), a subsidiary of Invesco Ltd., effective as of June 1, 2010, under which Invesco would provide day-to-day management services to the Portfolio (the “New Agreement”). The Transaction did not result in a change to the personnel managing the Portfolio or its investment strategy.

In anticipation of the Transaction, at a meeting held on March 25, 2010, the Board, including a majority of the Independent Directors, determined to appoint Invesco as sub-adviser to the Portfolio under the New Agreement. In determining whether to approve the New Agreement for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Agreement should be approved for the Portfolio. The materials provided to the Board in support of the New Agreement included the following: (1) a memorandum discussing the Transaction; (2) responses to questions posed by K&L Gates LLP on behalf of the Independent Trustees; (3) supporting documentation, including a copy of the form of the New Agreement; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Management in connection with its management of funds in the ING Funds Complex, including the Portfolio, and a presentation by Van Kampen at the Domestic Equity Funds Investment Review Committee meeting held on January 6, 2010. Such information included, among other things, a detailed analysis of the Portfolio’s performance, including attribution analyses, which had been provided at regular Board meetings.

The Board’s consideration of whether to approve the New Agreement took into account several factors including, but not limited to, the following: (1) the Adviser’s view with respect to Van Kampen’s management of the Portfolio; (2) the nature and quality of the services to be provided by Invesco under the New Agreement; (3) the personnel, operations, and investment management capabilities of Invesco after the consummation of the Transaction, including Invesco’s representations that the portfolio management personnel providing day-to-day management services to the Portfolio would remain in place through the closing of the Transaction and would continue to manage assets after the close; (4) the fairness of the compensation under the New Agreement in light of the services to be provided by Invesco and the fact that there would be no change in

194

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the projected profitability of the Adviser in connection with the Transaction; (5) that the sub-advisory fee rate payable by the Adviser would remain unchanged after the Transaction was completed and the Transaction would not affect the advisory fee payable by the Portfolio to the Adviser; (6) Invesco’s representations that the Transaction would not adversely affect the nature and quality of services provided to the Portfolio and that the Transaction was not expected to have a material adverse effect on the ability of Invesco to provide those services; (7) Invesco’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which was approved by the Board at its meeting held March 25, 2010; and (8) Invesco’s Code of Ethics which was approved by the Board at its meeting held March 25, 2010, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) Invesco should be appointed as the Portfolio’s sub-adviser under the New Agreement and to provide advisory services to the Portfolio; (2) the sub-advisory fee rate payable by the Adviser to Invesco is reasonable in the context of all factors considered by the Board; and (3) Invesco maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Portfolio’s CCO that Invesco’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws.

Based on these conclusions and other factors, the Board voted to approve the New Agreement. During this approval process, different Board members may have given different weight to different individual factors and related conclusions.

195

Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
ING Funds Distributor LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
(formerly, PNC Global Investment Servicing (U.S.) Inc.)
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT1AISS2                  (0610-082410)

Semi-Annual Report

June 30, 2010

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

ING Investors Trust

■	ING BlackRock Large Cap Growth Portfolio

■	ING BlackRock Large Cap Value Portfolio

■	ING Clarion Real Estate Portfolio

■	ING Franklin Income Portfolio

■	ING Franklin Mutual Shares Portfolio

■	ING JPMorgan Small Cap Core Equity Portfolio

■	ING Large Cap Growth Portfolio (formerly, ING Wells Fargo Omega Portfolio)

■	ING Limited Maturity Bond Portfolio

■	ING Lord Abbett Growth and Income Portfolio (formerly, ING Lord Abbett Affiliated Portfolio)

■	ING PIMCO High Yield Portfolio

■	ING Pioneer Equity Income Portfolio

■	ING Pioneer Fund Portfolio

■	ING Templeton Global Growth Portfolio
■	ING U.S. Stock Index Portfolio (formerly, ING Stock Index Portfolio)

■	ING Wells Fargo Small Cap Disciplined Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Pay now and/or later

Dear Shareholder,

It’s summer, and it’s hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill Or do you try to tough it out, sweltering to save money Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt As with the heat, unless we make it through the short term, the long term won’t matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President & Chief Executive Officer

ING Funds

July 10, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product (“GDP”) growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at “only” 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers’ index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund (“IMF”). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another “Lehman” event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond—2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba,1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
ING BlackRock Large Cap Growth Portfolio
Class ADV	$1,000.00	$930.20	1.40%	$6.70	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	931.90	0.80	3.83	1,000.00	1,020.83	0.80	4.01
Class S	1,000.00	930.50	1.04	4.98	1,000.00	1,019.64	1.04	5.21
Class S2	1,000.00	929.70	1.20	5.74	1,000.00	1,018.84	1.20	6.01
ING BlackRock Large Cap Value Portfolio
Class ADV	$1,000.00	$905.50	1.34%	$6.33	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	906.70	0.74	3.50	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	905.60	0.99	4.68	1,000.00	1,019.89	0.99	4.96
Class S2	1,000.00	905.10	1.14	5.38	1,000.00	1,019.14	1.14	5.71
ING Clarion Real Estate Portfolio
Class ADV	$1,000.00	$1,050.70	1.21%	$6.15	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,053.40	0.61	3.11	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	1,052.40	0.86	4.38	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	1,050.90	1.01	5.14	1,000.00	1,019.79	1.01	5.06

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
ING Franklin Income Portfolio
Class ADV	$1,000.00	$996.80	1.35%	$6.68	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,001.10	0.75	3.72	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	998.90	1.00	4.96	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	998.90	1.15	5.70	1,000.00	1,019.09	1.15	5.76
ING Franklin Mutual Shares Portfolio
Class ADV	$1,000.00	$950.00	1.38%	$6.67	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	954.50	0.78	3.78	1,000.00	1,020.93	0.78	3.91
Class S	1,000.00	953.00	1.03	4.99	1,000.00	1,019.69	1.03	5.16
ING JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$993.20	1.48%	$7.31	$1,000.00	$1,017.46	1.48%	$7.40
Class I	1,000.00	996.20	0.88	4.36	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	994.20	1.13	5.59	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	994.20	1.28	6.33	1,000.00	1,018.45	1.28	6.41
ING Large Cap Growth Portfolio
Class ADV	$1,000.00	$902.10	1.20%	$5.66	$1,000.00	$1,018.84	1.20%	$6.01
Class I	1,000.00	904.60	0.60	2.83	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	902.90	0.85	4.01	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	902.70	1.00	4.72	1,000.00	1,019.84	1.00	5.01
ING Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$1,018.50	0.87%	$4.35	$1,000.00	$1,020.48	0.87%	$4.36
Class I	1,000.00	1,021.20	0.27	1.35	1,000.00	1,023.46	0.27	1.35
Class S	1,000.00	1,019.20	0.52	2.60	1,000.00	1,022.22	0.52	2.61
ING Lord Abbett Growth and Income Portfolio
Class ADV	$1,000.00	$946.50	1.35%	$6.52	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	948.10	0.75	3.62	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	945.80	1.00	4.82	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	945.50	1.15	5.55	1,000.00	1,019.09	1.15	5.76
ING PIMCO High Yield Portfolio
Class ADV	$1,000.00	$1,044.50	1.09%	$5.53	$1,000.00	$1,019.39	1.09%	$5.46
Class I	1,000.00	1,047.60	0.49	2.49	1,000.00	1,022.36	0.49	2.46
Class S	1,000.00	1,046.20	0.74	3.75	1,000.00	1,021.12	0.74	3.71
Class S2	1,000.00	1,043.30	0.89	4.51	1,000.00	1,020.38	0.89	4.46
ING Pioneer Equity Income Portfolio
Class ADV	$1,000.00	$979.80	1.29%	$6.33	$1,000.00	$1,018.40	1.29%	$6.46
Class I	1,000.00	981.30	0.69	3.39	1,000.00	1,021.37	0.69	3.46
Class S	1,000.00	981.20	0.94	4.62	1,000.00	1,020.13	0.94	4.71
ING Pioneer Fund Portfolio
Class ADV	$1,000.00	$918.90	1.33%	$6.33	$1,000.00	$1,018.20	1.33%	$6.66
Class I	1,000.00	921.90	0.73	3.48	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	920.90	0.98	4.67	1,000.00	1,019.93	0.98	4.91

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
ING Templeton Global Growth Portfolio
Class ADV	$1,000.00	$877.40	1.49%	$6.94	$1,000.00	$1,017.41	1.49%	$7.45
Class I	1,000.00	880.30	0.89	4.15	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	879.70	1.14	5.31	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	879.00	1.29	6.01	1,000.00	1,018.40	1.29	6.46
ING U.S. Stock Index Portfolio
Class ADV	$1,000.00	$929.90	0.79%	$3.78	$1,000.00	$1,020.88	0.79%	$3.96
Class I	1,000.00	931.70	0.26	1.25	1,000.00	1,023.51	0.26	1.30
Class S	1,000.00	930.40	0.51	2.44	1,000.00	1,022.27	0.51	2.56
Class S2	1,000.00	930.10	0.66	3.16	1,000.00	1,021.52	0.66	3.31
ING Wells Fargo Small Cap Disciplined Portfolio
Class ADV	$1,000.00	$937.80	1.53%	$7.35	$1,000.00	$1,017.21	1.53%	$7.65
Class I	1,000.00	940.60	0.93	4.47	1,000.00	1,020.18	0.93	4.66
Class S	1,000.00	939.30	1.18	5.67	1,000.00	1,018.94	1.18	5.91
Class S2	1,000.00	939.10	1.33	6.39	1,000.00	1,018.20	1.33	6.66

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING BlackRock Large Cap Growth Portfolio	ING BlackRock Large Cap Value Portfolio	ING Clarion Real Estate Portfolio	ING Franklin Income Portfolio
ASSETS:
Investments in securities at value+*	$284,088,200	$157,446,530	$454,930,027	$722,014,972
Short-term investments at value**	3,351,214	1,084,556	6,533,673	60,456,252
Short-term investments in affiliates***	355,573	6,224,383	9,068,811	—
Cash	—	—	—	4,937,787
Foreign currencies at value****	—	—	—	108,115
Receivables:
Investment securities sold	52,084,364	23,969,480	—	13,302,250
Fund shares sold	336,910	124,135	93,745	159,081
Dividends and interest	194,927	158,821	1,295,859	9,200,069
Prepaid expenses	—	—	—	3,462
Reimbursement due from manager	—	—	—	27,969

Total assets	340,411,188	189,007,905	471,922,115	810,209,957

LIABILITIES:
Payable for investment securities purchased	51,809,115	23,802,960	—	4,572,020
Payable for fund shares redeemed	40,263	69,286	2,013,469	1,160,974
Payable upon receipt of securities loaned	3,444,930	1,137,800	7,285,449	60,508,703
Payable to affiliates	230,207	109,107	337,634	544,486
Payable for trustee fees	—	—	—	5,854
Payable for borrowings against line of credit	—	—	—	6,905,000
Other accrued expenses and liabilities	—	—	—	159,916

Total liabilities	55,524,515	25,119,153	9,636,552	73,856,953

NET ASSETS	$284,886,673	$163,888,752	$462,285,563	$736,353,004

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$385,950,562	$202,257,987	$817,955,075	$834,143,357
Undistributed net investment income	1,729,798	3,978,096	21,586,363	60,606,033
Accumulated net realized loss	(93,528,515)	(33,622,933)	(484,816,281)	(79,478,558)
Net unrealized appreciation or depreciation	(9,265,172)	(8,724,398)	107,560,406	(78,917,828)

NET ASSETS	$284,886,673	$163,888,752	$462,285,563	$736,353,004

+ Including securities loaned at value	$3,374,948	$1,112,055	$7,087,095	$58,900,527
* Cost of investments in securities	$293,261,195	$166,117,684	$346,617,845	$800,872,404
** Cost of short-term investments	$3,444,930	$1,137,800	$7,285,449	$60,508,703
*** Cost of short-term investments in affiliates	$355,573	$6,224,383	$9,068,811	$—
****Cost of foreign currencies	$—	$—	$—	$103,827

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING BlackRock Large Cap Growth Portfolio	ING BlackRock Large Cap Value Portfolio	ING Clarion Real Estate Portfolio	ING Franklin Income Portfolio
Class ADV:
Net assets	$3,818,118	$512,884	$2,896,268	$1,644,892
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	486,013	59,513	158,978	176,936
Net asset value and redemption price per share	$7.86	$8.62	$18.22	$9.30
Class I:
Net assets	$149,436,984	$136,663,931	$45,810,926	$283,238,069
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	18,497,311	15,615,403	2,445,930	30,047,410
Net asset value and redemption price per share	$8.08	$8.75	$18.73	$9.43
Class S:
Net assets	$127,867,574	$24,912,228	$395,402,963	$444,243,915
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,918,391	2,853,137	21,170,717	47,399,999
Net asset value and redemption price per share	$8.03	$8.73	$18.68	$9.37
Class S2:
Net assets	$3,763,997	$1,799,709	$18,175,406	$7,226,128
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	474,415	207,272	978,023	773,016
Net asset value and redemption price per share	$7.93	$8.68	$18.58	$9.35

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Franklin Mutual Shares Portfolio	ING JPMorgan Small Cap Core Equity Portfolio	ING Large Cap Growth Portfolio	ING Limited Maturity Bond Portfolio
ASSETS:
Investments in securities at value+*	$405,452,404	$301,867,741	$355,525,443	$339,708,667
Short-term investments at value**	9,997,040	22,352,621	—	43,377,377
Short-term investments in affiliates***	—	11,202,232	13,120,000	15,078,000
Short-term investments at amortized cost	16,998,832	—	—	—
Cash	5,207,163	18,002	697	32,073
Cash collateral for futures	—	—	—	608,531
Foreign currencies at value****	1,890,384	—	—	—
Receivables:
Investment securities sold	4,237,054	521,948	—	163
Fund shares sold	360,297	42,847	545,370	5,786
Dividends and interest	1,447,892	284,254	444,552	2,599,389
Unrealized appreciation on forward foreign currency contracts	6,386,012	—	—	—
Unrealized appreciation on swap agreements	—	—	—	4,701

Total assets	451,977,078	336,289,645	369,636,062	401,414,687

LIABILITIES:
Payable for investment securities purchased	6,839,658	1,980,564	5,015,156	1,870,661
Payable for fund shares redeemed	66	1,426,448	87,566	657,519
Payable upon receipt of securities loaned	—	22,576,875	—	43,546,983
Unrealized depreciation on forward foreign currency contracts	523,594	—	—	—
Upfront payments received on swap agreements	—	—	—	26,010
Unrealized depreciation on swap agreements	—	—	—	383,706
Payable to affiliates	336,090	293,710	209,172	116,850

Total liabilities	7,699,408	26,277,597	5,311,894	46,601,729

NET ASSETS	$444,277,670	$310,012,048	$364,324,168	$354,812,958

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$583,556,122	$372,137,977	$339,420,859	$344,233,704
Undistributed net investment income	4,598,341	1,078,678	2,605,710	18,002,914
Accumulated net realized gain (loss)	(90,852,316)	(49,504,709)	41,126,615	(10,490,419)
Net unrealized appreciation or depreciation	(53,024,477)	(13,699,898)	(18,829,016)	3,066,759

NET ASSETS	$444,277,670	$310,012,048	$364,324,168	$354,812,958

+ Including securities loaned at value	$—	$21,768,893	$—	$42,666,278
* Cost of investments in securities	$464,313,173	$315,247,765	$374,354,459	$335,854,243
** Cost of short-term investments	$9,995,406	$22,576,875	$—	$43,546,983
*** Cost of short-term investments in affiliates	$—	$11,202,232	$13,120,000	$15,078,000
****Cost of foreign currencies	$1,917,382	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING Franklin Mutual Shares Portfolio	ING JPMorgan Small Cap Core Equity Portfolio	ING Large Cap Growth Portfolio	ING Limited Maturity Bond Portfolio
Class ADV:
Net assets	$1,013,308	$4,288,716	$2,068,770	$829,205
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	148,054	421,684	202,283	79,282
Net asset value and redemption price per share	$6.84	$10.17	$10.23	$10.46
Class I:
Net assets	$258,272,037	$73,270,128	$254,197,197	$165,854,479
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	37,334,411	7,029,853	24,169,313	15,649,126
Net asset value and redemption price per share	$6.92	$10.42	$10.52	$10.60
Class S:
Net assets	$184,992,325	$200,388,770	$107,285,256	$188,129,274
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	26,827,375	19,375,060	10,294,240	17,714,350
Net asset value and redemption price per share	$6.90	$10.34	$10.42	$10.62
Class S2:
Net assets	n/a	$32,064,434	$772,945	n/a
Shares authorized	n/a	unlimited	unlimited	n/a
Par value	n/a	$0.001	$0.001	n/a
Shares outstanding	n/a	3,128,169	74,388	n/a
Net asset value and redemption price per share	n/a	$10.25	$10.39	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Lord Abbett Growth and Income Portfolio	ING PIMCO High Yield Portfolio	ING Pioneer Equity Income Portfolio	ING Pioneer Fund Portfolio
ASSETS:
Investments in securities at value+*	$131,610,084	$591,141,504	$116,956,085	$73,009,189
Short-term investments at value**	1,051,070	23,417,738	—	—
Short-term investments in affiliates***	—	—	1,952,247	345,000
Short-term investments at amortized cost	—	17,198,529	—	—
Cash	1,272,810	893,674	—	—
Foreign currencies at value****	—	417,578	—	—
Receivables:
Investment securities sold	1,767,996	—	—	—
Fund shares sold	183,428	19,049	59,489	326,560
Dividends and interest	72,652	10,677,911	238,706	100,766
Unrealized appreciation on forward foreign currency contracts	—	978,440	—	—
Upfront payments made on swap agreements	—	10,975	—	—
Unrealized appreciation on swap agreements	—	2,873,865	—	—
Prepaid expenses	—	—	607	—
Reimbursement due from manager	—	—	11,177	—

Total assets	135,958,040	647,629,263	119,218,311	73,781,515

LIABILITIES:
Payable for investment securities purchased	2,415,021	2,688,440	—	—
Payable for fund shares redeemed	400	3,501,738	—	—
Payable upon receipt of securities loaned	1,079,060	4,650,990	—	—
Payable for collateral due to counterparties	—	1,270,000	—	—
Unrealized depreciation on forward foreign currency contracts	—	177,156	—	—
Upfront payments received on swap agreements	—	3,946,009	—	—
Unrealized depreciation on swap agreements	—	1,103,931	—	—
Payable to affiliates	99,026	358,945	76,380	56,881
Payable for trustee fees	—	—	2,274	—
Other accrued expenses and liabilities	—	—	54,858	—
Written Options^	—	—	—	—

Total liabilities	3,593,507	17,697,209	133,512	56,881

NET ASSETS	$132,364,533	$629,932,054	$119,084,799	$73,724,634

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$202,354,211	$693,724,618	$164,579,041	$89,156,422
Undistributed net investment income	679,131	1,167,666	4,934,772	741,144
Accumulated net realized loss	(71,527,066)	(95,264,959)	(46,912,908)	(12,745,667)
Net unrealized appreciation or depreciation	858,257	30,304,729	(3,516,106)	(3,427,265)

NET ASSETS	$132,364,533	$629,932,054	$119,084,799	$73,724,634

+ Including securities loaned at value	$1,019,595	$4,533,380	$—	$—
* Cost of investments in securities	$130,723,837	$562,994,770	$120,472,191	$76,436,339
** Cost of short-term investments	$1,079,060	$23,859,473	$—	$—
*** Cost of short-term investments in affiliates	$—	$—	$1,952,247	$345,000
****Cost of foreign currencies	$—	$417,694	$—	$—
^ Premiums received on written options	$—	$41,974	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING Lord Abbett Growth and Income Portfolio	ING PIMCO High Yield Portfolio	ING Pioneer Equity Income Portfolio	ING Pioneer Fund Portfolio
Class ADV:
Net assets	$409,912	$8,825,193	$678	$109,635
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	56,569	911,618	100	12,252
Net asset value and redemption price per share	$7.25	$9.68	$6.78	$8.95
Class I:
Net assets	$78,148,728	$115,225,110	$119,081,481	$25,129,060
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,710,754	11,903,246	17,495,752	2,800,990
Net asset value and redemption price per share	$7.30	$9.68	$6.81	$8.97
Class S:
Net assets	$52,009,612	$505,880,806	$2,640	$48,485,939
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,091,541	52,259,815	390	5,404,114
Net asset value and redemption price per share	$7.33	$9.68	$6.77	$8.97
Class S2:
Net assets	$1,796,281	$945	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	246,310	98	n/a	n/a
Net asset value and redemption price per share	$7.29	$9.69	n/a	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Templeton Global Growth Portfolio	ING U.S. Stock Index Portfolio	ING Wells Fargo Small Cap Disciplined Portfolio
ASSETS:
Investments in securities at value+*	$505,146,781	$3,089,028,817	$45,636,705
Short-term investments at value**	11,290,880	16,713,730	2,832,739
Short-term investments in affiliates***	—	129,819,000	—
Short-term investments at amortized cost	9,700,000	—	—
Cash	12,564	7,100,937	21,745
Cash collateral for futures	—	4,232,268	—
Foreign currencies at value****	407,771	—	—
Receivables:
Investment securities sold	24,723	2,633,826	—
Fund shares sold	1,518,921	147,217	145,841
Dividends and interest	1,250,813	4,272,215	27,471
Prepaid expenses	—	—	315
Reimbursement due from manager	—	—	677

Total assets	529,352,453	3,253,948,010	48,665,493

LIABILITIES:
Payable for investment securities purchased	1,368,799	1,794,015	—
Payable for fund shares redeemed	92	799,968	—
Payable upon receipt of securities loaned	11,435,123	16,798,748	2,914,835
Payable to affiliates	454,504	737,209	44,323
Payable for trustee fees	—	—	3,004
Other accrued expenses and liabilities	—	—	44,292

Total liabilities	13,258,518	20,129,940	3,006,454

NET ASSETS	$516,093,935	$3,233,818,070	$45,659,039

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$691,761,818	$3,254,627,524	$98,014,303
Undistributed net investment income	15,933,749	35,559,419	322,224
Accumulated net realized gain (loss)	(91,140,149)	24,333,038	(47,609,709)
Net unrealized depreciation	(100,461,483)	(80,701,911)	(5,067,779)

NET ASSETS	$516,093,935	$3,233,818,070	$45,659,039

+ Including securities loaned at value	$10,887,788	$16,204,475	$2,747,882
* Cost of investments in securities	$605,450,114	$3,164,599,660	$50,622,388
** Cost of short-term investments	$11,435,123	$16,798,748	$2,914,835
*** Cost of short-term investments in affiliates	$—	$129,819,000	$—
****Cost of foreign currencies	$423,114	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING Templeton Global Growth Portfolio	ING U.S. Stock Index Portfolio	ING Wells Fargo Small Cap Disciplined Portfolio
Class ADV:
Net assets	$641	$810,962	$363,473
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	69	91,245	48,180
Net asset value and redemption price per share	$9.23	$8.89	$7.54
Class I:
Net assets	$258,057,361	$3,185,985,130	$5,986,464
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	27,617,507	353,912,707	787,660
Net asset value and redemption price per share	$9.34	$9.00	$7.60
Class S:
Net assets	$254,038,375	$24,521,161	$38,931,579
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	27,136,649	2,738,919	5,133,953
Net asset value and redemption price per share	$9.36	$8.95	$7.58
Class S2:
Net assets	$3,997,558	$22,500,817	$377,523
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	429,817	2,522,862	49,956
Net asset value and redemption price per share	$9.30	$8.92	$7.56

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING BlackRock Large Cap Growth Portfolio	ING BlackRock Large Cap Value Portfolio	ING Clarion Real Estate Portfolio	ING Franklin Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$2,018,800	$1,934,748	$6,593,845	$6,120,467
Interest	—	—	—	17,409,619
Securities lending income, net	9,246	5,162	4,276	101,509

Total investment income	2,028,046	1,939,910	6,598,121	23,631,595

EXPENSES:
Investment management fees	—	—	—	2,426,331
Unified fees	1,278,677	797,018	1,531,523	—
Distribution and service fees:
Class ADV	14,613	762	7,421	2,262
Class S	181,664	35,333	509,946	574,432
Class S2	10,158	5,204	47,906	18,376
Transfer agent fees	—	—	—	852
Administrative service fees	—	—	—	383,723
Shareholder reporting expense	—	—	—	94,975
Professional fees	—	—	—	43,337
Custody and accounting expense	—	—	—	46,994
Trustee fees	5,705	4,271	8,541	9,849
Miscellaneous expense	—	—	—	17,542
Interest expense	752	172	—	750

Total expenses	1,491,569	842,760	2,105,337	3,619,423
Net waived and reimbursed fees	(14,880)	(63,794)	(112,344)	(145,256)

Net expenses	1,476,689	778,966	1,992,993	3,474,167

Net investment income	551,357	1,160,944	4,605,128	20,157,428

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	22,480,433	11,596,684	39,688,830	9,553,404
Foreign currency related transactions	—	—	—	(53,062)

Net realized gain	22,480,433	11,596,684	39,688,830	9,500,342

Net change in unrealized appreciation or depreciation on:
Investments	(44,024,726)	(28,099,661)	(20,520,582)	(29,477,784)
Foreign currency related transactions	(531)	—	—	(13,353)

Net change in unrealized appreciation or depreciation	(44,025,257)	(28,099,661)	(20,520,582)	(29,491,137)

Net realized and unrealized gain (loss)	(21,544,824)	(16,502,977)	19,168,248	(19,990,795)

Increase (decrease) in net assets resulting from operations	$(20,993,467)	$(15,342,033)	$23,773,376	$166,633

* Foreign taxes withheld	$—	$—	$4,253	$46,222
(1) Dividends from affiliates	$766	$634	$6,358	$376

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Franklin Mutual Shares Portfolio	ING JPMorgan Small Cap Core Equity Portfolio	ING Large Cap Growth Portfolio	ING Limited Maturity Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$5,808,000	$1,685,455	$2,367,140	$13,110
Interest	1,135,634	606	—	5,290,391
Securities lending income, net	—	100,031	—	11,525

Total investment income	6,943,634	1,786,092	2,367,140	5,315,026

EXPENSES:
Unified fees	1,873,549	1,395,554	1,163,951	436,215
Distribution and service fees:
Class ADV	1,239	12,297	2,669	505
Class S	246,294	250,609	137,801	236,767
Class S2	—	87,570	2,126	2
Trustee fees	9,025	5,483	6,939	5,731
Interest expense	212	—	491	46

Total expenses	2,130,319	1,751,513	1,313,977	679,266
Net waived and reimbursed fees	(248)	(23,750)	(4,277)	(6,943)
Brokerage commission recapture	—	—	(2,669)	—

Net expenses	2,130,071	1,727,763	1,307,031	672,323

Net investment income	4,813,563	58,329	1,060,109	4,642,703

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,348,696	9,054,950	46,858,321	2,326,088
Foreign currency related transactions	8,012,727	—	—	—
Futures	—	(356,510)	—	(395,192)
Swaps	—	—	—	111,950

Net realized gain	9,361,423	8,698,440	46,858,321	2,042,846

Net change in unrealized appreciation or depreciation on:
Investments	(38,690,991)	(12,761,669)	(86,250,058)	1,021,989
Foreign currency related transactions	3,001,769	—	—	—
Futures	—	(218,487)	—	(733,516)
Swaps	—	—	—	(583,818)

Net change in unrealized appreciation or depreciation	(35,689,222)	(12,980,156)	(86,250,058)	(295,345)

Net realized and unrealized gain (loss)	(26,327,799)	(4,281,716)	(39,391,737)	1,747,501

Increase (decrease) in net assets resulting from operations	$(21,514,236)	$(4,223,387)	$(38,331,628)	$6,390,204

* Foreign taxes withheld	$401,685	$—	$60,694	$—
(1) Dividends from affiliates	$—	$8,455	$7,808	$13,110

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Lord Abbett Growth and Income Portfolio	ING PIMCO High Yield Portfolio	ING Pioneer Equity Income Portfolio	ING Pioneer Fund Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,056,855	$412,402	$1,985,503	$887,718
Interest	500	24,895,488	—	—
Securities lending income, net	6,238	9,587	—	—

Total investment income	1,063,593	25,317,477	1,985,503	887,718

EXPENSES:
Investment management fees	—	—	414,559	—
Unified fees	556,298	1,473,050	—	299,536
Distribution and service fees:
Class ADV	672	14,949	2	122
Class S	74,121	599,955	4	67,820
Class S2	5,008	4	—	2
Transfer agent fees	—	—	87	—
Administrative service fees	—	—	63,778	—
Shareholder reporting expense	—	—	19,560	—
Professional fees	—	—	8,054	—
Custody and accounting expense	—	—	6,464	—
Trustee fees	2,767	10,566	6,189	1,447
Interest expense	—	—	—	116

Total expenses	638,866	2,098,524	518,697	369,043
Net waived and reimbursed fees	(1,135)	(2,990)	(77,345)	(192)
Brokerage commission recapture	(3,689)	—	(934)	(856)

Net expenses	634,042	2,095,534	440,418	367,995

Net investment income	429,551	23,221,943	1,545,085	519,723

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	3,726,258	15,071,025	(643,708)	1,035,009
Foreign currency related transactions	24	2,818,329	—	986
Swaps	—	(819,248)	—	—
Written options	—	910,133	—	—

Net realized gain (loss)	3,726,282	17,980,239	(643,708)	1,035,995

Net change in unrealized appreciation or depreciation on:
Investments	(11,325,517)	(16,176,181)	(2,902,794)	(7,900,702)
Foreign currency related transactions	—	241,749	—	(341)
Swaps	—	1,279,510	—	—
Written options	—	55,978	—	—

Net change in unrealized appreciation or depreciation	(11,325,517)	(14,598,944)	(2,902,794)	(7,901,043)

Net realized and unrealized gain (loss) on	(7,599,235)	3,381,295	(3,546,502)	(6,865,048)

Increase (decrease) in net assets resulting from operations	$(7,169,684)	$26,603,238	$(2,001,417)	$(6,345,325)

* Foreign taxes withheld	$9,923	$—	$3,854	$9,279
(1) Dividends from affiliates	$—	$—	$656	$363

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Templeton Global Growth Portfolio	ING U.S. Stock Index Portfolio	ING Wells Fargo Small Cap Disciplined Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$8,937,947	$34,909,788	$246,180
Interest	4,140	27	—
Securities lending income, net	371,025	163,201	5,462

Total investment income	9,313,112	35,073,016	251,642

EXPENSES:
Investment management fees	—	—	197,231
Unified fees	2,556,961	4,657,470	—
Distribution and service fees:
Class ADV	3	1,881	1,206
Class S	361,958	32,570	54,509
Class S2	11,004	59,396	1,062
Transfer agent fees	—	—	201
Administrative service fees	—	—	25,614
Shareholder reporting expense	—	—	18,702
Professional fees	—	—	3,808
Custody and accounting expense	—	—	2,612
Trustee fees	10,954	65,960	991
Miscellaneous expense	—	—	2,726
Interest expense	93	210	208

Total expenses	2,940,973	4,817,487	308,870
Net waived and reimbursed fees	(2,201)	(39,392)	(14,549)
Brokerage commission recapture	(1,050)	—	—

Net expenses	2,937,722	4,778,095	294,321

Net investment income (loss)	6,375,390	30,294,921	(42,679)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,631,266)	41,791,324	3,732,070
Foreign currency related transactions	(107,417)	—	—
Futures	—	(1,002,838)	—

Net realized gain (loss)	(1,738,683)	40,788,486	3,732,070

Net change in unrealized appreciation or depreciation on:
Investments	(75,195,150)	(303,203,721)	(6,993,288)
Foreign currency related transactions	3,889	—	—
Futures	—	(5,136,267)	—

Net change in unrealized appreciation or depreciation	(75,191,261)	(308,339,988)	(6,993,288)

Net realized and unrealized loss	(76,929,944)	(267,551,502)	(3,261,218)

Decrease in net assets resulting from operations	$(70,554,554)	$(237,256,581)	$(3,303,897)

* Foreign taxes withheld	$733,616	$—	$—
(1) Dividends from affiliates	$—	$64,987	$1,700

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING BlackRock Large Cap Growth Portfolio		ING BlackRock Large Cap Value Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$551,357	$1,187,621	$1,160,944	$2,826,537
Net realized gain (loss)	22,480,433	(8,478,690)	11,596,684	(7,537,626)
Net change in unrealized appreciation or depreciation	(44,025,257)	82,706,701	(28,099,661)	47,914,368

Increase (decrease) in net assets resulting from operations	(20,993,467)	75,415,632	(15,342,033)	43,203,279

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(885,048)	—	(1,659,953)
Class S	—	(390,902)	—	(114,838)
Class S2	—	—	—	(4,682)

Total distributions	—	(1,275,950)	—	(1,779,473)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,447,772	42,878,741	20,712,101	95,386,679
Reinvestment of distributions	—	1,275,950	—	1,779,473

	25,447,772	44,154,691	20,712,101	97,166,152
Cost of shares redeemed	(38,570,544)	(47,266,748)	(76,157,830)	(49,173,791)

Net increase (decrease) in net assets resulting from capital share transactions	(13,122,772)	(3,112,057)	(55,445,729)	47,992,361

Net increase (decrease) in net assets	(34,116,239)	71,027,625	(70,787,762)	89,416,167

NET ASSETS:
Beginning of period	319,002,912	247,975,287	234,676,514	145,260,347

End of period	$284,886,673	$319,002,912	$163,888,752	$234,676,514

Undistributed net investment income at end of period	$1,729,798	$1,178,441	$3,978,096	$2,817,152

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Clarion Real Estate Portfolio		ING Franklin Income Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$4,605,128	$17,317,566	$20,157,428	$39,793,232
Net realized gain (loss)	39,688,830	(345,066,174)	9,500,342	(29,024,964)
Net change in unrealized appreciation or depreciation	(20,520,582)	492,618,694	(29,491,137)	172,307,947

Increase in net assets resulting from operations	23,773,376	164,870,086	166,633	183,076,215

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(33,355)	—	(48)
Class I	—	(12,826,211)	—	(18,194,815)
Class S	—	(12,603,759)	—	(25,329,375)
Class S2	—	(577,947)	—	(462,107)
Net realized gains:
Class ADV	—	(22,450)	—	—
Class I	—	(7,082,767)	—	—
Class S	—	(7,699,229)	—	—
Class S2	—	(375,213)	—	—

Total distributions	—	(41,220,931)	—	(43,986,345)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,592,099	136,969,415	29,847,001	117,172,299
Reinvestment of distributions	—	41,220,930	—	43,986,297

	29,592,099	178,190,345	29,847,001	161,158,596
Cost of shares redeemed	(52,226,131)	(553,254,635)	(73,545,039)	(88,662,790)

Net increase (decrease) in net assets resulting from capital share transactions	(22,634,032)	(375,064,290)	(43,698,038)	72,495,806

Net increase (decrease) in net assets	1,139,344	(251,415,135)	(43,531,405)	211,585,676

NET ASSETS:
Beginning of period	461,146,219	712,561,354	779,884,409	568,298,733

End of period	$462,285,563	$461,146,219	$736,353,004	$779,884,409

Undistributed net investment income at end of period	$21,586,363	$16,981,235	$60,606,033	$40,448,605

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Franklin Mutual Shares Portfolio		ING JPMorgan Small Cap Core Equity Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$4,813,563	$7,395,304	$58,329	$1,254,300
Net realized gain (loss)	9,361,423	(57,981,573)	8,698,440	(45,083,029)
Net change in unrealized appreciation or depreciation	(35,689,222)	153,979,816	(12,980,156)	111,301,374

Increase (decrease) in net assets resulting from operations	(21,514,236)	103,393,547	(4,223,387)	67,472,645

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1)	—	(3,377)
Class I	—	(333,572)	—	(842,165)
Class S	—	(218,739)	—	(629,675)
Class S2	—	—	—	(71,528)
Net realized gains:
Class ADV	—	—	—	(48,040)
Class I	—	—	—	(2,490,759)
Class S	—	—	—	(3,341,755)
Class S2	—	—	—	(705,495)

Total distributions	—	(552,312)	—	(8,132,794)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,371,134	47,037,941	61,796,434	27,894,143
Reinvestment of distributions	—	552,311	—	8,132,794

	11,371,134	47,590,252	61,796,434	36,026,937
Cost of shares redeemed	(31,770,609)	(46,422,543)	(33,181,749)	(93,209,693)

Net increase (decrease) in net assets resulting from capital share transactions	(20,399,475)	1,167,709	28,614,685	(57,182,756)

Net increase (decrease) in net assets	(41,913,711)	104,008,944	24,391,298	2,157,095

NET ASSETS:
Beginning of period	486,191,381	382,182,437	285,620,750	283,463,655

End of period	$444,277,670	$486,191,381	$310,012,048	$285,620,750

Undistributed net investment income (distributions in excess of net investment income) at end of period	$4,598,341	$(215,222)	$1,078,678	$1,020,349

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Large Cap Growth Portfolio		ING Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$1,060,109	$1,549,534	$4,642,703	$13,158,321
Net realized gain (loss)	46,858,321	(4,406,560)	2,042,846	(9,229,852)
Net change in unrealized appreciation or depreciation	(86,250,058)	99,240,244	(295,345)	23,437,954

Increase (decrease) in net assets resulting from operations	(38,331,628)	96,383,218	6,390,204	27,366,423

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(45)
Class I	—	(1,196,338)	—	(12,895,715)
Class S	—	(223,847)	—	(9,447,837)
Class S2	—	(64)	—	(49)
Net realized gains:
Class ADV	—	—	—	(9)
Class I	—	—	—	(2,104,759)
Class S	—	—	—	(1,637,288)
Class S2	—	—	—	(9)

Total distributions	—	(1,420,249)	—	(26,085,711)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	59,700,291	199,747,835	85,060,763	174,268,522
Reinvestment of distributions	—	1,420,249	—	26,085,599

	59,700,291	201,168,084	85,060,763	200,354,121
Cost of shares redeemed	(36,366,914)	(46,778,667)	(46,637,206)	(311,050,828)

Net increase (decrease) in net assets resulting from capital share transactions	23,333,377	154,389,417	38,423,557	(110,696,707)

Net increase (decrease) in net assets	(14,998,251)	249,352,386	44,813,761	(109,415,995)

NET ASSETS:
Beginning of period	379,322,419	129,970,033	309,999,197	419,415,192

End of period	$364,324,168	$379,322,419	$354,812,958	$309,999,197

Undistributed net investment income at end of period	$2,605,710	$1,545,601	$18,002,914	$13,360,211

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Lord Abbett Growth and Income Portfolio		ING PIMCO High Yield Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$429,551	$1,304,178	$23,221,943	$54,741,023
Net realized gain (loss)	3,726,282	(34,559,624)	17,980,239	(97,176,511)
Net change in unrealized appreciation or depreciation	(11,325,517)	56,319,633	(14,598,944)	258,033,300

Increase (decrease) in net assets resulting from operations	(7,169,684)	23,064,187	26,603,238	215,597,812

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(4)	(159,486)	(43,496)
Class I	—	(786,480)	(5,160,256)	(15,408,026)
Class S	—	(412,179)	(20,435,627)	(34,201,804)
Class S2	—	(11,170)	(38)	(68)

Total distributions	—	(1,209,833)	(25,755,407)	(49,653,394)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,871,820	3,586,688	132,230,810	56,357,219
Reinvestment of distributions	—	1,209,829	25,755,369	49,151,561

	2,871,820	4,796,517	157,986,179	105,508,780
Cost of shares redeemed	(9,775,183)	(21,355,596)	(58,586,370)	(506,112,368)

Net increase (decrease) in net assets resulting from capital share transactions	(6,903,363)	(16,559,079)	99,399,809	(400,603,588)

Net increase (decrease) in net assets	(14,073,047)	5,295,275	100,247,640	(234,659,170)

NET ASSETS:
Beginning of period	146,437,580	141,142,305	529,684,414	764,343,584

End of period	$132,364,533	$146,437,580	$629,932,054	$529,684,414

Undistributed net investment income at end of period	$679,131	$249,580	$1,167,666	$3,701,130

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Pioneer Equity Income Portfolio		ING Pioneer Fund Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$1,545,085	$3,470,085	$519,723	$1,195,013
Net realized gain (loss)	(643,708)	(26,958,129)	1,035,995	(7,403,072)
Net change in unrealized appreciation or depreciation	(2,902,794)	39,001,625	(7,901,043)	22,898,367

Increase (decrease) in net assets resulting from operations	(2,001,417)	15,513,581	(6,345,325)	16,690,308

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(6)
Class I	—	—	—	(375,025)
Class S	—	—	—	(594,694)
Class S2	—	—	—	(9)

Total distributions	—	—	—	(969,734)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,368,141	9,680,529	4,610,601	9,147,235
Reinvestment of distributions	—	—	—	969,719

	1,368,141	9,680,529	4,610,601	10,116,954
Cost of shares redeemed	(9,654,913)	(12,277,263)	(8,566,059)	(14,265,948)

Net decrease in net assets resulting from capital share transactions	(8,286,772)	(2,596,734)	(3,955,458)	(4,148,994)

Net increase (decrease) in net assets	(10,288,189)	12,916,847	(10,300,783)	11,571,580

NET ASSETS:
Beginning of period	129,372,988	116,456,141	84,025,417	72,453,837

End of period	$119,084,799	$129,372,988	$73,724,634	$84,025,417

Undistributed net investment income at end of period	$4,934,772	$3,389,687	$741,144	$221,421

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Templeton Global Growth Portfolio		ING U.S. Stock Index Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$6,375,390	$9,144,941	$30,294,921	$24,123,008
Net realized gain (loss)	(1,738,683)	(44,355,166)	40,788,486	(944,203)
Net change in unrealized appreciation or depreciation	(75,191,261)	184,953,942	(308,339,988)	343,024,831

Increase (decrease) in net assets resulting from operations	(70,554,554)	149,743,717	(237,256,581)	366,203,636

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(10)	—	(677)
Class I	—	(6,662,051)	—	(19,039,079)
Class S	—	(5,758,627)	—	(113,476)
Class S2	—	(81,628)	—	(79,644)

Total distributions	—	(12,502,316)	—	(19,232,876)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,715,948	44,496,188	744,992,783	3,044,296,310
Reinvestment of distributions	—	12,502,306	—	19,232,857

	25,715,948	56,998,494	744,992,783	3,063,529,167
Cost of shares redeemed	(44,935,058)	(65,558,659)	(801,457,916)	(243,715,013)

Net increase (decrease) in net assets resulting from capital share transactions	(19,219,110)	(8,560,165)	(56,465,133)	2,819,814,154

Net increase (decrease) in net assets	(89,773,664)	128,681,236	(293,721,714)	3,166,784,914

NET ASSETS:
Beginning of period	605,867,599	477,186,363	3,527,539,784	360,754,870

End of period	$516,093,935	$605,867,599	$3,233,818,070	$3,527,539,784

Undistributed net investment income at end of period	$15,933,749	$9,558,359	$35,559,419	$5,264,498

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Wells Fargo Small Cap Disciplined Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$(42,679)	$374,553
Net realized gain (loss)	3,732,070	(33,655,004)
Net change in unrealized appreciation or depreciation	(6,993,288)	52,622,159

Increase (decrease) in net assets resulting from operations	(3,303,897)	19,341,708

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(744)
Class I	—	(831,630)
Class S	—	(180,153)
Class S2	—	(2,009)

Total distributions	—	(1,014,536)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,810,384	23,426,604
Reinvestment of distributions	—	1,014,536

	21,810,384	24,441,140
Cost of shares redeemed	(14,487,017)	(106,927,612)

Net increase (decrease) in net assets resulting from capital share transactions	7,323,367	(82,486,472)

Net increase (decrease) in net assets	4,019,470	(64,159,300)

NET ASSETS:
Beginning of period	41,639,569	105,798,869

End of period	$45,659,039	$41,639,569

Undistributed net investment income at end of period	$322,224	$364,903

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING BlackRock Large Cap Growth Portfolio
Class ADV
06-30-10	8.45	(0.01)	(0.58)	(0.59)	—	—	—	—	7.86	(6.98)	1.55	1.40	†	1.40	†	(0.13	)†	3,818	120
12-31-09	6.52	(0.00)*	1.93	1.93	—	—	—	—	8.45	29.60	1.56	1.36	†	1.36	†	(0.05	)†	3,849	231
12-31-08	12.15	(0.01)	(4.44)	(4.45)	—	1.18	—	1.18	6.52	(39.24)	1.56	1.26	†	1.26	†	(0.13	)†	2,962	156
12-31-07	11.42	(0.04)	0.77	0.73	—	—	—	—	12.15	6.39	1.55	1.29		1.29		(0.33)		5,943	195
12-31-06	11.48	(0.03)	0.79	0.76	—	0.82	—	0.82	11.42	6.73	1.55	1.36		1.36		(0.39)		4,825	139
12-31-05	10.45	(0.02)	1.05	1.03	—	—	—	—	11.48	9.86	1.56	1.36		1.36		(0.64)		1,714	155
Class I
06-30-10	8.67	0.02	(0.61)	(0.59)	—	—	—	—	8.08	(6.81)	0.80	0.80	†	0.80	†	0.47	†	149,437	120
12-31-09	6.68	0.04	1.99	2.03	0.04	—	—	0.04	8.67	30.58	0.81	0.76	†	0.76	†	0.55	†	167,466	231
12-31-08	12.38	0.05	(4.55)	(4.50)	0.02	1.18	—	1.20	6.68	(38.94)	0.81	0.66	†	0.66	†	0.48	†	137,725	156
12-31-07	11.56	0.02	0.80	0.82	—	—	—	—	12.38	7.09	0.80	0.66		0.66		0.27		264,011	195
04-28-06(4) - 12-31-06	11.97	0.02	0.39	0.41	—	0.82	—	0.82	11.56	3.54	0.80	0.76		0.76		0.21		1,464	139
Class S
06-30-10	8.63	0.01	(0.61)	(0.60)	—	—	—	—	8.03	(6.95)	1.05	1.04	†	1.04	†	0.23	†	127,868	120
12-31-09	6.65	0.02	1.98	2.00	0.02	—	—	0.02	8.63	30.20	1.06	1.01	†	1.01	†	0.31	†	143,730	231
12-31-08	12.33	0.02	(4.52)	(4.50)	—	1.18	—	1.18	6.65	(39.06)	1.06	0.91	†	0.91	†	0.25	†	104,114	156
12-31-07	11.55	0.00 *	0.78	0.78	—	—	—	—	12.33	6.75	1.05	0.94		0.94		0.02		165,538	195
12-31-06	11.56	(0.01)	0.82	0.81	—	0.82	—	0.82	11.55	7.12	1.05	1.01		1.01		(0.08)		153,064	139
12-31-05	10.48	(0.01)	1.09	1.08	—	—	—	—	11.56	10.31	1.06	1.01		1.01		(0.27)		155,252	155
Class S2
06-30-10	8.53	0.00 *	(0.60)	(0.60)	—	—	—	—	7.93	(7.03)	1.30	1.20	†	1.20	†	0.06	†	3,764	120
12-31-09	6.56	0.01	1.96	1.97	—	—	—	—	8.53	30.03	1.31	1.16	†	1.16	†	0.16	†	3,957	231
12-31-08	12.21	0.01	(4.48)	(4.47)	—	1.18	—	1.18	6.56	(39.21)	1.31	1.06	†	1.06	†	0.06	†	3,174	156
12-31-07	11.45	(0.01)	0.77	0.76	—	—	—	—	12.21	6.64	1.30	1.06		1.06		(0.14)		8,280	195
05-26-06(5) - 12-31-06	11.37	(0.01)	0.91	0.90	—	0.82	—	0.82	11.45	8.03	1.30	1.16		1.16		(0.12)		12	139
01-01-05(5) - 10-03-05	10.44	(0.04)	0.52	0.48	—	—	—	—	10.92	4.60	1.32	1.20		1.20		(0.52)		2,294	78

ING BlackRock Large Cap Value Portfolio
Class ADV
06-30-10	9.52	0.03 •	(0.93)	(0.90)	—	—	—	—	8.62	(9.45)	1.56	1.34	†	1.34	†	0.63	†	513	76
12-31-09	8.46	0.08	0.98	1.06	—	—	—	—	9.52	12.53	1.56	1.34	†	1.34	†	0.88	†	1	207
12-31-08	13.85	0.06	(4.86)	(4.80)	—	0.59	—	0.59	8.46	(35.61)	1.55	1.34	†	1.34	†	0.53	†	1	129
12-31-07	13.75	0.03 •	0.53	0.56	0.02	0.44	—	0.46	13.85	3.87	1.55	1.34		1.34		0.23		1	110
04-28-06(4) - 12-31-06	13.48	0.04 •	0.66	0.70	0.10	0.33	—	0.43	13.75	5.45	1.55	1.35		1.35		0.47		1	103

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations					Less distributions								Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period	Total Return (1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)		($)	($)	($)		($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING BlackRock Large Cap Value Portfolio (Continued)
Class I
06-30-10	9.65	0.06	•	(0.96)		(0.90)	—	—		—	—		8.75	(9.33)	0.81	0.74	†	0.74	†	1.20	†	136,664	76
12-31-09	8.60	0.12	•	1.00		1.12	0.07	—		—	0.07		9.65	13.19	0.81	0.74	†	0.74	†	1.37	†	203,859	207
12-31-08	14.08	0.13	•	(4.94)		(4.81)	0.08	0.59		—	0.67		8.60	(35.19)	0.80	0.74	†	0.74	†	1.12	†	112,925	129
12-31-07	13.94	0.11	•	0.55		0.66	0.08	0.44		—	0.52		14.08	4.55	0.80	0.74		0.74		0.77		114,103	110
12-31-06	12.35	0.12	•	1.90		2.02	0.10	0.33		—	0.43		13.94	16.65	0.80	0.75		0.75		0.90		43,567	103
12-31-05	11.70	0.10		0.55		0.65	—	0.00	*	—	0.00	*	12.35	5.56	0.82	0.78		0.78		0.83		44,567	170
Class S
06-30-10	9.64	0.05		(0.96)		(0.91)	—	—		—	—		8.73	(9.44)	1.06	0.99	†	0.99	†	0.98	†	24,912	76
12-31-09	8.58	0.10	•	1.00		1.10	0.04	—		—	0.04		9.64	12.85	1.06	0.99	†	0.99	†	1.20	†	28,628	207
12-31-08	14.02	0.12		(4.93)		(4.81)	0.04	0.59		—	0.63		8.58	(35.32)	1.05	0.99	†	0.99	†	0.82	†	30,122	129
12-31-07	13.89	0.08	•	0.54		0.62	0.05	0.44		—	0.49		14.02	4.30	1.05	0.99		0.99		0.55		60,977	110
12-31-06	12.31	0.09	•	1.89		1.98	0.07	0.33		—	0.40		13.89	16.36	1.05	1.00		1.00		0.69		71,171	103
12-31-05	11.69	0.09		0.53		0.62	—	0.00	*	—	0.00	*	12.31	5.31	1.07	1.03		1.03		0.57		42,308	170
Class S2
06-30-10	9.59	0.05		(0.96)		(0.91)	—	—		—	—		8.68	(9.49)	1.31	1.14	†	1.14	†	0.83	†	1,800	76
12-31-09	8.53	0.09	•	0.99		1.08	0.02	—		—	0.02		9.59	12.69	1.31	1.14	†	1.14	†	1.04	†	2,189	207
12-31-08	13.94	0.10		(4.90)		(4.80)	0.02	0.59		—	0.61		8.53	(35.42)	1.30	1.14	†	1.14	†	0.67	†	2,213	129
12-31-07	13.82	0.06	•	0.53		0.59	0.03	0.44		—	0.47		13.94	4.11	1.30	1.14		1.14		0.40		4,304	110
12-31-06	12.26	0.07	•	1.89		1.96	0.07	0.33		—	0.40		13.82	16.20	1.30	1.15		1.15		0.53		4,560	103
12-31-05	11.67	0.05		0.54		0.59	—	0.00	*	—	0.00	*	12.26	5.06	1.32	1.18		1.18		0.45		3,134	170

ING Clarion Real Estate Portfolio
Class ADV
06-30-10	17.34	0.15	•	0.73		0.88	—	—		—	—		18.22	5.07	1.40	1.21	†	1.21	†	1.64	†	2,896	23
12-31-09	13.77	0.37	•	4.07		4.44	0.52	0.35		—	0.87		17.34	35.38	1.41	1.23	†	1.23	†	2.79	†	1,391	91
12-31-08	28.02	0.47	•	(9.82)		(9.35)	0.32	4.58		—	4.90		13.77	(38.73)	1.40	1.24	†	1.24	†	2.08	†	931	53
12-31-07	38.58	0.42	•	(6.66)		(6.24)	0.45	3.87		—	4.32		28.02	(18.02)	1.39	1.24		1.24		1.23		848	40
04-17-06(4) - 12-31-06	33.28	0.22	•	8.33		8.55	0.52	2.73		—	3.25		38.58	27.48	1.40	1.25		1.25		0.88		548	28
Class I
06-30-10	17.78	0.21	•	0.74		0.95	—	—		—	—		18.73	5.34	0.65	0.61	†	0.61	†	2.18		45,811	23
12-31-09	14.13	0.46	•	4.17		4.63	0.63	0.35		—	0.98		17.78	36.29	0.66	0.63	†	0.63	†	3.59	†	44,956	91
12-31-08	28.55	0.58	•	(10.01)		(9.43)	0.41	4.58		—	4.99		14.13	(38.36)	0.65	0.64	†	0.64	†	2.58	†	370,871	53
12-31-07	39.06	0.72	•	(6.85)		(6.13)	0.51	3.87		—	4.38		28.55	(17.52)	0.64	0.64		0.64		2.05		337,942	40
12-31-06	31.11	0.65	•	10.55		11.20	0.52	2.73		—	3.25		39.06	37.95	0.65	0.65		0.65		1.84		224,507	28
12-31-05	27.68	0.58	(b)	4.06	†(b)	4.64	0.35	0.86		—	1.21		31.11	17.11	0.65	0.65		0.65		1.86	†	9,654	24

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Clarion Real Estate Portfolio (Continued)
Class S
06-30-10	17.75	0.18	•	0.75	0.93	—	—	—	—	18.68	5.24	0.90	0.86	†	0.86	†	1.92	[1]	395,403	23
12-31-09	14.08	0.46		4.13	4.59	0.57	0.35	—	0.92	17.75	35.89	0.91	0.88	†	0.88	†	3.14	†	395,965	91
12-31-08	28.41	0.52	•	(9.97)	(9.45)	0.30	4.58	—	4.88	14.08	(38.51)	0.90	0.89	†	0.89	†	2.17	†	324,906	53
12-31-07	38.89	0.44	•	(6.64)	(6.20)	0.41	3.87	—	4.28	28.41	(17.74)	0.89	0.89		0.89		1.22		644,502	40
12-31-06	30.98	0.41	•	10.67	11.08	0.44	2.73	—	3.17	38.89	37.63	0.90	0.90		0.90		1.19		1,025,126	28
12-31-05	27.61	0.47	(b)•	4.07 (b)	4.54	0.31	0.86	—	1.17	30.98	16.78	0.90	0.90		0.90		1.58	†	983,628	24
Class S2
06-30-10	17.68	0.16	•	0.74	0.90	—	—	—	—	18.58	5.09	1.15	1.01	†	1.01	†	1.77	[1]	18,175	23
12-31-09	14.01	0.40	•	4.16	4.56	0.54	0.35	—	0.89	17.68	35.70	1.16	1.03	†	1.03	†	3.00	†	18,835	91
12-31-08	28.28	0.48	•	(9.92)	(9.44)	0.25	4.58	—	4.83	14.01	(38.60)	1.15	1.04	†	1.04	†	2.03	†	15,855	53
12-31-07	38.74	0.41	•	(6.63)	(6.22)	0.37	3.87	—	4.24	28.28	(17.85)	1.14	1.04		1.04		1.16		30,577	40
12-31-06	30.91	0.38	•	10.61	10.99	0.43	2.73	—	3.16	38.74	37.41	1.15	1.05		1.05		1.09		40,991	28
12-31-05	27.58	0.42	(b)•	4.07 (b)	4.49	0.30	0.86	—	1.16	30.91	16.59	1.15	1.05		1.05		1.43	†	28,996	24

ING Franklin Income Portfolio
Class ADV
06-30-10	9.33	0.25	•	(0.28)	(0.03)	—	—	—	—	9.30	(0.32)	1.54	1.35		1.35		5.25		1,645	24
12-31-09	7.58	0.46	•	1.81	2.27	0.52	—	—	0.52	9.33	31.13	1.55	1.34		1.34		5.64		1	48
12-31-08	11.12	0.63		(3.85)	(3.22)	0.24	0.08	—	0.32	7.58	(29.64)	1.53	1.34		1.34		6.48		1	38
12-31-07	11.02	0.55		(0.31)	0.24	0.12	0.02	—	0.14	11.12	2.17	1.53	1.34		1.34		5.03		1	30
12-29-06(4) - 12-31-06	11.02	(0.00	)*	—	(0.00)*	—	—	—	—	11.02	—	1.55	1.34		1.34		(1.34)		1	9
Class I
06-30-10	9.42	0.26	•	(0.25)	0.01	—	—	—	—	9.43	0.11	0.79	0.75		0.75		5.40		283,238	24
12-31-09	7.67	0.53	•	1.82	2.35	0.60	—	—	0.60	9.42	32.03	0.80	0.74		0.74		6.32		306,057	48
12-31-08	11.23	0.69	•	(3.85)	(3.16)	0.32	0.08	—	0.40	7.67	(28.92)	0.78	0.74		0.74		7.17		252,264	38
12-31-07	11.05	0.67	•	(0.35)	0.32	0.12	0.02	—	0.14	11.23	2.89	0.78	0.74		0.74		5.90		197,597	30
04-28-06(4) - 12-31-06	10.00	0.35	•	0.70	1.05	—	—	—	—	11.05	10.50	0.80	0.74		0.74		5.01		25,465	9
Class S
06-30-10	9.38	0.24	•	(0.25)	(0.01)	—	—	—	—	9.37	(0.11)	1.04	1.00		1.00		5.16		444,244	24
12-31-09	7.65	0.50	•	1.81	2.31	0.58	—	—	0.58	9.38	31.51	1.05	0.99		0.99		6.06		465,967	48
12-31-08	11.19	0.66	•	(3.82)	(3.16)	0.30	0.08	—	0.38	7.65	(28.98)	1.03	0.99		0.99		6.81		310,156	38
12-31-07	11.03	0.62	•	(0.32)	0.30	0.12	0.02	—	0.14	11.19	2.66	1.03	0.99		0.99		5.44		372,497	30
04-28-06(4) - 12-31-06	10.00	0.35	•	0.68	1.03	—	—	—	—	11.03	10.30	1.05	0.99		0.99		4.82		177,754	9
Class S2
06-30-10	9.36	0.24	•	(0.25)	(0.01)	—	—	—	—	9.35	(0.11)	1.29	1.15		1.15		5.01		7,226	24
12-31-09	7.63	0.45		1.84	2.29	0.56	—	—	0.56	9.36	31.27	1.30	1.14		1.14		5.90		7,860	48
12-31-08	11.17	0.72		(3.89)	(3.17)	0.29	0.08	—	0.37	7.63	(29.11)	1.28	1.14		1.14		6.57		5,878	38
12-31-07	11.02	0.60	•	(0.31)	0.29	0.12	0.02	—	0.14	11.17	2.56	1.28	1.14		1.14		5.32		9,017	30
05-03-06(4) - 12-31-06	9.99	0.33	•	0.70	1.03	—	—	—	—	11.02	10.31	1.30	1.14		1.14		4.57		2,917	9

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Franklin Mutual Shares Portfolio
Class ADV
06-30-10	7.20	0.07	•	(0.43)	(0.36)	—		—		—	—		6.84	(5.00)	1.53	1.38		1.38		1.96		1,013	16
12-31-09	5.73	0.06		1.42	1.48	0.01		—		—	0.01		7.20	25.82	1.54	1.39		1.39		1.07		1	57
12-31-08	9.63	0.10		(3.77)	(3.67)	0.22		0.01		—	0.23		5.73	(38.07)	1.53	1.38		1.38		1.25		1	43
04-30-07(4) - 12-31-07	10.00	0.07	•	(0.44)	(0.37)	—		0.00	*	—	0.00	*	9.63	(3.67)	1.53	1.38		1.38		0.98		1	17
Class I
06-30-10	7.25	0.08		(0.41)	(0.33)	—		—		—	—		6.92	(4.55)	0.78	0.78		0.78		2.10		258,272	16
12-31-09	5.73	0.12		1.41	1.53	0.01		—		—	0.01		7.25	26.70	0.79	0.79		0.79		1.88		290,087	57
12-31-08	9.67	0.15	•	(3.79)	(3.64)	0.29		0.01		—	0.30		5.73	(37.61)	0.78	0.78		0.78		1.88		229,057	43
04-30-07(4) - 12-31-07	10.00	0.10	•	(0.42)	(0.32)	0.01		—		—	0.01		9.67	(3.19)	0.78	0.78		0.78		1.48		175,811	17
Class S
06-30-10	7.24	0.07		(0.41)	(0.34)	—		—		—	—		6.90	(4.70)	1.03	1.03		1.03		1.86		184,992	16
12-31-09	5.73	0.10		1.42	1.52	0.01		—		—	0.01		7.24	26.52	1.04	1.04		1.04		1.63		196,104	57
12-31-08	9.66	0.13		(3.78)	(3.65)	0.27		0.01		—	0.28		5.73	(37.77)	1.03	1.03		1.03		1.64		153,125	43
04-30-07(4) - 12-31-07	10.00	0.05	•	(0.39)	(0.34)	—		0.00	*	—	0.00	*	9.66	(3.37)	1.03	1.03		1.03		0.81		217,507	17

ING JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-10	10.24	(0.03)		(0.04)	(0.07)	—		—		—	—		10.17	(0.68)	1.63	1.48	†	1.48	†	(0.32	)†	4,289	25
12-31-09	8.29	(0.00	)*	2.17	2.17	0.01		0.21		—	0.22		10.24	26.74	1.64	1.48	†	1.48	†	0.07	†	2,523	46
12-31-08	13.09	0.02		(3.72)	(3.70)	0.00	*	1.10		—	1.10		8.29	(30.14)	1.63	1.46	†	1.46	†	0.15	†	1,619	62
12-31-07	14.10	0.03	•	(0.23)	(0.20)	0.02		0.79		—	0.81		13.09	(2.09)	1.63	1.45		1.45		0.23		2,602	47
12-31-06	12.44	(0.01)		2.00	1.99	—		0.33		—	0.33		14.10	16.24	1.63	1.46		1.46		(0.04)		1,954	43
12-31-05	13.34	(0.03	)•	0.44	0.41	—		1.31		—	1.31		12.44	3.37	1.64	1.49		1.48		(0.21)		746	57
Class I
06-30-10	10.46	0.01		(0.05)	(0.04)	—		—		—	—		10.42	(0.38)	0.88	0.88	†	0.88	†	0.24	†	73,270	25
12-31-09	8.46	0.05	•	2.23	2.28	0.07		0.21		—	0.28		10.46	27.59	0.89	0.88	†	0.88	†	0.59	†	75,550	46
12-31-08	13.36	0.06		(3.77)	(3.71)	0.09		1.10		—	1.19		8.46	(29.74)	0.88	0.86	†	0.86	†	0.77	†	113,694	62
12-31-07	14.33	0.12		(0.25)	(0.13)	0.05		0.79		—	0.84		13.36	(1.56)	0.88	0.85		0.85		0.81		117,034	47
12-31-06	12.57	0.06		2.04	2.10	0.01		0.33		—	0.34		14.33	16.95	0.88	0.86		0.86		0.50		131,532	43
12-31-05	13.39	0.05	•	0.44	0.49	—		1.31		—	1.31		12.57	4.00	0.89	0.89		0.88		0.39		94,448	57
Class S
06-30-10	10.40	(0.01)		(0.05)	(0.06)	—		—		—	—		10.34	(0.58)	1.13	1.13	†	1.13	†	(0.00	)†	200,389	25
12-31-09	8.40	0.04		2.21	2.25	0.04		0.21		—	0.25		10.40	27.34	1.14	1.13	†	1.13	†	0.41	†	173,314	46
12-31-08	13.27	0.07		(3.79)	(3.72)	0.05		1.10		—	1.15		8.40	(29.95)	1.13	1.11	†	1.11	†	0.49	†	138,139	62
12-31-07	14.23	0.08		(0.23)	(0.15)	0.02		0.79		—	0.81		13.27	(1.69)	1.13	1.10		1.10		0.56		251,078	47
12-31-06	12.51	0.03		2.02	2.05	—		0.33		—	0.33		14.23	16.63	1.13	1.11		1.11		0.25		248,675	43
12-31-05	13.37	0.02	•	0.43	0.45	—		1.31		—	1.31		12.51	3.69	1.14	1.14		1.13		0.14		180,454	57

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING JPMorgan Small Cap Core Equity Portfolio (Continued)
Class S2
06-30-10	10.31	(0.01)		(0.05)	(0.06)	—		—	—	—		10.25	(0.58)	1.38	1.28	†	1.28	†	(0.16	)†	32,064	25
12-31-09	8.33	0.03		2.18	2.21	0.02		0.21	—	0.23		10.31	27.06	1.39	1.28	†	1.28	†	0.25	†	34,234	46
12-31-08	13.16	0.05		(3.75)	(3.70)	0.03		1.10	—	1.13		8.33	(30.03)	1.38	1.26	†	1.26	†	0.34	†	30,011	62
12-31-07	14.13	0.06		(0.24)	(0.18)	—		0.79	—	0.79		13.16	(1.90)	1.38	1.25		1.25		0.41		50,954	47
12-31-06	12.44	0.01		2.01	2.02	—		0.33	—	0.33		14.13	16.48	1.38	1.26		1.26		0.09		54,106	43
12-31-05	13.32	(0.00	)*	0.43	0.43	—		1.31	—	1.31		12.44	3.55	1.39	1.29		1.28		(0.01)		45,413	57

ING Large Cap Growth Portfolio
Class ADV
06-30-10	11.34	0.01	•	(1.12)	(1.11)	—		—	—	—		10.23	(9.79)	1.35	1.20	†	1.20	†	0.17	†	2,069	93
12-31-09	8.01	0.02		3.31	3.33	—		—	—	—		11.34	41.57	1.36	1.20	†	1.20	†	0.17	†	1	19
12-31-08	12.65	0.03		(3.32)	(3.29)	—		1.35	—	1.35		8.01	(27.86)	1.35	1.20	†	1.19	†	0.33	†	1	46
12-31-07	11.52	(0.03	)•	1.31	1.28	0.04		0.11	—	0.15		12.65	11.09	1.35	1.20		1.19		(0.20)		1	30
12-29-06(4) - 12-31-06	11.52	(0.00	)*	—	(0.00)*	—		—	—	—		11.52	—	1.35	1.20		1.18		(1.18)		1	123
Class I
06-30-10	11.63	0.04		(1.15)	(1.11)	—		—	—	—		10.52	(9.54)	0.60	0.60	†	0.60	†	0.62	†	254,197	93
12-31-09	8.19	0.07	•	3.42	3.49	0.05		—	—	0.05		11.63	42.73	0.61	0.60	†	0.60	†	0.68	†	282,862	19
12-31-08	12.88	0.10		(3.38)	(3.28)	0.06		1.35	—	1.41		8.19	(27.34)	0.60	0.60	†	0.59	†	0.89	†	120,012	46
12-31-07	11.64	0.05	•	1.34	1.39	0.04		0.11	—	0.15		12.88	11.92	0.60	0.60		0.59		0.41		186,021	30
12-31-06	10.99	0.04		0.61	0.65	—		—	—	—		11.64	5.91	0.60	0.60		0.58		0.31		190,233	123
05-02-05(4) - 12-31-05	9.67	0.01	•	1.31	1.32	0.00	*	—	—	0.00	*	10.99	13.68	0.60	0.60		0.60		0.14		207,699	140
Class S
06-30-10	11.54	0.01		(1.13)	(1.12)	—		—	—	—		10.42	(9.71)	0.85	0.85	†	0.85	†	0.38	†	107,285	93
12-31-09	8.14	0.04	•	3.40	3.44	0.04		—	—	0.04		11.54	42.45	0.86	0.85	†	0.85	†	0.41	†	95,580	19
12-31-08	12.80	0.07	•	(3.36)	(3.29)	0.02		1.35	—	1.37		8.14	(27.55)	0.85	0.85	†	0.84	†	0.67	†	9,156	46
12-31-07	11.57	0.03		1.32	1.35	0.01		0.11	—	0.12		12.80	11.65	0.85	0.85		0.84		0.17		8,688	30
12-31-06	10.96	0.01		0.60	0.61	—		—	—	—		11.57	5.57	0.85	0.85		0.83		0.07		10,618	123
12-31-05	10.54	(0.02)		0.44	0.42	—		—	—	—		10.96	3.98	0.85	0.85		0.85		(0.23)		8,096	140
Class S2
06-30-10	11.51	0.01		(1.13)	(1.12)	—		—	—	—		10.39	(9.73)	1.10	1.00	†	1.00	†	0.22	†	773	93
12-31-09	8.10	0.03	•	3.38	3.41	0.00	*	—	—	—		11.51	42.11	1.11	1.00	†	1.00	†	0.37	†	879	19
12-31-08	12.74	0.06		(3.35)	(3.29)	0.00	*	1.35	—	1.35		8.10	(27.63)	1.10	1.00	†	0.99	†	0.49	†	802	46
12-31-07	11.52	0.00	•*	1.33	1.33	—		0.11	—	0.11		12.74	11.52	1.10	1.00		0.99		0.02		1,301	30
12-31-06	10.93	(0.01)		0.60	0.59	—		—	—	—		11.52	5.40	1.10	1.00		0.98		(0.08)		1,331	123
12-31-05	10.53	(0.03)		0.43	0.40	—		—	—	—		10.93	3.80	1.10	1.00		1.00		(0.37)		961	140

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)

ING Limited Maturity Bond Portfolio
Class ADV
06-30-10	10.27	0.11	•	0.08	0.19	—	—	—	—	10.46	1.85	1.02	0.87	†	0.87	†	2.19	†	829	198
12-31-09	10.19	0.31		0.34	0.65	0.48	0.09	—	0.57	10.27	6.48	1.02	0.87	†	0.87	†	2.92	†	1	460
12-31-08	11.01	0.41		(0.47)	(0.06)	0.68	0.08	—	0.76	10.19	(0.73)	1.02	0.87	†	0.87	†	3.83	†	1	310
12-31-07	10.66	0.45		0.10	0.55	0.20	—	—	0.20	11.01	5.23	1.02	0.87	†	0.87	†	4.19	†	1	439
04-28-06(4) - 12-31-06	10.80	0.28	•	0.00 *	0.28	0.42	—	—	0.42	10.66	2.68	1.03	0.88	†	0.88	†	3.84	†	1	352
Class I
06-30-10	10.38	0.15	•	0.07	0.22	—	—	—	—	10.60	2.12	0.27	0.27	†	0.27	†	2.97	†	165,854	198
12-31-09	10.28	0.37	•	0.38	0.75	0.56	0.09	—	0.65	10.38	7.41	0.27	0.27	†	0.27	†	3.52	†	113,672	460
12-31-08	11.09	0.49	•	(0.46)	0.03	0.76	0.08	—	0.84	10.28	0.06	0.27	0.27	†	0.27	†	4.45	†	213,975	310
12-31-07	10.70	0.52	•	0.12	0.64	0.25	—	—	0.25	11.09	6.09	0.27	0.27	†	0.27	†	4.78	†	487,841	439
12-31-06	10.70	0.49	•	(0.07)	0.42	0.42	—	—	0.42	10.70	4.02	0.28	0.28	†	0.28	†	4.64	†	118,858	352
04-29-05(4) - 12-31-05	11.14	0.28	•	(0.12)	0.16	0.57	0.03	—	0.60	10.70	1.44	0.29	0.29		0.29		3.96		3,265	219
Class S
06-30-10	10.42	0.14	•	0.06	0.20	—	—	—	—	10.62	1.92	0.52	0.52	†	0.52	†	2.74	†	188,129	198
12-31-09	10.31	0.34	•	0.38	0.72	0.52	0.09	—	0.61	10.42	7.16	0.52	0.52	†	0.52	†	3.30	†	196,325	460
12-31-08	11.12	0.45	•	(0.45)	(0.00)*	0.73	0.08	—	0.81	10.31	(0.23)	0.52	0.52	†	0.52	†	4.13	†	205,438	310
12-31-07	10.73	0.50	•	0.11	0.61	0.22	—	—	0.22	11.12	5.77	0.52	0.52	†	0.52	†	4.55	†	251,309	439
12-31-06	10.72	0.46	•	(0.06)	0.40	0.39	—	—	0.39	10.73	3.83	0.53	0.53	†	0.53	†	4.27	†	295,289	352
12-31-05	11.10	0.37	•	(0.19)	0.18	0.53	0.03	—	0.56	10.72	1.63	0.54	0.54		0.54		3.44		300,275	219

ING Lord Abbett Growth and Income Portfolio
Class ADV
06-30-10	7.66	0.01	•	(0.42)	(0.41)	—	—	—	—	7.25	(5.35)	1.50	1.35		1.35		0.24		410	21
12-31-09	6.49	0.04	•	1.18	1.22	0.05	—	—	0.05	7.66	18.78	1.51	1.36	†	1.35	†	0.63	†	1	70
12-31-08	12.48	0.11		(4.42)	(4.31)	0.16	1.52	—	1.68	6.49	(36.86)	1.50	1.35	†	1.35	†	1.16	†	1	108
12-31-07	12.51	0.09		0.38	0.47	0.19	0.31	—	0.50	12.48	3.67	1.50	1.35		1.34		0.72		1	131
04-28-06(4) - 12-31-06	12.92	0.08	•	0.82	0.90	0.16	1.15	—	1.31	12.51	7.95	1.50	1.35		1.34		1.00		1	48
Class I
06-30-10	7.70	0.03		(0.43)	(0.40)	—	—	—	—	7.30	(5.19)	0.75	0.75		0.75		0.69		78,149	21
12-31-09	6.53	0.08		1.16	1.24	0.07	—	—	0.07	7.70	19.03	0.76	0.76	†	0.75	†	1.08	†	84,790	70
12-31-08	12.68	0.17		(4.48)	(4.31)	0.32	1.52	—	1.84	6.53	(36.39)	0.75	0.75	†	0.75	†	1.70	†	78,882	108
12-31-07	12.68	0.16	•	0.40	0.56	0.25	0.31	—	0.56	12.68	4.35	0.75	0.75		0.74		1.25		142,519	131
12-31-06	11.98	0.19	•	1.82	2.01	0.16	1.15	—	1.31	12.68	17.92	0.75	0.75		0.74		1.56		91,058	48
12-31-05	11.50	0.16	•	0.49	0.65	0.17	—	—	0.17	11.98	5.73	0.75	0.75		0.75		1.36		1,270	141

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)

ING Lord Abbett Growth and Income Portfolio (Continued)
Class S
06-30-10	7.75	0.02		(0.44)	(0.42)	—	—		—	—	7.33	(5.42)	1.00	1.00		1.00		0.43		52,010	21
12-31-09	6.57	0.06		1.17	1.23	0.05	—		—	0.05	7.75	18.79	1.01	1.01	†	1.00	†	0.85	†	59,656	70
12-31-08	12.68	0.17		(4.51)	(4.34)	0.25	1.52		—	1.77	6.57	(36.58)	1.00	1.00	†	1.00	†	1.46	†	60,368	108
12-31-07	12.67	0.14	•	0.40	0.54	0.22	0.31		—	0.53	12.68	4.15	1.00	1.00		0.99		1.07		127,090	131
12-31-06	11.96	0.15	•	1.82	1.97	0.11	1.15		—	1.26	12.67	17.60	1.00	1.00		0.99		1.25		161,230	48
12-31-05	11.48	0.13	•	0.49	0.62	0.14	—		—	0.14	11.96	5.48	1.00	1.00		1.00		1.10		176,644	141
Class S2
06-30-10	7.71	0.01		(0.43)	(0.42)	—	—		—	—	7.29	(5.45)	1.25	1.15		1.15		0.29		1,796	21
12-31-09	6.54	0.05		1.16	1.21	0.04	—		—	0.04	7.71	18.57	1.26	1.16	†	1.15	†	0.69	†	1,992	70
12-31-08	12.61	0.13		(4.45)	(4.32)	0.23	1.52		—	1.75	6.54	(36.67)	1.25	1.15	†	1.15	†	1.31	†	1,891	108
12-31-07	12.61	0.12	•	0.40	0.52	0.21	0.31		—	0.52	12.61	4.03	1.25	1.15		1.14		0.91		3,429	131
12-31-06	11.94	0.14	•	1.79	1.93	0.11	1.15		—	1.26	12.61	17.31	1.25	1.15		1.14		1.12		3,688	48
12-31-05	11.47	0.11	•	0.50	0.61	0.14	—		—	0.14	11.94	5.41	1.25	1.15		1.15		0.94		2,803	141
ING PIMCO High Yield Portfolio
Class ADV
06-30-10	9.64	0.35	•	0.08	0.43	0.39	—		—	0.39	9.68	4.45	1.24	1.09		1.09		7.32		8,825	20
12-31-09	7.01	0.62		2.67	3.29	0.66	—		—	0.66	9.64	48.93	1.25	1.10		1.10		8.54		1,464	70
12-31-08	9.88	0.64	•	(2.80)	(2.16)	0.65	0.00	*	0.06	0.71	7.01	(22.84)	1.24	1.09		1.09		7.24		211	416
12-31-07	10.32	0.66		(0.41)	0.25	0.64	0.05		—	0.69	9.88	2.46	1.25	1.10		1.10		6.49		315	153
05-22-06(4) - 12-31-06	10.14	0.39		0.19	0.58	0.31	0.09		—	0.40	10.32	5.83	1.25	1.10		1.10		6.47		3	72
Class I
06-30-10	9.65	0.38	•	0.08	0.46	0.43	—		—	0.43	9.68	4.76	0.49	0.49		0.49		7.94		115,225	20
12-31-09	7.02	0.75	•	2.59	3.34	0.71	—		—	0.71	9.65	49.77	0.50	0.50		0.50		9.84		57,950	70
12-31-08	9.88	0.66		(2.76)	(2.10)	0.70	0.00	*	0.06	0.76	7.02	(22.37)	0.49	0.49		0.49		8.50		405,134	416
12-31-07	10.31	0.71		(0.39)	0.32	0.70	0.05		—	0.75	9.88	3.12	0.50	0.50		0.50		6.93		45,773	153
12-31-06	10.20	0.72	•	0.18	0.90	0.70	0.09		—	0.79	10.31	9.22	0.50	0.50		0.50		7.11		162,093	72
04-29-05(4) - 12-31-05	10.07	0.48	•	0.16	0.64	0.49	0.02		—	0.51	10.20	6.48	0.50	0.50		0.50		7.10		841	102
Class S
06-30-10	9.65	0.37		0.07	0.44	0.41	—		—	0.41	9.68	4.62	0.74	0.74		0.74		7.67		505,881	20
12-31-09	7.02	0.76		2.56	3.32	0.69	—		—	0.69	9.65	49.37	0.75	0.75		0.75		9.18		470,270	70
12-31-08	9.89	0.67	•	(2.80)	(2.13)	0.68	0.00	*	0.06	0.74	7.02	(22.53)	0.74	0.74		0.74		7.58		358,998	416
12-31-07	10.32	0.69	•	(0.40)	0.29	0.67	0.05		—	0.72	9.89	2.86	0.75	0.75		0.75		6.76		614,158	153
12-31-06	10.21	0.70		0.17	0.87	0.67	0.09		—	0.76	10.32	8.95	0.75	0.75		0.75		6.85		689,288	72
12-31-05	10.50	0.67	•	(0.24)	0.43	0.70	0.02		—	0.72	10.21	4.33	0.75	0.75		0.75		6.53		721,985	102
Class S2
06-30-10	9.66	0.36		0.06	0.42	0.39	—		—	0.39	9.69	4.33	0.99	0.89		0.89		7.40		1	20
12-31-09	7.02	0.74		2.59	3.33	0.69	—		—	0.69	9.66	49.57	1.00	0.90		0.90		9.01		1	70
12-31-08	9.90	0.66	•	(2.80)	(2.14)	0.68	0.00	*	0.06	0.74	7.02	(22.60)	0.99	0.89		0.89		7.48		1	416
12-31-07	10.32	0.67		(0.38)	0.29	0.66	0.05		—	0.71	9.90	2.84	1.00	0.90		0.90		6.57		1	153
12-29-06(4) - 12-31-06	10.32	(0.00	)*	—	(0.00)*	—	—		—	—	10.32	—	1.00	0.90		0.90		(0.90)		1	72

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)

ING Pioneer Equity Income Portfolio
Class ADV
06-30-10	6.92	0.06		(0.20)	(0.14)	—	—		—	—	6.78	(2.02)	1.56	1.29	†	1.29	†	1.82	†	1	7
12-31-09	6.18	0.14		0.60	0.74	—	—		—	—	6.92	11.97	1.58	1.29	†	1.28	†	2.37	†	1	34
12-31-08	9.18	0.20		(3.00)	(2.80)	0.19	—		0.01	0.20	6.18	(30.38)	1.56	1.29	†	1.29	†	2.44	†	1	23
05-11-07(4) - 12-31-07	10.00	0.15		(0.89)	(0.74)	0.08	—		—	0.08	9.18	(7.39)	1.53	1.29		1.28		2.35		1	20
Class I
06-30-10	6.94	0.09	•	(0.22)	(0.13)	—	—		—	—	6.81	(1.87)	0.81	0.69	†	0.69	†	2.42	†	119,081	7
12-31-09	6.16	0.19		0.59	0.78	—	—		—	—	6.94	12.66	0.83	0.69	†	0.68	†	2.98	†	129,369	34
12-31-08	9.18	0.24		(3.02)	(2.78)	0.23	—		0.01	0.24	6.16	(30.12)	0.81	0.69	†	0.69	†	3.06	†	116,455	23
05-11-07(4) - 12-31-07	10.00	0.19	•	(0.88)	(0.69)	0.13	—		—	0.13	9.18	(6.94)	0.78	0.69		0.68		3.16		165,905	20
Class S
06-30-10	6.90	0.08	•	(0.21)	(0.13)	—	—		—	—	6.77	(1.88)	1.06	0.94	†	0.94	†	2.17	†	3	7
12-31-09	6.14	0.15	•	0.61	0.76	—	—		—	—	6.90	12.38	1.08	0.94	†	0.93	†	2.45	†	3	34
12-31-08	9.18	0.22		(3.02)	(2.80)	0.23	—		0.01	0.24	6.14	(30.34)	1.06	0.94	†	0.94	†	2.70	†	1	23
05-11-07(4) - 12-31-07	10.00	0.17	•	(0.89)	(0.72)	0.10	—		—	0.10	9.18	(7.17)	1.03	0.94		0.93		2.73		1	20

ING Pioneer Fund Portfolio
Class ADV
06-30-10	9.74	0.04	•	(0.83)	(0.79)	—	—		—	—	8.95	(8.11)	1.48	1.33	†	1.33	†	0.90	†	110	7
12-31-09	7.93	0.11	•	1.77	1.88	0.07	—		—	0.07	9.74	23.74	1.48	1.31	†	1.30	†	1.32	†	1	19
12-31-08	13.02	0.13		(4.56)	(4.43)	0.20	0.45		0.01	0.66	7.93	(34.98)	1.48	1.29	†	1.28	†	1.12	†	1	13
12-31-07	12.89	0.08	•	0.52	0.60	0.16	0.31		—	0.47	13.02	4.51	1.49	1.29		1.29		0.61		1	24
12-29-06(4) - 12-31-06	12.89	(0.00	)*	—	(0.00)*	—	—		—	—	12.89	—	1.51	1.31		1.31		(1.31)		1	19
Class I
06-30-10	9.73	0.07		(0.83)	(0.76)	—	—		—	—	8.97	(7.81)	0.73	0.73	†	0.73	†	1.42	†	25,129	7
12-31-09	7.92	0.15		1.79	1.94	0.13	—		—	0.13	9.73	24.45	0.73	0.71	†	0.70	†	1.79	†	28,964	19
12-31-08	13.16	0.22		(4.62)	(4.40)	0.38	0.45		0.01	0.84	7.92	(34.53)	0.73	0.69	†	0.68	†	1.75	†	23,411	13
12-31-07	12.92	0.16		0.55	0.71	0.16	0.31		—	0.47	13.16	5.36	0.74	0.69		0.69		1.24		41,028	24
12-31-06	11.04	0.16		1.72	1.88	—	—		—	—	12.92	17.03	0.76	0.71		0.71		1.33		31,524	19
04-29-05(4) - 12-31-05	10.06	0.11	•	0.92	1.03	0.05	0.00	*	—	0.05	11.04	10.25 (a)	0.75	0.71		0.71		1.49		28,289	39
Class S
06-30-10	9.74	0.06		(0.83)	(0.77)	—	—		—	—	8.97	(7.91)	0.98	0.98	†	0.98	†	1.17	†	48,486	7
12-31-09	7.93	0.13	•	1.79	1.92	0.11	—		—	0.11	9.74	24.15	0.98	0.96	†	0.95	†	1.54	†	55,060	19
12-31-08	13.12	0.20		(4.62)	(4.42)	0.31	0.45		0.01	0.77	7.93	(34.72)	0.98	0.94	†	0.93	†	1.50	†	49,041	13
12-31-07	12.89	0.14		0.53	0.67	0.13	0.31		—	0.44	13.12	5.07	0.99	0.94		0.94		0.98		94,535	24
12-31-06	11.04	0.12		1.73	1.85	—	—		—	—	12.89	16.76	1.01	0.96		0.96		1.08		98,788	19
05-03-05(4) - 12-31-05	10.17	0.09	•	0.82	0.91	0.04	0.00	*	—	0.04	11.04	8.99 (a)	1.00	0.96		0.96		1.27		82,505	39

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)

ING Templeton Global Growth Portfolio
Class ADV
06-30-10	10.52	0.08		(1.37)	(1.29)	—	—	—	—	9.23	(12.26)	1.64	1.49		1.49		1.62		1	3
12-31-09	8.11	0.11	•	2.44	2.55	0.14	—	—	0.14	10.52	31.87	1.66	1.51		1.51		1.22		1	10
12-31-08	14.20	0.18	•	(5.72)	(5.54)	0.05	0.50	—	0.55	8.11	(40.06)	1.64	1.49		1.49		1.60		1	12
12-31-07	14.39	0.13	•	0.19	0.32	0.18	0.33	—	0.51	14.20	2.01	1.66	1.50		1.50		0.89		1	23
12-29-06(4) - 12-31-06	14.39	(0.00	)*	—	(0.00)*	—	—	—	—	14.39	—	1.68	1.53		1.53		(1.53)		1	20
Class I
06-30-10	10.61	0.12		(1.39)	(1.27)	—	—	—	—	9.34	(11.97)	0.89	0.89		0.89		2.36		258,057	3
12-31-09	8.21	0.17	•	2.47	2.64	0.24	—	—	0.24	10.61	32.73	0.91	0.91		0.91		1.93		289,255	10
12-31-08	14.38	0.24	•	(5.75)	(5.51)	0.16	0.50	—	0.66	8.21	(39.57)	0.89	0.89		0.89		2.19		229,007	12
12-31-07	14.47	0.12	•	0.30	0.42	0.18	0.33	—	0.51	14.38	2.69	0.90	0.90		0.90		0.82		177,447	23
04-28-06(4) - 12-31-06	14.83	0.15	•	1.37	1.52	0.17	1.71	—	1.88	14.47	12.03	0.93	0.93		0.93		1.58		1	20
Class S
06-30-10	10.64	0.12		(1.40)	(1.28)	—	—	—	—	9.36	(12.03)	1.14	1.14		1.14		2.09		254,038	3
12-31-09	8.23	0.15	•	2.46	2.61	0.20	—	—	0.20	10.64	32.30	1.16	1.16		1.16		1.64		311,920	10
12-31-08	14.39	0.26		(5.80)	(5.54)	0.12	0.50	—	0.62	8.23	(39.68)	1.14	1.14		1.14		2.07		244,440	12
12-31-07	14.49	0.18	•	0.20	0.38	0.15	0.33	—	0.48	14.39	2.41	1.15	1.15		1.15		1.22		466,444	23
12-31-06	13.61	0.17		2.56	2.73	0.14	1.71	—	1.85	14.49	21.92	1.18	1.18		1.17		1.28		478,331	20
12-31-05	12.48	0.09		1.13	1.22	0.09	—	—	0.09	13.61	9.88	1.22	1.22		1.22		0.67		380,403	109
Class S2
06-30-10	10.58	0.11		(1.39)	(1.28)	—	—	—	—	9.30	(12.10)	1.39	1.29		1.29		1.96		3,998	3
12-31-09	8.18	0.13	•	2.45	2.58	0.18	—	—	0.18	10.58	32.08	1.41	1.31		1.31		1.50		4,692	10
12-31-08	14.29	0.27		(5.79)	(5.52)	0.09	0.50	—	0.59	8.18	(39.77)	1.39	1.29		1.29		1.93		3,738	12
12-31-07	14.39	0.17		0.19	0.36	0.13	0.33	—	0.46	14.29	2.31	1.40	1.30		1.30		1.08		8,171	23
12-31-06	13.54	0.14		2.55	2.69	0.13	1.71	—	1.84	14.39	21.71	1.43	1.33		1.32		1.11		8,480	20
12-31-05	12.43	0.06		1.14	1.20	0.09	—	—	0.09	13.54	9.78	1.47	1.37		1.37		0.49		6,469	109

ING U.S. Stock Index Portfolio
Class ADV
06-30-10	9.56	0.06	•	(0.73)	(0.67)	—	—	—	—	8.89	(7.01)	1.01	0.79	†	0.79	†	1.16	†	811	15
05-28-09(4) - 12-31-09	7.75	0.12	•	1.74	1.86	0.05	—	—	0.05	9.56	23.99	1.01	0.79	†	0.79	†	2.20	†	155	12
Class I
06-30-10	9.66	0.08		(0.74)	(0.66)	—	—	—	—	9.00	(6.83)	0.26	0.26	†	0.26	†	1.70	†	3,185,985	15
12-31-09	7.70	0.18	•	1.84	2.02	0.06	—	—	0.06	9.66	26.22	0.26	0.26	†	0.26	†	1.99	†	3,475,342	12
12-31-08	12.94	0.23	•	(4.97)	(4.74)	0.39	0.11	—	0.50	7.70	(37.12)	0.26	0.26	†	0.26	†	2.14	†	333,552	3
12-31-07	12.85	0.23		0.46	0.69	0.22	0.38	—	0.60	12.94	5.28	0.26	0.26	†	0.26	†	1.90	†	481,091	4
12-31-06	11.40	0.21	•	1.52	1.73	0.19	0.09	—	0.28	12.85	15.52	0.27	0.27	†	0.27	†	1.74	†	405,602	9
12-31-05	10.90	0.19		0.31	0.50	—	—	—	—	11.40	4.59	0.28	0.28		0.28		1.68		388,184	6

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)

ING U.S. Stock Index Portfolio (Continued)
Class S
06-30-10	9.62	0.07		(0.74)	(0.67)	—	—	—	—	8.95	(6.96)	0.51	0.51	†	0.51	†	1.45	†	24,521	15
12-31-09	7.67	0.15	•	1.84	1.99	0.04	—	—	0.04	9.62	25.97	0.51	0.51	†	0.51	†	1.82	†	26,732	12
12-31-08	12.91	0.21	•	(4.96)	(4.75)	0.38	0.11	—	0.49	7.67	(37.35)	0.51	0.51	†	0.51	†	2.03	†	14,414	3
04-30-07(4) - 12-31-07	13.49	0.18	•	(0.16)	0.02	0.22	0.38	—	0.60	12.91	0.06	0.51	0.51	†	0.51	†	2.03	†	5,358	4
Class S2
06-30-10	9.59	0.06		(0.73)	(0.67)	—	—	—	—	8.92	(6.99)	0.76	0.66	†	0.66	†	1.31	†	22,501	15
12-31-09	7.65	0.14	•	1.83	1.97	0.03	—	—	0.03	9.59	25.79	0.76	0.66	†	0.66	†	1.69	†	25,311	12
12-31-08	12.89	0.19	•	(4.95)	(4.76)	0.37	0.11	—	0.48	7.65	(37.42)	0.76	0.66	†	0.66	†	1.96	†	12,788	3
08-01-07(4) - 12-31-07	12.79	0.14	•	(0.04)	0.10	—	—	—	—	12.89	0.78	0.76	0.66	†	0.66	†	2.62	†	2,005	4

ING Wells Fargo Small Cap Disciplined Portfolio
Class ADV
06-30-10	8.04	(0.02	)•	(0.48)	(0.50)	—	—	—	—	7.54	(6.22)	1.74	1.53		1.53		(0.55)		363	27
12-31-09	6.23	(0.01	)•	1.84	1.83	0.02	—	—	0.02	8.04	29.46	1.72	1.51	†	1.51	†	(0.14	)†	283	89
12-31-08	10.91	0.03	•	(3.36)	(3.33)	0.05	1.30	—	1.35	6.23	(32.96)	1.68	1.47	†	1.47	†	0.34	†	122	69
12-31-07	11.37	0.05		(0.51)	(0.46)	—	—	—	—	10.91	(4.05)	1.67	1.47		1.47		0.36		354	111
12-31-06	9.73	0.01	•	1.88	1.89	0.03	0.22	—	0.25	11.37	19.44	1.69	1.47		1.47		0.09		412	62
11-30-05(4) - 12-31-05	10.00	(0.01)		(0.26)	(0.27)	—	—	—	—	9.73	(2.70)	2.03	1.47		1.47		(1.69)		1	1
Class I
06-30-10	8.08	0.01		(0.49)	(0.48)	—	—	—	—	7.60	(5.94)	0.99	0.93		0.93		0.05		5,986	27
12-31-09	6.27	0.04	•	1.84	1.88	0.07	—	—	0.07	8.08	30.27	0.97	0.91	†	0.91	†	0.57	†	6,770	89
12-31-08	11.01	0.11		(3.42)	(3.31)	0.13	1.30	—	1.43	6.27	(32.58)	0.93	0.87	†	0.87	†	1.06	†	84,464	69
12-31-07	11.40	0.10		(0.49)	(0.39)	—	—	—	—	11.01	(3.42)	0.92	0.87		0.87		0.97		146,223	111
12-31-06	9.73	0.08	•	1.86	1.94	0.05	0.22	—	0.27	11.40	19.93	0.94	0.87		0.87		0.73		111,724	62
11-30-05(4) - 12-31-05	10.00	(0.01)		(0.26)	(0.27)	—	—	—	—	9.73	(2.70)	1.28	0.87		0.87		(1.27)		1	1
Class S
06-30-10	8.07	(0.02)		(0.47)	(0.49)	—	—	—	—	7.58	(6.07)	1.24	1.18		1.18		(0.20)		38,932	27
12-31-09	6.26	0.01		1.85	1.86	0.05	—	—	0.05	8.07	29.91	1.22	1.16	†	1.16	†	0.20	†	34,161	89
12-31-08	10.97	0.08		(3.41)	(3.33)	0.08	1.30	—	1.38	6.26	(32.76)	1.18	1.12	†	1.12	†	0.78	†	20,843	69
12-31-07	11.39	0.08	•	(0.50)	(0.42)	—	—	—	—	10.97	(3.69)	1.17	1.12		1.12		0.66		40,176	111
12-31-06	9.73	0.03	•	1.88	1.91	0.03	0.22	—	0.25	11.39	19.62	1.19	1.12		1.12		0.32		61,248	62
11-30-05(4) - 12-31-05	10.00	(0.01)		(0.26)	(0.27)	—	—	—	—	9.73	(2.70)	1.53	1.12		1.12		(1.10)		4,939	1
Class S2
06-30-10	8.05	(0.01)		(0.48)	(0.49)	—	—	—	—	7.56	(6.09)	1.49	1.33		1.33		(0.34)		378	27
12-31-09	6.24	0.01		1.84	1.85	0.04	—	—	0.04	8.05	29.71	1.47	1.31	†	1.31	†	0.07	†	425	89
12-31-08	10.94	0.06		(3.39)	(3.33)	0.07	1.30	—	1.37	6.24	(32.86)	1.43	1.27	†	1.27	†	0.63	†	369	69
12-31-07	11.38	0.07		(0.51)	(0.44)	—	—	—	—	10.94	(3.87)	1.42	1.27		1.27		0.54		642	111
12-31-06	9.73	0.04	•	1.86	1.90	0.03	0.22	—	0.25	11.38	19.52	1.44	1.27		1.27		0.33		1,313	62
11-30-05(4) - 12-31-05	10.00	(0.01)		(0.26)	(0.27)	—	—	—	—	9.73	(2.70)	1.78	1.27		1.27		(1.27)		1	1

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements, if any, or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.
(5)	Class S2 was fully redeemed on October 3, 2005 and recommenced operations on May 26, 2006.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or more than $(0.005) or more than (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).
(a)

In 2005, the Investment Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment guidelines. The impact on the total return was 0.02% on Class I and Class S, and excluding this item, total return would have been 10.23% and 8.97% for Class I and Class S, respectively.

(b)

Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.42, $0.40 and $0.39 for Class I, Class S and Class S2, respectively; increase net realized and unrealized gain on investments by $0.42, $0.40 and $0.39 for Class I, Class S and Class S2; and decrease the ratio of net investment income to average net assets from 3.21% to 1.86%, 2.93% to 1.58% and 2.78% to 1.43% on Class I, Class S and Class S2, respectively.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of fifty active separate investment series. There are fifteen series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING BlackRock Large Cap Growth Portfolio (“BlackRock Large Cap Growth”), ING BlackRock Large Cap Value Portfolio (“BlackRock Large Cap Value”), ING Clarion Real Estate Portfolio (“Clarion Real Estate”), ING Franklin Income Portfolio (“Franklin Income”), ING Franklin Mutual Shares Portfolio (“Franklin Mutual Shares”), ING JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), ING Large Cap Growth Portfolio (“Large Cap Growth”) ING Limited Maturity Bond Portfolio (“Limited Maturity Bond”), ING Lord Abbett Growth and Income Portfolio (“Lord Abbett Growth and Income”), ING PIMCO High Yield Portfolio (“PIMCO High Yield”), ING Pioneer Equity Income Portfolio (“Pioneer Equity Income”), ING Pioneer Fund Portfolio (“Pioneer Fund”), ING Templeton Global Growth Portfolio (“Templeton Global Growth”), ING U.S. Stock Index Portfolio (“U.S. Stock Index”) and ING Wells Fargo Small Cap Disciplined Portfolio (“Wells Fargo Small Cap Disciplined”).

All of the Portfolios are diversified except for Clarion Real Estate, which is a non-diversified Portfolio. All of the Portfolios except Franklin Mutual Shares Limited maturity Bond and Pioneer Fund are authorized to offer four classes of shares (Adviser (“ADV”), Institutional (“I”), Service (“S”), and Service 2 (“S2”)); Focus 5 and Franklin Mutual Shares, Limited Maturity Bond and Pioneer Fund do not offer S2 Class shares; however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, transfer agency out-of-pocket expenses, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios and certain other investment management companies.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. (“ING IM”) serves as the sub-adviser (“IIM” or the “Consultant”) to Large Cap Growth, Limited Maturity Bond, and U.S. Stock Index. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for certain Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value. Investments in securities, of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the Act, as determined in good faith by or under the supervision

of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market

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participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly by PIMCO High Yield. Limited Maturity Bond may declare a dividend monthly or quarterly. For all other Portfolios, net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any

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net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. The Portfolios’ investment objectives permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will

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not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2010, the maximum amount of loss that Franklin Mutual Shares and PIMCO High Yield would incur if the counterparties to its derivative transactions failed to perform would be $6,386,012 and $1,638,325, respectively, which represents the gross payments to be received by the Portfolio’s on open credit default swaps, interest rate swaps and forward foreign currency transactions were they to be unwound as of

June 30, 2010. As of June 30, 2010, PIMCO High Yield received $1,270,000 in cash collateral from various counterparties to mitigate counterparty credit risk.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2010, Franklin Mutual Shares and PIMCO High Yield had a net liability position of $523,594 and $3,002,141, respectively, on open credit default swaps, interest rate swaps and forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2010, the Portfolio’s could have been required to pay this amount in cash to its counterparties. As of June 30, 2010, PIMCO High Yield has posted $874,000 principal amount in U.S. Treasury Bills for open OTC derivative transactions with their respective counterparties.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and

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securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the six months ended June 30, 2010, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

During the six months ended June 30, 2010, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Purchased	Sold
Franklin Mutual Shares	$8,102,070	$118,263,915
Pimco High Yield	6,425,859	26,160,058

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

As of June 30, 2010, JPMorgan Small Cap Core Equity has posted $600,000 principal value in U.S. Treasury Bills to the broker for open futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2010, certain Portfolios have purchased futures contracts on various equity indexes to increase exposure to equity risk. In addition, certain Portfolios have purchased and sold futures contracts on various bonds and notes to increase exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2010, the Portfolios had average market values on futures contracts purchased and sold as disclosed below:

	Buy	Sell
JPMorgan Small Cap Core Equity	$3,657,784	—
Limited Maturity Bond	57,206,223	32,564,422
U.S. Stock Index	78,165,392	—

J. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the

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underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2010, PIMCO High Yield has written put options on swaps (“Swaptions”) to decrease exposure to interest rate risk. Please refer to Note 10 for the volume of written swaptions during the six months ended June 30, 2010.

K. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although

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contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2010, for which a Portfolio is seller of protection are disclosed following each Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2010, certain Portfolios have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities or credit indices and to hedge against anticipated potential credit events.

For the six months ended June 30, 2010, certain Portfolios have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities or credit indices that are either unavailable or considered to be less attractive in the bond market.

For the six months ended June 30, 2010, Limited Maturity Bond and PIMCO High Yield had average notional amounts of $— and $16,463,000 on credit default swaps to buy protection and average notional amounts of $5,000,000 and $54,401,243 on credit default swaps to sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2010, PIMCO High Yield has entered into interest rate swaps in which it receives a fixed interest rate and pays a floating

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

(continued)

interest rate in order to decrease exposure to interest rate risk. Since the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into these swap agreements to help hedge against this risk and to maintain its ability to generate income at prevailing market rates.

For the six months ended June 30, 2010, Limited Maturity Bond and PIMCO High Yield had an average notional amount of $3,077,667 and $40,445,394, respectively.

L. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

M. Securities Lending. Certain Portfolios have the option to loan up to 33 1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

N. Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets (10% for Limited Maturity Bond and Lord Abbett Growth and Income) in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

O. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Large Cap Growth	$379,038,979	$392,517,374
BlackRock Large Cap Value	151,566,928	212,111,981
Clarion Real Estate	108,375,711	130,528,045
Franklin Income	199,654,480	180,914,475
Franklin Mutual Shares	82,928,454	66,898,723
JPMorgan Small Cap Core Equity	99,908,970	74,801,817
Large Cap Growth	376,091,434	350,034,178
Limited Maturity Bond	128,018,162	90,882,324
Lord Abbett Growth and Income	29,491,912	34,341,361
PIMCO High Yield	183,717,955	113,509,795
Pioneer Equity Income	8,727,362	16,231,588
Pioneer Fund	5,669,401	9,423,014
Templeton Global Growth	18,476,179	29,707,205
U.S. Stock Index	525,483,288	674,749,360
Wells Fargo Small Cap Disciplined	20,756,164	12,955,147

U.S. government securities not included above were as follows:

	Purchases	Sales
Limited Maturity Bond	$536,141,436	$514,414,456

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Franklin Income, Pioneer Equity Income, and Wells Fargo Small Cap Disciplined have entered into an investment management agreement (“Investment Management Agreement”) with DSL.

Each Investment Management Agreement compensates the Investment Adviser (collectively, the “Investment Advisers”) with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Franklin Income	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million

Pioneer Equity Income	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million

Wells Fargo Small Cap	0.77% of the first $500 million;
Disciplined	0.70% of the next $500 million;
0.65% of the next $500 million;
0.60% of the next $5 billion; and 0.53% of the amount in excess of $6.5 billion

With the exception of the Portfolios in the table above, DSL, an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, DSL has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, DSL also is responsible for providing or procuring at DSL’s expense, the services reasonably necessary for the ordinary operation of the Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend reimbursing and auditing. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
BlackRock Large Cap Growth	0.80% of the first $500 million;
0.75% of the next $250 million;
0.70% of the next $500 million; 0.65% of the next $750 million; and 0.60% of the amount in excess of $2 billion

BlackRock Large Cap Value	0.80% of the first $500 million;
0.75% of the first $250 million;
0.70% of the first $500 million;
0.65% of the first $750 million; and 0.60% of the amount in excess of $2 billion

Clarion Real Estate(1)	0.75% of the first $750 million;
0.70% of the next $1.25 billion;
0.65% of the next $1.5 billion; and 0.60% of the amount in excess of $3.5 billion

Franklin Mutual Shares(2)	0.78% of the first $4 billion;
0.75% of the next $1 billion;
0.73% of the next $1 billion;
0.71% of the next $1 billion; and 0.69% of the amount in excess of $7 billion

JPMorgan Small Cap Core Equity	0.900% of the first $200 million
0.850% of the next $300 million
0.800% of the next $250 million
0.750% of the amount in excess of $750 million

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee
Large Cap Growth	0.600% of the first $750 million;
0.550% of the next $750 million;
0.500% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.440% of the next $5 billion; and 0.430% of the amount in excess of $21.5 billion

Limited Maturity Bond(3)	0.350% of the first $200 million;
0.300% of the next $300 million; and 0.250% of the amount in excess of $500 million

Lord Abbett Growth and Income	0.75% of the first $500 million;
0.70% of the next $250 million;
0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

PIMCO High Yield	0.490% of assets

Pioneer Fund	0.725% of the first $500 million
0.675% of the next $500 million
0.625% of the amount in excess of $1 billion

U.S. Stock Index	0.26% of assets

Templeton Global Growth	0.96% of the first $250 million;
0.86% of the next $250 million; and 0.76% of the amount in excess of $500 million

(1)

The assets of Clarion Real Estate are aggregated with those of ING Global Resources Portfolio, ING T. Rowe Price Capital Appreciation Portfolio, ING T. Rowe Price Equity and Income Portfolio and ING Van Kampen Growth and Income Portfolio, which are not included in this report, to determine the Unified Fee.

(2)	Effective January 1, 2010, the advisory fee breakpoints for purposes of calculating the advisory fee were modified.
(3)	The assets of Limited Maturity Bond are aggregated with those of ING Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee.

DSL has contractually agreed to waive a portion of the advisory fee for BlackRock Large Cap Value and Clarion Real Estate(1). The waiver is calculated as follows:

Waiver = 50% x (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2010, DSL waived $62,266 and $98,712 for BlackRock Large Cap Value and Clarion Real Estate.

The waivers will continue through at least May 1, 2011 for BlackRock Large Cap Value and Clarion Real Estate. There is no guarantee that these waivers will continue after said dates. The agreements will only renew if DSL elects to renew them.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. These fees are not subject to recoupment. For the six months ended June 30, 2010, the Portfolios waived the following of such management fees:

Portfolio	Amount
BlackRock Large Cap Growth	$491
BlackRock Large Cap Value	335
Clarion Real Estate	2,567
Franklin Income	493
JPMorgan Small Cap Core Equity	3,777
Large Cap Growth	3,318
Limited Maturity Bond	6,843
Pioneer Equity Income	278
Pioneer Fund	168
U.S. Stock Index	26,177
Wells Fargo Small Cap Disciplined	1,003

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Franklin Income, Pioneer Equity Income, and Wells Fargo Small Cap Disciplined operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust and the Investment Adviser have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-advisers of each of the Portfolios are as follows (*denotes a Related Party adviser):

Portfolio	Sub-Adviser
BlackRock Large Cap Growth	BlackRock Investment Management, LLC

BlackRock Large Cap Value	BlackRock Investment Management, LLC

Clarion Real Estate(1)	ING Clarion Real Estate Securities L.P.*
Large Cap Growth	ING Investment Management Co.(2)
Franklin Income	Franklin Advisers, Inc.
Franklin Mutual Shares	Franklin Mutual Advisers LLC
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Sub-Adviser
Limited Maturity Bond	ING Investment Management Co.*
Lord Abbett Growth and Income	Lord, Abbett & Co. LLC
PIMCO High Yield	Pacific Investment Management Company LLC
Pioneer Equity Income	Pioneer Investment Management, Inc.
Pioneer Fund	Pioneer Investment Management, Inc.
U.S. Stock Index	ING Investment Management Co.*
Templeton Global Growth	Templeton Global Advisors Limited
Wells Fargo Small Cap Disciplined	Wells Capital Management, Inc.

(1)	Prior to April 30, 2009, the Portfolio was managed by a different sub-adviser.
(2)

Effective April 30, 2010, the Portfolio was managed by a different sub-adviser. In conjunction with the sub-adviser change, the Portfolio changed it’s name. Prior to June 11, 2010, the Portfolio was managed by a different sub-adviser. Effective June 11, 2010, pursuant to an interim sub-advisory agreement, ING IM is the sub-advisor until shareholder approval of the sub-adviser change is attained.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the portfolio manager or sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S and Class S2 shares of each Portfolio. The Plan compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25%

of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IID on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IID at an annual rate of 0.25% of the average daily net assets. IID has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011. Pursuant to a side agreement dated March 15, 2010, the Distributor agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index through May 1, 2011.

Each Class ADV share of the respective Portfolios has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IID a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%. The expense waiver will continue through at least May 1, 2010. Pursuant to a side agreement the Distributor agreed to waive 0.22% of the distribution fee for U.S. Stock Index Class ADV shares through May 1, 2011.

Pursuant to an agreement effective September 23, 2005, as amended and restated January 30, 2009, the Distributor will limit Class S expenses, so that the operating expense limit for BlackRock Large Cap Growth does not exceed 1.04%. The Distributor may, at a later date, recoup from BlackRock Large Cap Growth shareholder service fees.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into written expense limitation agreements with certain of the Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Franklin Income(1)	1.39%	0.79%	1.04%	1.19%
Pioneer Equity Income	1.29%	0.69%	0.94%	N/A
Wells Fargo Small Cap Disciplined	1.53%	0.93%	1.18%	1.33%

(1)	Prior to April 30, 2010, the expense limits were 1.44%, 0.74%, 0.99% and 1.24% for classes ADV, I, S, and S2 shares, respectively.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 6 — EXPENSE LIMITATION AGREEMENTS (continued)

Each Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by each Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to each Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

The expense limitation agreements are contractual and shall renew automatically unless ING Investments or DSL provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2010, the amounts of waived and reimbursed fees that are subject to possible recoupment by each Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2011	2012	2013	Total
Franklin Income	$211,380	$306,029	$362,482	$879,891
Pioneer Equity Income	166,714	141,734	177,194	485,642
Wells Fargo Small Cap Disciplined	100,688	48,582	38,973	188,243

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Retirement Policy (“Policy”) covering independent trustees of the Trust who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

At June 30, 2010, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

		%
ING Franklin Templeton Founding Strategic Portfolio	Franklin Income	36.34
	Franklin Mutual Shares	58.07
	Templeton Global Growth	50.04

ING Life Insurance & Annuity Company	BlackRock Large Cap Growth	49.58
	Clarion Real Estate	21.76
	JPMorgan Small Cap Core Equity	6.32
	Lord Abbett Growth and Income	58.71
	PIMCO High Yield	11.10
	Pioneer Equity Income	98.81
	Pioneer Fund	31.60
	U.S. Stock Index	6.85
	Wells Fargo Small Cap Disciplined	6.53

ING Retirement Growth Portfolio	U.S. Stock Index	41.81

ING Retirement Moderate Growth Portfolio	U.S. Stock Index	27.75

ING Retirement Moderate Portfolio	U.S. Stock Index	13.24

ING Solution 2015 Portfolio	BlackRock Large Cap Value	10.83
	Limited Maturity Bond	17.18
	PIMCO High Yield	6.28

ING Solution 2025 Portfolio	BlackRock Large Cap Value	23.90
	Large Cap Growth	11.47
	Limited Maturity Bond	17.85
	PIMCO High Yield	6.72

ING Solution 2035 Portfolio	BlackRock Large Cap Value	23.81
	Large Cap Growth	11.90

ING Solution 2045 Portfolio	BlackRock Large Cap Value	18.17
	Large Cap Growth	7.43

ING Solution Income Portfolio	Limited Maturity Bond	11.64

ING USA Annuity and Life Insurance Company	BlackRock Large Cap Growth	40.78
	Blackrock Large Cap Value	14.05
	Clarion Real Estate	67.59
	Franklin Income	57.18
	Franklin Mutual Shares	39.93
	JPMorgan Small Cap Core Equity	67.65
	Large Cap Growth	28.87
	Limited Maturity Bond	30.95
	Lord Abbett Growth and Income	39.55
	PIMCO High Yield	67.46
	Pioneer Fund	62.11
	Templeton Global Growth	48.25
	Wells Fargo Small Cap Disciplined	47.36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

		%
Reliastar Life Insurance Company	BlackRock Large Cap Growth	5.24
	JPMorgan Small Cap Core Equity	13.81
	Large Cap Growth	24.02
	Limited Maturity Bond	9.52
	Wells Fargo Small Cap Disciplined	14.99

Security Life Insurance Company	JPMorgan Small Cap Core Equity	10.05
	Large Cap Growth	8.08
	Limited Maturity Bond	8.83
	Wells Fargo Small Cap Disciplined	30.20

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
BlackRock Large Cap Growth	$199,982	$—	$30,225	$230,207
BlackRock Large Cap Value	102,760	—	6,347	109,107
Clarion Real Estate	243,340	—	94,294	337,634
Franklin Income	387,928	61,229	95,329	544,486
Franklin Mutual Shares	296,265	—	39,825	336,090
JPMorgan Small Cap Core Equity	236,805	—	56,905	293,710
Large Cap Growth	185,205	—	23,967	209,172
Limited Maturity Bond	77,769	—	39,081	116,850
Lord Abbett Growth and Income	86,863	—	12,163	99,026
PIMCO High Yield	252,387	—	106,558	358,945
Pioneer Equity Income	66,187	10,193	—	76,380
Pioneer Fund	46,300	—	10,581	56,881
Templeton Global Growth	398,618	—	55,886	454,504
U.S. Stock Index	724,256	—	12,953	737,209
Wells Fargo Small Cap Disciplined	31,273	4,063	8,987	44,323

NOTE 8 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2010, the following Portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Pioneer Equity Income	Audit	$8,640
	Postage	38,375

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the Portfolios. The Portfolios pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Portfolios utilized the line of credit during the six months ended June 30, 2010, as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Large Cap Growth	13	$1,465,769	1.44%
BlackRock Large Cap Value	2	2,222,500	1.41%
Franklin Income(1)	5	3,884,000	1.41%
Franklin Mutual Shares	5	1,106,000	1.40%
Large Cap Growth	9	1,372,778	1.45%
Limited Maturity Bond	2	597,500	1.41%
Pioneer Fund	5	583,000	1.45%
Templeton Global Growth	1	2,340,000	1.45%
U.S. Stock Index	7	782,857	1.40%
Wells Fargo Small Cap Disciplined	11	478,182	1.44%

(1)	At June 30, 2010, Franklin Income had an outstanding balance of $6,905,000.

NOTE 10 — WRITTEN OPTIONS

Transactions in written swaptions for PIMCO High Yield during the six months ended June 30, 2010 were as follows:

	USD Notional	Premium
Balance at 12/31/09	107,400,000	$952,108
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(102,400,000)	(910,134)

Balance at 06/30/10	5,000,000	$41,974

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
BlackRock Large Cap Growth
Class ADV
06-30-10	80,463	—	(49,875)	30,588	694,534	—	(440,260)	254,274
12-31-09	68,130	—	(67,218)	912	476,319	—	(475,493)	826
Class I
06-30-10	470,332	—	(1,296,278)	(825,946)	4,210,431	—	(11,524,596)	(7,314,165)
12-31-09	1,177,481	121,239	(2,587,267)	(1,288,547)	8,518,542	885,048	(18,658,756)	(9,255,166)
Class S
06-30-10	2,178,410	—	(2,920,576)	(742,166)	19,720,246	—	(25,867,968)	(6,147,722)
12-31-09	4,671,807	53,769	(3,722,943)	1,002,633	32,749,524	390,902	(26,878,933)	6,261,493
Class S2
06-30-10	94,047	—	(83,664)	10,383	822,561	—	(737,720)	84,841
12-31-09	158,853	—	(178,454)	(19,601)	1,134,356	—	(1,253,566)	(119,210)
BlackRock Large Cap Value
Class ADV
06-30-10	59,774	—	(335)	59,439	574,979	—	(3,177)	571,802
12-31-09	—	—	(2)	(2)	—	—	(18)	(18)
Class I
06-30-10	1,975,773	—	(7,495,558)	(5,519,785)	18,944,521	—	(73,571,305)	(54,626,784)
12-31-09	12,427,424	200,963	(4,624,471)	8,003,916	93,675,433	1,659,953	(42,699,824)	52,635,562
Class S
06-30-10	124,167	—	(242,229)	(118,062)	1,188,370	—	(2,371,453)	(1,183,083)
12-31-09	195,233	13,903	(750,188)	(541,052)	1,687,180	114,838	(6,186,180)	(4,384,162)
Class S2
06-30-10	481	—	(21,460)	(20,979)	4,231	—	(211,895)	(207,664)
12-31-09	2,756	569	(34,443)	(31,118)	24,066	4,682	(287,769)	(259,021)
Clarion Real Estate
Class ADV
06-30-10	117,543	—	(38,761)	78,782	2,264,576	—	(719,576)	1,545,000
12-31-09	41,656	4,836	(33,867)	12,625	542,524	55,805	(436,909)	161,420
Class I
06-30-10	441,358	—	(524,100)	(82,742)	8,607,639	—	(10,326,912)	(1,719,273)
12-31-09	9,687,137	1,688,633	(35,093,832)	(23,718,062)	112,393,340	19,908,978	(491,050,712)	(358,748,394)
Class S
06-30-10	951,455	—	(2,087,631)	(1,136,176)	18,719,847	—	(39,554,383)	(20,834,536)
12-31-09	1,852,786	1,722,051	(4,349,047)	(774,210)	23,487,786	20,302,987	(59,008,055)	(15,217,282)
Class S2
06-30-10	—	—	(87,551)	(87,551)	37	—	(1,625,260)	(1,625,223)
12-31-09	53,813	81,120	(201,330)	(66,397)	545,765	953,160	(2,758,959)	(1,260,034)
Franklin Income
Class ADV
06-30-10	181,954	—	(5,109)	176,845	1,725,642	—	(49,402)	1,676,240
12-31-09	—	—	(2)	(2)	—	—	(16)	(16)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class I
06-30-10	589,976	—	(3,028,368)	(2,438,392)	5,779,286	—	(28,899,624)	(23,120,338)
12-31-09	3,499,446	2,274,352	(6,162,399)	(388,601)	28,561,745	18,194,815	(49,669,519)	(2,912,959)
Class S
06-30-10	2,287,735	—	(4,572,060)	(2,284,325)	21,776,860	—	(43,396,878)	(21,620,018)
12-31-09	10,589,510	3,174,107	(4,645,228)	9,118,389	86,492,752	25,329,375	(36,887,641)	74,934,486
Class S2
06-30-10	59,687	—	(126,240)	(66,553)	565,213	—	(1,199,135)	(633,922)
12-31-09	268,153	57,981	(256,715)	69,419	2,117,802	462,107	(2,105,614)	474,295
Franklin Mutual Shares
Class ADV
06-30-10	148,702	—	(748)	147,954	1,085,693	—	(5,459)	1,080,234
12-31-09	—	—	(1)	(1)	—	—	(5)	(5)
Class I
06-30-10	402,559	—	(3,071,618)	(2,669,059)	2,941,150	—	(22,471,763)	(19,530,613)
12-31-09	3,984,464	55,045	(4,027,881)	11,628	23,620,208	333,572	(24,697,197)	(743,417)
Class S
06-30-10	993,093	—	(1,261,751)	(268,658)	7,344,291	—	(9,293,387)	(1,949,096)
12-31-09	4,008,215	36,095	(3,672,215)	372,095	23,417,733	218,739	(21,725,341)	1,911,131
JPMorgan Small Cap Core Equity
Class ADV
06-30-10	220,486	—	(45,225)	175,261	2,464,025	—	(502,112)	1,961,913
12-31-09	139,897	5,979	(94,835)	51,041	1,197,059	51,417	(808,988)	439,488
Class I
06-30-10	375,985	—	(566,444)	(190,459)	4,500,499	—	(6,279,352)	(1,778,853)
12-31-09	575,466	380,471	(7,171,011)	(6,215,074)	4,802,970	3,332,924	(66,995,437)	(58,859,543)
Class S
06-30-10	4,880,562	—	(2,176,354)	2,704,208	54,831,910	—	(24,306,841)	30,525,069
12-31-09	2,377,212	455,962	(2,606,024)	227,150	21,703,100	3,971,430	(22,010,372)	3,664,158
Class S2
06-30-10	—	—	(192,010)	(192,010)	—	—	(2,093,444)	(2,093,444)
12-31-09	20,952	89,829	(393,678)	(282,897)	191,014	777,023	(3,394,896)	(2,426,859)
Large Cap Growth
Class ADV
06-30-10	202,426	—	(230)	202,196	2,294,327	—	(2,658)	2,291,669
12-31-09	—	—	(1)	(1)	—	—	(8)	(8)
Class I
06-30-10	1,731,068	—	(1,882,422)	(151,354)	19,911,611	—	(22,174,372)	(2,262,761)
12-31-09	13,601,921	128,225	(4,063,589)	9,666,557	123,119,675	1,196,338	(38,526,338)	85,789,675
Class S
06-30-10	3,251,389	—	(1,240,477)	2,010,912	37,491,195	—	(14,164,547)	23,326,648
12-31-09	8,000,604	24,174	(865,878)	7,158,900	76,623,006	223,847	(8,037,099)	68,809,754

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class S2
06-30-10	293	—	(2,236)	(1,943)	3,158	—	(25,337)	(22,179)
12-31-09	565	7	(23,243)	(22,671)	5,154	64	(215,222)	(210,004)
Limited Maturity Bond
Class ADV
06-30-10	90,608	—	(11,419)	79,189	944,648	—	(118,874)	825,774
12-31-09	—	—	(2)	(2)	—	—	(20)	(20)
Class I
06-30-10	6,771,914	—	(2,071,842)	4,700,072	71,379,767	—	(21,855,324)	49,524,443
12-31-09	14,552,751	1,480,797	(25,889,925)	(9,856,377)	153,311,065	15,000,474	(267,411,956)	(99,100,417)
Class S
06-30-10	1,206,762	—	(2,340,497)	(1,133,735)	12,736,348	—	(24,662,010)	(11,925,662)
12-31-09	2,017,846	1,089,983	(4,184,854)	(1,077,025)	20,957,457	11,085,125	(43,638,816)	(11,596,234)
Class S2(2)
06-30-10	—	—	(93)	(93)	—	—	(998)	(998)
12-31-09	—	—	(2)	(2)	—	—	(20)	(20)
Lord Abbett Growth and Income
Class ADV
06-30-10	56,970	—	(478)	56,492	461,293	—	(3,933)	457,360
12-31-09	—	—	(3)	(3)	—	—	(16)	(16)
Class I
06-30-10	273,599	—	(572,635)	(299,036)	2,247,479	—	(4,580,166)	(2,332,687)
12-31-09	436,081	103,579	(1,617,340)	(1,077,680)	2,810,088	786,480	(10,612,145)	(7,015,577)
Class S
06-30-10	20,629	—	(625,780)	(605,151)	155,981	—	(5,089,495)	(4,933,514)
12-31-09	113,432	54,325	(1,661,092)	(1,493,335)	743,331	412,179	(10,498,837)	(9,343,327)
Class S2
06-30-10	955	—	(12,847)	(11,892)	7,067	—	(101,589)	(94,522)
12-31-09	5,123	1,488	(37,645)	(31,034)	33,269	11,170	(244,598)	(200,159)
PIMCO High Yield
Class ADV
06-30-10	847,493	16,336	(104,028)	759,801	8,270,219	159,486	(1,009,297)	7,420,408
12-31-09	155,356	4,978	(38,572)	121,762	1,395,636	43,496	(340,982)	1,098,150
Class I
06-30-10	7,095,694	527,183	(1,722,385)	5,900,492	69,218,710	5,160,256	(16,859,793)	57,519,173
12-31-09	3,994,875	1,989,030	(57,732,832)	(51,748,927)	29,408,351	14,906,254	(427,388,328)	(383,073,723)
Class S
06-30-10	5,607,257	2,088,415	(4,162,434)	3,533,238	54,741,881	20,435,627	(40,717,280)	34,460,228
12-31-09	3,091,866	4,136,266	(9,674,777)	(2,446,645)	25,553,232	34,201,805	(78,383,040)	(18,628,003)
Class S2
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	1	(2)	(1)	—	6	(18)	(12)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Pioneer Equity Income
Class ADV
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(2)	(2)	—	—	(11)	(11)
Class I
06-30-10	192,799	—	(1,347,542)	(1,154,743)	1,368,141	—	(9,654,174)	(8,286,033)
12-31-09	1,709,187	—	(1,954,564)	(245,377)	9,678,029	—	(12,277,237)	(2,599,208)
Class S
06-30-10	—	—	(102)	(102)	—	—	(739)	(739)
12-31-09	393	—	(2)	391	2,500	—	(15)	2,485
Pioneer Fund
Class ADV
06-30-10	12,437	—	(263)	12,174	122,339	—	(2,618)	119,721
12-31-09	—	—	(1)	(1)	—	—	(15)	(15)
Class I
06-30-10	130,362	—	(305,867)	(175,505)	1,276,811	—	(3,001,615)	(1,724,804)
12-31-09	494,759	38,229	(512,942)	20,046	4,007,131	375,025	(4,171,149)	211,007
Class S
06-30-10	322,494	—	(569,321)	(246,827)	3,211,451	—	(5,561,069)	(2,349,618)
12-31-09	595,386	60,559	(1,188,395)	(532,450)	5,140,104	594,694	(10,094,769)	(4,359,971)
Class S2(2)
06-30-10	—	—	(78)	(78)	—	—	(757)	(757)
12-31-09	—	—	(1)	(1)	—	—	(15)	(15)
Templeton Global Growth
Class ADV
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(1)	(1)	—	—	(5)	(5)
Class I
06-30-10	2,081,439	—	(1,732,346)	349,093	21,124,625	—	(17,863,829)	3,260,796
12-31-09	3,112,293	763,121	(4,492,249)	(616,835)	25,297,015	6,662,051	(39,457,620)	(7,498,554)
Class S
06-30-10	419,230	—	(2,596,302)	(2,177,072)	4,317,906	—	(26,661,311)	(22,343,405)
12-31-09	1,996,428	656,628	(3,039,630)	(386,574)	18,989,427	5,758,627	(25,698,914)	(950,860)
Class S2
06-30-10	26,024	—	(39,684)	(13,660)	273,417	—	(409,918)	(136,501)
12-31-09	22,994	9,361	(45,929)	(13,574)	209,746	81,628	(402,120)	(110,746)
U.S. Stock Index
Class ADV
06-30-10	82,132	—	(7,097)	75,035	828,167	—	(69,556)	758,611
05-28-09(1)-12-31-09	31,033	68	(14,891)	16,210	277,807	658	(140,726)	137,739
Class I
06-30-10	74,248,583	—	(80,131,738)	(5,883,155)	734,231,932	—	(790,075,779)	(55,843,847)
12-31-09	340,668,587	1,963,479	(26,173,560)	316,458,506	3,020,309,949	19,039,079	(234,802,980)	2,804,546,048

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class S
06-30-10	214,556	—	(254,995)	(40,439)	2,067,840	—	(2,495,476)	(427,636)
12-31-09	1,595,111	12,086	(706,547)	900,650	12,962,951	113,476	(5,971,367)	7,105,060
Class S2
06-30-10	802,797	—	(919,647)	(116,850)	7,864,844	—	(8,817,105)	(952,261)
12-31-09	1,303,543	8,485	(343,538)	968,490	10,745,603	79,644	(2,799,940)	8,025,307
Wells Fargo Small Cap Disciplined
Class ADV
06-30-10	47,863	—	(34,908)	12,955	397,804	—	(269,554)	128,250
12-31-09	18,767	111	(3,300)	15,578	121,228	744	(23,182)	98,790
Class I
06-30-10	52,291	—	(102,301)	(50,010)	446,689	—	(848,128)	(401,439)
12-31-09	1,195,657	124,309	(13,953,179)	(12,633,213)	6,925,727	831,630	(97,071,330)	(89,313,973)
Class S
06-30-10	2,468,767	—	(1,565,684)	903,083	20,965,665	—	(13,345,888)	7,619,777
12-31-09	2,247,610	26,929	(1,372,372)	902,167	16,377,279	180,153	(9,785,586)	6,771,846
Class S2
06-30-10	30	—	(2,823)	(2,793)	226	—	(23,447)	(23,221)
12-31-09	324	301	(7,029)	(6,404)	2,370	2,009	(47,514)	(43,135)

(1)	Commencement of operations.

(2)	Class S2 closed on April 6, 2010.

NOTE 12 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets (10% for Limited Maturity Bond), at market value, at time of purchase.

Portfolio	Security	Notional Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments	Value	Percent of Net Assets
BlackRock Large Cap Growth	BNY Institutional Cash Reserves Fund, Series B	468,580	09/12/08	$468,580	$374,864	0.1%

				$468,580	$374,864	0.1%

BlackRock Large Cap Value	BNY Institutional Cash Reserves Fund, Series B	266,221	09/12/08	$266,221	$212,977	0.1%

				$266,221	$212,977	0.1%

Clarion Real Estate	BNY Institutional Cash Reserves Fund, Series B	3,758,883	09/12/08	$3,758,883	$3,007,107	0.7%

				$3,758,883	$3,007,107	0.7%

Franklin Income	BNY Institutional Cash Reserves Fund, Series B	262,251	09/12/08	$262,251	$209,800	0.0%

				$262,251	$209,800	0.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments	Value	Percent of Net Assets
Franklin Mutual Shares	Calpine Corp., due 12/30/99	179,000	11/18/09	$—	$—	0.0%
	Canary Wharf Group PLC	454,259	02/19/10	2,187,056	2,005,003	0.5%
	DaimlerChrysler Escrow	1,304,035	07/26/07	1,268,428	599,856	0.1%
	DaimlerChrysler Escrow, 12.000%, due 07/31/14	1,017,500	07/26/07	998,543	468,050	0.1%
	Northwest Airlines Claim (Pending Reorganization) due 02/20/49	715,000	05/16/07	201,857	—	0.0%

				$4,655,884	$3,072,909	0.7%

JPMorgan Small Cap Core Equity	BNY Institutional Cash Reserves Fund, Series B	1,121,269	09/12/08	$1,121,269	$897,015	0.3%

				$1,121,269	$897,015	0.3%

Limited Maturity Bond	BNY Institutional Cash Reserves Fund, Series B	848,027	09/12/08	$848,027	$678,421	0.2%

				$848,027	$678,421	0.2%

Lord Abbett Growth and Income	BNY Institutional Cash Reserves Fund, Series B	139,950	09/12/08	$139,950	$111,960	0.1%

				$139,950	$111,960	0.1%

PIMCO High Yield	Credit Default Swaps
	Merrill Lynch International CDX.NA.HY.9 Index (35-100% Tranche)	866,439	03/06/08	$—	$2,194	0.0%

				$—	$2,194	0.0%

	Securities
	BNY Institutional Cash Reserves Fund, Series B	1,169,840	09/12/08	$1,169,840	$935,872	0.1%
	Continental Airlines, Inc., 6.920%, due 04/02/13	593,530	04/30/04	587,595	579,089	0.1%
	Hawaiian Telcom Communications, Inc., 4.750%, due 06/01/14	1,156,321	06/01/07	1,156,321	984,800	0.2%
	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	600,000	05/04/06	631,232	13,500	0.0%
	Ineos Finance PLC, 9.250%, due 05/15/15	500,000	05/05/10	641,026	609,898	0.1%
	Kerling PLC, 10.625%, due 01/28/17	450,000	01/22/10	632,459	555,099	0.1%
	Lehman Brothers Holdings, Inc., 8.160%, due 05/30/09	499,200	05/21/08	499,200	22,912	0.0%
	Local Insight Regatta Holdings, Inc., 7.750%, due 04/23/15	1,624,039	06/09/09	1,512,315	1,380,433	0.2%
	SemGroup Corp., 8.750%, due 11/15/15	5,260,000	12/24/09	—	—	0.0%
	TNK-BP Finance S.A., 7.500%, due 07/18/16	1,000,000	07/13/06	1,019,400	1,041,875	0.2%
	UPCB Finance Ltd., 7.625%, due 01/15/20	1,500,000	01/13/10	2,138,414	1,811,351	0.3%
	Tribune Co., 5.000%, due 05/30/09	550,135	07/08/08	546,737	333,290	0.1%
	Tribune Co., 5.250%, due 06/04/14	1,925,650	06/18/08	1,430,028	1,157,797	0.2%
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	1,000,000	06/29/10	962,500	970,000	0.2%

				$12,405,796	$9,874,041	1.6%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments	Value	Percent of Net Assets
Templeton Global Growth	BNY Institutional Cash Reserves Fund, Series B	721,212	09/12/08	$721,212	$576,968	0.1%

				$721,212	$576,968	0.1%

U.S. Stock Index	BNY Institutional Cash Reserves Fund, Series B	425,091	09/12/08	$425,091	$340,073	0.0%

				$425,091	$340,073	0.0%

Wells Fargo Small Cap Disciplined	BNY Institutional Cash Reserves Fund, Series B	410,481	09/12/08	$410,481	$328,385	0.7%

				$410,481	$328,385	0.7%

NOTE 13 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Funds may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund —  Series A) and the BNY Institutional Cash Reserves Fund — Series B (“BICR — Series B”), each a series within the BNY Institutional Cash Reserves Trust (collectively, the “BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2010, and throughout the period covered by this report, BICR — Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Funds agreed to the terms of a capital support agreement (the “Capital Support Agreement”) extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of

BNY, for the Lehman Securities held by BICR - Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Funds) and subject, in part, to the Funds’ continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Funds have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Funds will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Fund’s investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR — Series B is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 13 — SECURITIES LENDING (continued)

market and other risks associated with investing in the Portfolios. At June 30, 2010, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Value of Collateral*
BlackRock Large Cap Growth	$3,374,948	$3,444,930
BlackRock Large Cap Value	1,112,055	1,137,800
Clarion Real Estate	7,087,095	7,285,449
Franklin Income	58,900,527	60,508,703
JPMorgan Small Cap Core Equity	21,768,893	22,576,875
Limited Maturity Bond	42,666,278	43,546,983
Lord Abbett Growth and Income	1,019,595	1,079,060
PIMCO High Yield	4,533,380	4,650,990
Templeton Global Growth	10,887,788	11,435,123
U.S. Stock Index	16,204,475	16,798,748
Wells Fargo Small Cap Disciplined	2,747,882	2,914,835

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Funds’ Portfolio of Investments.

NOTE 14 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Clarion Real Estate is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios investments.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 15 — FEDERAL INCOME TAXES (continued)

capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment corporations, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
BlackRock Large Cap Growth	$—	$1,275,950	$—
BlackRock Large Cap Value	—	1,779,473	—
Clarion Real Estate	—	26,051,544	15,169,387
Franklin Income	—	43,986,345	—
Franklin Mutual Shares	—	552,312	—
JPMorgan Small Cap Core Equity	—	3,105,915	5,026,879
Large Cap Growth	—	1,420,249	—
Limited Maturity Bond	—	26,085,711	—
Lord Abbett Growth and Income	—	1,209,833	—
PIMCO High Yield	25,755,407	49,653,410	—
Pioneer Fund	—	969,734	—
Templeton Global Growth	—	12,502,316	—
U.S. Stock Index	—	19,232,876	—
Wells Fargo Small Cap Disciplined	—	1,014,536	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
BlackRock Large Cap Growth	$1,178,441	$30,778,862	$—	$—	$(102,864,084)	2016
					(9,163,641)	2017

					$(112,027,725)

BlackRock Large Cap Value	2,817,152	14,802,546	—	—	(34,075,942)	2016
					(6,570,958)	2017

					$(40,646,900)

Clarion Real Estate	16,981,305	61,344,363	(527,479)	—	(457,241,077)	2017
Franklin Income	41,013,911	(49,923,153)	—	(29,166)	(47,116,241)	2016
					(41,925,368)	2017

					$(89,041,609)

Franklin Mutual Shares	2,646,893	(21,552,592)	—	—	(46,763,970)	2016
					(52,094,547)	2017

					$(98,858,517)

JPMorgan Small Cap Core Equity	1,020,349	(6,405,511)	(2,048,956)	—	(50,468,424)	2017
Large Cap Growth	1,545,601	65,313,024	—	—	(937,898)	2016
					(2,685,790)	2017

					$(3,623,688)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 15 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Limited Maturity Bond	$13,565,024	$2,402,648	$—	$—	$(11,778,622)	2017
Lord Abbett Growth and Income	249,580	8,229,207	—	—	(26,174,481)	2016
					(45,124,300)	2017

					$(71,298,781)

PIMCO High Yield	6,614,839	40,360,215	—	—	(15,989,377)	2016
					(95,626,072)	2017

					$(111,615,449)

Pioneer Equity Income	3,389,687	(1,096,771)	—	—	(100,106)	2015
					(19,074,626)	2016
					(26,611,009)	2017

					$(45,785,741)

Pioneer Fund	221,421	4,031,483	—	—	(5,864,224)	2016
					(7,475,143)	2017

					$(13,339,367)

Templeton Global Growth	9,561,445	(26,870,126)	(3,745,908)	(3,916)	(24,327,199)	2016
					(59,727,625)	2017

					$(84,054,824)

U.S. Stock Index	5,264,498	217,595,226	—	—	(6,412,597)	2016
Wells Fargo Small Cap Disciplined	364,903	1,481,180	—	—	(17,686,717)	2016
					(33,210,733)	2017

					$(50,897,450)

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2010, the following Portfolios declared dividends from net investment income:

	Per Share Amount	Payable Date	Record Date
BlackRock Large Cap Growth
Class ADV	$0.0016	July 15, 2010	July 13, 2010
Class I	$0.0426	July 15, 2010	July 13, 2010
Class S	$0.0244	July 15, 2010	July 13, 2010
Class S2	$0.0143	July 15, 2010	July 13, 2010
BlackRock Large Cap Value
Class ADV	$0.1547	July 15, 2010	July 13, 2010
Class I	$0.1548	July 15, 2010	July 13, 2010
Class S	$0.1311	July 15, 2010	July 13, 2010
Class S2	$0.1153	July 15, 2010	July 13, 2010

	Per Share Amount	Payable Date	Record Date
Clarion Real Estate
Class ADV	$0.6933	July 15, 2010	July 13, 2010
Class I	$0.7242	July 15, 2010	July 13, 2010
Class S	$0.6876	July 15, 2010	July 13, 2010
Class S2	$0.6629	July 15, 2010	July 13, 2010
Franklin Income
Class ADV	$0.5374	July 15, 2010	July 13, 2010
Class I	$0.5375	July 15, 2010	July 13, 2010
Class S	$0.5177	July 15, 2010	July 13, 2010
Class S2	$0.5013	July 15, 2010	July 13, 2010
Franklin Mutual Shares
Class ADV	$0.0479	July 15, 2010	July 13, 2010
Class I	$0.0479	July 15, 2010	July 13, 2010
Class S	$0.0324	July 15, 2010	July 13, 2010

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	Per Share Amount	Payable Date	Record Date
JPMorgan Small Cap Core Equity
Class ADV	$0.0248	July 15, 2010	July 13, 2010
Class I	$0.0513	July 15, 2010	July 13, 2010
Class S	$0.0325	July 15, 2010	July 13, 2010
Class S2	$0.0126	July 15, 2010	July 13, 2010
Large Cap Growth
Class ADV	$0.0480	July 15, 2010	July 13, 2010
Class I	$0.0481	July 15, 2010	July 13, 2010
Class S	$0.0372	July 15, 2010	July 13, 2010
Class S2	$0.0036	July 15, 2010	July 13, 2010
Limited Maturity Bond
Class ADV	$0.4208	July 15, 2010	July 13, 2010
Class I	$0.4209	July 15, 2010	July 13, 2010
Class S	$0.3928	July 15, 2010	July 13, 2010
Lord Abbett Growth and Income
Class ADV	$0.0139	July 15, 2010	July 13, 2010
Class I	$0.0139	July 15, 2010	July 13, 2010
Class S	$0.0138	July 15, 2010	July 13, 2010
Class S2	$0.0137	July 15, 2010	July 13, 2010
PIMCO High Yield
Class ADV	$0.0641	August 2, 2010	Daily
Class I	$0.0691	August 2, 2010	Daily
Class S	$0.0671	August 2, 2010	Daily
Class S2	$0.0631	August 2, 2010	Daily
Pioneer Equity Income
Class ADV	$0.1585	July 15, 2010	July 13, 2010
Class I	$0.1950	July 15, 2010	July 13, 2010
Class S	$0.1876	July 15, 2010	July 13, 2010
Pioneer Fund
Class ADV	$0.0272	July 15, 2010	July 13, 2010
Class I	$0.0272	July 15, 2010	July 13, 2010
Class S	$0.0270	July 15, 2010	July 13, 2010

	Per Share Amount	Payable Date	Record Date
Templeton Global Growth
Class ADV	$0.1327	July 15, 2010	July 13, 2010
Class I	$0.1864	July 15, 2010	July 13, 2010
Class S	$0.1624	July 15, 2010	July 13, 2010
Class S2	$0.1495	July 15, 2010	July 13, 2010
U.S. Stock Index
Class ADV	$0.0147	July 15, 2010	July 13, 2010
Class I	$0.0148	July 15, 2010	July 13, 2010
Class S	$0.0146	July 15, 2010	July 13, 2010
Class S2	$0.0145	July 15, 2010	July 13, 2010
Wells Fargo Small Cap Disciplined
Class ADV	$0.0526	July 15, 2010	July 13, 2010
Class I	$0.0768	July 15, 2010	July 13, 2010
Class S	$0.0655	July 15, 2010	July 13, 2010
Class S2	$0.0487	July 15, 2010	July 13, 2010

Effective March 25, 2010, the Board approved the merger of Wells Fargo Small Cap Disciplined with and into ING Small Company Portfolio. Subject to shareholder approval, the merger is expected to take place on or about August 21, 2010.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Information Technology	21.1%
Health Care	18.5%
Consumer Discretionary	17.5%
Industrials	13.8%
Materials	7.5%
Energy	7.2%

Consumer Staples	6.5%
Utilities	2.8%
Financials	2.5%
Telecommunication Services	2.3%
Other Assets and Liabilities – Net*	0.3%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 99.7%
		Consumer Discretionary: 17.5%
66,000		Advance Auto Parts, Inc.	$3,311,880	1.2
90,000	@	Big Lots, Inc.	2,888,100	1.0
141,000		Limited Brands, Inc.	3,111,870	1.1
263,000		News Corp. - Class A	3,145,480	1.1
104,000		Petsmart, Inc.	3,137,680	1.1
62,000		Ross Stores, Inc.	3,303,980	1.1
103,000		Target Corp.	5,064,510	1.8
93,000		TJX Cos., Inc.	3,901,350	1.4
		Other Securities	21,988,040	7.7
			49,852,890	17.5

		Consumer Staples: 6.5%
86,000		Dr Pepper Snapple Group, Inc.	3,215,540	1.1
70,000		Hershey Co.	3,355,100	1.2
42,000		Lorillard, Inc.	3,023,160	1.1
212,000		Sara Lee Corp.	2,989,200	1.0
165,000		Walgreen Co.	4,405,500	1.5
		Other Securities	1,573,690	0.6
			18,562,190	6.5

		Energy: 7.2%
127,000	@	Exterran Holdings, Inc.	3,277,870	1.2
152,000		ExxonMobil Corp.	8,674,640	3.0
73,000		SM Energy Co.	2,931,680	1.0
114,000		Teekay Shipping Corp.	2,983,380	1.0
		Other Securities	2,749,440	1.0
			20,617,010	7.2

		Financials: 2.5%
		Other Securities	7,175,160	2.5

		Health Care: 18.5%
109,000		Aetna, Inc.	2,875,420	1.0
111,000		AmerisourceBergen Corp.	3,524,250	1.2
117,000		Bristol-Myers Squibb Co.	2,917,980	1.0
101,000		Eli Lilly & Co.	3,383,500	1.2
372,000	@	Health Management Associates, Inc.	2,890,440	1.0

See Accompanying Notes to Financial Statements

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Health Care: (continued)
66,000	@	Humana, Inc.	$3,014,220	1.1
53,000		McKesson Corp.	3,559,480	1.3
78,000	@	Medco Health Solutions, Inc.	4,296,240	1.5
55,000	L	Perrigo Co.	3,248,850	1.1
59,000	@	WellPoint, Inc.	2,886,870	1.0
		Other Securities	20,072,030	7.1
			52,669,280	18.5

		Industrials: 13.8%
98,000		Crane Co.	2,960,580	1.0
59,000		Joy Global, Inc.	2,955,310	1.0
102,000	@	Owens Corning, Inc.	3,050,820	1.1
59,000		Raytheon Co.	2,855,010	1.0
61,000		Toro Co.	2,996,320	1.1
40,000		Valmont Industries, Inc.	2,906,400	1.0
		Other Securities	21,737,010	7.6
			39,461,450	13.8

		Information Technology: 21.1%
27,000	@	Apple, Inc.	6,791,310	2.4
172,000		CA, Inc.	3,164,800	1.1
315,000	@	Dell, Inc.	3,798,900	1.3
341,000		Intel Corp.	6,632,450	2.3
24,000		International Business Machines Corp.	2,963,520	1.1
399,000		Microsoft Corp.	9,180,990	3.2
72,000	@	Sandisk Corp.	3,029,040	1.1
233,000	@	Seagate Technology, Inc.	3,038,320	1.1
95,000	@	Western Digital Corp.	2,865,200	1.0
		Other Securities	18,583,180	6.5
			60,047,710	21.1

		Materials: 7.5%
131,000	@	Crown Holdings, Inc.	3,280,240	1.1
62,000		Freeport-McMoRan Copper & Gold, Inc.	3,666,060	1.3
38,000		Lubrizol Corp.	3,051,780	1.1
147,000		Nalco Holding Co.	3,007,620	1.1
164,000		RPM International, Inc.	2,925,760	1.0
		Other Securities	5,300,410	1.9
			21,231,870	7.5

		Telecommunication Services: 2.3%
369,000	@	MetroPCS Communications, Inc.	3,022,110	1.1
		Other Securities	3,584,880	1.2
			6,606,990	2.3

		Utilities: 2.8%
100,000		Constellation Energy Group, Inc.	3,225,000	1.1
75,000		Integrys Energy Group, Inc.	3,280,500	1.2
		Other Securities	1,358,150	0.5
			7,863,650	2.8
		Total Common Stock (Cost $ 293,261,195)	284,088,200	99.7

See Accompanying Notes to Financial Statements

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

SHORT-TERM INVESTMENTS: 1.3%
		Affiliated Mutual Fund: 0.1%
355,573		ING Institutional Prime Money Market Fund - Class I	$355,573	0.1
		Total Mutual Fund (Cost $ 355,573)	355,573	0.1

Principal Amount			Value	Percent of Net Assets

		Securities Lending Collateralcc: 1.2%
$2,976,350		BNY Mellon Overnight Government Fund(1)	$2,976,350	1.1
468,580	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	374,864	0.1
		Total Securities Lending Collateral (Cost $ 3,444,930)	3,351,214	1.2

		Total Short-Term Investments (Cost $ 3,800,503)	3,706,787	1.3

		Total Investments in Securities (Cost $ 297,061,698)*	$287,794,987	101.0
		Other Assets and Liabilities - Net	(2,908,314)	(1.0)

		Net Assets	$284,886,673	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $298,420,136.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$13,846,811
Gross Unrealized Depreciation	(24,471,960)

Net Unrealized Depreciation	$(10,625,149)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$284,088,200	$—	$—	$284,088,200
Short-Term Investments	3,331,923	—	374,864	3,706,787

Total Investments, at value	$287,420,123	$—	$374,864	$287,794,987

See Accompanying Notes to Financial Statements

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$374,864	$—	$—	$—	$—	$—	$—	$—	$374,864

Total Investments, at value	$374,864	$—	$—	$—	$—	$—	$—	$—	$374,864

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING BLACKROCK LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	18.1%
Health Care	13.6%
Energy	13.1%
Industrials	12.8%
Materials	11.3%
Consumer Discretionary	8.8%

Utilities	7.7%
Information Technology	4.8%
Consumer Staples	3.8%
Telecommunication Services	2.1%
Other Assets and Liabilities – Net*	3.9%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 96.1%
		Consumer Discretionary: 8.8%
35,000	@, L	Autoliv, Inc.	$1,674,750	1.0
155,000	@	Liberty Media Corp. - Interactive - Class A	1,627,500	1.0
73,000		Limited Brands, Inc.	1,611,110	1.0
90,000		Macy’s, Inc.	1,611,000	1.0
		Other Securities	7,958,650	4.8
			14,483,010	8.8

		Consumer Staples: 3.8%
84,000		ConAgra Foods, Inc.	1,958,880	1.2
120,000		Sara Lee Corp.	1,692,000	1.0
		Other Securities	2,579,200	1.6
			6,230,080	3.8

		Energy: 13.1%
81,000		Chevron Corp.	5,496,660	3.4
23,000		Cimarex Energy Co.	1,646,340	1.0
39,000		ConocoPhillips	1,914,510	1.2
66,000		Marathon Oil Corp.	2,051,940	1.2
41,000	@	Oil States International, Inc.	1,622,780	1.0
78,000		Southern Union Co.	1,705,080	1.0
21,000	@	Whiting Petroleum Corp.	1,646,820	1.0
95,000		Williams Cos., Inc.	1,736,600	1.1
		Other Securities	3,586,880	2.2
			21,407,610	13.1

		Financials: 18.1%
64,000		American Financial Group, Inc.	1,748,480	1.1
87,000	@	AmeriCredit Corp.	1,585,140	1.0
54,000		Assurant, Inc.	1,873,800	1.1
400,000		Bank of America Corp.	5,748,000	3.5
51,000		Capital One Financial Corp.	2,055,300	1.3
970,000	@	Citigroup, Inc.	3,647,200	2.2
7,000		CME Group, Inc.	1,970,850	1.2
37,000		Prudential Financial, Inc.	1,985,420	1.2
		Other Securities	9,056,830	5.5
			29,671,020	18.1

See Accompanying Notes to Financial Statements

ING BLACKROCK LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Health Care: 13.6%
72,000		Aetna, Inc.	$1,899,360	1.2
55,000		AmerisourceBergen Corp.	1,746,250	1.1
56,000		Cardinal Health, Inc.	1,882,160	1.1
64,000		Eli Lilly & Co.	2,144,000	1.3
67,000	@	Health Net, Inc.	1,632,790	1.0
38,000	@	Humana, Inc.	1,735,460	1.1
29,000		McKesson Corp.	1,947,640	1.2
95,000		UnitedHealth Group, Inc.	2,698,000	1.6
38,000	@	WellPoint, Inc.	1,859,340	1.1
		Other Securities	4,762,730	2.9
			22,307,730	13.6

		Industrials: 12.8%
116,000		General Electric Co.	1,672,720	1.0
24,000		L-3 Communications Holdings, Inc.	1,700,160	1.1
36,000		Northrop Grumman Corp.	1,959,840	1.2
32,000		Parker Hannifin Corp.	1,774,720	1.1
40,000	L	Ryder System, Inc.	1,609,200	1.0
		Other Securities	12,170,910	7.4
			20,887,550	12.8

		Information Technology: 4.8%
136,000		Intel Corp.	2,645,200	1.6
50,000	@	Lexmark International, Inc.	1,651,500	1.0
		Other Securities	3,498,700	2.2
			7,795,400	4.8

		Materials: 11.3%
34,000		Ashland, Inc.	1,578,280	1.0
71,000		International Paper Co.	1,606,730	1.0
20,000		Lubrizol Corp.	1,606,200	1.0
77,000		MeadWestvaco Corp.	1,709,400	1.0
31,000		PPG Industries, Inc.	1,872,710	1.1
92,000		Sealed Air Corp.	1,814,240	1.1
		Other Securities	8,373,570	5.1
			18,561,130	11.3

		Telecommunication Services: 2.1%
		Other Securities	3,498,690	2.1

		Utilities: 7.7%
52,000		Constellation Energy Group, Inc.	1,677,000	1.0
41,000		DTE Energy Co.	1,870,010	1.1
61,000		Edison International	1,934,920	1.2
40,000		Integrys Energy Group, Inc.	1,749,600	1.1
84,000	@	NRG Energy, Inc.	1,781,640	1.1
		Other Securities	3,591,140	2.2
			12,604,310	7.7
		Total Common Stock (Cost $ 166,117,684)	157,446,530	96.1

See Accompanying Notes to Financial Statements

ING BLACKROCK LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

SHORT-TERM INVESTMENTS: 4.4%
		Affiliated Mutual Fund: 3.8%
6,224,383		ING Institutional Prime Money Market Fund - Class I	$6,224,383	3.8
		Total Mutual Fund (Cost $ 6,224,383)	6,224,383	3.8

Principal Amount			Value	Percent of Net Assets

		Securities Lending Collateralcc: 0.6%
$871,579		BNY Mellon Overnight Government Fund(1)	$871,579	0.5
266,221	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	212,977	0.1
		Total Securities Lending Collateral (Cost $ 1,137,800)	1,084,556	0.6

		Total Short-Term Investments (Cost $ 7,362,183)	7,308,939	4.4

		Total Investments in Securities (Cost $ 173,479,867)*	$164,755,469	100.5
		Other Assets and Liabilities - Net	(866,717)	(0.5)

		Net Assets	$163,888,752	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $177,122,502.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,798,433
Gross Unrealized Depreciation	(17,165,466)

Net Unrealized Depreciation	$(12,367,033)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$157,446,530	$—	$—	$157,446,530
Short-Term Investments	7,095,962	—	212,977	7,308,939

Total Investments, at value	$164,542,492	$—	$212,977	$164,755,469

See Accompanying Notes to Financial Statements

ING BLACKROCK LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$212,977	$—	$—	$—	$—	$—	$—	$—	$212,977

Total Investments, at value	$212,977	$—	$—	$—	$—	$—	$—	$—	$212,977

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING CLARION REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	96.2%
Consumer Discretionary	2.2%

Other Assets and Liabilities – Net*	1.6%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 3.3%
		Consumer Discretionary: 2.2%
139,700	@	Hyatt Hotels Corp.	$5,181,473	1.1
115,800		Starwood Hotels & Resorts Worldwide, Inc.	4,797,594	1.1
			9,979,067	2.2

		Financials: 1.1%
364,700		Brookfield Properties Co.	5,120,388	1.1
		Total Common Stock (Cost $ 13,979,095)	15,099,455	3.3

REAL ESTATE INVESTMENT TRUSTS: 95.1%
		Financials: 95.1%
243,360		Acadia Realty Trust	4,093,315	0.9
157,571		Alexandria Real Estate Equities, Inc.	9,985,274	2.2
481,478		AMB Property Corp.	11,415,843	2.5
306,478		Apartment Investment & Management Co.	5,936,479	1.3
231,300		Associated Estates Realty Corp.	2,995,335	0.6
186,792		AvalonBay Communities, Inc.	17,440,769	3.8
255,496		Boston Properties, Inc.	18,227,084	3.9
711,100		Brandywine Realty Trust	7,644,325	1.6
221,820		BRE Properties, Inc.	8,191,813	1.8
146,200		Camden Property Trust	5,972,270	1.3
422,900		CBL & Associates Properties, Inc.	5,260,876	1.1
297,700		Colonial Properties Trust	4,325,581	0.9
856,800		Developers Diversified Realty Corp.	8,482,320	1.8
167,957	L	Digital Realty Trust, Inc.	9,687,760	2.1
124,766		Equity Lifestyle Properties, Inc.	6,017,464	1.3
575,771		Equity Residential	23,975,104	5.2
264,496		Extra Space Storage, Inc.	3,676,494	0.8
191,988		Federal Realty Investment Trust	13,490,997	2.9
352,252		HCP, Inc.	11,360,127	2.5
305,747		Highwoods Properties, Inc.	8,487,537	1.8
422,621		Hospitality Properties Trust	8,917,303	1.9
1,475,668		Host Hotels & Resorts, Inc.	19,892,007	4.3
127,900	@	Hudson Pacific Properties, Inc.	2,206,275	0.5
171,300		Kilroy Realty Corp.	5,092,749	1.1
461,478		Kimco Realty Corp.	6,202,264	1.3
415,745		Liberty Property Trust	11,994,243	2.6
453,923		Macerich Co.	16,940,406	3.7

See Accompanying Notes to Financial Statements

ING CLARION REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Financials: (continued)
367,419		Nationwide Health Properties, Inc.	$13,142,578	2.8
37,900	@	Pebblebrook Hotel Trust	714,415	0.2
177,900	L	Pennsylvania Real Estate Investment Trust	2,173,938	0.5
435,663		Prologis	4,413,266	1.0
196,764		Public Storage, Inc.	17,297,523	3.7
327,003		Regency Centers Corp.	11,248,903	2.4
555,511		Simon Property Group, Inc.	44,857,513	9.7
199,954		SL Green Realty Corp.	11,005,468	2.4
209,849		Tanger Factory Outlet Centers, Inc.	8,683,552	1.9
223,074		Taubman Centers, Inc.	8,394,275	1.8
560,203		UDR, Inc.	10,716,683	2.3
493,400		U-Store-It Trust	3,680,764	0.8
340,140		Ventas, Inc.	15,969,573	3.5
406,033		Vornado Realty Trust	29,620,107	6.4
		Total Real Estate Investment Trusts (Cost $ 332,638,750)	439,830,572	95.1

		Total Long-Term Investments (Cost $ 346,617,845)	454,930,027	98.4

SHORT-TERM INVESTMENTS: 3.4%
		Affiliated Mutual Fund: 2.0%
9,068,811		ING Institutional Prime Money Market Fund - Class I	9,068,811	2.0
		Total Mutual Fund (Cost $ 9,068,811)	9,068,811	2.0

Principal Amount			Value	Percent of Net Assets

		Securities Lending Collateralcc: 1.4%
$3,526,566		BNY Mellon Overnight Government Fund(1)	$3,526,566	0.8
3,758,883	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	3,007,107	0.6
		Total Securities Lending Collateral (Cost $ 7,285,449)	6,533,673	1.4

		Total Short-Term Investments (Cost $ 16,354,260)	15,602,484	3.4

		Total Investments in Securities (Cost $ 362,972,105)*	$470,532,511	101.8
		Other Assets and Liabilities - Net	(8,246,948)	(1.8)

		Net Assets	$462,285,563	100.0

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security

See Accompanying Notes to Financial Statements

ING CLARION REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $419,586,761.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$111,317,352
Gross Unrealized Depreciation	(60,371,602)

Net Unrealized Appreciation	$50,945,750

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$15,099,455	$—	$—	$15,099,455
Real Estate Investment Trusts	439,830,572	—	—	439,830,572
Short-Term Investments	12,595,377	—	3,007,107	15,602,484

Total Investments, at value	$467,525,404	$—	$3,007,107	$470,532,511

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$3,007,107	$—	$—	$—	$—	$—	$—	$—	$3,007,107

Total Investments, at value	$3,007,107	$—	$—	$—	$—	$—	$—	$—	$3,007,107

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

Corporate Bonds/Notes	60.5%
Common Stock	31.4%
Preferred Stock	5.7%

Municipal Bonds	0.5%
Other Assets and Liabilities – Net*	1.9%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 31.4%
		Consumer Discretionary: 1.1%
		Other Securities	$7,908,886	1.1

		Consumer Staples: 0.6%
		Other Securities	4,489,434	0.6

		Energy: 5.4%
350,000	L	Canadian Oil Sands Trust	8,873,703	1.2
200,000		ConocoPhillips	9,818,000	1.3
200,000		ExxonMobil Corp.	11,414,000	1.6
		Other Securities	9,648,766	1.3
			39,754,469	5.4

		Financials: 3.8%
550,000		Bank of America Corp.	7,903,500	1.1
200,000		JP Morgan Chase & Co.	7,322,000	1.0
299,600		Wells Fargo & Co.	7,669,760	1.0
		Other Securities	5,287,690	0.7
			28,182,950	3.8

		Health Care: 2.5%
350,000		Merck & Co., Inc.	12,239,500	1.7
		Other Securities	5,916,700	0.8
			18,156,200	2.5

		Industrials: 0.1%
		Other Securities	721,000	0.1

		Information Technology: 1.4%
300,000		Intel Corp.	5,835,000	0.8
		Other Securities	4,619,400	0.6
			10,454,400	1.4

		Materials: 1.8%
120,000		Newmont Mining Corp.	7,408,800	1.0
		Other Securities	5,760,700	0.8
			13,169,500	1.8

		Telecommunication Services: 2.7%
275,000		AT&T, Inc.	6,652,250	0.9
2,750,000		Vodafone Group PLC	5,666,348	0.8
		Other Securities	7,488,701	1.0
			19,807,299	2.7

See Accompanying Notes to Financial Statements

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Utilities: 12.0%
160,000		Dominion Resources, Inc.	$6,198,400	0.8
550,000		Duke Energy Corp.	8,800,000	1.2
150,000		NextEra Energy, Inc.	7,314,000	1.0
190,000		Pacific Gas & Electric Co.	7,809,000	1.1
175,000		Public Service Enterprise Group, Inc.	5,482,750	0.7
120,000		Sempra Energy	5,614,800	0.8
325,000		Southern Co.	10,816,000	1.5
300,000		Xcel Energy, Inc.	6,183,000	0.8
		Other Securities	30,323,074	4.1
			88,541,024	12.0
		Total Common Stock (Cost $272,950,644)	231,185,162	31.4

PREFERRED STOCK: 5.7%
		Consumer Discretionary: 0.1%
		Other Securities	823,500	0.1

		Energy: 0.5%
3,500	@, #	Chesapeake Energy Corp.	3,422,564	0.5

		Financials: 4.6%
9,300		Bank of America Corp.	8,444,400	1.2
250,000	@, #	Barclays Bank PLC	3,026,325	0.4
100,000	@, #	Deutsche Bank AG/London	2,227,070	0.3
1,839	#, P, L	General Motors Acceptance Corp.	1,429,535	0.2
75,000	@, #	Goldman Sachs Group, Inc.	3,171,728	0.4
8,000		Wells Fargo & Co.	7,448,000	1.0
		Other Securities	8,372,135	1.1
			34,119,193	4.6

		Health Care: 0.3%
2,500		Tenet Healthcare Corp.	2,090,625	0.3

		Sovereign: 0.1%
191,500	@, P, ##	Federal Home Loan Mortgage Corporation	65,110	0.0
		Other Securities	306,252	0.1
			371,362	0.1

		Utilities: 0.1%
20,000		NextEra Energy, Inc.	987,000	0.1
		Total Preferred Stock (Cost $66,802,602)	41,814,244	5.7

WARRANTS: 0.0%
		Consumer Discretionary: 0.0%
		Other Securities	132,725	0.0
		Total Warrants (Cost $9,030,960)	132,725	0.0

See Accompanying Notes to Financial Statements

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets

CORPORATE BONDS/NOTES: 60.6%
		Consumer Discretionary: 7.0%
$1,000,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	$1,025,000	0.9
6,000,000	L	Cablevision Systems Corp., 7.750%-8.000%, due 04/15/18-04/15/20	6,067,500
5,867,024		CCH II, LLC / CCH II Capital Corp., 13.500%, due 11/30/16	6,864,418	0.9
3,700,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, due 04/30/20	3,801,750	0.5
2,000,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, due 11/15/17	2,002,500	0.3
8,469,075		Clear Channel Communications, Inc., 3.997%, due 11/13/15	6,591,058	0.9
400,000	#, L	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	400,000	0.3
1,600,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	1,616,000
4,154,084	&, #, L	Univision Communications, Inc., 9.750%, due 03/15/15	3,479,045	0.5
		Other Securities	19,843,316	2.7
			51,690,587	7.0

		Consumer Staples: 2.6%
8,000,000		Hertz Corp., 8.875%, due 01/01/14	8,140,000	1.3
1,500,000	L	Hertz Corp., 10.500%, due 01/01/16	1,563,750
3,300,000	#	Johnsondiversey Holdings, Inc., 10.500%, due 05/15/20	3,679,500	0.5
		Other Securities	5,838,750	0.8
			19,222,000	2.6

		Energy: 11.8%
1,400,000	#	Antero Resources Finance Corp., 9.375%, due 12/01/17	1,407,000	0.2
1,500,000	#, L	ATP Oil & Gas Corp., 11.875%, due 05/01/15	1,095,000	0.1
6,000,000		Chesapeake Energy Corp., 7.250%, due 12/15/18	6,225,000	2.3
10,500,000		Chesapeake Energy Corp., 6.250%-9.500%, due 02/15/15-11/15/20	10,986,250
1,400,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	1,466,500	0.2
6,000,000		Dynegy Holdings, Inc., 7.500%, due 06/01/15	4,777,500	1.0
3,300,000		Dynegy Holdings, Inc., 7.750%-8.375%, due 05/01/16-06/01/19	2,377,625
4,500,000		El Paso Corp., 7.250%, due 06/01/18	4,534,628	0.9
1,600,000		El Paso Corp., 12.000%, due 12/12/13	1,852,000
1,900,000	#	Expro Finance Luxembourg SCA, 8.500%, due 12/15/16	1,824,000	0.2
2,000,000	#	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	2,057,500	0.3
6,600,000		PetroHawk Energy Corp., 7.875%-10.500%, due 08/01/14-06/01/15	6,823,500	0.9
4,000,000	#, L	SandRidge Energy, Inc., 8.000%, due 06/01/18	3,810,000	1.0
3,200,000	#	SandRidge Energy, Inc., 9.875%, due 05/15/16	3,264,000
3,000,000	#	W&T Offshore, Inc., 8.250%, due 06/15/14	2,715,000	0.4
		Other Securities	31,561,993	4.3
			86,777,496	11.8

		Financials: 13.9%
3,500,000	#	Ally Financial, Inc., 8.000%, due 03/15/20	3,430,000	0.5
1,500,000	L	Bank of America Corp., 8.125%, due 12/29/49	1,450,770	0.2
3,600,000	#	CEVA Group PLC, 11.500%, due 04/01/18	3,742,557	0.5
9,500,000	L	CIT Group, Inc., 7.000%, due 05/01/15	8,811,250	2.1
7,500,000	L	CIT Group, Inc., 7.000%, due 05/01/14-05/01/17	6,943,750
5,000,000		Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	5,793,440	2.2
10,100,000	L	Ford Motor Credit Co., LLC, 7.000%-8.700%, due 08/01/12-04/15/15	10,333,856
2,500,000	#	Goldman Sachs Group, Inc., 10.550%, due 07/21/10	2,961,169	0.4
6,300,000	L	Host Hotels & Resorts L.P., 6.375%-9.000%, due 11/01/14-05/15/17	6,331,375	0.9

See Accompanying Notes to Financial Statements

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets

		Financials: (continued)
$2,000,000	#	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 7.750%, due 01/15/16	$1,955,000	0.5
2,000,000	#	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 8.000%, due 01/15/18	1,950,000
700,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	665,000	0.1
9,500,000		iStar Financial, Inc., 1.033%-8.625%, due 10/01/12-06/01/13	7,340,000	1.0
12,500,000		JP Morgan Chase & Co., 7.900%, due 04/29/49	12,926,238	1.8
1,100,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	1,135,750	0.1
6,000,000	#	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	6,540,000	0.9
800,000	#	New Communications Holdings, Inc., 8.250%, due 04/15/17	807,000	0.2
900,000	#	New Communications Holdings, Inc., 8.500%, due 04/15/20	906,750
1,000,000	#	Petroplus Finance Ltd., 6.750%, due 05/01/14	875,000	0.5
1,500,000	#	Petroplus Finance Ltd., 7.000%, due 05/01/17	1,230,000
1,500,000	#	Petroplus Finance Ltd., 9.375%, due 09/15/19	1,297,500
2,100,000	#	UPC Germany GmbH, 8.125%, due 12/01/17	2,068,500	0.3
1,750,000	#, ±	Washington Mutual IV, 9.750%, due 10/29/49	72,188	0.0
6,500,000		Wells Fargo Capital XV, 9.750%, due 09/26/44	6,987,500	0.9
		Other Securities	6,037,804	0.8
			102,592,397	13.9

		Health Care: 6.8%
5,000,000		Community Health Systems, Inc., 8.875%, due 07/15/15	5,168,750	0.7
6,500,000		HCA, Inc., 8.500%, due 04/15/19	6,922,500	2.3
10,000,000		HCA, Inc., 6.500%-9.250%, due 02/15/16-02/15/20	10,163,750
4,000,000	&, #	Quintiles Transnational Corp., 9.500%, due 12/30/14	4,030,000	0.5
500,000	#	Talecris Biotherapeutics Holdings Corp., 7.750%, due 11/15/16	535,000	0.1
2,750,000	#	Tenet Healthcare Corp., 9.000%, due 05/01/15	2,921,875	2.1
5,000,000	L	Tenet Healthcare Corp., 9.250%, due 02/01/15	5,187,500
2,750,000	#	Tenet Healthcare Corp., 10.000%, due 05/01/18	3,052,500
4,000,000		Tenet Healthcare Corp., 7.375%, due 02/01/13	4,020,000
		Other Securities	8,058,260	1.1
			50,060,135	6.8

		Industrials: 2.8%
2,500,000	#	Bombardier, Inc., 7.750%, due 03/15/20	2,606,250	0.4
4,900,000	#	Case New Holland, Inc., 7.875%, due 12/01/17	4,961,250	0.7
2,500,000	#	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, due 03/15/18	2,550,000	0.3
2,200,000	#	RBS Global, Inc. / Rexnord LLC, 8.500%, due 05/01/18	2,145,000	0.5
1,500,000	L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	1,571,250
		Other Securities	6,426,875	0.9
			20,260,625	2.8

		Information Technology: 5.4%
1,500,000	#	Advanced Micro Devices, Inc., 8.125%, due 12/15/17	1,500,000	0.2
5,854,887		First Data Corp., 3.097%, due 09/24/14	4,942,061	1.9
5,700,000		First Data Corp., 9.875%, due 09/24/15	4,303,500
6,750,000	L	First Data Corp., 9.875%-11.250%, due 09/24/15-03/31/16	4,946,250
6,000,000	L	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	5,505,000	2.0
3,000,000	#	Freescale Semiconductor, Inc., 9.250%, due 04/15/18	2,977,500
5,000,000	#	Freescale Semiconductor, Inc., 10.125%, due 03/15/18	5,125,000
1,000,000	L	Freescale Semiconductor, Inc., 10.125%, due 12/15/16	805,000
1,500,000	#	IMS Health, Inc., 12.500%, due 03/01/18	1,721,250	0.3
		Other Securities	7,494,000	1.0
			39,319,561	5.4

See Accompanying Notes to Financial Statements

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets

		Materials: 2.5%
EUR 3,220,000	#	Ineos Group Holdings PLC, 7.875%, due 02/15/16	$2,884,281	0.4
$ 5,000,000	#	JohnsonDiversey, Inc., 8.250%, due 11/15/19	5,175,000	0.7
		Other Securities	10,350,882	1.4
			18,410,163	2.5

		Telecommunication Services: 1.8%
3,000,000	#, L	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15	3,003,750	0.8
2,500,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15	2,490,625
1,000,000	#	Digicel Group Ltd., 8.875%, due 01/15/15	982,500	0.1
4,250,000		UPC Germany GmbH, 8.125%-9.625%, due 12/01/17-12/01/19	5,207,824	0.7
		Other Securities	1,530,000	0.2
			13,214,699	1.8

		Utilities: 6.0%
1,750,000	#	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16	1,798,125	0.3
17,737,149	&	Energy Future Holdings, 11.250%, due 11/01/17	11,617,829	1.7
1,500,000	L	Energy Future Holdings, 10.875%, due 11/01/17	1,117,500
1,500,000	#	Intergen NV, 9.000%, due 06/30/17	1,500,000	0.2
4,600,000		RRI Energy, Inc., 7.875%, due 06/15/17	4,370,000	0.7
1,000,000	L	RRI Energy, Inc., 7.625%, due 06/15/14	990,000
11,000,000	L	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	7,315,000	2.7
17,632,988	&, L	Texas Competitive Electric Holdings Co., LLC, 3.850%-10.500%, due 10/24/14-11/01/16	12,262,352
		Other Securities	3,210,202	0.4
			44,181,008	6.0
		Total Corporate Bonds/Notes (Cost $449,084,669)	445,728,671	60.6

MUNICIPAL BONDS: 0.4%
		California: 0.4%
		Other Securities	3,154,170	0.4
		Total Municipal Bonds (Cost $3,003,529)	3,154,170	0.4

		Total Long-Term Investments (Cost $800,872,404)	722,014,972	98.1

Shares			Value	Percent of Net Assets

SHORT-TERM INVESTMENTS: 8.2%
		Securities Lending Collateralcc: 8.2%
60,246,452		BNY Mellon Overnight Government Fund(1)	$60,246,452	8.2
262,251	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	209,800	0.0
				8.2
		Total Short-Term Investments (Cost $60,508,703)	60,456,252	8.2

		Total Investments in Securities (Cost $861,381,107)*	$782,471,224	106.3
		Other Assets and Liabilities - Net	(46,118,220)	(6.3)

		Net Assets	$736,353,004	100.0

See Accompanying Notes to Financial Statements

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
&	Payment-in-kind
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
±	Defaulted security
EUR	EU Euro
*	Cost for federal income tax purposes is $861,382,143.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$31,657,312
Gross Unrealized Depreciation	(110,568,231)

Net Unrealized Depreciation	$(78,910,919)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$7,908,886	$—	$—	$7,908,886
Consumer Staples	2,133,250	2,356,184	—	4,489,434
Energy	39,754,469	—	—	39,754,469
Financials	24,643,942	3,539,008	—	28,182,950
Health Care	18,156,200	—	—	18,156,200
Industrials	721,000	—	—	721,000
Information Technology	10,454,400	—	—	10,454,400
Materials	13,169,500	—	—	13,169,500
Telecommunication Services	11,960,350	7,846,949	—	19,807,299
Utilities	88,541,024	—	—	88,541,024

Total Common Stock	217,443,021	13,742,141	—	231,185,162

Preferred Stock	7,480,000	34,334,244	—	41,814,244
Warrants	—	132,725	—	132,725
Corporate Bonds/Notes	—	442,767,502	2,961,169	445,728,671
Municipal Bonds	—	3,154,170	—	3,154,170
Short-Term Investments	60,246,452	—	209,800	60,456,252

Total Investments, at value	$285,169,473	$494,130,782	$3,170,969	$782,471,224

See Accompanying Notes to Financial Statements

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Preferred Stock	$3,456,607	$—	$—	$—	$(96,441)	$23,031	$—	$(3,383,197)	$—
Corporate Bonds/Notes	3,047,231	—	—	—	—	(86,062)	—	—	2,961,169
Short-Term Investments	209,800	—	—	—	—	—	—	—	209,800

Total Investments, at value	$6,713,638	$—	$—	$—	$(96,441)	$(63,031)	$—	$(3,383,197)	$3,170,969

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(86,062).

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Consumer Staples	23.2%
Financials	18.0%
Information Technology	9.3%
Consumer Discretionary	8.0%
Health Care	7.9%
Industrials	6.2%
Energy	5.6%

Utilities	4.7%
Materials	4.6%
Telecommunication Services	3.4%
Consumer Discretionary	0.3%
Other Assets and Liabilities – Net*	8.8%

Net Assets	100.0%

*	Includes short-term investments related to U.S. government agency obligation and U.S. Treasury Bill.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 83.2%
		Consumer Discretionary: 7.0%
1,304,035	@, I	DaimlerChrysler Escrow	$599,856	0.1
248,099		Mattel, Inc.	5,249,775	1.2
690,084		News Corp. - Class A	8,253,405	1.9
313,583		Virgin Media, Inc.	5,233,700	1.2
		Other Securities	11,553,484	2.6
			30,890,220	7.0

		Consumer Staples: 23.2%
464,181		Altria Group, Inc.	9,302,185	2.1
310,766		British American Tobacco PLC	9,862,400	2.2
82		British American Tobacco PLC ADR	5,191
404,821		CVS Caremark Corp.	11,869,352	2.7
175,638		Dr Pepper Snapple Group, Inc.	6,567,105	1.5
105,752		General Mills, Inc.	3,756,311	0.8
286,682		Imperial Tobacco Group PLC	8,010,083	1.8
338,111		Kraft Foods, Inc.	9,467,108	2.1
252,059		Kroger Co.	4,963,042	1.1
167,877		Nestle S.A.	8,094,833	1.8
71,423		Pernod-Ricard S.A.	5,539,949	1.3
		Other Securities	25,705,913	5.8
			103,143,472	23.2

		Energy: 5.6%
199,340		Marathon Oil Corp.	6,197,481	1.4
189,844		Royal Dutch Shell PLC	4,772,244	1.1
90,768	@	Transocean Ltd.	4,205,281	1.0
		Other Securities	9,515,262	2.1
			24,690,268	5.6

		Financials: 14.0%
81,774		ACE Ltd.	4,209,726	0.9
479,732		Bank of America Corp.	6,893,749	1.6
974,744		Barclays PLC	3,890,691	0.9
31,900	@, #	Bond Street Holdings, LLC	638,000	0.1
454,259	@, I	Canary Wharf Group PLC	2,005,003	0.4
189,000		Morgan Stanley	4,386,690	1.0

See Accompanying Notes to Financial Statements

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Financials: (continued)
62,680		PNC Financial Services Group, Inc.	$3,541,420	0.8
223,690		Wells Fargo & Co.	5,726,464	1.3
20,198	@	White Mountains Insurance Group Ltd.	6,548,192	1.5
		Other Securities	24,271,313	5.5
			62,111,248	14.0

		Health Care: 7.9%
205,820		Eli Lilly & Co.	6,894,970	1.5
80,062		Novartis AG	3,880,055	0.9
315,900		Pfizer, Inc.	4,504,734	1.0
901,741	@	Tenet Healthcare Corp.	3,913,556	0.9
249,510		UnitedHealth Group, Inc.	7,086,084	1.6
		Other Securities	9,025,996	2.0
			35,305,395	7.9

		Industrials: 6.2%
645		AP Moller - Maersk A/S - Class B	5,079,902	1.2
781,823		Orkla ASA	4,999,871	1.1
115,723	@	Owens Corning, Inc.	3,461,275	0.8
65,000		Siemens AG	5,813,595	1.3
		Other Securities	8,167,075	1.8
			27,521,718	6.2

		Information Technology: 7.9%
386,574	@	Dell, Inc.	4,662,082	1.0
872,815	@	LSI Logic Corp.	4,014,949	0.9
366,079		Microsoft Corp.	8,423,478	1.9
584,874	@	Motorola, Inc.	3,813,378	0.9
688,342		Xerox Corp.	5,534,270	1.2
		Other Securities	8,697,024	2.0
			35,145,181	7.9

		Materials: 4.4%
220,488		International Paper Co.	4,989,643	1.1
39,314		Linde AG	4,133,867	0.9
211,754		Weyerhaeuser Co.	7,453,741	1.7
		Other Securities	2,997,079	0.7
			19,574,330	4.4

		Telecommunication Services: 3.3%
253,813		Telefonica S.A.	4,701,818	1.0
2,795,023		Vodafone Group PLC	5,759,117	1.3
		Other Securities	4,323,316	1.0
			14,784,251	3.3

		Utilities: 3.7%
165,020		E.ON AG	4,437,102	1.0
98,032		Exelon Corp.	3,722,275	0.8
		Other Securities	8,304,957	1.9
			16,464,334	3.7
		Total Common Stock (Cost $ 427,377,334)	369,630,417	83.2

See Accompanying Notes to Financial Statements

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Financials: 1.1%
		Other Securities	$5,038,033	1.1
		Total Real Estate Investment Trusts ( Cost $ 5,329,755 )	5,038,033	1.1

PREFERRED STOCK: 0.9%
		Consumer Discretionary: 0.9%
46,407		Volkswagen AG	4,072,252	0.9
		Total Preferred Stock (Cost $ 4,090,570)	4,072,252	0.9

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
715,000	I, X	Northwest Airlines Claim (Pending Reorganization) due 02/20/49	—	0.0
		Total Rights (Cost $ 201,857)	—	0.0

Principal Amount			Value	Percent of Net Assets

CORPORATE BONDS/NOTES: 6.0%
		Consumer Discretionary: 0.4%
$1,017,500	I	DaimlerChrysler Escrow, 12.000%, due 07/31/14	$468,050	0.1
		Other Securities(a)	1,268,552	0.3
			1,736,602	0.4

		Financials: 2.9%
6,456,560		CIT Group, Inc., 7.000%-13.000%, due 01/20/12-05/01/17	6,078,945	1.3
6,408,639		Realogy Corp., 3.347%, due 10/10/13	5,463,365	1.6
1,929,060		Realogy Corp., 2.250%-13.500%, due 10/10/13-10/15/17	1,650,671
		Other Securities(a)	851	0.0
			13,193,832	2.9

		Information Technology: 1.4%
4,089,000		Avaya, Inc., 2.531%, due 10/26/14	3,508,023	0.8
		Other Securities	2,611,951	0.6
			6,119,974	1.4

		Materials: 0.2%
		Other Securities	895,000	0.2

		Telecommunication Services: 0.1%
		Other Securities	334,915	0.1

		Utilities: 1.0%
179,000	I, X	Calpine Corp., due 12/30/99	—	0.0
5,467,506		Texas Competitive Electric Holdings Co., LLC, 3.527%-4.027%, due 10/10/14	4,041,967	0.9
		Other Securities	389,412	0.1
			4,431,379	1.0
		Total Corporate Bonds/Notes (Cost $ 27,313,657)	26,711,702	6.0

		Total Long-Term Investments (Cost $ 464,313,173)	405,452,404	91.2

See Accompanying Notes to Financial Statements

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount		Value	Percent of Net Assets

SHORT-TERM INVESTMENTS: 6.1%
	U.S. Government Agency Obligations: 0.7%
	Other Securities	$3,000,000	0.7
	Total U.S. Government Agency Obligations (Cost $ 3,000,000)	3,000,000	0.7

	U.S. Treasury Bills: 5.4%
$5,000,000	0.030%, due 07/08/10	4,999,893	5.4
5,000,000	0.140%, due 09/09/10	4,998,590
5,000,000	0.140%, due 09/16/10	4,998,449
9,000,000	0.040%-0.130%, due 07/15/10-08/26/10	8,998,940
	Total U.S. Treasury Bills (Cost $ 23,994,238)	23,995,872	5.4

	Total Short-Term Investments (Cost $ 26,994,238)	26,995,872	6.1

	Total Investments in Securities (Cost $ 491,307,411)*	$432,448,276	97.3
	Other Assets and Liabilities - Net	11,829,394	2.7

	Net Assets	$444,277,670	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
I	Illiquid security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(a)	The grouping contains securities in default.
*	Cost for federal income tax purposes is $492,679,578.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$15,936,518
Gross Unrealized Depreciation	(76,167,820)

Net Unrealized Depreciation	$(60,231,302)

See Accompanying Notes to Financial Statements

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$26,574,554	$3,715,810	$599,856	$30,890,220
Consumer Staples	63,574,296	39,569,176	—	103,143,472
Energy	16,179,433	8,510,835	—	24,690,268
Financials	46,804,784	15,306,464	—	62,111,248
Health Care	31,425,340	3,880,055	—	35,305,395
Industrials	7,351,045	20,170,673	—	27,521,718
Information Technology	32,100,453	3,044,728	—	35,145,181
Materials	15,440,463	4,133,867	—	19,574,330
Telecommunication Services	4,323,316	10,460,935	—	14,784,251
Utilities	9,149,883	7,314,451	—	16,464,334

Total Common Stock	252,923,567	116,106,994	599,856	369,630,417

Real Estate Investment Trusts	2,874,105	2,163,928	—	5,038,033
Preferred Stock	—	4,072,252	—	4,072,252
Corporate Bonds/Notes	—	26,243,652	468,050	26,711,702
Short-Term Investments	—	26,995,872	—	26,995,872

Total Investments, at value	$255,797,672	$175,582,698	$1,067,906	$432,448,276

Other Financial Instruments+:
Forward foreign currency contracts	—	6,386,012	—	6,386,012

Total Assets	$255,797,672	$181,968,710	$1,067,906	$438,834,288

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(523,594)	$—	$(523,594)

Total Liabilities	$—	$(523,594)	$—	$(523,594)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Common Stock	$243,454	$144,733	$—	$—	$—	$211,669	$—	$—	$599,856
Rights	450	—	—	6,581	—	(7,031)	—	—	—
Corporate Bonds/ Notes	213,675	—	—	2,232	—	252,143	—	—	468,050

Total Investments, at value	$457,579	$144,733	$—	$8,813	$—	$456,781	$—	$—	$1,067,906

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $463,812 .

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar
AUD	111,900	BUY	8/19/10	$94,954	$93,626	$(1,328)
Swiss Franc
CHF	489,600	BUY	11/10/10	444,061	455,560	11,499
Danish Krone
DKK	1,068,200	BUY	7/23/10	182,809	175,369	(7,440)
Danish Krone
DKK	790,000	BUY	7/23/10	133,414	129,696	(3,718)
Danish Krone
DKK	735,000	BUY	7/23/10	120,287	120,667	380
EU Euro
EUR	459,252	BUY	7/16/10	566,900	561,641	(5,259)
EU Euro
EUR	500,000	BUY	7/16/10	602,240	611,474	9,234
EU Euro
EUR	1,210,000	BUY	7/16/10	1,482,794	1,479,768	(3,026)
British Pound
GBP	467,000	BUY	8/12/10	698,062	697,729	(333)
Japanese Yen
JPY	8,600,000	BUY	10/20/10	91,504	97,470	5,966
Japanese Yen
JPY	16,600,000	BUY	10/20/10	185,047	188,139	3,092
Norwegian Krone
NOK	2,000,000	BUY	8/16/10	331,082	306,570	(24,512)
Norwegian Krone
NOK	2,358,000	BUY	8/16/10	397,103	361,446	(35,657)
Norwegian Krone
NOK	1,480,000	BUY	8/16/10	248,348	226,862	(21,486)
Norwegian Krone
NOK	3,680,000	BUY	8/16/10	587,297	564,089	(23,208)
Norwegian Krone
NOK	1,215,000	BUY	8/16/10	187,113	186,241	(872)
Norwegian Krone
NOK	1,640,000	BUY	8/16/10	254,421	251,387	(3,034)
Norwegian Krone
NOK	940,900	BUY	8/16/10	144,643	144,226	(417)
Norwegian Krone
NOK	1,076,500	BUY	8/16/10	165,242	165,011	(231)

						$(100,350)

See Accompanying Notes to Financial Statements

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar
AUD	581,800	SELL	8/19/10	$504,421	$486,790	$17,631
Swiss Franc
CHF	11,557,056	SELL	11/10/10	10,487,347	10,753,549	(266,201)
Swiss Franc
CHF	370,000	SELL	11/10/10	325,403	344,276	(18,873)
Danish Krone
DKK	12,740,566	SELL	7/23/10	2,288,341	2,091,654	196,688
Danish Krone
DKK	2,000,000	SELL	7/23/10	332,889	328,346	4,543
Danish Krone
DKK	1,025,000	SELL	7/23/10	167,022	168,277	(1,255)
EU Euro
EUR	34,685,463	SELL	7/16/10	47,415,028	42,418,531	4,996,497
EU Euro
EUR	770,641	SELL	7/16/10	1,042,315	942,454	99,861
EU Euro
EUR	224,838	SELL	7/16/10	304,258	274,966	29,292
EU Euro
EUR	800,670	SELL	7/16/10	1,078,270	979,178	99,092
EU Euro
EUR	1,600,000	SELL	7/16/10	2,171,232	1,956,717	214,515
EU Euro
EUR	248,838	SELL	7/16/10	330,693	304,316	26,377
EU Euro
EUR	770,000	SELL	7/16/10	946,176	941,670	4,506
EU Euro
EUR	113,149	SELL	7/16/10	139,461	138,375	1,086
British Pound
GBP	19,911,008	SELL	8/12/10	29,816,734	29,748,366	68,368
British Pound
GBP	800,000	SELL	8/12/10	1,185,176	1,195,253	(10,077)
British Pound
GBP	229,503	SELL	8/12/10	340,009	342,893	(2,884)
Japanese Yen
JPY	188,443,500	SELL	10/20/10	2,041,973	2,135,756	(93,783)
Norwegian Krone
NOK	36,983,349	SELL	8/16/10	6,192,376	5,668,992	523,384
Norwegian Krone
NOK	1,800,000	SELL	8/16/10	301,245	275,913	25,332
Norwegian Krone
NOK	720,000	SELL	8/16/10	122,337	110,365	11,972
Norwegian Krone
NOK	2,350,000	SELL	8/16/10	396,290	360,220	36,070
Norwegian Krone
NOK	1,696,000	SELL	8/16/10	260,598	259,971	627

						$5,962,768

See Accompanying Notes to Financial Statements

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$6,386,012

Total Asset Derivatives		$6,386,012

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$523,594

Total Liability Derivatives		$523,594

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$8,805,866

Total	$8,805,866

Derivatives not accounted for as hedging instruments under FASB ASC 815	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$2,919,846

Total	$2,919,846

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	21.6%
Consumer Discretionary	15.9%
Industrials	14.7%
Information Technology	13.7%
Health Care	11.3%
Materials	6.3%
Energy	4.6%

Consumer Staples	4.2%
Utilities	2.9%
Telecommunication Services	2.0%
U.S. Treasury Notes	0.2%
Other Assets and Liabilities – Net*	2.6%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 91.6%
		Consumer Discretionary: 15.9%
72,070	@	Dick’s Sporting Goods, Inc.	$1,793,822	0.6
139,811		Jarden Corp.	3,756,710	1.2
71,470	L	Nutri/System, Inc.	1,639,522	0.5
119,090	@	Papa John’s International, Inc.	2,753,361	0.9
81,280	@	Penn National Gaming, Inc.	1,877,568	0.6
77,870		Williams-Sonoma, Inc.	1,932,733	0.6
		Other Securities	35,680,204	11.5
			49,433,920	15.9

		Consumer Staples: 4.2%
153,210	@, L	Dole Food Co., Inc.	1,597,980	0.5
53,580	@	Hansen Natural Corp.	2,095,514	0.7
182,868	@, L	Winn-Dixie Stores, Inc.	1,762,848	0.6
		Other Securities	7,453,720	2.4
			12,910,062	4.2

		Energy: 4.6%
83,233	@, L	Exterran Holdings, Inc.	2,148,244	0.7
122,420		Patterson-UTI Energy, Inc.	1,575,545	0.5
50,390		Tidewater, Inc.	1,951,101	0.6
		Other Securities	8,657,635	2.8
			14,332,525	4.6

		Financials: 16.0%
141,440	L	Associated Banc-Corp.	1,734,054	0.6
153,352		First Financial Bancorp.	2,292,612	0.7
170,067		First Niagara Financial Group, Inc.	2,130,940	0.7
61,319		IBERIABANK Corp.	3,156,702	1.0
164,490	@	OptionsXpress Holdings, Inc.	2,589,073	0.8
70,430	@	ProAssurance Corp.	3,997,607	1.3
148,232		Umpqua Holdings Corp.	1,701,703	0.6
		Other Securities	31,900,707	10.3
			49,503,398	16.0

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Health Care: 11.3%
112,150	@	Coventry Health Care, Inc.	$1,982,812	0.7
30,570	@, L	Idexx Laboratories, Inc.	1,861,713	0.6
43,230	@	MWI Veterinary Supply, Inc.	2,172,740	0.7
108,583	@, L	PharMerica Corp.	1,591,827	0.5
143,080	@	PSS World Medical, Inc.	3,026,142	1.0
		Other Securities	24,293,845	7.8
			34,929,079	11.3

		Industrials: 14.7%
158,367		Herman Miller, Inc.	2,988,385	1.0
50,110		Kaydon Corp.	1,646,615	0.5
65,441	@	RBC Bearings, Inc.	1,897,135	0.6
53,760	@	TransDigm Group, Inc.	2,743,373	0.9
89,720	@	Waste Connections, Inc.	3,130,331	1.0
		Other Securities	33,029,322	10.7
			45,435,161	14.7

		Information Technology: 13.7%
41,740	@	Anixter International, Inc.	1,778,124	0.6
145,271	@	Aspen Technology, Inc.	1,582,001	0.5
45,950	@, L	Blackboard, Inc.	1,715,314	0.6
186,236	@	Deltek, Inc.	1,553,208	0.5
286,461	@, L	Dice Holdings, Inc.	1,982,310	0.6
73,588	@, S	JDA Software Group, Inc.	1,617,464	0.5
58,500	@	Micros Systems, Inc.	1,864,395	0.6
109,900	@, S	Skyworks Solutions, Inc.	1,845,221	0.6
62,850		Solera Holdings, Inc.	2,275,170	0.7
		Other Securities	26,337,599	8.5
			42,550,806	13.7

		Materials: 6.3%
66,270		Aptargroup, Inc.	2,506,331	0.8
77,320	@	Crown Holdings, Inc.	1,936,093	0.6
39,600		Scotts Miracle-Gro Co.	1,758,636	0.6
148,720		Silgan Holdings, Inc.	4,220,674	1.3
		Other Securities	9,193,689	3.0
			19,615,423	6.3

		Telecommunication Services: 2.0%
148,720		NTELOS Holdings Corp.	2,557,984	0.8
		Other Securities	3,800,458	1.2
			6,358,442	2.0

		Utilities: 2.9%
46,970		Northwest Natural Gas Co.	2,046,483	0.7
81,020		NorthWestern Corp.	2,122,724	0.7
		Other Securities	4,818,189	1.5
			8,987,396	2.9
		Total Common Stock (Cost $ 296,083,587)	284,056,212	91.6

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

REAL ESTATE INVESTMENT TRUSTS: 5.6%
		Financials: 5.6%
53,120	L	EastGroup Properties, Inc.	$1,890,010	0.6
48,300		Mid-America Apartment Communities, Inc.	2,486,001	0.8
125,670	L	National Retail Properties, Inc.	2,694,365	0.9
		Other Securities	10,138,481	3.3
		Total Real Estate Investment Trusts (Cost $ 18,561,776)	17,208,857	5.6

Principal Amount			Value	Percent of Net Assets

U.S. TREASURY OBLIGATIONS: 0.2%
		U.S. Treasury Notes: 0.2%
		Other Securities	$602,672	0.2
		Total U.S. Treasury Obligations (Cost $ 602,402)	602,672	0.2

		Total Long-Term Investments (Cost $ 315,247,765)	301,867,741	97.4

Shares			Value	Percent of Net Assets

SHORT-TERM INVESTMENTS: 10.8%
		Affiliated Mutual Fund: 3.6%
11,202,232		ING Institutional Prime Money Market Fund - Class I	$11,202,232	3.6
		Total Mutual Fund (Cost $ 11,202,232)	11,202,232	3.6

Principal Amount			Value	Percent of Net Assets

		Securities Lending Collateralcc: 7.2%
$21,455,606		BNY Mellon Overnight Government Fund(1)	$21,455,606	6.9
1,121,269	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	897,015	0.3
		Total Securities Lending Collateral (Cost $ 22,576,875)	22,352,621	7.2

		Total Short-Term Investments (Cost $ 33,779,107)	33,554,853	10.8

		Total Investments in Securities (Cost $ 349,026,872)*	$335,422,594	108.2
		Other Assets and Liabilities - Net	(25,410,546)	(8.2)

		Net Assets	$310,012,048	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $355,277,737.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$28,493,877
Gross Unrealized Depreciation	(48,349,020)

Net Unrealized Depreciation	$(19,855,143)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$284,056,212	$—	$—	$284,056,212
Real Estate Investment Trusts	17,208,857	—	—	17,208,857
U.S. Treasury Obligations	—	602,672	—	602,672
Short-Term Investments	32,657,838	—	897,015	33,554,853

Total Investments, at value	$333,922,907	$602,672	$897,015	$335,422,594

Liabilities Table
Other Financial Instruments+:
Futures	(95,620)	—	—	(95,620)

Total Liabilities	$(95,620)	$—	$—	$(95,620)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$897,015	$—	$—	$—	$—	$—	$—	$—	$897,015

Total Investments, at value	$897,015	$—	$—	$—	$—	$—	$—	$—	$897,015

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	75	09/17/10	$4,571,853	$(95,620)

			$4,571,853	$(95,620)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets-Unrealized depreciation*	$95,620

Total Liability Derivatives		$95,620

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Futures
Equity contracts	$ (356,510)

Total	$ (356,510)

Derivatives not accounted for as hedging instruments under FASB ASC 815	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Futures
Equity contracts	$ (218,487)

Total	$ (218,487)

See Accompanying Notes to Financial Statements

ING LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Information Technology	31.0%
Health Care	13.8%
Industrials	12.3%
Consumer Discretionary	11.8%
Consumer Staples	11.0%

Energy	9.2%
Financials	5.1%
Materials	3.4%
Other Assets and Liabilities – Net*	2.4%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 11.8%
153,000	@	Bed Bath & Beyond, Inc.	$5,673,240	1.6
268,810	@	DIRECTV	9,118,035	2.5
93,840	@	Kohl’s Corp.	4,457,400	1.2
219,020		Mattel, Inc.	4,634,463	1.3
25,590	@	Priceline.com, Inc.	4,517,659	1.2
209,180		Wyndham Worldwide Corp.	4,212,885	1.1
		Other Securities	10,491,319	2.9
			43,105,001	11.8

		Consumer Staples: 11.0%
150,860		Alberto-Culver Co.	4,086,797	1.1
162,460		Coca-Cola Enterprises, Inc.	4,201,216	1.2
259,140		Philip Morris International, Inc.	11,878,978	3.3
93,374		Procter & Gamble Co.	5,600,573	1.5
179,840		Walgreen Co.	4,801,728	1.3
151,490		Wal-Mart Stores, Inc.	7,282,124	2.0
		Other Securities	2,307,304	0.6
			40,158,720	11.0

		Energy: 9.2%
54,450		Apache Corp.	4,584,146	1.3
283,880		ExxonMobil Corp.	16,201,032	4.4
134,580		National Oilwell Varco, Inc.	4,450,561	1.2
123,540		Peabody Energy Corp.	4,834,120	1.3
		Other Securities	3,607,578	1.0
			33,677,437	9.2

		Financials: 5.1%
166,118		American Express Co.	6,594,885	1.8
131,870		JP Morgan Chase & Co.	4,827,761	1.3
		Other Securities	7,066,334	2.0
			18,488,980	5.1

		Health Care: 13.8%
140,040		AmerisourceBergen Corp.	4,446,270	1.2
118,210		Cardinal Health, Inc.	3,973,038	1.1
137,460		Covidien PLC	5,523,143	1.5

See Accompanying Notes to Financial Statements

ING LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Health Care: (continued)
151,100	@	Gilead Sciences, Inc.	$5,179,708	1.4
124,100	@	Hospira, Inc.	7,129,545	2.0
106,414		Merck & Co., Inc.	3,721,298	1.0
79,150	@	Varian Medical Systems, Inc.	4,137,962	1.2
85,770	@	Waters Corp.	5,549,319	1.5
		Other Securities	10,692,282	2.9
			50,352,565	13.8

		Industrials: 12.3%
86,900		Caterpillar, Inc.	5,220,083	1.4
181,580		Danaher Corp.	6,740,250	1.9
128,930		Emerson Electric Co.	5,632,952	1.6
116,340		Ingersoll-Rand PLC	4,012,567	1.1
117,470		Roper Industries, Inc.	6,573,621	1.8
105,710		Tyco International Ltd.	3,724,163	1.0
76,990		Union Pacific Corp.	5,351,575	1.5
113,470		United Technologies Corp.	7,365,338	2.0
			44,620,549	12.3

		Information Technology: 31.0%
91,060	@	Ansys, Inc.	3,694,304	1.0
80,840	@	Apple, Inc.	20,333,685	5.6
144,830		Broadcom Corp.	4,775,045	1.3
646,800	@	Cisco Systems, Inc.	13,783,304	3.8
105,710	@	Cognizant Technology Solutions Corp.	5,291,843	1.5
208,680		Hewlett-Packard Co.	9,031,670	2.5
104,940	@	Intuit, Inc.	3,648,764	1.0
233,140	@	Marvell Technology Group Ltd.	3,674,286	1.0
530,770		Microsoft Corp.	12,213,018	3.4
349,350		National Semiconductor Corp.	4,702,251	1.3
534,317		Oracle Corp.	11,466,443	3.1
269,660		Qualcomm, Inc.	8,855,634	2.4
68,490		Visa, Inc.	4,845,668	1.3
		Other Securities	6,535,086	1.8
			112,851,001	31.0

		Materials: 3.4%
99,520		Ecolab, Inc.	4,469,443	1.2
87,830		Sigma-Aldrich Corp.	4,376,569	1.2
		Other Securities	3,425,178	1.0
			12,271,190	3.4
		Total Common Stock (Cost $ 374,354,459)	355,525,443	97.6

See Accompanying Notes to Financial Statements

ING LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

SHORT-TERM INVESTMENTS: 3.6%
	Affiliated Mutual Fund: 3.6%
13,120,000	ING Institutional Prime Money Market Fund - Class I	$13,120,000	3.6
	Total Short-Term Investments (Cost $ 13,120,000)	13,120,000	3.6

	Total Investments in Securities (Cost $ 387,474,459)*	$368,645,443	101.2
	Other Assets and Liabilities - Net	(4,321,275)	(1.2)

	Net Assets	$364,324,168	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
*	Cost for federal income tax purposes is $388,249,254.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,248,879
Gross Unrealized Depreciation	(23,852,690)

Net Unrealized Depreciation	$(19,603,811)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$355,525,443	$—	$—	$355,525,443
Short-Term Investments	13,120,000	—	—	13,120,000

Total Investments, at value	$368,645,443	$—	$—	$368,645,443

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

Corporate Bonds/Notes	53.4%
U.S. Treasury Obligations	25.6%
U.S. Government Agency Obligations	9.8%
Asset-Backed Securities	4.2%

Collateralized Mortgage Obligations	2.7%
Other Assets and Liabilities – Net*	4.3%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Principal Amount			Value	Percent of Net Assets

CORPORATE BONDS/NOTES: 53.4%
		Consumer Discretionary: 3.5%
$2,144,000		COX Communications, Inc., 6.750%, due 03/15/11	$2,215,968	0.8
449,000		COX Communications, Inc., 4.625%, due 06/01/13	479,071
1,800,000		Home Depot, Inc., 5.250%, due 12/16/13	1,980,756	0.5
2,162,000		Time Warner Cable, Inc., 5.400%, due 07/02/12	2,310,490	0.6
		Other Securities	5,584,197	1.6
			12,570,482	3.5

		Consumer Staples: 4.5%
2,461,000	#	Anheuser-Busch InBev Worldwide, Inc., 2.500%, due 03/26/13	2,491,809	0.7
1,591,000		Colgate-Palmolive Co., 4.200%, due 05/15/13	1,723,537	0.5
1,992,000		Diageo Capital PLC, 5.200%, due 01/30/13	2,168,039	0.6
1,811,000		Kraft Foods, Inc., 6.250%, due 06/01/12	1,974,852	0.6
		Other Securities	7,514,141	2.1
			15,872,378	4.5

		Energy: 2.5%
299,000	L	BP Capital Markets PLC, 1.550%, due 08/11/11	284,968	0.1
1,575,000		Conoco Funding Co., 6.350%, due 10/15/11	1,680,588	0.5
2,281,000	S	Shell International Finance BV, 1.875%, due 03/25/13	2,301,680	0.6
		Other Securities	4,624,466	1.3
			8,891,702	2.5

		Financials: 28.0%
3,980,000		Ally Financial, Inc., 2.200%, due 12/19/12	4,091,448	1.1
885,000	#	ANZ National International Ltd., 2.375%, due 12/21/12	896,945	0.2
1,152,000	#	Banco Santander Chile S.A., 2.875%, due 11/13/12	1,144,300	0.3
5,107,000	S	Bank of America Corp., 2.100%, due 04/30/12	5,232,208	1.5
1,730,000	L	Bank of Montreal, 2.125%, due 06/28/13	1,746,077	0.5
954,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.600%, due 01/22/13	970,197	0.3
2,200,000	S	Barclays Bank PLC, 2.500%, due 01/23/13	2,192,436	0.6
1,924,000	S	Berkshire Hathaway, Inc., 2.125%, due 02/11/13	1,965,593	0.6
2,635,000	S	BP Capital Markets PLC, 3.125%-5.250%, due 03/10/12-11/07/13	2,428,782	0.7
946,000	#	Canadian Imperial Bank of Commerce/Canada, 2.000%, due 02/04/13	957,119	0.3
4,513,000	S	Citibank NA, 1.375%, due 08/10/11	4,557,468	1.3
4,769,000	S	Citigroup, Inc., 2.125%, due 04/30/12	4,888,068	2.7
3,151,000		Citigroup, Inc., 5.300%, due 10/17/12	3,267,171
1,293,000		Citigroup, Inc., 5.500%, due 04/11/13	1,344,937
2,100,000		Credit Suisse New York, 5.000%, due 05/15/13	2,245,104	0.6

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets

		Financials: (continued)
$2,275,000		General Electric Capital Corp., 2.200%, due 06/08/12	$2,336,134	2.7
2,311,000		General Electric Capital Corp., 2.250%, due 03/12/12	2,371,966
3,300,000		General Electric Capital Corp., 2.800%, due 01/08/13	3,338,653
1,500,000	L	General Electric Capital Corp., 3.750%-4.800%, due 05/01/13-11/14/14	1,557,398
2,278,000	S	Goldman Sachs Group, Inc., 3.625%-6.000%, due 08/01/12-05/01/14	2,369,036	0.7
1,658,000		John Deere Capital Corp., 1.875%-5.400%, due 10/17/11-06/17/13	1,711,361	0.5
3,000,000		JP Morgan Chase & Co., 5.375%, due 10/01/12	3,244,221	0.9
1,048,000	#	MassMutual Global Funding II, 3.625%, due 07/16/12	1,094,710	0.3
3,525,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	3,749,803	1.1
700,000	#	Metropolitan Life Global Funding I, 5.125%, due 11/09/11	727,915	0.2
2,332,000		Morgan Stanley, 5.750%, due 08/31/12	2,445,009	1.3
2,215,000	L	Morgan Stanley, 2.250%-5.300%, due 03/13/12-03/01/13	2,290,679
118,253	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	120,630	0.0
2,374,000	L	State Street Corp., 2.150%, due 04/30/12	2,432,170	0.7
750,000	#	TIAA Global Markets, Inc., 5.125%, due 10/10/12	798,299	0.2
2,063,000		Wachovia Corp., 5.300%-5.500%, due 10/15/11-05/01/13	2,196,237	0.6
1,700,000	#	Westpac Securities NZ Ltd., 2.625%, due 01/28/13	1,719,453	0.5
		Other Securities	26,993,346	7.6
			99,424,873	28.0

		Health Care: 4.1%
1,664,000		Express Scripts, Inc., 5.250%, due 06/15/12	1,778,523	0.5
2,230,000	S	Novartis Capital Corp., 1.900%, due 04/24/13	2,265,238	0.6
1,831,000	#	Roche Holdings, Inc., 4.500%, due 03/01/12	1,928,863	0.6
1,786,000		Wyeth, 5.500%, due 03/15/13	1,976,700	0.6
		Other Securities	6,428,775	1.8
			14,378,099	4.1

		Industrials: 0.8%
		Other Securities	2,671,903	0.8

		Information Technology: 1.2%
2,166,000		Hewlett-Packard Co., 2.950%-4.250%, due 02/24/12-08/15/12	2,273,968	0.6
1,641,000		Oracle Corp., 3.750%, due 07/08/14	1,758,542	0.5
		Other Securities	400,667	0.1
			4,433,177	1.2

		Materials: 0.2%
		Other Securities	671,363	0.2

		Telecommunication Services: 5.6%
1,840,000	S	BellSouth Corp., 4.750%, due 11/15/12	1,973,761	0.5
2,100,000		British Telecommunications PLC, 5.150%, due 01/15/13	2,203,608	0.6
2,926,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.250%, due 02/01/12	3,102,780	0.9
2,175,000		France Telecom S.A., 4.375%, due 07/08/14	2,347,621	0.9
666,000		France Telecom S.A., 7.750%, due 03/01/11	695,083
1,893,000		Verizon Communications, Inc., 4.375%, due 06/01/13	2,035,079	0.9
1,150,000		Verizon Communications, Inc., 4.350%, due 02/15/13	1,230,063
		Other Securities	6,366,920	1.8
			19,954,915	5.6

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets

		Utilities: 3.0%
$2,554,000	S	Commonwealth Edison Co., 6.150%, due 03/15/12	$2,753,991	0.8
1,500,000	#	EDP Finance BV, 5.375%, due 11/02/12	1,541,996	0.4
987,000	#	PSEG Power LLC, 2.500%, due 04/15/13	997,226	0.3
		Other Securities	5,428,332	1.5
			10,721,545	3.0

		Total Corporate Bonds/Notes (Cost $ 187,380,619)	189,590,437	53.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.8%
		Federal Home Loan Bank: 2.6%
5,245,000	L	1.375%, due 05/16/11	5,289,152	2.6
3,665,000	S	3.625%, due 07/01/11	3,784,505
			9,073,657	2.6

		Federal Home Loan Mortgage Corporation##: 5.0%
3,500,000	L	1.750%, due 06/15/12	3,570,403	5.0
3,240,000	S	3.000%, due 04/07/15	3,241,477
3,640,000	S	3.250%, due 04/23/15	3,645,962
6,064,828	S	5.500%, due 10/15/14-06/15/35	6,295,273
1,087,075	S	2.125%-6.000%, due 02/15/13-01/01/17	1,097,525
			17,850,640	5.0

		Federal National Mortgage Association##: 2.2%
6,143,034	S	6.000%, due 05/15/11-09/01/17	6,456,068	2.2
1,032,970	S	2.392%-7.500%, due 12/01/17-10/01/32	1,157,574
			7,613,642	2.2

		Government National Mortgage Association: 0.0%
		Other Securities	71,937	0.0

		Total U.S. Government Agency Obligations (Cost $ 33,844,146)	34,609,876	9.8

U.S. TREASURY OBLIGATIONS: 25.6%
		U.S. Treasury Notes: 25.6%
6,088,000	L	0.750%, due 05/31/12	6,106,550	25.6
51,010,000	S	1.000%, due 04/30/12	51,400,533
16,785,000	L	1.125%, due 06/15/13	16,854,423
4,840,000	L	2.125%, due 05/31/15	4,923,955
4,135,000	L	3.500%, due 05/15/20	4,328,175
6,520,000	S	4.625%, due 02/15/40	7,329,908

		Total U.S. Treasury Obligations (Cost $ 90,088,874)	90,943,544	25.6

ASSET-BACKED SECURITIES: 4.2%
		Automobile Asset-Backed Securities: 2.2%
586,000	#, S	Bank of America Auto Trust, 3.520%, due 06/15/16	613,869	0.2
3,526,000	S	Harley-Davidson Motorcycle Trust, 2.620%-5.520%, due 11/15/13-02/15/17	3,627,519	1.0
		Other Securities	3,444,904	1.0
			7,686,292	2.2

		Credit Card Asset-Backed Securities: 1.8%
1,630,000	S	Chase Issuance Trust, 5.120%-5.160%, due 10/15/14-04/16/18	1,835,325	0.5
2,916,000		Citibank Credit Card Issuance Trust, 1.000%-6.950%, due 05/15/13-02/18/14	3,021,091	0.9

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets

		Credit Card Asset-Backed Securities: (continued)
		Other Securities	$1,568,499	0.4
			6,424,915	1.8

		Other Asset-Backed Securities: 0.2%
$500,000	#	Carlyle High Yield Partners, 0.798%, due 08/11/16	$464,037	0.1
		Other Securities	306,518	0.1
			770,555	0.2

		Total Asset-Backed Securities (Cost $14,712,232)	14,881,762	4.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.7%
2,926,211	S	Bear Stearns Commercial Mortgage Securities, 4.240%-7.000%, due 05/20/30-06/11/41	3,057,305	0.8
2,615,173	S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	2,669,498	0.9
506,292	S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	508,878
		Other Securities(d)	3,447,259	1.0

		Total Collateralized Mortgage Obligations (Cost $9,828,372)	9,682,940	2.7

Shares			Value	Percent of Net Assets

COMMON STOCK: 0.0%
		Utilities: 0.0%
		Other Securities	$108	0.0
		Total Common Stock (Cost $ —)	108	0.0

		Total Long-Term Investments (Cost $335,854,243)	339,708,667	95.7

SHORT-TERM INVESTMENTS: 16.5%
		Affiliated Mutual Fund: 4.3%
15,078,000		ING Institutional Prime Money Market Fund - Class I	15,078,000	4.3
		Total Mutual Fund (Cost $15,078,000)	15,078,000	4.3

		Securities Lending Collateralcc: 12.2%
42,698,956		BNY Mellon Overnight Government Fund(1)	42,698,956	12.0
848,027	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	678,421	0.2
		Total Securities Lending Collateral (Cost $43,546,983)	43,377,377	12.2

		Total Short-Term Investments (Cost $58,624,983)	58,455,377	16.5

		Total Investments in Securities (Cost $394,479,226)*	$398,164,044	112.2
		Other Assets and Liabilities - Net	(43,351,086)	(12.2)

		Net Assets	$354,812,958	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
(d)	The grouping contains Interest only securities.
*	Cost for federal income tax purposes is $394,482,012.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,285,345
Gross Unrealized Depreciation	(2,603,313)

Net Unrealized Appreciation	$3,682,032

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$189,590,437	$—	$189,590,437
U.S. Government Agency Obligations	—	34,609,876	—	34,609,876
U.S. Treasury Obligations	—	90,943,544	—	90,943,544
Asset-Backed Securities	—	14,417,725	464,037	14,881,762
Collateralized Mortgage Obligations	—	9,682,940	—	9,682,940
Common Stock*	108	—	—	108
Short-Term Investments	57,776,956	—	678,421	58,455,377

Total Investments, at value	$57,777,064	$339,244,522	$1,142,458	$398,164,044

Other Financial Instruments+:
Futures	417,499	—	—	417,499

Total Assets	$58,194,563	$339,244,522	$1,142,458	$398,581,543

Liabilities Table
Other Financial Instruments+:
Futures	(656,553)	—	—	(656,553)
Swaps, at value	—	(405,015)	—	(405,015)

Total Liabilities	$(656,553)	$(405,015)	$—	$(1,061,568)

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Asset-Backed Securities	$—	$—	$—	$—	$—	$—	$464,037	$—	$464,037
Short-Term Investments	678,421	—	—	—	—	—	—	—	678,421

Total Investments, at value	$678,421	$—	$—	$—	$—	$—	$464,037	$—	$1,142,458

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(11,281).

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.
Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

ING Limited Maturity Bond Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	258	09/30/10	$56,457,655	$259,932
U.S. Treasury 10-Year Note	86	09/21/10	10,539,032	157,567

			$66,996,687	$417,499

Short Contracts
U.S. Treasury 5-Year Note	175	09/30/10	$20,711,523	$(357,273)
U.S. Treasury Long Bond	87	09/21/10	11,092,500	(299,280)

			$31,804,023	$(656,553)

ING Limited Maturity Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Implied Credit Spread At 06/30/10 (%) (2)		Notional Amount (3)	Market Value (4)	Upfront Premium Paid/(received)	Unrealized Appreciation/ (depreciation)
Barclays Bank PLC	General Electric Capital Corp. 5.625%, 09/15/17	Sell	1.000	06/20/11	1.73	USD	3,000,000	$(21,309)	$(26,010)	$4,701

								$(21,309)	$(26,010)	$4,701

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)

The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING Limited Maturity Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2010:

	Termination Date		Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478%
Counterparty: Citibank N.A.	05/11/20	USD	9,233,000	$(383,706)	$—	$(383,706)

				$(383,706)	$—	$(383,706)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets- Unrealized appreciation*	$417,499

Total Asset Derivatives		$417,499

Liability Derivatives
Credit contracts	Swaps, at value	$21,309
Interest rate contracts	Swaps, at value	383,706
Interest rate contracts	Net Assets- Unrealized depreciation*	656,553

Total Liability Derivatives		$1,061,568

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Swaps	Total
Credit contracts	$—	150,847	$150,847
Interest rate contracts	(395,192)	(38,897)	(434,089)

Total	$(395,192)	$111,950	$(283,242)

Derivatives not accounted for as hedging instruments under FASB ASC 815	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Swaps	Total
Credit contracts	$—	$(200,112)	$(200,112)
Interest rate contracts	(733,516)	(383,706)	(1,117,222)

Total	$(733,516)	$(583,818)	$(1,317,334)

See Accompanying Notes to Financial Statements

ING LORD ABBETT GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	29.7%
Energy	17.2%
Consumer Discretionary	13.0%
Industrials	9.4%
Health Care	9.2%
Materials	6.8%

Consumer Staples	5.5%
Utilities	3.3%
Telecommunication Services	2.8%
Information Technology	2.5%
Other Assets and Liabilities – Net*	0.6%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 99.1%
		Consumer Discretionary: 13.0%
38,700		Carnival Corp.	$1,170,288	0.9
108,000		Comcast Corp. – Class A	1,875,960	1.4
195,500	@	Ford Motor Co.	1,970,640	1.5
101,431	@	HSN, Inc.	2,434,344	1.9
39,500	@	Hyatt Hotels Corp.	1,465,055	1.1
48,627		Marriott International, Inc.	1,455,892	1.1
49,200		Target Corp.	2,419,164	1.8
		Other Securities	4,388,373	3.3
			17,179,716	13.0

		Consumer Staples: 5.5%
65,900		Archer-Daniels-Midland Co.	1,701,538	1.3
16,700		Colgate-Palmolive Co.	1,315,292	1.0
150,165		Kroger Co.	2,956,749	2.2
		Other Securities	1,301,965	1.0
			7,275,544	5.5

		Energy: 17.2%
62,200		Chevron Corp.	4,220,892	3.2
118,000		El Paso Corp.	1,310,980	1.0
103,355		ExxonMobil Corp.	5,898,470	4.5
72,400		Halliburton Co.	1,777,420	1.3
47,500		Marathon Oil Corp.	1,476,775	1.1
52,650		Schlumberger Ltd.	2,913,651	2.2
		Other Securities	5,147,736	3.9
			22,745,924	17.2

		Financials: 29.4%
194,387		Bank of America Corp.	2,793,341	2.1
121,760		Bank of New York Mellon Corp.	3,006,254	2.3
15,900	@	Berkshire Hathaway, Inc.	1,267,071	1.0
114,900		Charles Schwab Corp.	1,629,282	1.2
596,200	@	Citigroup, Inc.	2,241,712	1.7
15,100		Goldman Sachs Group, Inc.	1,982,177	1.5
127,697		JP Morgan Chase & Co.	4,674,987	3.5
180,100		Keycorp	1,384,969	1.1
14,400		M&T Bank Corp.	1,223,280	0.9

See Accompanying Notes to Financial Statements

ING LORD ABBETT GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Financials: (continued)
69,400		Morgan Stanley	$1,610,774	1.2
38,100		PNC Financial Services Group, Inc.	2,152,650	1.6
34,800		State Street Corp.	1,176,936	0.9
123,168		SunTrust Bank	2,869,814	2.2
222,500		Wells Fargo & Co.	5,696,002	4.3
86,200		Zions Bancorp.	1,859,334	1.4
		Other Securities	3,293,208	2.5
			38,861,791	29.4

		Health Care: 9.2%
36,700		Abbott Laboratories	1,716,826	1.3
38,000	@	Amgen, Inc.	1,998,800	1.5
36,468		Covidien PLC	1,465,284	1.1
25,900		Johnson & Johnson	1,529,654	1.1
26,200		Teva Pharmaceutical Industries Ltd. ADR	1,362,138	1.0
73,700		UnitedHealth Group, Inc.	2,093,080	1.6
		Other Securities	2,070,173	1.6
			12,235,955	9.2

		Industrials: 9.4%
27,500		Caterpillar, Inc.	1,651,925	1.3
240,257	@	Delta Airlines, Inc.	2,823,020	2.1
40,845		Eaton Corp.	2,672,897	2.0
244,426	@, L	Hertz Global Holdings, Inc.	2,312,270	1.7
		Other Securities	3,050,282	2.3
			12,510,394	9.4

		Information Technology: 2.5%
23,975		Hewlett-Packard Co.	1,037,638	0.8
		Other Securities	2,299,164	1.7
			3,336,802	2.5

		Materials: 6.8%
49,000		Barrick Gold Corp.	2,225,090	1.7
21,200		Cliffs Natural Resources, Inc.	999,792	0.8
58,200		Dow Chemical Co.	1,380,504	1.0
29,500		Mosaic Co.	1,149,910	0.9
33,100		Newmont Mining Corp.	2,043,594	1.5
		Other Securities	1,158,564	0.9
			8,957,454	6.8

		Telecommunication Services: 2.8%
102,280		AT&T, Inc.	2,474,153	1.9
44,400		Verizon Communications, Inc.	1,244,088	0.9
			3,718,241	2.8

		Utilities: 3.3%
31,000		Pacific Gas & Electric Co.	1,274,100	0.9
		Other Securities	3,155,728	2.4
			4,429,828	3.3
		Total Common Stock (Cost $ 130,381,074)	131,251,649	99.1

See Accompanying Notes to Financial Statements

ING LORD ABBETT GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Financials: 0.3%
		Other Securities	$358,435	0.3
		Total Real Estate Investment Trusts (Cost $ 342,763)	358,435	0.3

		Total Long-Term Investments (Cost $ 130,723,837)	131,610,084	99.4

SHORT-TERM INVESTMENTS: 0.8%
		Securities Lending Collateralcc: 0.8%
939,110		BNY Mellon Overnight Government Fund(1)	939,110	0.7
139,950	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	111,960	0.1
		Total Short-Term Investments (Cost $ 1,079,060)	1,051,070	0.8

		Total Investments in Securities (Cost $ 131,802,897)*	$132,661,154	100.2
		Other Assets and Liabilities - Net	(296,621)	(0.2)

		Net Assets	$132,364,533	100.0

“Other Securties” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $135,383,485.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$11,448,818
Gross Unrealized Depreciation	(14,171,149)

Net Unrealized Depreciation	$(2,722,331)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$131,251,649	$—	$—	$131,251,649
Real Estate Investment Trusts	358,435	—	—	358,435
Short-Term Investments	939,110	—	111,960	1,051,070

Total Investments, at value	$132,549,194	$—	$111,960	$132,661,154

See Accompanying Notes to Financial Statements

ING LORD ABBETT GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$111,960	$—	$—	$—	$—	$—	$—	$—	$111,960

Total Investments, at value	$111,960	$—	$—	$—	$—	$—	$—	$—	$111,960

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

Corporate Bonds/Notes	88.9%
Collateralized Mortgage Obligations	3.3%
Preferred Stock	0.7%
Asset-Backed Securities	0.5%

Common Stock	0.4%
Other Assets and Liabilities – Net*	6.2%

Net Assets	100.0%

*	Includes short-term investments related to commercial paper, securities lending collateral, U.S. government agency obligation and U.S. Treasury Bill.

Portfolio holdings are subject to change daily.

Principal Amount			Value	Percent of Net Assets

CORPORATE BONDS/NOTES: 88.9%
		Consumer Discretionary: 14.2%
$2,550,000	S	Albertson’s, Inc., 6.570%-8.000%, due 06/15/26-05/01/31	$2,117,875	0.3
3,200,000	#, S	Allison Transmission, Inc., 11.000%, due 11/01/15	3,368,000	0.5
750,000	#, S	American Tire Distributors, Inc., 9.750%, due 06/01/17	755,625	0.1
3,628,000	S	ArvinMeritor, Inc., 8.125%-8.750%, due 03/01/12-09/15/15	3,655,680	0.6
1,500,000	#, S	CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, due 04/30/18	1,515,000	0.4
900,000	#, S	CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, due 04/30/20	924,750
3,250,000	#, S	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	3,277,500	0.5
1,500,000	#, S	Cooper-Standard Automotive, Inc., 8.500%, due 05/01/18	1,518,750	0.3
3,250,000	S	CSC Holdings, Inc., 7.625%, due 07/15/18	3,302,813	1.0
3,000,000	S	CSC Holdings, Inc., 7.875%, due 02/15/18	3,075,000
500,000	#, S	CSC Holdings, Inc., 8.500%, due 06/15/15	521,250	0.9
4,550,000	#, S	CSC Holdings, Inc., 8.625%, due 02/15/19	4,805,938
7,150,000	S	DISH DBS Corp., 7.125%, due 02/01/16	7,203,625	1.6
2,925,000	S	DISH DBS Corp., 6.625%-7.875%, due 10/01/14-09/01/19	3,002,438
4,176,853	S, L	Harrah’s Operating Co., Inc., 3.320%-11.250%, due 01/28/15-12/15/18	3,800,345	0.6
1,000,000	#, S	Lamar Media Corp., 7.875%, due 04/15/18	1,002,500	0.2
1,000,000	#, S	LIN Television Corp., 8.375%, due 04/15/18	1,000,000	0.2
1,624,039	I	Local Insight Regatta Holdings, Inc., 7.750%, due 04/23/15	1,380,433	0.3
500,000	S	Local Insight Regatta Holdings, Inc., 11.000%, due 12/01/17	327,500
775,000	#, S	McClatchy Co, 11.500%, due 02/15/17	790,500	0.1
1,500,000	#, S	McJunkin Red Man Corp., 9.500%, due 12/15/16	1,462,500	0.2
500,000	#, S	MGM Resorts International, 9.000%, due 03/15/20	516,250	0.7
3,675,000	S, L	MGM Resorts International, 10.375%-11.125%, due 05/15/14-11/15/17	4,041,563
1,800,000	S	New Albertsons, Inc., 7.450%, due 08/01/29	1,503,000	0.2
5,975,000	S	Quebecor Media, Inc., 7.750%, due 03/15/16	5,885,375	0.9
700,000	#, S	QVC, Inc., 7.125%, due 04/15/17	689,500	0.2
500,000	#, S	QVC, Inc., 7.375%, due 10/15/20	488,750
50,000	#, S	TRW Automotive, Inc., 7.000%, due 03/15/14	49,750	0.8
4,780,000	#, S	TRW Automotive, Inc., 7.250%, due 03/15/17	4,660,500
		Other Securities	22,621,058	3.6
			89,263,768	14.2

		Consumer Staples: 1.6%
1,500,000	#, S	Alliance One International, Inc., 10.000%, due 07/15/16	1,533,750	0.2
1,050,000	#, S	Live Nation Entertainment, Inc., 8.125%, due 05/15/18	1,023,750	0.2
2,000,000	#	Michael Foods, Inc., 9.750%, due 07/15/18	2,065,000	0.3
2,000,000	#, S	Spectrum Brands Holdings, Inc., 9.500%, due 06/15/18	2,065,000	0.3
219	&, S	Spectrum Brands, Inc., 12.000%, due 08/28/19	240

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets

			Consumer Staples: (continued)
			Other Securities	$3,451,313	0.6
				10,139,053	1.6

			Energy: 9.5%
	$4,275,000	S	Chesapeake Energy Corp., 9.500%, due 02/15/15	4,745,250	1.3
	3,125,000	S	Chesapeake Energy Corp., 6.875%-7.250%, due 08/15/14-11/15/20	3,210,813
	300,000	#, S	Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.000%, due 04/01/15	298,500	0.0
	3,000,000	#, S	Consol Energy, Inc., 8.000%, due 04/01/17	3,112,500	0.7
	1,250,000	#, S	Consol Energy, Inc., 8.250%, due 04/01/20	1,309,375
	275,000	#, S	Continental Resources, Inc., 7.375%, due 10/01/20	271,563	0.0
	50,000	S	Continental Resources, Inc., 8.250%, due 10/01/19	52,500
	4,500,000	S	Enterprise Products Operating L.P., 8.375%, due 08/01/66	4,499,640	0.8
	600,000	S	Enterprise Products Operating L.P., 7.034%, due 01/15/68	552,781
	6,725,000	S	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	6,456,000	1.0
	2,050,000	#, S	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	2,108,938	0.3
	4,300,000	&, S	SandRidge Energy, Inc., 8.625%, due 04/01/15	4,197,875	0.7
	5,260,000	±, S, I, X	SemGroup Corp., 8.750%, due 11/15/15	—	0.0
	4,000,000	S	Sonat, Inc., 7.000%, due 02/01/18	3,961,540	0.6
	450,000	#, S	Thermon Industries, Inc., 9.500%, due 05/01/17	459,000	0.1
			Other Securities	24,966,400	4.0
				60,202,675	9.5

			Financials: 22.4%
	2,500,000	#, S	Ally Financial, Inc., 8.300%, due 02/12/15	2,537,500	0.4
	5,725,000	S	American International Group, Inc., 8.250%, due 08/15/18	5,825,188	2.2
GBP	1,000,000		American International Group, Inc., 8.625%, due 05/22/38	1,135,515
	$8,325,000	S	American International Group, Inc., 0.414%-8.175%, due 10/18/11-05/15/58	7,088,256
	450,000	#, S	Barclays Bank PLC, 7.434%, due 09/29/49	405,000	1.0
GBP	3,000,000		Barclays Bank PLC, 14.000%, due 11/29/49	5,602,869
	$8,274,547	S, L	CIT Group, Inc., 7.000%-9.500%, due 01/20/12-05/01/17	7,888,506	1.3
	2,525,000	#, S	El Paso Performance-Linked Trust, 7.750%, due 07/15/11	2,615,352	0.4
	1,196,000	#, S	Fibria Overseas Finance Ltd, 7.500%, due 05/04/20	1,219,920	0.2
	4,475,000	S	Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	4,622,299	4.0
	9,325,000	S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16	9,547,560
	10,721,077	S	Ford Motor Credit Co., LLC, 3.277%-12.000%, due 08/10/11-01/15/20	10,898,617
	1,375,000	#, S	Fresenius US Finance II, Inc., 9.000%, due 07/15/15	1,497,031	0.2
	4,000,000	S	General Motors Acceptance Corp., 8.000%, due 11/01/31	3,684,588	0.6
	4,804,000	S	International Lease Finance Corp., 4.875%, due 09/01/10	4,791,990	1.5
	750,000	#, S	International Lease Finance Corp., 8.625%, due 09/15/15	712,500
	2,300,000	#, S	International Lease Finance Corp., 8.750%, due 03/15/17	2,185,000
	1,700,000	S	International Lease Finance Corp., 5.450%-5.875%, due 03/24/11-05/01/13	1,620,850
EUR	250,000		LBG Capital No.1 PLC, 6.439%, due 05/23/20	223,171	0.6
GBP	550,000		LBG Capital No.1 PLC, 7.869%, due 08/25/20	632,751
	$3,350,000		LBG Capital No.1 PLC, 7.875%, due 11/01/20	2,730,250
	3,250,000	#, S	LBI Escrow Corp., 8.000%, due 11/01/17	3,355,625	0.5
	499,200	#, ±, S, I	Lehman Brothers Holdings, Inc., 8.160%, due 05/30/09	22,912	0.0
	2,000,000	#, S	Metlife Capital Trust IV, 7.875%, due 12/15/37	1,930,000	0.3
	600,000	#, S	New Communications Holdings, Inc., 7.875%, due 04/15/15	607,500	0.2
	300,000	#, S	New Communications Holdings, Inc., 8.250%, due 04/15/17	302,625
	300,000	#, S	New Communications Holdings, Inc., 8.500%, due 04/15/20	302,250
	2,800,000	#, S	NSG Holdings, LLC, 7.750%, due 12/15/25	2,478,000	0.4
	5,650,000	#, S	Rabobank, 11.000%, due 12/29/49	6,997,378	1.1

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets

			Financials: (continued)
	$2,000,000	#, S	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	$1,965,000	0.9
	3,700,000	#, S	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, due 05/15/18	3,649,125
	1,750,000	#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	1,146,250	0.5
	3,100,000	S	Royal Bank of Scotland Group PLC, 7.640%, due 03/31/49	1,790,250
	700,000	#, S	SMFG Preferred Capital USD 3 Ltd., 9.500%, due 12/31/49	750,262	0.1
	375,000	#, S	Societe Generale, 5.922%, due 12/31/49	284,237	0.0
	400,000	#, S	TNK-BP Finance S.A., 6.625%, due 03/20/17	396,000	0.2
	1,000,000	#, S, I, L	TNK-BP Finance S.A., 7.500%, due 07/18/16	1,041,875
	1,150,000	#, S	Universal City Development Partners Ltd., 8.875%, due 11/15/15	1,161,500	0.2
EUR	1,500,000	I	UPCB Finance Ltd., 7.625%, due 01/15/20	1,811,351	0.3
	$1,650,000	#, S	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	1,629,375	0.3
	925,000	S	Wells Fargo & Company, 7.980%, due 02/28/49	957,375	0.1
			Other Securities(a)	30,883,749	4.9
				140,927,352	22.4

			Health Care: 9.4%
	450,000	#, S	American Renal Holdings, 8.375%, due 05/15/18	447,750	0.1
	10,085,000	S	Biomet, Inc., 11.625%, due 10/15/17	10,967,438	2.1
	2,000,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	2,160,000
	1,000,000	#	Capella Healthcare, Inc., 9.250%, due 07/01/17	1,012,500	0.2
	6,310,000	S	Community Health Systems, Inc., 8.875%, due 07/15/15	6,522,963	1.0
	3,500,000	S	HCA, Inc., 8.500%, due 04/15/19	3,727,500	3.7
	14,195,000	S	HCA, Inc., 9.250%, due 11/15/16	15,082,188
	4,516,000	&, S	HCA, Inc., 7.250%-9.625%, due 11/15/16-09/15/20	4,720,910
	875,000	#, S	Mylan, Inc./PA, 7.625%, due 07/15/17	896,875	0.4
	1,300,000	#, S	Mylan, Inc./PA, 7.875%, due 07/15/20	1,332,500
	1,075,000	#, S	Patheon, Inc., 8.625%, due 04/15/17	1,061,563	0.2
	1,500,000	&, #, S	Quintiles Transnational Corp., 9.500%, due 12/30/14	1,511,250	0.2
	650,000	#, S	Valeant Pharmaceuticals International, 7.625%, due 03/15/20	770,250	0.1
	1,000,000	#, I	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	970,000	0.2
			Other Securities	7,762,750	1.2
				58,946,437	9.4

			Industrials: 3.1%
	2,000,000	#, S	American Airlines, Inc., 10.500%, due 10/15/12	2,085,000	0.3
	500,000	#, S	Amsted Industries, Inc., 8.125%, due 03/15/18	501,250	0.1
	1,400,000	#, S	Bombardier, Inc., 7.500%, due 03/15/18	1,449,000	0.2
	1,000,000	#, S	Building Materials Corp. of America, 7.000%, due 02/15/20	995,000	0.2
	375,000	#, S	Building Materials Corp. of America, 7.500%, due 03/15/20	370,313
	1,600,000	#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	1,055,054	0.2
	1,500,000	#	Case New Holland, Inc., 7.875%, due 12/01/17	1,518,750	0.2
	593,530	S, I	Continental Airlines, Inc., 6.920%, due 04/02/13	579,089	0.1
	3,500,000	#, S	RBS Global, Inc. / Rexnord LLC, 8.500%, due 05/01/18	3,412,500	0.6
			Other Securities	7,347,899	1.2
				19,313,855	3.1

			Information Technology: 4.0%
	250,000	#, S	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	249,375	0.2
	1,250,000	#, S	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	1,246,875

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets

			Information Technology: (continued)
	$4,839,736	S	First Data Corp., 3.097%-9.875%, due 09/24/14-09/24/15	$3,855,211	0.6
	775,000	#, S	Mantech International Corp., 7.250%, due 04/15/18	786,625	0.1
	2,750,000	#, S	Nordic Telephone Co. APS, 8.875%, due 05/01/16	2,839,375	0.5
	2,000,000	#, S	Seagate HDD Cayman, 6.875%, due 05/01/20	1,910,000	0.3
	4,500,000	S	SunGard Data Systems, Inc., 9.125%, due 08/15/13	4,595,625	0.8
	500,000	S	SunGard Data Systems, Inc., 10.625%, due 05/15/15	536,875
			Other Securities	9,252,506	1.5
				25,272,467	4.0

			Materials: 7.0%
	4,000,000	S	Berry Plastics Holding Corp., 5.053%-8.875%, due 09/15/14-02/15/15	3,843,000	0.6
	1,250,000	#, S	Georgia-Pacific Corp., 7.125%, due 01/15/17	1,281,250	2.7
	3,615,000	S	Georgia-Pacific Corp., 7.375%, due 12/01/25	3,651,150
	10,605,000	S	Georgia-Pacific Corp., 8.000%, due 01/15/24	11,294,325
	550,000	#, S	Georgia-Pacific Corp., 8.250%, due 05/01/16	589,188
	425,000	#, S	Ineos Finance PLC, 9.000%, due 05/15/15	426,063	0.1
EUR	500,000	#, I	Ineos Finance PLC, 9.250%, due 05/15/15	609,898
	$2,375,000	#, S	Ineos Group Holdings PLC, 8.500%, due 02/15/16	1,864,375	0.3
	1,750,000	#, S	JohnsonDiversey, Inc., 8.250%, due 11/15/19	1,811,250	0.3
EUR	450,000	I	Kerling PLC, 10.625%, due 01/28/17	555,099	0.1
	$175,000	#, S	Steel Dynamics, Inc., 7.625%, due 03/15/20	175,000	0.0
	5,150,000	S	Teck Resources Ltd., 10.750%, due 05/15/19	6,319,797	1.1
	625,000	S	Teck Resources Ltd., 10.250%, due 05/15/16	738,334
			Other Securities	11,279,877	1.8
				44,438,606	7.0

			Telecommunication Services: 11.4%
	1,750,000	#, S	Axtel SAB de CV, 9.000%, due 09/22/19	1,566,250	0.2
	3,000,000	#, S	Digicel Ltd., 8.250%, due 09/01/17	2,985,000	0.5
	5,885,000	S	Frontier Communications Corp., 7.000%-9.000%, due 11/01/25-07/01/35	5,266,638	0.8
	1,156,321	I	Hawaiian Telcom Communications, Inc., 4.750%, due 06/01/14	984,800	0.2
	600,000	±, S, I	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	13,500
	3,650,000	#, S	Intelsat Jackson Holdings Ltd., 8.500%, due 11/01/19	3,704,750	1.1
	3,250,000	S	Intelsat Jackson Holdings Ltd., 9.500%, due 06/15/16	3,428,750
EUR	675,000		Nordic Telephone Co. APS, 8.250%, due 05/01/16	866,697	0.1
	$1,500,000	#, S	Qwest Communications International, Inc., 7.125%, due 04/01/18	1,503,750	1.3
	6,253,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	6,299,898
	150,000	#, S	Qwest Communications International, Inc., 8.000%, due 10/01/15	154,875
	3,800,000	S	Qwest Corp., 7.500%-8.875%, due 03/15/12-06/15/23	3,807,000	0.6
	4,000,000	S	Sprint Capital Corp., 6.900%, due 05/01/19	3,640,000	1.9
	8,425,000	S	Sprint Capital Corp., 8.750%, due 03/15/32	8,087,976
	3,025,000	S	Telesat Canada / Telesat LLC, 11.000%, due 11/01/15	3,282,125	0.6
	600,000	S	Telesat Canada / Telesat LLC, 12.500%, due 11/01/17	675,000
	1,925,650	±, I	Tribune Co., 5.250%, due 06/04/14	1,157,797	0.2
	500,000	#, S	tw telecom holdings inc, 8.000%, due 03/01/18	512,500	0.1
	4,200,000	#, S	Wind Acquisition Finance S.A., 11.750%, due 07/15/17	4,326,000	0.9
	1,200,000	#, S	Wind Acquisition Finance S.A., 12.000%, due 12/01/15	1,248,000
	5,565,000	S	Windstream Corp., 8.625%, due 08/01/16	5,634,563	1.0
	400,000	S	Windstream Corp., 7.875%, due 11/01/17	392,500
			Other Securities(a)	12,283,675	1.9
				71,822,044	11.4

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets

		Utilities: 6.3%
$3,825,000	S	AES Corp., 7.750%-8.000%, due 03/01/14-06/01/20	$3,891,875	0.6
250,000	#, S	Energy Future Holdings Corp., 10.000%, due 01/15/20	250,000	0.0
3,125,000	#, S	Intergen NV, 9.000%, due 06/30/17	3,125,000	0.5
1,935,000	#, S	Ipalco Enterprises, Inc., 7.250%, due 04/01/16	1,988,213	0.3
50,000	S	Ipalco Enterprises, Inc., 8.625%, due 11/14/11	52,250
5,075,000	S	NRG Energy, Inc., 7.375%, due 01/15/17	5,036,938	1.6
4,900,000	S	NRG Energy, Inc., 7.250%-8.500%, due 02/01/14-06/15/19	4,948,813
4,000,000	S	NV Energy, Inc., 6.750%, due 08/15/17	4,049,636	0.6
2,782,955	#, S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,796,869	0.5
4,561,599		Texas Competitive Electric Holdings Co., LLC, 3.527%, due 10/10/14	3,366,614	1.6
7,080,155		Texas Competitive Electric Holdings Co., LLC, 3.850%, due 10/10/14	5,251,485
1,888,125	&, S, L	Texas Competitive Electric Holdings Co., LLC, 3.850%-10.500%, due 01/10/14-11/01/16	1,346,704
		Other Securities	3,626,582	0.6
			39,730,979	6.3
		Total Corporate Bonds/Notes (Cost $530,408,268)	560,057,236	88.9

ASSET-BACKED SECURITIES: 0.5%
		Home Equity Asset-Backed Securities: 0.1%
		Other Securities	573,207	0.1

		Other Asset-Backed Securities: 0.4%
715,903	#, S	Structured Asset Securities Corp., 0.497%, due 05/25/37	596,761	0.2
1,917,584	S	Structured Asset Securities Corp., 0.647%, due 06/25/35	771,614
		Other Securities	1,213,281	0.2
			2,581,656	0.4
		Total Asset-Backed Securities (Cost $3,799,854)	3,154,863	0.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.3%
4,500,000	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.735%, due 10/25/35	4,239,011	0.7
74,500	S	Bear Stearns Adjustable Rate Mortgage Trust, 5.370%, due 05/25/47	53,954
		Other Securities	16,784,900	2.6

		Total Collateralized Mortgage Obligations (Cost $22,221,503)	21,077,865	3.3

MUNICIPAL BONDS: 0.0%
		Puerto Rico: 0.0%
		Other Securities	89,728	0.0
		Total Municipal Bonds (Cost $220,044)	89,728	0.0

Shares			Value	Percent of Net Assets

COMMON STOCK: 0.4%
		Consumer Discretionary: 0.3%
		Other Securities	$2,178,540	0.3

		Consumer Staples: 0.0%
		Other Securities	659	0.0

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Energy: 0.1%
		Other Securities	$357,263	0.1
		Total Common Stock (Cost $2,912,599)	2,536,462	0.4

PREFERRED STOCK: 0.7%
		Financials: 0.7%
900	#, P, S	ABN AMRO North America Capital Funding Trust I	601,594	0.1
3,800	S	Wells Fargo & Co.	3,537,800	0.6
		Total Preferred Stock (Cost $3,368,035)	4,139,394	0.7

WARRANTS: 0.0%
		Energy: 0.0%
		Other Securities	85,956	0.0
		Total Warrants (Cost $ 64,467)	85,956	0.0

		Total Long-Term Investments (Cost $ 562,994,770)	591,141,504	93.8

Principal Amount			Value	Percent of Net Assets

SHORT-TERM INVESTMENTS: 6.5%
		Commercial Paper: 0.1%
$550,135	±, I	Tribune Co., 5.000%, due 05/30/09	$333,290	0.1
		Total Commercial Paper (Cost $ 546,737)	333,290	0.1

		U.S. Government Agency Obligations: 4.7%
14,700,000	S, Z	Fannie Mae, 0.140%, due 10/01/10	14,694,737	2.7
2,700,000	S, L, Z	Fannie Mae, 0.080%-0.110%, due 08/11/10-09/20/10	2,699,632
8,900,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 08/18/10	8,898,964	1.9
2,900,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%-0.140%, due 08/09/10-10/19/10	2,898,976
		Other Securities	399,942	0.1
		Total U.S. Government Agency Obligations (Cost $ 29,586,643)	29,592,251	4.7

		U.S. Treasury Bills: 1.0%
3,400,000	S, L	0.040%, due 07/15/10	3,399,937	1.0
2,874,000	S	0.030%-0.140%, due 07/08/10-09/02/10	2,873,767
		Total U.S. Treasury Bills (Cost $ 6,273,632)	6,273,704	1.0

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Securities Lending Collateralcc: 0.7%
3,481,150		BNY Mellon Overnight Government Fund(1)	$3,481,150	0.6
1,169,840	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	935,872	0.1
		Total Securities Lending Collateral (Cost $ 4,650,990)	4,417,022	0.7

		Total Short-Term Investments (Cost $ 41,058,002)	40,616,267	6.5

		Total Investments in Securities (Cost $ 604,052,772)*	$631,757,771	100.3
		Other Assets and Liabilities - Net	(1,825,717)	(0.3)

		Net Assets	$629,932,054	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

&	Payment-in-kind
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro
GBP	British Pound
(a)	The grouping contains securities in default.
*	Cost for federal income tax purposes is $605,526,297.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$49,444,203
Gross Unrealized Depreciation	(23,212,729)

Net Unrealized Appreciation	$26,231,474

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$2,536,462	$—	$—	$2,536,462
Preferred Stock	3,537,800	601,594	—	4,139,394
Warrants	—	85,956	—	85,956
Corporate Bonds/Notes	—	559,478,147	579,089	560,057,236
Asset-Backed Securities	—	3,154,863	—	3,154,863
Collateralized Mortgage Obligations	—	20,975,589	102,276	21,077,865
Municipal Bonds	—	89,728	—	89,728
Short-Term Investments	3,481,150	36,199,245	935,872	40,616,267

Total Investments, at value	$9,555,412	$620,585,122	$1,617,237	$631,757,771

Other Financial Instruments+:
Forward foreign currency contracts	—	978,440	—	978,440
Swaps, at value	—	659,885	—	659,885

Total Assets	$9,555,412	$622,223,447	$1,617,237	$633,396,096

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(177,156)	$—	$(177,156)
Swaps, at value	—	(2,824,985)	—	(2,824,985)

Total Liabilities	$—	$(3,002,141)	$—	$(3,002,141)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$747,409	$—	$(208,339)	$—	$2,083	$37,936	$—	$—	$579,089
Collateralized Mortgage Obligations	107,811	—	(7,925)	290	3,813	(1,713)	—	—	102,276
Short-Term Investments	935,872	—	—	—	—	—	—	—	935,872

Total Investments, at value	$1,791,092	$—	$(216,264)	$290	$5,896	$36,223	$—	$—	$1,617,237

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(136,937).

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazilian Real
BRL	2,779,595	BUY	8/3/10	$1,533,316	$1,528,673	$(4,643)
Chinese Yuan
CNY	1,141,736	BUY	11/17/10	172,000	168,963	(3,037)
Chinese Yuan
CNY	4,537,314	BUY	11/17/10	684,000	671,466	(12,534)
Chinese Yuan
CNY	4,457,376	BUY	11/17/10	672,000	659,637	(12,363)
Chinese Yuan
CNY	2,303,064	BUY	11/17/10	348,000	340,825	(7,175)
Chinese Yuan
CNY	2,302,368	BUY	11/17/10	348,000	340,722	(7,278)
Chinese Yuan
CNY	3,699,462	BUY	11/17/10	559,000	547,475	(11,525)
Chinese Yuan
CNY	2,408,733	BUY	11/17/10	363,967	356,463	(7,504)
Chinese Yuan
CNY	1,644,116	BUY	11/23/10	248,000	243,371	(4,629)
Chinese Yuan
CNY	1,155,186	BUY	11/23/10	174,000	170,997	(3,003)

						$(73,691)

EU Euro
EUR	8,301,000	SELL	7/26/10	$11,124,461	$10,152,191	$972,270
EU Euro
EUR	622,000	SELL	7/26/10	762,472	760,711	1,761
EU Euro
EUR	389,000	SELL	8/24/10	480,236	475,827	4,409
British Pound
GBP	7,007,000	SELL	9/23/10	10,366,436	10,468,704	(102,268)
Japanese Yen
JPY	3,155,000	SELL	7/14/10	34,495	35,692	(1,197)

						$874,975

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on June 30, 2010:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Counterparty		Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date		Notional Amount(3)	Market Value(4)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International		ABX.HE.AAA.07-1	Sell	0.090	08/25/37	USD	1,979,819	$(1,142,639)	$(1,385,874)	$243,235
Merrill Lynch International		CDX.NA.HY.9 Index (25-35% Tranche)	Sell	4.530	12/20/10	USD	7,600,000	161,543	—	161,543
Merrill Lynch International	I	CDX.NA.HY.9 Index (35-100% Tranche)	Sell	1.550	12/20/10	USD	866,439	2,194	—	2,194
Deutsche Bank AG		CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD	1,543,198	22,695	—	22,695

								$(956,207)	$(1,385,874)	$429,667

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/10 (%)(2)		Notional Amount(3)	Market Value(4)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	AES Corp. 7.250%, 03/01/14	Sell	5.000	03/20/14	5.06	USD	2,000,000	$(3,699)	$(188,750)	$185,051
Citibank N.A., New York	Aramark Services 8.500%, 02/01/15	Sell	5.000	03/20/14	5.64	USD	100,000	(2,066)	(2,718)	652
Citibank N.A., New York	Community Health Systems 8.875%, 07/15/15	Sell	5.000	09/20/14	5.33	USD	100,000	(1,187)	(9,000)	7,813
Goldman Sachs International	Community Health Systems 8.875%, 07/15/15	Sell	5.000	03/20/14	5.03	USD	2,300,000	(2,499)	(209,875)	207,376
Citibank N.A., New York	Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	5.000	03/20/14	11.67	USD	150,000	(28,059)	(27,000)	(1,059)
Citibank N.A., New York	Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	5.000	09/20/14	12.03	USD	300,000	(63,505)	(42,000)	(21,505)
Credit Suisse International	El Paso Corp. 6.875%, 06/15/14	Sell	5.000	12/20/14	3.50	USD	2,500,000	149,575	(75,000)	224,575
Goldman Sachs International	El Paso Corp. 6.875%, 06/15/14	Sell	5.000	09/20/14	3.34	USD	2,000,000	126,977	(190,000)	316,977
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.830	09/20/10	0.66	USD	2,100,000	801	—	801
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	4.19	USD	340,000	$4,423	$(52,700)	$57,123
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	4.19	USD	1,400,000	18,213	(203,000)	221,213
Goldman Sachs International	NRG Energy Inc. 7.250%, 02/01/14	Sell	4.200	09/20/13	3.54	USD	225,000	4,471	—	4,471
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	1.580	09/20/10	0.96	USD	1,000,000	1,402	—	1,402
Goldman Sachs International	RRI Energy 7.625%, 06/15/14	Sell	5.000	09/20/14	6.54	USD	3,300,000	(176,393)	(610,500)	434,107
Morgan Stanley Capital Services Inc.	RRI Energy Inc. 6.750%, 12/14/12	Sell	5.000	12/20/14	5.16	USD	300,000	(1,751)	(30,000)	28,249
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/11	4.52	USD	2,550,000	14,568	(184,875)	199,443
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	5.75	USD	1,000,000	(22,442)	(110,000)	87,558
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/14	5.94	USD	2,500,000	(81,911)	(306,250)	224,339
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/10	3.01	USD	100,000	451	(8,000)	8,451
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	06/20/13	5.48	USD	550,000	(6,877)	(70,125)	63,248
Goldman Sachs International	SLM Corp. 5.125%, 08/27/12	Sell	7.600	03/20/12	5.04	USD	250,000	10,433	—	10,433
Citibank N.A., New York	Sungard Data Systems Inc. 9.125%, 08/15/13	Sell	5.000	03/20/14	5.88	USD	800,000	(22,464)	(52,216)	29,752

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/10 (%)(2)		Notional Amount(3)	Market Value(4)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	United Mexican States 7.500%, 04/08/33	Sell	1.070	09/20/10	0.61	USD	2,100,000	2,180	—	2,180
Deutsche Bank AG	United Mexican States 7.500%, 04/08/33	Sell	1.550	09/20/10	0.61	USD	2,000,000	4,256	—	4,256

								$(75,103)	$(2,372,009)	$2,296,906

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)

The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2010:

	Termination Date		Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Goldman Sachs Capital Markets L.P.	01/02/12	BRL	4,900,000	$(106,692)	$(35,467)	$(71,225)
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,800,000	135,703	10,975	124,728
Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	51,700,000	(1,162,801)	(152,659)	(1,010,142)

				(1,133,790)	(177,151)	(956,639)

ING PIMCO High Yield Portfolio Written Options Open on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Value
Put OTC Swaption	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	1,000,000	$10,774	$—
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	6.000%	08/31/10	USD	4,000,000	31,200	—

								$41,974	$—

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$978,440
Credit contracts	Swaps, at value	524,182
Interest rate contracts	Swaps, at value	135,703

Total Asset Derivatives		$1,638,325

Liability Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$177,156
Credit contracts	Swaps, at value	1,555,492
Interest rate contracts	Swaps, at value	1,269,493

Total Liability Derivatives		$3,002,141

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign currency related transactions*	Swaps	Written options	Total
Credit contracts	$—	(471,085)	$—	$(471,085)
Foreign exchange contracts	2,885,078	—	—	2,885,078
Interest rate contracts	—	(348,163)	910,133	561,970

Total	$2,885,078	$(819,248)	$910,133	$2,975,963

Derivatives not accounted for as hedging instruments under FASB ASC 815	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign currency related transactions*	Swaps	Written options	Total
Credit contracts	$—	$515,020	$—	$515,020
Foreign exchange contracts	244,243	—	—	244,243
Interest rate contracts	—	764,490	55,978	820,468

Total	$244,243	$1,279,510	$55,978	$1,579,731

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING PIONEER EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	15.7%
Consumer Staples	14.8%
Utilities	14.5%
Industrials	12.5%
Materials	9.1%
Consumer Discretionary	8.5%

Health Care	7.8%
Energy	6.9%
Information Technology	4.7%
Telecommunication Services	3.7%
Other Assets and Liabilities – Net*	1.8%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 95.9%
		Consumer Discretionary: 8.5%
108,924	@	Cedar Fair LP	$1,341,944	1.1
39,302		Genuine Parts Co.	1,550,464	1.3
121,107		Johnson Controls, Inc.	3,254,145	2.7
56,547		Lowe’s Cos., Inc.	1,154,690	1.0
28,177		VF Corp.	2,005,639	1.7
		Other Securities	866,811	0.7
			10,173,693	8.5

		Consumer Staples: 14.8%
26,971		Clorox Co.	1,676,517	1.4
33,249		Colgate-Palmolive Co.	2,618,691	2.2
46,026		General Mills, Inc.	1,634,844	1.4
51,597		Hershey Co.	2,473,044	2.1
58,929		HJ Heinz Co.	2,546,911	2.1
21,626		JM Smucker Co.	1,302,318	1.1
34,849		Kellogg Co.	1,752,905	1.5
21,318		Procter & Gamble Co.	1,278,654	1.1
40,295		Sysco Corp.	1,151,228	0.9
		Other Securities	1,161,870	1.0
			17,596,982	14.8

		Energy: 6.9%
19,907		Chevron Corp.	1,350,889	1.2
29,677		ConocoPhillips	1,456,844	1.2
76,675		Marathon Oil Corp.	2,383,826	2.0
72,801		Spectra Energy Corp.	1,461,116	1.2
		Other Securities	1,557,870	1.3
			8,210,545	6.9

		Financials: 13.4%
33,398		Aflac, Inc.	1,425,093	1.2
58,878		Chubb Corp.	2,944,489	2.5
65,775		SunTrust Bank	1,532,558	1.3
33,311		T. Rowe Price Group, Inc.	1,478,675	1.2
27,902		Travelers Cos., Inc.	1,374,174	1.2

See Accompanying Notes to Financial Statements

ING PIONEER EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

	Financials: (continued)
106,224	US Bancorp.	$2,374,106	2.0
	Other Securities	4,816,033	4.0
		15,945,128	13.4

	Health Care: 7.8%
43,402	Abbott Laboratories	2,030,346	1.7
45,583	Baxter International, Inc.	1,852,493	1.6
73,371	Bristol-Myers Squibb Co.	1,829,873	1.5
39,900	Eli Lilly & Co.	1,336,650	1.1
56,796	Merck & Co., Inc.	1,986,156	1.7
	Other Securities	286,626	0.2
		9,322,144	7.8

	Industrials: 12.5%
74,098	Emerson Electric Co.	3,237,342	2.7
34,870	Illinois Tool Works, Inc.	1,439,434	1.2
75,317	Paccar, Inc.	3,002,889	2.6
21,668	United Technologies Corp.	1,406,470	1.2
	Other Securities	5,734,093	4.8
		14,820,228	12.5

	Information Technology: 4.7%
57,416	Analog Devices, Inc.	1,599,610	1.3
63,011	Intel Corp.	1,225,564	1.0
71,390	Microchip Technology, Inc.	1,980,359	1.7
	Other Securities	825,240	0.7
		5,630,773	4.7

	Materials: 9.1%
38,310	Compass Minerals International, Inc.	2,692,427	2.3
49,103	EI Du Pont de Nemours & Co.	1,698,473	1.4
123,362	Valspar Corp.	3,715,660	3.1
	Other Securities	2,663,325	2.3
		10,769,885	9.1

	Telecommunication Services: 3.7%
62,748	CenturyTel, Inc.	2,090,136	1.7
46,813	Verizon Communications, Inc.	1,311,700	1.1
	Other Securities	1,049,846	0.9
		4,451,682	3.7

	Utilities: 14.5%
55,252	AGL Resources, Inc.	1,979,127	1.7
71,255	Duke Energy Corp.	1,140,080	1.0
62,697	EQT Corp.	2,265,870	1.9
75,869	NSTAR	2,655,415	2.2
40,897	Public Service Enterprise Group, Inc.	1,281,303	1.1
95,439	Questar Corp.	4,341,520	3.6
47,907	Southern Co.	1,594,345	1.3

See Accompanying Notes to Financial Statements

ING PIONEER EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

	Utilities: (continued)
	Other Securities	$1,980,584	1.7
		17,238,244	14.5
	Total Common Stock (Cost $ 118,423,994)	114,159,304	95.9

REAL ESTATE INVESTMENT TRUSTS: 2.3%
	Financials: 2.3%
36,672	Nationwide Health Properties, Inc.	1,311,757	1.1
	Other Securities	1,485,024	1.2
	Total Real Estate Investment Trusts (Cost $ 2,048,197)	2,796,781	2.3

	Total Long-Term Investments (Cost $ 120,472,191)	116,956,085	98.2

SHORT-TERM INVESTMENTS: 1.7%
	Affiliated Mutual Fund: 1.7%
1,952,247	ING Institutional Prime Money Market Fund - Class I	1,952,247	1.7
	Total Short-Term Investments (Cost $ 1,952,247)	1,952,247	1.7

	Total Investments in Securities (Cost $ 122,424,438)*	$118,908,332	99.9
	Other Assets and Liabilities - Net	176,467	0.1

	Net Assets	$119,084,799	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
*	Cost for federal income tax purposes is $122,842,020.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,844,640
Gross Unrealized Depreciation	(11,778,328)

Net Unrealized Depreciation	$(3,933,688)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$114,159,304	$—	$—	$114,159,304
Real Estate Investment Trusts	2,796,781	—	—	2,796,781
Short-Term Investments	1,952,247	—	—	1,952,247

Total Investments, at value	$118,908,332	$—	$—	$118,908,332

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING PIONEER FUND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Industrials	15.8%
Information Technology	14.3%
Consumer Staples	13.5%
Financials	12.3%
Consumer Discretionary	12.1%
Health Care	11.3%

Energy	10.2%
Materials	6.6%
Telecommunication Services	1.5%
Utilities	1.4%
Other Assets and Liabilities – Net*	1.0%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 99.0%
		Consumer Discretionary: 12.1%
17,435		Coach, Inc.	$637,249	0.9
64,970	@	Ford Motor Co.	654,898	0.9
23,724		John Wiley & Sons, Inc.	917,407	1.3
52,146		Johnson Controls, Inc.	1,401,163	1.9
29,234		Lowe’s Cos., Inc.	596,958	0.8
27,641		McGraw-Hill Cos., Inc.	777,818	1.1
75,450		Reed Elsevier NV	835,251	1.1
29,059		Target Corp.	1,428,831	1.9
		Other Securities	1,651,972	2.2
			8,901,547	12.1

		Consumer Staples: 13.5%
17,524		Colgate-Palmolive Co.	1,380,190	1.9
23,078		General Mills, Inc.	819,731	1.1
24,612		Hershey Co.	1,179,653	1.6
19,346		HJ Heinz Co.	836,134	1.1
27,707		Kraft Foods, Inc.	775,796	1.1
12,572		PepsiCo, Inc.	766,263	1.0
23,389		Sysco Corp.	668,224	0.9
37,655		Walgreen Co.	1,005,389	1.4
		Other Securities	2,534,587	3.4
			9,965,967	13.5

		Energy: 10.2%
14,457		Apache Corp.	1,217,135	1.7
28,651		Chevron Corp.	1,944,257	2.6
16,290		ConocoPhillips	799,676	1.1
13,046		ExxonMobil Corp.	744,535	1.0
11,504		Schlumberger Ltd.	636,631	0.9
		Other Securities	2,143,688	2.9
			7,485,922	10.2

		Financials: 12.3%
28,530		Bank of New York Mellon Corp.	704,406	0.9
31,253		Chubb Corp.	1,562,963	2.1
9,771		Franklin Resources, Inc.	842,162	1.1

See Accompanying Notes to Financial Statements

ING PIONEER FUND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Financials: (continued)
12,123		Northern Trust Corp.	$566,144	0.8
19,877		T. Rowe Price Group, Inc.	882,340	1.2
25,302		US Bancorp.	565,500	0.8
		Other Securities	3,960,797	5.4
			9,084,312	12.3

		Health Care: 11.3%
21,031		Abbott Laboratories	983,830	1.3
20,565		Becton Dickinson & Co.	1,390,605	1.9
12,533		CR Bard, Inc.	971,683	1.3
19,473	@	St. Jude Medical, Inc.	702,781	0.9
17,958		Teva Pharmaceutical Industries Ltd. ADR	933,636	1.3
		Other Securities	3,380,870	4.6
			8,363,405	11.3

		Industrials: 15.8%
9,216		3M Co.	727,972	1.0
17,768		Canadian National Railway Co.	1,019,528	1.4
10,450		Caterpillar, Inc.	627,732	0.9
17,726		Deere & Co.	986,984	1.3
14,132		Emerson Electric Co.	617,427	0.8
13,771		General Dynamics Corp.	806,430	1.1
38,301		Norfolk Southern Corp.	2,031,868	2.8
39,700		Paccar, Inc.	1,582,838	2.1
12,755		United Technologies Corp.	827,927	1.1
		Other Securities	2,410,870	3.3
			11,639,576	15.8

		Information Technology: 14.3%
21,940		Analog Devices, Inc.	611,248	0.8
14,343		Automatic Data Processing, Inc.	577,449	0.8
24,101		Canon, Inc. ADR	899,208	1.2
13,488	@	Citrix Systems, Inc.	569,598	0.8
34,798		Hewlett-Packard Co.	1,506,057	2.0
36,847		Intel Corp.	716,674	1.0
29,856		Texas Instruments, Inc.	695,048	0.9
		Other Securities	5,006,865	6.8
			10,582,147	14.3

		Materials: 6.6%
32,643		Rio Tinto PLC	1,433,496	2.0
		Other Securities	3,409,177	4.6
			4,842,673	6.6

		Telecommunication Services: 1.5%
29,217		AT&T, Inc.	706,759	1.0
		Other Securities	399,033	0.5
			1,105,792	1.5

		Utilities: 1.4%
		Other Securities	1,037,848	1.4
		Total Common Stock (Cost $ 76,436,339)	73,009,189	99.0

See Accompanying Notes to Financial Statements

ING PIONEER FUND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

SHORT-TERM INVESTMENTS: 0.5%
	Affiliated Mutual Fund: 0.5%
345,000	ING Institutional Prime Money Market Fund - Class I	$345,000	0.5
	Total Short-Term Investments (Cost $ 345,000)	345,000	0.5

	Total Investments in Securities (Cost $ 76,781,339)*	$73,354,189	99.5
	Other Assets and Liabilities - Net	370,445	0.5

	Net Assets	$73,724,634	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $77,221,595.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,527,865
Gross Unrealized Depreciation	(9,395,271)

Net Unrealized Depreciation	$(3,867,406)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$8,066,296	$835,251	$—	$8,901,547
Consumer Staples	9,965,967	—	—	9,965,967
Energy	7,485,922	—	—	7,485,922
Financials	9,084,312	—	—	9,084,312
Health Care	8,363,405	—	—	8,363,405
Industrials	11,639,576	—	—	11,639,576
Information Technology	10,582,147	—	—	10,582,147
Materials	3,409,177	1,433,496	—	4,842,673
Telecommunication Services	1,105,792	—	—	1,105,792
Utilities	1,037,848	—	—	1,037,848

Total Common Stock	70,740,442	2,268,747	—	73,009,189

Short-Term Investments	345,000	—	—	345,000

Total Investments, at value	$71,085,442	$2,268,747	$—	$73,354,189

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Country Allocation

as of June 30, 2010

(as a percent of net assets)

United States	35.6%
United Kingdom	11.4%
France	7.0%
Switzerland	6.9%
Germany	5.5%
Ireland	5.1%
South Korea	3.6%
Netherlands	3.5%

Bermuda	3.1%
Japan	2.9%
Singapore	2.8%
Italy	2.1%
Countries between 1.1% – 1.4%(1)	3.8%
Countries less than 1.1%(2)	4.6%
Other Assets and Liabilities – Net*	2.1%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral and U.S. government agency obligation.
(1)	Includes three countries, which each represents 1.1% – 1.4% of net assets.
(2)	Includes nine countries, which each represents less than 1.1% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 97.9%
		Australia: 0.2%
		Other Securities	$924,273	0.2

		Austria: 0.5%
		Other Securities	2,623,608	0.5

		Bermuda: 3.1%
212,830		Tyco Electronics Ltd.	5,401,625	1.1
211,550		Tyco International Ltd.	7,452,907	1.4
		Other Securities	2,972,181	0.6
			15,826,713	3.1

		Brazil: 0.8%
		Other Securities	4,222,501	0.8

		China: 0.2%
		Other Securities	1,198,000	0.2

		France: 7.0%
290,480		France Telecom S.A.	5,038,363	1.0
159,530		Sanofi-Aventis	9,608,083	1.9
165,330		Total S.A.	7,380,151	1.4
292,500		Vivendi	5,944,224	1.1
		Other Securities	8,164,670	1.6
			36,135,491	7.0

		Germany: 5.5%
92,210		Bayerische Motoren Werke AG	4,479,254	0.9
109,820	L	SAP AG	4,883,402	0.9
106,400		Siemens AG	9,516,408	1.8
		Other Securities	9,690,277	1.9
			28,569,341	5.5

		Hong Kong: 1.1%
		Other Securities	5,883,620	1.1

See Accompanying Notes to Financial Statements

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

	India: 0.5%
	Other Securities	$2,762,542	0.5

	Ireland: 5.1%
397,820	Accenture PLC	15,375,743	3.0
196,080	Covidien PLC	7,878,494	1.5
	Other Securities	3,276,107	0.6
		26,530,344	5.1

	Italy: 2.1%
259,567	ENI S.p.A.	4,764,640	0.9
	Other Securities	5,848,567	1.2
		10,613,207	2.1

	Japan: 2.9%
132,900	Toyota Motor Corp.	4,566,265	0.9
	Other Securities	10,607,221	2.0
		15,173,486	2.9

	Netherlands: 3.5%
186,230	Koninklijke Philips Electronics NV	5,561,225	1.1
289,237	Royal Dutch Shell PLC - Class B	6,991,055	1.3
	Other Securities	5,623,768	1.1
		18,176,048	3.5

	Norway: 0.5%
	Other Securities	2,281,918	0.5

	Russia: 0.4%
	Other Securities	2,136,816	0.4

	Singapore: 2.8%
3,607,000	Singapore Telecommunications Ltd.	7,798,023	1.5
	Other Securities	6,425,397	1.3
		14,223,420	2.8

	South Korea: 3.6%
62,683	Hyundai Motor Co.	7,334,459	1.4
12,787	Samsung Electronics Co., Ltd.	8,020,188	1.6
	Other Securities	3,287,248	0.6
		18,641,895	3.6

	Spain: 1.4%
233,371	Telefonica S.A.	4,323,135	0.9
	Other Securities	2,750,717	0.5
		7,073,852	1.4

	Sweden: 1.3%
	Other Securities	6,498,853	1.3

	Switzerland: 6.9%
159,580	Nestle S.A.	7,694,761	1.5
164,940	Novartis AG	7,993,508	1.6
38,430	Roche Holding AG - Genusschein	5,289,571	1.0

See Accompanying Notes to Financial Statements

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Switzerland: (continued)
		Other Securities	$14,375,511	2.8
			35,353,351	6.9

		Taiwan: 1.0%
548,998		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,358,220	1.0

		Turkey: 0.5%
		Other Securities	2,497,352	0.5

		United Kingdom: 11.4%
1,091,710		Aviva PLC	5,073,378	1.0
1,013,150		BP PLC	4,850,112	0.9
607,500		Compass Group PLC	4,621,542	0.9
478,880		GlaxoSmithKline PLC	8,131,788	1.6
543,119		HSBC Holdings PLC	4,979,498	1.0
1,458,820		Kingfisher PLC	4,569,842	0.9
455,150		Pearson PLC	5,986,024	1.2
4,003,597		Vodafone Group PLC	8,249,372	1.6
		Other Securities	12,111,056	2.3
			58,572,612	11.4

		United States: 35.6%
119,120		American Express Co.	4,729,064	0.9
257,880	@	Amgen, Inc.	13,564,488	2.6
313,130	@	Cisco Systems, Inc.	6,672,800	1.3
482,830		Comcast Corp. - Class A	8,386,757	1.7
35,270		Comcast Corp. - Special Class A	579,486
357,610		General Electric Co.	5,156,736	1.0
191,680		Halliburton Co.	4,705,744	0.9
190,820		Merck & Co., Inc.	6,672,975	1.3
503,450		Microsoft Corp.	11,584,385	2.3
728,150		News Corp. - Class A	8,708,674	1.7
646,780		Oracle Corp.	13,879,902	2.7
585,310		Pfizer, Inc.	8,346,521	1.6
308,350		Progressive Corp.	5,772,312	1.1
117,220		Quest Diagnostics	5,834,039	1.1
170,703		Time Warner, Inc.	4,935,024	1.0
132,580		United Parcel Service, Inc. - Class B	7,542,476	1.5
213,810		Viacom - Class B	6,707,220	1.3
153,680		Walt Disney Co.	4,840,920	0.9
		Other Securities	55,249,795	10.7
			183,869,318	35.6
		Total Common Stock (Cost $ 605,450,114)	505,146,781	97.9

See Accompanying Notes to Financial Statements

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets

SHORT-TERM INVESTMENTS: 4.0%
		U.S. Government Agency Obligations: 1.8%
$9,700,000	Z	Federal Home Loan Bank, 0.009%, due 07/01/10	$9,700,000	1.8
		Total U.S. Government Agency Obligations (Cost $ 9,700,000)	9,700,000	1.8

		Securities Lending Collateralcc: 2.2%
10,713,911		BNY Mellon Overnight Government Fund(1)	10,713,911	2.1
721,212	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	576,969	0.1
		Total Securities Lending Collateral (Cost $ 11,435,123)	11,290,880	2.2

		Total Short-Term Investments (Cost $ 21,135,123)	20,990,880	4.0

		Total Investments in Securities (Cost $ 626,585,237)*	$526,137,661	101.9
		Other Assets and Liabilities - Net	(10,043,726)	(1.9)

		Net Assets	$516,093,935	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $628,232,637.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$31,231,666
Gross Unrealized Depreciation	(133,326,642)

Net Unrealized Depreciation	$(102,094,976)

Industry	Percentage of Net Assets
Consumer Discretionary	18.6%
Consumer Staples	2.8
Energy	8.2
Financials	12.1
Health Care	17.4
Industrials	11.6
Information Technology	18.0
Materials	2.0
Telecommunication Services	7.2
Short-Term Investments	4.0
Other Assets and Liabilities - Net	(1.9)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$924,273	$—	$924,273
Austria	—	2,623,608	—	2,623,608
Bermuda	15,826,713	—	—	15,826,713
Brazil	4,222,501	—	—	4,222,501
China	1,198,000	—	—	1,198,000
France	—	36,135,491	—	36,135,491
Germany	2,731,887	25,837,454	—	28,569,341
Hong Kong	—	5,883,620	—	5,883,620
India	2,762,542	—	—	2,762,542
Ireland	23,254,237	3,276,107	—	26,530,344
Italy	—	10,613,207	—	10,613,207
Japan	—	15,173,486	—	15,173,486
Netherlands	—	18,176,048	—	18,176,048
Norway	—	2,281,918	—	2,281,918
Russia	2,136,816	—	—	2,136,816
Singapore	3,378,256	10,845,164	—	14,223,420
South Korea	—	18,641,895	—	18,641,895
Spain	—	7,073,852	—	7,073,852
Sweden	—	6,498,853	—	6,498,853
Switzerland	3,369,366	31,983,985	—	35,353,351
Taiwan	5,358,220	—	—	5,358,220
Turkey	2,497,352	—	—	2,497,352
United Kingdom	—	58,572,612	—	58,572,612
United States	183,869,318	—	—	183,869,318

Total Common Stock	250,605,208	254,541,573	—	505,146,781

Short-Term Investments	10,713,911	9,700,000	576,969	20,990,880

Total Investments, at value	$261,319,119	$264,241,573	$576,969	$526,137,661

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$576,969	$—	$—	$—	$—	$—	$—	$—	$576,969

Total Investments, at value	$576,969	$—	$—	$—	$—	$—	$—	$—	$576,969

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Information Technology	17.9%
Financials	15.6%
Health Care	11.6%
Consumer Staples	11.1%
Energy	10.2%
Industrials	9.8%

Consumer Discretionary	9.7%
Utilities	3.5%
Materials	3.3%
Telecommunication Services	2.8%
Other Assets and Liabilities – Net*	4.5%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 94.2%
		Consumer Discretionary: 9.7%
939,463	S	Comcast Corp. - Class A	$16,318,472	0.5
562,900		Home Depot, Inc.	15,800,603	0.5
356,256		McDonald’s Corp.	23,466,583	0.7
642,149	S	Walt Disney Co.	20,227,694	0.6
		Other Securities	237,313,616	7.4
			313,126,968	9.7

		Consumer Staples: 11.1%
688,792		Altria Group, Inc.	13,803,392	0.4
763,147		Coca-Cola Co.	38,248,928	1.2
460,347	S	CVS Caremark Corp.	13,497,374	0.4
575,000		Kraft Foods, Inc.	16,100,000	0.5
541,040		PepsiCo, Inc.	32,976,388	1.0
622,792		Philip Morris International, Inc.	28,548,785	0.9
961,627		Procter & Gamble Co.	57,678,387	1.8
688,973		Wal-Mart Stores, Inc.	33,118,932	1.0
		Other Securities	123,976,905	3.9
			357,949,091	11.1

		Energy: 10.2%
664,985		Chevron Corp.	45,125,882	1.4
492,244	S	ConocoPhillips	24,164,258	0.7
1,700,235	S	ExxonMobil Corp.	97,032,411	3.0
268,839		Occidental Petroleum Corp.	20,740,929	0.6
396,182		Schlumberger Ltd.	21,924,712	0.7
		Other Securities	122,904,058	3.8
			331,892,250	10.2

		Financials: 14.3%
396,174		American Express Co.	15,728,108	0.5
3,321,198		Bank of America Corp.	47,725,615	1.5
547,900	@	Berkshire Hathaway, Inc.	43,662,151	1.3
7,496,901	@, S	Citigroup, Inc.	28,188,348	0.9
174,203		Goldman Sachs Group, Inc.	22,867,628	0.7
1,315,371		JP Morgan Chase & Co.	48,155,732	1.5
633,493		US Bancorp.	14,158,569	0.4

See Accompanying Notes to Financial Statements

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Financials: (continued)
1,715,167		Wells Fargo & Co.	$43,908,275	1.4
		Other Securities	197,457,813	6.1
			461,852,239	14.3

		Health Care: 11.6%
514,128		Abbott Laboratories	24,050,908	0.8
324,159	@	Amgen, Inc.	17,050,763	0.5
567,418		Bristol-Myers Squibb Co.	14,151,405	0.4
911,120		Johnson & Johnson	53,810,747	1.7
365,723		Medtronic, Inc.	13,264,773	0.4
1,031,343	S	Merck & Co., Inc.	36,066,065	1.1
2,671,858		Pfizer, Inc.	38,100,695	1.2
		Other Securities	178,040,810	5.5
			374,536,166	11.6

		Industrials: 9.8%
235,662		3M Co.	18,614,941	0.6
250,482		Boeing Co.	15,717,746	0.5
3,532,500	S	General Electric Co.	50,938,650	1.5
328,676		United Parcel Service, Inc. - Class B	18,698,378	0.6
310,086		United Technologies Corp.	20,127,682	0.6
		Other Securities	194,354,799	6.0
			318,452,196	9.8

		Information Technology: 17.9%
300,169	@	Apple, Inc.	75,501,509	2.3
1,895,668	@	Cisco Systems, Inc.	40,396,685	1.3
79,995	@	Google, Inc. - Class A	35,593,775	1.1
779,284		Hewlett-Packard Co.	33,727,412	1.0
1,828,832		Intel Corp.	35,570,782	1.1
425,255	S	International Business Machines Corp.	52,510,487	1.6
2,526,202		Microsoft Corp.	58,127,903	1.8
1,294,004	S	Oracle Corp.	27,769,326	0.9
556,452		Qualcomm, Inc.	18,273,884	0.6
		Other Securities	201,515,822	6.2
			578,987,585	17.9

		Materials: 3.3%
		Other Securities	105,846,709	3.3

		Telecommunication Services: 2.8%
1,954,027		AT&T, Inc.	47,267,913	1.4
938,836		Verizon Communications, Inc.	26,306,185	0.8
		Other Securities	19,061,224	0.6
			92,635,322	2.8

		Utilities: 3.5%
		Other Securities	112,292,788	3.5
		Total Common Stock (Cost $ 3,128,845,255)	3,047,571,314	94.2

See Accompanying Notes to Financial Statements

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Financials: 1.3%
		Other Securities	$41,457,503	1.3
		Total Real Estate Investment Trusts (Cost $ 35,754,405)	41,457,503	1.3

		Total Long-Term Investments (Cost $ 3,164,599,660)	3,089,028,817	95.5

SHORT-TERM INVESTMENTS: 4.6%
		Affiliated Mutual Fund: 4.0%
129,819,000		ING Institutional Prime Money Market Fund - Class I	129,819,000	4.0
		Total Mutual Fund (Cost $ 129,819,000)	129,819,000	4.0

Principal Amount			Value	Percent of Net Assets

		Securities Lending Collateralcc: 0.6%
$16,373,657		BNY Mellon Overnight Government Fund(1)	$16,373,657	0.5
425,091	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	340,073	0.1
		Total Securities Lending Collateral (Cost $ 16,798,748)	16,713,730	0.6

		Total Short-Term Investments (Cost $ 146,617,748)	146,532,730	4.6

		Total Investments in Securities (Cost $ 3,311,217,408)*	$3,235,561,547	100.1
		Other Assets and Liabilities - Net	(1,743,477)	(0.1)

		Net Assets	$3,233,818,070	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
*	Cost for federal income tax purposes is $3,377,740,772.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$131,175,809
Gross Unrealized Depreciation	(273,355,034)

Net Unrealized Depreciation	$(142,179,225)

See Accompanying Notes to Financial Statements

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$3,047,571,314	$—	$—	$3,047,571,314
Real Estate Investment Trusts	41,457,503	—	—	41,457,503
Short-Term Investments	146,192,657	—	340,073	146,532,730

Total Investments, at value	$3,235,221,474	$—	$340,073	$3,235,561,547

Liabilities Table
Other Financial Instruments+:
Futures	(5,046,050)	—	—	(5,046,050)

Total Liabilities	$(5,046,050)	$—	$—	$(5,046,050)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$340,073	$—	$—	$—	$—	$—	$—	$—	$340,073

Total Investments, at value	$340,073	$—	$—	$—	$—	$—	$—	$—	$340,073

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING U.S. Stock Index Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	2,735	09/17/10	$140,387,550	$(4,727,352)
S&P 500®	27	09/16/10	6,929,550	(318,698)

			$147,317,100	$(5,046,050)

See Accompanying Notes to Financial Statements

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets - Unrealized depreciation*	$5,046,050

Total Liability Derivatives		$5,046,050

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Futures
Equity contracts	$(1,002,838)

Total	$(1,002,838)

Derivatives not accounted for as hedging instruments under FASB ASC 815	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Futures
Equity contracts	$(5,136,267)

Total	$(5,136,267)

See Accompanying Notes to Financial Statements

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	24.1%
Industrials	20.2%
Information Technology	19.1%
Consumer Discretionary	8.6%
Materials	7.2%

Health Care	5.5%
Energy	5.4%
Consumer Staples	5.2%
Utilities	4.7%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 98.9%
		Consumer Discretionary: 8.6%
17,891		Blyth, Inc.	$609,546	1.3
47,800	@, L	Kenneth Cole Productions, Inc.	526,278	1.2
183,900	@	Office Depot, Inc.	742,956	1.6
98,200		Wendy’s/Arby’s Group, Inc. - Class A	392,800	0.9
		Other Securities	1,652,692	3.6
			3,924,272	8.6

		Consumer Staples: 5.2%
9,888	@	American Italian Pasta Co.	522,779	1.1
18,400		WD-40 Co.	614,560	1.4
101,300	@, L	Winn-Dixie Stores, Inc.	976,532	2.1
		Other Securities	256,136	0.6
			2,370,007	5.2

		Energy: 5.4%
70,700	@	Cal Dive International, Inc.	413,595	0.9
49,000	@, L	Exterran Holdings, Inc.	1,264,690	2.8
		Other Securities	806,733	1.7
			2,485,018	5.4

		Financials: 23.0%
111,400	@, L	Asset Acceptance Capital Corp.	461,196	1.0
38,200		Associated Banc-Corp.	468,332	1.0
56,245		Brown & Brown, Inc.	1,076,529	2.4
289,600		CapitalSource, Inc.	1,378,496	3.0
54,300	@, L	Forestar Real Estate Group, Inc.	975,228	2.1
61,600		Glacier Bancorp., Inc.	903,672	2.0
33,000		New York Community Bancorp., Inc.	503,910	1.1
44,400		NewAlliance Bancshares, Inc.	497,724	1.1
49,512	L	Stewart Information Services Corp.	446,598	1.0
21,200		UMB Financial Corp.	753,872	1.7
26,800		Washington Federal, Inc.	433,624	0.9
		Other Securities	2,606,458	5.7
			10,505,639	23.0

		Health Care: 5.5%
24,200	@, L	LHC Group, Inc.	671,550	1.5

See Accompanying Notes to Financial Statements

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Health Care: (continued)
29,200	L	PerkinElmer, Inc.	$603,564	1.3
19,100	@	Zoll Medical Corp.	517,610	1.1
		Other Securities	730,596	1.6
			2,523,320	5.5

		Industrials: 20.2%
28,800		Actuant Corp.	542,304	1.2
23,100		Arkansas Best Corp.	479,325	1.1
30,400	@	Clean Harbors, Inc.	2,018,864	4.4
65,500	@	CRA International, Inc.	1,233,365	2.7
51,900	@	GrafTech International Ltd.	758,778	1.7
56,900	@, L	Herley Industries, Inc.	811,394	1.8
10,900		Illinois Tool Works, Inc.	449,952	1.0
25,900		Kennametal, Inc.	658,637	1.4
27,400		Quanex Building Products Corp.	473,746	1.0
28,571	@	Tutor Perini Corp.	470,850	1.0
		Other Securities	1,300,087	2.9
			9,197,302	20.2

		Information Technology: 19.1%
113,600	@	ATMI, Inc.	1,663,103	3.7
78,000	@	Convergys Corp.	765,180	1.7
24,900	L	Fair Isaac Corp.	542,571	1.2
129,200	@	Intermec, Inc.	1,324,300	2.9
33,200		Maxim Integrated Products	555,436	1.2
89,800		Molex, Inc.	1,387,410	3.0
72,500	@	Newport Corp.	656,850	1.4
335,900	@	Quantum Corp.	631,492	1.4
149,056		Technitrol, Inc.	471,017	1.0
		Other Securities	727,471	1.6
			8,724,830	19.1

		Materials: 7.2%
15,800	@, L	Clearwater Paper Corp.	865,208	1.9
89,700	@	Ferro Corp.	661,089	1.4
298,400	@, L	Great Basin Gold Ltd.	504,296	1.1
49,200		Olin Corp.	890,028	2.0
		Other Securities	347,072	0.8
			3,267,693	7.2

		Utilities: 4.7%
25,125		Allete, Inc.	860,280	1.9
60,497	@, L	El Paso Electric Co.	1,170,617	2.6
		Other Securities	119,105	0.2
			2,150,002	4.7
		Total Common Stock (Cost $ 50,154,388)	45,148,083	98.9

See Accompanying Notes to Financial Statements

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Financials: 1.1%
11,100		Rayonier, Inc.	$488,622	1.1
		Total Real Estate Investment Trusts (Cost $ 468,000)	488,622	1.1

		Total Long-Term Investments (Cost $ 50,622,388)	45,636,705	100.0

SHORT-TERM INVESTMENTS: 6.2%
		Securities Lending Collateralcc: 6.2%
2,504,354		BNY Mellon Overnight Government Fund(1)	2,504,354	5.5
410,481	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	328,385	0.7
				6.2
		Total Short-Term Investments (Cost $ 2,914,835)	2,832,739	6.2

		Total Investments in Securities (Cost $ 53,537,223)*	$48,469,444	106.2
		Other Assets and Liabilities - Net	(2,810,405)	(6.2)

		Net Assets	$45,659,039	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $53,901,038.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,898,086
Gross Unrealized Depreciation	(8,329,680)

Net Unrealized Depreciation	$(5,431,594)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$45,148,083	$—	$—	$45,148,083
Real Estate Investment Trusts	488,622	—	—	488,622
Short-Term Investments	2,504,354	—	328,385	2,832,739

Total Investments, at value	$48,141,059	$—	$328,385	$48,469,444

See Accompanying Notes to Financial Statements

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$328,385	$—	$—	$—	$—	$—	$—	$—	$328,385

Total Investments, at value	$328,385	$—	$—	$—	$—	$—	$—	$—	$328,385

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW ADVISORY AND SUB-ADVISORY CONTRACT

Section 15 of the Investment Company Act of 1940 Act, as amended (the “1940 Act”), mandates that, when a series of ING Investors Trust (the “Trust”) enters into a new sub-advisory agreement, the Board of Trustees (the “Board”) of the Trust, including a majority of Board members who have no direct or indirect interest in the Advisory and Sub-Advisory contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered in determining whether to approve a new sub-advisory arrangement for two of its series.

ING LargeCap Growth Portfolio (formerly, ING Wells Fargo Omega Growth Portfolio)

Approval of Sub-Advisory Contracts

ING LargeCap Growth Portfolio (formerly, ING Wells Fargo Omega Growth Portfolio) had been sub-advised by Wells Capital Management Inc. or its predecessor entities (“Wells Capital”) since May 2004. At a special telephonic meeting of the Board held on June 11, 2010, the Board, including a majority of the Independent Trustees, determined to: (1) terminate Wells Capital as sub-adviser to the Portfolio; (2) appoint ING Investment Management Co. (“ING IM”) as sub-adviser to the Portfolio; and (3) approve an interim sub-advisory agreement with ING IM that became effective on June 12, 2010 (the “Interim Agreement”), under which ING IM began serving as the sub-adviser to the Portfolio and providing day-to-day management services to the Portfolio on that date for a period of up to 150 days. At a meeting of the Board held on July 15, 2010, the Board, including a majority of the Independent Trustees, approved a new sub-advisory contract (“Sub-Advisory Contract”) with ING IM under which it would serve as Sub-Adviser to the Portfolio. The Sub-Advisory Contract is subject to shareholder approval and is expected to become effective on November 2, 2010. The Interim Agreement was put into place to bridge the period between the termination of Wells Capital and the date of a Special Meeting of Shareholders that was called for the purpose of determining whether to approve the Sub-Advisory Contract.

In determining whether to approve the Interim Agreement and the Sub-Advisory Contract with ING IM, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Interim Agreement and Sub-Advisory

Contract should be approved for the Portfolio. The materials provided to the Board to inform its consideration of whether to approve the Interim Agreement and Sub-Advisory Contract with ING IM included the following: (1) ING IM’s presentation before the Domestic Equity Funds Investment Review Committee at its June 9, 2010 meeting; (2) memoranda and related materials provided to the Board in advance of its June 11, 2010 and July 15, 2010 meetings discussing: (a) Management’s rationale for recommending that ING IM serve as Sub-Adviser to the Portfolio, (b) the performance of ING IM in managing the ING Large-Cap Growth R1000G Composite (the “ING IM Large-Cap Growth Composite”) which is composed of accounts that are managed in an investment style that mirrors its proposed management of the Portfolio (with such performance being compared against a relevant benchmark index), and (c) the capabilities of the ING IM large-cap growth research teams; (3) Fund Analysis and Comparison Tables for the Portfolio that provide information about the performance of the ING IM Large-Cap Growth Composite and the performance of the Portfolio’s proposed Selected Peer Group; (4) ING IM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including copies of the forms of the Interim Agreement and Sub-Advisory Contract with ING IM; (6) an analysis regarding the effect that the proposed Sub-Adviser addition would have on the profitability of Directed Services LLC, the adviser to the Portfolio (the “Adviser”); and (7) other information relevant to the Board’s evaluation.

In reaching its decision to engage ING IM as Sub-Adviser to the Portfolio, the Board, including a majority of the Independent Trustees, considered a number of factors, including, but not limited to, the following: (1) the Adviser’s view with respect to the reputation of ING IM as a manager to similar funds; (2) ING IM’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by ING IM under the proposed Interim Agreement and Sub-Advisory Contract; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up; (5) the fairness of the compensation under the Interim Agreement and Sub-Advisory Contract in light of the services to be provided by ING IM and the projected profitability of ING IM as the Portfolio’s Sub-Adviser; (6) the costs for the services to be provided by ING IM, including that the management fee would not change after the appointment of ING

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

IM; (7) the sub-advisory fee payable by the Adviser to ING IM and the resulting increase in the profitability of the Adviser arising out of the lower sub-advisory fee payable by the Adviser to ING IM; (8) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws; (9) the appropriateness of the selection of ING IM in light of the Portfolio’s investment objective and investor base; and (10) ING IM’s Code of Ethics, which had been previously approved by the Board, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed to serve as Sub-Adviser to the Portfolio under the Interim Agreement and the Sub-Advisory Contract with ING IM; (2) the sub-advisory fee rate payable by the Adviser to ING IM is reasonable in the context of all factors considered by the Board; and (3) ING IM maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Portfolio’s Chief Compliance Officer that ING IM’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Interim Agreement and Sub-Advisory Contract for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

Approval of Advisory Contract

At a meeting of the Board held on July 15, 2010, the Board, including a majority of the Independent Trustees, approved a new advisory contract (“Advisory Contract”) with DSL under which it would serve as Adviser to the ING Large Cap Growth Portfolio. In determining whether to approve the Advisory Contract for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the agreement should be approved. The materials provided to the Board in support of the Portfolio’s advisory contract included the following: (1) memoranda presenting Management’s rationale for requesting the approval of a new Advisory Contract with respect to the Portfolio; (2) information about the Portfolio’s investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s proposed fee structure to its comparable selected peer group (“Selected Peer Group”) and Morningstar/Lipper category medians;

(4) supporting documentation, including copies of the Advisory Contract for the Portfolio; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight of other sub-advisers managing funds in the ING Funds complex.

The Board’s consideration of whether to approve the Advisory Contract with DSL on behalf of the Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services provided by DSL to the Portfolio under the current Advisory Contract and the nature and quality of services to be provided by DSL under the new Advisory Contract; (2) DSL’s experience as a manager-of-managers overseeing sub-advisers to other funds within the ING Funds complex; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Portfolio and taking into account the sub-advisory fees payable by DSL to ING IM; (5) the fairness of DSL’s compensation under an Advisory Contract with level fees that does not include breakpoints; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Portfolio, including that: (a) the proposed net management fee (0.65%, inclusive of the 0.10% net administration fee) is below the median (0.74%) and the average (0.71%) management fee of the portfolios in the Portfolio’s SPG; (b) the proposed expense ratio for the Portfolio (0.60%) is below the median (0.82%) and average (0.80%) expense ratios of the portfolios in the Portfolio’s proposed SPG; and (c) the proposed fee structure will move from a unified fee structure to a traditional advisory fee structure under the Advisory Contract; (7) the projected profitability of DSL when sub-advisory fees payable by DSL to ING IM are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities and resources of DSL; (9) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the ING Funds complex; (10) the information that had been provided by DSL at regular Board meetings with respect to its capabilities as a manager-of-managers in overseeing similar funds; and (11) “fall-out benefits” to DSL and its affiliates that were anticipated to arise from DSL’s management of the Portfolio.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; and (3) DSL maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of its compliance programs. Based on these conclusions and other factors, the Board voted to approve the Advisory Contract for the Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Wells Fargo Small Cap Disciplined Portfolio

ING Wells Fargo Small Cap Disciplined Portfolio had been sub-advised by Wells Capital Management Inc. (“Wells Capital”) since November 2005. At its March 25, 2010 meeting, the Board approved the merger of the Portfolio with and into ING Small Company Portfolio (the “Small Company Merger”). On March 25, 2010, the Board, including a majority of the Independent Trustees, also determined to appoint ING Investment Management Co. (“ING IM”) as sub-adviser to the Portfolio and considered the approval of a new sub-advisory contract (the “Merger Sub-Advisory Agreement”) for the Portfolio. The Board approved the Merger Sub-Advisory Agreement under which ING IM would provide sub-advisory services to transition the Portfolio’s investment portfolio during the pre-merger period, provided that the Portfolio’s shareholders approve the Small Company Merger and the sub-advisory contract with ING IM.

In determining whether to approve the Merger Sub-Advisory Agreement for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Merger Sub-Advisory Agreement should be approved for the Portfolio. The materials provided to the Board in support of the Merger Sub-Advisory Agreement included the following: (1) a memorandum discussing the implementation of the transition strategy for the Portfolio in anticipation of the Small Company Merger; (2) responses to questions posed by K&L Gates, independent counsel to the Board, on behalf of the Independent Trustees; (3) supporting documentation, including a copy of the form of the

Merger Sub-Advisory Agreement; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Management and by ING IM in connection with its management of funds in the ING Funds Complex, including the Portfolio. Such information included, among other things: (1) a detailed analysis of the Portfolio’s performance, including attribution analyses, which had been provided at regular Board meetings; and (2) performance of ING Small Company Portfolio.

The Board’s consideration of whether to approve the Merger Sub-Advisory Agreement took into account several factors including, but not limited to, the following: (1) the view of the Portfolio’s investment adviser with respect to ING IM’s management of ING Small Company Portfolio; (2) the nature and quality of the services to be provided by ING IM under the Merger Sub-Advisory Agreement; (3) the personnel, operations, and investment management capabilities of ING IM; (4) the fairness of the compensation under the Merger Sub-Advisory Agreement in light of the services to be provided by ING IM; (5) the sub-advisory fee rate payable by the Adviser to ING IM; (6) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other funds in the ING Funds complex; and (7) ING IM’s Code of Ethics, which has previously been approved for the Portfolio and other ING Funds, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed as the Portfolio’s Sub-Adviser under the Merger Sub-Advisory Agreement and provide advisory services to the Portfolio during the pre-merger period; and (2) the sub-advisory fee rate payable by the Adviser to ING IM is reasonable in the context of all factors considered by the Board.

Based on these conclusions and other factors, the Board voted to approve the Merger Sub-Advisory Agreement. During this approval process, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT2AISS2	(0610-082510)

Semi-Annual Report

June 30, 2010

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

ING Investors Trust

■  ING BlackRock Inflation Protected Bond Portfolio
■  ING Goldman Sachs Commodity Strategy Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

   MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Pay now and/or later

It’s summer, and it’s hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won’t matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
July 10, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective:  Six Months Ended June 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product (“GDP”) growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at “only” 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers’ index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund (“IMF”). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another “Lehman” event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for

2

Market Perspective:  Six Months Ended June 30, 2010

the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World Indexsm	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	January 1,	June 30,	Expense	June 30,	January 1,	June 30,	Expense	June 30,
	2010	2010	Ratio	2010*	2010	2010	Ratio	2010*

ING BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,039.70	1.12%	$5.66	$1,000.00	$1,019.24	1.12%	$5.61
Class I	1,000.00	1,044.40	0.52	2.64	1,000.00	1,022.22	0.52	2.61
Class S	1,000.00	1,042.70	0.77	3.90	1,000.00	1,020.98	0.77	3.86
ING Goldman Sachs Commodity Strategy Portfolio
Class ADV	$1,000.00	$896.10	1.46%	$6.86	$1,000.00	$1,017.55	1.46%	$7.30
Class I	1,000.00	898.20	0.86	4.05	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	897.90	1.11	5.22	1,000.00	1,019.29	1.11	5.56
Class S2	1,000.00	897.80	1.26	5.93	1,000.00	1,018.55	1.26	6.31

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2010 (Unaudited)

	ING	ING
	BlackRock Inflation	Goldman Sachs
	Protected Bond	Commodity Strategy
	Portfolio	Portfolio

ASSETS:
Investments in securities at value*	$604,489,900	$54,376,337
Short-term investments in affiliates**	—	28,707,629
Short-term investments at amortized cost	—	20,999,563
Cash	83,224,603	52,337
Cash collateral for futures	979,738	—
Receivables:
Fund shares sold	416,453	1,254
Dividends and interest	3,834,590	94,928
Unrealized appreciation on forward foreign currency contracts	704,746	—
Unrealized appreciation on swap agreements	5,218,352	—
Prepaid expenses	1,301	301
Reimbursement due from manager	30,851	—

Total assets	698,900,534	104,232,349

LIABILITIES:
Payable for fund shares redeemed	302,792	63,990
Unrealized depreciation on swap agreements	3,657,505	—
Payable to affiliates	334,982	65,694
Payable for trustee fees	—	4,388
Other accrued expenses and liabilities	11,969	44,903
Payable for foreign cash collateral for futures***	848,573	—

Total liabilities	5,155,821	178,975

NET ASSETS	$693,744,713	$104,053,374

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$665,496,833	$238,762,693
Undistributed (Distributions in excess of) net investment income	(3,188,995)	1,779,792
Accumulated net realized gain (loss)	24,199,787	(130,109,430)
Net unrealized appreciation or depreciation	7,237,088	(6,379,681)

NET ASSETS	$693,744,713	$104,053,374

* Cost of investments in securities	$597,722,309	$60,698,958
** Cost of short-term investments in affiliates	$—	$28,707,629
*** Cost of foreign cash collateral for futures	$856,176	$—
Class ADV:
Net assets	$5,938,452	$182,134
Shares outstanding(1)	574,198	30,131
Net asset value and redemption price per share	$10.34	$6.04
Class I:
Net assets	$394,855,566	$103,867,602
Shares outstanding(1)	37,753,515	17,041,789
Net asset value and redemption price per share	$10.46	$6.09
Class S:
Net assets	$292,950,695	$1,821
Shares outstanding(1)	27,998,200	300
Net asset value and redemption price per share	$10.46	$6.07
Class S2:
Net assets	n/a	$1,817
Shares outstanding(1)	n/a	300
Net asset value and redemption price per share	n/a	$6.06

(1)	Unlimited shares authorized, $0.001 par value.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2010 (Unaudited)

	ING	ING
	BlackRock Inflation	Goldman Sachs
	Protected Bond	Commodity Strategy
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends from affiliates	$851	$39,081
Interest	6,897,990	162,048

Total investment income	6,898,841	201,129

EXPENSES:
Investment management fees	1,233,208	281,616
Distribution and service fees:
Class ADV	6,261	105
Class S	244,238	2
Class S2	—	4
Transfer agent fees	329	168
Administrative service fees	295,902	40,230
Shareholder reporting expense	14,565	8,575
Professional fees	34,439	10,569
Custody and accounting expense	27,290	12,825
Trustee fees	5,083	2,812
Miscellaneous expense	8,735	5,463
Interest expense	5,425	—

Total expenses	1,875,475	362,369
Net waived and reimbursed fees	(94,017)	(15,264)

Net expenses	1,781,458	347,105

Net investment income (loss)	5,117,383	(145,976)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	7,725,565	10,579,516
Foreign currency related transactions	3,943,063	—
Futures	1,549,524	(257,405)
Swaps	2,355,148	—
Written options	734,141	—

Net realized gain	16,307,441	10,322,111

Net change in unrealized appreciation or depreciation on:
Investments	5,232,808	(20,034,713)
Foreign currency related transactions	539,322	—
Futures	(2,322,144)	(215,775)
Swaps	1,792,319	—
Written options	(139,233)	—

Net change in unrealized appreciation or depreciation	5,103,072	(20,250,488)

Net realized and unrealized gain (loss)	21,410,513	(9,928,377)

Increase (decrease) in net assets resulting from operations	$26,527,896	$(10,074,353)

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING BlackRock Inflation		ING Goldman Sachs
	Protected		Commodity
	Bond Portfolio		Strategy Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009

FROM OPERATIONS:
Net investment income (loss)	$5,117,383	$5,109,516	$(145,976)	$1,801,371
Net realized gain	16,307,441	12,317,755	10,322,111	23,898,073
Net change in unrealized appreciation or depreciation	5,103,072	5,970,911	(20,250,488)	8,446,841

Increase (decrease) in net assets resulting from operations	26,527,896	23,398,182	(10,074,353)	34,146,285

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(35,962)	(14)	—	(31)
Class I	(5,356,674)	(4,141,893)	—	(4,182,017)
Class S	(2,744,804)	(1,922,123)	—	(37)
Class S2	—	—	—	(35)
Net realized gains:
Class ADV	—	(1)	—	—
Class I	—	(214,031)	—	—
Class S	—	(90,311)	—	—

Total distributions	(8,137,440)	(6,368,373)	—	(4,182,120)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	188,965,873	503,175,260	49,926,640	93,238,466
Reinvestment of distributions	8,137,440	6,368,340	—	4,182,016

	197,103,313	509,543,600	49,926,640	97,420,482
Cost of shares redeemed	(80,585,721)	(107,095,463)	(5,598,662)	(301,478,287)

Net increase (decrease) in net assets resulting from capital share transactions	116,517,592	402,448,137	44,327,978	(204,057,805)

Net increase (decrease) in net assets	134,908,048	419,477,946	34,253,625	(174,093,640)

NET ASSETS:
Beginning of period	558,836,665	139,358,719	69,799,749	243,893,389

End of period	$693,744,713	$558,836,665	$104,053,374	$69,799,749

Undistributed (distributions in excess of) net investment income at end of period	$(3,188,995)	$(168,938)	$1,779,792	$1,925,768

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income
		(loss)
		from
		investment																	Supplemental
		operations				Less distributions						Ratios to average net assets							data
	Net			Net						Net			Expenses net of
	asset			realized	Total					asset		Expenses	fee waivers		Expenses net of				Net assets,
	value,	Net		and	from	From net				value,		before	and/or		all		Net investment		end	Portfolio
	beginning	investment		unrealized	investment	investment	From net	From return of	Total	end of	Total	reductions/	recoupments,		reductions/		income		of year or	turnover
	of year or period	income (loss)		gain (loss)	operations	income	realized gains	capital	distributions	year or period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-10	10.07	0	.11•	0.29	0.40	0.13	—	—	0.13	10.34	3.97	1.30	1	.12†	1	.12†	2	.14†	5,938	192
12-31-09	9.33	0.12		0.78	0.90	0.15	0.01	—	0.16	10.07	9.58	1.33	1.18		1.18		1.21		1	305
12-31-08	10.27	0.34		(0.52)	(0.18)	0.36	0.40	—	0.76	9.33	(2.16)	1.33	1.18		1.18		3.44		1	281
04-30-07(4)–12-31-07	10.00	0	.29•	0.32	0.61	0.34	—	—	0.34	10.27	6.27	1.37	1.22		1.22		4.29		1	217
Class I
06-30-10	10.15	0.09		0.36	0.45	0.14	—	—	0.14	10.46	4.44	0.55	0	.52†	0	.52†	1	.77†	394,856	192
12-31-09	9.37	0	.17•	0.80	0.97	0.18	0.01	—	0.19	10.15	10.33	0.58	0.58		0.58		1.74		392,010	305
12-31-08	10.30	0	.45•	(0.58)	(0.13)	0.40	0.40	—	0.80	9.37	(1.60)	0.58	0.58		0.58		4.41		139,357	281
04-30-07(4)–12-31-07	10.00	0	.32•	0.34	0.66	0.36	—	—	0.36	10.30	6.82	0.62	0.62		0.62		4.74		212,036	217
Class S
06-30-10	10.16	0	.08•	0.35	0.43	0.13	—	—	0.13	10.46	4.27	0.80	0	.77†	0	.77†	1	.65†	292,951	192
12-31-09	9.42	0	.26•	0.66	0.92	0.17	0.01	—	0.18	10.16	9.73	0.83	0.83		0.83		2.60		166,825	305
12-31-08	10.33	0.36		(0.52)	(0.16)	0.35	0.40	—	0.75	9.42	(1.86)	0.83	0.83		0.83		3.56		1	281
04-30-07(4)–12-31-07	10.00	0.31		0.34	0.65	0.32	—	—	0.32	10.33	6.66	0.87	0.87		0.87		4.63		1	217

ING Goldman Sachs Commodity Strategy Portfolio
Class ADV
06-30-10	6.74	(0	.03)•	(0.67)	(0.70)	—	—	—	—	6.04	(10.39)	1.65	1.46		1.46		(1.03)		182	107
12-31-09	5.58	0	.00*	1.26	1.26	0.10	—	—	0.10	6.74	23.03	1.66	1.49		1.49		0.01		2	265
04-28-08(4)–12-31-08	10.00	0	.08•	(4.50)	(4.42)	—	—	—	—	5.58	(44.20)	1.64	1	.49†	1	.49†	1	.43†	2	243
Class I
06-30-10	6.78	(0	.01)•	(0.68)	(0.69)	—	—	—	—	6.09	(10.18)	0.90	0.86		0.86		(0.36)		103,868	107
12-31-09	5.60	0	.06•	1.26	1.32	0.14	—	—	0.14	6.78	24.03	0.91	0.89		0.89		1.06		69,794	265
04-28-08(4)–12-31-08	10.00	0	.11•	(4.51)	(4.40)	—	—	—	—	5.60	(44.00)	0.89	0	.89†	0	.89†	2	.05†	243,888	243
Class S
06-30-10	6.76	(0.02)		(0.67)	(0.69)	—	—	—	—	6.07	(10.21)	1.15	1.11		1.11		(0.56)		2	107
12-31-09	5.59	0.02		1.27	1.29	0.12	—	—	0.12	6.76	23.60	1.16	1.14		1.14		0.36		2	265
04-28-08(4)–12-31-08	10.00	0	.11•	(4.52)	(4.41)	—	—	—	—	5.59	(44.10)	1.14	1	.14†	1	.14†	1	.83†	2	243
Class S2
06-30-10	6.75	(0.02)		(0.67)	(0.69)	—	—	—	—	6.06	(10.22)	1.40	1.26		1.26		(0.72)		2	107
12-31-09	5.58	0.02		1.27	1.29	0.12	—	—	0.12	6.75	23.49	1.41	1.29		1.29		0.32		2	265
04-28-08(4)–12-31-08	10.00	0	.09•	(4.51)	(4.42)	—	—	—	—	5.58	(44.20)	1.39	1	.29†	1	.29†	1	.63†	2	243

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

*	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of fifty active separate investment series. There are two series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), and ING Goldman Sachs Commodity Strategy Portfolio (“Goldman Sachs Commodity Strategy“).

BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy are non-diversified Portfolios. BlackRock Inflation Protected Bond is authorized to offer three classes of shares Adviser (“ADV”), Institutional (“I”), and Service (“S”) and Goldman Sachs Commodity Strategy is authorized to offer four classes of shares ADV, I, S, and Service 2 (“S2”). Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Portfolio and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, transfer agency out-of-pocket expenses, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios and certain other investment management companies.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING and other non-affiliated life insurance companies.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Distributions to Shareholders. Net investment income dividends and net capital gains distributions, if any, for Goldman Sachs Commodity Strategy will be declared and paid annually. BlackRock Inflation Protected Bond distributes net investment income monthly and distributes net capital gains annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of each Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. The Portfolios’ investment objectives permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2010, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to its derivative transactions failed to perform would be $5,923,098 which represents the gross payments to be received by the Portfolio on open credit default swaps and forward foreign currency transactions were they to be unwound as of June 30, 2010.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2010, BlackRock Inflation Protected Bond had a net liability position of $3,657,505 on open credit default swaps with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2010, the Portfolio could have been required to pay this amount in cash to its counterparties. As of June 30, 2010, no collateral had been pledged or received by the Portfolio for open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the six months ended June 30, 2010, BlackRock Inflation Protected Bond has entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

During the six months ended June 30, 2010, BlackRock Inflation Protected Bond had average contract amounts on forward foreign currency contracts to buy and sell of $265,093 and $74,881,788, respectively.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolios each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolios of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolios of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

At June 30, 2010, BlackRock Inflation Protected Bond has posted U.S. Treasury Inflation Indexed Protected Securities with a par value of $590,000 with the broker as collateral for open futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2010, BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy have purchased futures contracts on various bonds and notes to increase exposure to interest rate risk. In addition, the Portfolios have sold futures contracts on various bonds and notes to decrease exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2010, the Portfolios had average market values on futures contracts purchased and sold as disclosed below:

	Purchased	Sales

BlackRock Inflation Protected Bond	$63,875,846	$161,936,571
Goldman Sachs Commodity Strategy	7,694,935	17,184,498

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2010, BlackRock Inflation Protected Bond entered into both purchased and written options to increase or decrease its exposure to interest rate risk. BlackRock Inflation Protected did not have any open written options at period end.

Please refer to Note 10 for the volume of both purchased and written option activity during the six months ended June 30, 2010.

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statements of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a

15
NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2010, BlackRock Inflation Protected Bond used interest rate swaps in order to hedge against anticipated interest rate changes and to manage the duration of the portfolio.

For the six months ended June 30, 2010, BlackRock Inflation Protected Bond had an average notional amount of $92,366,667 on interest rate swaps.

Total Return Swap Contracts. A total return swap involves the agreement between counterparties to exchange periodic payments based on an asset (such as a basket of securities) or non-asset (such as an index) reference. The periodic payments or cash flows, are usually based on the non-asset reference versus the total return or the asset-based reference. The asset-based reference generally includes unrealized appreciation or depreciation and to the extent that the total return falls short of or exceeds the non-asset reference, a Portfolio will make or receive a payment to the counterparty. Risks of total return swaps include credit, liquidity and market risks.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument, or instruments. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

For the six months ended June 30, 2010, BlackRock Inflation Protected Bond has entered into total return swaps to increase exposure to the interest rate risk of various indexes. These interest rate risk related total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of interest rate spreads of the related indexes.

For the six months ended June 30, 2010, BlackRock Inflation Protected Bond had an average notional amount of $116,586,281 on total return swaps.

Structured Products. Certain Portfolios invest in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ’structured’ by the purchaser and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the changes in the market value of these structured products as an unrealized gain or loss in the accompanying Portfolio’s Statements of Operations. A Portfolio records a realized gain or loss when a structured product is sold or matures.

Risks associated with structured products include credit risk (if the counterparty fails to meet its obligation) and risk associated with the underlying asset or reference. Since a Portfolio enters into the transaction with the borrower at par value, a Portfolio could receive more or less than it originally invested when a note matures. The prices of the notes may also be very volatile and may have limited liquidity in the market which can make it difficult for a Portfolio to value or sell at an advantageous price.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Sales Commitments. Sale commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, a Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no sales commitments outstanding at period end.

N. Securities Lending. The Portfolios have the option to temporarily loan up to 33 1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

O. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales

BlackRock Inflation Protected Bond	$85,753,649	$88,721,102
Goldman Sachs Commodity Strategy	41,045,180	28,178,949

U.S. government securities not included above were as follows:

	Purchases	Sales

BlackRock Inflation Protected Bond	$1,081,152,168	$968,174,795
Goldman Sachs Commodity Strategy	21,100,986	19,800,302

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy, have entered into an investment management agreement (“Investment Management Agreement”) with DSL.

The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, each based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

BlackRock Inflation Protected Bond	0.45% of the first $200 million; 0.40% of the next $800 million; 0.30% of the amount in excess of $1 billion

Goldman Sachs Commodity Strategy	0.70% of the first $1 billion; 0.65% of the amount in excess of $1 billion

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. These fees are not subject to recoupment. For the six months ended June 30, 2010, the Investment Adviser for BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy waived $822 and $15,241, respectively, of such management fees.

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations, and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust and DSL have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

respective Portfolios. The sub-advisers of each of the Portfolios are as follows:

Portfolio	Sub-Adviser

BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.

Goldman Sachs Commodity Strategy	Goldman Sachs Asset Management, L.P.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the portfolio manager or sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations. For the six months ended June 30, 2010, the Portfolios did not receive brokerage commission recapture.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S and Class S2 shares of the respective Portfolios. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to IID at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Goldman Sachs Commodity Strategy has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IID on behalf of the Class S2 shares of Goldman Sachs Commodity Strategy. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IID at an annual rate of 0.25% of the average daily net assets. IID has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of the Goldman Sachs Commodity Strategy, so that the actual fee paid by Goldman Sachs Commodity Strategy is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011.

Each Class ADV shares of the respective Portfolios have a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IID a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%. The expense waiver will continue through at least May 1, 2011.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements with each of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2

BlackRock Inflation Protected Bond(1)	1.23%	0.63%	0.88%	n/a
Goldman Sachs Commodity Strategy	1.55%	0.95%	1.20%	1.35%

(1)	Effective March 15, 2010, pursuant to a side agreement, the Adviser has agreed to waive a portion of the advisory fee so that the expense limits for BlackRock Inflation Protected Bond are 1.10%, 0.50% and 0.75% for Class ADV, Class I and Class S, respectively. This waiver will continue until May 1, 2011. There is no guarantee that this waiver will continue after that date. Fees waived pursuant to this side agreement shall not be eligible for recoupment.

The Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2010, the Portfolios did not have any amount of waived or reimbursed fee that would be subject to possible recoupment by the Investment Adviser.

The expense limitation agreements are contractual and shall renew automatically unless the Investment

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATION AGREEMENTS (continued)

Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Retirement Policy (“Policy”) covering independent trustees of the Portfolio who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

At June 30, 2010, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Retirement Conservative Portfolio —	BlackRock Inflation Protected Bond (17.18%)
ING Retirement Moderate Portfolio —	BlackRock Inflation Protected Bond (44.76%)
ING Solution 2015 Portfolio —	BlackRock Inflation Protected Bond (6.40%)
Goldman Sachs Commodity Strategy (21.05%)
ING Solution 2025 Portfolio —	Goldman Sachs Commodity Strategy (30.96%)
ING Solution 2035 Portfolio —	Goldman Sachs Commodity Strategy (25.62%)
ING Solution 2045 Portfolio —	Goldman Sachs Commodity Strategy (15.99%)
ING Solution Income Portfolio —	Goldman Sachs Commodity Strategy (6.31%)
ING USA Annuity and Life Insurance Co. —	BlackRock Inflation Protected Bond (28.41%)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

			Accrued
	Accrued		Shareholder
	Investment	Accrued	Service and
	Management	Administrative	Distribution
Portfolio	Fees	Fees	Fees	Total

BlackRock Inflation Protected Bond	$225,361	$54,285	$55,336	$334,982
Goldman Sachs Commodity Strategy	56,984	8,643	67	65,694

NOTE 8 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2010, the following Portfolios had expenses included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

	Accrued
Portfolio	Expenses	Amount

Goldman Sachs Commodity Strategy	Custody	$11,436
	Professional	14,276

NOTE 9 — LINE OF CREDIT

Each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with the Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the Portfolio. Each Portfolio pays a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

The following Portfolio utilized the line of credit during the six months ended June 30, 2010 as follows:

Approximate
Weighted
		Approximate	Average
		Average Daily	Interest Rate
	Days	Balance For	For Days
Portfolio	Utilized	Days Utilized	Utilized

BlackRock Inflation Protected Bond	4	$34,380,000	1.44%

NOTE 10 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased options for BlackRock Inflation Protected Bond during the six months ended June 30, 2010 were as follows:

	Number of
	Contracts	Cost

Balance at 12/31/09	853	$365,127
Options Purchased	855	194,770
Options Terminated in Closing Sell Transactions	(879)	(372,194)
Options Expired	(670)	(144,487)

Balance at 06/30/10	159	$43,216

Transactions in written swaptions for BlackRock Inflation Protected Bond during the six months ended June 30, 2010 were as follows:

	USD Notional	Premium

Balance at 12/31/09	14,000,000	$703,500
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(14,000,000)	(703,500)

Balance at 06/30/10	—	$—

Transactions in written options for BlackRock Inflation Protected Bond during the six months ended June 30, 2010 were as follows:

	Number of
	Contracts	Premium

Balance at 12/31/09	853	$210,648
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(853)	(210,648)
Options Expired	—	—

Balance at 06/30/10	—	$—

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

				Net increase
				(decrease) in
		Reinvestment	Shares	shares		Reinvestment	Shares	Net increase
	Shares sold	of distributions	redeemed	outstanding	Shares sold	of distributions	redeemed	(decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)

BlackRock Inflation Protected Bond
Class ADV
06-30-10	578,611	3,520	(8,033)	574,098	5,915,108	35,962	(82,328)	5,868,742
12-31-09	—	—	(1)	(1)	—	—	(10)	(10)
Class I
06-30-10	3,183,769	519,378	(4,585,009)	(881,862)	32,696,891	5,356,674	(47,425,994)	(9,372,429)
12-31-09	32,023,891	430,733	(8,693,985)	23,760,639	319,891,101	4,355,924	(84,812,523)	239,434,502
Class S
06-30-10	14,523,608	265,857	(3,217,726)	11,571,739	150,353,874	2,744,804	(33,077,399)	120,021,279
12-31-09	18,434,920	198,939	(2,207,499)	16,426,360	183,284,159	2,012,416	(22,282,930)	163,013,645

Goldman Sachs Commodity Strategy
Class ADV
06-30-10	29,872	—	(41)	29,831	181,371	—	(247)	181,124
12-31-09	—	—	(1)	(1)	—	—	(6)	(6)
Class I
06-30-10	7,641,634	—	(892,584)	6,749,050	49,745,269	—	(5,598,415)	44,146,854
12-31-09	15,766,067	748,125	(49,810,392)	(33,296,200)	93,238,466	4,182,016	(301,478,269)	(204,057,787)
Class S
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(1)	(1)	—	—	(6)	(6)
Class S2
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(1)	(1)	—	—	(6)	(6)

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B (“BICR — Series B”), each a series within the BNY Institutional Cash Reserves Trust (collectively, the “BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2010, and throughout the period covered by this report, the BICR Fund held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the “Capital Support Agreement”) extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the Lehman Securities held by BICR — Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Funds) and subject, in part, to the Portfolios’ continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio’s investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios. At June 30, 2010, the Portfolios did not have any outstanding securities on loan.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by a Portfolio and their corresponding risks, see each Portfolio’s most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Each Portfolio is classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolios’ share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS (continued)

corporate issuer than if it had greater exposure to that issuer.

Foreign Securities.  Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2010	2009
	Ordinary	Ordinary
	Income	Income

BlackRock Inflation Protected Bond	$8,137,440	$6,368,373
Goldman Sachs Commodity Strategy	—	4,182,120

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss	Expiration
	Income	Capital Gains	(Depreciation)	Carryforwards	Dates

BlackRock Inflation Protected Bond	$8,560,391	$1,155,293	$141,740	$—	—
Goldman Sachs Commodity Strategy	1,925,768	—	13,712,093	(121,852,152)	2016
				(18,420,675)	2017

				$(140,272,827)

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2010 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS

Dividends:  Subsequent to June 30, 2010, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

BlackRock Inflation Protected Bond
Class ADV	$0.0424	$—	$—	July 2, 2010	June 30, 2010
Class I	$0.0470	$—	$—	July 2, 2010	June 30, 2010
Class S	$0.0448	$—	$—	July 2, 2010	June 30, 2010
Class ADV	$—	$0.1271	$0.0172	July 15, 2010	July 13, 2010
Class I	$—	$0.1271	$0.0172	July 15, 2010	July 13, 2010
Class S	$—	$0.1271	$0.0172	July 15, 2010	July 13, 2010
Goldman Sachs Commodity Strategy
Class ADV	$0.1126	$—	$—	July 15, 2010	July 13, 2010
Class I	$0.1129	$—	$—	July 15, 2010	July 13, 2010
Class S	$0.1010	$—	$—	July 15, 2010	July 13, 2010
Class S2	$0.0923	$—	$—	July 15, 2010	July 13, 2010

Effective August 2, 2010, the expense limitation agreement for Goldman Sachs Commodity Strategy has been extended through May 1, 2012 and excludes the 0.10% administrative fee payable to IFS for services to the Cayman subsidiary.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

23

SUMMARY PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2010 (Unaudited)

Investment Type Allocation as of June 30, 2010
(as a percent of net assets)

U.S. Treasury Obligations	56.5%

U.S. Government Agency Obligations	22.8%

Other Bonds	6.0%

Asset-Backed Securities	0.6%

Collateralized Mortgage Obligations	0.6%

Corporate Bonds/Notes	0.6%

Positions in Purchased Options	0.0%

Other Assets and Liabilities – Net	12.9%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal				Percent of
Amount			Value	Net Assets

CORPORATE BONDS/NOTES: 0.6%

		Financials: 0.5%
$590,000	S	Bear Stearns Cos., Inc., 4.040%, due 03/10/14	$577,834	0.1

445,000	S	International Bank for Reconstruction & Development, 3.131%, due 12/10/13	445,872	0.1

800,000	S	SLM Corp., 4.356%, due 01/31/14	668,408	0.1

1,650,000	#,S	Suncorp-Metway Ltd., 0.914%, due 12/17/10	1,651,091	0.2

			3,343,205	0.5

		Telecommunication Services: 0.1%
1,105,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 3.065%, due 05/20/11	1,129,913	0.1

		Total Corporate Bonds/Notes (Cost $4,458,189)	4,473,118	0.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.8%

		Federal Home Loan Mortgage Corporation##: 7.6%
50,800,000		4.500%, due 06/01/40	52,714,525	7.6

		Federal National Mortgage Association##: 7.6%
50,900,000		4.500%, due 06/01/40	52,858,057	7.6

		Government National Mortgage Association: 7.6%
50,516,744		4.500%, due 03/15/39	52,753,689	7.6

		Total U.S. Government Agency Obligations (Cost $157,092,460)	158,326,271	22.8

U.S. TREASURY OBLIGATIONS: 56.5%

		U.S. Treasury Notes: 4.0%
27,500,000		2.125%, due 05/31/15	27,977,015	4.0

See Accompanying Notes to Financial Statements

24

SUMMARY PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

		Treasury Inflation Indexed Protected Securitiesip: 52.5%
$28,650,310		0.500%, due 04/15/15	$29,027,062	52.5
3,723,462		0.625%, due 04/15/13	3,803,457
3,383,977	S	1.250%, due 04/15/14	3,537,048
14,063,882	S	1.375%, due 07/15/18	14,595,679
438,545		1.375%, due 01/15/20	449,749
13,399,152	S	1.625%, due 01/15/18	14,140,286
16,841,556	S	1.750%, due 01/15/28	17,125,757
20,954,664	S	1.875%, due 07/15/15	22,478,780
14,294,420		1.875%, due 07/15/19	15,346,404
22,587,703	S	2.000%, due 01/15/16	24,396,481
16,382,785	S	2.000%, due 01/15/26	17,369,586
6,102,308		2.000%, due 04/15/12	6,326,379
5,645,680		2.125%, due 01/15/19	6,169,666
7,045,420		2.125%, due 02/15/40	7,745,009
3,113,424	S	2.375%, due 01/15/17	3,441,062
29,486,752	S	2.375%, due 01/15/25	32,792,482
27,666,232	S	2.375%, due 01/15/27	30,722,493
768,852		2.375%, due 04/15/11	782,127
15,213,534	S	2.500%, due 07/15/16	16,948,821
5,650,757		2.500%, due 01/15/29	6,404,336
4,097,073		2.625%, due 07/15/17	4,626,812
39,824,891	S	3.000%, due 07/15/12	42,397,936
5,281,346	S	3.375%, due 04/15/32	6,892,568
1,878,488		3.375%, due 01/15/12	1,981,512
3,231,708		3.500%, due 01/15/11	3,287,507
229,143	S	3.625%, due 04/15/28	297,259
23,138,491	S	3.875%, due 04/15/29	31,123,075

			364,209,333	52.5
		Total U.S. Treasury Obligations (Cost $382,385,754)	392,186,348	56.5

ASSET-BACKED SECURITIES: 0.6%

		Automobile Asset-Backed Securities: 0.2%
776,263	S	Capital One Auto Finance Trust, 0.380%, due 05/15/13	771,214	0.1

403,113	S	Ford Credit Auto Owner Trust, 2.350%, due 08/15/11	403,448	0.1

			1,174,662	0.2

		Credit Card Asset-Backed Securities: 0.4%
363,000	S	BA Credit Card Trust, 0.360%, due 02/15/13	362,909	0.4
1,550,000	S	BA Credit Card Trust, 0.370%, due 06/17/13	1,548,655
454,000	S	BA Credit Card Trust, 1.550%, due 12/16/13	458,296

			2,369,860	0.4

		Other Asset-Backed Securities: 0.0%
285,835	S	Countrywide Asset-Backed Certificates, 0.397%, due 07/25/37	277,847	0.0

		Total Asset-Backed Securities (Cost $3,803,564)	3,822,369	0.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.6%

		Collateralized Mortgage Obligations: 0.6%
887,781	S	Credit Suisse First Boston Mortgage Securities Corp., 6.505%, due 02/15/34	893,557	0.1

905,000	S	GMAC Commercial Mortgage Securities, Inc., 4.547%, due 12/10/41	919,465	0.2
405,119	S	GMAC Commercial Mortgage Securities, Inc., 6.957%, due 09/15/35	408,218

418,784	S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.044%, due 11/15/35	423,764	0.3
1,476,085	S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.429%, due 04/15/35	1,522,166

See Accompanying Notes to Financial Statements

25

SUMMARY PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

		Collateralized Mortgage Obligations (continued)

$41,703	S	LB-UBS Commercial Mortgage Trust, 5.642%, due 12/15/25	$42,402	0.0

		Total Collateralized Mortgage Obligations (Cost $4,186,633)	4,209,572	0.6

OTHER BONDS: 6.0%

		Foreign Government Bonds: 6.0%
EUR 14,989,698		Deutschland Inflation Linked Bond, 1.500%, due 04/15/16	19,432,827	2.8

EUR 1,851,446		Hellenic Republic Government International Bond, 2.300%, due 07/25/30	920,335	0.1

EUR 17,278,581		Italy Buoni Poliennali Del Tesoro, 0.950%, due 09/15/10	21,117,072	3.1

		Total Other Bonds (Cost $45,752,493)	41,470,234	6.0

No. of				Percent of
Contracts			Value	Net Assets

POSITIONS IN PURCHASED OPTIONS: 0.0%

		Options on Exchange-Traded Futures Contracts: 0.0%
159		Put Option CME 1-Year Eurodollar Future 07/10 Strike @ $98.500-Exp 07/16/10	$1,988	0.0

		Total Positions in Purchased Options (Cost $43,216)	1,988	0.0

		Total Investments in Securities (Cost $597,722,309)*	$604,489,900	87.1
		Other Assets and Liabilities - Net	89,254,813	12.9

		Net Assets	$693,744,713	100.0

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
	##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
	EUR	EU Euro

	*	Cost for federal income tax purposes is $598,192,253.

		Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,521,980
Gross Unrealized Depreciation	(5,224,333)

Net Unrealized Appreciation	$6,297,647

See Accompanying Notes to Financial Statements

26

SUMMARY PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$4,473,118	$—	$4,473,118
U.S. Government Agency Obligations	—	158,326,271	—	158,326,271
U.S. Treasury Obligations	—	392,186,348	—	392,186,348
Asset-Backed Securities	—	3,822,369	—	3,822,369
Collateralized Mortgage Obligations	—	4,209,572	—	4,209,572
Other Bonds	—	41,470,234	—	41,470,234
Positions In Purchased Options	1,988	—	—	1,988

Total Investments, at value	$1,988	$604,487,912	$—	$604,489,900

Other Financial Instruments+:
Forward foreign currency contracts	—	704,746	—	704,746
Futures	834,429	—	—	834,429
Swaps, at value	—	5,218,352	—	5,218,352

Total Assets	$836,417	$610,411,010	$—	$611,247,427

Liabilities Table
Other Financial Instruments+:
Futures	$(2,632,407)	$—	$—	$(2,632,407)
Swaps, at value	—	(3,657,505)	—	(3,657,505)

Total Liabilities	$(2,632,407)	$(3,657,505)	$—	$(6,289,912)

*	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on June 30, 2010:

				Unrealized
	Number			Appreciation/
Contract Description	of Contracts	Expiration Date	Market Value	(Depreciation)

Long Contracts
Euro-Bund	8	09/08/10	$1,265,799	$9,660
U.S. Treasury 2-Year Note	53	09/30/10	11,597,890	35,492
U.S. Treasury 10-Year Note	562	09/21/10	68,871,347	789,277

			$81,735,036	$834,429

Short Contracts
Euro-Bobl 5-Year	157	09/08/10	$23,213,253	$(55,238)
U.S. Treasury 5-Year Note	1,861	09/30/10	220,252,253	(2,447,775)
U.S. Treasury Long Bond	56	09/21/10	7,140,000	(129,394)

			$250,605,506	$(2,632,407)

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

				In
			Settlement	Exchange		Unrealized
Currency		Buy/Sell	Date	For	Value	Appreciation

EU Euro	EUR 17,834,200	SELL	07/14/10	$22,382,064	$21,810,093	$571,971
EU Euro	EUR 15,944,000	SELL	07/14/10	19,631,273	19,498,498	132,775

						$704,746

See Accompanying Notes to Financial Statements

27

SUMMARY PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2010:

						Unrealized
	Termination	Notional		Market	Upfront Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)

Receive a fixed rate equal to 2.2567% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Citibank N.A., New York	06/21/15	USD	46,600,000	$456,731	$—	$456,731
Receive a fixed rate equal to 1.4100% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG, New York	06/08/11	USD	26,500,000	170,726	—	170,726
Receive a fixed rate equal to 1.5950% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG, New York	02/04/11	USD	7,500,000	42,984	—	42,984
Receive a fixed rate equal to 3.6925% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG, New York	02/09/20	USD	18,100,000	1,114,745	—	1,114,745
Receive a fixed rate equal to 3.7530% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG, New York	05/04/20	USD	21,200,000	1,394,226	—	1,394,226
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.1900% Counterparty: Barclays Bank PLC	06/29/20	USD	7,000,000	(726,571)	—	(726,571)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.4630% Counterparty: Barclays Bank PLC	01/08/18	USD	3,000,000	(374,376)	—	(374,376)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.6380% Counterparty: Deutsche Bank AG, New York	03/08/20	USD	18,300,000	(1,033,600)	—	(1,033,600)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.9400% Counterparty: Deutsche Bank AG, New York	04/09/20	USD	18,500,000	(1,522,958)	—	(1,522,958)

				$(478,093)	$—	$(478,093)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on June 30, 2010:

	Termination	Notional		Market	Upfront Premium	Unrealized
	Date	Amount		Value	Paid/(Received)	Appreciation

Receive positive total return on Barclays Capital US Treasury Inflation Linked Notes — Series L Index. Pay a floating rate based on 1-month USD-LIBOR-BBA plus 10 bps and, if negative, the absolute value of the total return on the index. Counterparty: Barclays Bank PLC, London	07/19/10	USD	180,258,843	$2,038,940	$—	$2,038,940

				$2,038,940	$—	$2,038,940

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Interest rate contracts	Investments*	$1,988
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	704,746
Interest rate contracts	Swaps, at value	5,218,352
Interest rate contracts	Net Assets — Unrealized appreciation**	834,429

Total Asset Derivatives		$6,759,515

Liability Derivatives
Interest rate contracts	Swaps, at value	$3,657,505
Interest rate contracts	Net Assets — Unrealized depreciation**	2,632,407

Total Liability Derivatives		$6,289,912

*	Includes purchased options.

**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements

28

SUMMARY PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2010 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss)
	on Derivatives Recognized in Income
		Foreign
Derivatives not accounted for		Currency
as hedging instruments		Related			Written
under FASB ASC 815	Investments*	Transactions**	Futures	Swaps	Options	Total

Foreign exchange contracts	$—	$4,391,481	$—	$—	$—	$4,391,481
Interest rate contracts	(184,286)	—	1,549,524	2,355,148	734,141	4,454,527

Total	$(184,286)	$4,391,481	$1,549,524	$2,355,148	$734,141	$8,846,008

	Change in Unrealized
	Appreciation or (Depreciation)
	on Derivatives Recognized in Income
		Foreign
Derivatives not accounted for		Currency
as hedging instruments		Related			Written
under FASB ASC 815	Investments*	Transactions**	Futures	Swaps	Options	Total

Foreign exchange contracts	$—	$537,549	$—	$—	$—	$537,549
Interest rate contracts	(294,526)	—	(2,322,144)	1,792,319	(139,233)	(963,584)

Total	$(294,526)	$537,549	$(2,322,144)	$1,792,319	$(139,233)	$(426,035)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

29

SUMMARY PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio
as of June 30, 2010 (Unaudited)

Investment Type Allocation as of June 30, 2010
(as a percent of net assets)

Structured Products	29.5%

U.S. Government Agency Obligations	16.6%

Corporate Bonds/Notes	4.4%

U.S. Treasury Obligations	1.7%

Other Assets and Liabilities – Net*	47.8%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and U.S. Treasury Bill.

Portfolio holdings are subject to change daily.

Principal				Percent of
Amount			Value	Net Assets

CORPORATE BONDS/NOTES: 4.4%

		Financials: 4.4%
$4,500,000	S	Huntington National Bank, 0.938%, due 06/01/12	$4,548,245	4.4

		Total Corporate Bonds/Notes (Cost $4,543,880)	4,548,245	4.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.6%

		Federal Home Loan Bank: 3.4%
3,500,000	S	0.268%, due 10/13/11	3,503,073	3.4

		Federal Home Loan Mortgage Corporation##: 3.9%
819,717	S	4.500%, due 07/15/22	866,112	3.9
5,955	S	5.000%, due 11/01/16	6,395
11,050	S	5.000%, due 01/01/17	11,868
24,928	S	5.000%, due 02/01/17	26,776
14,309	S	5.000%, due 03/01/17	15,371
44,881	S	5.000%, due 04/01/17	48,222
126,311	S	5.000%, due 09/01/17	135,714
333,959	S	5.000%, due 10/01/17	358,730
290,614	S	5.000%, due 11/01/17	312,076
86,817	S	5.000%, due 12/01/17	93,283
429,617	S	5.000%, due 01/01/18	461,534
494,045	S	5.000%, due 02/01/18	530,892
347,958	S	5.000%, due 03/01/18	373,948
149,929	S	5.000%, due 04/01/18	161,117
146,876	S	5.000%, due 05/01/18	157,844
26,699	S	5.000%, due 06/01/18	28,696
38,693	S	5.000%, due 07/01/18	41,586
17,294	S	5.000%, due 09/01/18	18,587
32,370	S	5.000%, due 10/01/18	34,790
35,058	S	5.000%, due 11/01/18	37,679
26,856	S	5.000%, due 12/01/18	28,864
7,299	S	5.000%, due 01/01/19	7,845
8,158	S	5.000%, due 03/01/19	8,768
177,972	S	5.500%, due 01/01/20	193,391
77,113	S	5.500%, due 05/01/20	83,794
67,387	S	5.500%, due 07/01/20	73,226

			4,117,108	3.9

See Accompanying Notes to Financial Statements

30

SUMMARY PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

		Federal National Mortgage Association##: 9.3%
$7,100,000	S	2.000%, due 09/28/12	$7,124,623	9.3
283,622	S	5.000%, due 05/01/17	305,094
109,455	S	5.000%, due 01/01/18	117,741
39,273	S	5.000%, due 03/01/18	42,246
233,262	S	5.000%, due 04/01/18	250,921
141,564	S	5.000%, due 05/01/18	152,281
180,488	S	5.000%, due 10/01/18	194,151
1,355,625	S	5.000%, due 08/25/19	1,454,862
8,869	S	5.000%, due 01/01/20	9,526

			9,651,445	9.3
		Total U.S. Government Agency Obligations (Cost $17,156,546)	17,271,626	16.6

U.S. TREASURY OBLIGATIONS: 1.7%

		U.S. Treasury Notes: 1.7%
1,500,000	S	1.000%, due 03/31/12	1,511,604	1.7
100,000	S	1.375%, due 02/15/13	101,328
200,000	S	2.125%, due 05/31/15	203,469

		Total U.S. Treasury Obligations (Cost $1,798,502)	1,816,401	1.7

STRUCTURED PRODUCTS: 29.5%

		Structured Products: 29.5%
4,200,000	S	AB Svensk Exportkredit, Dow Jones-UBS Commodity Index-Total ReturnSM, 0.046%, due 01/24/11	3,333,375	10.7
3,000,000	S	AB Svensk Exportkredit, Dow Jones-UBS Commodity Index-Total ReturnSM, 0.160%, due 02/14/11	1,909,179
7,500,000	S	AB Svensk Exportkredit, Merrill Lynch Commodity Index Extra A 01 Total Return Index, 0.090%, due 06/07/11	5,931,216

5,000,000	S	Bank of America Corp., Merrill Lynch Commodity Index Extra A 01 Total Return Index, 0.251%, due 06/07/11	3,954,144	3.8

5,000,000	S	Morgan Stanley, Dow Jones-UBS Commodity Index-Total ReturnSM, 0.000%, due 07/01/11	5,287,172	5.1

9,500,000	#,S	Rabobank, Dow Jones-UBS Commodity Index-Total ReturnSM, 0.000%, due 04/29/11	8,411,633	8.1

3,000,000	S	UBS AG, Dow Jones-UBS Commodity Index-Total ReturnSM, 0.200%, due 02/16/11	1,913,346	1.8

		Total Structured Products (Cost $37,200,030)	30,740,065	29.5
		Total Long-Term Investments (Cost $60,698,958)	54,376,337	52.2

				Percent of
Shares			Value	Net Assets

SHORT-TERM INVESTMENTS: 47.8%

		Affiliated Mutual Fund: 27.6%

28,707,630		ING Institutional Prime Money Market Fund — Class I	$28,707,629	27.6

		Total Mutual Fund (Cost $28,707,629)	28,707,629	27.6

See Accompanying Notes to Financial Statements

31

SUMMARY PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio
as of June 30, 2010 (Unaudited) (continued)

Principal				Percent of
Amount			Value	Net Assets

		U.S. Treasury Bills: 20.2%
$21,000,000		0.040%, due 07/15/10	$20,999,563	20.2

		Total U.S. Treasury Bills (Cost $20,999,563)	20,999,563	20.2
		Total Short-Term Investments (Cost $49,707,192)	49,707,192	47.8

		Total Investments in Securities (Cost $110,406,150)*	$104,083,529	100.0
		Other Assets and Liabilities - Net	(30,155)	—

		Net Assets	$104,053,374	100.0

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

		Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$432,533
Gross Unrealized Depreciation	(6,755,154)

Net Unrealized Depreciation	$(6,322,621)

See Accompanying Notes to Financial Statements

32

SUMMARY PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio
as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010

Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$4,548,245	$—	$4,548,245
U.S. Government Agency Obligations	—	17,271,626	—	17,271,626
U.S. Treasury Obligations	—	1,816,401	—	1,816,401
Structured Products	—	—	30,740,065	30,740,065
Short-Term Investments	28,707,629	20,999,563	—	49,707,192

Total Investments, at value	$28,707,629	$44,635,835	$30,740,065	$104,083,529

Other Financial Instruments+:
Futures	90,029	—	—	90,029

Total Assets	$28,797,658	$44,635,835	$30,740,065	$104,173,558

Liabilities Table
Other Financial Instruments+:
Futures	$(147,089)	$—	$—	$(147,089)

Total Liabilities	$(147,089)	$—	$—	$(147,089)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

						Total
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010

Asset Table
Investments, at value
Structured Products	$32,038,963	$33,000,000	$(25,586,411)	$—	$11,486,411	$(20,198,898)	$—	$—	$30,740,065

Total Investments, at value	$32,038,963	$33,000,000	$(25,586,411)	$—	$11,486,411	$(20,198,898)	$—	$—	$30,740,065

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(6,875,937).

*	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

See Accompanying Notes to Financial Statements

33

SUMMARY PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio
as of June 30, 2010 (Unaudited) (continued)

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on June 30, 2010:

	Number			Unrealized
Contract Description	of Contracts	Expiration Date	Market Value	Appreciation/(Depreciation)

Long Contracts
90-Day Eurodollar	23	09/13/10	$5,712,338	$74,850
U.S. Treasury Long Bond	3	09/21/10	382,293	8,576

			$6,094,631	$83,426

Short Contracts
90-Day Eurodollar	15	12/13/10	$3,721,125	$(8,441)
90-Day Eurodollar	14	03/14/11	3,470,600	(38,568)
90-Day Eurodollar	5	06/13/11	1,238,250	(6,637)
90-Day Eurodollar	5	09/19/11	1,236,437	(9,449)
90-Day Eurodollar	5	12/19/11	1,233,875	(11,294)
90-Day Eurodollar	5	03/19/12	1,231,375	(12,700)
U.S. Treasury 5-Year Note	48	09/30/10	5,674,272	6,603
U.S. Treasury 10-Year Note	33	09/21/10	2,818,752	(60,000)

			$20,624,686	$(140,486)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$90,029

Total Asset Derivatives		$90,029

Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$147,089

Total Liability Derivatives		$147,089

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Derivatives not accounted for	Amount of Realized Gain or (Loss)
as hedging instruments	on Derivatives Recognized in Income
under FASB ASC 815	Futures

Interest rate contracts	$(257,405)

Total	$(257,405)

Change in Unrealized
Derivatives not accounted	Appreciation or (Depreciation)
for as hedging instruments	on Derivatives Recognized in Income
under FASB ASC 815	Futures

Interest rate contracts	$(215,775)

Total	$(215,775)

See Accompanying Notes to Financial Statements

34

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
(formerly, PNC Global Investment Servicing (U.S.) Inc.)
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT3AISS2                  (0610-081310)

Semi-Annual Report

June 30, 2010

Adviser (“ADV”), Institutional (“I”) and Service (“S”) Classes

ING Investors Trust

■	ING DFA Global All Equity Portfolio (formerly, ING Focus 5 Portfolio)

■	ING DFA Global Allocation Portfolio

■	ING Franklin Templeton Founding Strategy Portfolio

■	ING Oppenheimer Active Allocation Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Pay now and/or later

Dear Shareholder,

It’s summer, and it’s hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won’t matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 10, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product (“GDP”) growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at “only” 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers’ index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund (“IMF”). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another “Lehman” event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees: and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**
ING DFA Global All Equity Portfolio
Class ADV	$1,000.00	$980.00	1.01%	$4.96	$1,000.00	$1,019.79	1.01%	$5.06
Class I	1,000.00	983.00	0.26	1.28	1,000.00	1,023.51	0.26	1.30
Class S	1,000.00	981.50	0.51	2.51	1,000.00	1,022.27	0.51	2.56
ING DFA Global Allocation Portfolio
Class ADV(1)	$1,000.00	$914.00	1.05%	$1.71	$1,000.00	$1,019.59	1.05%	$5.26
Class I(1)	1,000.00	915.00	0.45	0.73	1,000.00	1,022.56	0.45	2.26
Class S(1)	1,000.00	915.00	0.70	1.14	1,000.00	1,021.32	0.70	3.51
ING Franklin Templeton Founding Strategy Portfolio
Class ADV	$1,000.00	$941.90	0.68%	$3.27	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	943.60	0.08	0.39	1,000.00	1,024.40	0.08	0.40
Class S	1,000.00	943.30	0.33	1.59	1,000.00	1,023.16	0.33	1.66
ING Oppenheimer Active Allocation Portfolio
Class S	$1,000.00	$956.70	0.70%	$3.40	$1,000.00	$1,021.32	0.70%	$3.51

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to the Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operation was April 30, 2010. Expenses paid for the Actual Portfolio Return reflect the 62-day period ended June 30, 2010.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

Effective April 30, 2010, the contractual obligations for the following Portfolio had changed. If these changes had been in place during the entire six-month period, actual and hypothetical ending account balances annualized expense ratios and expenses paid would have been as follows:

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**
ING DFA Global All Equity Portfolio
Class ADV	$1,000.00	$980.00	1.05%	$5.15	$1,000.00	$1,019.59	1.05%	$5.26
Class I	1,000.00	983.00	0.45	2.21	1,000.00	1,022.56	0.45	2.26
Class S	1,000.00	981.50	0.70	3.44	1,000.00	1,021.32	0.70	3.51

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to the Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING DFA Global All Equity Portfolio	ING DFA Global Allocation Portfolio	ING Franklin Templeton Founding Strategy Portfolio	ING Oppenheimer Active Allocation Portfolio
ASSETS:
Investments in securities at value*	$8,663	$—	$—	$—
Investments in affiliated underlyling funds**	—	—	784,886,885	—
Investments in non-affiliated underlying funds***	149,812,146	22,967,522	—	32,086,611
Short-term investments****	—	—	—	1,105,516
Short-term investments in affiliates*****	957,122	81,318	—	—
Foreign currencies at value******	47,085	—	—	—
Receivables:
Investment securities sold	128,867	—	—	24,390
Fund shares sold	438,880	—	477,242	65,187
Dividends and interest	28,797	33	—	—
Prepaid expenses	732	15,929	3,996	113
Reimbursement due from manager	32,809	9,466	—	1,942

Total assets	151,455,101	23,074,268	785,368,123	33,283,759

LIABILITIES:
Payable for investment securities purchased	394	—	477,242	55,164
Payable for fund shares redeemed	162	—	—	1,884
Payable to affiliates	48,357	18,338	200,085	16,659
Payable to custodian due to bank overdraft	—	—	—	16,554
Payable for trustee fees	3,792	59	3,469	155
Other accrued expenses and liabilities	56,642	20,266	118,403	51,644

Total liabilities	109,347	38,663	799,199	142,060

NET ASSETS	$151,345,754	$23,035,605	$784,568,924	$33,141,699

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$213,545,915	$25,180,486	$986,847,990	$30,771,722
Undistributed net investment income	4,860,610	33,635	20,212,469	227,865
Accumulated net realized loss	(43,799,497)	(879)	(107,885,166)	(180,034)
Net unrealized appreciation or depreciation	(23,261,274)	(2,177,637)	(114,606,369)	2,322,146

NET ASSETS	$151,345,754	$23,035,605	$784,568,924	$33,141,699

* Cost of investments in securities	$4,396	$—	$—	$—
** Cost of investments in affiliated underlying funds	$—	$—	$899,493,254	$—
*** Cost of investments in non-affiliated underlying funds	$173,076,111	$25,145,159	$—	$29,764,465
****Cost of short-term investments	$—	$—	$—	$1,105,516
*****Cost of short-term investments in affiliates	$957,122	$81,318	$—	$—
******Cost of foreign currencies	$46,997	$—	$—	$—

Class ADV:
Net assets	$97,148	$23,030,096	$1,052,878	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	14,144	2,518,645	144,460	n/a
Net asset value and redemption price per share	$6.87	$9.14	$7.29	n/a
Class I:
Net assets	$417,166	$2,755	$1,301,516	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	60,181	301	176,861	n/a
Net asset value and redemption price per share	$6.93	$9.15	$7.36	n/a
Class S:
Net assets	$150,831,440	$2,754	$782,214,530	$33,141,699
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,820,493	301	106,859,935	3,567,915
Net asset value and redemption price per share	$6.91	$9.15	$7.32	$9.29

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING DFA Global All Equity Portfolio	ING DFA Global Allocation Portfolio	ING Franklin Templeton Founding Strategy Portfolio	ING Oppenheimer Active Allocation Portfolio
	Six Months Ended June 30, 2010	April 30, 2010(1) to June 30, 2010	Six Months Ended June 30, 2010	Six Months Ended June 30, 2010
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,346,095	$—	$—	$—
Dividends from affiliated underlying funds	1,335	47	—	—
Dividends from non-affiliated underlying funds	807,295	73,038	—	333,996
Interest	9,559	—	—	48

Total investment income	2,164,284	73,132	—	334,044

EXPENSES:
Investment management fees	234,971	9,381	—	40,253
Distribution and service fees:
Class ADV	24	28,137	1,423	—
Class S	197,953	1	1,056,722	40,253
Transfer agent fees	135	808	431	47
Administrative service fees	79,357	3,753	211,969	16,101
Shareholder reporting expense	22,512	1,593	43,577	6,133
Professional fees	12,572	10,397	20,716	12,850
Custody and accounting expense	34,565	767	32,931	2,402
Trustee fees	2,406	59	13,337	438
Offering expense	—	3,071	—	—
Miscellaneous expense	8,257	464	16,983	3,374

Total expenses	592,752	58,431	1,398,089	121,851
Net waived and reimbursed fees	(188,967)	(18,981)	(289)	(9,030)

Net expenses	403,785	39,450	1,397,800	112,821

Net investment income (loss)	1,760,499	33,635	(1,397,800)	221,223

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	17,740,902	(879)	(20,881,721)	859,298
Non-affiliated underlying funds	(480,696)	—	—	—
Foreign currency related transactions	(29,344)	—	—	—
Futures	196,521	—	—	—

Net realized gain (loss)	17,427,383	(879)	(20,881,721)	859,298

Net change in unrealized appreciation or depreciation on:
Investments	1,037,820	—	—	—
Affiliated underlying funds	—	—	(25,413,411)	—
Non-affiliated underlying funds	(23,263,965)	(2,177,637)	—	(2,646,445)
Foreign currency related transactions	65,462	—	—	—
Futures	(14,887)	—	—	—

Net change in unrealized appreciation or depreciation	(22,175,570)	(2,177,637)	(25,413,411)	(2,646,445)

Net realized and unrealized loss	(4,748,187)	(2,178,516)	(46,295,132)	(1,787,147)

Decrease in net assets resulting from operations	$(2,987,688)	$(2,144,881)	$(47,692,932)	$(1,565,924)

* Foreign taxes withheld	$24,074	$—	$—	$—
(1) Commencement of operations

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING DFA Global All Equity Portfolio		ING DFA Global Allocation Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	April 30, 2010(1) to June 30, 2010
FROM OPERATIONS:
Net investment income	$1,760,499	$3,140,642	$33,635
Net realized gain (loss)	17,427,383	3,521,802	(879)
Net change in unrealized appreciation or depreciation	(22,175,570)	22,496,576	(2,177,637)

Increase (decrease) in net assets resulting from operations	(2,987,688)	29,159,020	(2,144,881)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(8)	—
Class S	—	(2,341)	—

Total distributions	—	(2,349)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,649,069	18,180,514	25,180,486
Reinvestment of distributions	—	2,349	—

	10,649,069	18,182,863	25,180,486
Cost of shares redeemed	(12,452,745)	(23,332,177)	—

Net increase (decrease) in net assets resulting from capital share transactions	(1,803,676)	(5,149,314)	25,180,486

Net increase (decrease) in net assets	(4,791,364)	24,007,357	23,035,605

NET ASSETS:
Beginning of period	156,137,118	132,129,761	—

End of period	$151,345,754	$156,137,118	$23,035,605

Undistributed net investment income at end of period	$4,860,610	$3,100,111	$33,635

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Franklin Templeton Founding Strategy Portfolio		ING Oppenheimer Active Allocation Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$(1,397,800)	$21,631,785	$221,223	$172,416
Net realized gain (loss)	(20,881,721)	(61,237,375)	859,298	(769,181)
Net change in unrealized appreciation or depreciation	(25,413,411)	244,923,963	(2,646,445)	5,908,513

Increase (decrease) in net assets resulting from operations	(47,692,932)	205,318,373	(1,565,924)	5,311,748

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(15)	—	—
Class I	—	(29,495)	—	—
Class S	—	(22,315,860)	—	(174,002)
Net realized gains:
Class ADV	—	(10)	—	—
Class I	—	(13,082)	—	—
Class S	—	(10,673,759)	—	(42,608)

Total distributions	—	(33,032,221)	—	(216,610)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,164,158	31,642,637	12,680,806	17,135,896
Reinvestment of distributions	—	33,032,221	—	187,721

	8,164,158	64,674,858	12,680,806	17,323,617
Cost of shares redeemed	(44,492,249)	(63,267,488)	(4,242,871)	(3,440,298)

Net increase (decrease) in net assets resulting from
capital share transactions	(36,328,091)	1,407,370	8,437,935	13,883,319

Net increase (decrease) in net assets	(84,021,023)	173,693,522	6,872,011	18,978,457

NET ASSETS:
Beginning of period	868,589,947	694,896,425	26,269,688	7,291,231

End of period	$784,568,924	$868,589,947	$33,141,699	$26,269,688

Undistributed net investment income at end of period	$20,212,469	$21,610,269	$227,865	$6,642

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Payment by affiliate	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expenses net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(3)(4)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING DFA Global All Equity Portfolio
Class ADV
06-30-10	7.01	0.08	•	(0.22)	(0.14)	—		—	—	—	—	6.87	(2.00)	1.25	1.01	†	1.01	†	2.25	†	97	141
12-31-09	5.78	0.11		1.09	1.20	0.00	*	—	—	0.03	—	7.01	21.28 ††	1.27	0.99		0.99		1.88		1	128
12-31-08	10.41	0.14	•	(4.65)	(4.51)	0.12		—	—	—	0.12	5.78	(43.34)	1.40	0.99		0.99		1.69		1	88
08-20-07(5) - 12-31-07	10.00	0.05		0.38	0.43	0.01		0.01	—	—	0.02	10.41	4.36	1.28	0.99		0.99		1.22		1	180
Class I
06-30-10	7.05	0.09	•	(0.21)	(0.12)	—		—	—	—	—	6.93	(1.70)	0.50	0.26	†	0.26	†	2.60	†	417	141
12-31-09	5.78	0.15	•	1.09	1.24	0.00	*	—	—	0.03	—	7.05	21.98 ††	0.52	0.39		0.39		2.39		333	128
12-31-08	10.41	0.17	•	(4.64)	(4.47)	0.16		—	—	—	0.16	5.78	(42.88)	0.65	0.39		0.39		2.30		93	88
08-20-07(5) - 12-31-07	10.00	0.07	•	0.39	0.46	0.04		0.01	—	—	0.05	10.41	4.62	0.53	0.39		0.39		1.82		1	180
Class S
06-30-10	7.04	0.08		(0.21)	(0.13)	—		—	—	—	—	6.91	(1.85)	0.75	0.51	†	0.51	†	2.22	†	150,831	141
12-31-09	5.78	0.14		1.09	1.23	0.00	*	—	—	0.03	—	7.04	21.80 ††	0.77	0.64		0.64		2.29		155,803	128
12-31-08	10.41	0.17	•	(4.66)	(4.49)	0.14		—	—	—	0.14	5.78	(43.05)	0.90	0.64		0.64		2.09		132,036	88
08-20-07(5) - 12-31-07	10.00	0.06	•	0.39	0.45	0.03		0.01	—	—	0.04	10.41	4.58	0.78	0.64		0.64		1.55		110,405	180

ING DFA Global Allocation Portfolio
Class ADV
04-30-10(5) - 06-30-10	10.00	0.01		(0.87)	(0.86)	—		—	—	—	—	9.14	(8.60)	1.54	1.05	†	1.05	†	0.87	†	23,030	3
Class I
04-30-10(5) - 06-30-10	10.00	0.02		(0.87)	(0.85)	—		—	—	—	—	9.15	(8.50)	0.79	0.45	†	0.45	†	1.52	†	3	3
Class S
04-30-10(5) - 06-30-10	10.00	0.02		(0.87)	(0.85)	—		—	—	—	—	9.15	(8.50)	1.04	0.70	†	0.70	†	1.05	†	3	3

See Accompanying Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Franklin Templeton Founding Strategy Portfolio
Class ADV
06-30-10	7.74	(0.03	)•	(0.42)	(0.45)	—	—		—	—		7.29	(5.81)	0.83	0.68	0.68	(0.68)	1,053	4
12-31-09	6.19	0.17	•	1.63	1.80	0.15	0.10		—	0.25		7.74	29.82	0.84	0.69	0.69	2.61	1	14
12-31-08	9.68	0.16		(3.65)	(3.49)	—	0.00	*	—	0.00	*	6.19	(36.04)	0.84	0.69	0.69	2.01	1	12
04-30-07(5) -12-31-07	10.00	0.03		(0.35)	(0.32)	—	—		—	—		9.68	(3.20)	0.84	0.69	0.69	0.51	1	4
Class I
06-30-10	7.80	(0.00	)*•	(0.44)	(0.44)	—	—		—	—		7.36	(5.64)	0.08	0.08	0.08	(0.08)	1,302	4
12-31-09	6.26	0.20	•	1.66	1.86	0.22	0.10		—	0.32		7.80	30.63	0.09	0.09	0.09	3.02	4,335	14
12-31-08	9.73	0.49	•	(3.95)	(3.46)	0.01	0.00	*	—	0.01		6.26	(35.55)	0.09	0.09	0.09	6.49	644	12
04-30-07(5) -12-31-07	10.00	0.07		(0.34)	(0.27)	—	—		—	—		9.73	(2.70)	0.09	0.09	0.09	1.11	1	4
Class S
06-30-10	7.76	(0.00	)*	(0.44)	(0.44)	—	—		—	—		7.32	(5.67)	0.33	0.33	0.33	(0.33)	782,215	4
12-31-09	6.23	0.19	•	1.64	1.83	0.20	0.10		—	0.30		7.76	30.30	0.34	0.34	0.34	2.88	864,254	14
12-31-08	9.70	0.23	•	(3.69)	(3.46)	0.01	0.00	*	—	0.01		6.23	(35.69)	0.34	0.34	0.34	2.86	694,251	12
04-30-07(5) -12-31-07	10.00	0.00	*	(0.30)	(0.30)	—	—		—	—		9.70	(3.00)	0.34	0.34	0.34	0.17	526,804	4
ING Oppenheimer Active Allocation Portfolio
Class S
06-30-10	9.71	0.06		(0.48)	(0.42)	—	—		—	—		9.29	(4.33)	0.76	0.70	0.70	1.37	33,142	94
12-31-09	7.65	0.06		2.08	2.14	0.06	0.02		—	0.08		9.71	27.94	1.99	0.70	0.70	0.96	26,270	115
10-02-08(5) -12-31-08	10.00	0.13		(2.42)	(2.29)	0.06	—		—	0.06		7.65	(22.84)	5.48	0.70	0.70	4.74	7,291	23

(1)

Total return is calculated assuming reinvestment of dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Advisers and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Advisers and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or more than $(0.005).
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).
††	Excluding a payment by affiliate in 2009, ING DFA Global All Equity Portfolio total return would have been 20.80%, 21.50% and 21.31% for Class ADV, Class I and Class S, respectively.

See Accompanying Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010

NOTE 1 — ORGANIZATION

Organization. ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of fifty active separate investment series. The four Portfolios included in this report are: ING DFA Global All Equity Portfolio (“DFA Global All Equity”), ING DFA Global Allocation Portfolio (“DFA Global Allocation”), ING Franklin Templeton Founding Strategy Portfolio (“Franklin Templeton Founding Strategy”) and ING Oppenheimer Active Allocation Portfolio (“Oppenheimer Active Allocation”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

On April 30, 2010, the ING Focus 5 Portfolio was renamed the ING DFA Global All Equity Portfolio and was converted from a stand alone mutual fund, which invested directly in securities, to a fund-of-funds, which invests in other mutual funds.

Each Portfolio, except Oppenheimer Active Allocation, offers the three following classes of shares: Class ADV, Class I and Class S. Oppenheimer Active Allocation only offers Class S. The separate classes of shares differ principally in distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on shares outstanding of each class on the date of distribution. Common expenses of the Portfolio (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to the Portfolio in proportion to its average net assets. Expenses directly attributable to a particular portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios and certain other investment management companies.

Directed Services LLC (“DSL”) serves as the investment adviser to DFA Global All Equity, DFA Global Allocation and Franklin Templeton Founding Strategy. ING Investments, LLC (“ING Investments” or “Investment Adviser”) serves as the investment adviser (collectively with DSL, the “Investment Advisers”) to Oppenheimer Active Allocation. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

DSL, ING Investments, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Advisers and their affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

DFA Global All Equity and DFA Global Allocation seek to achieve their investment objectives by investing in underlying funds sub-advised by Dimensional Fund Advisors LP that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). Prior to April 30, 2010, DFA Global All Equity had a different investment objective and was sub-advised by ING Investment Management Co.

Franklin Templeton Founding Strategy seeks to achieve its investment objective by investing in other ING mutual funds (“Underlying Funds”) sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC or its affiliate Templeton Global Advisors Limited that, in

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

Oppenheimer Active Allocation seeks to achieve its investment objective by investing in Underlying Funds sub-advised by OppenheimerFunds, Inc. that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Prior to April 30, 2010 for DFA Global All Equity and for the entire six month period ended June 30, 2010 for exchange traded funds (“ETFs”) held by Oppenheimer Active Allocation, investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolio (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

The above methodology also applied to fair value certain securities that DFA Global All Equity holds after April 30, 2010 and its conversion to a fund-of-funds structure.

For the period beginning April 30, 2010 for DFA Global All Equity and for the entire reporting period for DFA Global Allocation, Franklin Templeton Founding Strategy and Oppenheimer Active Allocation, the valuations of the Portfolios’ investments in Underlying Funds are based on the NAVs of the Underlying Funds each business day.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following each Portfolio of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

Each Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

B.

Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.	Foreign Currency Translation. Prior to April 30, 2010 for DFA Global All Equity, the Portfolio was maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day. (2) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Distributions to Shareholders. Each Portfolio records distributions to its shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. Each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Futures Contracts. Prior to April 30, 2010 for DFA Global All Equity, the Portfolio entered into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio assets are valued.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Portfolio’s Statement of Operations. Realized gains (losses) are reported in the Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Prior April 30, 2010, DFA Global All Equity purchased equity futures contracts to increase exposure to equity risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the period ended June 30, 2010, DFA Global All Equity had a realized gain (loss) and a change in unrealized gain (loss) of $196,521 and $(14,887), respectively, on equity futures contracts. The

Portfolio had an average market value on purchased futures contracts of $1,058,708. There were no open futures contracts at June 30, 2010.

H.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

DFA Global All Equity, DFA Global Allocation and Franklin Templeton Founding Strategy have entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. DFA Global All Equity and DFA Global Allocation pay DSL a fee of 0.25% of their respective average daily net assets. Additionally, DSL has agreed to waive 0.22% of the advisory fee for DFA Global All Equity through May 1, 2011. Prior to April 30, 2010, DFA Global All Equity paid an advisory fee of 0.32% of its average daily net assets. Franklin Templeton Founding Strategy does not pay DSL an advisory fee.

Oppenheimer Active Allocation entered into an Investment Management Agreement with ING Investments. The Investment Management Agreement compensates IIL with a fee, computed daily and payable monthly, based on the average daily net assets of Oppenheimer Active Allocation. Oppenheimer Active Allocation pays ING Investments a fee of 0.25% of its average daily net assets.

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. The Administrator receives compensation in the amount equal to 0.10%, 0.10%, 0.05% and 0.10% of the average daily net assets of DFA Global All Equity, DFA Global Allocation, Franklin Templeton Founding Strategy and Oppenheimer Active Allocation, respectively.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (CONTINUED)

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
DFA Global All Equity	$185,430,359	$184,985,289
DFA Global Allocation	25,839,038	693,000
Franklin Templeton Founding Strategy	29,615,922	67,349,502
Oppenheimer Active Allocation	38,518,491	29,843,704

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Agreement”) for the Class S shares of the Portfolios. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolios make payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s (except Oppenheimer Active Allocation) average daily net assets attributable to Class ADV shares. For DFA Global Allocation and Franklin Templeton Founding Strategy, IID has contractually agreed to waive a portion of this fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares, so that the actual fee paid by Class ADV shares is an annual rate of 0.35%. The expense waiver will continue through at least May 1, 2011. Prior to its conversion on April 30, 2010, this waiver also applied to Class ADV shares of DFA Global All Equity.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
DFA Global All Equity	$3,650	$12,795	$31,912	$48,357
DFA Global Allocation	4,817	1,932	11,589	18,338
Franklin Templeton Founding Strategy	—	33,349	166,736	200,085
Oppenheimer Active Allocation	6,941	2,777	6,941	16,659

At June 30, 2010, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of a Portfolio:

	Percentage (%)	Entities
DFA Global All Equity	98.72	ING USA Annuity and Life Insurance Company
DFA Global Allocation	99.26	ING USA Life & Annuity Co.
Franklin Templeton Founding Strategy	98.02	ING USA Annuity and Life Insurance Company
Oppenheimer Active Allocation	98.27	ING USA Annuity and Life Insurance Company

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust has adopted a Retirement Policy (“Policy”) covering independent trustees of the Portfolios who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL and ING Investments until distribution in accordance with the Plan.

NOTE 7 — OTHER ACCRUED EXPENSES & LIABILITIES

At June 30, 2010, the Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
DFA Global All Equity	Custody	$13,695
	Professional	12,092
	Postage	25,815
DFA Global Allocation	Professional	2,930
	Accrued Offering	17,841
Franklin Templeton Founding Strategy	Postage	61,449
Oppenheimer Active Allocation	Professional	12,948
	Postage	7,819

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (CONTINUED)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

DSL and ING Investments have agreed to limit expenses, excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses to the levels listed below:

	Class ADV(1)	Class I(1)	Class S(1)
DFA Global All Equity(2)	1.05%	0.45%	0.70%
DFA Global Allocation	1.05%	0.45%	0.70%
Franklin Templeton Founding Strategy	0.74%	0.14%	0.39%
Oppenheimer Active Allocation	N/A	N/A	0.70%

(1)

The operating expense limits apply only at each Portfolio level and do not include fees payable by the underlying investment companies in which each Portfolio invests. For DFA Global All Equity, pursuant to a side letter effective April 30, 2010, the total expense limits including the underlying investment companies are 1.21%, 0.61% and 0.86% for Class ADV, Class I, and Class S shares respectively. This side letter is effective through and including May 1, 2012 and is not eligible for recoupment. For Franklin Templeton Founding Strategy, the total expense limits including the underlying investment companies are 1.50%, 0.90% and 1.15% for Class ADV, Class I and Class S shares, respectively.

(2)	Prior to April 30, 2010, the expense limits were 0.99%, 0.39% and 0.64% for Class ADV, Class I and Class S, respectively.

The Investment Advisers may at a later date recoup from each Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, that Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Advisers of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for the Portfolio. Outstanding reimbursement balances due to the Portfolios, if any, under its respective expense limitation agreements are reflected in Reimbursement Due from Investment Advisers on the accompanying Statement of Assets and Liabilities.

The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL or ING Investments provide written termination of the expense limitation agreements within 90 days of the end of the then current term.

As of June 30, 2010, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers and the related expiration dates are as follows:

	June 30,
	2010	2011	2012	Total
DFA Global All Equity	$—	$—	$65,174	$65,174
DFA Global Allocation	—	—	13,341	13,341
Oppenheimer Active Allocation	—	201,386	74,710	276,096

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
DFA Global All Equity
Class ADV
06-30-10	16,209	—	(2,165)	14,044	116,963	—	(15,777)	101,186
12-31-09	—	—	(1)	(1)	(3)	—	(6)	(9)
Class I
06-30-10	20,512	—	(7,624)	12,888	150,426	—	(54,865)	95,561
12-31-09	38,058	1	(6,827)	31,232	213,960	8	(43,348)	170,620
Class S
06-30-10	1,383,222	—	(1,695,400)	(312,178)	10,381,680	—	(12,382,103)	(2,000,423)
12-31-09	3,271,923	408	(3,984,151)	(711,820)	17,966,557	2,341	(23,288,823)	(5,319,925)

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
DFA Global Allocation
Class ADV
04-30-10(1)-06-30-10	2,518,645	—	—	2,518,645	25,174,466	—	—	25,174,466
Class I
04-30-10(1)-06-30-10	301	—	—	301	3,010	—	—	3,010
Class S
04-30-10(1)-06-30-10	301	—	—	301	3,010	—	—	3,010
Franklin Templeton Founding Strategy
Class ADV
06-30-10	144,941	—	(581)	144,360	1,124,357	—	(4,417)	1,119,940
12-31-09	—	—	—	—	—	—	—	—
Class I
06-30-10	61,170	—	(439,921)	(378,751)	470,908	—	(3,324,808)	(2,853,900)
12-31-09	519,748	6,530	(73,602)	452,676	3,897,564	42,577	(475,047)	3,465,094
Class S
06-30-10	845,366	—	(5,342,965)	(4,497,599)	6,568,893	—	(41,163,024)	(34,594,131)
12-31-09	4,339,422	5,075,326	(9,514,500)	(99,752)	27,745,073	32,989,644	(62,792,441)	(2,057,724)
Oppenheimer Active Allocation
Class S
06-30-10	1,300,934	—	(438,788)	862,146	12,680,806	—	(4,242,871)	8,437,935
12-31-09	2,098,486	19,299	(365,718)	1,752,067	17,135,896	187,721	(3,440,298)	13,883,319

(1)	Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

No dividends or distributions were made during the six months ended June 30, 2010. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2009 was as follows:

	Ordinary Income	Long-Term Capital Gains	Dividends Paid Deduction on Redemptions
DFA Global All Equity	$2,349	$—	$—
Franklin Templeton Founding Strategy	22,352,008	10,680,213	—
Oppenheimer Active Allocation	179,886	36,724	3,809

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
DFA Global All Equity	$3,100,111	$(1,598,993)	$—	$(60,713,591)	2016
Franklin Templeton Founding Strategy	21,610,269	(155,402,846)	(2,532,789)	(18,260,768)	2017
Oppenheimer Active Allocation	216,748	3,720,705	(1,552)	—	—

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (CONTINUED)

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2010, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
DFA Global All Equity
Class ADV	$0.1578	$—	$—	July 15, 2010	July 13, 2010
Class I	$0.1580	$—	$—	July 15, 2010	July 13, 2010
Class S	$0.1422	$—	$—	July 15, 2010	July 13, 2010
Franklin Templeton Founding Strategy
Class ADV	$0.2203	$—	$—	July 15, 2010	July 13, 2010
Class I	$0.2203	$—	$—	July 15, 2010	July 13, 2010
Class S	$0.2027	$—	$—	July 15, 2010	July 13, 2010
Oppenheimer Active Allocation
Class S	$0.0019	$0.0594	$—	July 15, 2010	July 13, 2010

On June 11, 2010, the Board approved changing the name of DFA Global All Equity. Effective on or about August 23, 2010, the Portfolio will be renamed “ING DFA World Equity Portfolio.”

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

21

ING DFA GLOBAL ALL EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Asset Allocation

as of June 30, 2010

(as a percent of net assets)

DFA U.S. Core Equity 1 Portfolio	21.7%
DFA Large Cap International Portfolio	21.7%
VA International Value Portfolio	10.7%
DFA Emerging Markets Core Equity Portfolio	9.2%
VA U.S. Large Value Portfolio	7.8%
DFA U.S. Small Cap Portfolio	6.9%
VA U.S. Targeted Value Portfolio	6.9%

DFA International Vector Equity Portfolio	6.0%
VA International Small Portfolio	5.0%
DFA International Real Estate Securities Portfolio	3.1%
ING Institutional Prime Money Market Fund – Class I	0.6%
Rolls-Royce Group PLC	0.0%
Other Assets and Liabilities – Net	0.4%

Net Assets	100.0%

Shares				Value

COMMON STOCK: 0.0%
		Industrials: 0.0%
5,798,250	@, I	Rolls-Royce Group PLC		$8,663
		Total Common Stock (Cost $ 4,396)		8,663

MUTUAL FUNDS: 99.0%
		Open-End Funds: 99.0%
808,691		DFA Emerging Markets Core Equity Portfolio		13,966,093
1,067,083		DFA International Real Estate Securities Portfolio		4,652,482
1,067,904		DFA International Vector Equity Portfolio		9,002,429
2,042,483		DFA Large Cap International Portfolio		32,843,122
3,731,773		DFA U.S. Core Equity 1 Portfolio		32,876,916
639,388		DFA U.S. Small Cap Portfolio		10,479,570
865,022		VA International Small Portfolio		7,508,395
1,651,876		VA International Value Portfolio		16,254,462
965,919		VA U.S. Large Value Portfolio		11,793,869
1,150,475		VA U.S. Targeted Value Portfolio		10,434,808
		Total Mutual Funds (Cost $ 173,076,111)		149,812,146
		Total Long-Term Investments (Cost $ 173,080,507)		149,820,809

SHORT-TERM INVESTMENTS: 0.6%
		Affiliated Mutual Fund: 0.6%
957,122		ING Institutional Prime Money Market Fund - Class I		957,122
		Total Short-Term Investments (Cost $ 957,122)		957,122

		Total Investments in Securities (Cost $ 174,037,629)*	99.6%	$150,777,931
		Other Assets and Liabilities - Net	0.4	567,823

		Net Assets	100.0%	$151,345,754

@	Non-income producing security
*	Cost for federal income tax purposes is $174,225,769.
I	Illiquid Security

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,267
Gross Unrealized Depreciation	(23,452,105)

Net Unrealized Depreciation	$(23,447,838)

See Accompanying Notes to Financial Statements

22

ING DFA GLOBAL ALL EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$—	$8,663	$—	$8,663
Mutual Funds	149,812,146	—	—	149,812,146
Short-Term Investments	957,122	—	—	957,122

Total Investments, at value	$150,769,268	$8,663	$—	$150,777,931

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

23

ING DFA GLOBAL ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Asset Allocation

as of June 30, 2010

(as a percent of net assets)

VA Global Bond Portfolio	15.4%
DFA Selectively Hedged Global Fixed Income Portfolio	15.2%
DFA Large Cap International Portfolio	13.2%
DFA U.S. Core Equity 1 Portfolio	12.7%
VA Short-Term Fixed Portfolio	10.2%
VA International Value Portfolio	6.5%
DFA Emerging Markets Core Equity Portfolio	6.3%
VA U.S. Large Value Portfolio	4.7%

VA U.S. Targeted Value Portfolio	4.2%
DFA U.S. Small Cap Portfolio	3.8%
VA International Small Portfolio	2.9%
DFA International Vector Equity Portfolio	2.9%
DFA International Real Estate Securities Portfolio	1.7%
ING Institutional Prime Money Market Fund – Class I	0.4%
Other Assets and Liabilities – Net	(0.1)%

Net Assets	100.0%

Shares			Value

MUTUAL FUNDS: 99.7%
	Open-End Funds: 99.7%
84,538	DFA Emerging Markets Core Equity Portfolio		$1,459,976
91,283	DFA International Real Estate Securities Portfolio		397,994
77,749	DFA International Vector Equity Portfolio		655,424
188,941	DFA Large Cap International Portfolio		3,038,176
352,842	DFA Selectively Hedged Global Fixed Income Portfolio		3,510,780
332,201	DFA U.S. Core Equity 1 Portfolio		2,926,689
53,029	DFA U.S. Small Cap Portfolio		869,139
310,123	VA Global Bond Portfolio		3,538,498
76,626	VA International Small Portfolio		665,109
152,728	VA International Value Portfolio		1,502,838
229,630	VA Short-Term Fixed Portfolio		2,356,003
89,455	VA U.S. Large Value Portfolio		1,092,248
105,253	VA U.S. Targeted Value Portfolio		954,648
	Total Mutual Funds (Cost $ 25,145,159)		22,967,522

SHORT-TERM INVESTMENTS: 0.4%
	Affiliated Mutual Fund: 0.4%
81,318	ING Institutional Prime Money Market Fund - Class I		81,318
	Total Short-Term Investments (Cost $ 81,318)		81,318

	Total Investments in Securities (Cost $ 25,226,477)*	100.1%	$23,048,840
	Other Assets and Liabilities - Net	(0.1)	(13,235)

	Net Assets	100.0%	$23,035,605

*	Cost for federal income tax purposes is $25,226,690.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$65,045
Gross Unrealized Depreciation	(2,242,895)

Net Unrealized Depreciation	$(2,177,850)

See Accompanying Notes to Financial Statements

24

ING DFA GLOBAL ALLOCATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Mutual Funds	$22,967,522	$—	$—	$22,967,522
Short-Term Investments	81,318	—	—	81,318

Total Investments, at value	$23,048,840	$—	$—	$23,048,840

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

25

ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Asset Allocation

as of June 30, 2010

(as a percent of net assets)

ING Franklin Income Portfolio – Class I	34.3%
ING Franklin Mutual Shares Portfolio – Class I	32.9%
ING Templeton Global Growth Portfolio – Class I	32.8%

Other Assets and Liabilities – Net	0.0%

Net Assets	100.0%

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
28,546,368	ING Franklin Income Portfolio - Class I		$269,192,248
37,334,411	ING Franklin Mutual Shares Portfolio - Class I		258,354,126
27,552,517	ING Templeton Global Growth Portfolio - Class I		257,340,511
	Total Investments in Affiliated Investment Companies (Cost $ 899,493,254)*	100.0%	$784,886,885

	Other Assets and Liabilities - Net	(0.0)	(317,961)

	Net Assets	100.0%	$784,568,924

*	Cost for federal income tax purposes is $973,839,333.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(188,952,448)

Net Unrealized Depreciation	$(188,952,448)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$784,886,885	$—	$—	$784,886,885

Total Investments, at value	$784,886,885	$—	$—	$784,886,885

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

26

ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Asset Allocation

as of June 30, 2010

(as a percent of net assets)

Oppenheimer Value Fund	18.9%
Oppenheimer International Growth Fund	14.1%
Oppenheimer Capital Appreciation Fund/VA	13.1%
Oppenheimer Core Bond Fund/VA	9.0%
Oppenheimer Main Street Small Cap Fund®/VA	7.9%
Oppenheimer Limited-Term Government Fund	6.1%
Oppenheimer Quest International Value Fund	6.0%
Oppenheimer International Bond Fund	4.6%
Oppenheimer Developing Markets Fund	4.5%
Oppenheimer Institutional Money Market Fund	3.3%
Oppenheimer Commodity Strategy Total Return Fund	2.6%

Oppenheimer High Income Fund/VA	2.1%
iShares Barclays TIPS Bond Fund	1.5%
Oppenheimer International Small Company Fund	1.3%
Oppenheimer Discovery Fund	1.2%
Oppenheimer Real Estate Fund	1.1%
Oppenheimer U.S. Government Trust	1.0%
Eaton Vance Floating-Rate Income Trust	1.0%
Market Vectors – Gold Miners ETF	0.9%
Oppenheimer Global Securities Fund	0.0%
Other Assets and Liabilities – Net	(0.2)%

Net Assets	100.0%

Shares		Value

EXCHANGE-TRADED FUNDS: 2.3%
4,510	iShares Barclays TIPS Bond Fund	$482,164
5,713	Market Vectors - Gold Miners ETF	296,847
	Total Exchange-Traded Funds (Cost $ 772,841)	779,011

MUTUAL FUNDS: 94.5%
	Closed-End Funds: 0.0%
22,980	Eaton Vance Floating-Rate Income Trust	332,750

	Open-End Funds: 93.5%
133,115	Oppenheimer Capital Appreciation Fund/VA	4,334,227
277,757	Oppenheimer Commodity Strategy Total Return Fund	847,159
402,373	Oppenheimer Core Bond Fund/VA	2,989,634
53,713	Oppenheimer Developing Markets Fund	1,474,971
8,672	Oppenheimer Discovery Fund	387,979
208	Oppenheimer Global Securities Fund	5,024
368,814	Oppenheimer High Income Fund/VA	704,436
242,706	Oppenheimer International Bond Fund	1,507,206
207,388	Oppenheimer International Growth Fund	4,680,756
24,330	Oppenheimer International Small Company Fund	434,054
215,164	Oppenheimer Limited-Term Government Fund	2,020,394
184,206	Oppenheimer Main Street Small Cap Fund®/VA	2,600,988
144,286	Oppenheimer Quest International Value Fund	1,995,469
23,747	Oppenheimer Real Estate Fund	371,636
36,633	Oppenheimer U.S. Government Trust	346,548
349,547	Oppenheimer Value Fund	6,274,369
		30,974,850
	Total Mutual Funds (Cost $ 28,991,624)	31,307,600
	Total Long-Term Investments (Cost $ 29,764,465)	32,086,611

See Accompanying Notes to Financial Statements

27

ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value

SHORT-TERM INVESTMENTS: 3.4%
	Money Market: 3.4%
1,105,516	Oppenheimer Institutional Money Market Fund		$1,105,516
	Total Short-Term Investments (Cost $ 1,105,516)		1,105,516

	Total Investments in Securities (Cost $ 30,869,981)*	100.2%	$33,192,127
	Other Assets and Liabilities - Net	(0.2)	(50,428)

	Net Assets	100.0%	$33,141,699

*	Cost for federal income tax purposes is $32,011,450.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,383,680
Gross Unrealized Depreciation	(1,203,003)

Net Unrealized Appreciation	$1,180,677

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$779,011	$—	$—	$779,011
Mutual Funds	31,307,600	—	—	31,307,600
Short-Term Investments	1,105,516	—	—	1,105,516

Total Investments, at value	$33,192,127	$—	$—	$33,192,127

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

28

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Investors Trust was held April 20, 2010, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1	To convert the ING Focus 5 Portfolio to a fund-of-funds structure.

2	Subject to shareholder approval of proposal 1, to amend the investment management agreement between Directed Services LLC (“DSL”), the Portfolio’s investment adviser, and the Trust, on behalf of the Portfolio, to reduce the advisory fee payable by the Portfolio to DSL.

Results:

Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
1*	19,275,501.592	1,098,250.489	1,537,599.438		21,911,351.519
2*	19,721,292.004	850,961.641	1,339,097.874		21,911,351.519

*	Proposals Passed

29

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW ADVISORY OR SUB-ADVISORY CONTRACTS

Section 15 of the Investment Company Act of 1940 Act, as amended (the “1940 Act”), mandates that, when a series of ING Investors (the “Trust”) enters into a new advisory or sub-advisory agreement, the Board of Trustees (the “Board”) of the Trust, including a majority of Board members who have no direct or indirect interest in the advisory contract or sub-advisory contract, and who are not “interested persons” of the Fund, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Thus, at a meeting held on January 7, 2010, the Board, including a majority of the Independent Trustees, considered whether to approve the investment advisory contract (the “Advisory Contract”) with Directed Services LLC (the “Adviser”) and the sub-advisory contract (“Sub-Advisory Contract”) between the Adviser and Dimensional Fund Advisors LP (“DFA” or the “Sub-Adviser”) for ING DFA Global Allocation Portfolio (the “Portfolio”), a series of the Trust.

The type and format of the information provided to the Board or to legal counsel for the Independent Trustees in connection with the contract approval process has been codified in the ING Funds 15(c) Methodology Guide. This Guide was developed under the direction of the Independent Trustees and sets out a blueprint pursuant to which the Independent Trustees request certain information that they deem important to facilitate an informed review in connection with initial approvals of advisory contracts. Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Trustees’ review of advisory arrangements (including the Fund’s Advisory and Sub-Advisory Contracts).

In determining whether to initially approve the Advisory and Sub-Advisory Contracts for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether each agreement, and the proposed policies and procedures for the Portfolio, should be approved. The materials provided to the Board in support of the Portfolio’s advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Portfolio that discusses, among other things: (a) the Adviser’s experience and expertise in the management of other funds within the ING Funds complex; (b) the experience of the Adviser overseeing sub-advisers to other funds within the ING Fund complex, including other funds-of-funds; and (c) the experience of DFA in managing asset allocation funds-of-funds; (2) information about the Portfolio’s investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s fee structure to its comparable selected peer group (“Selected Peer Group”) and Morningstar category medians; (4) responses to questions posed by K&L Gates LLP, independent legal counsel, on behalf of the Independent Trustees; (5) supporting documentation, including copies of the Advisory and Sub-Advisory Contracts for the Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by the Adviser in the context of its oversight of other sub-advisers managing funds in the ING Funds complex, and by DFA at the January 6, 2010 Joint Investment Review Committee regarding the Portfolio.

The Board’s consideration of whether to approve the Advisory Contract with the Adviser on behalf of the Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Adviser to the Portfolio under the Advisory Contract; (2) the Adviser’s experience as a manager-of-managers overseeing sub-advisers to other funds within the ING Funds complex; (3) the Adviser’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Portfolio and taking into account the sub-advisory fees payable by the Adviser to DFA; (5) the fairness of the Adviser’s compensation under an Advisory Contract with level fees that does not include breakpoints; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Portfolio, including that: (a) the proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Portfolio is below the average and median management fees of the funds in the Portfolio’s Selected Peer Group, and (b) the estimated expense ratio for the Fund is below the average and above the median and expense ratios of the funds in the Portfolio’s Selected Peer Group; (7) the projected profitability of the Adviser when sub-advisory fees payable by the Adviser to DFA are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities and resources of

30

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

the Adviser; (9) the Adviser’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the ING Funds complex; (10) the information that had been provided by the Adviser at regular Board meetings with respect to its capabilities as a manager of-managers in overseeing similar Funds; and (11) “fall-out benefits” to the Adviser and its affiliates that were anticipated to arise from the Adviser’s management of the Portfolio.

In reviewing the proposed Sub-Advisory Contract with DFA, the Board considered a number of factors, including, but not limited to, the following: (1) the Adviser’s view of the reputation of DFA and its sub-advisory services; (2) DFA’s strength and reputation in the industry; (3) the information that had been provided by DFA in advance of the January 6, 2010 Joint Investment Review Committees meeting at which DFA presented and the January 7, 2010 meeting of the Board with respect to DFA’s sub-advisory services; (4) the nature and quality of the services to be provided by DFA under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DFA; (6) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by DFA as the Portfolio’s Sub-Adviser; (7) the costs for the services to be provided by DFA; (8) DFA’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by the Trust’s Chief Compliance Officer; (9) DFA’s financial condition; (10) the appropriateness of the selection of DFA in light of the Portfolio’s investment objective and prospective investor base; and (11) DFA’s Code of Ethics, which were approved by the Board at its January 7, 2010 meeting.

After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by the Adviser to DFA is reasonable in the context of all factors considered by the Board; (4) the Adviser maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of its compliance programs; and (5) DFA maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Trust’s Chief Compliance Officer that DFA’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Advisory and Sub-Advisory Contracts for the Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

31

Investment Advisers

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

VPSAR-UIITF0F1AIS	(0610-081910)

Semi-Annual Report

June 30, 2010

ING Investors Trust

■	ING American Funds Asset Allocation Portfolio

■	ING American Funds Bond Portfolio

■	ING American Funds Growth Portfolio

■	ING American Funds Growth-Income Portfolio

■	ING American Funds International Portfolio

■	ING American Funds World Allocation Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Pay now and/or later

Dear Shareholder,

It’s summer, and it’s hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won’t matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President & Chief Executive Officer

ING Funds

July 10, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product (“GDP”) growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at “only” 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers’ index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund (“IMF”). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another “Lehman” event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual Portfolio Return				Hypothetical (5% return before expenses)
Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010**	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010**
ING American Funds Asset Allocation Portfolio
$1,000.00	$946.50	1.05%	$5.07	$1,000.00	$1,019.59	1.05%	$5.26
ING American Funds Bond Portfolio
$1,000.00	$1,045.00	1.02%	$5.17	$1,000.00	$1,019.74	1.02%	$5.11
ING American Funds Growth Portfolio
$1,000.00	$942.90	1.13%	$5.44	$1,000.00	$1,019.19	1.13%	$5.66
ING American Funds Growth-Income Portfolio
$1,000.00	$907.30	1.07%	$5.06	$1,000.00	$1,019.49	1.07%	$5.36
ING American Funds International Portfolio
$1,000.00	$865.20	1.32%	$6.10	$1,000.00	$1,018.25	1.32%	$6.61
ING American Funds World Allocation Portfolio*
$1,000.00	$959.10	0.79%	$3.84	$1,000.00	$1,020.88	0.79%	$3.96

*	Expense ratio does not include expense of underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios, including the expenses of the Master fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING American Funds Asset Allocation Portfolio	ING American Funds Bond Portfolio	ING American Funds Growth Portfolio
ASSETS:
Investments in master fund at value*(1)	$308,615,323	$522,829,639	$1,947,945,859
Cash	513	85,132	17,516
Receivables:
Investments in master fund sold	—	6,583,075	—
Fund shares sold	920,451	—	2,808,114
Prepaid expenses	1,372	2,365	9,964

Total assets	309,537,659	529,500,211	1,950,781,453

LIABILITIES:
Payable for investments in master fund purchased	920,451	—	2,797,473
Payable for fund shares redeemed	—	6,583,075	10,641
Accrued distribution fees	183,675	258,437	842,184
Payable for trustee fees	680	2,817	18,539
Other accrued expenses and liabilities	32,309	53,770	231,882

Total liabilities	1,137,115	6,898,099	3,900,719

NET ASSETS	$308,400,544	$522,602,112	$1,946,880,734

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$297,347,219	$483,930,755	$2,460,213,195
Undistributed net investment income	5,426,307	14,139,662	602,345
Accumulated net realized loss	(6,938,579)	(8,475,568)	(41,466,213)
Net unrealized appreciation or depreciation	12,565,597	33,007,263	(472,468,593)

NET ASSETS	$308,400,544	$522,602,112	$1,946,880,734

* Cost of investments in master fund	$296,049,726	$489,822,376	$2,420,414,452

Net assets	$308,400,544	$522,602,112	$1,946,880,734
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	37,119,403	51,159,613	48,135,435
Net asset value and redemption price per share	$8.31	$10.22	$40.45

(1)

The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Growth, ING American Funds Growth-Income Portfolio, and ING American Funds International are the Class 1 shares of the American Asset Allocation and American Bond and Class 2 shares for the American Growth, American Growth-Income and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING American Funds Growth-Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio
ASSETS:
Investments in master fund at value*(1)	$1,228,907,036	$1,194,026,334	$—
Investments in underlying funds at value**	—	—	117,317,253
Cash	53,835	38,122	—
Receivable for fund shares sold	6,370,129	8,157,899	194,326
Prepaid expenses	6,431	6,463	354
Reimbursement due from manager	—	—	4,662

Total assets	1,235,337,431	1,202,228,818	117,516,595

LIABILITIES:
Payable for investments in master fund purchased	6,368,597	8,156,255	194,327
Payable for fund shares redeemed	1,532	1,644	—
Accrued investment management fees	—	—	9,833
Accrued administrative fees	—	—	9,833
Accrued distribution fees	532,358	502,118	59,000
Payable for trustee fees	17,199	12,434	378
Other accrued expenses and liabilities	181,239	146,604	19,216

Total liabilities	7,100,925	8,819,055	292,587

NET ASSETS	$1,228,236,506	$1,193,409,763	$117,224,008

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,608,662,427	$1,557,808,276	$105,070,140
Undistributed net investment income	13,233,330	18,353,278	1,397,772
Accumulated net realized gain (loss)	(34,315,338)	(6,419,915)	5,597,692
Net unrealized appreciation or depreciation	(359,343,913)	(376,331,876)	5,158,404

NET ASSETS	$1,228,236,506	$1,193,409,763	$117,224,008

* Cost of investments in master fund	$1,588,250,949	$1,570,358,210	$—
** Cost of investments in underlying funds	$—	$—	$112,158,849

Net assets	$1,228,236,506	$1,193,409,763	$117,224,008
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	44,193,745	86,928,789	11,373,184
Net asset value and redemption price per share	$27.79	$13.73	$10.31

(1)

The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Growth, ING American Funds Growth-Income Portfolio, and ING American Funds International are the Class 1 shares of the American Asset Allocation and American Bond and Class 2 shares for the American Growth, American Growth-Income and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING American Funds Asset Allocation Portfolio	ING American Funds Bond Portfolio	ING American Funds Growth Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$1,326,251	$3,035,888	$3,807,229

Total investment income	1,326,251	3,035,888	3,807,229

EXPENSES:
Distribution and service fees	1,123,598	1,536,948	5,350,505
Transfer agent fees	152	273	1,192
Shareholder reporting expense	13,916	27,109	107,025
Professional fees	10,555	17,852	55,865
Custody and accounting expense	12,075	19,890	73,374
Trustee fees	4,337	7,353	28,094
Miscellaneous expense	6,885	6,228	26,430

Total expenses	1,171,518	1,615,653	5,642,485

Net investment income (loss)	154,733	1,420,235	(1,835,256)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss	(2,630,927)	(2,028,245)	(166,009)
Net change in unrealized appreciation or depreciation	(15,655,514)	23,084,948	(115,606,908)

Net realized and unrealized gain (loss)	(18,286,441)	21,056,703	(115,772,917)

Increase (decrease) in net assets resulting from operations	$(18,131,708)	$22,476,938	$(117,608,173)

(1)

The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Growth, ING American Funds Growth-Income Portfolio, and ING American Funds International are the Class 1 shares of the American Asset Allocation and American Bond and Class 2 shares for the American Growth, American Growth-Income and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING American Funds Growth-Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$3,635,385	$9,378,120	$—
Dividends from underlying funds	—	—	694,056

Total investment income	3,635,385	9,378,120	694,056

EXPENSES:
Investment management fees	—	—	59,770
Distribution and service fees	3,464,826	3,330,280	358,624
Transfer agent fees	718	895	68
Administrative service fees	—	—	59,770
Shareholder reporting expense	76,209	65,611	2,020
Professional fees	29,002	34,607	4,848
Custody and accounting expense	47,016	47,868	4,314
Trustee fees	20,851	17,796	295
Miscellaneous expense	19,935	21,485	1,507

Total expenses	3,658,557	3,518,542	491,216
Net waived and reimbursed fees	—	—	(18,528)

Net expenses	3,658,557	3,518,542	472,688

Net investment income (loss)	(23,172)	5,859,578	221,368

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss)	(7,987,215)	459,147	2,137,809
Net change in unrealized appreciation or depreciation	(117,154,659)	(198,372,253)	(7,633,687)

Net realized and unrealized loss	(125,141,874)	(197,913,106)	(5,495,878)

Decrease in net assets resulting from operations	$(125,165,046)	$(192,053,528)	$(5,274,510)

(1)

The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Growth, ING American Funds Growth-Income Portfolio, and ING American Funds International are the Class 1 shares of the American Asset Allocation and American Bond and Class 2 shares for the American Growth, American Growth-Income and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Funds Asset Allocation Portfolio		ING American Funds Bond Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$154,733	$5,281,680	$1,420,235	$12,724,276
Net realized loss	(2,630,927)	(2,817,961)	(2,028,245)	(3,947,394)
Net change in unrealized appreciation or depreciation	(15,655,514)	56,151,111	23,084,948	39,590,065

Increase (decrease) in net assets resulting from operations	(18,131,708)	58,614,830	22,476,938	48,366,947

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(3,955,292)	—	(14,047,481)
Net realized gains	—	(1,077,817)	—	(88,852)

Total distributions	—	(5,033,109)	—	(14,136,333)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,746,145	113,983,862	36,276,654	241,418,179
Reinvestment of distributions	—	5,033,109	—	14,136,333

	24,746,145	119,016,971	36,276,654	255,554,512
Cost of shares redeemed	(12,301,222)	(8,834,472)	(38,131,713)	(50,936,315)

Net increase (decrease) in net assets resulting from capital share transactions	12,444,923	110,182,499	(1,855,059)	204,618,197

Net increase (decrease) in net assets	(5,686,785)	163,764,220	20,621,879	238,848,811

NET ASSETS:
Beginning of period	314,087,329	150,323,109	501,980,233	263,131,422

End of period	$308,400,544	$314,087,329	$522,602,112	$501,980,233

Undistributed net investment income at end of period	$5,426,307	$5,271,574	$14,139,662	$12,719,427

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Funds Growth Portfolio		ING American Funds Growth-Income Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$(1,835,256)	$2,455,063	$(23,172)	$13,276,867
Net realized loss	(166,009)	(32,186,673)	(7,987,215)	(21,225,366)
Net change in unrealized appreciation or depreciation	(115,606,908)	641,030,781	(117,154,659)	343,904,064

Increase (decrease) in net assets resulting from operations	(117,608,173)	611,299,171	(125,165,046)	335,955,565

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(35,054,045)	—	(28,804,403)
Net realized gains	—	(239,737,684)	—	(90,524,474)

Total distributions	—	(274,791,729)	—	(119,328,877)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,764,422	104,227,020	14,996,537	47,565,189
Reinvestment of distributions	—	274,791,729	—	119,328,877

	18,764,422	379,018,749	14,996,537	166,894,066
Cost of shares redeemed	(125,547,589)	(138,156,993)	(82,215,394)	(72,681,182)

Net increase (decrease) in net assets resulting from capital share transactions	(106,783,167)	240,861,756	(67,218,857)	94,212,884

Net increase (decrease) in net assets	(224,391,340)	577,369,198	(192,383,903)	310,839,572

NET ASSETS:
Beginning of period	2,171,272,074	1,593,902,876	1,420,620,409	1,109,780,837

End of period	$1,946,880,734	$2,171,272,074	$1,228,236,506	$1,420,620,409

Undistributed net investment income at end of period	$602,345	$2,437,601	$13,233,330	$13,256,502

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Funds International Portfolio		ING American Funds World Allocation Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$5,859,578	$12,505,897	$221,368	$1,181,574
Net realized gain (loss)	459,147	(4,093,849)	2,137,809	3,516,738
Net change in unrealized appreciation or depreciation	(198,372,253)	399,353,838	(7,633,687)	12,622,167

Increase (decrease) in net assets resulting from operations	(192,053,528)	407,765,886	(5,274,510)	17,320,479

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(40,904,055)	—	(285,130)
Net realized gains	—	(188,005,316)	—	—

Total distributions	—	(228,909,371)	—	(285,130)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	37,366,974	131,288,136	27,807,710	84,251,092
Reinvestment of distributions	—	228,909,371	—	285,130

	37,366,974	360,197,507	27,807,710	84,536,222
Cost of shares redeemed	(90,416,774)	(91,232,990)	(8,520,930)	(11,484,159)

Net increase (decrease) in net assets resulting from capital share transactions	(53,049,800)	268,964,517	19,286,780	73,052,063

Net increase (decrease) in net assets	(245,103,328)	447,821,032	14,012,270	90,087,412

NET ASSETS:
Beginning of period	1,438,513,091	990,692,059	103,211,738	13,124,326

End of period	$1,193,409,763	$1,438,513,091	$117,224,008	$103,211,738

Undistributed net investment income at end of period	$18,353,278	$12,493,700	$1,397,772	$1,176,404

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets			Supplemental data			Ratios and supplemental data including the master fund

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income		From net realized gains from master fund		From return of capital from master fund	Total distributions		Net asset value, end of year or period	Total Return(1)	Expenses excluding expenses of the master fund(2)(3)	Net investment income (loss) excluding expenses of the master fund(2)(3)		Net assets, end of year or period	Portfolio turnover rate(4)		Expenses including gross expenses of the master fund(2)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)	Expenses including expenses net of all reductions of the master fund(2)	Portfolio turnover rate of the master fund

Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	(%)	(%)	(%)		($000’s)	(%)		(%)	(%)	(%)	(%)
ING American Funds Asset Allocation Portfolio
06-30-10	8.78	0.00	• *	(0.47)	(0.47)	—		—		—	—		8.31	(5.35)	0.73	0.10		308,401	4		1.05	1.05	1.05	23
12-31-09	7.26	0.17	•	1.50	1.67	0.12		0.03		—	0.15		8.78	23.37	0.74	2.18		314,087	4		1.06	1.06	1.06	41
04-28-08(5) - 12-31-08	10.00	0.44	•	(3.18)	(2.74)	—		—		—	—		7.26	(27.40)	0.78	8.32		150,323	9		1.10	1.07	1.07	36

ING American Funds Bond Portfolio
06-30-10	9.78	0.03		0.41	0.44	—		—		—	—		10.22	4.50	0.63	0.55		522,602	7		1.02	1.02	1.02	75
12-31-09	9.02	0.29	•	0.79	1.08	0.32		0.00	*	—	0.32		9.78	12.15	0.63	3.11		501,980	12		1.02	1.02	1.02	125
12-31-08	9.99	1.06	•	(2.03)	(0.97)	0.00	*	—		—	0.00	*	9.02	(9.71)	0.68	11.45		263,131	19		1.08	1.04	1.04	63
11-12-07(5) - 12-31-07	10.00	0.41	•	(0.42)	(0.01)	—		—		—	—		9.99	(0.10)	0.52	30.48		1	0	*	0.93	0.89	0.89	57

ING American Funds Growth Portfolio
06-30-10	42.90	(0.04)		(2.41)	(2.45)	—		—		—	—		40.45	(5.71)	0.53	(0.17)		1,946,881	1		1.13	1.13	1.13	15
12-31-09	36.46	0.05		12.68	12.73	0.80		5.49		—	6.29		42.90	38.70	0.53	0.13		2,171,272	6		1.13	1.13	1.13	37
12-31-08	71.12	0.18	•	(29.93)	(29.75)	0.47		4.44		—	4.91		36.46	(44.29)	0.53	0.33		1,593,903	16		1.11	1.08	1.08	26
12-31-07	64.29	0.19		7.37	7.56	0.18		0.55		—	0.73		71.12	11.76	0.52	0.31		2,532,008	3		1.10	1.07	1.07	40
12-31-06	58.81	0.20	•	5.46	5.66	0.11		0.07		—	0.18		64.29	9.65	0.53	0.33		2,041,273	1		1.12	1.09	1.09	35
12-31-05	50.88	0.12		7.82	7.94	—		0.01		—	0.01		58.81	15.61	0.52	0.27		1,550,350	1		1.12	1.09	1.09	29

ING American Funds Growth-Income Portfolio
06-30-10	30.63	(0.00	)• *	(2.84)	(2.84)	—		—		—	—		27.79	(9.27)	0.53	(0.00	)*	1,228,237	1		1.07	1.07	1.07	12
12-31-09	26.02	0.29		7.12	7.41	0.68		2.12		—	2.80		30.63	30.57	0.53	1.09		1,420,620	5		1.07	1.07	1.07	24
12-31-08	44.55	0.46	•	(16.94)	(16.48)	0.55		1.50		—	2.05		26.02	(38.19)	0.54	1.27		1,109,781	11		1.07	1.04	1.04	31
12-31-07	43.90	0.49	•	1.54	2.03	0.46		0.92		—	1.38		44.55	4.49	0.52	1.07		1,649,579	3		1.04	1.02	1.02	24
12-31-06	38.72	0.47	•	5.15	5.62	0.29		0.15		—	0.44		43.90	14.61	0.53	1.14		1,427,375	1		1.06	1.03	1.03	25
12-31-05	36.93	0.38	•	1.57	1.95	0.13		0.03		—	0.16		38.72	5.29	0.52	1.00		1,063,647	1		1.06	1.04	1.04	20

ING American Funds International Portfolio
06-30-10	15.87	0.07		(2.21)	(2.14)	—		—		—	—		13.73	(13.48)	0.53	0.88		1,193,410	3		1.32	1.32	1.32	12
12-31-09	13.99	0.15		5.04	5.19	0.59		2.72		—	3.31		15.87	42.36	0.53	1.08		1,438,513	8		1.32	1.32	1.32	46
12-31-08	26.26	0.29	•	(10.94)	(10.65)	0.38		1.24		—	1.62		13.99	(42.46)	0.54	1.44		990,692	23		1.31	1.26	1.26	52
12-31-07	22.56	0.28	•	4.07	4.35	0.23		0.42		—	0.65		26.26	19.41	0.52	1.15		1,608,774	6		1.29	1.24	1.24	41
12-31-06	19.24	0.27	•	3.24	3.51	0.15		0.04		—	0.19		22.56	18.35	0.53	1.30		1,126,589	4		1.32	1.27	1.27	29
12-31-05	16.03	0.23	•	3.10	3.33	0.09		0.03		—	0.12		19.24	20.92	0.52	1.33		718,768	2		1.34	1.29	1.29	40

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.500% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING American Funds World Allocation Portfolio
06-30-10	10.75	0.02	•	(0.46)	(0.44)	—	—	—	—	10.31	(4.09)	0.82	0.79	0.79	0.37	117,224	7
12-31-09	8.02	0.20	•	2.58	2.78	0.05	—	—	0.05	10.75	34.73	0.91	0.79	0.79	2.13	103,212	28
09-29-08(5) - 12-31-08	10.00	0.43	•	(2.41)	(1.98)	—	—	—	—	8.02	(19.80)	4.56	0.79	0.79	22.00	13,124	7

(1)

Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of fifty active separate investment series. The six portfolios included in this report are: ING American Funds Asset Allocation Portfolio (“Asset Allocation”), ING American Funds Bond Portfolio (“Bond”), ING American Funds Growth Portfolio (“Growth”), ING American Funds Growth-Income Portfolio (“Growth-Income”), ING American Funds International Portfolio (“International”), and ING American Funds World Allocation Portfolio (“World Allocation”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio (except World Allocation) operates as a “feeder fund” and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund (“Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. As of June 30, 2010 Asset Allocation, Bond, Growth, Growth-Income, and International held 3.3%, 5.6%, 8.5% 5.7% and 14.3% of the American Asset Allocation Fund, American Bond Fund, American Growth Fund, American Growth-Income Fund, and American International Fund, respectively. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund acquires an indirect interest in those securities.

Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by the participating insurance companies as well as qualified pension and retirement plans (“Qualified Plans”).

ING Investments, LLC (“ING Investments”) serves as the investment adviser to Asset Allocation, Bond, Growth, Growth-Income and International. Directed Services LLC (“DSL”) serves as the investment adviser to World Allocation. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (formerly,

ING Funds Distributor, LLC) (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

ING Investments, DSL, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. The valuation of each Portfolio’s (except World Allocation) investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds’ notes to financial statements, which accompany this report. The valuation of the World Allocation’s investments in its Underlying Funds is based on the net asset value of the Underlying Funds each business day.

Fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the master fund or underlying funds is recognized on the ex-dividend date and is recorded as dividends in the Statement of Operations. Capital gain distributions received from the master fund or underlying funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and related excise tax provisions and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT, ADMINISTRATIVE FEES AND MASTER FUNDS EXPENSES

ING Investments provides Asset Allocation, Bond, Growth, International and Growth-Income with advisory services, respectively, under a management agreement. Under the terms of the management agreement, during periods when Asset Allocation, Bond, Growth, International and Growth-Income invests all or substantially all of its assets in another investment company, each respective Portfolio pays no management fee. During periods when Asset Allocation, Bond, Growth, International and Growth-Income invest directly in investment securities, each respective Portfolio pays ING Investments a monthly management fee based on the following annual rates of the average daily net assets:

Portfolio	Fee
Asset Allocation	0.5000% of the first $600 million; 0.4200% on the next $600 million; 0.3600% on the next $800 million; 0.3200% on the next $1 billion; 0.2800% on the next $2 billion; 0.2600% on the next $3 billion; and 0.2500% of the amount in excess of $8 billion

Bond	0.48% of the first $600 million; 0.44% of the next $400 million; 0.40% of the next $1 billion; 0.38% of the next $1 billion; and 0.36% of the amount in excess of $3 billion

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT, ADMINISTRATIVE FEES AND MASTER FUNDS EXPENSES (continued)

Portfolio	Fee

Growth	0.50% of the first $600 million; 0.45% of the next $400 million; 0.42% of the next $1 billion; 0.37% of the next $1 billion; 0.35% on the next $2 billion; 0.33% of the next $3 billion; 0.315% of the next $5 billion; and 0.30% of the amount in excess of $13 billion

Growth-Income	0.50% of the first $600 million; 0.45% on the next $900 million; 0.40% on the next $1 billion; 0.32% on the next $1.5 billion; 0.285% on the next $2.5 billion; 0.256% on the next $4 billion; and 0.242% of the amount in excess of $10.5 billion

International	0.69% of the first $500 million; 0.59% on the next $500 million; 0.53% on the next $500 million; 0.50% on the next $1 billion; 0.48% on the next $1.5 billion; 0.47% on the next $2.5 billion; 0.46% on the next $4 billion; and 0.45% of the amount in excess of $10.5 billion

Because each of Asset Allocation, Bond, Growth, Growth-Income, and International invests all of its assets in a Master Fund, each respective Portfolio and its shareholders will bear the fees and expenses of each respective Portfolio and the Master Fund in which it invests, with the result that the respective Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities.

World Allocation has entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates DSL in the amount equal to 0.10% of the Portfolio’s average daily net assets.

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers.

During periods when Asset Allocation, Bond, Growth, Growth-Income, and International invest all or substantially all of their assets in another investment company, each respective Portfolio pays no administration fee. During periods when Asset Allocation, Bond, Growth, Growth-Income, and International invest directly in investment securities, each respective Portfolio pays the Administrator a monthly administration fee of 0.10% of its average daily net assets.

Investors in Asset Allocation, Bond, Growth, Growth-Income and International should recognize that an investment in each respective Portfolio bears not only a proportionate share of the expenses of such Portfolio (including operating costs and management fees) but also indirectly similar expenses of the Master Funds in which the respective Portfolio invests. These investors also bear the proportionate share of any sales charges incurred by each Portfolio related to the purchase of shares of the mutual fund investments.

For the six months ended June 30, 2010, Asset Allocation, Bond, Growth, Growth-Income, and International invested substantially all of their assets in their respective master Funds.

For World Allocation, the Administrator receives compensation in the amount equal to 0.10% of the Portfolio’s average daily net assets.

NOTE 4 — INVESTMENTS IN MASTER FUNDS AND UNDERLYING FUNDS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sales of the Master Funds or Underlying Funds, were as follows:

	Purchases	Sales
Asset Allocation	$25,051,666	$12,449,232
Bond	38,080,504	38,586,199
Growth	21,094,647	129,801,253
Growth-Income	17,157,703	84,513,434
International	44,435,823	91,774,529
World Allocation	27,978,967	8,468,152

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each of the Portfolios has entered into a Rule 12b-1 distribution plan (the “Distribution Plan”) with IID. The Distribution Plan provides that each Portfolio shall pay a 12b-1 distribution fee, for distribution services including payments to IID, at an annual rate not to exceed 0.35% of the average daily net assets of Bond and World Allocation, 0.45% of the average daily net assets of Asset Allocation and 0.50% of Growth, Growth-Income, and International. In addition, each Master Fund pays 0.25% of average assets annually to ING North America Insurance Company pursuant to a plan of distribution which fees are indirectly borne by Asset Allocation, Bond, Growth, Growth-Income, and International.

The Trust has entered into a Shareholder Service Plan (the ”Plan”) on behalf of Asset Allocation, Bond and World Allocation. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners. Under the Plan, Asset Allocation, Bond and World Allocation make payments to the Distributor at an annual rate of 0.25% of each respective Portfolio’s average daily net assets.

NOTE 6 — EXPENSE LIMITATIONS AGREEMENT

For World Allocation, DSL has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expense to the level listed below:

World Allocation(1)	0.79%

(1)	The operating expense limit applies only at the Portfolio level and does not limit fees payable by the underlying investment companies in which World Allocation invests.

DSL may at a later date recoup from World Allocation’s management fees waived and other expenses assumed by DSL during the previous 36 months, but only if, after such recoupment, that World Allocation’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by DSL of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Portfolio. Outstanding reimbursement balances due to World Allocation, if any, under its respective expense limitation agreements are reflected in Reimbursement Due from DSL on the accompanying Statement of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2010, the cumulative amounts of reimbursed fees that are subject to possible recoupment by DSL, and the related expiration dates are as follows:

	June 30,			Total
	2011	2012	2013
World Allocation	$—	$92,182	$37,544	$129,726

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Retirement Policy (the “Policy”) covering independent trustees of the Trust who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy. Benefits under the Policy are based on an annual rate as defined in the Policy.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL and ING Investments until distribution in accordance with the Plan.

At June 30, 2010, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the following Portfolios:

ING USA Annuity and Life Insurance Company — Asset Allocation (97.45%); Bond (96.52%); Growth (97.07%); Growth-Income (97.09%); International (96.69%); World Allocation (98.94%).

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
American Funds Asset Allocation
06-30-10	2,778,292	—	(1,427,350)	1,350,942	24,746,145	—	(12,301,222)	12,444,923
12-31-09	15,485,972	663,124	(1,082,286)	15,066,810	113,983,862	5,033,109	(8,834,472)	110,182,499
American Funds Bond
06-30-10	3,639,739	—	(3,803,551)	(163,812)	36,276,654	—	(38,131,713)	(1,855,059)
12-31-09	25,951,181	1,524,955	(5,316,314)	22,159,822	241,418,179	14,136,333	(50,936,315)	204,618,197
American Funds Growth
06-30-10	432,230	—	(2,910,262)	(2,478,032)	18,764,422	—	(125,547,589)	(106,783,167)
12-31-09	2,712,161	7,811,021	(3,623,934)	6,899,248	104,227,020	274,791,729	(138,156,993)	240,861,756
American Funds Growth-Income
06-30-10	505,192	—	(2,693,402)	(2,188,210)	14,996,537	—	(82,215,394)	(67,218,857)
12-31-09	1,755,974	4,650,385	(2,673,892)	3,732,467	47,565,189	119,328,877	(72,681,182)	94,212,884
American Funds International
06-30-10	2,455,666	—	(6,163,600)	(3,707,934)	37,366,974	—	(90,416,774)	(53,049,800)
12-31-09	8,782,490	17,608,413	(6,551,296)	19,839,607	131,288,136	228,909,371	(91,232,990)	268,964,517
American Funds World Allocation
06-30-10	2,558,340	—	(789,338)	1,769,002	27,807,710	—	(8,520,930)	19,286,780
12-31-09	9,068,641	31,230	(1,132,906)	7,966,965	84,251,092	285,130	(11,484,159)	73,052,063

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The value of your investment in Asset Allocation, Bond, Growth, Growth-Income, and International changes with the values of the corresponding Master Fund and its investments. World Allocation is also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the

Funds. Furthermore, the Investment Adviser’s allocation of the Funds’ assets may not anticipate market trends successfully. Assets will be allocated among Underlying Funds and markets based on judgments made by the Investment Adviser. There is a risk that a Fund may allocate assets to an asset class or market that underperforms other Underlying Funds. For example, a Fund may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Master Fund and/or certain Underlying Funds may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Master Fund and/or certain Underlying Funds. Foreign investments may also subject a Master Fund and/or certain Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

(continued)

security value and interest rate, all of which could affect the market and/or credit risk of a Master Fund and/or certain Underlying Funds investments.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.

Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

No dividends or distributions were made during the six months ended June 30, 2010. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2009 was as follows:

	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$3,960,064	$1,073,045
Bond	14,048,229	88,104
Growth	35,063,186	239,728,543
Growth-Income	28,816,378	90,512,499
International	40,904,055	188,005,316
World Allocation	285,130	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Asset Allocation	$5,271,574	$—	$23,913,459	$—	$—	—
Bond	12,719,427	—	4,006,149	—	(531,157)	2017
Growth	2,437,601	—	(388,263,413)	(1,670,651)	(8,227,825)	2017
Growth-Income	13,256,502	—	(264,438,845)	(1,140,461)	(2,938,071)	2017
International	13,364,998	936,840	(186,646,823)	—	—	—
World Allocation	4,363,713	316,348	12,748,317	—	—	—

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2010, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Asset Allocation	$0.1416	$—	$—	July 15, 2010	July 13, 2010
Bond	$0.2488	$—	$—	July 15, 2010	July 13, 2010
Growth	$0.0510	$—	$—	July 15, 2010	July 13, 2010
Growth-Income	$0.3016	$—	$—	July 15, 2010	July 13, 2010
International	$0.1447	$0.0101	$0.0109	July 15, 2010	July 13, 2010
World Allocation	$0.1034	$0.2801	$0.0278	July 15, 2010	July 13, 2010

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

MASTER FUND: 100.1%
22,122,962	American Funds Asset Allocation Fund - Class 1 Shares		$308,615,323
	Total Investments in Master Fund (Cost $ 296,049,726)*	100.1%	$308,615,323
	Other Assets and Liabilities - Net	(0.1)	(214,779)

	Net Assets	100.0%	$308,400,544

*	Cost for federal income tax purposes is $302,988,305.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,627,018
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$5,627,018

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table Investments, at value
Master Fund	$308,615,323	$—	$—	$308,615,323

Total Investments, at value	$308,615,323	$—	$—	$308,615,323

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

20

ING AMERICAN FUNDS BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

MASTER FUND: 100.0%
48,590,115	American Funds Bond Fund - Class 1 Shares		$522,829,639
	Total Investments in Master Fund (Cost $ 489,822,376)*	100.0%	$522,829,639
	Other Assets and Liabilities - Net	(0.0)	(227,527)

	Net Assets	100.0%	$522,602,112

*	Cost for federal income tax purposes is $497,677,415.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$25,152,224
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$25,152,224

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Master Fund	$522,829,639	$—	$—	$522,829,639

Total Investments, at value	$522,829,639	$—	$—	$522,829,639

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

21

ING AMERICAN FUNDS GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

MASTER FUND: 100.1%
44,780,365	American Funds Growth Fund - Class 2 Shares		$1,947,945,859
	Total Investments in Master Fund (Cost $ 2,420,414,452)*	100.1%	$1,947,945,859
	Other Assets and Liabilities - Net	(0.1)	(1,065,125)

	Net Assets	100.0%	$1,946,880,734

*	Cost for federal income tax purposes is $2,452,441,254.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(504,495,395)

Net Unrealized Depreciation	$(504,495,395)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Master Fund	$1,947,945,859	$—	$—	$1,947,945,859

Total Investments, at value	$1,947,945,859	$—	$—	$1,947,945,859

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

22

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

MASTER FUND: 100.1%
43,439,627	American Funds Growth-Income Fund - Class 2 Shares		$1,228,907,036
	Total Investments in Master Fund (Cost $ 1,588,250,949)*	100.1%	$1,228,907,036
	Other Assets and Liabilities - Net	(0.1)	(670,530)

	Net Assets	100.0%	$1,228,236,506

*	Cost for federal income tax purposes is $1,612,880,733.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(383,973,697)

Net Unrealized Depreciation	$(383,973,697)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table Investments, at value
Master Fund	$1,228,907,036	$—	$—	$1,228,907,036

Total Investments, at value	$1,228,907,036	$—	$—	$1,228,907,036

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

23

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

MASTER FUND: 100.1%
81,060,851	American Funds International Fund - Class 2 Shares		$1,194,026,334
	Total Investments in Master Fund (Cost $ 1,570,358,210)*	100.1%	$1,194,026,334
	Other Assets and Liabilities - Net	(0.1)	(616,571)

	Net Assets	100.0%	$1,193,409,763

*	Cost for federal income tax purposes is $1,580,795,769.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(386,769,435)

Net Unrealized Depreciation	$(386,769,435)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Master Fund	$1,194,026,334	$—	$—	$1,194,026,334

Total Investments, at value	$1,194,026,334	$—	$—	$1,194,026,334

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

24

ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Asset Allocation

as of June 30, 2010

(as a percent of net assets)

American Funds Growth Fund - Class 1 Shares	31.3%
American Funds Bond Fund - Class 1 Shares	29.4%
American Funds International Fund - Class 1 Shares	17.1%
American Funds New World Fund - Class 1 Shares	11.9%

American Funds Global Small Capitalization Fund - Class 1 Shares	7.0%
American Funds High-Income Bond Fund - Class 1 Shares	3.4%
Other Assets and Liabilities - Net	(0.1)%

Net Assets	100.0%

Shares			Value

UNDERLYING FUNDS: 100.1%
3,207,919	American Funds Bond Fund - Class 1 Shares		$34,517,209
482,909	American Funds Global Small Capitalization Fund - Class 1 Shares		8,204,626
837,535	American Funds Growth Fund - Class 1 Shares		36,742,658
367,230	American Funds High-Income Bond Fund - Class 1 Shares		3,951,398
1,352,384	American Funds International Fund - Class 1 Shares		20,001,757
735,040	American Funds New World Fund - Class 1 Shares		13,899,605
	Total Investments in Underlying Funds (Cost $ 112,158,849)*	100.1%	$117,317,253
	Other Assets and Liabilities - Net	(0.1)	(93,245)

	Net Assets	100.0%	$117,224,008

*	Cost for federal income tax purposes is $112,159,132.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,736,710
Gross Unrealized Depreciation	(578,589)

Net Unrealized Appreciation	$5,158,121

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Underlying Funds	$117,317,253	$—	$—	$117,317,253

Total Investments, at value	$117,317,253	$—	$—	$117,317,253

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

25

Investment Advisers

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributors, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UAMER	(0610-081910)

Semi-Annual Report

June 30, 2010

Adviser (“ADV”) and Institutional (“I”) Classes

ING Investors Trust

■	ING Retirement Conservative Portfolio

■	ING Retirement Growth Portfolio

■	ING Retirement Moderate Portfolio

■	ING Retirement Moderate Growth Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Pay now and/or later

Dear Shareholder,

It’s summer, and it’s hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won’t matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 10, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product (“GDP”) growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at “only” 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers’ index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund (“IMF”). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another “Lehman” event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**
ING Retirement Conservative Portfolio
Class ADV	$1,000.00	$1,004.80	0.42%	$2.09	$1,000.00	$1,022.71	0.42%	$2.11
Class I	1,000.00	1,005.90	0.17	0.85	1,000.00	1,023.95	0.17	0.85
ING Retirement Growth Portfolio
Class ADV	$1,000.00	$946.80	0.59%	$2.85	$1,000.00	$1,021.87	0.59%	$2.96
Class I	1,000.00	949.00	0.17	0.82	1,000.00	1,023.95	0.17	0.85
ING Retirement Moderate Portfolio
Class ADV	$1,000.00	$977.80	0.51%	$2.50	$1,000.00	$1,022.27	0.51%	$2.56
Class I	1,000.00	978.90	0.17	0.83	1,000.00	1,023.95	0.17	0.85
ING Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$960.70	0.55%	$2.67	$1,000.00	$1,022.07	0.55%	$2.76
Class I	1,000.00	961.50	0.16	0.78	1,000.00	1,024.00	0.16	0.80

*	Expense ratios do not include expense of underlying Portfolios.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Retirement Conservative Portfolio	ING Retirement Growth Portfolio	ING Retirement Moderate Portfolio	ING Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds*	457,247,017	4,265,252,266	1,819,764,345	3,032,954,562
Receivables:
Investments in affiliated underlying funds sold	174,209	950,412	1,200,692	772,721
Fund shares sold	57,893	87,623	271,958	102,933
Dividends and interest	689	68,710	17,513	36,409
Prepaid expenses	1,708	22,187	8,975	15,009

Total assets	457,481,516	4,266,381,198	1,821,263,483	3,033,881,634

LIABILITIES:
Payable for fund shares redeemed	232,102	846,822	1,446,599	832,410
Payable to affiliates	148,100	2,039,187	729,138	1,354,553
Payable for trustee fees	1,577	14,965	7,956	23,558
Other accrued expenses and liabilities	34,835	269,387	156,257	198,568

Total liabilities	416,614	3,170,361	2,339,950	2,409,089

NET ASSETS	$457,064,902	$4,263,210,837	$1,818,923,533	$3,031,472,545

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$443,579,387	$5,766,223,661	$2,084,587,017	$3,745,890,116
Undistributed net investment income	3,184,406	22,020,494	16,602,850	19,985,152
Accumulated net realized gain (loss)	725,798	(1,482,618,781)	(282,472,951)	(712,458,683)
Net unrealized appreciation or depreciation	9,575,311	(42,414,537)	206,617	(21,944,040)

NET ASSETS	$457,064,902	$4,263,210,837	$1,818,923,533	$3,031,472,545

* Cost of investments in affiliated underlying funds	$447,671,706	$4,307,666,803	$1,819,557,728	$3,054,898,602

Class ADV:
Net assets	$457,064,047	$4,220,980,211	$1,803,191,686	$3,012,029,513
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	54,549,076	474,485,551	186,446,664	324,600,071
Net asset value and redemption price per share	$8.38	$8.90	$9.67	$9.28
Class I:
Net assets	$855	$42,230,626	$15,731,847	$19,443,032
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	101	4,724,254	1,612,024	2,103,177
Net asset value and redemption price per share	$8.47	$8.94	$9.76	$9.24

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Retirement Conservative Portfolio	ING Retirement Growth Portfolio	ING Retirement Moderate Portfolio	ING Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,962,440	$17,878,485	$10,518,160	$13,480,957

Total investment income	2,962,440	17,878,485	10,518,160	13,480,957

EXPENSES:
Investment management fees	304,247	3,232,725	1,322,922	2,256,165
Distribution and service fees	1,086,596	11,432,718	4,684,026	8,007,506
Transfer agent fees:
Class ADV	326	2,598	1,169	1,573
Class I	—	25	9	10
Administrative service fees	217,318	2,309,077	944,939	1,611,538
Shareholder reporting expense	6,866	100,920	48,284	65,025
Registration fees	46	—	8	—
Professional fees	21,471	160,113	58,706	98,658
Custody and accounting expense	17,810	177,133	75,275	121,710
Trustee fees	6,416	57,802	24,666	42,670
Miscellaneous expense	9,011	74,156	32,189	50,100

Total expenses	1,670,107	17,547,267	7,192,193	12,254,955
Net waived and reimbursed fees	(756,269)	(4,026,246)	(2,431,637)	(3,382,781)

Net expenses	913,838	13,521,021	4,760,556	8,872,174

Net investment income	2,048,602	4,357,464	5,757,604	4,608,783

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Sale of affiliated underlying funds	29,931	56,113,328	24,472,678	43,353,972
Capital gain distributions from affiliated underlying funds	103,842	3,250,627	915,287	1,873,478

Net realized gain	133,773	59,363,955	25,387,965	45,227,450

Net change in unrealized appreciation or depreciation	(326,281)	(302,728,362)	(72,229,780)	(174,145,946)

Net realized and unrealized loss	(192,508)	(243,364,407)	(46,841,815)	(128,918,496)

Increase (decrease) in net assets resulting from operations	$1,856,094	$(239,006,943)	$(41,084,211)	$(124,309,713)

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Conservative Portfolio		ING Retirement Growth Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$2,048,602	$7,980,519	$4,357,464	$52,623,871
Net realized gain (loss)	133,773	36,720,099	59,363,955	(789,654,434)
Net change in unrealized appreciation or depreciation	(326,281)	10,458,391	(302,728,362)	1,556,921,129

Increase (decrease) in net assets resulting from operations	1,856,094	55,159,009	(239,006,943)	819,890,566

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,018)	—	(506)
Class I	—	(24)	—	(1,296,670)
Class S*	—	(9,178,719)	—	(146,399,051)
Class S2*	—	(29,296)	—	(467,264)
Net realized gains:
Class ADV	—	(11,283)	—	(254)
Class I	—	(82)	—	(542,197)
Class S*	—	(34,178,505)	—	(65,539,430)
Class S2*	—	(115,770)	—	(216,113)

Total distributions	—	(43,516,697)	—	(214,461,485)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	75,641,468	287,899,602	13,390,863	147,529,950
Proceeds from shares issued in merger (Note 9)	—	—	—	953,440,375
Reinvestment of distributions	—	43,516,485	—	214,461,485

	75,641,468	331,416,087	13,390,863	1,315,431,810
Cost of shares redeemed	(38,082,934)	(58,097,844)	(240,351,153)	(227,384,679)

Net increase (decrease) in net assets resulting from capital share transactions	37,558,534	273,318,243	(226,960,290)	1,088,047,131

Net increase (decrease) in net assets	39,414,628	284,960,555	(465,967,233)	1,693,476,212

NET ASSETS:
Beginning of period	417,650,274	132,689,719	4,729,178,070	3,035,701,858

End of period	$457,064,902	$417,650,274	$4,263,210,837	$4,729,178,070

Undistributed net investment income at end of period	$3,184,406	$1,135,804	$22,020,494	$17,663,030

*	Effective June 25, 2009, the LifeStyle Portfolios reorganized into the Retirement Portfolios. Subsequently, on October 24, 2009, Class S and S2 shareholders of ING LifeStyle Conservative Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Portfolio and ING LifeStyle Moderate Growth Portfolio were each converted to Class ADV shares of each respective Portfolio.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Moderate Portfolio		ING Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$5,757,604	$36,303,808	$4,608,783	$49,588,011
Net realized gain (loss)	25,387,965	(206,988,320)	45,227,450	(522,694,212)
Net change in unrealized appreciation or depreciation	(72,229,780)	507,136,308	(174,145,946)	1,112,686,785

Increase (decrease) in net assets resulting from operations	(41,084,211)	336,451,796	(124,309,713)	639,580,584

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,635)	—	(30)
Class I	—	(851,647)	—	(927,629)
Class S*	—	(96,102,271)	—	(144,698,619)
Class S2*	—	(1,092,399)	—	(634,543)
Net realized gains:
Class ADV	—	(782)	—	(14)
Class I	—	(174,278)	—	(322,177)
Class S*	—	(21,607,274)	—	(55,526,642)
Class S2*	—	(247,504)	—	(255,430)

Total distributions	—	(120,079,790)	—	(202,365,084)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	27,097,529	205,409,522	48,953,002	163,344,048
Reinvestment of distributions	—	120,079,734	—	202,365,040

	27,097,529	325,489,256	48,953,002	365,709,088
Cost of shares redeemed	(98,576,605)	(89,675,759)	(134,551,312)	(105,679,939)

Net increase (decrease) in net assets resulting from capital share transactions	(71,479,076)	235,813,497	(85,598,310)	260,029,149

Net increase (decrease) in net assets	(112,563,287)	452,185,503	(209,908,023)	697,244,649

NET ASSETS:
Beginning of period	1,931,486,820	1,479,301,317	3,241,380,568	2,544,135,919

End of period	$1,818,923,533	$1,931,486,820	$3,031,472,545	$3,241,380,568

Undistributed net investment income at end of period	$16,602,850	$10,845,246	$19,985,152	$15,376,369

*	Effective June 25, 2009, the LifeStyle Portfolios reorganized into the Retirement Portfolios. Subsequently, on October 24, 2009, Class S and S2 shareholders of ING LifeStyle Conservative Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Portfolio and ING LifeStyle Moderate Growth Portfolio were each converted to Class ADV shares of each respective Portfolio.

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Retirement Conservative Portfolio(a)
Class ADV
06-30-10	8.34	0.04		0.00 *	0.04	—		—		—	—		8.38	0.48	0.77	0.42	0.42	0.94	457,064	19
12-31-09	7.97	0.21	•	1.20	1.41	0.22		0.82		—	1.04		8.34	17.89	0.78	0.43	0.43	2.60	417,649	143
12-31-08	9.92	0.29	•	(2.24)	(1.95)	—		0.00	*	—	0.00	*	7.97	(19.66)	1.23	0.76	0.76	3.11	1	68
10-31-07(5) - 12-31-07	10.00	0.06		(0.14)	(0.08)	—		—		—	—		9.92	(0.80)	36.24	0.74	0.74	3.83	1	3
Class I
06-30-10	8.42	0.05		(0.00)*	0.05	—		—		—	—		8.47	0.59	0.27	0.17	0.17	1.23	1	19
12-31-09	8.01	0.24		1.23	1.47	0.24		0.82		—	1.06		8.42	18.52	0.20	0.17	0.17	2.91	1	143
12-31-08	9.93	0.39	•	(2.31)	(1.92)	0.00	*	0.00	*	—	0.00	*	8.01	(19.33)	0.48	0.16	0.16	4.25	1	68
10-31-07(5) - 12-31-07	10.00	0.08		(0.15)	(0.07)	—		—		—	—		9.93	(0.70)	35.49	0.14	0.14	5.01	1	3

ING Retirement Growth Portfolio(a)
Class ADV
06-30-10	9.40	0.01		(0.51)	(0.50)	—		—		—	—		8.90	(5.32)	0.77	0.59	0.59	0.18	4,220,980	13
12-31-09	7.95	0.11	•	1.87	1.98	0.36		0.17		—	0.53		9.40	25.90	0.74	0.56	0.56	1.23	4,683,690	120
12-31-08	13.47	0.44	•	(5.20)	(4.76)	0.10		0.66		—	0.76		7.95	(36.89)	0.92	0.76	0.76	5.20	13	83
12-31-07	13.43	0.07		0.39	0.46	0.08		0.34		—	0.42		13.47	3.33	0.91	0.74	0.74	0.55	1	37
04-28-06(5) - 12-31-06	12.92	0.06		0.75	0.81	0.06		0.24		—	0.30		13.43	6.54	0.90	0.74	0.74	0.75	1	21
Class I
06-30-10	9.42	0.03		(0.51)	(0.48)	—		—		—	—		8.94	(5.10)	0.27	0.17	0.17	0.61	42,231	13
12-31-09	7.97	0.16		1.88	2.04	0.42		0.17		—	0.59		9.42	26.61	0.19	0.16	0.16	1.82	45,488	120
12-31-08	13.57	0.22	•	(4.94)	(4.72)	0.22		0.66		—	0.88		7.97	(36.55)	0.17	0.16	0.16	2.02	24,913	83
12-31-07	13.48	0.16	•	0.42	0.58	0.15		0.34		—	0.49		13.57	4.15	0.16	0.14	0.14	1.16	38,624	37
04-28-06(5) - 12-31-06	12.92	0.11	•	0.75	0.86	0.06		0.24		—	0.30		13.48	6.94	0.16	0.14	0.14	1.31	16,877	21

ING Retirement Moderate Portfolio(a)
Class ADV
06-30-10	9.89	0.03		(0.25)	(0.22)	—		—		—	—		9.67	(2.22)	0.77	0.51	0.51	0.61	1,803,192	14
12-31-09	8.81	0.19	•	1.56	1.75	0.55		0.12		—	0.67		9.89	20.60	0.77	0.51	0.51	1.93	1,915,457	126
12-31-08	12.53	0.31	•	(3.50)	(3.19)	0.14		0.39		—	0.53		8.81	(26.31)	0.92	0.76	0.76	2.80	1	70
12-31-07	12.33	0.22		0.36	0.58	0.15		0.23		—	0.38		12.53	4.65	0.91	0.74	0.74	1.69	1	47
04-28-06(5) - 12-31-06	11.93	0.17	•	0.53	0.70	0.12		0.18		—	0.30		12.33	5.93	0.91	0.74	0.74	2.07	1	19
Class I
06-30-10	9.97	0.05		(0.26)	(0.21)	—		—		—	—		9.76	(2.11)	0.27	0.17	0.17	0.96	15,732	14
12-31-09	8.84	0.22	•	1.60	1.82	0.57		0.12		—	0.69		9.97	21.35	0.19	0.17	0.17	2.43	16,030	126
12-31-08	12.60	0.39	•	(3.52)	(3.13)	0.24		0.39		—	0.63		8.84	(25.83)	0.17	0.16	0.16	3.65	10,898	70
12-31-07	12.38	0.31	•	0.34	0.65	0.20		0.23		—	0.43		12.60	5.26	0.16	0.14	0.14	2.47	4,926	47
04-28-06(5) - 12-31-06	11.93	0.23	•	0.52	0.75	0.12		0.18		—	0.30		12.38	6.36	0.16	0.14	0.14	2.77	1,460	19

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Retirement Moderate Growth Portfolio(a)
Class ADV
06-30-10	9.66	0.02		(0.40)	(0.38)	—	—	—	—	9.28	(3.93)	0.76	0.55	0.55	0.28	3,012,030	14
12-31-09	8.27	0.14	•	1.80	1.94	0.37	0.18	—	0.55	9.66	24.24	0.75	0.54	0.54	1.53	3,221,966	128
12-31-08	12.89	0.22	•	(4.18)	(3.96)	0.13	0.53	—	0.66	8.27	(31.89)	0.92	0.76	0.76	1.99	1	74
12-31-07	12.78	0.14		0.39	0.53	0.12	0.30	—	0.42	12.89	4.10	0.91	0.74	0.74	1.11	1	37
04-28-06(5) - 12-31-06	12.30	0.12		0.67	0.79	0.11	0.20	—	0.31	12.78	6.62	0.91	0.74	0.74	1.49	1	20
Class I
06-30-10	9.61	0.03		(0.40)	(0.37)	—	—	—	—	9.24	(3.85)	0.26	0.16	0.16	0.68	19,443	14
12-31-09	8.30	0.18	•	1.80	1.98	0.49	0.18	—	0.67	9.61	24.88	0.18	0.16	0.16	2.03	19,415	128
12-31-08	12.98	0.29	•	(4.20)	(3.91)	0.24	0.53	—	0.77	8.30	(31.47)	0.17	0.16	0.16	2.65	16,019	74
12-31-07	12.83	0.24	•	0.39	0.63	0.18	0.30	—	0.48	12.98	4.86	0.16	0.14	0.14	1.86	17,903	37
04-28-06(5) - 12-31-06	12.30	0.21	•	0.63	0.84	0.11	0.20	—	0.31	12.83	7.03	0.16	0.14	0.14	2.68	6,164	20

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
(a)

References to each Portfolio’s financial highlights prior to October 24, 2009, include ING LifeStyle Conservative Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Portfolio and ING LifeStyle Moderate Growth Portfolio, respectively.

•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of fifty active separate investment series. The four Portfolios included in this report are: ING Retirement Conservative Portfolio (“Conservative”), ING Retirement Growth Portfolio (“Growth”), ING Retirement Moderate Portfolio (“Moderate”) and ING Retirement Moderate Growth Portfolio (“Moderate Growth”), (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust. The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

Each Portfolio is authorized to offer Class ADV and Class I shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, transfer agency out-of-pocket expenses, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios and certain other investment management companies.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. serves as the consultant (“IIM” or the “Consultant”) to the Investment Adviser. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Consultant, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. The valuations of the Funds’ investments in Underlying Funds are based on the NAVs of the Underlying Funds each business day.

Fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio.

If the Portfolios invest in Underlying Funds within the ING Funds Complex, the Investment Management Agreement compensates the Investment Adviser at an annual rate of 0.14% of each Portfolio’s average daily net assets. If the Portfolios invest outside of the ING Funds Complex and/or in direct investments, the Investment Management Agreement compensates the Investment Adviser at an annual rate of 0.24% of each Portfolio’s average daily net assets.

The Investment Adviser has engaged ING IM to act as a consultant. ING IM will perform tactical asset allocation analysis for the Investment Adviser. ING Investments pays ING IM a fee, computed daily and payable

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.03% on the first $500 million in assets; and 0.025% on the next $500 million — $1 billion in assets; and 0.02% on the next $1 — 2 billion in assets; and 0.01% on assets over $2 billion.

The Investment Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Investment Adviser has accordingly established an Asset Allocation Committee to review ING IM’s analysis and determine the asset allocation for each Portfolio.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. The Administrator is entitled to receive from the Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Administrator agreed to waive the fee through May 1, 2012.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$120,804,218	$81,175,916
Growth	598,692,027	821,334,882
Moderate	260,139,051	325,865,584
Moderate Growth	445,797,704	526,806,271

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service and Distribution Plan (the “Agreement”) for the ADV Class shares of each Portfolio. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of ADV Class shares. Under the Agreement, each Portfolio makes payments to the Distributor a service fee of 0.25% and a distribution (12b-1) fee of 0.25% of each Portfolio’s average daily net assets attributable to ADV Class. IID has contractually agreed to waive 0.2480%,

0.1587%, 0.1106% and 0.0751% of the distribution (12b-1) fee for the ADV Class shares of Conservative, Moderate, Moderate Growth and Growth, respectively. The actual distribution fee to be paid by Conservative, Moderate, Moderate Growth and Growth is at an annual rate of 0.002%, 0.0913%, 0.1394% and 0.1749%, respectively. The waiver will continue through at least May 1, 2012.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

Fund	Accrued Investment Management Fees	Accrued Shareholder Service and Distribution Fees	Total
Conservative	$52,893	$95,207	$148,100
Growth	509,155	1,530,032	2,039,187
Moderate	213,401	515,737	729,138
Moderate Growth	359,908	994,645	1,354,553

At June 30, 2010, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING USA Annuity and Life Insurance Company — Conservative (94.17%); Growth (95.90%); Moderate (94.62%); Moderate Growth (95.72%).

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust has adopted a Retirement Policy (“Policy”) covering independent trustees of the Trust who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy. The Trust adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	1.02%	0.77%
Growth	1.13%	0.88%
Moderate	1.04%	0.79%
Moderate Growth	1.09%	0.84%

(1)

The operating limits set out above apply at the Fund level and include expenses of the Underlying Funds in which the Portfolios invest. The amount of the fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months but only if, after such recoupment, that Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Investment Adviser on the accompanying Statements of Assets and Liabilities.

As of June 30, 2010, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Retirement Conservative
Class ADV
06-30-10	8,981,905	—	—	(4,489,014)	—	4,492,891	75,641,468	—	—	(38,082,934)	—	37,558,534
12-31-09	4,635,116	—	1,727	(1,669,318)	47,088,558	50,056,083	38,353,165	—	14,302	(13,923,502)	388,409,148	412,853,113
Class I
06-30-10	—	—	—	—	—	—	—	—	—	—	—	—
12-31-09	1	—	—	(1)	—	—	10	—	—	(11)	—	(1)
Class S(1)
06-30-10	—	—	—	—	—	—	—	—	—	—	—	—
12-31-09	30,323,463	—	5,211,746	(5,428,808)	(46,713,093)	(16,606,692)	248,287,632	—	43,357,223	(44,149,493)	(387,110,604)	(139,615,242)
Class S2(1)
06-30-10	—	—	—	—	—	—	—	—	—	—	—	—
12-31-09	143,390	—	17,601	(2,831)	(158,261)	(101)	1,258,795	—	144,960	(24,838)	(1,298,544)	80,373
Retirement Growth
Class ADV
06-30-10	1,217,855	—	—	(25,218,486)	—	(24,000,631)	11,542,766	—	—	(237,518,689)	—	(225,975,923)
12-31-09	602,025	101,709,072	93	(8,606,269)	404,779,597	498,484,518	5,612,849	937,542,309	760	(79,303,922)	3,731,177,782	4,595,029,778
Class I
06-30-10	194,529	—	—	(298,334)	—	(103,805)	1,848,097	—	—	(2,832,464)	—	(984,367)
12-31-09	742,938	1,721,386	220,754	(980,952)	—	1,704,126	6,123,411	15,898,066	1,838,867	(8,252,212)	—	15,608,132
Class S(1)
06-30-10	—	—	—	—	—	—	—	—	—	—	—	—
12-31-09	17,186,377	—	25,489,392	(17,217,001)	(403,233,679)	(377,774,911)	133,608,537	—	211,938,481	(138,805,971)	(3,718,097,118)	(3,511,356,071)
Class S2(1)
06-30-10	—	—	—	—	—	—	—	—	—	—	—	—
12-31-09	259,878	—	82,328	(129,341)	(1,421,741)	(1,208,876)	2,185,153	—	683,377	(1,022,574)	(13,080,664)	(11,234,708)

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Retirement Moderate
Class ADV
06-30-10	2,433,952	—	—	(9,599,770)	—	(7,165,818)	24,245,176	—	—	(95,763,173)	—	(71,517,997)
12-31-09	1,764,765	—	476	(2,188,295)	194,035,429	193,612,375	17,409,248	—	4,360	(21,359,136)	1,892,266,969	1,888,321,441
Class I
06-30-10	282,629	—	—	(279,058)	—	3,571	2,852,353	—	—	(2,813,432)	—	38,921
12-31-09	751,726	—	110,948	(487,379)	—	375,295	6,735,722	—	1,025,925	(4,348,017)	—	3,413,630
Class S(1)
06-30-10	—	—	—	—	—	—	—	—	—	—	—	—
12-31-09	19,529,336	—	12,798,057	(6,969,872)	(190,868,287)	(165,510,766)	171,830,616	—	117,709,546	(62,263,743)	(1,869,759,704)	(1,642,483,285)
Class S2(1)
06-30-10	—	—	—	—	—	—	—	—	—	—	—	—
12-31-09	1,056,514	—	146,053	(187,301)	(2,305,496)	(1,290,230)	9,433,936	—	1,339,903	(1,704,863)	(22,507,265)	(13,438,289)
Retirement Moderate Growth
Class ADV
06-30-10	4,746,872	—	—	(13,663,294)	—	(8,916,422)	46,420,608	—	—	(132,809,666)	—	(86,389,058)
12-31-09	1,673,574	—	—	(2,824,752)	334,667,589	333,516,411	15,978,076	—	—	(26,663,736)	3,178,495,090	3,167,809,430
Class I
06-30-10	260,227	—	—	(178,166)	—	82,061	2,532,394	—	—	(1,741,646)	—	790,748
12-31-09	508,705	—	144,293	(560,894)	—	92,104	4,326,137	—	1,249,806	(4,583,330)	—	992,613
Class S(1)
06-30-10	—	—	—	—	—	—	—	—	—	—	—	—
12-31-09	16,962,932	—	23,217,730	(8,645,224)	(335,751,669)	(304,216,231)	139,665,917	—	200,225,261	(72,144,454)	(3,163,609,553)	(2,895,862,829)
Class S2(1)
06-30-10	—	—	—	—	—	—	—	—	—	—	—	—
12-31-09	399,188	—	103,430	(271,643)	(1,583,086)	(1,352,111)	3,373,918	—	889,973	(2,288,419)	(14,885,537)	(12,910,065)

(1)	Effective June 25, 2009, the LifeStyle Portfolios reorganized into the Retirement Portfolios. Subsequently, on October 24, 2009, Class S and S2 shareholders of ING LifeStyle Conservative Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Portfolio and ING LifeStyle Moderate Growth Portfolio were each converted to Class ADV shares of each respective Portfolio.

NOTE 9 — REORGANIZATIONS

On October 24, 2009, ING LifeStyle Growth Portfolio, (“LifeStyle Growth” or “Acquiring Portfolio”) acquired all of the net assets of ING LifeStyle Aggressive Growth Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization (“Merger”) in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on September 24, 2009. In conjunction with the Merger, ING LifeStyle Growth Portfolio was reorganized with and into Retirement Growth (“Reorganization”). As a result of the Reorganization, each owner of Class ADV, Class S and Class S2 shares of LifeStyle Growth became a shareholder of Class ADV shares of Retirement Growth, and each owner of Class I shares of LifeStyle Growth became a shareholder of Class I shares of Retirement Growth. The primary purposes of the Merger and Reorganization were to improve the performance and lower the volatility of the Acquired and Acquiring Portfolios. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income	$58,692,813
Net realized and unrealized gain on investments	$963,170,367
Net increase in net assets resulting from operations	$1,021,863,180

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since December 31, 2009. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
LifeStyle Growth	ING LifeStyle Aggressive Growth Portfolio	$953,440	$3,758,967	$391,257	$39,993	0.9345

The net assets of LifeStyle Growth after the acquisition were $4,712,406,973.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2010. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2009 was as follows*:

	Ordinary Income	Long-Term Capital Gains
Conservative	$42,557,106	$959,591
Moderate	98,055,916	22,023,874
Moderate Growth	146,273,403	56,091,681

*	Effective with the Reorganization, Growth was a new tax reporting entity and had no distribution since the Reorganization.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Conservative	$1,137,252	$717,858	$9,774,311	$—	$—	—
Growth	17,663,030	—	233,182,195	(5,729,486)	(1,509,121,620)	2016
Moderate	10,845,246	—	66,391,009	(715,492)	(301,100,036)	2017
Moderate Growth	15,376,369	—	143,543,095	(1,369,394)	(747,657,928)	2017

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgements by the Adviser or Consultant. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2010, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.0205	$0.0001	$0.0130	July 15, 2010	July 13, 2010
Class I	$0.0180	$0.0001	$0.0130	July 15, 2010	July 13, 2010
Growth
Class ADV	$0.0370	$—	$—	July 15, 2010	July 13, 2010
Class I	$0.0448	$—	$—	July 15, 2010	July 13, 2010
Moderate
Class ADV	$0.0579	$—	$—	July 15, 2010	July 13, 2010
Class I	$0.0645	$—	$—	July 15, 2010	July 13, 2010
Moderate Growth
Class ADV	$0.0473	$—	$—	July 15, 2010	July 13, 2010
Class I	$0.0545	$—	$—	July 15, 2010	July 13, 2010

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

ING RETIREMENT PORTFOLIOS	PORTFOLIO ASSET ALLOCATION AS OF JUNE 30, 2010 (UNAUDITED)

The following table illustrates the net asset allocation of the underlying portfolios as of June 30, 2010 ( as a percent of net assets).

Affiliated Underlying Funds		ING Retirement Conservative Portfolio		ING Retirement Growth Portfolio		ING Retirement Moderate Growth Portfolio		ING Retirement Moderate Portfolio
ING BlackRock Inflation Protected Bond Portfolio - Class I	%	23.3		—		—		13.3
ING Euro STOXX 50 Index Portfolio - Class I	%	3.1		9.1		7.4		6.2
ING FTSE 100 Index Portfolio - Class I	%	2.3		6.8		5.6		4.7
ING Hang Seng Index Portfolio - Class I	%	0.4		1.1		0.9		0.8
ING Japan TOPIX Index Portfolio - Class I	%	2.0		5.8		4.8		4.0
ING Russell Mid Cap Index Portfolio - Class I	%	1.9		13.8		11.8		7.8
ING Russell Small Cap Index Portfolio - Class I	%	—		5.9		3.9		1.9
ING U.S. Bond Index Portfolio - Class I	%	47.6		25.8		36.0		37.8
ING U.S. Stock Index Portfolio - Class I	%	19.4		31.7		29.6		23.5
Other assets and liabilities - Net	%	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*

	%	100.0		100.0		100.0		100.0

(*)	Amount is more than (0.05)%

Portfolio holdings are subject to change daily.

18

ING RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
10,178,050	ING BlackRock Inflation Protected Bond Portfolio - Class I		$106,462,408
1,616,463	ING Euro STOXX 50 Index Portfolio - Class I		14,127,891
1,086,302	ING FTSE 100 Index Portfolio - Class I		10,613,169
147,425	ING Hang Seng Index Portfolio - Class I		1,780,888
952,909	ING Japan TOPIX Index Portfolio - Class I		9,052,632
976,529	ING Russell Mid Cap Index Portfolio - Class I		8,827,826
20,087,411	ING U.S. Bond Index Portfolio - Class I		217,546,663
9,870,616	ING U.S. Stock Index Portfolio - Class I		88,835,540
	Total Investments in Affiliated Investment Companies (Cost $ 447,671,706)*	100.0%	$457,247,017
	Other Assets and Liabilities - Net	(0.0)	(182,115)

	Net Assets	100.0%	$457,064,902

*	Cost for federal income tax purposes is $448,870,690.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,443,607
Gross Unrealized Depreciation	(5,067,280)

Net Unrealized Appreciation	$8,376,327

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$457,247,017	$—	$—	$457,247,017

Total Investments, at value	$457,247,017	$—	$—	$457,247,017

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

19

ING RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
44,196,168	ING Euro STOXX 50 Index Portfolio - Class I		$386,274,508
29,707,635	ING FTSE 100 Index Portfolio - Class I		290,243,597
4,031,280	ING Hang Seng Index Portfolio - Class I		48,697,863
26,066,423	ING Japan TOPIX Index Portfolio - Class I		247,631,020
65,021,078	ING Russell Mid Cap Index Portfolio - Class I		587,790,545
26,312,423	ING Russell Small Cap Index Portfolio - Class I		251,283,638
101,686,541	ING U.S. Bond Index Portfolio - Class I		1,101,265,244
150,229,539	ING U.S. Stock Index Portfolio - Class I		1,352,065,851
	Total Investments in Affiliated Investment Companies (Cost $ 4,307,666,803)*	100.0%	$4,265,252,266
	Other Assets and Liabilities - Net	(0.0)	(2,041,429)

	Net Assets	100.0%	$4,263,210,837

*	Cost for federal income tax purposes is $4,325,957,681.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$98,580,579
Gross Unrealized Depreciation	(159,285,994)

Net Unrealized Depreciation	$(60,705,415)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$4,265,252,266	$—	$—	$4,265,252,266

Total Investments, at value	$4,265,252,266	$—	$—	$4,265,252,266

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

20

ING RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
23,096,366	ING BlackRock Inflation Protected Bond Portfolio - Class I		$241,587,986
12,976,503	ING Euro STOXX 50 Index Portfolio - Class I		113,414,638
8,721,052	ING FTSE 100 Index Portfolio - Class I		85,204,683
1,183,501	ING Hang Seng Index Portfolio - Class I		14,296,687
7,650,827	ING Japan TOPIX Index Portfolio - Class I		72,682,859
15,679,674	ING Russell Mid Cap Index Portfolio - Class I		141,744,252
3,701,366	ING Russell Small Cap Index Portfolio - Class I		35,348,046
63,487,878	ING U.S. Bond Index Portfolio - Class I		687,573,714
47,545,720	ING U.S. Stock Index Portfolio - Class I		427,911,480
	Total Investments in Affiliated Investment Companies (Cost $ 1,819,557,728)*	100.0%	$1,819,764,345
	Other Assets and Liabilities - Net	(0.0)	(840,812)

	Net Assets	100.0%	$1,818,923,533

*	Cost for federal income tax purposes is $1,823,895,451.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$44,386,221
Gross Unrealized Depreciation	(48,517,327)

Net Unrealized Depreciation	$(4,131,106)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$1,819,764,345	$—	$—	$1,819,764,345

Total Investments, at value	$1,819,764,345	$—	$—	$1,819,764,345

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

21

ING RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
25,848,438	ING Euro STOXX 50 Index Portfolio - Class I		$225,915,347
17,373,779	ING FTSE 100 Index Portfolio - Class I		169,741,825
2,357,632	ING Hang Seng Index Portfolio - Class I		28,480,190
15,243,522	ING Japan TOPIX Index Portfolio - Class I		144,813,463
39,455,819	ING Russell Mid Cap Index Portfolio - Class I		356,680,605
12,418,628	ING Russell Small Cap Index Portfolio - Class I		118,597,899
100,773,898	ING U.S. Bond Index Portfolio - Class I		1,091,381,317
99,704,880	ING U.S. Stock Index Portfolio - Class I		897,343,916
	Total Investments in Affiliated Investment Companies (Cost $ 3,054,898,602)*	100.0%	$3,032,954,562
	Other Assets and Liabilities - Net	(0.0)	(1,482,017)

	Net Assets	100.0%	$3,031,472,545

*	Cost for federal income tax purposes is $3,062,056,737.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$62,481,224
Gross Unrealized Depreciation	(91,583,399)

Net Unrealized Depreciation	$(29,102,175)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$3,032,954,562	$—	$—	$3,032,954,562

Total Investments, at value	$3,032,954,562	$—	$—	$3,032,954,562

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

22

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-URETADVI	(0610-081310)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item  6.  Schedule of Investments.

For the Portfolios that have a complete Schedule of investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ING Artio Foreign Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)

Shares					Value

COMMON STOCK:			91.2%
		Australia:		1.2%
116,613		Aquarius Platinum Ltd.			$566,193
884,923	@	Asciano Group			1,188,358
2,339,786		Macquarie Airports Management Ltd.			5,243,876
116,548		Newcrest Mining Ltd.			3,400,470

					10,398,897

		Austria:		1.4%
302,017	S	Erste Bank der Oesterreichischen Sparkassen AG			9,582,489
87,601	S	OMV AG			2,630,712
25,480	@, L	Wienerberger AG			309,702

					12,522,903

		Belgium:		0.3%
69,839	@, S	KBC Groep NV			2,676,952
					2,676,952
		Brazil:		1.1%
25,006		All America Latina Logistica S.A.			195,476
62,269		Amil Participacoes S.A.			505,397
66,085		Centrais Eletricas Brasileiras S.A.			882,354
444,331	@	Hypermarcas SA			5,698,760
83,467		Perdigao S.A.			1,096,863
64,132		Vale S.A. ADR			1,561,614

					9,940,464

		Canada:		5.8%
21,247		Agnico-Eagle Mines Ltd.			1,288,931
37,107	L	Bank of Montreal			2,012,642
63,315		Bank of Nova Scotia			2,917,290
323,567		Barrick Gold Corp.			14,686,729
25,274		Canadian Imperial Bank of Commerce			1,570,262
13,981		Canadian Pacific Railway Ltd.			749,383
26,797		EnCana Corp.			811,550
116,776		GoldCorp, Inc.			5,112,892
37,596		Iamgold Corp.			662,888
8,737	L	IGM Financial, Inc.			304,652
122,050	@	Ivanhoe Mines Ltd.			1,581,015
69,385		Kinross Gold Corp.			1,186,236
7,929		Potash Corp. of Saskatchewan			682,927
95,622		Royal Bank of Canada			4,554,070
210,830	@	Silver Wheaton Corp.			4,224,324
102,105		Suncor Energy, Inc.			3,004,978
134,134		Talisman Energy, Inc.			2,028,611
60,076		Toronto Dominion Bank			3,892,765

					51,272,145

		China:		2.0%
7,277,228	L	Beijing Capital International Airport Co., Ltd.			4,264,883
875,000		China Yurun Food Group Ltd.			2,751,608
212,000		Hengan International Group Co., Ltd.			1,716,657
60,949	L	Mindray Medical International Ltd. ADR			1,915,018
394,000		Shandong Weigao Group Medical Polymer Co., Ltd.			1,716,321
977,200		Sinopharm Group Co.			3,560,545
96,000		Tsingtao Brewery Co., Ltd.			448,462
718,000		Wumart Stores, Inc.			1,280,550

					17,654,044

		Czech Republic:		1.7%
92,092	S	Komercni Banka A/S			14,745,095

					14,745,095

		Denmark:		0.8%
236		AP Moller - Maersk A/S - Class B			1,858,693
68,745		Novo-Nordisk A/S			5,554,097

					7,412,790

		Finland:		1.1%
80,875	S	Fortum OYJ			1,775,267
53,274		Kesko OYJ			1,723,220
374,892		Stora Enso OYJ (Euro Denominated Security)			2,708,876
258,486	S	UPM-Kymmene OYJ			3,422,181

					9,629,544

		France:		4.9%
27,739		ADP			1,779,559
35,509		Carrefour S.A.			1,408,557
21,510		CFAO S.A.			578,475
15,710		Cie Generale D’Optique Essilor International S.A.			933,567
72,992		Eutelsat Communications			2,443,604
180,989		Groupe Danone			9,702,877
25,294	L	Iliad S.A.			1,964,181
49,412	S	LVMH Moet Hennessy Louis Vuitton S.A.			5,378,157
19,119	S	PPR			2,375,026
27,874	S, L	Publicis Groupe			1,111,890
17,819		Safran S.A.			497,067
104,394		Sanofi-Aventis			6,287,383
20,865		Schneider Electric S.A.			2,107,369
31,990		Sodexho Alliance S.A.			1,775,349
18,909		Technip S.A.			1,084,545
3,982		Vallourec			686,547
87,046		Veolia Environnement			2,044,973
37,882	L	Vinci S.A.			1,572,927

					43,732,053

		Germany:		6.3%
38,772	S	Allianz AG			3,837,404
38,228		Bayer AG			2,136,240
15,453	S	Bilfinger Berger AG			856,381
126,284	@	DaimlerChrysler AG			6,388,154
46,442		Deutsche Boerse AG			2,821,521
140,315		E.ON AG			3,772,828
277,164	S, L	Fraport AG Frankfurt Airport Services Worldwide			11,787,470
95,730		Fresenius AG			6,346,131
68,196		HeidelbergCement AG			3,222,996
5,910	S	Henkel KGaA			241,884
75,106	S	MAN AG			6,191,904
19,613	S	Metro AG			1,000,687
35,854	S	RWE AG			2,346,144
54,706	S, L	SAP AG			2,432,630
22,437		Siemens AG			2,006,764

					55,389,138

		Greece:		0.3%
139,352		Coca-Cola Hellenic Bottling Co. S.A.			2,986,475

					2,986,475

		Hong Kong:		2.5%
1,433,000		China Mengniu Dairy Co., Ltd.			4,644,637
1,147,815		China Merchants Holdings International Co., Ltd.			3,789,226
2,562,000		China Resources Enterprise			9,431,857
6,231,994	@	GOME Electrical Appliances Holdings Ltd.			1,880,646
3,677,000	L	Lenovo Group Ltd.			1,972,890

					21,719,256

		Hungary:		0.8%
342,695	@, L	OTP Bank Nyrt			6,909,537

					6,909,537

		India:		2.8%
83,911		ACC Ltd.			1,577,263
130,783		Axis Bank Ltd.			3,467,059
127,967		Bharti Airtel Ltd.			720,457
14,624		Dr Reddys Laboratories Ltd.			456,951
297,897		Gujarat Ambuja Cements Ltd.			730,739
325,845		ICICI Bank Ltd.			5,959,485
161,609		Larsen & Toubro Ltd.			6,250,649
381,359		Tata Steel Ltd.			3,948,084
75,417		Ultratech Cement Ltd.			1,421,055

					24,531,742

		Indonesia:		0.2%
1,760,985		Telekomunikasi Indonesia Tbk PT			1,492,635

					1,492,635

		Ireland:		0.4%
543,032	@, S	Dragon Oil PLC			3,294,358

					3,294,358

		Israel:		0.5%
87,167		Teva Pharmaceutical Industries Ltd. ADR			4,531,812

					4,531,812

		Italy:		0.8%
143,374		Buzzi Unicem S.p.A.			1,437,804
122,664	S	ENI S.p.A.			2,251,634
45,053	S	Saipem S.p.A.			1,372,237
1,194,386		Telecom Italia S.p.A.			1,319,026
1,063,786		Telecom Italia S.p.A. RNC			971,729

					7,352,430

		Japan:		9.7%
25,516		Aisin Seiki Co., Ltd.			686,956
55,000		Asahi Breweries Ltd.			931,757
225,500		Asahi Glass Co., Ltd.			2,117,407
280,000		Bank of Yokohama Ltd.			1,280,851
74,141	S	Canon, Inc.			2,763,194
345		Central Japan Railway Co.			2,848,612
222,200		Chiba Bank Ltd.			1,341,445
30,500		Daikin Industries Ltd.			929,955
44,822		Denso Corp.			1,238,831
24,860		Diamond Lease Co., Ltd.			838,586
38,800		East Japan Railway Co.			2,583,520
25,700	L	Eisai Co., Ltd.			852,749
30,400		Fanuc Ltd.			3,432,846
178,000		Fukuoka Financial Group, Inc.			740,949
246,620		Honda Motor Co., Ltd.			7,243,931
222,100		Itochu Corp.			1,736,259
64,300		Kirin Brewery Co., Ltd.			809,510
65,228		Komatsu Ltd.			1,174,504
90,829		Kubota Corp.			696,686
9,800		Kyocera Corp.			793,372
163,024		Matsushita Electric Industrial Co., Ltd.			2,035,657
296,700		Mazda Motor Corp.			693,342
158,500		Mitsubishi Corp.			3,279,118
259,286		Mitsubishi Electric Corp.			2,023,706
703,200		Mitsubishi UFJ Financial Group, Inc.			3,193,025
33,600		NGK Insulators Ltd.			523,321
49,200		Nidec Corp.			4,118,885
17,000		Nintendo Co., Ltd.			4,991,357
23,800		Nippon Telegraph & Telephone Corp.			969,514
315,600	@	Nissan Motor Co., Ltd.			2,199,252
57,000		NSK Ltd.			395,873
724		NTT DoCoMo, Inc.			1,096,346
107,800		Resona Holdings, Inc.			1,315,590
64,207		Ricoh Co., Ltd.			818,737
12,000		Shin-Etsu Chemical Co., Ltd.			557,942
24,100		SMC Corp.			3,223,900
70,866		Sony Corp.			1,890,210
20,100		Stanley Electric Co., Ltd.			332,862
120,500		Sumitomo Mitsui Financial Group, Inc.			3,410,435
363,100		Sumitomo Trust & Banking Co., Ltd.			1,848,602
179,928		Suzuki Motor Corp.			3,531,162
28,500		Takeda Pharmaceutical Co., Ltd.			1,224,151
97,533	S	Toyota Motor Corp.			3,351,103
36,600		Uni-Charm Corp.			4,127,247

					86,193,257

		Kenya:		0.1%
16,462,048		Safaricom Ltd.			1,167,950

					1,167,950

		Lebanon:		0.3%
102,506	#	Solidere GDR			2,262,307

					2,262,307

		Luxembourg:		0.6%
126,731	@, S, L	Evraz Group SA GDR - Reg S			2,955,755
148,457	@	L’OCCITANE International			323,723
105,714		SES S.A.			2,198,488

					5,477,966

		Macau:		0.1%
897,200	@	Sands China Ltd.			1,326,043

					1,326,043

		Mexico:		1.5%
323,850	@	Cemex SA de CV ADR			3,131,630
614,459	@	Cemex SAB de C.V.			595,785
155,978	@	Fomento Economico Mexicano SA de CV ADR			674,177
140,648		Fomento Economico Mexicano SA de CV ADR			6,068,961
113,265	@	Grupo Comercial Chedraui			296,013
631,468	@	Grupo Financiero Banorte SA de CV			2,392,470

					13,159,036

		Netherlands:		6.2%
15,559		ASML Holding NV			428,183
75,835	@	European Aeronautic Defence and Space Co. NV			1,547,630
18,789		Heineken Holding NV			686,405
98,596		Heineken NV			4,179,225
107,894		Koninklijke Philips Electronics NV			3,221,945
43,571	@	Randstad Holdings NV			1,712,135
366,740		Royal Dutch Shell PLC			9,219,006
269,181		Royal Dutch Shell PLC - Class A			6,793,061
365,964		Royal KPN NV			4,664,776
213,193		TNT NV			5,369,726
468,448	S	Unilever NV			12,792,974
135,093	@	X5 Retail Group N.V. GDR			4,533,601

					55,148,667

		Nigeria:		0.2%
3,730,855		Nigerian Breweries PLC			1,569,051

					1,569,051

		Norway:		1.1%
148,591		DnB NOR ASA			1,429,178
2,587,841		Marine Harvest			1,708,876
284,553		Statoil ASA			5,481,864
117,589		Telenor ASA			1,481,305

					10,101,223

		Papua New Guinea:		0.2%
536,671		Lihir Gold Ltd.			1,930,729

					1,930,729

		Poland:		1.5%
136,145		Bank Pekao S.A.			6,208,796
16,701		Bank Zachodni WBK S.A.			945,394
589,463		Powszechna Kasa Oszczednosci Bank Polski S.A.			6,287,457

					13,441,647

		Portugal:		0.2%
120,295		Galp Energia SGPS S.A.			1,796,859

					1,796,859

		Romania:		0.2%
75,000		Romanian Bank for Development SA			224,001
15,266,000	@	SNP Petrom SA			1,288,948

					1,512,949

		Russia:		5.7%
12,675	L	CTC Media, Inc.			183,027
17,519,995	@	IDGC Holding JSC			1,839,599
18,797	L	Magnit OAO			1,529,338
169,500	S	Magnit OAO GDR			2,905,669
64,351	S	Mechel OAO ADR			1,167,327
279,582	S	MMC Norilsk Nickel ADR			4,039,960
20,177	S	Novatek OAO GDR			1,438,175
110,084		Novorossiysk Commercial Sea Port GDR			1,192,241
53,600	S, L	OAO Gazprom ADR			1,005,000
605,350	@, S	OAO Rosneft Oil Co. GDR			3,691,557
21,618,500	@, S	OGK-3 OJSC			1,134,971
5,455,275	@	OGK-4 OJSC			423,065
76,599	@, S	Pharmstandard			5,591,727
177,500	@, S	Pharmstandard - Reg S GDR			3,863,658
6,141,676		Sberbank of Russian Federation			14,985,682
436,654		TNK-BP Holding			905,098
56,883		Uralkali GDR			1,012,408
713,863	L	VTB Bank OJSC GDR			3,429,294

					50,337,796

		South Africa:		2.2%
39,851		Anglogold Ashanti Ltd. ADR			1,719,929
446,528	@	Aspen Pharmacare Holdings Ltd.			4,409,412
73,449		Impala Platinum Holdings Ltd.			1,709,457
92,611		Massmart Holdings Ltd.			1,419,405
416,984		Shoprite Holdings Ltd.			4,482,969
314,933		Standard Bank Group Ltd.			4,176,354
59,232		Tiger Brands Ltd.			1,309,792

					19,227,318

		South Korea:		1.7%
40,070		Hankook Tire Co., Ltd.			909,093
55,508		Hyundai Motor Co.			6,494,922
9,272		Posco			3,513,261
6,734		Samsung Electronics Co., Ltd.			4,223,661

					15,140,937

		Spain:		0.2%
47,477	@	Amadeus IT Holding SA			754,746
44,629		Repsol YPF S.A.			900,619

					1,655,365

		Sweden:		1.1%
105,326		Atlas Copco AB - Class A			1,539,937
111,743		Hennes & Mauritz AB			3,070,962
114,902		Sandvik AB			1,401,568
22,159		Swedish Match AB			484,226
267,128	@	Volvo AB - B Shares			2,954,116

					9,450,809

		Switzerland:		7.2%
123,774	@	ABB Ltd.			2,154,980
92,064		Credit Suisse Group			3,461,352
4,557		Flughafen Zuerich AG			1,352,916
9,870 S		Holcim Ltd.			660,716
229,925		Nestle S.A.			11,086,715
113,415		Nobel Biocare Holding AG			1,952,365
328,189		Novartis AG			15,905,065
60,078		Roche Holding AG - Genusschein			8,269,239
6,686		Swatch Group AG - BR			1,885,620
52,359		Swiss Reinsurance			2,151,339
4,159		Swisscom AG			1,409,982
23,301		Syngenta AG			5,382,905
221,251	@	UBS AG - Reg			2,931,093
249,966		Xstrata PLC			3,273,216
9,384		Zurich Financial Services AG			2,068,361

					63,945,864

		Taiwan:		3.2%
2,060,000		Acer, Inc.			4,780,774
254,550		Asustek Computer, Inc.			1,875,043
549,000		High Tech Computer Corp.			7,290,779
2,226,000	@	HON HAI Precision Industry Co., Ltd.			7,802,514
685,125	@	Pegatron Corp.			640,742
2,925,000		Taiwan Semiconductor Manufacturing Co., Ltd.			5,466,953

					27,856,805

		Thailand:		0.2%
9,827,000		Thai Beverage PCL			1,966,081

					1,966,081

		Ukraine:		0.7%
17,389,206	@, S	JSCB Ukrsotsbank			1,069,619
13,488,271	@	Raiffeisen Bank Aval			667,448
38,065	@	Ukrnafta Oil Co. ADR			1,149,268
46,033,498	@	UkrTelecom			3,493,560

					6,379,895

		United Kingdom:		12.2%
116,106	@	Anglo American PLC			4,045,730
378,534		ARM Holdings PLC			1,566,707
1,138,632		Barclays PLC			4,544,850
171,771		BG Group PLC			2,554,720
353,124		BHP Billiton PLC			9,155,980
301,075		BP PLC			1,441,295
178,437	@	Cairn Energy PLC			1,096,211
448,802		Compass Group PLC			3,414,251
202,144	S	Diageo PLC			3,175,257
760,021		GlaxoSmithKline PLC			12,905,800
293,741		Imperial Tobacco Group PLC			8,207,316
6,805,203	@, S	Lloyds TSB Group PLC			5,372,481
35,209	@	Lonmin PLC			735,180
106,434		Peter Hambro Mining PLC			1,877,959
241,160		Reckitt Benckiser PLC			11,217,388

257,395		Rio Tinto PLC			11,303,331

15,487,920	@, I	Rolls-Royce Group PLC - C Shares			23,140
219,641		Rolls-Royce Group PLC			1,833,295
1,401,110	@	Royal Bank of Scotland Group PLC			853,304
59,320		SABMiller PLC			1,663,361
58,501		Shire PLC			1,200,102
68,025		Smith & Nephew PLC			642,669
718,960		Tesco PLC			4,055,946
3,860,097	S	Vodafone Group PLC			7,953,692
46,892		Whitbread PLC			979,245
517,334		WM Morrison Supermarkets PLC			2,044,264
388,859		WPP PLC			3,663,237

					107,526,711

		Total Common Stock (Cost $ 884,489,311)			806,767,535

EXCHANGE-TRADED FUNDS:			6.1%
		United States:		6.1%
430,894	L	Market Vectors - Gold Miners ETF			22,389,252
259,158		SPDR Gold Trust			31,534,345

		Total Exchange-Traded Funds (Cost $ 51,584,797)			53,923,597

PREFERRED STOCK:			1.1%
		Brazil:		0.5%
41,263		Centrais Eletricas Brasileiras S.A.			657,236
101,753		Cia Brasileira de Distribuicao Grupo Pao de Acucar			3,554,308

					4,211,544

		Germany:		0.5%
40,614		Henkel KGaA - Vorzug			1,983,217
25,018		Volkswagen AG			2,195,350

					4,178,567

		Russia:		0.1%
478,441		TNK-BP Holding			813,350

					813,350

		Total Preferred Stock (Cost $ 9,356,010)			9,203,461

WARRANTS:			0.0%
		Luxembourg:		0.0%
93,676		MAp Group			212,111

		Total Warrants (Cost $ 224,647)			212,111

		Total Long-Term Investments (Cost $ 945,654,765)			870,106,704

SHORT-TERM INVESTMENTS:			4.9%
		Securities Lending Collateralcc:		4.9%
41,388,571		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			41,388,571
2,461,775	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			1,969,420

		Total Short-Term Investments (Cost $ 43,850,346)			43,357,991

		Total Investments in Securities (Cost $ 989,505,111) *	103.3%		$913,464,695

		Other Assets and Liabilities - Net	(3.3)		(29,240,441)

		Net Assets	100.0%		$884,224,254

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is
		being fair valued daily. Please see the accompanying Notes to Financial Statements
		for additional details on securities lending.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

		Industry	Percentage of Net Assets

		Consumer Discretionary	8.2%
		Consumer Staples	16.2
		Energy	6.4
		Financials	16.4
		Health Care	10.2
		Industrials	11.8
		Information Technology	5.5
		Materials	12.7
		Telecommunication Services	3.2
		Utilities	1.7
		Other Long-Term Investments	6.1
		Short-Term Investments	4.9
		Other Assets and Liabilities - Net	(3.3)

		Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)

Shares					Value

COMMON STOCK:			30.8%
		Australia:		0.5%
294,164		Lend Lease Corp. Ltd.			$1,791,366

					1,791,366

		Canada:		1.1%
283,000		Brookfield Properties Co.			3,973,320

					3,973,320

		Hong Kong:		14.0%
952,470		Cheung Kong Holdings Ltd.			10,992,247
374,100		Great Eagle Holding Co.			951,000
496,000		Hang Lung Group Ltd.			2,673,026
910,700		Hang Lung Properties Ltd.			3,483,379
1,092,500	L	Hongkong Land Holdings Ltd.			5,400,249
229,800		Hysan Development Co., Ltd.			649,614
1,601,400		Sun Hung Kai Properties Ltd.			21,900,708
422,175		Wharf Holdings Ltd.			2,045,254

					48,095,477

		Japan:		9.3%
27,017		Daito Trust Construction Co., Ltd.			1,529,936
326,700		Daiwa House Industry Co., Ltd.			2,939,045
970,057		Mitsubishi Estate Co., Ltd.			13,504,816
470,382		Mitsui Fudosan Co., Ltd.			6,546,998
439,968		Sumitomo Realty & Development Co., Ltd.			7,475,907

					31,996,702

		Norway:		0.7%
1,750,880	@	Norwegian Property ASA			2,286,863

					2,286,863

		Singapore:		1.0%
950,350		CapitaLand Ltd.			2,423,339
154,400		City Developments Ltd.			1,215,355

					3,638,694

		Sweden:		0.9%
192,600		Castellum AB			1,745,236
193,330		Hufvudstaden AB			1,473,405

					3,218,641

		Switzerland:		0.5%
29,670	@	Swiss Prime Site AG			1,800,267

					1,800,267

		United Kingdom:		0.8%
108,030		Atrium European Real Estate Ltd.			464,750
449,320		Grainger PLC			784,344
176,949		Helical Bar PLC			726,584
415,800		Safestore Holdings Ltd.			710,196

					2,685,874

		United States:		2.0%
69,000	@	Hyatt Hotels Corp.			2,559,210
101,400		Starwood Hotels & Resorts Worldwide, Inc.			4,201,002

					6,760,212

		Total Common Stock (Cost $ 102,307,304)			106,247,416

REAL ESTATE INVESTMENT TRUSTS:			66.1%
		Australia:		10.7%
1,316,800		CFS Retail Property Trust			2,081,390
6,206,871		Dexus Property Group			3,982,826
1,585,440		GPT Group			3,701,765
10,481,700		Macquarie Goodman Group			5,543,893
1,889,710		Mirvac Group			2,063,754
1,399,820		Stockland			4,344,509
1,496,320		Westfield Group			15,205,266

					36,923,403

		Canada:		1.7%
63,200		Calloway Real Estate Investment Trust			1,241,975
27,600		Canadian Real Estate Investment Trust			720,237
65,400		Primaris Retail Real Estate			1,072,645
162,000	L	RioCan Real Estate Investment Trust			2,897,450

					5,932,307

		France:		1.6%
58,307		Mercialys			1,654,097
10,330		Societe Immobiliere de Location pour l’Industrie et le Commerce			1,019,802
16,259		Unibail			2,649,932

					5,323,831

		Hong Kong:		0.7%
950,600		Link Real Estate Investment Trust			2,358,789

					2,358,789

		Japan:		3.4%
251	L	Frontier Real Estate Investment Corp.			1,723,168
184		Japan Logistics Fund, Inc.			1,431,371
479		Japan Real Estate Investment Corp.			3,901,742
964		Japan Retail Fund Investment Corp.			1,174,082
420		Kenedix Realty Investment Corp.			1,169,587
137		Nippon Accommodations Fund, Inc.			719,094
254	L	United Urban Investment Corp.			1,516,109

					11,635,153

		Singapore:		2.1%
1,482,380		Ascendas Real Estate Investment Trust			1,914,384
2,207,600		CapitaCommercial Trust			1,912,230
2,298,879		CapitaMall Trust			2,997,094
568,500		Frasers Centrepoint Trust			525,218

					7,348,926

		United Kingdom:		5.3%
661,845		British Land Co. PLC			4,275,143
164,220		Derwent Valley Holdings PLC			3,053,431
405,000		Great Portland Estates PLC			1,749,264
301,819		Hammerson PLC			1,538,586
793,773		Land Securities Group PLC			6,569,069
258,322		Segro PLC			973,984

					18,159,477

		United States:		40.6%
72,751		Acadia Realty Trust			1,223,672
60,600		Alexandria Real Estate Equities, Inc.			3,840,222
147,600		AMB Property Corp.			3,499,596
188,200		Apartment Investment & Management Co.			3,645,435
66,225		AvalonBay Communities, Inc.			6,183,428
83,100		Boston Properties, Inc.			5,928,354
91,700		BRE Properties, Inc.			3,386,481
67,800		Camden Property Trust			2,769,630
317,300		Developers Diversified Realty Corp.			3,141,270
47,400	L	Digital Realty Trust, Inc.			2,734,032
214,500		Duke Realty Corp.			2,434,575
235,900		Equity Residential			9,822,876
104,200		Extra Space Storage, Inc.			1,448,380
56,400		Federal Realty Investment Trust			3,963,228
92,500		Highwoods Properties, Inc.			2,567,800
605,121		Host Hotels & Resorts, Inc.			8,157,031
179,100		Liberty Property Trust			5,167,035
257,965		Macerich Co.			9,627,250
140,000		Nationwide Health Properties, Inc.			5,007,800
23,900	@	Pebblebrook Hotel Trust			450,515
272,500		Prologis			2,760,425
24,594		Public Storage, Inc.			2,162,059
124,100		Regency Centers Corp.			4,269,040
166,761		Simon Property Group, Inc.			13,465,951
79,400		SL Green Realty Corp.			4,370,176
71,500		Tanger Factory Outlet Centers, Inc.			2,958,670
76,600		Taubman Centers, Inc.			2,882,458
246,375		UDR, Inc.			4,713,154
134,700		Ventas, Inc.			6,324,165
149,131		Vornado Realty Trust			10,879,106

					139,783,814

		Total Real Estate Investment Trusts (Cost $ 183,080,945)			227,465,700

MUTUAL FUNDS:			1.0%
		Australia:		1.0%
6,993,500	**	ING Office Fund			3,376,189

		Total Mutual Funds (Cost $ 3,719,785)			3,376,189

WARRANTS:			0.0%
		Hong Kong:		0.0%
108,740		Henderson Land Development Co. Ltd.			18,433

		Total Warrants (Cost $ -)			18,433

		Total Long-Term Investments (Cost $ 289,108,034)			337,107,738

SHORT-TERM INVESTMENTS:			4.5%
		Affiliated Mutual Fund:		1.8%
5,984,287		ING Institutional Prime Money Market Fund - Class I			5,984,287

		Total Mutual Fund (Cost $ 5,984,287)			5,984,287

Principal Amount					Value

		Securities Lending Collateralcc:		2.7%
$9,044,175		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$9,044,175
372,743	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			298,194

		Total Securities Lending Collateral (Cost $ 9,416,918)			9,342,369

		Total Short-Term Investments (Cost $ 15,401,205)			15,326,656

		Total Investments in Securities (Cost $ 304,509,239) *	102.4%		$352,434,394
		Other Assets and Liabilities - Net	(2.4)		(8,121,478)

		Net Assets	100.0%		$344,312,916

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	**	Investment in affiliate

		Industry	Percentage of Net Assets

		Affiliated Investment Companies	1.0%
		Consumer Discretionary	1.9
		Financials	95.0
		Short-Term Investments	4.5
		Other Assets and Liabilities - Net	(2.4)

		Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)

Shares					Value

COMMON STOCK:			100.0%
		Consumer Discretionary:		24.3%
1,071,951		Advance Auto Parts, Inc.			$53,790,501
62,227	@	Amerigon, Inc.			459,235
487,940	@, L	Bridgepoint Education, Inc.			7,714,331
31,450		Clicks Group Ltd.			138,354
759		Columbia Sportswear Co.			35,423
573,154	@	DEN Networks Ltd.			2,497,249
587,807	@, L	Drugstore.Com			1,810,446
13,691	@	Entertainment Network India Ltd.			73,417
229,559	@, L	Fuel Systems Solutions, Inc.			5,957,056
3,700,000	L	Geely Automobile Holdings Ltd.			1,121,239
43,000		Golden Eagle Retail Group Ltd.			89,775
966,239		Hasbro, Inc.			39,712,423
461,422	L	HOT Topic, Inc.			2,344,024
91		Inditex S.A.			5,189
1,994	@, L	Interpublic Group of Cos., Inc.			14,217
16,336	@, L	Interval Leisure Group, Inc.			203,383
100		Jollibee Foods Corp.			150
94,000	L	Kappa Create Co., Ltd.			1,908,483
1,004,000		Little Sheep Group Ltd.			601,148
1,012		MegaStudy Co., Ltd.			133,715
22,000		Minth Group Ltd.			25,994
768,693	@, L	NetFlix, Inc.			83,518,494
902,112	@	New Focus Auto Tech Holdings Ltd.			194,628
1,492	@, L	Pre-Paid Legal Services, Inc.			67,871
2,618,000		Prime Success International Group			2,651,274
6,200		Proto Corp.			236,158
240,964		Ross Stores, Inc.			12,840,972
1,419,136	@, L	Sally Beauty Holdings, Inc.			11,636,915
80,400		Sazaby League Ltd.			1,244,307
745,000		Shenzhou International Group Holdings Ltd.			850,517
131,584	@	Sonic Corp.			1,019,776
102,172		Starbucks Corp.			2,482,780
60,081		Starwood Hotels & Resorts Worldwide, Inc.			2,489,156
45,009		TAJ GVK Hotels & Resorts Ltd.			158,619
144,909		TJX Cos., Inc.			6,078,933
13,500		Tsutsumi Jewelry Co., Ltd.			287,186
36,692		Tupperware Corp.			1,462,176
28,648	L	Value Line, Inc.			519,675
518,633		Walt Disney Co.			16,336,940

					262,712,129

		Consumer Staples:		4.7%
143,513	@	BJ’s Wholesale Club, Inc.			5,311,416
5,842	@	Britannia Industries Ltd.			232,556
71,200		Campbell Soup Co.			2,551,096
12,500	@, L	China-Biotics, Inc.			162,625
13,000		Daikokutenbussan Co., Ltd.			395,676
14,976,780	@	Heng Tai Consumables Group Ltd.			1,331,954
18,044		Hengan International Group Co., Ltd.			146,110
19,400		Kalina ADR			343,709
477,900		Kroger Co.			9,409,851
200,310		Molson Coors Brewing Co.			8,485,132
3,000		Toyo Suisan Kaisha Ltd.			71,603
53,742	@, L	USANA Health Sciences, Inc.			1,963,195
239,404		Wal-Mart Stores, Inc.			11,508,150
10,519,000	L	Want Want China Holdings Ltd.			8,829,888

					50,742,961

		Energy:		6.2%
209,918	@	Dresser-Rand Group, Inc.			6,622,913
340,284		Ensco International PLC ADR			13,366,356
205,970	@	Helix Energy Solutions Group, Inc.			2,218,297
37,520		Marathon Oil Corp.			1,166,497
868,825	@	Nabors Industries Ltd.			15,308,697
773,417	@	Newpark Resources			4,679,173
28,300	@	Noble Corp.			874,753
1,135,211	@	Parker Drilling Co.			4,484,083
1,421,535		Patterson-UTI Energy, Inc.			18,295,155
781	@	Plains Exploration & Production Co.			16,096
7,200	@	Weatherford International Ltd.			94,608

					67,126,628

		Financials:		11.3%
40,421		Admiral Group PLC			846,508
247,000		Aozora Bank Ltd.			319,875
99,287		Bank of Baroda			1,484,455
257,518		Chubb Corp.			12,878,475
23,887	L	CNinsure, Inc. ADR			619,629
14,261		CRISIL Ltd.			1,782,110
91,060		Goldcrest Co., Ltd.			1,573,806
179,000		Hang Lung Properties Ltd.			684,665
1,113		ICRA Ltd.			28,181
240,900		Iguatemi Empresa de Shopping Centers S.A.			4,210,745
40		Jammu & Kashmir Bank Ltd.			708
575,368		Janus Capital Group, Inc.			5,109,268
5,709	@, L	Kenedix, Inc.			940,211
72,567		Lincoln National Corp.			1,762,652
499,000		Marusan Securities Co., Ltd.			2,854,314
97,881		Northern Trust Corp.			4,571,043
1,726,742		Old Republic International Corp.			20,945,380
160,332	L	Presidential Life Corp.			1,459,021
353,736		Progressive Corp.			6,621,938
355,316		Protective Life Corp.			7,600,209
593,941		Reinsurance Group of America, Inc.			27,149,043
158,413		SEI Investments Co.			3,225,289
894	@	Songbird Estates PLC			2,046
184,500		SPG Land Holdings Ltd.			75,928
140,400		Sumitomo Mitsui Financial Group, Inc.			3,973,652
1,244,989		Union Bank of India			8,263,311
546,000		Wharf Holdings Ltd.			2,645,132
325,000	L	Yanlord Land Group Ltd.			397,937

					122,025,531

		Health Care:		19.3%
85,500	@	3SBio, Inc. ADR			994,365
72,800	L	Abcam PLC			1,332,437
1,296,693	@, L	Allscripts Healthcare Solutions, Inc.			20,876,757
217,562	@, L	AMAG Pharmaceuticals, Inc.			7,473,255
22,479	@, L	Ardea Biosciences, Inc.			462,168
354,000	@	Aspen Pharmacare Holdings Ltd.			3,495,708
437,639	@, L	Athenahealth, Inc.			11,435,507
199	@	Bio-Rad Laboratories, Inc.			17,212
47,712		Cadila Healthcare Ltd.			673,594
2,100	@	CareFusion Corp.			47,670
527,337	@	Cerner Corp.			40,019,605
5,300	@	China Pharma Holdings, Inc.			14,575
10,445		Cipla Ltd.			75,705
70,328		Computer Programs & Systems, Inc.			2,877,822
437,155	@, L	Eclipsys Corp.			7,798,845
222,152	@	Edwards Lifesciences Corp.			12,444,955
34,200	@, L	GenMark Diagnostics, Inc.			151,164
48,412	@	Harvard Bioscience, Inc.			172,347
72,400	@, L	Immunogen, Inc.			671,148
39,197	@	IPC The Hospitalist Co., Inc.			983,845
289,580	@	Kinetic Concepts, Inc.			10,572,566
92,896	@	Laboratory Corp. of America Holdings			6,999,714
88,036	@	Masimo Corp.			2,096,137
89,695	@, L	MELA Sciences, Inc.			667,331
244	L	Message Co., Ltd.			530,122
7,430,000		Mingyuan Medicare Development Co., Ltd.			829,623
280,265	@	Myriad Genetics, Inc.			4,189,962
100,275	@	Nanosphere, Inc.			437,199
106,420		Nobel Biocare Holding AG			1,831,951
416,403		Piramal Healthcare Ltd.			4,279,126
276,869	@, L	Qiagen NV			5,321,422
5,598	L	Quality Systems, Inc.			324,628
59,696		Quest Diagnostics			2,971,070
146,364	@, L	Quidel Corp.			1,857,359
302,270	@	Res-Care, Inc.			2,919,928
31,161	@, L	Sangamo Biosciences, Inc.			115,607
788,000		Shandong Weigao Group Medical Polymer Co., Ltd.			3,432,642
107,194		Steris Corp.			3,331,590
273,576	@	Thermo Fisher Scientific, Inc.			13,418,903
54,549	@	ThermoGenesis Corp.			26,729
1,184	@, L	US Physical Therapy, Inc.			19,986
12,309	@	Vascular Solutions, Inc.			153,863
905,631	@	Vertex Pharmaceuticals, Inc.			29,795,260
17,700	@	Zeltia SA			68,603

					208,210,005

		Industrials:		4.1%
359,732	@	AGCO Corp.			9,701,972
84,000		Asahi Glass Co., Ltd.			788,746
1,951	@	Bell Equipment Ltd.			2,344
411,000	@	Blue Label Telecoms Ltd.			259,720
166,681		Blue Star Ltd.			1,459,229
115,572	L	Cintas Corp.			2,770,261
68,189		Corporate Executive Board Co.			1,791,325
56,788		Equifax, Inc.			1,593,471
1,694,000		EVA Precision Industrial Holdings Ltd.			791,215
66,765		Fluor Corp.			2,837,513
94,820	@	Jacobs Engineering Group, Inc.			3,455,241
244,400		JobStreet Corp. Bhd			153,623
634,713	@, L	Mastec, Inc.			5,966,302
661,963	@	MAX India Ltd.			2,171,692
842,608		Michael Page International PLC			4,664,788
207,000		Nippon Thompson Co., Ltd.			1,402,596
297,799		Praj Industries Ltd.			520,878
2,059		R Stahl AG			50,735
78,773	@	Randstad Holdings NV			3,095,408
900		RR Donnelley & Sons Co.			14,733
50,600	@, I, X	Uzel Makina Sanayii AS			12,463
19,600	@	Vestas Wind Systems A/S			815,676

					44,319,931

		Information Technology:		20.4%
427,771		Altera Corp.			10,612,999
19,940	@, L	Computer Task Group, Inc.			128,812
127,177	@, L	Constant Contact, Inc.			2,712,685
88	@	Cree, Inc.			5,283
3,268,700		Digital China Holdings Ltd.			4,993,803
3,175,713	@	eBay, Inc.			62,275,726
243,000	@	Electronic Arts, Inc.			3,499,200
3,220	@	Epicor Software Corp.			25,728
448,077	L	Gemalto NV			16,862,876
22,400	@, L	Hollysys Automation Technologies Ltd.			201,824
5,342		Info Edge India Ltd.			102,087
255,566	L	Ingenico			5,469,236
200	@, L	Internet Brands, Inc.			2,066
555,319	@	Juniper Networks, Inc.			12,672,380
9,322,000		Kingdee International Software Group Co., Ltd.			3,512,104
508,500		Kontron AG			4,553,161
1,500		Lenovo Group Ltd. ADR			16,125
702,100	@	Longtop Financial Technologies Ltd. ADR			22,748,040
116	@	LoopNet, Inc.			1,430
300,666		MIC Electronics Ltd.			253,828
2,326	@	Move, Inc.			4,768
3	@	NetSuite, Inc.			38
9,075	@	NHN Corp.			1,349,717
16,439		NIIT Technologies Ltd.			59,973
2,225,202	@	PMC - Sierra, Inc.			16,733,519
215,114		Richtek Technology Corp.			1,801,417
121,957	@, L	Rovi Corp.			4,623,390
260,256	@, L	Shanda Interactive Entertainment Ltd. ADR			10,324,356
839,700	L	Siliconware Precision Industries Co. ADR			4,492,395
106,909	L	Solera Holdings, Inc.			3,870,106
53,921	@, L	support.com, Inc.			224,311
100	@	Trimble Navigation Ltd.			2,800
918,156	@, L	UbiSoft Entertainment			6,870,806
2,115	@, L	Valueclick, Inc.			22,609
60,500	@	VanceInfo Technologies, Inc. ADR			1,408,440
17,121	@, L	Veeco Instruments, Inc.			586,908
131,700	@	VeriSign, Inc.			3,496,635
180,000		Wasion Group Holdings Ltd.			112,757
121,666	@	WebMD Health Corp.			5,648,952
951,693		Xerox Corp.			7,651,612
55,530		ZTE Corp.			168,609

					220,103,511

		Materials:		9.5%
500	@	Africa Cellular Towers Ltd.			16
5,500		Agnico-Eagle Mines Ltd.			333,653
42,800		Agnico-Eagle Mines Ltd.			2,601,384
75		Asian Paints Ltd.			3,697
121,800		Barrick Gold Corp.			5,529,354
85,300	@	Centerra Gold, Inc.			939,097
26,000		Eldorado Gold Corp.			466,960
1,152,500		Eldorado Gold Corp. (Canadian Denominated Security)			20,656,334
6,100		Franco-Nevada Corp.			185,656
828,000		Iamgold Corp.			14,599,183
655,200		Kinross Gold Corp.			11,200,734
532,289		Lihir Gold Ltd.			1,914,964
239,500	@	Minefinders Corp.			2,135,038
669,592		Newcrest Mining Ltd.			19,536,390
192,800		Newmont Mining Corp.			11,903,472
23,483	@	Prakash Industries Ltd.			81,444
212,511		Sensient Technologies Corp.			5,510,410
87,434		Yamana Gold, Inc.			900,570
183,900		Yamana Gold, Inc. (Canadian Denominated Security)			1,886,420
272,243	@, L	Zoltek Cos., Inc.			2,305,898

					102,690,674

		Telecommunication Services:		0.0%
23,368		Verizon Communications, Inc.			654,771

					654,771

		Utilities:		0.2%
164,750	@, L	Calpine Corp.			2,095,620
600		Sempra Energy			28,074

					2,123,694

		Total Common Stock (Cost $ 925,120,673)			1,080,709,835

WARRANTS:			0.0%
		Consumer Discretionary:		0.0%
29,280		Minor International PCL			2,170

		Total Warrants (Cost $ -)			2,170

Principal Amount					Value

CORPORATE BONDS/NOTES:			0.0%
		Consumer Staples:		0.0%
$993,140		Britannia Industries Ltd., 8.250%, due 03/22/13			$21,760

		Total Corporate Bonds/Notes (Cost $ 16,991)			21,760

		Total Long-Term Investments (Cost $ 925,137,664)			1,080,733,765

Shares					Value

SHORT-TERM INVESTMENTS:			10.0%
		Securities Lending Collateralcc:		10.0%
106,076,347		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			106,076,347
1,748,799	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			1,399,039

		Total Short-Term Investments (Cost $ 107,825,146)			107,475,386

		Total Investments in Securities (Cost $ 1,032,962,810) *	110.0%		$1,188,209,151
		Other Assets and Liabilities - Net	(10.0)		(107,751,288)

		Net Assets	100.0%		$1,080,457,863

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

        See Accompanying Notes to Financial Statements

ING Global Resources Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			97.8%
		Australia:		0.4%
2,257,454	@	Australian Worldwide Exploration Ltd.			$3,322,729

					3,322,729

		Bahamas:		0.9%
272,000		Teekay Shipping Corp.			7,118,240

					7,118,240

		Canada:		27.0%
686,005		Barrick Gold Corp.			31,151,487
955,856		Canadian Natural Resources Ltd.			31,763,095
739,300	@	Centerra Gold, Inc.			8,139,210
160,800		Domtar Corp.			7,903,320
764,479		EnCana Corp.			23,194,293
384,794		GoldCorp, Inc.			16,873,217
942,692		Kinross Gold Corp.			16,110,606
1,434,500	@	Lundin Mining Corp.			4,056,028
938,229		Nexen, Inc.			18,454,964
1,337,639		Suncor Energy, Inc.			39,380,091
418,796		Teck Cominco Ltd. - Class B			12,387,986

					209,414,297

		China:		1.2%
11,108,784		China Petroleum & Chemical Corp.			8,960,677

					8,960,677

		France:		0.7%
128,200		Total SA ADR			5,722,848

					5,722,848

		Japan:		0.9%
1,244		Inpex Holdings, Inc.			6,899,862

					6,899,862

		Netherlands:		1.8%
268,942		Royal Dutch Shell PLC ADR - Class A			13,506,267

					13,506,267

		Russia:		2.4%
186,692		Lukoil-Spon ADR			9,614,638
491,034		OAO Gazprom ADR			9,236,350

					18,850,988

		Thailand:		0.8%
4,647,600		Thai Oil PCL			6,273,715

					6,273,715

		United Kingdom:		1.9%
450,968	@	Anglo American PLC ADR			7,770,179
164,788		Rio Tinto PLC ADR			7,184,757

					14,954,936

		United States:		59.8%
304,549	@	Alpha Natural Resources, Inc.			10,315,075
124,200		Anadarko Petroleum Corp.			4,482,378
316,967		Apache Corp.			26,685,452
682,047		Arch Coal, Inc.			13,511,351
205,700	@	Bill Barrett Corp.			6,329,389
645,838	@	Cal Dive International, Inc.			3,778,152
145,984	@	Cameron International Corp.			4,747,400
524,879		Chevron Corp.			35,618,289
394,200	@, L	Coeur d’Alene Mines Corp.			6,220,476
287,000	@	Complete Production Services, Inc.			4,104,100
1,070,239		ConocoPhillips			52,538,033
20,002	@	Contango Oil & Gas Co.			895,090
701,600	@	Denbury Resources, Inc.			10,271,424
351,780		Devon Energy Corp.			21,430,438
289,454		Ensco International PLC ADR			11,369,753
1,367,358		ExxonMobil Corp.			78,035,121
416,028		Halliburton Co.			10,213,487
382,300		Hess Corp.			19,244,982
637,339		International Paper Co.			14,422,982
107,000	L	Kaiser Aluminum Corp.			3,709,690
190,900	@, L	McMoRan Exploration Co.			2,120,899
283,800		Murphy Oil Corp.			14,062,290
597,912		National Oilwell Varco, Inc.			19,772,950
136,400		Newmont Mining Corp.			8,421,336
249,086		Peabody Energy Corp.			9,746,735
272,700		Penn Virginia Corp.			5,483,997
743,122		Schlumberger Ltd.			41,124,371
446,553		Smith International, Inc.			16,812,720
59,934	@	Transocean Ltd.			2,776,742
170,936		United States Steel Corp.			6,589,583

					464,834,685

		Total Common Stock (Cost $ 821,929,439)			759,859,244

SHORT-TERM INVESTMENTS:			1.8%
		Affiliated Mutual Fund:		1.5%
11,898,000		ING Institutional Prime Money Market Fund - Class I			11,898,000

		Total Mutual Fund (Cost $ 11,898,000)			11,898,000

Principal Amount					Value

		Securities Lending Collateralcc:		0.3%
$1,658,169		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$1,658,169
784,324	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			627,459

		Total Securities Lending Collateral (Cost $ 2,442,493)			2,285,628

		Total Short-Term Investments (Cost $ 14,340,493)			14,183,628

		Total Investments in Securities (Cost $ 836,269,932) *	99.6%		$774,042,872
		Other Assets and Liabilities - Net	0.4		2,918,804

		Net Assets	100.0%		$776,961,676

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

		Industry	Percentage of Net Assets

		Energy	78.4%
		Materials	19.4
		Short-Term Investments	1.8
		Other Assets and Liabilities - Net	0.4

		Net Assets	100.0%

		See Accompanying Notes to Financial Statements

ING Janus Contrarian Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)

Shares					Value

COMMON STOCK:			92.2%
		Consumer Discretionary:		4.4%
1,153,509		Bharat Forge Ltd.			$7,123,156
48,435		Pantaloon Retail India Ltd.			295,746
863,602		Pantaloon Retail India Ltd.			7,662,166
186,685	@	Vail Resorts, Inc.			6,517,173

					21,598,241

		Consumer Staples:		6.7%
101,397		Nestle India Ltd.			6,262,943
247,283		Nestle S.A.			11,923,698
104,420	S	Reckitt Benckiser PLC			4,857,023
211,910		Sysco Corp.			6,054,269
762,118		Tesco PLC			4,299,418

					33,397,351

		Energy:		12.2%
139,544		BG Group PLC			2,075,413
652,245	@	Denbury Resources, Inc.			9,548,867
336,505		Halliburton Co.			8,261,198
460,807	@	Kinder Morgan Management, LLC			26,077,068
160,430		Peabody Energy Corp.			6,277,626
138,425	@	Plains All American Pipeline L.P.			8,125,548

					60,365,720

		Financials:		20.6%
815,485		Assured Guaranty Ltd.			10,821,486
834,282	S	CapitaLand Ltd.			2,127,372
957,705	@	CB Richard Ellis Group, Inc.			13,034,365
777,109	@	DB Realty Ltd.			6,312,913
3,344,000		Hang Lung Properties Ltd.			12,790,622
893,980		ICICI Bank Ltd.			16,350,290
126,440		ICICI Bank Ltd. ADR			4,569,542
1,123,995		Radian Group, Inc.			8,137,724
870,420	@, L	St Joe Co/The			20,158,922
274,800		Sumitomo Mitsui Financial Group, Inc.			7,777,490

					102,080,726

		Health Care:		16.3%
526,550		Bristol-Myers Squibb Co.			13,132,157
106,385	@	Express Scripts, Inc.			5,002,223
759,095	@	Forest Laboratories, Inc.			20,821,976
1,021,200	@, L	Mylan Laboratories			17,401,248
18,270		Novo-Nordisk A/S ADR			1,480,235
311,610		Perrigo Co.			18,406,803
85,115		Teva Pharmaceutical Industries Ltd. ADR			4,425,129

					80,669,771

		Industrials:		6.5%
507,350	@	Continental Airlines, Inc.			11,161,700
144,750		CSX Corp.			7,183,943
663,570	@, L	UAL Corp.			13,642,999

					31,988,642

		Information Technology:		8.8%
20,520		International Business Machines Corp.			2,533,810
117,645	@	Lam Research Corp.			4,477,569
470,015		Microsoft Corp.			10,815,045
2,394,890	@	Motorola, Inc.			15,614,683
1,045,335		Taiwan Semiconductor Manufacturing Co., Ltd. ADR			10,202,470

					43,643,577

		Materials:		9.2%
902,430		Jindal Steel & Power Ltd.			12,050,302
836,397		Jsw Steel Ltd.			18,886,494
233,475		Newmont Mining Corp.			14,414,747

					45,351,543

		Telecommunication Services:		2.8%
3,254,145	@, S	Sprint Nextel Corp.			13,797,575

					13,797,575

		Utilities:		4.7%
160,995		American Water Works Co., Inc.			3,316,497
162,646		E.ON AG			4,373,270
132,300		Light S.A.			1,542,889
2,020,761		NTPC Ltd.			8,647,345
2,429,515		Power Grid Corp. of India Ltd.			5,405,675

					23,285,676

		Total Common Stock (Cost $ 454,676,911)			456,178,822

REAL ESTATE INVESTMENT TRUSTS:			5.5%
		Financials:		5.5%
193,770	@	Gramercy Capital Corp.			244,149
277,172		Plum Creek Timber Co., Inc.			9,570,749
224,835		Potlatch Corp.			8,033,355
902,490		Prologis			9,142,224

		Total Real Estate Investment Trusts (Cost $ 26,701,645)			26,990,477

# of Contracts					Value

POSITIONS IN PURCHASED OPTIONS:			0.0%
		Exchange-Traded Call Options:		0.0%
19,166		Ford Motor Co., Strike @ 14.00 - Exp 09/18/10			$229,992

		Total Purchased Options (Cost $ 1,878,268)			229,992

		Total Long-Term Investments (Cost $ 483,256,824)			483,399,291

Shares					Value

SHORT-TERM INVESTMENTS:			8.6%
		Securities Lending Collateralcc:		8.6%
40,935,303		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$40,935,303
1,618,796	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			1,295,037

		Total Short-Term Investments (Cost $ 42,554,099)			42,230,340

		Total Investments in Securities (Cost $ 525,810,923) *	106.3%		$525,629,631
		Other Assets and Liabilities - Net	(6.3)		(30,919,483)

		Net Assets	100.0%		$494,710,148

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

ING JPMorgan Emerging Markets Equity Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			97.2%
		Belgium:		0.7%
122,644		Oriflame Cosmetics SA			$6,369,480

					6,369,480

		Brazil:		14.3%
1,155,033		All America Latina Logistica S.A.			9,029,095
150,847		Cia de Bebidas das Americas ADR			15,237,055
1,419,900		Companhia Brasileira de Meios de Pagamento			12,067,183
1,795,800	@	OGX Petroleo e Gas Participacoes S.A.			16,684,524
1,246,687		Petroleo Brasileiro SA ADR			37,151,273
1,778,681		Vale S.A. ADR			37,387,875

					127,557,005

		Chile:		1.3%
172,701	L	Banco Santander Chile S.A. ADR			11,586,510

					11,586,510

		China:		12.1%
4,388,000	L	Anhui Conch Cement Co., Ltd.			12,757,046
13,279,537		China Merchants Bank Co., Ltd.			31,768,644
3,878,000		China National Building Material Co., Ltd.			6,156,372
139,611	@, L	New Oriental Education & Technology Group ADR			13,010,349
2,380,000	I, X	Ping An Insurance Group Co. of China Ltd.			19,668,032
534,500	L	Tencent Holdings Ltd.			8,855,195
2,406,000	L	Tsingtao Brewery Co., Ltd.			11,239,579
2,389,000		Wumart Stores, Inc.			4,260,772

					107,715,989

		Egypt:		1.6%
227,538		Orascom Construction Industries			8,957,793
6,446,621		Orascom Telecom Holding SAE			5,545,195

					14,502,988

		Hong Kong:		10.2%
1,763,500		China Mobile Ltd.			17,525,397
3,506,000	L	China Resources Enterprise			12,907,139
11,430,000		CNOOC Ltd.			19,427,322
1,971,429		Esprit Holdings Ltd.			10,589,259
2,530,000		Hang Lung Properties Ltd.			9,677,116
4,648,000		Li & Fung Ltd.			20,795,044

					90,921,277

		Hungary:		0.3%
143,535	@, L	OTP Bank Nyrt			2,894,003

					2,894,003

		India:		14.6%
503,406		ACC Ltd.			9,462,452
2,691,022		Bharti Airtel Ltd.			15,150,522
1,488,884		Gujarat Ambuja Cements Ltd.			3,652,220
276,098		HDFC Bank Ltd. ADR			39,473,731
97,500		Housing Development Finance Corp.			6,144,434
455,084		Infosys Technologies Ltd. ADR			27,264,082
673,500		Jindal Steel & Power Ltd.			8,993,360
570,335	@	Reliance Capital Ltd.			9,267,594
1		Tata Motors Ltd. ADR			17
381,300		United Spirits Ltd.			10,668,562

					130,076,974

		Indonesia:		3.4%
11,534,500		Bank Rakyat Indonesia			11,710,500
2,660,500		PT Astra International Tbk			14,056,719
2,157,000		Unilever Indonesia Tbk PT			4,022,136

					29,789,355

		Italy:		1.4%
346,207	L	Tenaris SA ADR			11,982,224

					11,982,224

		Malaysia:		0.6%
396,100		British American Tobacco Malaysia Bhd			5,355,965

					5,355,965

		Mexico:		5.2%
215,128		America Movil SA de CV - Series L ADR			10,218,580
513,320	@	Cemex SA de CV ADR			4,963,804
1		Grupo Aeroportuario del Sureste SA de CV ADR			46
3,727,464	@	Grupo Financiero Banorte SA de CV			14,122,402
7,704,340	@	Wal-Mart de Mexico SA de CV			17,067,076

					46,371,908

		Russia:		3.8%
480,500		Magnit OAO GDR			8,237,014
290,900	#	Magnit OJSC GDR			4,733,568
8,408,806		Sberbank of Russian Federation			20,517,487

					33,488,069

		South Africa:		7.5%
2,838,779		African Bank Investments Ltd.			11,141,280
2,461,270		FirstRand Ltd.			5,761,036
754,928		Impala Platinum Holdings Ltd.			17,570,247
873,657		Massmart Holdings Ltd.			13,390,130
1,063,499		MTN Group Ltd.			13,937,317
1,263,761		RMB Holdings Ltd.			5,113,817

					66,913,827

		South Korea:		10.7%
118,392		Hyundai Mobis			19,857,240
127,797		Hyundai Motor Co.			14,953,367
237,243		KT&G Corp.			11,663,073
2	#	KT&G Corp. GDR			49
32,440		Posco			12,291,868
38,411		Samsung Electronics Co., Ltd.			24,091,926
27,867		Shinsegae Co., Ltd.			12,040,607

					94,898,130

		Taiwan:		5.4%
1		Chinatrust Financial Holding Co., Ltd.			1
5,564,608	@	HON HAI Precision Industry Co., Ltd.			19,504,911
2,483,223		Taiwan Semiconductor Manufacturing Co., Ltd.			4,641,253
2,442,162		Taiwan Semiconductor Manufacturing Co., Ltd. ADR			23,835,501

					47,981,666

		Turkey:		2.9%
0		Anadolu Efes Biracilik Ve Malt Sanayii A/S			5
1		Migros Ticaret A.S			15
6,118,927		Turkiye Garanti Bankasi A/S			25,464,730

					25,464,750

		United States:		1.2%
340,561	@	NII Holdings, Inc.			11,075,044

					11,075,044

		Total Common Stock (Cost $ 753,304,937)			864,945,164

PREFERRED STOCK:			2.1%
		Brazil:		2.1%
1,042,023		Itau Unibanco Holding SA			18,785,279

		Total Preferred Stock (Cost $ 14,594,475)			18,785,279

		Total Long-Term Investments (Cost $ 767,899,412)			883,730,443

SHORT-TERM INVESTMENTS:			3.0%
		Securities Lending Collateralcc:		3.0%
24,060,254		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			24,060,254
3,197,563	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			2,558,050

		Total Short-Term Investments (Cost $ 27,257,817)			26,618,304

		Total Investments in Securities (Cost $ 795,157,229) *	102.3%		$910,348,747
		Other Assets and Liabilities - Net	(2.3)		(20,623,302)

		Net Assets	100.0%		$889,725,445

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

		Industry	Percentage of Net Assets

		Consumer Discretionary	10.5%
		Consumer Staples	15.4
		Energy	9.6
		Financials	27.3
		Industrials	2.0
		Information Technology	13.5
		Materials	12.7
		Telecommunication Services	8.3
		Short-Term Investments	3.0
		Other Assets and Liabilities - Net	(2.3)

		Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING Liquid Assets Portfolio(1)			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Principal Amount				Value

CERTIFICATES OF DEPOSIT:			10.6%

$17,500,000			Barclays PLC, 0.500%, due 10/01/10	$17,500,000
8,750,000			BNP Paribas, 0.250%, due 07/06/10	8,750,000
21,000,000			BNP Paribas, 0.270%, due 08/02/10	21,000,000
8,750,000			Dexia Del, LLC, 0.550%, due 07/22/10	8,750,102
10,500,000			Natixis, 0.270%, due 07/07/10	10,500,017
16,250,000			Natixis, 0.340%, due 07/07/10	16,250,000
2,500,000			Rabobank USA Financial Corp., 0.340%, due 11/15/10	2,498,951
15,250,000			Rabobank USA Financial Corp., 0.530%, due 11/30/10	15,250,642
4,250,000			Royal Bank of Canada, 0.400%, due 10/28/10	4,248,594
19,750,000			Societe Generale, 0.300%, due 07/09/10	19,750,131
14,500,000			Societe Generale, 0.300%, due 07/23/10	14,499,999
14,500,000			Svenska Handelsbanken AB, 0.290%, due 09/01/10	14,500,000
2,000,000			Svenska Handelsbanken AB, 0.520%, due 08/30/10	2,000,033
1,750,000			Toronoto Dominion Bank, 0.450%, due 11/04/10	1,750,000
8,750,000			Toronoto Dominion Bank, 0.510%, due 11/17/10	8,750,337
11,750,000			Toronoto Dominion Bank, 0.540%, due 11/19/10	11,751,827
3,000,000			UBS AG, 1.340%, due 09/27/10	3,005,373

		Total Certificates of Deposit (Cost $ 180,756,006)		180,756,006

COMMERCIAL PAPER:			42.0%

6,000,000			American Honda, 0.280%, due 08/31/10	5,997,153
6,750,000			ANZ National Bank Ltd., 0.501%, due 08/23/10	6,745,031
14,000,000			ANZ National Bank Ltd., 0.603%, due 04/20/11	13,931,633
10,000,000			ANZ National Bank Ltd., 0.704%, due 09/17/10	9,984,833
35,750,000			ASB Finance Ltd., 0.391%, due 09/24/10	35,717,257
27,000,000			Barton Capital, LLC, 0.420%, due 07/26/10	26,992,125
6,500,000			Barton Capital, LLC, 0.491%, due 09/16/10	6,493,188
10,000,000			Barton Capital, LLC, 0.491%, due 09/07/10	9,990,744
5,750,000			BNP Paribas, 0.591%, due 09/27/10	5,741,707
4,435,000			Cafco, LLC, 0.285%, due 07/08/10	4,434,754
5,000,000			Cafco, LLC, 0.350%, due 08/10/10	4,998,056
16,000,000			Cafco, LLC, 0.501%, due 09/16/10	15,982,889
21,750,000			Cafco, LLC, 0.561%, due 09/01/10	21,729,023
7,250,000			Ciesco, LLC, 0.440%, due 08/11/10	7,246,367
15,000,000			Ciesco, LLC, 0.501%, due 09/16/10	14,983,958
18,250,000			Ciesco, LLC, 0.531%, due 09/02/10	18,233,073
20,500,000			Commonwealth Bank of Australia, 0.361%, due 09/17/10	20,484,010
2,000,000			Concord Minutemen Capital Co., LLC, 0.400%, due 07/06/10	1,999,889
11,000,000			Concord Minutemen Capital Co., LLC, 0.551%, due 07/12/10	10,998,151
4,000,000			Concord Minutemen Capital Co., LLC, 0.592%, due 09/02/10	3,995,870
7,500,000			Concord Minutemen Capital Co., LLC, 0.602%, due 11/19/10	7,482,375
17,000,000			Concord Minutemen Capital Co., LLC, 0.955%, due 01/11/11	16,912,969
8,750,000			Credit Suisse USA, Inc., 0.250%, due 07/30/10	8,748,238
11,000,000			Crown Point Capital Co., 0.551%, due 07/12/10	10,998,151
4,500,000			Crown Point Capital Co., 0.592%, due 09/02/10	4,495,354
10,000,000			Crown Point Capital Co., 0.602%, due 11/19/10	9,973,680
16,750,000			Crown Point Capital Co., 0.955%, due 01/11/11	16,664,249
15,500,000			Danske Corp., 0.290%, due 07/23/10	15,497,253
1,600,000			Danske Corp., 0.300%, due 07/20/10	1,599,747
30,750,000			Deutsche Bank AG/London, 0.270%, due 07/26/10	30,744,234
8,755,000			Edison Asset Securities, LLC, 0.400%, due 08/09/10	8,751,206
8,250,000			Edison Asset Securities, LLC, 0.411%, due 10/18/10	8,239,759
8,290,000			Edison Asset Securities, LLC, 0.461%, due 08/30/10	8,283,644
23,000,000			Edison Asset Securities, LLC, 0.491%, due 09/07/10	22,978,712
33,000,000			Jupiter, 0.340%, due 08/06/10	32,987,745
9,750,000			Jupiter, 0.400%, due 08/12/10	9,745,450
8,250,000			Natixis, 0.400%, due 07/22/10	8,248,075
10,250,000			Natixis, 0.601%, due 08/06/10	10,244,630
1,750,000			Old Line Funding, LLC, 0.360%, due 08/13/10	1,749,248
15,000,000			Old Line Funding, LLC, 0.400%, due 08/18/10	14,992,000
25,750,000			Old Line Funding, LLC, 0.622%, due 12/13/10	25,676,827
17,500,000			Royal Bank of Canada, 0.571%, due 09/27/10	17,475,617
3,750,000			Societe Generale, 0.350%, due 08/03/10	3,748,797
5,000,000			Societe Generale, 0.500%, due 08/13/10	4,997,014
6,750,000			Societe Generale, 0.621%, due 09/15/10	6,741,165
750,000			Thunder Bay Funding, LLC, 0.270%, due 07/14/10	749,927
1,000,000			Thunder Bay Funding, LLC, 0.280%, due 07/13/10	999,907
42,250,000			Thunder Bay Funding, LLC, 0.420%, due 08/13/10	42,228,807
53,000,000			Variable Funding Capital Corp., 0.270%, due 07/14/10	52,994,833
9,750,000			Windmill Funding Corp., 0.340%, due 07/22/10	9,748,066
12,750,000			Windmill Funding Corp., 0.380%, due 07/26/10	12,746,635
2,250,000			Windmill Funding Corp., 0.491%, due 09/13/10	2,247,734
17,500,000			Windmill Funding Corp., 0.521%, due 09/20/10	17,479,525
13,607,000			Yorkstown Capital, LLC, 0.240%, due 07/09/10	13,606,274
6,000,000			Yorkstown Capital, LLC, 0.330%, due 07/23/10	5,998,790
4,746,000			Yorkstown Capital, LLC, 0.360%, due 07/26/10	4,744,814

		Total Commercial Paper (Cost $ 718,201,162)		718,201,162

CORPORATE BONDS/NOTES:			12.8%

2,650,000	C		Abbott Laboratories, 3.750%, due 03/15/11	2,706,781
3,000,000			Australia & New Zealand Banking Group Ltd., 4.875%, due 11/08/10	3,046,788
14,000,000	#		Commonwealth Bank of Australia, 0.568%, due 06/20/11	14,000,000
16,450,000			Credit Suisse USA, Inc., 0.636%, due 08/16/10	16,451,963
7,750,000			Credit Suisse USA, Inc., 0.726%, due 03/02/11	7,752,514
2,750,000			Credit Suisse USA, Inc., 4.875%, due 08/15/10	2,762,811
8,000,000			Deutsche Bank AG/London, 5.000%, due 10/12/10	8,103,557
26,750,000			Dexia Del, LLC, 0.447%, due 06/29/11	26,750,000
16,500,000			Kreditanstalt fuer Wiederaufbau, 3.250%, due 02/15/11	16,785,344
12,500,000			Kreditanstalt fuer Wiederaufbau, 4.625%, due 01/20/11	12,774,165
7,000,000	#		Rabobank, 0.436%, due 06/16/11	7,000,000
10,900,000			Rabobank USA Financial Corp., 5.000%, due 02/15/11	11,178,303
24,000,000	#, C		Royal Bank of Canada, 0.342%, due 08/01/11	24,000,000
9,500,000	C		Royal Bank of Canada, 0.611%, due 07/01/11	9,531,412
21,000,000	#, C		Svenska Handelsbanken AB, 0.404%, due 08/09/11	21,000,000
26,500,000	C		Westpac Banking Corp., 0.324%, due 06/28/11	26,500,000
8,250,000	#		Westpac Banking Corp., 0.423%, due 08/13/10	8,249,886

		Total Corporate Bonds/Notes (Cost $ 218,593,524)		218,593,524

U.S. GOVERNMENT AGENCY OBLIGATIONS:			2.7%

12,500,000			Federal Home Loan Mortgage Corporation, 1.550%, due 12/15/10	12,567,996
25,000,000			Federal National Mortgage Association, 0.462%, due 03/01/11	24,922,375
1,250,000	L		Federal National Mortgage Association, 1.500%, due 09/16/10	1,252,866
2,000,000			Federal National Mortgage Association, 4.250%, due 08/15/10	2,009,388
4,800,000			Federal National Mortgage Association, 4.750%, due 12/15/10	4,896,269

			Total U.S. Government Agency Obligations (Cost $ 45,648,894)	45,648,894

REPURCHASE AGREEMENTS:			32.0%

304,076,000			Goldman Sachs Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $304,076,169 to be received upon repurchase (Collateralized by $254,093,000 various U.S. Government Agency Obligations, 5.050%-6.750%, Market Value plus accrued interest $310,158,735	304,076,000
243,000,000			Morgan Stanley Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $243,000,135 to be received upon repurchase (Collateralized by $245,575,000 Federal Home Loan Bank, 0.280%-4.250%, Market Value plus accrued interest $247,863,704, due 09/30/10-06/2	243,000,000
			Total Repurchase Agreement (Cost $ 547,076,000)	547,076,000

SECURITIES LENDING COLLATERALcc:			0.0%

102,750			Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)	102,750
			Total Securities Lending Collateral (Cost $ 102,750)	102,750

		Total Investments in Securities (Cost $ 1,710,378,336) *	100.1%	$1,710,378,336
		Other Assets and Liabilities - Net	(0.1)	(1,823,243)

		Net Assets	100.0%	$1,708,555,093

(1)		All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.
#		Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C		Bond may be called prior to maturity date.
cc		Securities purchased with cash collateral for securities loaned.
L		Loaned security, a portion or all of the security is on loan at June 30, 2010.
*		Cost for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

ING Marsico Growth Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			92.9%
		Consumer Discretionary:		22.9%
176,820	@, L	Amazon.com, Inc.			$19,319,353
379,392	@	DIRECTV			12,868,977
496,707		Home Depot, Inc.			13,942,565
410,995		McDonald’s Corp.			27,072,241
323,437		Nike, Inc.			21,848,169
245,844		Nordstrom, Inc.			7,913,718
62,753	@	Priceline.com, Inc.			11,078,415
153,433		Tiffany & Co.			5,816,645
143,032		TJX Cos., Inc.			6,000,192
573,904		Walt Disney Co.			18,077,976
111,941	L	Wynn Resorts Ltd.			8,537,740

					152,475,991

		Energy:		3.2%
219,003		EOG Resources, Inc.			21,543,325

					21,543,325

		Financials:		14.0%
129,028		American Express Co.			5,122,412
62,978		Goldman Sachs Group, Inc.			8,267,122
398,803		JP Morgan Chase & Co.			14,600,178
321,025		PNC Financial Services Group, Inc.			18,137,913
952,012		US Bancorp.			21,277,468
1,024,577		Wells Fargo & Co.			26,229,169

					93,634,262

		Health Care:		3.2%
181,440	L	Johnson & Johnson			10,715,846
298,477		Merck & Co., Inc.			10,437,741

					21,153,587

		Industrials:		13.5%
344,548		Danaher Corp.			12,789,622
185,982	L	FedEx Corp.			13,039,198
324,764		General Dynamics Corp.			19,018,180
309,015		Norfolk Southern Corp.			16,393,246
416,325		Union Pacific Corp.			28,938,751

					90,178,997

		Information Technology:		19.8%
209,950	@	Apple, Inc.			52,808,724
341,009	@	Baidu.com ADR			23,215,893
946,793	@	Cisco Systems, Inc.			20,176,159
868,106	@	EMC Corp.			15,886,340
44,325	@	Google, Inc. - Class A			19,722,409

					131,809,525

		Materials:		13.7%
403,545		BHP Billiton PLC ADR			20,758,355
1,006,743		Dow Chemical Co.			23,879,944
220,223		Monsanto Co.			10,178,707
95,190		Potash Corp. of Saskatchewan			8,209,186
205,993		PPG Industries, Inc.			12,444,037
211,425		Praxair, Inc.			16,066,186

					91,536,415

		Telecommunication Services:		2.6%
282,118	@	American Tower Corp.			12,554,251
120,190	@, L	Crown Castle International Corp.			4,478,279

					17,032,530

		Total Common Stock (Cost $ 570,824,802)			619,364,632

PREFERRED STOCK:			0.5%
		Financials:		0.5%
131,480	P, L	Wells Fargo & Co.			3,404,017

		Total Preferred Stock (Cost $ 2,516,649)			3,404,017

		Total Long-Term Investments (Cost $ 573,341,451)			622,768,649

SHORT-TERM INVESTMENTS:			7.6%
		Affiliated Mutual Fund:		6.9%
45,896,445		ING Institutional Prime Money Market Fund - Class I			45,896,445

		Total Mutual Fund (Cost $ 45,896,445)			45,896,445

		Securities Lending Collateralcc:		0.7%
2,780,340		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			2,780,340
2,402,610	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			1,922,088

		Total Securities Lending Collateral (Cost $ 5,182,950)			4,702,428

		Total Short-Term Investments (Cost $ 51,079,395)			50,598,873

		Total Investments in Securities (Cost $ 624,420,846) *	101.0%		$673,367,522
		Other Assets and Liabilities - Net	(1.0)		(6,754,050)

		Net Assets	100.0%		$666,613,472

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
See Accompanying Notes to Financial Statements

ING Marsico International Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)

Shares					Value

COMMON STOCK:			96.6%
		Argentina:		0.5%
29,900	@	Mercadolibre, Inc.			$1,571,245

					1,571,245

		Belgium:		2.5%
175,677		Anheuser-Busch InBev NV			8,446,793

					8,446,793

		Brazil:		7.0%
186,900		Cyrela Brazil Realty S.A.			2,033,638
281,672		Gafisa S.A.			1,690,032
924,600	@	OGX Petroleo e Gas Participacoes S.A.			8,590,328
728,100		PDG Realty SA Empreendimentos e Participacoes			6,099,098
199,900		Vale S.A. ADR			4,867,565

					23,280,661

		Canada:		3.8%
120,910		Canadian National Railway Co.			6,937,816
71,067	@	Research In Motion Ltd.			3,500,760
80,847		Teck Cominco Ltd. - Class B			2,390,741

					12,829,317

		China:		4.4%
725,000	@	Alibaba.com Ltd.			1,430,505
51,980	@	Baidu.com ADR			3,538,798
91,000	@	Ctrip.com International Ltd. ADR			3,417,960
423,500	I, X	Ping An Insurance Group Co. of China Ltd.			3,499,753
168,800		Tencent Holdings Ltd.			2,796,552

					14,683,568

		Denmark:		2.4%
64,549		Novo-Nordisk A/S			5,215,091
26,242		Novozymes A/S			2,800,154

					8,015,245

		France:		8.2%
121,316	@, L	Accor S.A.			5,616,376
321,172	L	AXA S.A.			4,906,586
30,778		BNP Paribas			1,655,884
45,680	L	Pernod-Ricard S.A.			3,543,185
124,167	L	Publicis Groupe			4,953,004
66,069		Schneider Electric S.A.			6,672,982

					27,348,017

		Germany:		12.7%
99,666		Adidas AG			4,825,330
191,804		BASF AG			10,480,263
129,040	@	DaimlerChrysler AG			6,527,568
641,198	@	Infineon Technologies AG			3,717,294
129,393		Metro AG			6,601,841
79,780		Siemens AG			7,135,517
134,834		ThyssenKrupp AG			3,322,743

					42,610,556

		Hong Kong:		5.0%
2,479,400		CNOOC Ltd.			4,214,182
811,000		Hang Lung Properties Ltd.			3,102,032
1,730,000		Li & Fung Ltd.			7,739,974
1,502,181	L	Noble Group Ltd.			1,815,664

					16,871,852

		India:		2.8%
161,206		ICICI Bank Ltd. ADR			5,825,985
79,250	L	Reliance Industries - Spons GDR			3,666,876

					9,492,861

		Ireland:		1.0%
86,200		Covidien PLC			3,463,516

					3,463,516

		Israel:		3.2%
204,065		Teva Pharmaceutical Industries Ltd. ADR			10,609,339

					10,609,339

		Japan:		12.3%
133,800		Canon, Inc.			4,986,653
53,786		Daikin Industries Ltd.			1,639,952
134,400	L	FamilyMart Co., Ltd.			4,438,284
119,800		Honda Motor Co., Ltd.			3,518,867
1,329,000		Marubeni Corp.			6,812,989
263,600		Matsushita Electric Industrial Co., Ltd.			3,291,535
2,559,800	L	Mizuho Financial Group, Inc.			4,200,148
17,200		Nintendo Co., Ltd.			5,050,078
125,100		Sumco Corp.			2,073,418
147,600		Tokyo Electric Power Co., Inc.			4,015,229
2,552		Yahoo! Japan Corp.			1,017,163

					41,044,316

		Luxembourg:		1.6%
65,000		Millicom International Cellular S.A.			5,269,550

					5,269,550

		Singapore:		1.5%
1,969,500		CapitaLand Ltd.			5,022,114

					5,022,114

		Spain:		4.8%
525,349		Banco Bilbao Vizcaya Argentaria S.A.			5,412,646
183,996		Inditex S.A.			10,491,728

					15,904,374

		Sweden:		0.5%
79,985		Assa Abloy AB			1,598,735

					1,598,735

		Switzerland:		7.4%
89,053		Credit Suisse Group			3,348,147
34,292	L	Lonza Group AG			2,283,141
147,005		Nestle S.A.			7,088,410
23,474		Swatch Group AG - BR			6,620,257
23,977		Syngenta AG			5,539,072

					24,879,027

		Taiwan:		3.1%
288,000		High Tech Computer Corp.			3,824,671
1,901,237	@	HON HAI Precision Industry Co., Ltd.			6,664,164

					10,488,835

		United Kingdom:		11.9%
182,081	@	Autonomy Corp. PLC			4,963,227
814,936		Barclays PLC			3,252,817
672,950		Compass Group PLC			5,119,451
726,310		HSBC Holdings PLC			6,635,346
79,282		Reckitt Benckiser PLC			3,687,747
19,307,790	@, I	Rolls-Royce Group PLC			28,848
609,624		Rolls-Royce Group PLC			5,088,398
276,411		Standard Chartered PLC			6,730,716
737,848		Tesco PLC			4,162,501

					39,669,051

		Total Common Stock
		( Cost $ 334,083,157 )			323,098,972

PREFERRED STOCK:			0.2%
		Brazil:		0.2%
78,100	@	NET Servicos de Comunicacao SA			734,270

		Total Preferred Stock (Cost $ 1,020,177)			734,270

		Total Long-Term Investments (Cost $ 335,103,334)			323,833,242

SHORT-TERM INVESTMENTS:			11.5%
		Affiliated Mutual Fund:		3.4%
11,334,294		ING Institutional Prime Money Market Fund - Class I			11,334,294

		Total Mutual Fund (Cost $ 11,334,294)			11,334,294

		Securities Lending Collateralcc:		8.1%
26,228,664		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			26,228,664
901,350	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			721,081

		Total Securities Lending Collateral (Cost $ 27,130,015)			26,949,745

		Total Short-Term Investments (Cost $ 38,464,309)			38,284,039

		Total Investments in Securities (Cost $ 373,567,643) *		108.3%	$362,117,281
		Other Assets and Liabilities - Net		(8.3)	(27,729,352)

		Net Assets		100.0%	$334,387,929

	@	Non-income producing security
	ADR	American Depositary Receipt
GDR		Global Depositary Receipt
cc		Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board
		of Directors/Trustees.

Industry	Percentage of Net Assets
Consumer Discretionary	21.7%
Consumer Staples	11.4
Energy	4.9
Financials	16.0
Health Care	6.4
Industrials	11.3
Information Technology	13.5
Materials	8.8
Telecommunication Services	1.6
Utilities	1.2
Short-Term Investments	11.5
Other Assets and Liabilities - Net	(8.3)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING MFS Total Return Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:		55.8%
		Consumer Discretionary:		4.8%
67,290		Advance Auto Parts, Inc.			$3,376,613
27,710	@	Apollo Group, Inc. - Class A			1,176,844
110,220		Comcast Corp. – Special Class A			1,810,915
68,850		Hasbro, Inc.			2,829,735
55,870		Home Depot, Inc.			1,568,271
74,360		Johnson Controls, Inc.			1,998,053
26,370	@	Kohl’s Corp.			1,252,575
41,330		McDonald’s Corp.			2,722,407
111,060		Nike, Inc.			7,502,103
143,720		Omnicom Group			4,929,596
104,860	@	Pulte Homes, Inc.			868,241
33,728		Stanley Black & Decker, Inc.			1,703,939
142,680		Staples, Inc.			2,718,054
11,940		Starwood Hotels & Resorts Worldwide, Inc.			494,674
71,870		Target Corp.			3,533,848
50,960		Time Warner, Inc.			1,473,254
234,290		Walt Disney Co.			7,380,135

					47,339,257

		Consumer Staples:		7.4%
76,497		Altria Group, Inc.			1,533,001
32,520		Clorox Co.			2,021,443
125,998		CVS Caremark Corp.			3,694,261
375,977		Diageo PLC			5,905,807
135,990		General Mills, Inc.			4,830,365
26,348		Groupe Danone			1,412,525
31,540		Heineken NV			1,336,898
21,598		JM Smucker Co.			1,300,632
56,533		Kellogg Co.			2,843,610
69,590		Kroger Co.			1,370,227
206,308		Nestle S.A.			9,947,931
131,120		PepsiCo, Inc.			7,991,764
304,120		Philip Morris International, Inc.			13,940,861
139,084		Procter & Gamble Co.			8,342,258
122,710		Walgreen Co.			3,276,357
66,960		Wal-Mart Stores, Inc.			3,218,767

					72,966,707

		Energy:		7.0%
46,750		Anadarko Petroleum Corp.			1,687,208
121,090		Apache Corp.			10,194,567
133,397		Chevron Corp.			9,052,320
34,488		Devon Energy Corp.			2,101,009
44,840		EOG Resources, Inc.			4,410,911
237,144		ExxonMobil Corp.			13,533,808
38,990		Halliburton Co.			957,205
87,130		Hess Corp.			4,386,124
92,110		Marathon Oil Corp.			2,863,700
58,950		National Oilwell Varco, Inc.			1,949,477
35,810	@	Noble Corp.			1,106,887
44,320		Noble Energy, Inc.			2,673,826
25,300		Occidental Petroleum Corp.			1,951,895
19,250		Schlumberger Ltd.			1,065,295
163,250		Total SA ADR			7,287,480
29,320	@	Transocean Ltd.			1,358,396
118,392		Williams Cos., Inc.			2,164,206

					68,744,314

		Financials:		12.2%
77,230		ACE Ltd.			3,975,800
28,250		Aflac, Inc.			1,205,429
78,510		Allstate Corp.			2,255,593
61,240		AON Corp.			2,273,229
715,260		Bank of America Corp.			10,278,286
512,436		Bank of New York Mellon Corp.			12,652,045
134,660		Charles Schwab Corp.			1,909,479
38,430		Chubb Corp.			1,921,884
17,970		Deutsche Boerse AG			1,091,743
17,755		Franklin Resources, Inc.			1,530,303
101,180		Goldman Sachs Group, Inc.			13,281,899
494,380		JP Morgan Chase & Co.			18,099,252
176,040		Marshall & Ilsley Corp.			1,263,967
313,200		Metlife, Inc.			11,826,432
78,120		PNC Financial Services Group, Inc.			4,413,780
145,620		Prudential Financial, Inc.			7,813,969
59,830		Regions Financial Corp.			393,681
172,330		State Street Corp.			5,828,201
138,410		Travelers Cos., Inc.			6,816,693
366,370		Wells Fargo & Co.			9,379,072
50,050		Zions Bancorp.			1,079,579

					119,290,316

		Health Care:		5.9%
193,680		Abbott Laboratories			9,060,351
39,054		Bayer AG			2,182,398
65,800		Becton Dickinson & Co.			4,449,396
25,140	@	DaVita, Inc.			1,569,742
68,920		GlaxoSmithKline PLC			1,170,320
244,160		Johnson & Johnson			14,420,090
150,730		Medtronic, Inc.			5,466,977
41,180		Merck & Co., Inc.			1,440,065
600,268		Pfizer, Inc.			8,559,822
6,690		Roche Holding AG - Genusschein			920,823
84,640	@	St. Jude Medical, Inc.			3,054,658
21,720	@	Thermo Fisher Scientific, Inc.			1,065,366
51,350	@	Waters Corp.			3,322,345
18,820	@	WellPoint, Inc.			920,863

					57,603,216

		Industrials:		6.6%
93,080		3M Co.			7,352,390
24,960		Canadian National Railway Co.			1,432,205
139,320		Danaher Corp.			5,171,558
24,880		Dun & Bradstreet Corp.			1,669,946
50,390		Eaton Corp.			3,297,522
37,700		Fluor Corp.			1,602,250
94,550		General Electric Co.			1,363,411
17,280		Goodrich Corp.			1,144,800
74,210		Honeywell International, Inc.			2,896,416
234,040		Lockheed Martin Corp.			17,435,980
103,970		Northrop Grumman Corp.			5,660,127
12,770		Precision Castparts Corp.			1,314,288
12,650		Union Pacific Corp.			879,302
32,910		United Parcel Service, Inc. - Class B			1,872,250
185,770		United Technologies Corp.			12,058,331

					65,150,776

		Information Technology:		4.5%
147,770		Accenture PLC			5,711,312
105,170	@	Cisco Systems, Inc.			2,241,173
136,570	@	Dell, Inc.			1,647,034
31,500	@	eBay, Inc.			617,715
4,250	@	Google, Inc. - Class A			1,891,038
121,719		Hewlett-Packard Co.			5,267,998
315,110		Intel Corp.			6,128,890
54,170		International Business Machines Corp.			6,688,912
14,110		Mastercard, Inc.			2,815,368
342,788		Oracle Corp.			7,356,230
50,450		Tyco Electronics Ltd.			1,280,421
17,780		Visa, Inc.			1,257,935
105,750		Western Union Co.			1,576,733

					44,480,759

		Materials:		1.8%
79,290		Air Products & Chemicals, Inc.			5,138,786
41,940		EI Du Pont de Nemours & Co.			1,450,705
19,180		Monsanto Co.			886,500
99,810		PPG Industries, Inc.			6,029,522
42,780		Sherwin-Williams Co.			2,959,948
25,140		United States Steel Corp.			969,147

					17,434,608

		Telecommunication Services:		2.6%
654,396		AT&T, Inc.			15,829,832
57,328		CenturyTel, Inc.			1,909,596
3,809,920		Vodafone Group PLC			7,850,302

					25,589,730

		Utilities:		3.0%
79,640		American Electric Power Co., Inc.			2,572,372
46,840		CenterPoint Energy, Inc.			616,414
35,240		CMS Energy Corp.			516,266
93,170		Dominion Resources, Inc.			3,609,406
50,510		Entergy Corp.			3,617,526
59,412		NextEra Energy, Inc.			2,896,929
21,770		Northeast Utilities			554,700
75,300	@	NRG Energy, Inc.			1,597,113
86,010		Pacific Gas & Electric Co.			3,535,011
149,760		PPL Corp.			3,736,512
146,160		Public Service Enterprise Group, Inc.			4,579,193
24,250		Sempra Energy			1,134,658

					28,966,100

		Total Common Stock (Cost $ 536,724,208)			547,565,783

PREFERRED STOCK:		0.0%
		Utilities:		0.0%
9,570	@	PPL Corp.			498,980

		Total Preferred Stock (Cost $ 478,500)			498,980

Principal Amount					Value

CORPORATE BONDS/NOTES:		10.7%
		Consumer Discretionary:		1.0%
$1,028,000		COX Communications, Inc., 4.625%, due 06/01/13			$1,096,849
1,385,000		Fortune Brands, Inc., 5.125%, due 01/15/11			1,411,793
1,329,000		Hearst-Argyle Television, Inc., 7.500%, due 11/15/27			1,061,705
418,000		Home Depot, Inc., 5.875%, due 12/16/36			429,941
339,000		Limited Brands, 5.250%, due 11/01/14			338,153
819,000		News America Holdings, 8.500%, due 02/23/25			1,015,810
1,029,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33			1,280,921
1,779,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35			1,880,310
942,000		Wyndham Worldwide Corp., 6.000%, due 12/01/16			915,094

					9,430,576

		Consumer Staples:		0.6%
1,090,000	#	Anheuser-Busch InBev Worldwide, Inc., 8.000%, due 11/15/39			1,428,992
952,000		CVS Caremark Corp., 6.125%, due 08/15/16			1,090,396
437,000		Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18			522,005
965,000	#	Erac USA Finance Co., 7.000%, due 10/15/37			1,054,905
689,000		Philip Morris International, Inc., 4.875%, due 05/16/13			745,674
1,119,000	#	SABMiller PLC, 5.500%, due 08/15/13			1,225,061

					6,067,033

		Energy:		1.3%
1,140,000		Anadarko Petroleum Corp., 6.450%, due 09/15/36			909,353
1,024,000		CenterPoint Energy Resources Corp., 7.875%, due 04/01/13			1,174,109
768,000		Enterprise Products Operating L.P., 6.500%, due 01/31/19			862,519
250,000		Hess Corp., 8.125%, due 02/15/19			312,144
659,000		Husky Energy, Inc., 5.900%, due 06/15/14			734,204
676,000		Husky Energy, Inc., 7.250%, due 12/15/19			818,391
1,459,000		Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11			1,510,554
15,000		Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31			16,641
420,000		Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32			477,076
1,403,000		Petro-Canada, 6.050%, due 05/15/18			1,582,319
646,000		Petroleos Mexicanos, 8.000%, due 05/03/19			771,970
925,000	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16			996,142
778,000		Spectra Energy Capital, LLC, 8.000%, due 10/01/19			937,333
1,136,000		Valero Energy Corp., 6.875%, due 04/15/12			1,223,562

					12,326,317

		Financials:		4.4%
750,000	#	Achmea Hypotheekbank NV, 3.200%, due 11/03/14			775,649
132,000		Allstate Corp., 5.550%, due 05/09/35			130,201
1,077,000		Allstate Corp., 6.125%, due 12/15/32			1,129,709
892,000		American Express Co., 5.500%, due 09/12/16			957,206
800,000		Asian Development Bank, 2.750%, due 05/21/14			830,356
521,000	#	Banco Bradesco SA/Cayman Islands, 6.750%, due 09/29/19			554,865
617,000		Bank of America Corp., 5.490%, due 03/15/19			597,667
420,000		Bank of America Corp., 7.375%, due 05/15/14			471,119
590,000		Bank of America Corp., 7.625%, due 06/01/19			676,968
558,000	#	BNP Paribas, 7.195%, due 12/31/49			491,040
365,000		Boston Properties, Inc., 5.000%, due 06/01/15			378,901
1,125,000	#	BPCE S.A., 12.500%, due 08/29/49			1,094,344
1,268,000		Capital One Financial Corp., 6.150%, due 09/01/16			1,343,436
1,854,000		Chubb Corp., 6.375%, due 03/29/67			1,798,380
610,000	#	Commonwealth Bank of Australia, 5.000%, due 10/15/19			634,380
1,637,000		CommonWealth REIT, 6.250%, due 08/15/16			1,668,979
1,230,000		Credit Suisse New York, 5.500%, due 05/01/14			1,345,974
605,000	#	Crown Castle Towers LLC, 6.113%, due 01/15/20			665,239
837,000	#	DBS Capital Funding Corp., 7.657%, due 03/31/49			855,833
421,000		General Electric Capital Corp., 5.450%, due 01/15/13			452,692
1,113,000		Goldman Sachs Group, Inc., 5.625%, due 01/15/17			1,126,889
1,400,000	#	Irish Life & Permanent Group Holdings PLC, 3.600%, due 01/14/13			1,387,905
1,020,000		JP Morgan Chase & Co., 6.300%, due 04/23/19			1,154,065
620,000		JP Morgan Chase Bank NA, 7.000%, due 11/01/39			632,479
64,000		Kimco Realty Corp., 6.000%, due 11/30/12			69,136
1,400,000		Kreditanstalt fuer Wiederaufbau, 4.875%, due 06/17/19			1,561,790
990,000		Merrill Lynch & Co., Inc., 6.150%, due 04/25/13			1,059,132
480,000	#	Metropolitan Life Global Funding I, 5.125%, due 04/10/13			519,491
470,000	#	Metropolitan Life Global Funding I, 5.125%, due 06/10/14			511,028
927,000		Morgan Stanley, 5.750%, due 10/18/16			935,098
1,320,000		Morgan Stanley, 6.625%, due 04/01/18			1,385,629
497,000	#, L	Nordea Bank AB, 5.424%, due 12/29/49			444,917
932,000		PNC Funding Corp., 5.625%, due 02/01/17			992,893
220,000		Prudential Financial, Inc., 5.375%, due 06/21/20			223,238
370,000		Prudential Financial, Inc., 6.625%, due 06/21/40			377,781
1,960,000	#	Royal Bank of Scotland PLC, 2.625%, due 05/11/12			2,010,921
1,228,000		Simon Property Group LP, 5.875%, due 03/01/17			1,329,508
1,500,000	#	Svenska Handelsbanken AB, 4.875%, due 06/10/14			1,585,196
540,000		Toyota Motor Credit Corp., 3.200%, due 06/17/15			551,786
1,782,000		UBS Preferred Funding Trust V, 6.243%, due 05/29/49			1,545,885
1,280,000	#	Unicredit Luxembourg Finance S.A., 6.000%, due 10/31/17			1,279,343
1,619,000	#, L	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49			1,546,145
432,000		Vornado Realty LP, 4.750%, due 12/01/10			436,206
687,000		Wachovia Corp., 5.250%, due 08/01/14			728,190
314,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 6.750%, due 09/02/19			349,602
2,157,000	#	Woori Bank, 6.125%, due 05/03/16			2,174,262
150,000	#	ZFS Finance USA Trust IV, 5.875%, due 05/09/32			133,128
430,000	#	ZFS Finance USA Trust V, 6.500%, due 05/09/37			389,150

					43,293,731

		Health Care:		0.7%
1,433,000		Allergan, Inc., 5.750%, due 04/01/16			1,678,563
712,000		Cardinal Health, Inc., 5.800%, due 10/15/16			798,388
980,000		CareFusion Corp., 6.375%, due 08/01/19			1,121,451
442,000		Hospira, Inc., 5.550%, due 03/30/12			470,815
832,000		Hospira, Inc., 6.050%, due 03/30/17			938,044
460,000		Pfizer, Inc., 7.200%, due 03/15/39			606,832
1,510,000	#	Roche Holdings, Inc., 6.000%, due 03/01/19			1,762,027

					7,376,120

		Industrials:		0.6%
873,000	#	Atlas Copco AB, 5.600%, due 05/22/17			946,501
1,754,000	#	BAE Systems Holdings, Inc., 5.200%, due 08/15/15			1,883,177
22,000		CRH America, Inc., 6.950%, due 03/15/12			23,835
99,000		CSX Corp., 6.750%, due 03/15/11			102,568
1,283,000	I	Kennametal, Inc., 7.200%, due 06/15/12			1,364,514
1,182,000		Tyco Electronics Group S.A., 6.550%, due 10/01/17			1,359,415

					5,680,010

		Information Technology:		0.3%
278,000		Adobe Systems, Inc., 3.250%, due 02/01/15			285,795
659,000		Adobe Systems, Inc., 4.750%, due 02/01/20			680,738
1,504,000		Western Union Co., 5.400%, due 11/17/11			1,585,869

					2,552,402

		Materials:		0.2%
1,462,000		ArcelorMittal, 6.125%, due 06/01/18			1,531,470
467,000		Vale Overseas Ltd., 6.875%, due 11/10/39			490,209

					2,021,679

		Telecommunication Services:		0.6%
1,070,000		AT&T, Inc., 6.550%, due 02/15/39			1,202,604
319,000	#	Qtel International Finance Ltd., 7.875%, due 06/10/19			370,081
1,230,000		Rogers Communications, Inc., 6.800%, due 08/15/18			1,456,318
653,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13			674,998
468,000		Telefonica Europe BV, 7.750%, due 09/15/10			473,877
1,854,000		Verizon New York, Inc., 6.875%, due 04/01/12			2,004,204

					6,182,082

		Utilities:		1.0%
1,933,761	I	Bruce Mansfield Unit, 6.850%, due 06/01/34			2,013,056
902,000	#	EDP Finance BV, 6.000%, due 02/02/18			889,681
940,000	#	Enel Finance International S.A., 5.125%, due 10/07/19			945,914
858,000	#	Enel Finance International S.A., 6.250%, due 09/15/17			931,317
1,200,000		Exelon Generation Co. LLC, 6.250%, due 10/01/39			1,286,282
377,000		Midamerican Funding, LLC, 6.927%, due 03/01/29			445,991
1,319,000		Oncor Electric Delivery Co., 7.000%, due 09/01/22			1,593,516
765,000	#	PSEG Power, LLC, 5.320%, due 09/15/16			825,509
991,000		PSEG Power, LLC, 6.950%, due 06/01/12			1,083,167

					10,014,433

		Total Corporate Bonds/Notes (Cost $ 99,074,949)			104,944,383

U.S. GOVERNMENT AGENCY OBLIGATIONS:		14.9%
		Federal Home Loan Mortgage Corporation##:		5.0%
9,730,642		4.500%, due 08/01/18-06/01/39			10,227,399
18,543,351		5.000%, due 03/01/18-09/01/39			19,685,998
7,602,666		5.500%, due 01/01/19-02/01/37			8,212,008
7,727,618		6.000%, due 04/01/16-05/01/37			8,458,890
2,395,759		6.500%, due 05/01/34-02/01/38			2,644,333

					49,228,628

		Federal National Mortgage Association##:		8.2%
146,164		4.010%, due 08/01/13			153,972
443,347		4.021%, due 08/01/13			467,380
3,731,314		4.500%, due 04/01/18-09/01/35			3,947,032
701,809		4.589%, due 05/01/14			753,823
364,510		4.630%, due 04/01/14			391,777
88,646		4.767%, due 04/01/13			94,129
720,181		4.791%, due 12/01/12			761,847
391,887		4.841%, due 08/01/14			423,370
29,256		4.845%, due 06/01/13			31,346
19,025		4.872%, due 02/01/14			20,380
385,404		4.880%, due 03/01/20			421,804
663,142		4.922%, due 04/01/15			724,570
248,000		4.940%, due 08/01/15			263,975
17,030,811		5.000%, due 11/01/17-11/01/39			18,114,871
8,382		5.190%, due 11/01/15			9,260
330,000		5.370%, due 05/01/18			367,463
16,030		5.371%, due 02/01/13			17,253
16,319		5.450%, due 04/01/17			18,170
286,855		5.466%, due 11/01/15			317,265
26,944,658		5.500%, due 11/01/17-08/01/38			29,064,027
317,077		5.660%, due 02/01/16			352,805
196,853		5.725%, due 07/01/16			218,132
15,003,998		6.000%, due 02/01/17-07/01/37			16,423,291
6,925		6.253%, due 09/01/11			7,167
212,038		6.330%, due 03/01/11			216,641
4,863,459		6.500%, due 06/01/31-07/01/37			5,396,069
1,046,000		6.625%, due 11/15/10			1,071,372
254,250		7.500%, due 02/01/30-02/01/32			290,070

					80,339,261

		Government National Mortgage Association:		1.6%
1,481,238		4.500%, due 07/20/33-03/15/40			1,553,635
6,860,579		5.000%, due 07/20/33-09/15/39			7,333,056
3,398,681		5.500%, due 11/15/32-12/15/33			3,700,260
2,727,563		6.000%, due 09/15/32-04/20/35			3,006,141

					15,593,092

		Other U.S. Agency Obligations:		0.1%
425,000		Financing Corp., 9.650%, due 11/02/18			622,194

					622,194

		Total U.S. Government Agency Obligations (Cost $ 136,534,709)			145,783,175

U.S. TREASURY OBLIGATIONS:		13.4%
		U.S. Treasury Notes:		13.4%
6,848,000		1.375%, due 01/15/13			6,941,092
4,247,000		1.500%, due 12/31/13			4,283,499
19,882,000		1.875%, due 04/30/14			20,243,912
1,682,000		2.000%, due 11/30/13			1,726,941
1,665,000		2.375%, due 08/31/10			1,671,309
663,000		2.625%, due 02/29/16			682,217
13,666,000		2.750%, due 10/31/13			14,384,531
4,105,000		3.125%, due 09/30/13			4,371,185
3,800,000	L	3.500%, due 05/31/13			4,084,111
14,194,000		3.750%, due 11/15/18			15,296,249
4,501,000		3.875%, due 02/15/13			4,862,840
1,164,000		4.500%, due 02/15/36			1,286,038
485,000	L	4.750%, due 08/15/17			560,819
5,949,000		5.000%, due 05/15/37			7,091,392
23,103,000		5.125%, due 06/30/11-05/15/16			24,311,331
6,312,000		5.250%, due 02/15/29			7,597,085
2,154,000		5.375%, due 02/15/31			2,650,430
1,500,000		6.000%, due 02/15/26			1,933,125
390,000		6.750%, due 08/15/26			541,491
390,000		8.000%, due 11/15/21			567,267
4,440,000		8.500%, due 02/15/20			6,513,618
57,000		9.875%, due 11/15/15			80,138

		Total U.S. Treasury Obligations (Cost $ 126,902,878)			131,680,620

ASSET-BACKED SECURITIES:		1.1%
		Credit Card Asset-Backed Securities:		0.2%
1,874,000		Household Credit Card Master Note Trust I, 0.900%, due 07/15/13			1,873,459

					1,873,459

		Home Equity Asset-Backed Securities:		0.1%
1,144,987	#	Bayview Financial Revolving Mortgage Loan Trust, 1.947%, due 12/28/40			471,506
910,030		GMAC Mortgage Corp. Loan Trust, 5.805%, due 10/25/36			476,070
1,204,000		Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35			439,695

					1,387,271

		Other Asset-Backed Securities:		0.8%
1,134,757	#	Anthracite CDO I Ltd., 0.797%, due 05/24/17			1,062,473
20,206		Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35			20,025
919,000		Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46			597,543
519,322		Small Business Administration, 4.770%, due 04/01/24			552,752
766,663		Small Business Administration, 4.990%, due 09/01/24			818,543
2,738,580		Small Business Administration, 5.110%, due 08/01/25			2,955,608
834,271		Small Business Administration, 5.180%, due 05/01/24			894,023
492,567		Structured Asset Securities Corp., 4.670%, due 03/25/35			481,352

					7,382,319

		Total Asset-Backed Securities (Cost $ 12,470,092)			10,643,049

COLLATERALIZED MORTGAGE OBLIGATIONS:		2.5%

2,000,000		Banc of America Commercial Mortgage, Inc., 5.935%, due 02/10/51			2,091,728
30,362	#	BlackRock Capital Finance LP, 7.750%, due 09/25/26			20,942
3,050,000		Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49			3,114,637
990,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, due 12/11/49			963,628
1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40			1,372,891
1,468,856		Crest G-Star, 1.008%, due 11/28/16			1,366,954
1,064,000		FHLMC Multifamily Structured Pass-Through Certificates, 5.085%, due 03/25/19			1,166,724
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39			97,228
1,180,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42			1,103,641
1,452,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37			1,323,337
1,660,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.407%, due 05/15/41			1,763,316
1,020,933		JP Morgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43			1,085,567
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.983%, due 06/15/49			980,655
1,037,000		JP Morgan Chase Commercial Mortgage Securities Corp., 6.064%, due 04/15/45			1,106,828
789,000		Merrill Lynch Mortgage Trust, 6.020%, due 06/12/50			213,898
1,442,297		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.810%, due 06/12/50			1,413,718
5,713,051	#, ^	Morgan Stanley Capital I, 1.134%, due 11/15/30			231,000
772,000		RAAC Series, 4.971%, due 09/25/34			772,262
1,185,451	#	Spirit Master Funding, LLC, 5.050%, due 07/20/23			1,031,627
359,641	#	System Energy Resources, Inc., 5.129%, due 01/15/14			367,429
588,728		W3A Funding Corp., 8.090%, due 01/02/17			613,388
2,400,000		Wachovia Bank Commercial Mortgage Trust, 6.099%, due 02/15/51			2,362,993

		Total Collateralized Mortgage Obligations (Cost $ 25,093,321)			24,564,391

MUNICIPAL BONDS:		0.5%
		Massachusetts:		0.3%
1,900,000		Massachusetts Health & Educational Facilities Authority, 5.500%, due 07/01/32			2,330,046

					2,330,046

		New Jersey:		0.1%
900,000		New Jersey State Turnpike Authority, 7.414%, due 01/01/40			1,134,378

					1,134,378

		New York:		0.1%
920,000		Metropolitan Transportation Authority, 7.336%, due 11/15/39			1,137,957

					1,137,957

		Total Municipal Bonds (Cost $ 4,182,667)			4,602,381

OTHER BONDS:		0.3%
		Foreign Government Bonds:		0.3%
102,000		Peru Government International Bond, 7.350%, due 07/21/25			122,655
1,800,000	#	Russian Foreign Bond - Eurobond, 3.625%, due 04/29/15			1,750,500
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, due 05/05/14			638,843

		Total Other Bonds (Cost $ 2,504,953)			2,511,998

		Total Long-Term Investments (Cost $ 943,966,277)			972,794,760

SHORT-TERM INVESTMENTS:		1.2%
		Commercial Paper:		0.8%
7,668,000		BNP Paribas, 0.040%, due 07/01/10			7,667,991

		Total Commercial Paper (Cost $ 7,667,991)			7,667,991

		Securities Lending Collateralcc:		0.4%
2,719,464		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$2,719,464
2,385,323	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			1,908,260

		Total Securities Lending Collateral (Cost $ 5,104,788)			4,627,724

		Total Short-Term Investments (Cost $ 12,772,779)			12,295,715

		Total Investments in Securities (Cost $ 956,739,056) *	100.4%		$985,090,475
		Other Assets and Liabilities - Net	(0.4)		(4,175,903)

		Net Assets	100.0%		$980,914,572

	@	Non-income producing security
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

See Accompanying Notes to Financial Statements

ING MFS Utilities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)

Shares					Value

COMMON STOCK:			93.0%
		Consumer Discretionary:		8.7%
68,100		Cablevision Systems Corp.			$1,635,081
650,000		Comcast Corp. – Special Class A			10,679,500
175,626		Time Warner Cable, Inc.			9,146,602
1,004,000		Virgin Media, Inc.			16,756,760

					38,217,943

		Energy:		8.9%
20,800		Apache Corp.			1,751,152
111,840		Consol Energy, Inc.			3,775,718
1,103,310		El Paso Corp.			12,257,774
9,400		Halliburton Co.			230,770
53,600	@	Niska Gas Storage Partners LLC			994,816
75,100		Southern Union Co.			1,641,686
25,900	@	Southwestern Energy Co.			1,000,776
128,630		Spectra Energy Corp.			2,581,604
819,541		Williams Cos., Inc.			14,981,209

					39,215,505

		Telecommunication Services:		19.3%
47,020		America Movil SA de CV - Series L ADR			2,233,450
129,700	@	American Tower Corp.			5,771,650
438,660		Cellcom Israel Ltd.			10,966,500
222,500		CenturyTel, Inc.			7,411,475
65,700	@	Crown Castle International Corp.			2,447,982
74,400		France Telecom S.A.			1,290,465
151,625		Mobile Telesystems Finance SA ADR			2,905,135
202,440		MTN Group Ltd.			2,653,007
140,900	@	NII Holdings, Inc.			4,582,068
323,200		Partner Communications ADR			4,932,032
464,800		Portugal Telecom SGPS S.A.			4,645,662
926,000		Qwest Communications International, Inc.			4,861,500
222,480		Telefonica S.A.			4,121,382
125,138	@	Telenet Group Holding NV			3,283,118
89,300		Tim Participacoes SA ADR			2,423,602
280,000		Vivo Participacoes S.A. ADR			7,257,600
3,414,810		Vodafone Group PLC			7,036,182
415,714		Windstream Corp.			4,389,940
4,563,500	@	XL Axiata Tbk PT			2,040,790

					85,253,540

		Utilities:		56.1%
979,380	@	AES Corp.			9,049,471
43,200		Allegheny Energy, Inc.			893,376
95,600		Alliant Energy Corp.			3,034,344
393,510		American Electric Power Co., Inc.			12,710,373
143,250		American Water Works Co., Inc.			2,950,950
387,090	@	Calpine Corp.			4,923,785
350,000		CenterPoint Energy, Inc.			4,606,000
140,740		CEZ A/S			5,728,406
136,780	@	China Hydroelectric Corp. ADR			1,027,218
1,395,000	@	China Longyuan Power Group Corp.			1,280,708
185,500		Cia de Saneamento de Minas Gerais-COPASA			2,569,252
84,900		Cia Paranaense de Energia ADR			1,753,185
1,086,370		CMS Energy Corp.			15,915,319
178,090		Constellation Energy Group, Inc.			5,743,403
111,900		CPFL Energia S.A.			2,454,981
11,000		CPFL Energia S.A. ADR			736,450
282,300		DPL, Inc.			6,746,970
209,845		E.ON AG			5,642,369
93,350		EDP - Energias do Brasil S.A.			1,833,384
74,561	@	EDP Renovaveis S.A.			439,120
179,350		Enagas			2,701,598
2,538,400		Energias de Portugal S.A.			7,554,400
160,700		Entergy Corp.			11,509,334
383,630		EQT Corp.			13,864,388
123,100		FirstEnergy Corp.			4,336,813
218,400		Fortum OYJ			4,794,043
1,064,680		National Grid PLC			7,773,185
76,400		NextEra Energy, Inc.			3,725,264
240,800		NiSource, Inc.			3,491,600
233,000		Northeast Utilities			5,936,840
366,614	@	NRG Energy, Inc.			7,775,883
95,800		NV Energy, Inc.			1,131,398
2,800		Oesterreichische Elektrizitaetswirtschafts AG			85,675
165,900		OGE Energy Corp.			6,065,304
247,600		Pacific Gas & Electric Co.			10,176,360
349,400		PPL Corp.			8,717,530
375,920		Public Service Enterprise Group, Inc.			11,777,574
354,590		Questar Corp.			16,130,299
192,239		Red Electrica de Espana			6,883,124
26,900		RWE AG			1,760,230
28,800		Scottish & Southern Energy PLC			479,634
155,720		Sempra Energy			7,286,139
576,700		Tractebel Energia S.A.			6,741,479
134,200		Wisconsin Energy Corp.			6,809,308

					247,546,466

		Total Common Stock (Cost $ 411,292,591)			410,233,454

PREFERRED STOCK:			5.0%
		Energy:		0.9%
4,430		El Paso Corp.			4,264,983

					4,264,983

		Utilities:		4.1%
273,387		AES Tiete S.A.			3,126,154
51,300		Cia Paranaense de Energia			1,052,432
242,120		Eletropaulo Metropolitana de Sao Paulo S.A.			4,863,862
37,810		Great Plains Energy, Inc.			2,259,148
96,000		NextEra Energy, Inc.			4,737,600
36,530	@	PPL Corp.			1,904,674

					17,943,870

		Total Preferred Stock (Cost $ 20,742,023)			22,208,853

Principal Amount					Value

CORPORATE BONDS/NOTES			0.9%
		Telecommunication Services:		0.9%
$3,184,000		Virgin Media, Inc., 6.500%, due 11/15/16			$3,745,180

		Total Corporate Bonds/Notes (Cost $ 2,847,403)			3,745,180

		Total Long-Term Investments (Cost $ 434,882,017)			436,187,487

SHORT-TERM INVESTMENTS:			0.9%
		Commercial Paper:		0.9%
4,198,000		AT&T, Inc., 0.050%, due 07/01/10			4,197,994

		Total Short-Term Investments (Cost $ 4,197,994)			4,197,994

		Total Investments in Securities (Cost $ 439,080,011) *	99.8%		$440,385,481
		Other Assets and Liabilities - Net	0.2		706,380

		Net Assets	100.0%		$441,091,861

	@	Non-income producing security
	ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements

ING Morgan Stanley Global Franchise Portfolio				PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
	Shares					Value

COMMON STOCK:				97.7%
			Finland:		2.9%
	230,912		Kone OYJ			$9,193,855

						9,193,855

			France:		3.0%
	181,955		Groupe Danone			9,754,665

						9,754,665

			Ireland:		2.5%
	208,198		Accenture PLC			8,046,853

						8,046,853

			Japan:		2.8%
	388,200		Kao Corp.			9,133,900

						9,133,900

			Netherlands:		4.4%
	959,840		Reed Elsevier NV			10,625,675
	174,189	L	Wolters Kluwer NV			3,340,428

						13,966,103

			Sweden:		4.8%
	708,329		Swedish Match AB			15,478,634

						15,478,634

			Switzerland:		8.7%
	437,784		Nestle S.A.			21,109,434
	141,511		Novartis AG			6,858,066

						27,967,500

			United Kingdom:		31.0%
	233,238		Admiral Group PLC			4,884,536
	910,065		British American Tobacco PLC			28,881,618
	445,540		Diageo PLC			6,998,495
	352,655		Experian Group Ltd.			3,066,794
	746,939		Imperial Tobacco Group PLC			20,869,966
	421,215		Reckitt Benckiser PLC			19,592,520
	562,237		Unilever PLC			15,029,716

						99,323,645

			United States:		37.6%
	156,760		Brown-Forman Corp.			8,971,375
	513,902		Dr Pepper Snapple Group, Inc.			19,214,796
	319,867		Kellogg Co.			16,089,310
	115,552		Mead Johnson Nutrition Co.			5,791,466
	367,417		Microsoft Corp.			8,454,265
	606,361	L	Moody’s Corp.			12,078,711
	312,556		Philip Morris International, Inc.			14,327,567
	246,277		Procter & Gamble Co.			14,771,694
	179,162		Scotts Miracle-Gro Co.			7,956,584
	136,292		Visa, Inc.			9,642,659
	121,048		Weight Watchers International, Inc.			3,109,723

						120,408,150

			Total Common Stock (Cost $ 308,875,264)			313,273,305

SHORT-TERM INVESTMENTS:				0.7%
			Securities Lending Collateralcc:		0.7%
	1,743,143		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			1,743,143
	727,587	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			582,069

			Total Short-Term Investments (Cost $ 2,470,730)			2,325,212

			Total Investments in Securities (Cost $ 311,345,994) *	98.4%		$315,598,517
			Other Assets and Liabilities - Net	1.6		5,037,916

			Net Assets	100.0%		$320,636,433

		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
		(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

			Industry	Percentage of Net Assets

			Consumer Discretionary	5.3%
			Consumer Staples	70.5
			Financials	5.3
			Health Care	2.1
			Industrials	3.8
			Information Technology	8.2
			Materials	2.5
			Short-Term Investments	0.7
			Other Assets and Liabilities - Net	1.6

			Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING Morgan Stanley Global Tactical Asset Allocation Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			46.6%
		Austria:		0.0%
225		Erste Bank der Oesterreichischen Sparkassen AG			$7,139
114		OMV AG			3,423

					10,562

		Belgium:		0.2%
1,209		Anheuser-Busch InBev NV			58,130
540		Delhaize Group			39,185
4,210		Fortis			9,369
336		Groupe Bruxelles Lambert S.A.			23,299
205	@	KBC Groep NV			7,858
194		Umicore			5,597

					143,438

		Bermuda:		0.1%
1,000	@, S	Marvell Technology Group Ltd.			15,760
100		PartnerRe Ltd.			7,014
472		SeaDrill Ltd. ADR			8,514
1,500	S	Tyco Electronics Ltd.			38,070
200		Tyco International Ltd.			7,046

					76,404

		Denmark:		0.3%
1		AP Moller - Maersk A/S - Class A			7,605
6		AP Moller - Maersk A/S - Class B			47,255
392		Carlsberg A/S			29,874
27		Coloplast A/S			2,680
1,166	@	Danske Bank A/S			22,437
962		Novo-Nordisk A/S			77,723
795	@	Vestas Wind Systems A/S			33,085

					220,659

		Finland:		0.2%
983		Fortum OYJ			21,578
545		Kone OYJ			21,699
4,746		Nokia OYJ			38,684
575		Sampo OYJ			12,123
664		UPM-Kymmene OYJ			8,791

					102,875

		France:		2.0%
107	@	Accor S.A.			4,954
650		Air Liquide			65,641
4,685	@	Alcatel S.A.			11,931
1,025		Alstom			46,409
115	@	Atos Origin			4,618
2,280		AXA S.A.			34,832
979		BNP Paribas			52,671
196		Bouygues S.A.			7,566
486		Capgemini S.A.			21,360
1,006		Carrefour S.A.			39,906
182		Christian Dior S.A.			17,469
365		Cie de Saint-Gobain			13,602
340		Cie Generale D’Optique Essilor International S.A.			20,205
234		Compagnie Generale des Etablissements Michelin			16,303
681		Credit Agricole S.A.			7,066
109		Dassault Systemes S.A.			6,603
390		Electricite de France			14,838
2,560		France Telecom S.A.			44,403
2,073		Gaz de France			58,978
1,005		Groupe Danone			53,878
109		Hermes International			14,450
461		Lafarge S.A.			25,137
488		L’Oreal S.A.			47,780
706		LVMH Moet Hennessy Louis Vuitton S.A.			76,843
419		Pernod-Ricard S.A.			32,500
237		PPR			29,441
455	@	Renault S.A.			16,866
2,687		Sanofi-Aventis			161,831
239		Schneider Electric S.A.			24,139
1,020		Societe Generale			41,972
194		Sodexho Alliance S.A.			10,766
429		Suez Environnement S.A.			7,080
266		Technip S.A.			15,257
3,370		Total S.A.			150,433
82		Vallourec			14,138
847		Veolia Environnement			19,899
998		Vinci S.A.			41,439
2,541		Vivendi			51,639

					1,324,843

		Germany:		1.6%
604		Adidas AG			29,243
643		Allianz AG			63,640
1,324		BASF AG			72,344
1,486		Bayer AG			83,040
663		Bayerische Motoren Werke AG			32,206
155		Beiersdorf AG			8,561
92		Celesio AG			2,006
1,919	@	Commerzbank AG			13,396
1,737	@	DaimlerChrysler AG			87,867
1,048		Deutsche Bank AG			58,865
466		Deutsche Boerse AG			28,311
3,229		Deutsche Post AG			47,079
5,010		Deutsche Telekom AG			59,146
2,529		E.ON AG			68,000
38		Fresenius AG			2,519
403		Fresenius Medical Care AG & Co. KGaA			21,744
562		HeidelbergCement AG			26,561
232		Henkel KGaA			9,495
1,979	@	Infineon Technologies AG			11,473
426		K+S AG			19,577
511		Linde AG			53,732
139		MAN AG			11,459
100		Merck KGaA			7,336
246		Muenchener Rueckversicherungs AG			30,889
533		RWE AG			34,877
61		Salzgitter AG			3,635
2,202		SAP AG			97,917
726		Siemens AG			64,933
818		ThyssenKrupp AG			20,158
38		Volkswagen AG			3,224

					1,073,233

		Ireland:		0.1%
1,100	S	Accenture PLC			42,515
200		Covidien PLC			8,036
1,462		CRH PLC			30,327
200		Ingersoll-Rand PLC			6,898

					87,776

		Italy:		0.5%
191		Altantia S.p.A.			3,385
2,496		Assicurazioni Generali S.p.A.			43,523
1,267		Banche Popolari Unite Scpa			10,909
1,271		Banco Popolare Scarl			6,968
10,782		Enel S.p.A.			45,653
3,872		ENI S.p.A.			71,075
1,458		Fiat S.p.A			14,976
300		Finmeccanica S.p.A.			3,110
12,024		Intesa Sanpaolo S.p.A.			31,668
595		Saipem S.p.A.			18,123
5,641		Snam Rete Gas S.p.A.			22,512
20,397		Telecom Italia S.p.A.			22,526
24,622		UniCredito Italiano S.p.A.			54,465

					348,893

		Japan:		6.9%
6,000		Amada Co., Ltd.			39,440
1,300		Axell Corp.			43,237
2,000		Canon, Inc.			74,539
7,900		Casio Computer Co., Ltd.			47,449
6,500		Daibiru Corp.			48,969
23,500		Daifuku Co., Ltd.			144,235
31,000	@	Dainippon Screen Manufacturing Co., Ltd.			140,982
33,000		Daiwa Securities Group, Inc.			139,324
1,600		East Japan Railway Co.			106,537
3,800		Fuji Machine Manufacturing Co., Ltd.			68,915
9,000		Fujitsu Ltd.			56,257
6,000		Hitachi Capital Corp.			79,789
4,500		Hitachi High-Technologies Corp.			82,669
14,800		Japan Securities Finance Co., Ltd.			83,155
3,100		JSR Corp.			52,073
18,000		Kaneka Corp.			104,423
6,400		Matsushita Electric Industrial Co., Ltd.			79,916
5,000		Minebea Co., Ltd.			27,698
31,500		Mitsubishi Chemical Holdings Corp.			143,780
2,500		Mitsubishi Corp.			51,721
11,000		Mitsubishi Estate Co., Ltd.			153,138
7,000		Mitsui Fudosan Co., Ltd.			97,429
27,000		Mitsui Mining & Smelting Co., Ltd.			71,254
17,000		Mitsui OSK Lines Ltd.			112,398
45,000		Mitsui Trust Holdings, Inc.			158,691
2,200		Mitsumi Electric Co., Ltd.			37,322
29,000		NEC Corp.			75,280
40,000		Nippon Sheet Glass Co., Ltd.			97,857
23,000		Nippon Steel Corp.			76,025
3,800		Nippon Telegraph & Telephone Corp.			154,796
16,300	@	Nissan Motor Co., Ltd.			113,586
10,000		Obayashi Corp.			39,645
1,000		Ono Pharmaceutical Co., Ltd.			40,538
10,000		Ricoh Co., Ltd.			127,515
2,500		Rohm Co., Ltd.			150,123
22,000		Sanwa Shutter Corp.			66,336
17,000		Sekisui Chemical Co., Ltd.			106,043
12,000		Sekisui House Ltd.			102,630
6,700		Shin-Etsu Polymer Co., Ltd.			39,614
4,600		Sony Corp.			122,696
5,400		Sumitomo Mitsui Financial Group, Inc.			152,833
91,000		Sumitomo Osaka Cement Co., Ltd.			172,939
24,000		Sumitomo Trust & Banking Co., Ltd.			122,188
3,400		Suzuki Motor Corp.			66,726
110,000		Taiheiyo Cement Corp.			138,897
19,000		Teijin Ltd.			56,410
2,400		Toyota Motor Corp.			82,461
17,000		Tsubakimoto Chain Co.			68,394
2,700		Union Tool Co.			68,443
8,500		Yamaha Motor Co., Ltd.			112,372

					4,599,687

		Luxembourg:		0.1%
1,276		ArcelorMittal			34,225
1,079		SES S.A.			22,439
1,389		Tenaris S.A.			23,957

					80,621

		Netherlands:		1.0%
1,679	@	Aegon NV			8,919
527		Akzo Nobel NV			27,391
717		ASML Holding NV			19,732
570	@	European Aeronautic Defence and Space Co. NV			11,632
848		Heineken NV			35,944
3,663		Koninklijke Ahold NV			45,311
500		Koninklijke DSM NV			19,876
1,042		Koninklijke Philips Electronics NV			31,116
184	@	Randstad Holdings NV			7,230
474		Reed Elsevier NV			5,247
5,208		Royal Dutch Shell PLC - Class A			131,429
5,068		Royal Dutch Shell PLC - Class B			122,497
1,872		Royal KPN NV			23,862
1,275		TNT NV			32,114
4,053		Unilever NV			110,684
291		Wolters Kluwer NV			5,581

					638,565

		Norway:		0.2%
1,285		DnB NOR ASA			12,359
867		Norsk Hydro ASA			3,915
1,458		Orkla ASA			9,324
1,993		Statoil ASA			38,395
2,987		Telenor ASA			37,628
185		Yara International ASA			5,200

					106,821

		Portugal:		0.0%
1,794		Energias de Portugal S.A.			5,339
2,123		Portugal Telecom SGPS S.A.			21,219

					26,558

		Spain:		0.7%
1,556		Abertis Infraestructuras S.A.			22,366
249		Acerinox S.A.			3,869
667		ACS Actividades de Construccion y Servicios S.A.			24,512
5,243		Banco Bilbao Vizcaya Argentaria S.A.			54,018
1,658		Banco De Sabadell S.A.			7,508
903		Banco Popular Espanol S.A.			4,577
11,672		Banco Santander Central Hispano S.A.			122,395
1,080		Cintra Concesiones DE Infrae			6,985
5,090		Iberdrola S.A.			28,609
440		Inditex S.A.			25,089
271		Indra Sistemas S.A.			4,333
147		Red Electrica de Espana			5,263
1,600		Repsol YPF S.A.			32,288
6,042		Telefonica S.A.			111,926

					453,738

		Sweden:		0.8%
3,078		Atlas Copco AB - Class A			45,002
1,177		Atlas Copco AB - Class B			15,538
500		Electrolux AB			11,430
200		Getinge AB			3,871
2,136		Hennes & Mauritz AB			58,702
2,099		Investor AB			33,954
248		Millicom International Cellular S.A.			20,123
3,258		Nordea Bank AB			26,866
5,130		Sandvik AB			62,575
1,825		Skandinaviska Enskilda Banken AB			9,670
475		Skanska AB			6,872
1,345		SKF AB - B Shares			24,139
1,100		Svenska Cellulosa AB - B Shares			12,937
883		Svenska Handelsbanken AB			21,602
483		Swedish Match AB			10,555
9,165		Telefonaktiebolaget LM Ericsson			101,660
4,050		TeliaSonera AB			26,024
5,376	@	Volvo AB - B Shares			59,452

					550,972

		Switzerland:		2.3%
6,220	@	ABB Ltd.			108,294
100		ACE Ltd.			5,148
137	@	Actelion Ltd. - Reg			5,130
242		Adecco S.A.			11,545
1,311		Compagnie Financiere Richemont S.A.			45,770
1,984		Credit Suisse Group			74,593
20		Givaudan			16,987
514		Holcim Ltd.			34,408
693		Julius Baer Group Ltd.			19,759
273		Kuehne & Nagel International AG			28,102
8,137		Nestle S.A.			392,357
130		Nobel Biocare Holding AG			2,238
3,949		Novartis AG			191,381
1,320		Roche Holding AG - Genusschein			181,687
17		SGS S.A.			22,944
171		Sonova Holding AG - Reg			20,985
1,320		STMicroelectronics NV			10,484
9		Straumann Holding AG			1,946
127		Swatch Group AG - BR			35,817
331		Swiss Reinsurance			13,600
81		Swisscom AG			27,461
223		Syngenta AG			51,517
169		Synthes, Inc.			19,432
8,720	@	UBS AG - Reg			115,521
5,002		Xstrata PLC			65,499
278		Zurich Financial Services AG			61,275

					1,563,880

		United Kingdom:		4.7%
544		Amec PLC			6,665
2,850	@	Anglo American PLC			99,309
574		Antofagasta PLC			6,678
2,922		AstraZeneca PLC			137,760
704	@	Autonomy Corp. PLC			19,190
5,051		Aviva PLC			23,473
10,904		BAE Systems PLC			50,750
36,799		Barclays PLC			146,883
6,956		BG Group PLC			103,455
4,843		BHP Billiton PLC			125,572
27,541		BP PLC			131,843
3,749		British American Tobacco PLC			118,977
3,108		British Sky Broadcasting PLC			32,453
11,163		BT Group PLC			21,548
664		Burberry Group PLC			7,499
2,358	@	Cairn Energy PLC			14,486
2,063		Capita Group PLC			22,729
856		Carnival PLC			27,727
10,090		Centrica PLC			44,527
4,770		Compass Group PLC			36,288
6,719		Diageo PLC			105,541
2,400		Experian Group Ltd.			20,871
1,060		Firstgroup PLC			5,754
9,025		GlaxoSmithKline PLC			153,252
3,872		Group 4 Securicor PLC			15,351
25,873		HSBC Holdings PLC			236,368
1,902		Imperial Tobacco Group PLC			53,143
642		Inmarsat PLC			6,807
1,064		International Power PLC			4,753
1,965		J Sainsbury PLC			9,376
622		Johnson Matthey PLC			13,819
5,474		Kingfisher PLC			17,148
9,803		Legal & General Group PLC			11,426
87,063	@	Lloyds TSB Group PLC			68,733
1,046		Marks & Spencer Group PLC			5,153
6,227		National Grid PLC			45,463
355		Next PLC			10,584
13,948		Old Mutual PLC			21,355
2,922		Pearson PLC			38,429
3,083		Prudential PLC			23,254
120		Randgold Resources Ltd.			11,408
1,367		Reckitt Benckiser PLC			63,585
3,500		Reed Elsevier PLC			25,952
3,108		Rio Tinto PLC			136,486
638,910	@	Rolls-Royce Group PLC			955
8,094		Rolls-Royce Group PLC			67,559
12,199		Royal & Sun Alliance Insurance Group			21,641
15,761	@	Royal Bank of Scotland Group PLC			9,599
1,925		SABMiller PLC			53,978
2,054		Sage Group PLC			7,067
2,488		Scottish & Southern Energy PLC			41,435
900		Shire PLC			18,463
1,989		Smith & Nephew PLC			18,791
1,575		Smiths Group PLC			25,075
3,700		Standard Chartered PLC			90,096
4,288		Standard Life PLC			11,081
22,295		Tesco PLC			125,775
2,047		Tullow Oil PLC			30,450
3,525		Unilever PLC			94,230
139		Vedanta Resources PLC			4,367
79,659		Vodafone Group PLC			164,137
5,555		WM Morrison Supermarkets PLC			21,951
777	@	Wolseley PLC			15,423
4,475		WPP PLC			42,157

					3,146,053

		United States:		24.9%
200		3M Co.			15,798
8,100	S	Abbott Laboratories			378,918
1,100	@, S	Adobe Systems, Inc.			29,073
2,500	@, S	AES Corp.			23,100
200		Aetna, Inc.			5,276
200		Aflac, Inc.			8,534
600	@, S	Agilent Technologies, Inc.			17,058
30		Air Products & Chemicals, Inc.			1,944
1,300		AK Steel Holding Corp.			15,496
10,000	S	Alcoa, Inc.			100,600
600	S	Allergan, Inc.			34,956
100	@	Alliant Techsystems, Inc.			6,206
300		Allstate Corp.			8,619
1,200	S	Altera Corp.			29,772
600		Altria Group, Inc.			12,024
200		American Electric Power Co., Inc.			6,460
1,500	S	American Express Co.			59,550
1,000	@, S	American Tower Corp.			44,500
300		Ameriprise Financial, Inc.			10,839
1,400	S	AmerisourceBergen Corp.			44,450
1,700	@, S	Amgen, Inc.			89,420
600	S	Amphenol Corp.			23,568
900	S	Anadarko Petroleum Corp.			32,481
105		Analog Devices, Inc.			2,925
100		AON Corp.			3,712
100		Apache Corp.			8,419
200	@, S	Apollo Group, Inc. - Class A			8,494
1,500	@, S	Apple, Inc.			377,295
3,000	S	Applied Materials, Inc.			36,060
8,300		Archer-Daniels-Midland Co.			214,306
500	@	Arrow Electronics, Inc.			11,175
200		Assurant, Inc.			6,940
2,400		AT&T, Inc.			58,056
6,800		Automatic Data Processing, Inc.			273,768
1,300		Avon Products, Inc.			34,450
700	S	Baker Hughes, Inc.			29,099
4,561		Bank of America Corp.			65,542
500		Bank of New York Mellon Corp.			12,345
1,400		Baxter International, Inc.			56,896
500		BB&T Corp.			13,155
500	S	Becton Dickinson & Co.			33,810
196	@	Berkshire Hathaway, Inc.			15,619
500	@, S	Biogen Idec, Inc.			23,725
400	@	BJ’s Wholesale Club, Inc.			14,804
500	@, S	BMC Software, Inc.			17,315
200		Boeing Co.			12,550
700	@	Boston Scientific Corp.			4,060
12,100		Bristol-Myers Squibb Co.			301,774
700	S	Broadcom Corp.			23,079
100	@	Bunge Ltd.			4,919
1,100	S	CA, Inc.			20,240
500	@, S	Cameron International Corp.			16,260
7,800		Campbell Soup Co.			279,474
700	S	Capital One Financial Corp.			28,210
100		Cardinal Health, Inc.			3,361
200	@, S	CareFusion Corp.			4,540
4,500	S	Caterpillar, Inc.			270,315
500		CBS Corp. - Class B			6,465
700	@, S	Celgene Corp.			35,574
17,500		CenterPoint Energy, Inc.			230,300
100		CenturyTel, Inc.			3,331
300	S	CH Robinson Worldwide, Inc.			16,698
1,700	S	Charles Schwab Corp.			24,106
1,200		Chesapeake Energy Corp.			25,140
4,000		Chevron Corp.			271,440
5,400		Chubb Corp.			270,054
600		Cigna Corp.			18,636
10,600	@, S	Cisco Systems, Inc.			225,886
17,100	@, S	Citigroup, Inc.			64,296
400	@, S	Citrix Systems, Inc.			16,892
300	S	Cliffs Natural Resources, Inc.			14,148
100	S	Clorox Co.			6,216
100	S	CME Group, Inc.			28,155
900	S	Coach, Inc.			32,895
4,000	S	Coca-Cola Co.			200,480
600	S	Coca-Cola Enterprises, Inc.			15,516
800	@, S	Cognizant Technology Solutions Corp.			40,048
1,000		Colgate-Palmolive Co.			78,760
1,000		Comcast Corp. – Class A			17,370
500		Comcast Corp. – Special Class A			8,215
400		Commercial Metals Co.			5,288
400		Computer Sciences Corp.			18,100
200		ConAgra Foods, Inc.			4,664
5,600		ConocoPhillips			274,904
500	S	Consol Energy, Inc.			16,880
200		Consolidated Edison, Inc.			8,620
200		Constellation Energy Group, Inc.			6,450
1,700	S	Corning, Inc.			27,455
700		Costco Wholesale Corp.			38,381
600	@	Coventry Health Care, Inc.			10,608
100	S	CR Bard, Inc.			7,753
200	@, S	Cree, Inc.			12,006
800	@, S	Crown Castle International Corp.			29,808
1,800	S	CVS Caremark Corp.			52,776
500		D.R. Horton, Inc.			4,915
3,000	S	Danaher Corp.			111,360
700	S	Deere & Co.			38,976
3,800	@, S	Dell, Inc.			45,828
200		Devon Energy Corp.			12,184
1,900	@, S	DIRECTV			64,448
1,000	S	Discover Financial Services			13,980
200		Dominion Resources, Inc.			7,748
255	S	Dow Chemical Co.			6,049
400	S	Dr Pepper Snapple Group, Inc.			14,956
500		Duke Energy Corp.			8,000
100		Eaton Corp.			6,544
2,300	@, S	eBay, Inc.			45,103
1,000	S	Ecolab, Inc.			44,910
200		Edison International			6,344
8,100		EI Du Pont de Nemours & Co.			280,179
2,600		El Paso Corp.			28,886
300		Eli Lilly & Co.			10,050
4,400	@, S	EMC Corp.			80,520
200		Emerson Electric Co.			8,738
300	@	Endo Pharmaceuticals Holdings, Inc.			6,546
400	S	EOG Resources, Inc.			39,348
400		Estee Lauder Cos., Inc.			22,292
300		Exelon Corp.			11,391
700	S	Expeditors International Washington, Inc.			24,157
1,000	@, S	Express Scripts, Inc.			47,020
4,138		ExxonMobil Corp.			236,156
600	S	FedEx Corp.			42,066
500		Fidelity National Title Group, Inc.			6,495
100		FirstEnergy Corp.			3,523
300	@, S	Fiserv, Inc.			13,698
800	S	Fluor Corp.			34,000
10,000	@, S	Ford Motor Co.			100,800
200	@	Forest Laboratories, Inc.			5,486
100		Fortune Brands, Inc.			3,918
800	@	Foster Wheeler AG			16,848
300	S	Franklin Resources, Inc.			25,857
800	S	Freeport-McMoRan Copper & Gold, Inc.			47,304
1,000	@	GameStop Corp.			18,790
100		General Dynamics Corp.			5,856
17,600		General Electric Co.			253,792
800		General Mills, Inc.			28,416
5,100		Genuine Parts Co.			201,195
1,100	@	Genworth Financial, Inc.			14,377
500	@, S	Genzyme Corp.			25,385
1,800	@, S	Gilead Sciences, Inc.			61,704
200		Goldman Sachs Group, Inc.			26,254
400	@, S	Google, Inc. - Class A			177,980
4,500	S	Halliburton Co.			110,475
200		Hartford Financial Services Group, Inc.			4,426
500	S	Hess Corp.			25,170
4,600	S	Hewlett-Packard Co.			199,088
400	S	HJ Heinz Co.			17,288
2,700	S	Honeywell International, Inc.			105,381
500	@, S	Hospira, Inc.			28,725
400	@	Humana, Inc.			18,268
200		Illinois Tool Works, Inc.			8,256
5,100		Integrys Energy Group, Inc.			223,074
18,400	S	Intel Corp.			357,880
100	@, S	IntercontinentalExchange, Inc.			11,303
4,300	S	International Business Machines Corp.			530,964
100	S	International Paper Co.			2,263
700	@, S	Intuit, Inc.			24,339
100	@, S	Intuitive Surgical, Inc.			31,562
382	@	Invesco Ltd.			6,429
800	S	ITT Corp.			35,936
400		JM Smucker Co.			24,088
7,700	S	Johnson & Johnson			454,762
2,500	S	Johnson Controls, Inc.			67,175
8,900		JP Morgan Chase & Co.			325,829
1,400	@, S	Juniper Networks, Inc.			31,948
500	@	Kansas City Southern			18,175
800		Kellogg Co.			40,240
800	@	King Pharmaceuticals, Inc.			6,072
600		Kraft Foods, Inc.			16,800
200		Kroger Co.			3,938
100	@, S	Laboratory Corp. of America Holdings			7,535
800	@, S	Las Vegas Sands Corp.			17,712
300		Leggett & Platt, Inc.			6,018
160	@	Liberty Media Corp. - Starz			8,294
500	@, S	Life Technologies Corp.			23,625
200	@	LifePoint Hospitals, Inc.			6,280
600		Lincoln National Corp.			14,574
800	S	Lockheed Martin Corp.			59,600
200		Loews Corp.			6,662
100		Lorillard, Inc.			7,198
8,700		Marathon Oil Corp.			270,483
1,100	S	Marriott International, Inc.			32,934
200		Marsh & McLennan Cos., Inc.			4,510
200	S	Mastercard, Inc.			39,906
200		Mattel, Inc.			4,232
600	@	McAfee, Inc.			18,432
5,000	S	McDonald’s Corp.			329,350
600	S	McGraw-Hill Cos., Inc.			16,884
700	S	McKesson Corp.			47,012
100		Mead Johnson Nutrition Co.			5,012
700	@, S	Medco Health Solutions, Inc.			38,556
2,400	S	Medtronic, Inc.			87,048
684		Merck & Co., Inc.			23,919
300		Metlife, Inc.			11,328
2,300	@, S	Micron Technology, Inc.			19,527
22,700	S	Microsoft Corp.			522,332
100	@	Mohawk Industries, Inc.			4,576
1,000	S	Monsanto Co.			46,220
4,900	@, S	Motorola, Inc.			31,948
70		Murphy Oil Corp.			3,469
1,200	@, S	Mylan Laboratories			20,448
300		Nalco Holding Co.			6,138
400	@	Nasdaq Stock Market, Inc.			7,112
1,100	S	National Oilwell Varco, Inc.			36,377
600	@, S	NetApp, Inc.			22,386
500		Newell Rubbermaid, Inc.			7,320
700		News Corp. - Class A			8,372
200		NextEra Energy, Inc.			9,752
1,000	S	Nike, Inc.			67,550
500		NiSource, Inc.			7,250
400		Norfolk Southern Corp.			21,220
400	S	Northern Trust Corp.			18,680
3,400		Northrop Grumman Corp.			185,096
400	@	NRG Energy, Inc.			8,484
100		Nucor Corp.			3,828
1,100	@, S	Nvidia Corp.			11,231
215	S	Occidental Petroleum Corp.			16,587
500		Omnicare, Inc.			11,850
2,000	S	Omnicom Group			68,600
6,700	S	Oracle Corp.			143,782
1,100	S	Paccar, Inc.			43,857
100		Pacific Gas & Electric Co.			4,110
500	S	Paychex, Inc.			12,985
600	S	Peabody Energy Corp.			23,478
2,700		PepsiCo, Inc.			164,565
2,182		Pfizer, Inc.			31,115
5,100		Philip Morris International, Inc.			233,784
200		Pioneer Natural Resources Co.			11,890
400		PNC Financial Services Group, Inc.			22,600
100		PPG Industries, Inc.			6,041
200		PPL Corp.			4,990
900	S	Praxair, Inc.			68,391
500	S	Precision Castparts Corp.			51,460
600		Principal Financial Group, Inc.			14,064
1,900		Procter & Gamble Co.			113,962
200		Progress Energy, Inc.			7,844
600		Progressive Corp.			11,232
200		Prudential Financial, Inc.			10,732
300		Public Service Enterprise Group, Inc.			9,399
400	@	Pulte Homes, Inc.			3,312
3,000	S	Qualcomm, Inc.			98,520
300	S	Quest Diagnostics			14,931
200	@	Ralcorp Holdings, Inc.			10,960
200	S	Range Resources Corp.			8,030
4,000		Raytheon Co.			193,560
1,300		Regions Financial Corp.			8,554
100		Reynolds American, Inc.			5,212
500	S	Rockwell Collins, Inc.			26,565
200		Safeway, Inc.			3,932
500	@, S	Salesforce.com, Inc.			42,910
500	@, S	Sandisk Corp.			21,035
200		Sara Lee Corp.			2,820
2,200	S	Schlumberger Ltd.			121,748
100		Sempra Energy			4,679
600	S	Smith International, Inc.			22,590
400	@	Smithfield Foods, Inc.			5,960
500		Southern Co.			16,640
200		Southwest Airlines Co.			2,222
600	@, S	Southwestern Energy Co.			23,184
400		Spectra Energy Corp.			8,028
5,200	@	Sprint Nextel Corp.			22,048
1,000	@, S	St. Jude Medical, Inc.			36,090
100		Stanley Black & Decker, Inc.			5,052
1,200	S	Starbucks Corp.			29,160
800	S	State Street Corp.			27,056
500		Steel Dynamics, Inc.			6,595
800	S	Stryker Corp.			40,048
800		SunTrust Bank			18,640
1,000		Supervalu, Inc.			10,840
1,500	@, S	Symantec Corp.			20,820
300		Sysco Corp.			8,571
600	S	T. Rowe Price Group, Inc.			26,634
1,300	S	Texas Instruments, Inc.			30,264
800	@, S	Thermo Fisher Scientific, Inc.			39,240
900	@	TIBCO Software, Inc.			10,854
168		Time Warner Cable, Inc.			8,749
666		Time Warner, Inc.			19,254
1,300	@	Toll Brothers, Inc.			21,268
100		Torchmark Corp.			4,951
400	@	Transocean Ltd.			18,532
200		Travelers Cos., Inc.			9,850
400	@	Ultra Petroleum Corp.			17,700
1,100	S	Union Pacific Corp.			76,461
1,450	S	United Parcel Service, Inc. - Class B			82,491
200		United Technologies Corp.			12,982
400		UnitedHealth Group, Inc.			11,360
300		Universal Health Services, Inc.			11,445
300		UnumProvident Corp.			6,510
400	@	URS Corp.			15,740
3,600	S	US Bancorp.			80,460
300		Valero Energy Corp.			5,394
9,900		Verizon Communications, Inc.			277,398
100		VF Corp.			7,118
255		Viacom - Class B			7,999
800	S	Visa, Inc.			56,600
1,300		Walgreen Co.			34,710
5,600		Wal-Mart Stores, Inc.			269,192
800		Walt Disney Co.			25,200
8,645	S	Waste Management, Inc.			270,502
1,900	@, S	Weatherford International Ltd.			24,966
200	@	WellPoint, Inc.			9,786
3,500		Wells Fargo & Co.			89,600
400	@, S	Western Digital Corp.			12,064
2,000	S	Western Union Co.			29,820
300		Williams Cos., Inc.			5,484
200		WR Berkley Corp.			5,292
200		Xcel Energy, Inc.			4,122
2,300		Xerox Corp.			18,492
1,400	S	Xilinx, Inc.			35,364
2,000	@, S	Yahoo!, Inc.			27,660
6,800	S	Yum! Brands, Inc.			265,472
900	@, S	Zimmer Holdings, Inc.			48,645

					16,669,549

		Total Common Stock ( Cost $ 34,061,631 )			31,225,127

REAL ESTATE INVESTMENT TRUSTS:			0.8%
		France:		0.1%
231		Unibail			37,649

					37,649

		United Kingdom:		0.0%
1,799		British Land Co. PLC			11,621
2,358		Land Securities Group PLC			19,514

					31,135

		United States:		0.7%
4,900		Health Care Real Estate Investment Trust, Inc.			206,388
5,800		Plum Creek Timber Co., Inc.			200,274
300		Prologis			3,039
483	S	Simon Property Group, Inc.			39,002

					448,703

		Total Real Estate Investment Trusts (Cost $ 542,022 )			517,487

EXCHANGE-TRADED FUNDS:			0.5%
		United States:		0.5%
8,500	S	SPDR Barclays Capital High Yield Bond ETF			321,555

		Total Exchange-Traded Funds (Cost $ 317,709 )			321,555

MUTUAL FUNDS:			8.5%
		United States:		8.5%
266,290		Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio			2,593,661
52,657		Morgan Stanley Institutional Fund, Inc. - Capital Growth Portfolio			972,043
92,951		Morgan Stanley Institutional Fund, Inc. - Emerging Markets Debt Portfolio			1,154,454
73,806		Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio			987,519

		Total Mutual Funds (Cost $ 5,569,849 )			5,707,677

PREFERRED STOCK:			0.1%
		Germany:		0.1%
300		Fresenius AG			19,816
282		Henkel KGaA - Vorzug			13,770
69		Porsche AG			2,950
261		Volkswagen AG			22,903

		Total Preferred Stock (Cost $ 63,125 )			59,439

RIGHTS:			0.0%
		Norway:		0.0%
263		Norsk Hydro ASA			136

					136

		Spain:		0.0%
5,090	S	Iberdrola SA			1,189

					1,189

		Total Rights (Cost $ - )			1,325

WARRANTS:			0.0%
		Italy:		0.0%
405		Unione di Banche Italiane SCPA			8

		Total Warrants (Cost $ - )			8

Principal Amount					Value

U.S. GOVERNMENT AGENCY OBLIGATIONS:			4.3%
		Federal Home Loan Mortgage Corporation##:		2.0%
$1,240,000	S	5.500%, due 08/20/12			$1,363,695

					1,363,695

		Federal National Mortgage Association##:		2.3%
1,415,000	S	4.875%, due 05/18/12			1,525,015

					1,525,015

		Total U.S. Government Agency Obligations (Cost $ 2,768,695 )			2,888,710

U.S. TREASURY OBLIGATIONS:			3.5%
		U.S. Treasury Notes:		3.5%
2,125,000	S	4.000%, due 08/15/18			2,337,666

		Total U.S. Treasury Obligations (Cost $ 2,151,644 )			2,337,666

		Total Investments in Securities (Cost $ 45,474,675 ) *	64.3%		$43,058,994
		Other Assets and Liabilities - Net	35.7		23,938,367

		Net Assets	100.0%		$66,997,361

@		Non-income producing security
ADR		American Depositary Receipt
##		On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
S		All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

		Industry	Percentage of Net Assets

		Consumer Discretionary	4.9%
		Consumer Staples	5.3
		Energy	4.0
		Federal Home Loan Mortgage Corporation##	2.0
		Federal National Mortgage Association##	2.3
		Financials	7.2
		Health Care	5.1
		Industrials	6.1
		Information Technology	7.7
		Materials	3.8
		Open-End Funds	8.5
		Telecommunication Services	1.8
		U.S. Treasury Notes	3.5
		Utilities	1.6
		Other Long-Term Investments	0.5
		Other Assets and Liabilities - Net	35.7

		Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING PIMCO Total Return Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)

	Principal Amount					Value

CONVERTIBLE BONDS:			26.0%
			Consumer Discretionary:		0.3%
	$1,400,000	S	Daimler Finance NA, LLC, 7.750%, due 01/18/11			$1,446,605
	1,863,586		Ford Motor Co., 3.350%, due 11/29/13			1,764,776
	5,000,000	S	Lennar Corp., 5.950%, due 10/17/11			5,175,000
	4,500,000	S	Target Corp., 5.125%, due 01/15/13			4,912,686

						13,299,067

			Consumer Staples:		1.6%
	12,900,000	S	Duke University, 4.200%, due 04/01/14			13,905,104
	5,100,000	S	Duke University, 5.150%, due 04/01/19			5,673,786
	2,500,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18			2,841,608
	1,100,000	S	Kraft Foods, Inc., 6.875%, due 02/01/38			1,282,809
	2,400,000	S	Philip Morris International, Inc., 6.375%, due 05/16/38			2,826,252
	5,500,000	#, S	President and Fellows of Harvard College, 6.000%, due 01/15/19			6,517,308
	21,500,000	#, S	President and Fellows of Harvard College, 6.500%, due 01/15/39			27,047,774
	1,200,000	S	Reynolds American, Inc., 7.625%, due 06/01/16			1,362,595

						61,457,236

			Energy:		2.0%
	500,000	S	Conoco Funding Co., 6.350%, due 10/15/11			533,520
	625,000	S	El Paso Corp., 7.800%, due 08/01/31			620,820
	13,500,000		Gaz Capital for Gazprom, 8.625%, due 04/28/34			15,541,875
	11,300,000	S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18			12,223,210
	21,100,000	S	Petrobras International Finance Co., 7.875%, due 03/15/19			24,247,234
	14,900,000	S	Petroleos Mexicanos, 8.000%, due 05/03/19			17,805,500
	1,900,000	S	Shell International Finance BV, 5.500%, due 03/25/40			2,030,996
	1,800,000	S	Trans-Canada Pipelines, 7.625%, due 01/15/39			2,307,211
	1,300,000	#, S	Williams Cos., Inc., 6.375%, due 10/01/10			1,311,333

						76,621,699

			Financials:		19.1%
	8,700,000	S	Allstate Corp., 6.125%, due 05/15/37			7,710,375
	2,900,000	S	American Express Co., 6.150%, due 08/28/17			3,182,124
	4,300,000	S	American Express Co., 7.000%, due 03/19/18			4,967,127
	12,579,000	S	American Express Credit Corp., 0.498%, due 10/04/10			12,578,220
	300,000	S	American Express Credit Corp., 0.510%, due 06/16/11			298,535
	2,400,000	S	American Express Credit Corp., 0.528%, due 12/02/10			2,400,048
	2,700,000	S	American Express Credit Corp., 5.875%, due 05/02/13			2,956,090
	1,000,000	S	American General Finance Corp., 4.875%, due 07/15/12			910,000
	4,000,000	S	American General Finance Corp., 6.900%, due 12/15/17			3,205,000
	10,000,000		American International Group, Inc., 0.466%, due 07/26/10			10,042,467
EUR	1,700,000		American International Group, Inc., 4.875%, due 03/15/67			1,112,185
	$12,000,000	S	American International Group, Inc., 5.850%, due 01/16/18			10,785,000
	4,800,000	#, S	ANZ National International Ltd., 6.200%, due 07/19/13			5,321,592
	13,000,000	S	Bank of America Corp., 2.100%, due 04/30/12			13,318,721
	23,500,000	S	Bank of America Corp., 6.500%, due 08/01/16			25,464,248
	13,600,000	S	Bank of America NA, 0.817%, due 06/15/16			11,919,339
	1,200,000	#, L	Bank of China Hong Kong Ltd., 5.550%, due 02/11/20			1,214,195
	2,900,000	#, S	Barclays Bank PLC, 6.050%, due 12/04/17			2,931,140
	200,000	S	Bear Stearns Co. Inc., 0.646%, due 08/15/11			200,191
EUR	4,100,000		Bear Stearns Cos., Inc., 0.992%, due 09/26/13			4,849,553
	$1,300,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12			1,426,630
	8,000,000	S	Bear Stearns Cos., Inc., 7.250%, due 02/01/18			9,355,528
	11,990,000	#, S	BNP Paribas, 5.186%, due 06/29/49			9,921,725
	3,643,701	S, L	CIT Group, Inc., 7.000%, due 05/01/13			3,507,062
	2,665,553	S	CIT Group, Inc., 7.000%, due 05/01/14			2,525,611
	1,565,552	S	CIT Group, Inc., 7.000%, due 05/01/15			1,452,049
	2,609,255	S	CIT Group, Inc., 7.000%, due 05/01/16			2,393,991
	3,652,960	S	CIT Group, Inc., 7.000%, due 05/01/17			3,305,929
	1,252,350		CIT Group, Inc., 9.500%, due 01/20/12			1,282,563
	1,600,000	S	Citibank NA, 1.875%, due 05/07/12			1,633,819
	800,000	S	Citibank NA, 1.875%, due 06/04/12			816,499
	31,800,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57			31,130,228
	4,400,000	S	Citigroup Funding, Inc., 1.875%, due 10/22/12			4,495,018
	3,200,000	S	Citigroup Funding, Inc., 2.250%, due 12/10/12			3,296,038
	5,000,000	S	Citigroup, Inc., 0.535%, due 05/18/11			4,959,950
	1,600,000	S	Citigroup, Inc., 2.125%, due 04/30/12			1,639,947
	18,300,000	S	Citigroup, Inc., 5.500%, due 04/11/13			19,035,074
	900,000	S	Citigroup, Inc., 5.625%, due 08/27/12			927,932
	9,800,000	S	Citigroup, Inc., 6.000%, due 08/15/17			10,194,234
	4,300,000	S	Citigroup, Inc., 8.500%, due 05/22/19			5,134,419
	4,700,000	#, S	Commonwealth Bank of Australia, 6.024%, due 03/29/49			4,234,019
	4,200,000	#, S	Corp Nacional del Cobre de Chile - CODELCO, 7.500%, due 01/15/19			5,163,194
	8,300,000	S	Deutsche Bank AG/London, 6.000%, due 09/01/17			9,167,682
	25,900,000	#, S	Dexia Credit Local/New York NY, 0.938%, due 03/05/13			25,927,843
	19,200,000	S	Export-Import Bank of Korea, 5.875%, due 01/14/15			20,845,037
	500,000	S	Ford Motor Credit Co., LLC, 7.000%, due 10/01/13			510,197
	900,000	S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11			924,829
	6,753,000	S	Ford Motor Credit Co., LLC, 7.375%, due 02/01/11			6,880,395
	200,000		Ford Motor Credit Co., LLC, 7.500%, due 08/01/12			204,612
	1,700,000	S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16			1,740,574
	6,400,000	S	General Electric Capital Corp., 2.000%, due 09/28/12			6,556,378
	2,200,000	S	General Electric Capital Corp., 2.125%, due 12/21/12			2,263,149
	20,600,000	S	General Electric Capital Corp., 2.625%, due 12/28/12			21,420,065
	2,000,000	S	General Electric Capital Corp., 3.000%, due 12/09/11			2,066,730
EUR	9,700,000		General Electric Capital Corp., 5.500%, due 09/15/67			9,963,804
	$2,900,000	S	General Electric Capital Corp., 5.875%, due 01/14/38			2,853,322
	4,600,000	S	General Electric Capital Corp., 6.875%, due 01/10/39			5,095,737
	12,200,000	S	General Motors Acceptance Corp., 6.875%, due 09/15/11			12,357,148
	2,200,000	S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18			2,288,627
	1,100,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18			1,154,041
	10,500,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17			11,129,517
	12,000,000	S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37			11,800,224
	900,000	S	Goldman Sachs Group, Inc., 6.875%, due 01/15/11			922,873
	1,600,000	S	International Lease Finance Corp., 5.300%, due 05/01/12			1,512,000
	1,600,000	S	International Lease Finance Corp., 5.350%, due 03/01/12			1,520,000
	5,900,000	S	International Lease Finance Corp., 5.400%, due 02/15/12			5,619,750
	2,600,000	S	International Lease Finance Corp., 5.450%, due 03/24/11			2,575,300
	5,000,000	S	iStar Financial, Inc., 5.800%, due 03/15/11			4,700,000
	13,800,000	S	JP Morgan Chase & Co., 0.664%, due 12/21/11			13,742,771
	12,200,000	S	JP Morgan Chase & Co., 6.000%, due 01/15/18			13,492,261
	14,000,000	S	JP Morgan Chase & Co., 7.900%, due 04/29/49			14,477,386
EUR	200,000		KeyBank NA, 0.815%, due 11/21/11			234,663
	$1,400,000	±, S	Lehman Brothers Holdings, Inc., due 10/22/08			280,000
JPY	800,000,000	±	Lehman Brothers Holdings, Inc., 0.940%, due 12/19/08			1,673,924
	$10,600,000	±, S	Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13			2,199,500
	5,503,000	±, S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18			1,148,751
	2,800,000	±, S	Lehman Brothers Holdings, Inc., 12.600%, due 11/24/08			560,000
	6,800,000	S	Merrill Lynch & Co., Inc., 0.544%, due 11/01/11			6,686,005
	6,800,000	S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12			7,233,663
	8,800,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18			9,401,894
EUR	3,500,000	L	Mizuho Capital Investment EUR 1 Ltd., 5.020%, due 06/29/49			4,065,985
	$600,000	S	Morgan Stanley, 0.550%, due 04/19/12			582,273
	10,392,000	S	Morgan Stanley, 0.780%, due 01/09/12			10,108,569
EUR	14,000,000		Morgan Stanley, 0.944%, due 07/20/12			16,297,342
	$2,000,000	S	Morgan Stanley, 5.950%, due 12/28/17			2,028,352
	1,600,000	S	Morgan Stanley, 6.250%, due 08/28/17			1,628,942
GBP	1,500,000		MUFG Capital Finance 5 Ltd., 6.299%, due 01/29/49			1,907,889
	$4,000,000	#, S	National Australia Bank Ltd., 5.350%, due 06/12/13			4,336,616
DKK	12,516,415		Nykredit Realkredit A/S, 2.292%, due 04/01/38			2,016,705
DKK	38,305,512		Nykredit Realkredit A/S, 2.292%, due 10/01/38			6,105,942
	$1,200,000	#, S	Pacific LifeCorp, 6.000%, due 02/10/20			1,275,781
	4,900,000	#, S	Pricoa Global Funding I, 0.438%, due 01/30/12			4,807,209
	2,000,000	#, S	Pricoa Global Funding I, 0.737%, due 09/27/13			1,913,286
	3,300,000	S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13			3,570,742
	700,000	S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15			758,645
	2,137,000	#, S	Rabobank, 11.000%, due 12/29/49			2,646,619
DKK	38,408,258		Realkredit Danmark A/S, 2.450%, due 01/01/38			6,141,236
DKK	12,442,164		Realkredit Danmark A/S, 2.450%, due 01/01/38			2,000,759
	$1,500,000	#, S	Resona Bank Ltd., 5.850%, due 09/29/49			1,419,297
	3,900,000	#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49			2,554,500
	11,300,000	#, S	Royal Bank of Scotland PLC, 3.000%, due 12/09/11			11,604,953
	900,000	#, S	Royal Bank of Scotland PLC, 4.875%, due 08/25/14			903,458
	22,800,000	#, S	Santander US Debt SA Unipersonal, 1.333%, due 03/30/12			22,383,794
	700,000	S	SLM Corp., 0.476%, due 07/26/10			698,454
GBP	3,200,000		SLM Corp., 4.875%, due 12/17/12			4,429,832
	$6,900,000		SLM Corp., 8.000%, due 03/25/20			6,069,199
	6,500,000	#, S	Societe Generale, 5.922%, due 12/31/49			4,926,773
	3,300,000	S	State Street Capital Trust III, 8.250%, due 03/15/42			3,306,600
	2,700,000	#, S	Temasek Financial I Ltd., 4.300%, due 10/25/19			2,814,944
	1,700,000	#, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18			1,986,149
	1,300,000	S	UBS AG, 5.750%, due 04/25/18			1,343,254
	4,800,000	S	UBS AG, 5.875%, due 12/20/17			5,088,365
	4,600,000	S	UBS AG/Stamford CT, 1.584%, due 02/23/12			4,618,170
	4,525,000	S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49			3,925,438
	6,000,000	S	USB Capital IX, 6.189%, due 03/29/49			4,387,800
	17,900,000	S	Wachovia Corp., 0.433%, due 10/15/11			17,776,383
	5,715,000	S	Wachovia Corp., 0.678%, due 10/28/15			5,122,943
	7,400,000	S	Wachovia Corp., 5.750%, due 02/01/18			8,119,598
	27,092,000	S	Wells Fargo & Company, 7.980%, due 02/28/49			28,040,220
	3,000,000	#, S	Westpac Banking Corp., 0.784%, due 07/16/14			3,018,966
	350,000	#, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32			310,632

						713,370,875

			Health Care:		0.8%
	12,700,000	S	Amgen, Inc., 6.150%, due 06/01/18			15,046,300
	10,600,000	S	Novartis Capital Corp., 4.125%, due 02/10/14			11,446,251
	2,800,000	S	UnitedHealth Group, Inc., 4.875%, due 02/15/13			3,010,554

						29,503,105

			Industrials:		0.3%
	3,400,000	#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49			2,241,991
	1,500,000	S	Goodrich Corp., 6.290%, due 07/01/16			1,759,035
	5,800,000	S	Union Pacific Corp., 5.700%, due 08/15/18			6,507,780
	125,953	±, S, I	United Air Lines, Inc., 9.350%, due 04/07/16			29,599

						10,538,405

			Information Technology:		0.6%
	7,000,000	S	Dell, Inc., 5.650%, due 04/15/18			7,800,821
	12,400,000	S	Oracle Corp., 5.750%, due 04/15/18			14,378,098

						22,178,919

			Materials:		0.1%
	2,200,000	#, S	Sealed Air Corp., 5.625%, due 07/15/13			2,303,008

						2,303,008

			Telecommunication Services:		0.9%
	450,000	S	AT&T Corp., 7.300%, due 11/15/11			486,571
	3,300,000	S	AT&T, Inc., 4.950%, due 01/15/13			3,584,219
	1,800,000	S	AT&T, Inc., 5.500%, due 02/01/18			1,993,612
	2,300,000	S	AT&T, Inc., 6.300%, due 01/15/38			2,504,401
	20,700,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 5.250%, due 02/01/12			21,950,632
	200,000	S	Qwest Capital Funding, Inc., 7.250%, due 02/15/11			205,000
	950,000	S	Qwest Corp., 8.875%, due 03/15/12			1,023,625
	2,500,000	S	Verizon Communications, Inc., 5.250%, due 04/15/13			2,742,143

						34,490,203

			Utilities:		0.3%
	3,700,000	#, S	EDF SA, 5.500%, due 01/26/14			4,092,611
	1,300,000	#, S	EDF SA, 6.500%, due 01/26/19			1,515,235
	3,700,000	#, S	Electricite de France, 6.950%, due 01/26/39			4,474,854

						10,082,700

			Total Convertible Bonds (Cost $ 934,891,886)			973,845,217

CORPORATE BONDS/NOTES:				1.9%
			Consumer Staples:		0.1%
	3,300,000	S	Altria Group, Inc., 4.125%, due 09/11/15			3,366,175

						3,366,175

			Energy:		0.1%
	400,000		Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13			449,000
	255,368		OAO Gazprom ADR, 7.201%, due 02/01/20			265,927
	1,400,000	S	Total Capital SA, 4.450%, due 06/24/20			1,431,912

						2,146,839

			Financials:		1.7%
	700,000	S	American General Finance Corp., 0.787%, due 12/15/11			627,789
	1,500,000	S	American General Finance Corp., 4.000%, due 03/15/11			1,458,750
	8,800,000	S	American General Finance Corp., 5.200%, due 12/15/11			8,316,000
	3,100,000		American General Finance Corp., 7.250%, due 04/08/15			3,022,500
GBP	7,300,000		American International Group, Inc., 5.950%, due 10/04/10			10,946,499
	$2,300,000	#, S	Bank of Montreal, 2.850%, due 06/09/15			2,340,271
	1,783,650		CIT Group, Inc., 9.500%, due 01/20/12			1,826,681
	1,900,000		Export-Import Bank of Korea, 5.125%, due 06/29/20			1,915,044
	400,000	S	Federal Home Loan Mortgage Corp., 4.125%, due 12/21/12			432,020
	1,684,367		Ford Motor Credit Co., LLC, 3.310%, due 12/15/13			1,595,060
EUR	9,500,000		International Lease Finance Corp., 1.058%, due 08/15/11			10,702,974
CAD	7,200,000		Province of Ontario Canada, 6.500%, due 03/08/29			8,459,755
	$11,800,000	#	Royal Bank of Scotland PLC, 1.450%, due 10/20/11			11,826,102
	200,000		White Nights Finance BV for Gazprom, 10.500%, due 03/25/14			232,344

						63,701,789

			Total Corporate Bonds/Notes (Cost $ 67,503,356)			69,214,803

U.S. GOVERNMENT AGENCY OBLIGATIONS:				24.0%
			Federal Home Loan Mortgage Corporation##:		4.3%
	58,960	S	0.700%, due 12/15/29			59,103
	21,100,000	S	1.125%, due 06/01/11			21,236,749
	23,800,000	L	1.125%, due 07/27/12			23,980,523
	1,130,045	S	1.621%, due 10/25/44			1,147,083
	2,218,688	S	1.821%, due 07/25/44			2,255,138
	5,333,634	S	2.635%, due 06/01/35			5,549,653
	52,585	S	2.658%, due 11/01/31			54,608
	41,084	S	2.774%, due 06/01/24			42,854
	1,204,189	S	3.196%, due 01/01/29			1,251,322
	129,574	S	3.500%, due 07/15/32			134,232
	1,221,602	S	4.500%, due 06/15/17			1,254,333
	1,383,141	S	4.500%, due 10/15/19			1,408,026
	2,026,375	S	4.500%, due 02/15/20			2,063,053
	866,208	S	4.500%, due 12/15/27			869,415
	352,875	S	4.946%, due 09/01/35			365,970
	434,845	S	5.000%, due 03/15/26			437,941
	1,645,535	S	5.000%, due 05/15/26			1,657,994
	702,579	S	5.174%, due 03/01/35			751,602
	45,000,000	W	5.500%, due 08/14/36			48,150,000
	259,229	S	5.500%, due 03/15/17			268,047
	1,277,023	S	5.500%, due 09/01/19			1,387,665
	729,816	S	5.500%, due 03/01/23			791,483
	30,000,000	W	6.000%, due 08/15/34			32,470,320
	733,720	S	6.000%, due 01/01/22			808,549
	930,070	S	6.000%, due 03/01/22			1,026,600
	2,218,013	S	6.000%, due 10/01/22			2,448,217
	8,240,741	S	6.000%, due 09/01/27			9,000,400
	120,315	S	6.000%, due 05/01/35			132,336
	58,606	S	6.000%, due 08/01/38			63,729
	32,900	S	6.500%, due 07/01/19			36,295
	736,489	S	6.500%, due 02/25/43			816,686
	53,583	S	8.250%, due 08/15/21			59,716

						161,979,642

			Federal National Mortgage Association##:		19.6%
	15,200,000	S	0.547%, due 10/27/37			15,176,176
	151,194	S	0.847%, due 03/25/17			150,668
	7,900,000	L	1.125%, due 07/30/12			7,956,406
	258,818	S	1.247%, due 04/25/32			263,558
	393,227	S	1.613%, due 08/01/42			393,492
	200,149	S	1.613%, due 10/01/44			201,872
	20,700,000	L	1.750%, due 05/07/13			21,092,783
	1,685,063	S	2.222%, due 08/01/35			1,734,766
	1,643,991	S	2.675%, due 10/01/35			1,707,851
	4,325,707	S	2.808%, due 11/01/34			4,521,053
	1,596,653	S	3.063%, due 10/01/35			1,663,407
	2,208,370	S	3.285%, due 10/01/35			2,308,846
	67,231	S	3.676%, due 05/01/36			67,420
	17,000,000	W	4.000%, due 02/25/39			17,216,485
	22,000,000	W	4.500%, due 07/15/35			22,807,818
	30,000,000	W	4.500%, due 08/01/39			30,989,070
	51,000,000	W	4.500%, due 09/01/39			52,506,081
	1,162,813	S	4.500%, due 04/25/16			1,171,548
	120,324	S	4.500%, due 04/25/17			123,178
	533,858	S	4.670%, due 12/01/36			557,875
	1,071,014	S	4.816%, due 02/01/34			1,115,491
	245,669	S	5.000%, due 01/25/17			250,069
	1,704,404	S	5.017%, due 09/01/34			1,779,035
	6,000,000	W	5.500%, due 08/01/22			6,465,000
	10,000,000	W	5.500%, due 07/15/34			10,735,940
	1,000,000	W	5.500%, due 08/01/37			1,070,156
	958,783	S	5.500%, due 06/01/23			1,038,355
	1,426,980	S	5.500%, due 02/01/24			1,545,408
	78,546	S	5.500%, due 01/01/32			84,773
	259,417	S	5.500%, due 10/01/32			279,984
	653,556	S	5.500%, due 10/01/33			704,962
	575,700	S	5.500%, due 11/01/33			620,982
	5,854,069	S	5.500%, due 12/01/33			6,314,527
	775,599	S	5.500%, due 01/01/34			835,845
	1,335,702	S	5.500%, due 11/01/34			1,438,677
	350,581	S	5.500%, due 01/01/35			377,392
	17,127,177	S	5.500%, due 02/01/35			18,447,384
	467,277	S	5.500%, due 03/01/35			503,301
	20,951	S	5.500%, due 02/01/36			22,527
	475,652	S	5.500%, due 05/01/36			511,430
	17,387,830	S	5.500%, due 07/01/36			18,728,323
	880,356	S	5.500%, due 09/01/36			949,602
	369,778	S	5.500%, due 11/01/36			397,592
	354,720	S	5.500%, due 12/01/36			381,401
	1,429,341	S	5.500%, due 01/01/37			1,536,854
	9,117,183	S	5.500%, due 04/01/37			9,840,005
	6,000,000		5.500%, due 03/01/38			6,450,037
	8,000,000	W	6.000%, due 07/14/37			8,677,504
	12,000,000	W	6.000%, due 08/12/40			12,982,500
	251,359	S	6.000%, due 09/01/21			270,578
	2,396,159	S	6.000%, due 06/01/22			2,644,320
	261,884	S	6.000%, due 09/01/22			289,007
	277,803	S	6.000%, due 10/01/22			306,574
	573,020	S	6.000%, due 01/01/23			632,365
	12,945	S	6.000%, due 03/01/24			14,134
	7,447,079	S	6.000%, due 12/01/26			8,146,058
	7,097,623	S	6.000%, due 08/01/27			7,747,414
	8,026,375	S	6.000%, due 09/01/27			8,761,194
	7,969,500	S	6.000%, due 10/01/27			8,699,112
	15,882,284	S	6.000%, due 11/01/27			17,336,316
	930,720	S	6.000%, due 11/01/28			1,018,208
	4,901	S	6.000%, due 04/01/31			5,412
	6,203	S	6.000%, due 01/01/32			6,849
	14,773	S	6.000%, due 11/01/32			16,297
	1,555,170	S	6.000%, due 01/01/33			1,699,974
	48,706	S	6.000%, due 09/01/33			53,731
	9,621	S	6.000%, due 02/01/34			10,599
	225,785	S	6.000%, due 05/01/35			246,190
	212,781	S	6.000%, due 07/01/35			232,010
	7,173	S	6.000%, due 10/01/35			7,821
	5,660,992	S	6.000%, due 12/01/35			6,172,604
	1,168,013	S	6.000%, due 02/01/36			1,271,382
	1,114,854	S	6.000%, due 03/01/36			1,213,518
	463,433	S	6.000%, due 04/01/36			504,447
	761,028	S	6.000%, due 05/01/36			828,378
	585,585	S	6.000%, due 06/01/36			637,409
	2,758,172	S	6.000%, due 07/01/36			3,006,054
	13,429,631	S	6.000%, due 08/01/36			14,618,153
	2,530,644	S	6.000%, due 09/01/36			2,760,312
	6,385,476	S	6.000%, due 10/01/36			6,950,593
	971,727	S	6.000%, due 11/01/36			1,057,724
	2,938,631	S	6.000%, due 12/01/36			3,198,699
	2,794,677	S	6.000%, due 01/01/37			3,042,006
	4,315,027	S	6.000%, due 02/01/37			4,694,983
	1,672,754	S	6.000%, due 03/01/37			1,819,456
	11,337,683	S	6.000%, due 04/01/37			12,322,582
	6,677,862	S	6.000%, due 05/01/37			7,257,276
	10,492,808	S	6.000%, due 06/01/37			11,402,726
	13,304,354	S	6.000%, due 07/01/37			14,456,843
	23,010,304	S	6.000%, due 08/01/37			25,005,210
	21,967,323	S	6.000%, due 09/01/37			23,871,221
	32,927,578	S	6.000%, due 10/01/37			35,779,927
	32,612,839	S	6.000%, due 11/01/37			35,437,925
	22,589,183	S	6.000%, due 12/01/37			24,545,970
	27,325,640	S	6.000%, due 01/01/38			29,692,664
	13,140,614	S	6.000%, due 02/01/38			14,274,576
	13,302,649	S	6.000%, due 03/01/38			14,454,805
	42,793	S	6.000%, due 04/01/38			46,500
	29,426,445	S	6.000%, due 05/01/38			31,975,509
	970,001	S	6.000%, due 06/01/38			1,057,299
	625,895	S	6.000%, due 09/01/38			680,113
	3,082,883	S	6.000%, due 10/01/38			3,349,937
	226,271	S	6.000%, due 11/01/38			245,871
	216,566	S	6.000%, due 03/01/39			235,326
	1,090,009	S	6.000%, due 07/01/39			1,184,431
	470,458	S	6.000%, due 08/01/39			511,212
	772,071	S	6.000%, due 09/01/39			838,952
	1,455,443	S	6.000%, due 11/01/39			1,580,611
	12,448		6.000%, due 01/01/34			13,714
	29,000,000	W	6.500%, due 07/15/33			31,764,077
	2,561	S	6.500%, due 11/01/15			2,785
	41,298	S	6.500%, due 09/01/16			44,960
	34,817	S	6.500%, due 02/01/17			37,940
	5,824	S	6.500%, due 03/01/17			6,357
	87,990	S	6.500%, due 04/01/17			96,039
	924	S	6.500%, due 06/01/29			1,031
	86,731	S	6.500%, due 04/01/32			96,846
	241,668	S	6.500%, due 07/01/36			265,472
	332,517	S	6.500%, due 09/01/36			365,269
	10,557	S	6.500%, due 10/01/36			11,597
	37,501	S	6.500%, due 03/01/38			41,694
	3,742,763	S	6.500%, due 06/17/38			4,073,377

						733,643,934

			Government National Mortgage Association:		0.1%
	262,675	S	3.125%, due 10/20/29			269,198
	256,983	S	3.375%, due 01/20/27			263,429
	309,106	S	3.625%, due 08/20/27			317,916
	3,000,000	W	6.000%, due 07/15/33			3,269,532

						4,120,075

			Total U.S. Government Agency Obligations (Cost $ 871,833,747)			899,743,651

U.S. TREASURY OBLIGATIONS:			27.1%
			U.S. Treasury Notes:		26.8%
	70,700,000	L	0.625%, due 06/30/12			70,716,675
	53,100,000	S	0.750%, due 05/31/12			53,261,796
	64,500,000	S	1.125%, due 06/15/13			64,766,772
	11,800,000	S	1.375%, due 03/15/13			11,954,887
	41,200,000	S	1.375%, due 05/15/13			41,708,655
	37,200,000	L	1.875%, due 06/30/15			37,348,242
	88,200,000	S, L	2.125%, due 05/31/15			89,729,917
	300,000	S	2.250%, due 01/31/15			307,523
	2,700,000		2.375%, due 02/28/15			2,783,125
	11,700,000	L	2.500%, due 04/30/15			12,117,725
	140,900,000	L	2.500%, due 06/30/17			141,538,418
	51,300,000	S	2.750%, due 05/31/17			52,386,118
	14,800,000	S	2.750%, due 02/15/19			14,746,809
	68,500,000	S	3.125%, due 04/30/17			71,614,627
	25,600,000	S	3.375%, due 11/15/19			26,518,016
	500,000	S	3.500%, due 02/15/39			464,532
	148,200,000	L	3.500%, due 05/15/20			155,123,459
	40,100,000	S, L	3.625%, due 02/15/20			42,374,432
	37,200,000	S	3.625%, due 08/15/19			39,341,902
	6,900,000	S, L	4.375%, due 11/15/39			7,449,847
	1,900,000	S	4.375%, due 02/15/38			2,054,671
	18,100,000	S	4.375%, due 05/15/40			19,579,078
	29,200,000	S	4.625%, due 02/15/40			32,827,195
	1,200,000	S	5.375%, due 02/15/31			1,476,563
	8,700,000	S	8.750%, due 05/15/20			13,003,786

						1,005,194,770

			Treasury Inflation Indexed Protected Securitiesip:		0.3%
	549,205	S	2.000%, due 01/15/26			582,286
	9,021,246	S	2.375%, due 01/15/25			10,032,609

						10,614,895

			Total U.S. Treasury Obligations (Cost $ 993,370,621)			1,015,809,665

ASSET-BACKED SECURITIES:			2.3%
			Automobile Asset-Backed Securities:		0.3%
	4,215,838	#, S	Ally Auto Receivables Trust, 1.320%, due 03/15/12			4,225,481
	5,708,019	S	Ford Credit Auto Owner Trust, 1.770%, due 06/15/12			5,740,724

						9,966,205

			Credit Card Asset-Backed Securities:		0.1%
	3,300,000	S	BA Credit Card Trust, 0.930%, due 04/15/13			3,305,444

						3,305,444

			Home Equity Asset-Backed Securities:		0.0%
	301,535	S	MASTR Asset-Backed Securities Trust, 0.397%, due 11/25/36			215,730
	279,774	S	New Century Home Equity Loan Trust, 0.607%, due 06/25/35			264,317
	204,425	S	Renaissance Home Equity Loan Trust, 0.787%, due 08/25/33			173,891
	104,520	S	Securitized Asset-Backed Receivables, LLC Trust, 0.427%, due 11/25/36			35,832

						689,770

			Other Asset-Backed Securities:		1.9%
	252,098	S	Bear Stearns Asset-Backed Securities, Inc., 0.427%, due 10/25/36			231,772
	4,491,106	S	Bear Stearns Asset-Backed Securities, Inc., 3.836%, due 10/25/36			3,219,054
	512,701	S	Countrywide Asset-Backed Certificates, 0.397%, due 05/25/47			499,155
	69,631	S	Credit-Based Asset Servicing and Securitization, LLC, 0.407%, due 11/25/36			62,463
	59,583	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.397%, due 11/25/36			58,186
	412,243	S	GSAMP Trust, 0.417%, due 12/25/36			270,806
	32,237	S	Morgan Stanley Capital, Inc., 0.387%, due 10/25/36			31,859
	377,318	S	Securitized Asset-Backed Receivables, LLC Trust, 0.407%, due 12/25/36			130,676
	18,082,254	S	Small Business Administration, 5.160%, due 02/01/28			19,472,002
	1,718,747	S	Small Business Administration, 5.290%, due 12/01/27			1,883,515
	15,457,814	S	Small Business Administration, 5.471%, due 03/10/18			16,601,228
	11,609,966	S	Small Business Administration, 5.490%, due 03/01/28			12,679,312
	12,333,047	S	Small Business Administration, 5.902%, due 02/10/18			13,714,816
	741,932	S	Specialty Underwriting & Residential Finance, 0.407%, due 01/25/38			639,821
	554,537	S	Structured Asset Securities Corp., 0.397%, due 10/25/36			546,933

						70,041,598

			Total Asset-Backed Securities ( Cost $ 80,781,965 )			84,003,017

COLLATERALIZED MORTGAGE OBLIGATIONS:				4.5%
	524,315	S	Adjustable Rate Mortgage Trust, 3.113%, due 05/25/35			513,820
	1,573,767	S	American Home Mortgage Investment Trust, 2.527%, due 02/25/45			1,420,059
	907,463	S	American Home Mortgage Investment Trust, 2.679%, due 02/25/44			895,199
	3,500,000	S	Banc of America Commercial Mortgage, Inc., 5.928%, due 05/10/45			3,712,774
	2,427,139	S	Banc of America Funding Corp., 2.926%, due 05/25/35			2,389,721
	249,004	S	Banc of America Mortgage Securities, Inc., 3.368%, due 07/25/33			241,196
	677,859	S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34			683,792
	169,270	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.529%, due 01/25/34			160,773
	5,732,635	S	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35			5,059,501
	1,443,126	S	Bear Stearns Alternative-A Trust, 2.759%, due 05/25/35			1,116,179
	1,216,294	S	Bear Stearns Alternative-A Trust, 4.539%, due 09/25/35			920,911
	3,793,383	S	Bear Stearns Alternative-A Trust, 5.496%, due 11/25/36			2,359,566
	2,156,362	S	Bear Stearns Alternative-A Trust, 5.507%, due 11/25/36			1,380,458
	1,200,000	S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45			1,243,803
	851,504	S	Citigroup Mortgage Loan Trust, Inc., 2.810%, due 10/25/35			706,941
	3,700,000	S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46			3,616,951
	4,547,306	S, I, ^	Countrywide Alternative Loan Trust, 4.653%, due 05/25/35			462,069
	769,475	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.667%, due 03/25/35			453,924
	3,619,236	#, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.687%, due 06/25/35			2,970,066
	45,329	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 05/25/33			45,201
	10,700,000	S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40			10,185,098
	400,000	S	Credit Suisse Mortgage Capital Certificates, 5.846%, due 03/15/39			416,759
	688,715	S	Downey Savings & Loan Association Mortgage Loan Trust, 2.483%, due 07/19/44			516,582
	502,910		Federal Housing Administration, 8.175%, due 03/01/27			507,580
	732,229	S	First Horizon Alternative Mortgage Securities, 2.389%, due 03/25/35			511,567
	47,666,128	S, I, ^	First Horizon Alternative Mortgage Securities, 4.353%, due 01/25/36			4,408,378
	5,656,929	S	First Horizon Asset Securities, Inc., 5.722%, due 02/25/36			5,259,592
	858,330	S	GMAC Mortgage Corp. Loan Trust, 5.254%, due 11/19/35			733,473
	420,989	S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34			424,952
	120,584	S	Greenpoint Mortgage Funding Trust, 0.427%, due 01/25/47			112,676
	200,000	S	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42			207,957
	1,900,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39			1,907,232
	2,385,151	S	GSR Mortgage Loan Trust, 2.943%, due 09/25/35			2,241,973
	17,040	S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32			17,038
	4,473,763	S	Harborview Mortgage Loan Trust, 0.538%, due 01/19/38			2,377,518
	4,272,476	S	Harborview Mortgage Loan Trust, 0.588%, due 03/19/36			2,302,121
	600,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49			587,628
	1,300,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51			1,306,581
	212,767	S	JP Morgan Mortgage Trust, 5.750%, due 01/25/36			186,423
	1,458,899	S	Merrill Lynch Mortgage Investors Trust, 0.557%, due 02/25/36			1,109,680
	8,870,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48			8,195,855
	2,700,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51			2,589,376
	12,900,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.155%, due 08/12/49			13,160,129
	366,273	S	MLCC Mortgage Investors, Inc., 0.597%, due 11/25/35			299,637
	16,500,000	S	Morgan Stanley Capital I, 5.809%, due 12/12/49			17,118,818
	3,900,000	S	Morgan Stanley Capital I, 6.075%, due 06/11/49			3,969,173
	1,400,000	#, S	Morgan Stanley Reremic Trust, 5.999%, due 08/12/45			1,470,327
	63,673	#, S	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30			63,712
	475,518	S	Residential Accredit Loans, Inc., 0.747%, due 03/25/33			425,210
	1,153,781	S	Residential Accredit Loans, Inc., 1.773%, due 09/25/45			652,693
	258,511	S	Residential Asset Securitization Trust, 0.747%, due 05/25/33			226,066
	97,120	S	Sequoia Mortgage Trust, 0.698%, due 07/20/33			81,387
	316,125	S	SLM Student Loan Trust, 0.566%, due 07/25/13			316,339
	738,610	S	SLM Student Loan Trust, 0.616%, due 01/25/15			739,091
	2,600,000	S	SLM Student Loan Trust, 0.816%, due 10/25/17			2,621,124
	3,572,485	S	SLM Student Loan Trust, 0.996%, due 07/25/13			3,579,399
	26,772,947	S	SLM Student Loan Trust, 1.816%, due 04/25/23			27,709,350
	1,000,000		SLM Student Loan Trust, 2.846%, due 12/16/19			1,000,000
	101,176	S	Structured Asset Mortgage Investments, Inc., 0.447%, due 09/25/47			100,314
	3,769,186	S	Structured Asset Mortgage Investments, Inc., 0.567%, due 05/25/36			2,008,194
	1,576,931	S	Structured Asset Mortgage Investments, Inc., 0.598%, due 07/19/35			1,324,496
	4,363,711	S	Thornburg Mortgage Securities Trust, 0.447%, due 03/25/37			4,215,795
	3,131,537	S	Thornburg Mortgage Securities Trust, 0.457%, due 11/25/46			3,015,246
	3,613,020	#, S	Wachovia Bank Commercial Mortgage Trust, 0.440%, due 09/15/21			3,283,604
	1,658,756	S	Washington Mutual Mortgage Pass-through Certificates, 0.887%, due 12/25/27			1,494,245
	71,095	S	Washington Mutual Mortgage Pass-through Certificates, 1.821%, due 06/25/42			56,715
	82,209	S	Washington Mutual Mortgage Pass-through Certificates, 1.821%, due 08/25/42			72,254
	254,815	S	Washington Mutual Mortgage Pass-through Certificates, 3.325%, due 10/25/46			165,982
	3,761,239	S	Washington Mutual Mortgage Pass-through Certificates, 3.359%, due 08/25/46			2,501,214
	1,124,010	S	Wells Fargo Mortgage-Backed Securities Trust, 2.921%, due 07/25/35			1,127,287
	242,025	S	Wells Fargo Mortgage-Backed Securities Trust, 3.123%, due 05/25/35			229,838

			Total Collateralized Mortgage Obligations (Cost $ 171,910,261)			169,486,582

MUNICIPAL BONDS:			2.8%
			Alaska:		0.2%
	9,400,000	S	Northern TOB Securitization Corp., 5.000%, due 06/01/46			6,009,514

						6,009,514

			California:		1.4%
	4,500,000		Bay Area Toll Authority, 7.043%, due 04/01/50			4,576,635
	1,200,000	S	California Infrastructure & Economic Development Bank, 6.486%, due 05/15/49			1,339,800
	4,200,000	S	California State Public Works Board, 7.804%, due 03/01/35			4,369,848
	2,000,000	S	California State University, 6.484%, due 11/01/41			2,119,140
	6,700,000	S	Los Angeles Unified School District, 4.500%, due 07/01/22			6,800,500
	21,000,000	S	Southern California Public Power Authority, 5.943%, due 07/01/40			21,061,320
	700,000	S	State of California, 7.500%, due 04/01/34			746,900
	1,200,000	S	State of California, 5.650%, due 04/01/39			1,282,380
	1,300,000	S	State of California, 7.550%, due 04/01/39			1,416,961
	1,800,000	S	Tobacco Securitization Authority of Southern California, 5.125%, due 06/01/46			1,155,420
	9,300,000	S	University of California, 6.270%, due 05/15/31			9,559,749

						54,428,653

			Connecticut:		0.3%
	8,700,000	S	State of Connecticut, 5.850%, due 03/15/32			10,051,545

						10,051,545

			Illinois:		0.4%
	6,800,000	S	Chicago Transit Authority, 6.899%, due 12/01/40			7,654,896
	700,000	S	Chicago Transit Authority, 6.300%, due 12/01/21			772,597
	570,000	S	City of Chicago, 5.000%, due 01/01/35			576,561
	1,200,000	S	State of Illinois, 6.725%, due 04/01/35			1,141,692
	1,000,000	S	State of Illinois, 6.900%, due 03/01/35			977,490
	3,400,000	S	State of Illinois, 4.071%, due 01/01/14			3,360,934

						14,484,170

			Nebraska:		0.0%
	1,500,000	S	Public Power Generation Agency, 7.242%, due 01/01/41			1,569,045

						1,569,045

			Nevada:		0.1%
	2,300,000	S	County of Clark NV, 6.820%, due 07/01/45			2,618,573

						2,618,573

			New Jersey:		0.2%
	8,100,000	S	New Jersey Economic Development Authority, 1.480%, due 06/15/13			8,095,950

						8,095,950

			New York:		0.0%
	870,000	S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39			849,268

						849,268

			Pennsylvania:		0.2%
	2,700,000	S	Pennsylvania Economic Development Financing Authority, 6.532%, due 06/15/39			2,810,322
	4,000,000	S	University of Pittsburgh, 5.000%, due 09/15/28			4,340,480

						7,150,802

			Washington:		0.0%
	1,560,000	S, Z	State of Washington, 3.945%, due 12/01/20			1,055,371

						1,055,371

			Total Municipal Bonds (Cost $ 103,353,361)			106,312,891

OTHER BONDS:			1.2%
			Foreign Government Bonds:		1.2%
BRL	56,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17			28,331,542
CAD	4,600,000		Canadian Government International Bond, 2.000%, due 12/01/14			4,276,913
CAD	200,000		Canadian Government International Bond, 4.500%, due 06/01/15			206,919
	$2,400,000	#, S	Export-Import Bank of China, 4.875%, due 07/21/15			2,597,971
	2,000,000		Federative Republic of Brazil, 12.500%, due 01/05/22			1,254,848
	750,000		Panama Government International Bond, 8.875%, due 09/30/27			1,003,125
	4,000,000	#, S	Societe Financement de l’Economie Francaise, 0.504%, due 07/16/12			4,021,120
	975,000	L	South Africa Government International Bond, 5.875%, due 05/30/22			1,040,910
	180,000		South Africa Government International Bond, 6.500%, due 06/02/14			200,700

			Total Other Bonds (Cost $ 42,013,179)			42,934,048

	Shares					Value
PREFERRED STOCK:			1.0%
			Consumer Discretionary:		0.0%
	192,000	@, P, S	Motors Liquidation Co.			$1,306,080

						1,306,080

			Financials:		1.0%
	94,400	S	American International Group, Inc.			906,240
	39,000	S	Wells Fargo & Co.			36,309,000

						37,215,240

			Total Preferred Stock (Cost $ 32,325,465)			38,521,320

			Total Long-Term Investments (Cost $ 3,297,983,841)			3,399,871,194

	Principal Amount					Value

SHORT-TERM INVESTMENTS:			25.3%
			U.S. Government Agency Obligations:		16.4%
	15,600,000	S, Z	Fannie Mae, 0.090%, due 07/28/10			15,598,869
	6,200,000	S, Z	Fannie Mae, 0.090%, due 08/03/10			6,199,486
	31,000,000	S, Z	Fannie Mae, 0.090%, due 08/18/10			30,996,390
	5,600,000	S, Z	Fannie Mae, 0.090%, due 08/19/10			5,599,325
	157,100,000	S, Z	Fannie Mae, 0.090%, due 09/08/10			157,072,979
	8,400,000	S, Z	Fannie Mae, 0.090%, due 09/20/10			8,398,303
	82,825,000	S, Z	Fannie Mae, 0.110%, due 07/21/10			82,819,495
	50,800,000	S, L, Z	Fannie Mae, 0.110%, due 08/11/10			50,793,247
	4,500,000	S, Z	Federal Home Loan Bank, 0.090%, due 08/18/10			4,499,476
	1,700,000	S, Z	Federal Home Loan Bank, 0.090%, due 08/20/10			1,699,787
	19,800,000	S, Z	Federal Home Loan Bank, 0.090%, due 09/03/10			19,796,832
	14,400,000	S, Z	Federal Home Loan Bank, 0.120%, due 08/13/10			14,397,923
	3,000,000	S, Z	Federal Home Loan Bank, 0.150%, due 07/16/10			2,999,803
	4,800,000	S, Z	Federal Home Loan Bank, 0.150%, due 08/04/10			4,799,290
	71,293,000	S, Z	Federal Home Loan Bank, 0.160%, due 08/06/10			71,281,459
	13,900,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 08/17/10			13,898,360
	27,000,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 08/18/10			26,996,856
	17,600,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 08/23/10			17,597,663
	1,900,000	S, Z	Federal Home Loan Mortgage Corporation, 0.110%, due 08/11/10			1,899,747
	16,407,000	S, Z	Federal Home Loan Mortgage Corporation, 0.120%, due 08/04/10			16,405,124
	19,000,000	S, Z	Federal Home Loan Mortgage Corporation, 0.120%, due 08/09/10			18,997,509
	1,500,000	S, Z	Federal Home Loan Mortgage Corporation, 0.120%, due 08/12/10			1,499,792
	500,000	S, Z	Federal Home Loan Mortgage Corporation, 0.140%, due 08/03/10			499,935
	33,600,000	S, Z	Federal Home Loan Mortgage Corporation, 0.140%, due 10/06/10			33,587,333
	4,000,000	S, Z	Federal Home Loan Mortgage Corporation, 0.140%, due 10/12/10			3,998,396

			Total U.S. Government Agency Obligations (Cost $ 612,274,103)			612,333,379

			U.S. Treasury Bills:		0.0%
	539,000	S	0.030%, due 07/08/10			538,997
	41,000	S	0.100%, due 08/26/10			40,994

			Total U.S. Treasury Bills (Cost $ 579,991)			579,991

	Shares					Value

			Securities Lending Collateralcc:		8.9%
	329,917,283		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			329,917,283
	2,280,616 I		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			1,824,493

			Total Securities Lending Collateral (Cost $ 332,197,899)			331,741,776

			Total Short-Term Investments (Cost $ 945,051,993)			944,655,146

			Total Investments in Securities (Cost $ 4,243,035,834) *	116.1%		$4,344,526,340
			Other Assets and Liabilities - Net	(16.1)		(601,547,185)

			Net Assets	100.0%		$3,742,979,155

		@	Non-income producing security
		ADR	American Depositary Receipt
		MASTR	Mortgage Asset Securitization Transaction, Inc.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may
			not be resold subject to that rule except to qualified institutional buyers. Unless otherwise
			noted, these securities have been determined to be liquid under the guidelines established
			by the Funds’ Board of Directors/Trustees.
		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
		(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
		ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
		##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
		W	Settlement is on a when-issued or delayed-delivery basis.
		S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
		±	Defaulted security
		^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		BRL	Brazilian Real
		CAD	Canadian Dollar
		DKK	Danish Krone
		EUR	EU Euro
		GBP	British Pound
		JPY	Japanese Yen
See Accompanying Notes to Financial Statements

ING Pioneer Mid Cap Value Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			89.0%
		Consumer Discretionary:		10.9%
203,300	@	Bally Technologies, Inc.			$6,584,887
256,600		Best Buy Co., Inc.			8,688,476
146,624	@	BorgWarner, Inc.			5,474,940
565,000		CBS Corp. - Class B			7,305,450
219,955		Fortune Brands, Inc.			8,617,837
311,703		Gap, Inc.			6,065,740
152,600		Harley-Davidson, Inc.			3,392,298
1,289,700	@	Interpublic Group of Cos., Inc.			9,195,561
376,200	@	Jack in the Box, Inc.			7,317,090
133,300		Staples, Inc.			2,539,365
428,700	@	Toll Brothers, Inc.			7,013,532
162,568		Viacom - Class B			5,099,758
258,600		Wyndham Worldwide Corp.			5,208,204

					82,503,138

		Consumer Staples:		6.8%
25,550	@	BJ’s Wholesale Club, Inc.			945,606
180,800		Campbell Soup Co.			6,478,064
295,900		ConAgra Foods, Inc.			6,900,388
487,600	@	Constellation Brands, Inc.			7,616,312
128,900		Hershey Co.			6,178,177
115,100		JM Smucker Co.			6,931,322
204,561		Kroger Co.			4,027,806
154,263		Molson Coors Brewing Co.			6,534,581
382,000		Sara Lee Corp.			5,386,200

					50,998,456

		Energy:		8.5%
155,200		Consol Energy, Inc.			5,239,552
178,550		Devon Energy Corp.			10,877,266
1,134,280		El Paso Corp.			12,601,851
231,100		Halliburton Co.			5,673,505
424,100	@	Nabors Industries Ltd.			7,472,642
184,700		Noble Energy, Inc.			11,142,951
102,900		Range Resources Corp.			4,131,435
387,700		Valero Energy Corp.			6,970,846

					64,110,048

		Financials:		21.2%
469,600		Associated Banc-Corp.			5,757,296
167,900		Assurant, Inc.			5,826,130
263,100		Axis Capital Holdings Ltd.			7,819,332
202,109		Comerica, Inc.			7,443,674
319,900		Hartford Financial Services Group, Inc.			7,079,387
816,166		Keycorp			6,276,317
347,026		Lazard Ltd.			9,269,064
601,300		Marsh & McLennan Cos., Inc.			13,559,315
659,500	L	Moody’s Corp.			13,137,240
319,600		Northern Trust Corp.			14,925,320
534,745		People’s United Financial, Inc.			7,219,058
164,800		PNC Financial Services Group, Inc.			9,311,200
1,096,500	@	Popular, Inc.			2,938,620
205,893		RenaissanceRe Holdings Ltd.			11,585,599
175,500		SunTrust Bank			4,089,150
247,400	L	TCF Financial Corp.			4,109,314
450,900	@	TD Ameritrade Holding Corp.			6,898,770
877,207		UnumProvident Corp.			19,035,390
170,500		Zions Bancorp.			3,677,685

					159,957,861

		Health Care:		5.6%
256,072		Aetna, Inc.			6,755,179
132,900		Baxter International, Inc.			5,401,056
362,050	@	Forest Laboratories, Inc.			9,931,032
99,400	@	Humana, Inc.			4,539,598
132,500	@	Mylan Laboratories			2,257,800
195,262	@	Thermo Fisher Scientific, Inc.			9,577,601
72,900	@	WellPoint, Inc.			3,566,997

					42,029,263

		Industrials:		9.0%
141,622		Crane Co.			4,278,401
77,300		Eaton Corp.			5,058,512
191,615		Equifax, Inc.			5,376,717
183,500		Ingersoll-Rand PLC			6,328,915
197,397		Kennametal, Inc.			5,019,806
127,600		L-3 Communications Holdings, Inc.			9,039,184
161,762		Snap-On, Inc.			6,617,683
155,600		SPX Corp.			8,217,236
544,000		Textron, Inc.			9,231,680
90,070		WW Grainger, Inc.			8,957,462

					68,125,596

		Information Technology:		8.8%
228,150		Analog Devices, Inc.			6,356,259
1,246,100	@	Brocade Communications Systems, Inc.			6,429,876
155,583		Computer Sciences Corp.			7,040,131
1,294,956	@	Compuware Corp.			10,333,749
615,100	@	Dell, Inc.			7,418,106
1,070,700	@	ON Semiconductor Corp.			6,831,066
621,400		Western Union Co.			9,265,074
754,700		Xerox Corp.			6,067,788
488,200	@	Yahoo!, Inc.			6,751,806

					66,493,855

		Materials:		6.7%
165,600		Air Products & Chemicals, Inc.			10,732,536
231,059		Ball Corp.			12,206,847
312,400		International Paper Co.			7,069,612
123,798		Newmont Mining Corp.			7,643,289
87,800		PPG Industries, Inc.			5,303,998
363,800		Temple-Inland, Inc.			7,519,746

					50,476,028

		Telecommunication Services:		1.6%
364,300		CenturyTel, Inc.			12,134,833

					12,134,833

		Utilities:		9.9%
491,200		CMS Energy Corp.			7,196,080
245,000		DPL, Inc.			5,855,500
219,927		Edison International			6,976,084
155,100		EQT Corp.			5,605,314
246,900		FirstEnergy Corp.			8,698,287
237,800		PPL Corp.			5,933,110
355,126		Public Service Enterprise Group, Inc.			11,126,098
180,529		Questar Corp.			8,212,264
322,145		Sempra Energy			15,073,165

					74,675,902

		Total Common Stock (Cost $ 688,861,950)			671,504,980

REAL ESTATE INVESTMENT TRUSTS:			6.5%
		Financials:		6.5%
98,691		Alexandria Real Estate Equities, Inc.			6,254,049
450,716		Annaly Capital Management, Inc.			7,729,779
45,429		Boston Properties, Inc.			3,240,905
92,900		Equity Residential			3,868,356
272,360	L	First Potomac Realty Trust			3,913,813
531,204		Host Hotels & Resorts, Inc.			7,160,630
190,941		Kilroy Realty Corp.			5,676,676
163,000		Mack-Cali Realty Corp.			4,845,990
140,600		Ventas, Inc.			6,601,170

		Total Real Estate Investment Trusts (Cost $ 45,986,695)			49,291,368

		Total Long-Term Investments (Cost $ 734,848,645)			720,796,348

SHORT-TERM INVESTMENTS:			4.2%
		Affiliated Mutual Fund:		2.6%
19,867,661		ING Institutional Prime Money Market Fund - Class I			19,867,661

		Total Mutual Fund (Cost $ 19,867,661)			19,867,661

		Securities Lending Collateralcc:		1.6%
11,824,522		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			11,824,522
214,360	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			171,488

		Total Securities Lending Collateral (Cost $ 12,038,882)			11,996,010

		Total Short-Term Investments (Cost $ 31,906,543)			31,863,671

		Total Investments in Securities (Cost $ 766,755,188) *	99.7%		$752,660,019
		Other Assets and Liabilities - Net	0.3		2,220,339

		Net Assets	100.0%		$754,880,358

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B)
		to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is
		being fair valued daily. Please see the accompanying Notes to Financial Statements
		for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Capital Appreciation Portfolio	as of June 30, 2010 (Unaudited)

	Shares					Value

COMMON STOCK:				68.9%
			Consumer Discretionary:		10.1%
	244,600	@, L	Autozone, Inc.			$47,261,612
	1,169,219		Cablevision Systems Corp.			28,072,948
	140,300	@	Discovery Communications, Inc. - Class C			4,339,479
	1,274,645	@	Dollar General Corp.			35,116,470
	209,600		Hasbro, Inc.			8,614,560
	395,900	@	Kohl’s Corp.			18,805,250
	3,307,200		Lowe’s Cos., Inc.			67,533,024
	542,375	@	Madison Square Garden, Inc.			10,668,516
	473,500		McDonald’s Corp.			31,189,445
	3,561,033		Time Warner, Inc.			102,949,464

						354,550,768

			Consumer Staples:		9.8%
	804,000		Campbell Soup Co.			28,807,320
	257,600		Clorox Co.			16,012,416
	1,592,284		General Mills, Inc.			56,557,928
	1,195,400		Kellogg Co.			60,128,620
	312,673		Kimberly-Clark Corp.			18,957,364
	961,200		PepsiCo, Inc.			58,585,140
	1,056,200		Philip Morris International, Inc.			48,416,208
	918,673		Procter & Gamble Co.			55,102,007

						342,567,003

			Energy:		6.8%
	1,342,100		ExxonMobil Corp.			76,593,647
	150,300		Hess Corp.			7,566,102
	138,100		Japan Petroleum Exploration Co.			5,634,280
	253,500		Murphy Oil Corp.			12,560,925
	2,838,200		Nexen, Inc.			55,827,394
	1,428,600		Spectra Energy Corp.			28,672,002
	2,846,100		Williams Cos., Inc.			52,026,708

						238,881,058

			Financials:		13.5%
	550,768		Ameriprise Financial, Inc.			19,899,248
	1,657,300		AON Corp.			61,518,976
	4,987,402		Bank of America Corp.			71,668,967
	1,520,500		JP Morgan Chase & Co.			55,665,505
	688,800		Metlife, Inc.			26,009,088
	380,195	@, L	St Joe Co/The			8,805,316
	1,265,800		State Street Corp.			42,809,356
	3,874,100		US Bancorp.			86,586,120
	3,410,800		Wells Fargo & Co.			87,316,480
	33,501	@	White Mountains Insurance Group Ltd.			10,861,024

						471,140,080

			Health Care:		8.4%
	556,000		Baxter International, Inc.			22,595,840
	515,200		Beckman Coulter, Inc.			31,061,408
	127,000		Becton Dickinson & Co.			8,587,740
	444,751	@	CareFusion Corp.			10,095,848
	186,700		CR Bard, Inc.			14,474,851
	741,502	@, L	Henry Schein, Inc.			40,708,460
	597,500		Merck & Co., Inc.			20,894,575
	5,888,537		Pfizer, Inc.			83,970,538
	1,263,300	@	Thermo Fisher Scientific, Inc.			61,964,865

						294,354,125

			Industrials:		8.8%
	197,001	@	Cooper Industries PLC			8,668,044
	1,949,062		Danaher Corp.			72,349,181
	372,300		Illinois Tool Works, Inc.			15,368,544
	399,200		Lockheed Martin Corp.			29,740,400
	847,500		Mitsubishi Corp.			17,533,454
	389,400		Northrop Grumman Corp.			21,198,936
	538,482		Republic Services, Inc.			16,009,070
	2,259,600		Tyco International Ltd.			79,605,708
	717,701		United Technologies Corp.			46,585,972

						307,059,309

			Information Technology:		7.7%
	929,200		Accenture PLC			35,913,580
	1,247,600		CA, Inc.			22,955,840
	294,000	@	Fiserv, Inc.			13,424,040
	858,500		International Business Machines Corp.			106,007,580
	314,500		Microsoft Corp.			7,236,645
	1,611,908		Tyco Electronics Ltd.			40,910,225
	2,821,800		Western Union Co.			42,073,038

						268,520,948

			Materials:		0.8%
	52,200		Air Products & Chemicals, Inc.			3,383,082
	277,600		Monsanto Co.			12,830,672
	181,300		Sherwin-Williams Co.			12,544,147

						28,757,901

			Telecommunication Services:		0.2%
	366,600		AT&T, Inc.			8,868,054

						8,868,054

			Utilities:		2.8%
	596,000	@	AES Corp.			5,507,040
	247,183		American Electric Power Co., Inc.			7,984,011
	497,200		CenterPoint Energy, Inc.			6,543,152
	77,200		Entergy Corp.			5,529,064
	2,842,400		NV Energy, Inc.			33,568,744
	951,000		OGE Energy Corp.			34,768,560
	95,200		Pacific Gas & Electric Co.			3,912,720

						97,813,291

			Total Common Stock ( Cost $ 2,331,546,670 )			2,412,512,537

PREFERRED STOCK:				1.9%
			Consumer Discretionary:		0.3%
	333,900	P	Newell Financial Trust I			11,769,975

						11,769,975

			Consumer Staples:		0.1%
	42	#, I	HJ Heinz Finance Co.			4,499,250

						4,499,250

			Energy:		0.0%
	15,400		Goodrich Petroleum Corp.			453,530

						453,530

			Financials:		1.0%
	385,100		Affiliated Managers Group, Inc.			15,283,656
	308,200		Aspen Insurance Holdings Ltd.			15,659,642
	116,700	@	Synovus Financial Corp.			2,885,991

						33,829,289

			Sovereign:		0.0%
	164	@, P	Federal National Mortgage Association - Convertible Series 2004-1			369,000

						369,000

			Telecommunication Services:		0.3%
	171,700		Crown Castle International Corp.			9,658,125

						9,658,125

			Utilities:		0.2%
	99,600	@	PPL Corp.			5,193,144

						5,193,144

			Total Preferred Stock ( Cost $ 85,044,275 )			65,772,313

	Principal Amount					Value

CORPORATE BONDS/NOTES:				19.0%
			Consumer Discretionary:		4.8%
	$4,237,020		CSC Holdings, Inc., 3.250%, due 02/24/12			$4,148,161
	17,388,815		CSC Holdings, Inc., 4.000%, due 03/30/16			16,891,599
	9,300,000		CSC Holdings, Inc., 7.625%, due 04/01/11			9,579,000
	870,000		DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.875%, due 10/01/19			952,087
	4,875,000		DISH DBS Corp., 6.625%, due 10/01/14			4,887,188
	4,072,482		Dollar General Corp., 3.100%, due 07/07/14			3,914,665
	9,750,000		Dollar General Corp., 10.625%, due 07/15/15			10,712,813
	1,325,000	&	Dollar General Corp., 11.875%, due 07/15/17			1,512,156
	11,202,298		Federal Mogul Corp., 2.288%, due 06/27/15			9,788,008
	17,340,793		Federal Mogul Corp., 2.288%, due 12/27/15			15,151,518
	2,275,000		Fortune Brands, Inc., 5.125%, due 01/15/11			2,319,010
	17,839,000	+	Group 1 Automotive, Inc., 2.250%, due 06/15/36			13,200,860
	2,448,000	#, I	Group 1 Automotive, Inc., 3.000%, due 03/15/20			1,978,447
	615,000		Home Depot, Inc., 4.625%, due 08/15/10			617,664
	6,110,000		Home Depot, Inc., 5.400%, due 03/01/16			6,808,868
	3,061,000	#, I	Hyatt Hotels Corp., 6.875%, due 08/15/19			3,296,657
	9,695,000		Lamar Media Corp., 9.750%, due 04/01/14			10,616,025
	5,571,134		Lear Corp., 3.033%, due 01/03/14			5,172,202
	11,628,000		Liberty Media Corp., 3.125%, due 03/30/23			12,223,935
	6,836,393	I	MGM Resorts International, 6.000%, due 10/03/11			6,605,664
	1,650,000	#	MGM Resorts International, 9.000%, due 03/15/20			1,703,625
	2,130,000	L	MGM Resorts International, 10.375%, due 05/15/14			2,327,025
	2,130,000		MGM Resorts International, 13.000%, due 11/15/13			2,465,475
	3,175,000		Penske Auto Group, Inc., 7.750%, due 12/15/16			3,000,375
	2,375,000	#	Sirius XM Radio, Inc., 9.750%, due 09/01/15			2,535,313
	3,650,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 10/15/14			3,942,000
	6,888,000		Time Warner, Inc., 6.875%, due 05/01/12			7,507,335
	3,250,000	#	XM Satellite Radio, Inc., 11.250%, due 06/15/13			3,485,625

						167,343,300

			Consumer Staples:		0.3%
	5,962,500		Reynolds Consumer Products, 6.250%, due 11/05/15			5,935,669
	3,500,000		Reynolds Group, 5.750%, due 05/16/16			3,482,500
	1,775,000		Wm. Wrigley Jr. Co., 0.530%, due 12/11/12			1,774,189
	1,225,000		Wm. Wrigley Jr. Co., 3.527%, due 12/11/14			1,224,487

						12,416,845

			Energy:		2.3%
	2,815,000		Buckeye Partners L.P., 5.500%, due 08/15/19			2,922,029
	11,950,000	#	Consol Energy, Inc., 8.000%, due 04/01/17			12,398,125
	1,575,000		Devon Energy Corp., 6.300%, due 01/15/19			1,827,690
	3,600,000		Forest Oil Corp., 8.500%, due 02/15/14			3,771,000
	622,000		Goodrich Petroleum Corp., 3.250%, due 12/01/26			591,678
	1,415,000	#, I	Gulfstream Natural Gas System LLC, 6.950%, due 06/01/16			1,576,835
	550,000		Magellan Midstream Partners L.P., 6.550%, due 07/15/19			618,748
	8,471,000		Oil States International, Inc., 2.375%, due 07/01/25			11,541,738
	29,255,000		Peabody Energy Corp., 4.750%, due 12/15/41			28,669,900
	1,200,000		Peabody Energy Corp., 6.875%, due 03/15/13			1,215,000
	1,125,000		PetroHawk Energy Corp., 10.500%, due 08/01/14			1,215,000
	1,715,000		Pride International, Inc., 8.500%, due 06/15/19			1,787,888
	1,220,000		Questar Market Resources, Inc., 6.800%, due 03/01/20			1,270,196
	3,400,000		Quicksilver Resources, Inc., 11.750%, due 01/01/16			3,765,500
	2,125,000		Range Resources Corp., 8.000%, due 05/15/19			2,228,594
	1,208,000	#, I	Southeast Supply Header LLC, 4.850%, due 08/15/14			1,265,290
	1,270,000		Spectra Energy Capital, LLC, 5.650%, due 03/01/20			1,336,959
	1,550,000		Tennessee Gas Pipeline Co., 8.000%, due 02/01/16			1,809,625
	1,220,000	#, I	Williams Partners L.P., 3.800%, due 02/15/15			1,229,209

						81,041,004

			Financials:		1.1%
	15,463,000	#, I	Host Hotels & Resorts L.P., 2.625%, due 04/15/27			14,728,508
	5,125,000		Janus Capital Group, Inc., 6.950%, due 06/15/17			5,151,824
	10,199,560		Nuveen Investments, 3.533%, due 11/09/14			8,594,721
	6,376,680		Pinnacle Foods Finance LLC, 2.848%, due 04/02/14			5,990,662
	2,500,000		Pinnacle Foods Finance LLC, 7.500%, due 04/02/14			2,498,048
	1,780,000		Teco Finance, Inc., 7.000%, due 05/01/12			1,926,629

						38,890,392

			Health Care:		1.8%
	1,230,000		Beckman Coulter, Inc., 7.000%, due 06/01/19			1,465,904
	2,435,000		CareFusion Corp., 6.375%, due 08/01/19			2,786,463
	20,562,595		HCA, Inc., 1.783%, due 11/18/12			19,477,713
	2,355,000		Life Technologies Corp., 3.375%, due 03/01/13			2,408,739
	10,265,000		LifePoint Hospitals, Inc., 3.250%, due 08/15/25			9,661,931
	20,874,000	L	Millipore Corp., 3.750%, due 06/01/26			26,170,778

						61,971,528

			Industrials:		0.8%
	630,000		Actuant Corp., 2.000%, due 11/15/23			666,225
	1,211,597		American Airlines Pass-Through Trust, 10.375%, due 07/02/19			1,344,873
	2,733,603	L	Continental Airlines, Inc., 9.000%, due 07/08/16			2,938,624
	2,404,926		Delta Airlines, Inc., 7.750%, due 12/17/19			2,597,320
	2,410,000		Pall Corp., 5.000%, due 06/15/20			2,504,706
	5,000,000		Rexnord, LLC, 2.875%, due 07/19/13			4,773,440
	3,810,000		Roper Industries, Inc., 6.250%, due 09/01/19			4,231,436
	2,129,000		Sunpower Corp. - Class A, 4.750%, due 04/15/14			1,697,878
	4,915,000		Tyco Electronics Group S.A., 6.000%, due 10/01/12			5,310,520
	2,570,000		Tyco Electronics Group S.A., 6.550%, due 10/01/17			2,955,749

						29,020,771

			Information Technology:		3.7%
	8,804,000		Alcatel-Lucent USA, Inc., 2.875%, due 06/15/25			7,461,390
	2,425,000	#, I	Brocade Communications Systems, Inc., 6.625%, due 01/15/18			2,418,938
	575,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20			573,563
	9,825,000	#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, due 05/01/17			10,439,063
	35,689,954		First Data Corp., 3.097%, due 09/24/14			30,149,089
	735,000		Harris Corp., 6.375%, due 06/15/19			825,438
	10,883,000		JDS Uniphase Corp., 1.000%, due 05/15/26			9,658,663
	26,774,000	L	Linear Technology Corp., 3.000%, due 05/01/27			26,338,923
	3,610,000		Maxim Integrated Products, Inc., 3.450%, due 06/14/13			3,642,071
	3,250,000		MSCI, Inc. - Class A, 4.750%, due 03/01/16			3,252,707
	9,135,000		Newport Corp., 2.500%, due 02/15/12			8,643,994
	2,656,000		SBA Communications Corp., 1.875%, due 05/01/13			2,682,560
	3,452,000		VeriSign, Inc., 3.250%, due 08/15/37			3,137,005
	22,280,000		Xilinx, Inc., 3.125%, due 03/15/37			20,414,050

						129,637,454

			Materials:		2.2%
	11,020,000		Airgas, Inc., 2.850%, due 10/01/13			11,120,976
	1,325,000		Ball Corp., 7.375%, due 09/01/19			1,384,625
	584,840		Georgia-Pacific Corp., 2.533%, due 08/22/14			581,368
	24,456,661		Georgia-Pacific Corp., 2.537%, due 12/20/12			23,696,989
	11,202,738		Georgia-Pacific Corp., 3.787%, due 12/23/14			11,085,457
	2,300,000	#	Georgia-Pacific Corp., 8.250%, due 05/01/16			2,463,875
	1,496,250		Nalco Co., 2.508%, due 05/01/16			1,425,646
	3,055,000	L	Newmont Mining Corp., 1.250%, due 07/15/14			4,368,650
	7,641,000		Newmont Mining Corp., 1.625%, due 07/15/17			11,050,796
	1,125,000		Silgan Holdings, Inc., 7.250%, due 08/15/16			1,158,750
	2,400,000		Teck Resources Ltd., 10.750%, due 05/15/19			2,945,148
	3,406,000		United States Steel Corp., 4.000%, due 05/15/14			4,781,173

						76,063,453

			Telecommunication Services:		1.1%
	750,000		CCO Holdings LLC / CCO Holdings Capital Corp., 3.038%, due 09/06/14			754,102
	1,795,955		Charter Communications, 2.350%, due 03/06/14			1,668,986
	14,579,586		Charter Communications, 3.790%, due 09/06/16			13,611,079
	3,702,651		Charter Communications, 7.250%, due 03/06/14			3,722,901
	8,150,000		Crown Castle International Corp., 9.000%, due 01/15/15			8,659,375
	825,000	#	SBA Telecommunications, Inc., 8.000%, due 08/15/16			858,000
	625,000	#	SBA Telecommunications, Inc., 8.250%, due 08/15/19			660,938
	775,000		Sprint Capital Corp., 6.900%, due 05/01/19			705,250
	7,025,000		Sprint Capital Corp., 8.375%, due 03/15/12			7,402,594

						38,043,225

			Utilities:		0.9%
	1,240,000		Atmos Energy Corp., 8.500%, due 03/15/19			1,560,972
	985,000		Black Hills Corp., 9.000%, due 05/15/14			1,152,856
	7,875,000	#	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16			8,091,563
	14,900,000		Calpine Corp., 7.000%, due 04/21/17			14,772,292
	485,000		CMS Energy Corp., 6.250%, due 02/01/20			463,853
	1,405,000		Dominion Resources, Inc., 5.200%, due 08/15/19			1,526,103
	1,380,000	#, I	Kansas Gas & Electric, 6.700%, due 06/15/19			1,620,533
	2,440,000		Otter Tail Corp., 9.000%, due 12/15/16			2,549,800

						31,737,972

			Total Corporate Bonds/Notes (Cost $ 625,393,347 )			666,165,944

			Total Long-Term Investments (Cost $ 3,041,984,292 )			3,144,450,794

SHORT-TERM INVESTMENTS:				12.5%
			Money Market:		12.1%
	422,686,382		T. Rowe Price Reserve Investment Fund			422,686,382

			Total Money Market ( Cost $ 422,686,382 )			422,686,382

			Securities Lending Collateralcc:		0.4%
	10,937,507		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			10,937,507
	2,552,122	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			2,041,698

			Total Securities Lending Collateral (Cost $ 13,489,629)			12,979,205

			Total Short-Term Investments (Cost $ 436,176,011)			435,665,587

			Total Investments in Securities (Cost $ 3,478,160,303) *	102.3%		$3,580,116,381
			Other Assets and Liabilities - Net	(2.3)		(80,364,643)

			Net Assets	100.0%		$3,499,751,738

		@	Non-income producing security
		&	Payment-in-kind
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
		(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

ING T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)

Shares					Value

COMMON STOCK:			95.8%
		Consumer Discretionary:		14.7%
310,300	@	Bed Bath & Beyond, Inc.			$11,505,924
365,600		Cablevision Systems Corp.			8,778,056
283,700		Comcast Corp. – Class A			4,927,869
223,400		D.R. Horton, Inc.			2,196,022
381,800		Fortune Brands, Inc.			14,958,924
155,200		Genuine Parts Co.			6,122,640
233,800		H&R Block, Inc.			3,668,322
240,900		Harley-Davidson, Inc.			5,355,207
720,100		Home Depot, Inc.			20,213,207
270,300		Macy’s, Inc.			4,838,370
90,675	@	Madison Square Garden, Inc.			1,783,577
301,425		Marriott International, Inc.			9,024,665
492,300		Mattel, Inc.			10,417,068
438,500		McGraw-Hill Cos., Inc.			12,339,390
335,400	@, L	MGM Resorts International			3,233,256
558,900	@	New York Times Co.			4,834,485
143,300		Tiffany & Co.			5,432,503
634,366		Time Warner, Inc.			18,339,521
480,100		Walt Disney Co.			15,123,150
144,500		Whirlpool Corp.			12,689,990
386,300		WPP PLC			3,639,130

					179,421,276

		Consumer Staples:		4.7%
113,700		Archer-Daniels-Midland Co.			2,935,734
56,600		Campbell Soup Co.			2,027,978
436,500		Hershey Co.			20,921,445
220,000		Kimberly-Clark Corp.			13,338,600
287,200		Kraft Foods, Inc.			8,041,600
148,900		McCormick & Co., Inc.			5,652,244
91,600		Wal-Mart Stores, Inc.			4,403,212

					57,320,813

		Energy:		12.0%
234,400		Anadarko Petroleum Corp.			8,459,496
75,800		Baker Hughes, Inc.			3,151,006
289,624		BP PLC ADR			8,364,341
443,090		Chevron Corp.			30,068,087
136,000		ConocoPhillips			6,676,240
445,424		ExxonMobil Corp.			25,420,348
314,400		Murphy Oil Corp.			15,578,520
430,500		Royal Dutch Shell PLC ADR - Class A			21,619,710
253,900		Schlumberger Ltd.			14,050,826
270,550		Spectra Energy Corp.			5,429,939
236,400		Sunoco, Inc.			8,219,628

					147,038,141

		Financials:		20.5%
699,900		American Express Co.			27,786,030
1,875,619		Bank of America Corp.			26,952,645
460,800		Bank of New York Mellon Corp.			11,377,152
229,900		Capital One Financial Corp.			9,264,970
111,000		Chubb Corp.			5,551,110
1,029,644		JP Morgan Chase & Co.			37,695,267
760,600		Keycorp			5,849,014
384,200		Legg Mason, Inc.			10,769,126
378,277		Lincoln National Corp.			9,188,348
583,400		Marsh & McLennan Cos., Inc.			13,155,670
433,400		Marshall & Ilsley Corp.			3,111,812
271,400		NYSE Euronext			7,498,782
300,600		Progressive Corp.			5,627,232
686,700		Regions Financial Corp.			4,518,486
732,600	@	SLM Corp.			7,611,714
302,100	L	Sun Life Financial, Inc.			7,948,251
421,100		SunTrust Bank			9,811,630
73,592		Travelers Cos., Inc.			3,624,406
849,400		US Bancorp.			18,984,090
938,400		Wells Fargo & Co.			24,023,040

					250,348,775

		Health Care:		5.3%
133,500	@	Amgen, Inc.			7,022,100
435,700		Bristol-Myers Squibb Co.			10,866,358
327,800		Eli Lilly & Co.			10,981,300
199,700		Johnson & Johnson			11,794,282
418,000		Merck & Co., Inc.			14,617,460
699,376		Pfizer, Inc.			9,973,102

					65,254,602

		Industrials:		13.7%
278,400		3M Co.			21,990,816
244,600	L	Avery Dennison Corp.			7,858,998
188,300		Boeing Co.			11,815,825
193,100	@	Cooper Industries PLC			8,496,400
208,700		Deere & Co.			11,620,416
66,900		Eaton Corp.			4,377,936
112,300		Emerson Electric Co.			4,906,387
2,069,700		General Electric Co.			29,845,072
336,500		Honeywell International, Inc.			13,133,595
345,100		Illinois Tool Works, Inc.			14,245,728
141,900		ITT Corp.			6,374,148
106,000		Lockheed Martin Corp.			7,897,000
639,400		Masco Corp.			6,879,944
44,400		Pall Corp.			1,526,028
233,400		United Parcel Service, Inc. - Class B			13,278,126
223,800	@, L	USG Corp.			2,703,504

					166,949,923

		Information Technology:		5.6%
381,900		Analog Devices, Inc.			10,639,735
376,800	L	Applied Materials, Inc.			4,529,136
229,400	@	Cisco Systems, Inc.			4,888,514
220,800		Computer Sciences Corp.			9,991,200
481,900	@	Dell, Inc.			5,811,714
338,300	@	eBay, Inc.			6,634,063
286,700	@	Electronic Arts, Inc.			4,128,480
369,200		Intel Corp.			7,180,940
649,400		Microsoft Corp.			14,942,694

					68,746,476

		Materials:		6.8%
364,700		Alcoa, Inc.			3,668,882
330,500		EI Du Pont de Nemours & Co.			11,431,995
238,100		International Flavors & Fragrances, Inc.			10,100,202
659,893		International Paper Co.			14,933,379
292,200		MeadWestvaco Corp.			6,486,840
242,800		Monsanto Co.			11,222,216
307,100		Nucor Corp.			11,755,788
216,500	L	Vulcan Materials Co.			9,489,195
111,300		Weyerhaeuser Co.			3,917,760

					83,006,257

		Telecommunication Services:		4.3%
992,303		AT&T, Inc.			24,003,810
1,784,200		Qwest Communications International, Inc.			9,367,050
764,300	@	Sprint Nextel Corp.			3,240,632
390,950		Verizon Communications, Inc.			10,954,419
2,262,100		Vodafone Group PLC			4,661,035

					52,226,946

		Utilities:		8.2%
240,900		CenterPoint Energy, Inc.			3,170,244
185,400		Constellation Energy Group, Inc.			5,979,150
524,600		Duke Energy Corp.			8,393,600
123,100		Entergy Corp.			8,816,422
330,500		Exelon Corp.			12,549,085
111,700		FirstEnergy Corp.			3,935,191
711,400		NiSource, Inc.			10,315,300
151,200	@	NRG Energy, Inc.			3,206,952
189,800		Pacific Gas & Electric Co.			7,800,780
185,400		Pinnacle West Capital Corp.			6,741,144
282,900		PPL Corp.			7,058,355
246,100		Progress Energy, Inc.			9,652,042
191,500	L	TECO Energy, Inc.			2,885,905
455,700		Xcel Energy, Inc.			9,391,977

					99,896,147

		Total Common Stock
		(Cost $ 1,294,157,601)			1,170,209,356

SHORT-TERM INVESTMENTS:			3.6%
		Money Market:		3.1%
37,108,977		T. Rowe Price Reserve Investment Fund			37,108,978

		Total Money Market
		(Cost $ 37,108,978)			37,108,978

		Securities Lending Collateralcc:		0.5%
4,473,765		Bank of New York Mellon Corp. Overnight Government Fund, Series A(1)			4,473,765
2,183,316 I		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B(1)(2)			1,746,652

		Total Securities Lending Collateral
		(Cost $ 6,657,081)			6,220,417

		Total Short-Term Investments
		(Cost $ 43,766,059)			43,329,395

		Total Investments in Securities
		( Cost $ 1,337,923,660 ) *		99.4%	$1,213,538,751
		Other Assets and Liabilities - Net		0.6	7,551,694

		Net Assets		100.0%	$1,221,090,445

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B)
		to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is
		being fair valued daily. Please see the accompanying Notes to Financial Statements
		for additional details on securities lending.
I		Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

ING Van Kampen Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)

Shares					Value

COMMON STOCK:			98.2%
		Consumer Discretionary:		12.5%
535,63	8	Comcast Corp. – Class A			$9,304,032
323,86	4 @	Ford Motor Co.			3,264,549
263,59	3	Gap, Inc.			5,129,520
126,43	7 L	Harley-Davidson, Inc.			2,810,695
326,17	2	Home Depot, Inc.			9,155,648
213,30	0	Sony Corp. ADR			5,690,844
135,09	9	Time Warner Cable, Inc.			7,035,956
363,73	8	Time Warner, Inc.			10,515,666
515,21	6	Viacom - Class B			16,162,326

					69,069,236

		Consumer Staples:		8.6%
209,81	4	Avon Products, Inc.			5,560,071
87,50	2	Coca-Cola Co.			4,385,600
440,68	9	Kraft Foods, Inc.			12,339,292
225,92	1	Sysco Corp.			6,454,563
147,31	5	Unilever NV ADR			4,024,646
168,82	9	Walgreen Co.			4,507,734
206,98	4	Wal-Mart Stores, Inc.			9,949,721

					47,221,627

		Energy:		11.1%
167,05	0	Anadarko Petroleum Corp.			6,028,835
123,52	9	ConocoPhillips			6,064,039
89,71	3	Devon Energy Corp.			5,465,316
95,89	7	ExxonMobil Corp.			5,472,842
113,11	5	Hess Corp.			5,694,209
43,65	0	Noble Energy, Inc.			2,633,405
173,92	7	Occidental Petroleum Corp.			13,418,468
198,14	3	Royal Dutch Shell PLC ADR - Class A			9,950,741
121,96	2	Schlumberger Ltd.			6,749,377

					61,477,232

		Financials:		21.8%
942,83	6	Bank of America Corp.			13,548,553
186,39	3	BB&T Corp.			4,904,000
533,45	3	Charles Schwab Corp.			7,564,364
129,00	3	Chubb Corp.			6,451,440
1,491,30	7 @	Citigroup, Inc.			5,607,314
335,40	9	Fifth Third Bancorp.			4,122,177
285,20	5	Janus Capital Group, Inc.			2,532,620
728,14	6	JP Morgan Chase & Co.			26,657,425
799,79	1	Marsh & McLennan Cos., Inc.			18,035,287
213,47	0	PNC Financial Services Group, Inc.			12,061,055
160,70	0	Principal Financial Group, Inc.			3,766,808
150,38	5	State Street Corp.			5,086,021
159,68	1	US Bancorp.			3,568,870
241,96	9	Wells Fargo & Co.			6,194,406

					120,100,340

		Health Care:		12.5%
91,38	7	Abbott Laboratories			4,275,084
101,99	3	Bayer AG ADR			5,691,209
426,72	7	Bristol-Myers Squibb Co.			10,642,571
116,14	1	Cardinal Health, Inc.			3,903,499
180,05	9	Covidien PLC			7,234,771
135,24	9 @	Genzyme Corp.			6,866,592
262,96	0	Merck & Co., Inc.			9,195,711
541,56	6	Pfizer, Inc.			7,722,731
169,23	1	Roche Holding AG ADR			5,804,623
279,55	9	UnitedHealth Group, Inc.			7,939,476

					69,276,267

		Industrials:		11.3%
102,54	1	Avery Dennison Corp.			3,294,642
127,68	7	Cintas Corp.			3,060,657
142,70	2	Dover Corp.			5,963,517
55,38	0	FedEx Corp.			3,882,692
44,71	4	General Dynamics Corp.			2,618,452
1,251,14	8	General Electric Co.			18,041,553
153,07	3 L	Ingersoll-Rand PLC			5,279,488
71,77	2	Manpower, Inc.			3,099,115
111,15	0 L	Robert Half International, Inc.			2,617,583
66,37	7 L	Siemens AG ADR			5,942,733
237,99	3	Tyco International Ltd.			8,384,493

					62,184,925

		Information Technology:		11.2%
194,81	1 @	Amdocs Ltd.			5,230,675
367,36	5 @	Cisco Systems, Inc.			7,828,548
489,15	5 @	Dell, Inc.			5,899,209
642,73	7 @	eBay, Inc.			12,604,073
237,66	6	Hewlett-Packard Co.			10,286,184
336,52	1	Intel Corp.			6,545,333
73,38	2 @	Lam Research Corp.			2,792,919
329,47	1	Western Union Co.			4,912,413
413,02	3 @, L	Yahoo!, Inc.			5,712,108

					61,811,462

		Materials:		2.4%
244,12	1	Dow Chemical Co.			5,790,550
57,14	1	Freeport-McMoRan Copper & Gold, Inc.			3,378,747
64,48	0	PPG Industries, Inc.			3,895,237

					13,064,534

		Telecommunication Services:		2.5%
194,67	7	Verizon Communications, Inc.			5,454,850
403,21	4 L	Vodafone Group PLC ADR			8,334,433

					13,789,283

		Utilities:		4.3%
370,76	3	American Electric Power Co., Inc.			11,975,645
79,64	6	Edison International			2,526,371
61,74	3	Entergy Corp.			4,422,034
132,50	0	FirstEnergy Corp.			4,667,975

					23,592,025

		Total Common Stock (Cost $ 550,818,878)			541,586,931

SHORT-TERM INVESTMENTS:			4.6%
		Affiliated Mutual Fund:		1.5%
8,101,64	5	ING Institutional Prime Money Market Fund - Class I			8,101,645

		Total Mutual Fund (Cost $ 8,101,645)			8,101,645

		Securities Lending Collateralcc:		3.1%
16,094,61	6	Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			16,094,616
1,680,46	8 I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			1,344,375

		Total Securities Lending Collateral (Cost $ 17,775,084)			17,438,991

		Total Short-Term Investments (Cost $ 25,876,729)			25,540,636

		Total Investments in Securities ( Cost $ 576,695,607 ) *	102.8%		$567,127,567
		Other Assets and Liabilities - Net	(2.8)		(15,272,631)

		Net Assets	100.0%		$551,854,936

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

ING Wells Fargo Health Care Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			97.1%
		Consumer Staples:		1.2%
77,016		CVS Caremark Corp.			$2,258,109

					2,258,109

		Health Care:		93.3%
58,641		Abbott Laboratories			2,743,226
69,487		Aetna, Inc.			1,833,067
88,265	@	AGA Medical Holdings, Inc.			1,120,083
88,062	@	Alexion Pharmaceuticals, Inc.			4,507,894
50,396		Allergan, Inc.			2,936,071
29,949	@	AMAG Pharmaceuticals, Inc.			1,028,748
108,963	@	Amgen, Inc.			5,731,454
127,760	@	Amylin Pharmaceuticals, Inc.			2,401,888
1,768,041	@	Antisoma PLC			153,214
108,295	@	Arthrocare Corp.			3,319,242
83,251		Baxter International, Inc.			3,383,321
30,702		Becton Dickinson & Co.			2,076,069
65,320	@	Biodel, Inc.			246,910
12,186	@	BioMarin Pharmaceuticals, Inc.			231,047
192,924		Biovail Corp.			3,711,858
338,129	@	Boston Scientific Corp.			1,961,148
174,463		Bristol-Myers Squibb Co.			4,351,107
124,972		Cardinal Health, Inc.			4,200,309
32,851	@	Celera Corp.			215,174
46,220	@	Celgene Corp.			2,348,900
44,774	@	Cephalon, Inc.			2,540,925
53,802	@	Cepheid, Inc.			861,908
79,152		Cigna Corp.			2,458,461
63,122		Covidien PLC			2,536,242
51,734	@	Dendreon Corp.			1,672,560
245,696	@	Dyax Corp.			557,730
43,212	@	Edwards Lifesciences Corp.			2,420,736
120,279		Eli Lilly & Co.			4,029,347
161,752	@	Eurand NV			1,567,377
95,942	@	Express Scripts, Inc.			4,511,193
113,080	@	Forest Laboratories, Inc.			3,101,784
44,175		Fresenius AG			2,928,448
46,723		Fresenius Medical Care AG & Co. KGaA			2,520,924
97,953	@	Gilead Sciences, Inc.			3,357,829
30,819	@	HeartWare International, Inc.			2,159,487
88,934	@	Human Genome Sciences, Inc.			2,015,244
154,034	@	Incyte Corp.			1,705,156
91,421	@	Inspire Pharmaceuticals, Inc.			456,191
158,723	@	Inverness Medical Innovations, Inc.			4,231,555
34,548		Johnson & Johnson			2,040,405
44,257	@	Life Technologies Corp.			2,091,143
56,914		Lonza Group AG			3,789,300
231,726	@	MAP Pharmaceuticals, Inc.			3,040,245
67,771	@	Medco Health Solutions, Inc.			3,732,827
1,823,990	@, I	Medipattern Corp.			145,638
140,633	@	MELA Sciences, Inc.			1,046,310
122,997		Merck & Co., Inc.			4,301,205
24,982		Merck KGaA			1,832,653
95,899	@	Mylan Laboratories			1,634,119
114,043	@	Myriad Genetics, Inc.			1,704,943
103,180	@	Nanosphere, Inc.			449,865
217,818	@	Nektar Therapeutics			2,635,598
352,773	@	Novavax, Inc.			765,517
68,825	@	Par Pharmaceutical Cos., Inc.			1,786,697
356,721		Pfizer, Inc.			5,086,841
117,143	@	Qiagen NV			2,251,488
39,978	@	Resmed, Inc.			2,431,062
447,718	@	RTI Biologics, Inc.			1,311,814
82,198	@	Salix Pharmaceuticals Ltd.			3,208,188
53,770		Shire PLC ADR			3,300,403
81,549	@	St. Jude Medical, Inc.			2,943,103
57,246		Stryker Corp.			2,865,735
292,834	@	Tenet Healthcare Corp.			1,270,900
67,036		Teva Pharmaceutical Industries Ltd. ADR			3,485,202
798,437	@	Theratechnologies, Inc.			3,840,118
78,727	@	Thoratec Corp.			3,364,005
67,086		UnitedHealth Group, Inc.			1,905,242
89,775	@	Vertex Pharmaceuticals, Inc.			2,953,598
164,590	@	Warner Chilcott PLC			3,760,882
70,338	@	Zimmer Holdings, Inc.			3,801,769
93,553	@	Zoll Medical Corp.			2,535,286
183,081	@	Zymogenetics, Inc.			772,602

					176,218,530

		Industrials:		2.6%
2,419,383	@	CareView Communications, Inc.			5,056,509

					5,056,509

		Total Common Stock (Cost $ 175,834,815)			183,533,148

WARRANTS:			0.1%
		Health Care:		0.1%
133,228	I	Novavax, Inc.			136,265

		Total Warrants (Cost $ -)			136,265

		Total Long-Term Investments (Cost $ 175,834,815)			183,669,413

SHORT-TERM INVESTMENTS:			2.5%
		Affiliated Mutual Fund:		2.5%
4,700,285		ING Institutional Prime Money Market Fund - Class I			4,700,285

		Total Short-Term Investments (Cost $ 4,700,285)			4,700,285

		Total Investments in Securities (Cost $ 180,535,100) *	99.7%		$188,369,698
		Other Assets and Liabilities - Net	0.3		526,582

		Net Assets	100.0%		$188,896,280

	@	Non-income producing security
	ADR	American Depositary Receipt
	I	Illiquid security
See Accompanying Notes to Financial Statements

ING BlackRock Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)

Shares					Value

COMMON STOCK:			99.7%
		Consumer Discretionary:		17.5%
66,000		Advance Auto Parts, Inc.			$3,311,880
90,000	@	Big Lots, Inc.			2,888,100
113,000	@	Dick’s Sporting Goods, Inc.			2,812,570
71,000	@	DIRECTV			2,408,320
57,000	@	Dollar Tree, Inc.			2,372,910
148,000		Expedia, Inc.			2,779,440
104,000		Gap, Inc.			2,023,840
13,000		John Wiley & Sons, Inc.			502,710
141,000		Limited Brands, Inc.			3,111,870
263,000		News Corp. - Class A			3,145,480
57,000		Nordstrom, Inc.			1,834,830
104,000		Petsmart, Inc.			3,137,680
62,000		Ross Stores, Inc.			3,303,980
103,000		Target Corp.			5,064,510
93,000		TJX Cos., Inc.			3,901,350
100,000	@	TRW Automotive Holdings Corp.			2,757,000
113,000		Williams-Sonoma, Inc.			2,804,660
84,000		Wyndham Worldwide Corp.			1,691,760

					49,852,890

		Consumer Staples:		6.5%
5,000		Costco Wholesale Corp.			274,150
86,000		Dr Pepper Snapple Group, Inc.			3,215,540
70,000		Hershey Co.			3,355,100
66,000		Kroger Co.			1,299,540
42,000		Lorillard, Inc.			3,023,160
212,000		Sara Lee Corp.			2,989,200
165,000		Walgreen Co.			4,405,500

					18,562,190

		Energy:		7.2%
127,000	@	Exterran Holdings, Inc.			3,277,870
152,000		ExxonMobil Corp.			8,674,640
128,000	@	Mariner Energy, Inc.			2,749,440
73,000		SM Energy Co.			2,931,680
114,000		Teekay Shipping Corp.			2,983,380

					20,617,010

		Financials:		2.5%
144,000	@	AmeriCredit Corp.			2,623,680
69,000		Capital One Financial Corp.			2,780,700
33,000		Prudential Financial, Inc.			1,770,780

					7,175,160

		Health Care:		18.5%
109,000		Aetna, Inc.			2,875,420
111,000		AmerisourceBergen Corp.			3,524,250
117,000		Bristol-Myers Squibb Co.			2,917,980
33,000		Cardinal Health, Inc.			1,109,130
81,000	@	Community Health Systems, Inc.			2,738,610
146,000	@	Coventry Health Care, Inc.			2,581,280
101,000		Eli Lilly & Co.			3,383,500
74,000	@	Endo Pharmaceuticals Holdings, Inc.			1,614,680
372,000	@	Health Management Associates, Inc.			2,890,440
66,000	@	Humana, Inc.			3,014,220
24,000		Johnson & Johnson			1,417,440
39,000	@, L	Lincare Holdings, Inc.			1,267,890
53,000		McKesson Corp.			3,559,480
78,000	@	Medco Health Solutions, Inc.			4,296,240
86,000		Omnicare, Inc.			2,038,200
55,000	L	Perrigo Co.			3,248,850
67,000		Pharmaceutical Product Development, Inc.			1,702,470
29,000		Quest Diagnostics			1,443,330
6,000		Teleflex, Inc.			325,680
100,000		UnitedHealth Group, Inc.			2,840,000
19,000	@	Varian Medical Systems, Inc.			993,320
59,000	@	WellPoint, Inc.			2,886,870

					52,669,280

		Industrials:		13.8%
92,000	@, L	Armstrong World Industries, Inc.			2,776,560
62,000		Carlisle Cos., Inc.			2,240,060
98,000		Crane Co.			2,960,580
41,000		Cummins, Inc.			2,670,330
77,000		Harsco Corp.			1,809,500
58,000		Hubbell, Inc.			2,302,020
59,000		Joy Global, Inc.			2,955,310
146,000		Manitowoc Co., Inc.			1,334,440
102,000	@	Owens Corning, Inc.			3,050,820
59,000		Raytheon Co.			2,855,010
155,000		RR Donnelley & Sons Co.			2,537,350
78,000	@	Thomas & Betts Corp.			2,706,600
61,000		Toro Co.			2,996,320
64,000	@	URS Corp.			2,518,400
40,000		Valmont Industries, Inc.			2,906,400
25,000	@	Wesco International, Inc.			841,750

					39,461,450

		Information Technology:		21.1%
22,000	@	Agilent Technologies, Inc.			625,460
103,000	@	Amdocs Ltd.			2,765,550
27,000	@	Apple, Inc.			6,791,310
75,000	@	Arrow Electronics, Inc.			1,676,250
172,000		CA, Inc.			3,164,800
40,000	@	Cisco Systems, Inc.			852,400
315,000	@	Dell, Inc.			3,798,900
341,000		Intel Corp.			6,632,450
24,000		International Business Machines Corp.			2,963,520
325,000	@	Micron Technology, Inc.			2,759,250
399,000		Microsoft Corp.			9,180,990
72,000	@	Sandisk Corp.			3,029,040
233,000	@	Seagate Technology, Inc.			3,038,320
147,000	@	Symantec Corp.			2,040,360
73,000	@	Tech Data Corp.			2,600,260
78,000	@	Teradata Corp.			2,377,440
22,000		Texas Instruments, Inc.			512,160
75,000		Total System Services, Inc.			1,020,000
51,000	@	VeriSign, Inc.			1,354,050
95,000	@	Western Digital Corp.			2,865,200

					60,047,710

		Materials:		7.5%
60,000		Ashland, Inc.			2,785,200
131,000	@	Crown Holdings, Inc.			3,280,240
97,000		Eagle Materials, Inc.			2,515,210
62,000		Freeport-McMoRan Copper & Gold, Inc.			3,666,060
38,000		Lubrizol Corp.			3,051,780
147,000		Nalco Holding Co.			3,007,620
164,000		RPM International, Inc.			2,925,760

					21,231,870

		Telecommunication Services:		2.3%
369,000	@	MetroPCS Communications, Inc.			3,022,110
81,000	@	NII Holdings, Inc.			2,634,120
57,000	@	TW Telecom, Inc.			950,760

					6,606,990

		Utilities:		2.8%
100,000		Constellation Energy Group, Inc.			3,225,000
75,000		Integrys Energy Group, Inc.			3,280,500
115,000		NV Energy, Inc.			1,358,150

					7,863,650

		Total Common Stock (Cost $ 293,261,195)			284,088,200

SHORT-TERM INVESTMENTS:			1.3%
		Affiliated Mutual Fund:		0.1%
355,573		ING Institutional Prime Money Market Fund - Class I			355,573

		Total Mutual Fund (Cost $ 355,573)			355,573

Principal Amount					Value

		Securities Lending Collateralcc:		1.2%
$2,976,350		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$2,976,350
468,580	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			374,864

		Total Securities Lending Collateral (Cost $ 3,444,930)			3,351,214

		Total Short-Term Investments (Cost $ 3,800,503)			3,706,787

		Total Investments in Securities (Cost $ 297,061,698) *	101.0%		$287,794,987
		Other Assets and Liabilities - Net	(1.0)		(2,908,314)

		Net Assets	100.0%		$284,886,673

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B)
		to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is
		being fair valued daily. Please see the accompanying Notes to Financial Statements
		for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

ING BlackRock Large Cap Growth Portfolio	as of June 30, 2010 (Unaudited)

Shares				Value
COMMON STOCK:			96.1%
		Consumer Discretionary:	8.8%
35,000	@, L	Autoliv, Inc.		$1,674,750
6,000	@	Big Lots, Inc.		192,540
78,000		CBS Corp. - Class B		1,008,540
21,000		Foot Locker, Inc.		265,020
112,000		Gannett Co., Inc.		1,507,520
29,000		Harley-Davidson, Inc.		644,670
155,000	@	Liberty Media Corp. - Interactive - Class A		1,627,500
73,000		Limited Brands, Inc.		1,611,110
90,000		Macy’s, Inc.		1,611,000
116,000		News Corp. - Class A		1,387,360
7,000	@, L	Sears Holding Corp.		452,550
29,000	@	Signet Jewelers Ltd.		797,500
9,000	@	TRW Automotive Holdings Corp.		248,130
3,000		Whirlpool Corp.		263,460
48,000		Williams-Sonoma, Inc.		1,191,360

				14,483,010

		Consumer Staples:	3.8%
84,000		ConAgra Foods, Inc.		1,958,880
15,000		Lorillard, Inc.		1,079,700
25,000		Procter & Gamble Co.		1,499,500
120,000		Sara Lee Corp.		1,692,000

				6,230,080

		Energy:	13.1%
81,000		Chevron Corp.		5,496,660
23,000		Cimarex Energy Co.		1,646,340
39,000		ConocoPhillips		1,914,510
45,000	@	Exterran Holdings, Inc.		1,161,450
66,000		Marathon Oil Corp.		2,051,940
41,000	@	Oil States International, Inc.		1,622,780
14,000	@	SEACOR Holdings, Inc.		989,240
21,000		SM Energy Co.		843,360
78,000		Southern Union Co.		1,705,080
18,000		Teekay Shipping Corp.		471,060
3,000	@	Unit Corp.		121,770
21,000	@	Whiting Petroleum Corp.		1,646,820
95,000		Williams Cos., Inc.		1,736,600

				21,407,610

		Financials:	18.1%
21,000		ACE Ltd.		1,081,080
64,000		American Financial Group, Inc.		1,748,480
87,000	@	AmeriCredit Corp.		1,585,140
5,000		Aspen Insurance Holdings Ltd.		123,700
54,000		Assurant, Inc.		1,873,800
10,000		Axis Capital Holdings Ltd.		297,200
400,000		Bank of America Corp.		5,748,000
11,000	@	Berkshire Hathaway, Inc.		876,590
51,000		Capital One Financial Corp.		2,055,300
970,000	@	Citigroup, Inc.		3,647,200
7,000		CME Group, Inc.		1,970,850
20,000		Endurance Specialty Holdings Ltd.		750,600
12,000		Fulton Financial Corp.		115,800
12,000	@	Investment Technology Group, Inc.		192,720
39,000		JP Morgan Chase & Co.		1,427,790
20,000		Lincoln National Corp.		485,800
15,000		Old Republic International Corp.		181,950
16,000		Protective Life Corp.		342,240
37,000		Prudential Financial, Inc.		1,985,420
18,000		RenaissanceRe Holdings Ltd.		1,012,860
12,000		Unitrin, Inc.		307,200
61,000		UnumProvident Corp.		1,323,700
21,000		Wells Fargo & Co.		537,600

				29,671,020

		Health Care:	13.6%
72,000		Aetna, Inc.		1,899,360
55,000		AmerisourceBergen Corp.		1,746,250
56,000		Cardinal Health, Inc.		1,882,160
10,000	@	CareFusion Corp.		227,000
45,000	@	Community Health Systems, Inc.		1,521,450
89,000	@	Coventry Health Care, Inc.		1,573,520
64,000		Eli Lilly & Co.		2,144,000
23,000	@	Endo Pharmaceuticals Holdings, Inc.		501,860
67,000	@	Health Net, Inc.		1,632,790
38,000	@	Humana, Inc.		1,735,460
13,000		Johnson & Johnson		767,780
29,000		McKesson Corp.		1,947,640
12,000		Pfizer, Inc.		171,120
95,000		UnitedHealth Group, Inc.		2,698,000
38,000	@	WellPoint, Inc.		1,859,340

				22,307,730

		Industrials:	12.8%
21,000		Carlisle Cos., Inc.		758,730
7,000		Crane Co.		211,470
17,000		Eaton Corp.		1,112,480
116,000		General Electric Co.		1,672,720
24,000		L-3 Communications Holdings, Inc.		1,700,160
170,000		Manitowoc Co., Inc.		1,553,800
36,000		Northrop Grumman Corp.		1,959,840
26,000	@	Oshkosh Truck Corp.		810,160
49,000	@	Owens Corning, Inc.		1,465,590
32,000		Parker Hannifin Corp.		1,774,720
66,000		RR Donnelley & Sons Co.		1,080,420
40,000	L	Ryder System, Inc.		1,609,200
18,000		SPX Corp.		950,580
34,000	@	Thomas & Betts Corp.		1,179,800
60,000		Timken Co.		1,559,400
84,000		Trinity Industries, Inc.		1,488,480

				20,887,550

		Information Technology:	4.8%
136,000		Intel Corp.		2,645,200
50,000	@	Lexmark International, Inc.		1,651,500
114,000	@	Seagate Technology, Inc.		1,486,560
15,000	@	Tech Data Corp.		534,300
49,000	@	Western Digital Corp.		1,477,840

				7,795,400

		Materials:	11.3%
34,000		Ashland, Inc.		1,578,280
43,000		Cabot Corp.		1,036,730
38,000		Cytec Industries, Inc.		1,519,620
24,000		Eastman Chemical Co.		1,280,640
25,000		Freeport-McMoRan Copper & Gold, Inc.		1,478,250
179,000		Huntsman Corp.		1,551,930
71,000		International Paper Co.		1,606,730
20,000		Lubrizol Corp.		1,606,200
77,000		MeadWestvaco Corp.		1,709,400
31,000		PPG Industries, Inc.		1,872,710
45,000		RPM International, Inc.		802,800
92,000		Sealed Air Corp.		1,814,240
40,000	@, L	Titanium Metals Corp.		703,600

				18,561,130

		Telecommunication Services:	2.1%
48,000		AT&T, Inc.		1,161,120
27,000	@	MetroPCS Communications, Inc.		221,130
7,000	@	NII Holdings, Inc.		227,640
244,000		Qwest Communications International, Inc.		1,281,000
20,000		Telephone & Data Systems, Inc.		607,800

				3,498,690

		Utilities:	7.7%
23,000		CMS Energy Corp.		336,950
52,000		Constellation Energy Group, Inc.		1,677,000
41,000		DTE Energy Co.		1,870,010
61,000		Edison International		1,934,920
40,000		Integrys Energy Group, Inc.		1,749,600
149,000	@, L	Mirant Corp.		1,573,440
101,000		NiSource, Inc.		1,464,500
84,000	@	NRG Energy, Inc.		1,781,640
5,000		Oneok, Inc.		216,250

				12,604,310

		Total Common Stock (Cost $166,117,684)		157,446,530

SHORT-TERM INVESTMENTS:			4.4%
		Affiliated Mutual Fund:	3.8%
6,224,383		ING Institutional Prime Money Market Fund - Class I		6,224,383

		Total Mutual Fund (Cost $6,224,383)		6,224,383

Prin	cipal Amount			Value
		Securities Lending Collateralcc:	0.6%
$871,579		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		$871,579
266,221	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		212,977

		Total Securities Lending Collateral (Cost $1,137,800)		1,084,556

		Total Short-Term Investments (Cost $7,362,183)		7,308,939

		Total Investments in Securities (Cost $173,479,867) *	100.5%	$164,755,469
		Other Assets and Liabilities - Net	(0.5)	(866,717)

		Net Assets	100.0%	$163,888,752

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

		See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of June 30, 2010 (Unaudited)

Shares					Value
COMMON STOCK:			3.3%
		Consumer Discretionary:		2.2%
139,700	@	Hyatt Hotels Corp.			$5,181,473
115,800		Starwood Hotels & Resorts Worldwide, Inc.			4,797,594

					9,979,067

		Financials:		1.1%
364,700		Brookfield Properties Co.			5,120,388

					5,120,388

		Total Common Stock (Cost $ 13,979,095)			15,099,455

REAL ESTATE INVESTMENT TRUSTS:			95.1%
		Financials:		95.1%
243,360		Acadia Realty Trust			4,093,315
157,571		Alexandria Real Estate Equities, Inc.			9,985,274
481,478		AMB Property Corp.			11,415,843
306,478		Apartment Investment & Management Co.			5,936,479
231,300		Associated Estates Realty Corp.			2,995,335
186,792		AvalonBay Communities, Inc.			17,440,769
255,496		Boston Properties, Inc.			18,227,084
711,100		Brandywine Realty Trust			7,644,325
221,820		BRE Properties, Inc.			8,191,813
146,200		Camden Property Trust			5,972,270
422,900		CBL & Associates Properties, Inc.			5,260,876
297,700		Colonial Properties Trust			4,325,581
856,800		Developers Diversified Realty Corp.			8,482,320
167,957	L	Digital Realty Trust, Inc.			9,687,760
124,766		Equity Lifestyle Properties, Inc.			6,017,464
575,771		Equity Residential			23,975,104
264,496		Extra Space Storage, Inc.			3,676,494
191,988		Federal Realty Investment Trust			13,490,997
352,252		HCP, Inc.			11,360,127
305,747		Highwoods Properties, Inc.			8,487,537
422,621		Hospitality Properties Trust			8,917,303
1,475,668		Host Hotels & Resorts, Inc.			19,892,007
127,900	@	Hudson Pacific Properties, Inc.			2,206,275
171,300		Kilroy Realty Corp.			5,092,749
461,478		Kimco Realty Corp.			6,202,264
415,745		Liberty Property Trust			11,994,243
453,923		Macerich Co.			16,940,406
367,419		Nationwide Health Properties, Inc.			13,142,578
37,900	@	Pebblebrook Hotel Trust			714,415
177,900	L	Pennsylvania Real Estate Investment Trust			2,173,938
435,663		Prologis			4,413,266
196,764		Public Storage, Inc.			17,297,523
327,003		Regency Centers Corp.			11,248,903
555,511		Simon Property Group, Inc.			44,857,513
199,954		SL Green Realty Corp.			11,005,468
209,849		Tanger Factory Outlet Centers, Inc.			8,683,552
223,074		Taubman Centers, Inc.			8,394,275
560,203		UDR, Inc.			10,716,683
493,400		U-Store-It Trust			3,680,764
340,140		Ventas, Inc.			15,969,573
406,033		Vornado Realty Trust			29,620,107

		Total Real Estate Investment Trusts (Cost $ 332,638,750)			439,830,572

		Total Long-Term Investments (Cost $ 346,617,845)			454,930,027

SHORT-TERM INVESTMENTS:			3.4%
		Affiliated Mutual Fund:		2.0%
9,068,811		ING Institutional Prime Money Market Fund - Class I			9,068,811

		Total Mutual Fund
		(Cost $ 9,068,811)			9,068,811

Prin	cipal Amount				Value
		Securities Lending Collateralcc:		1.4%
$3,526,566		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$3,526,566
3,758,883	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			3,007,107

		Total Securities Lending Collateral
		(Cost $ 7,285,449)			6,533,673

		Total Short-Term Investments
		(Cost $ 16,354,260)			15,602,484

		Total Investments in Securities
		(Cost $ 362,972,105) *	101.8%		$470,532,511
		Other Assets and Liabilities - Net	(1.8)		(8,246,948)

		Net Assets	100.0%		$462,285,563

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B)
		to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is
		being fair valued daily. Please see the accompanying Notes to Financial Statements
		for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

ING Franklin Income Portfolio	as of June 30, 2010 (Unaudited)

Shares					Value
COMMON STOCK:			31.4%
		Consumer Discretionary:		1.1%
103,951	@, L	Charter Communications, Inc.			$3,669,470
110,000		Comcast Corp. – Class A			1,910,700
122,564	@	Dex One Corp.			2,328,716

					7,908,886

		Consumer Staples:		0.6%
150,000		Diageo PLC			2,356,184
35,000		PepsiCo, Inc.			2,133,250

					4,489,434

		Energy:		5.4%
50,000		Baker Hughes, Inc.			2,078,500
50,000		BP PLC ADR			1,444,000
108,753	@	Callon Petroleum Co.			685,144
350,000	L	Canadian Oil Sands Trust			8,873,703
200,000		ConocoPhillips			9,818,000
200,000		ExxonMobil Corp.			11,414,000
35,000		Schlumberger Ltd.			1,936,900
174,600		Spectra Energy Corp.			3,504,222

					39,754,469

		Financials:		3.8%
550,000		Bank of America Corp.			7,903,500
200,000		Barclays PLC			798,300
465,075	@	Citigroup, Inc.			1,748,682
300,000		HSBC Holdings PLC			2,740,708
200,000		JP Morgan Chase & Co.			7,322,000
299,600		Wells Fargo & Co.			7,669,760

					28,182,950

		Health Care:		2.5%
70,000		Johnson & Johnson			4,134,200
350,000		Merck & Co., Inc.			12,239,500
125,000		Pfizer, Inc.			1,782,500

					18,156,200

		Industrials:		0.1%
50,000		General Electric Co.			721,000

					721,000

		Information Technology:		1.4%
300,000		Intel Corp.			5,835,000
180,000		Maxim Integrated Products			3,011,400
200,000		Xerox Corp.			1,608,000

					10,454,400

		Materials:		1.8%
110,000		Barrick Gold Corp.			4,995,100
120,000		Newmont Mining Corp.			7,408,800
20,000		Nucor Corp.			765,600

					13,169,500

		Telecommunication Services:		2.7%
275,000		AT&T, Inc.			6,652,250
50,000		CenturyTel, Inc.			1,665,500
800,000		Telstra Corp. Ltd.			2,180,601
130,000		Verizon Communications, Inc.			3,642,600
2,750,000		Vodafone Group PLC			5,666,348

					19,807,299

		Utilities:		12.0%
75,000		AGL Resources, Inc.			2,686,500
75,000		Ameren Corp.			1,782,750
150,000		American Electric Power Co., Inc.			4,845,000
58,400		CenterPoint Energy, Inc.			768,544
100,000		Consolidated Edison, Inc.			4,310,000
160,000		Dominion Resources, Inc.			6,198,400
550,000		Duke Energy Corp.			8,800,000
60,000		FirstEnergy Corp.			2,113,800
150,000		NextEra Energy, Inc.			7,314,000
190,000		Pacific Gas & Electric Co.			7,809,000
100,000		Pinnacle West Capital Corp.			3,636,000
68,400		PPL Corp.			1,706,580
120,000		Progress Energy, Inc.			4,706,400
175,000		Public Service Enterprise Group, Inc.			5,482,750
120,000		Sempra Energy			5,614,800
325,000		Southern Co.			10,816,000
250,000		TECO Energy, Inc.			3,767,500
300,000		Xcel Energy, Inc.			6,183,000

					88,541,024

		Total Common Stock (Cost $272,950,644)			231,185,162

PREFERRED STOCK:			5.7%
		Consumer Discretionary:		0.1%
120,000	@, P	Motors Liquidation Co.			823,500

					823,500

		Energy:		0.5%
3,500	@, #	Chesapeake Energy Corp.			3,422,564

					3,422,564

		Financials:		4.6%
9,300		Bank of America Corp.			8,444,400
250,000	@, #	Barclays Bank PLC			3,026,325
40,000		Citigroup, Inc.			4,520,000
150,000	@	Credit Suisse Securities USA LLC			2,057,760
100,000	@, #	Deutsche Bank AG/London			2,227,070
90,000	@	Felcor Lodging Trust, Inc.			1,794,375
1,839	#, P, L	General Motors Acceptance Corp.			1,429,535
75,000	@, #	Goldman Sachs Group, Inc.			3,171,728
8,000		Wells Fargo & Co.			7,448,000

					34,119,193

		Health Care:		0.3%
2,500		Tenet Healthcare Corp.			2,090,625

					2,090,625

		Sovereign:		0.1%
191,500	@, P, ##	Federal Home Loan Mortgage Corporation			65,110
50	@, P	Federal National Mortgage Association - Convertible Series 2004-1			112,500
113,600	@	Federal National Mortgage Association - Series 08-1			59,072
100,000	@, P	Federal National Mortgage Association - Series Q			32,000
194,460	@, P	Federal National Mortgage Association - Series R			70,006
96,100	@, P	Federal National Mortgage Association - Series S			32,674

					371,362

		Utilities:		0.1%
20,000		NextEra Energy, Inc.			987,000

					987,000

		Total Preferred Stock (Cost $66,802,602)			41,814,244

WARRANTS:			0.0%
		Consumer Discretionary:		0.0%
25,281		Charter Communications, Inc.			132,725

		Total Warrants (Cost $9,030,960)			132,725

Principal Amount					Value
CORPORATE BONDS/NOTES:			60.6%
		Consumer Discretionary:		7.0%
$433,091		Allison Transmission, Inc., 3.050%, due 08/07/14			$395,602
1,956,379		Allison Transmission, Inc., 3.110%, due 08/07/14			1,787,031
3,000,000		Cablevision Systems Corp., 7.750%, due 04/15/18			3,015,000
3,000,000	L	Cablevision Systems Corp., 8.000%, due 04/15/20			3,052,500
1,000,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17			1,025,000
5,867,024		CCH II, LLC / CCH II Capital Corp., 13.500%, due 11/30/16			6,864,418
3,700,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, due 04/30/20			3,801,750
2,000,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, due 11/15/17			2,002,500
8,469,075		Clear Channel Communications, Inc., 3.997%, due 11/13/15			6,591,058
400,000	#, L	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17			400,000
1,600,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17			1,616,000
3,500,000		DISH DBS Corp., 7.750%, due 05/31/15			3,622,500
3,592,000		Dollar General Corp., 10.625%, due 07/15/15			3,946,710
750,000		Harrah’s Operating Co., Inc., 11.250%, due 06/01/17			793,125
2,500,000	L	KB Home, 5.750%, due 02/01/14			2,300,000
500,000		KB Home, 6.250%, due 06/15/15			447,500
2,000,000	L	MGM Resorts International, 6.750%, due 04/01/13			1,795,000
1,500,000		Navistar International Corp., 8.250%, due 11/01/21			1,530,000
771,501		SuperMedia, Inc., 11.000%, due 12/31/15			663,904
2,894,853		U.S. Investigations Services, Inc., 3.539%, due 04/01/15			2,561,944
4,154,084	&, #, L	Univision Communications, Inc., 9.750%, due 03/15/15			3,479,045

					51,690,587

		Consumer Staples:		2.6%
3,000,000		Ceridian Corp., 11.250%, due 11/15/15			2,722,500
8,000,000		Hertz Corp., 8.875%, due 01/01/14			8,140,000
1,500,000	L	Hertz Corp., 10.500%, due 01/01/16			1,563,750
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 11.625%, due 05/01/14			1,126,250
3,300,000	#	Johnsondiversey Holdings, Inc., 10.500%, due 05/15/20			3,679,500
2,000,000		Supervalu, Inc., 8.000%, due 05/01/16			1,990,000

					19,222,000

		Energy:		11.8%
2,750,000		Anadarko Petroleum Corp., 5.950%, due 09/15/16			2,369,857
1,400,000	#	Antero Resources Finance Corp., 9.375%, due 12/01/17			1,407,000
1,500,000	#, L	ATP Oil & Gas Corp., 11.875%, due 05/01/15			1,095,000
2,175,000		Callon Petroleum Co., 13.000%, due 09/15/16			1,729,125
4,000,000		Chesapeake Energy Corp., 6.250%, due 01/15/18			4,060,000
3,000,000		Chesapeake Energy Corp., 6.875%, due 11/15/20			3,041,250
6,000,000		Chesapeake Energy Corp., 7.250%, due 12/15/18			6,225,000
3,500,000		Chesapeake Energy Corp., 9.500%, due 02/15/15			3,885,000
1,400,000	#	Consol Energy, Inc., 8.250%, due 04/01/20			1,466,500
696,000		Denbury Resources, Inc., 8.250%, due 02/15/20			730,800
6,000,000		Dynegy Holdings, Inc., 7.500%, due 06/01/15			4,777,500
2,500,000		Dynegy Holdings, Inc., 7.750%, due 06/01/19			1,740,625
800,000		Dynegy Holdings, Inc., 8.375%, due 05/01/16			637,000
4,500,000		El Paso Corp., 7.250%, due 06/01/18			4,534,628
1,500,000		El Paso Corp., 7.750%, due 01/15/32			1,489,835
1,600,000		El Paso Corp., 12.000%, due 12/12/13			1,852,000
1,900,000	#	Expro Finance Luxembourg SCA, 8.500%, due 12/15/16			1,824,000
4,000,000		Forest Oil Corp., 8.500%, due 02/15/14			4,190,000
2,000,000	#	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20			2,057,500
3,000,000		Newfield Exploration Co., 6.625%, due 04/15/16			3,030,000
2,250,000		Newfield Exploration Co., 6.875%, due 02/01/20			2,193,750
4,200,000		PetroHawk Energy Corp., 7.875%, due 06/01/15			4,231,500
2,400,000		PetroHawk Energy Corp., 10.500%, due 08/01/14			2,592,000
2,000,000		Pioneer Natural Resources Co., 6.650%, due 03/15/17			2,020,122
2,500,000		Pioneer Natural Resources Co., 6.875%, due 05/01/18			2,522,948
2,000,000		Plains Exploration & Production Co., 10.000%, due 03/01/16			2,150,000
1,300,000		Quicksilver Resources, Inc., 11.750%, due 01/01/16			1,439,750
1,000,000		Roseton/Danskammer, 7.670%, due 11/08/16			880,000
2,000,000		Sabine Pass LNG LP, 7.250%, due 11/30/13			1,810,000
2,500,000		Sabine Pass LNG LP, 7.500%, due 11/30/16			2,093,750
4,000,000	#, L	SandRidge Energy, Inc., 8.000%, due 06/01/18			3,810,000
3,200,000	#	SandRidge Energy, Inc., 9.875%, due 05/15/16			3,264,000
900,000		SEACOR Holdings, Inc., 7.375%, due 10/01/19			952,056
2,000,000		Sesi, LLC, 6.875%, due 06/01/14			1,960,000
3,000,000	#	W&T Offshore, Inc., 8.250%, due 06/15/14			2,715,000

					86,777,496

		Financials:		13.9%
3,500,000	#	Ally Financial, Inc., 8.000%, due 03/15/20			3,430,000
1,500,000	L	Bank of America Corp., 8.125%, due 12/29/49			1,450,770
1,500,000		CapitalSource, Inc., 4.000%, due 07/15/34			1,434,375
3,600,000	#	CEVA Group PLC, 11.500%, due 04/01/18			3,742,557
2,500,000	L	CIT Group, Inc., 7.000%, due 05/01/14			2,368,750
9,500,000	L	CIT Group, Inc., 7.000%, due 05/01/15			8,811,250
4,000,000		CIT Group, Inc., 7.000%, due 05/01/16			3,670,000
1,000,000		CIT Group, Inc., 7.000%, due 05/01/17			905,000
1,700,000	L	Felcor Lodging L.P., 10.000%, due 10/01/14			1,785,000
2,000,000		Ford Motor Credit Co. LLC, 7.000%, due 04/15/15			1,980,316
3,000,000		Ford Motor Credit Co., LLC, 7.000%, due 10/01/13			3,061,179
100,000	L	Ford Motor Credit Co., LLC, 7.500%, due 08/01/12			102,306
2,500,000		Ford Motor Credit Co., LLC, 8.000%, due 06/01/14			2,582,290
2,500,000		Ford Motor Credit Co., LLC, 8.700%, due 10/01/14			2,607,765
5,000,000		Ford Motor Credit Co., LLC, 12.000%, due 05/15/15			5,793,440
2,500,000	#	Goldman Sachs Group, Inc., 10.550%, due 07/21/10			2,961,169
2,500,000		Host Hotels & Resorts L.P., 6.375%, due 03/15/15			2,462,500
1,500,000	L	Host Hotels & Resorts L.P., 6.750%, due 06/01/16			1,490,625
1,300,000		Host Hotels & Resorts L.P., 6.875%, due 11/01/14			1,303,250
1,000,000	L	Host Hotels & Resorts L.P., 9.000%, due 05/15/17			1,075,000
2,000,000	#	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 7.750%, due 01/15/16			1,955,000
2,000,000	#	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 8.000%, due 01/15/18			1,950,000
700,000	#	International Lease Finance Corp., 8.625%, due 09/15/15			665,000
4,500,000		iStar Financial, Inc., 1.033%, due 10/01/12			3,240,000
5,000,000		iStar Financial, Inc., 8.625%, due 06/01/13			4,100,000
12,500,000		JP Morgan Chase & Co., 7.900%, due 04/29/49			12,926,238
1,100,000	#	LBI Escrow Corp., 8.000%, due 11/01/17			1,135,750
6,000,000	#	Liberty Mutual Group, Inc., 10.750%, due 06/15/58			6,540,000
800,000	#	New Communications Holdings, Inc., 8.250%, due 04/15/17			807,000
900,000	#	New Communications Holdings, Inc., 8.500%, due 04/15/20			906,750
1,000,000	#	Petroplus Finance Ltd., 6.750%, due 05/01/14			875,000
1,500,000	#	Petroplus Finance Ltd., 7.000%, due 05/01/17			1,230,000
1,500,000	#	Petroplus Finance Ltd., 9.375%, due 09/15/19			1,297,500
2,100,000	#	UPC Germany GmbH, 8.125%, due 12/01/17			2,068,500
GBP 1,000,000		Virgin Media, Inc., 7.000%, due 01/15/18			1,473,554
$1,750,000	#, ±	Washington Mutual IV, 9.750%, due 10/29/49			72,188
1,325,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49			1,344,875
6,500,000		Wells Fargo Capital XV, 9.750%, due 09/26/44			6,987,500

					102,592,397

		Health Care:		6.8%
5,000,000		Community Health Systems, Inc., 8.875%, due 07/15/15			5,168,750
1,600,000		DaVita, Inc., 7.250%, due 03/15/15			1,608,000
3,000,000		HCA, Inc., 6.500%, due 02/15/16			2,812,500
3,000,000		HCA, Inc., 7.875%, due 02/15/20			3,101,250
6,500,000		HCA, Inc., 8.500%, due 04/15/19			6,922,500
4,000,000		HCA, Inc., 9.250%, due 11/15/16			4,250,000
4,000,000	&, #	Quintiles Transnational Corp., 9.500%, due 12/30/14			4,030,000
500,000	#	Talecris Biotherapeutics Holdings Corp., 7.750%, due 11/15/16			535,000
4,000,000		Tenet Healthcare Corp., 7.375%, due 02/01/13			4,020,000
2,750,000	#	Tenet Healthcare Corp., 9.000%, due 05/01/15			2,921,875
5,000,000	L	Tenet Healthcare Corp., 9.250%, due 02/01/15			5,187,500
2,750,000	#	Tenet Healthcare Corp., 10.000%, due 05/01/18			3,052,500
3,596,000	&	US Oncology Holdings, Inc., 6.643%, due 03/15/12			3,362,260
3,200,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18			3,088,000

					50,060,135

		Industrials:		2.8%
2,500,000	#	Bombardier, Inc., 7.750%, due 03/15/20			2,606,250
4,900,000	#	Case New Holland, Inc., 7.875%, due 12/01/17			4,961,250
1,000,000	L	Manitowoc Co., Inc., 9.500%, due 02/15/18			1,005,000
2,500,000	#	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, due 03/15/18			2,550,000
2,200,000	#	RBS Global, Inc. / Rexnord LLC, 8.500%, due 05/01/18			2,145,000
1,500,000	L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16			1,571,250
4,000,000		Terex Corp., 8.000%, due 11/15/17			3,720,000
1,750,000	L	United Rentals North America, Inc., 7.750%, due 11/15/13			1,701,875

					20,260,625

		Information Technology:		5.4%
1,000,000	L	Advanced Micro Devices, Inc., 6.000%, due 05/01/15			955,000
1,500,000	#	Advanced Micro Devices, Inc., 8.125%, due 12/15/17			1,500,000
5,854,887		First Data Corp., 3.097%, due 09/24/14			4,942,061
5,250,000	L	First Data Corp., 9.875%, due 09/24/15			4,016,250
5,700,000		First Data Corp., 9.875%, due 09/24/15			4,303,500
1,500,000	L	First Data Corp., 11.250%, due 03/31/16			930,000
6,000,000	L	Freescale Semiconductor, Inc., 8.875%, due 12/15/14			5,505,000
3,000,000	#	Freescale Semiconductor, Inc., 9.250%, due 04/15/18			2,977,500
1,000,000	L	Freescale Semiconductor, Inc., 10.125%, due 12/15/16			805,000
5,000,000	#	Freescale Semiconductor, Inc., 10.125%, due 03/15/18			5,125,000
1,500,000	#	IMS Health, Inc., 12.500%, due 03/01/18			1,721,250
2,050,000	L	Sanmina-SCI Corp., 6.750%, due 03/01/13			2,034,625
1,000,000		Sanmina-SCI Corp., 8.125%, due 03/01/16			990,000
800,000	L	SunGard Data Systems, Inc., 10.250%, due 08/15/15			830,000
2,500,000		SunGard Data Systems, Inc., 10.625%, due 05/15/15			2,684,375

					39,319,561

		Materials:		2.5%
3,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18			2,722,500
2,500,000	L	Huntsman International, LLC, 7.375%, due 01/01/15			2,350,000
1,000,000		Huntsman International, LLC, 7.875%, due 11/15/14			970,000
EUR 3,220,000	#	Ineos Group Holdings PLC, 7.875%, due 02/15/16			2,884,281
$5,000,000	#	JohnsonDiversey, Inc., 8.250%, due 11/15/19			5,175,000
EUR2,500,000		Kerling PLC, 10.625%, due 01/28/17			3,083,882
$300,000		Nalco Co., 8.250%, due 05/15/17			312,000
1,000,000	L	NewPage Corp., 11.375%, due 12/31/14			912,500

					18,410,163

		Telecommunication Services:		1.8%
3,000,000	#, L	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15			3,003,750
2,500,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15			2,490,625
1,500,000	L	Cricket Communications, Inc., 9.375%, due 11/01/14			1,530,000
1,000,000	#	Digicel Group Ltd., 8.875%, due 01/15/15			982,500
2,750,000		UPC Germany GmbH, 8.125%, due 12/01/17			3,346,031
1,500,000		UPC Germany GmbH, 9.625%, due 12/01/19			1,861,793

					13,214,699

		Utilities:		6.0%
1,500,000		AES Corp., 8.000%, due 10/15/17			1,522,500
1,750,000	#	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16			1,798,125
1,500,000	L	Energy Future Holdings, 10.875%, due 11/01/17			1,117,500
17,737,149	&	Energy Future Holdings, 11.250%, due 11/01/17			11,617,829
1,500,000	#	Intergen NV, 9.000%, due 06/30/17			1,500,000
1,600,000		Public Service Co. of New Mexico, 7.950%, due 05/15/18			1,687,702
1,000,000	L	RRI Energy, Inc., 7.625%, due 06/15/14			990,000
4,600,000		RRI Energy, Inc., 7.875%, due 06/15/17			4,370,000
4,465,747		Texas Competitive Electric Holdings Co. LLC, 4.066%, due 10/24/14			3,313,026
701,319		Texas Competitive Electric Holdings Co., LLC, 3.850%, due 10/24/14			520,291
3,120,430		Texas Competitive Electric Holdings Co., LLC, 3.874%, due 10/24/14			2,314,969
64,244		Texas Competitive Electric Holdings Co., LLC, 4.033%, due 10/24/14			47,661
4,000,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15			2,660,000
11,000,000	L	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15			7,315,000
5,281,248	&, L	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16			3,406,405

					44,181,008

		Total Corporate Bonds/Notes (Cost $449,084,669)			445,728,671

MUNICIPAL BONDS:			0.4%
		California:		0.4%
3,000,000		State of California, 7.950%, due 03/01/36			3,154,170

		Total Municipal Bonds (Cost $3,003,529)			3,154,170

		Total Long-Term Investments (Cost $800,872,404)			722,014,972

Shares					Value
SHORT-TERM INVESTMENTS:			8.2%
		Securities Lending Collateralcc:		8.2%
60,246,452		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$60,246,452
262,251	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			209,800

		Total Short-Term Investments (Cost $60,508,703)			60,456,252

		Total Investments in Securities (Cost $861,381,107) *		106.3%	$782,471,224
		Other Assets and Liabilities - Net		(6.3)	(46,118,220)

		Net Assets		100.0%	$736,353,004

	@	Non-income producing security
	&	Payment-in-kind
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	±	Defaulted security
	EUR	EU Euro
	GBP	British Pound

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

ING Franklin Mutual Shares Portfolio	as of June 30, 2010 (Unaudited)

Shares					Value
COMMON STOCK:			83.2%
		Consumer Discretionary:		7.0%
92,003		British Sky Broadcasting PLC			$960,674
46,017	@	DaimlerChrysler AG			2,327,798
521,605	@, I	DaimlerChrysler Escrow			239,938
521,597	@, I	DaimlerChrysler Escrow			239,935
260,833	@, I	DaimlerChrysler Escrow			119,983
49,591		Hillenbrand, Inc.			1,060,751
248,099		Mattel, Inc.			5,249,775
690,084		News Corp. - Class A			8,253,405
33,592		Stanley Black & Decker, Inc.			1,697,068
161,450		Thomas Cook Group PLC			427,338
45,104		Time Warner Cable, Inc.			2,349,016
94,460		Time Warner, Inc.			2,730,839
313,583		Virgin Media, Inc.			5,233,700

					30,890,220

		Consumer Staples:		23.2%
464,181		Altria Group, Inc.			9,302,185
310,766		British American Tobacco PLC			9,862,400
82		British American Tobacco PLC ADR			5,191
33,768		Brown-Forman Corp.			1,932,543
145		Brown-Forman Corp.			8,439
31,319		Carlsberg A/S			2,386,790
49,952		Carrefour S.A.			1,981,476
102,740		Coca-Cola Enterprises, Inc.			2,656,856
404,821		CVS Caremark Corp.			11,869,352
175,638		Dr Pepper Snapple Group, Inc.			6,567,105
105,752		General Mills, Inc.			3,756,311
21,196		Groupe Danone			1,136,324
286,682		Imperial Tobacco Group PLC			8,010,083
822		Japan Tobacco, Inc.			2,557,321
338,111		Kraft Foods, Inc.			9,467,108
252,059		Kroger Co.			4,963,042
20,157		Lorillard, Inc.			1,450,901
167,877		Nestle S.A.			8,094,833
52,015		PepsiCo, Inc.			3,170,314
71,423		Pernod-Ricard S.A.			5,539,949
55,610		Philip Morris International, Inc.			2,549,162
63,927		Reynolds American, Inc.			3,331,875
52,921		Wal-Mart Stores, Inc.			2,543,912

					103,143,472

		Energy:		5.6%
34,600		Baker Hughes, Inc.			1,438,322
321,580		BP PLC			1,539,455
63,611	@	Exterran Holdings, Inc.			1,641,800
199,340		Marathon Oil Corp.			6,197,481
20,911		Noble Energy, Inc.			1,261,561
64,234	@	Pride International, Inc.			1,434,988
189,844		Royal Dutch Shell PLC			4,772,244
49,265		Total S.A.			2,199,136
90,768	@	Transocean Ltd.			4,205,281

					24,690,268

		Financials:		14.0%
81,774		ACE Ltd.			4,209,726
5,865	@	Alleghany Corp.			1,720,205
479,732		Bank of America Corp.			6,893,749
974,744		Barclays PLC			3,890,691
39,766	@	Berkshire Hathaway, Inc.			3,168,953
2	@	Berkshire Hathaway, Inc. - Class A			240,000
31,900	@, #	Bond Street Holdings, LLC			638,000
454,259	@, I	Canary Wharf Group PLC			2,005,003
15,572	@	CIT Group, Inc.			527,268
98,875	@	CNO Financial Group, Inc.			489,431
39,912		Deutsche Boerse AG			2,424,800
53,178	@	Forestar Real Estate Group, Inc.			955,077
20,020		Goldman Sachs Group, Inc.			2,628,025
47,924	@	Guaranty Bancorp			50,799
498,859		Intesa Sanpaolo S.p.A.			1,313,846
189,000		Morgan Stanley			4,386,690
206,703		Old Republic International Corp.			2,507,307
62,680		PNC Financial Services Group, Inc.			3,541,420
36,301	@	St Joe Co/The			840,731
48,137		Travelers Cos., Inc.			2,370,747
191,125	@	UBS AG - Reg			2,531,989
223,690		Wells Fargo & Co.			5,726,464
20,198	@	White Mountains Insurance Group Ltd.			6,548,192
11,352		Zurich Financial Services AG			2,502,135

					62,111,248

		Health Care:		7.9%
13,402		Alcon, Inc.			1,986,042
48,600	@	Amgen, Inc.			2,556,360
396,810	@	Boston Scientific Corp.			2,301,498
63,300	@	Community Health Systems, Inc.			2,140,173
205,820		Eli Lilly & Co.			6,894,970
3,265	@	Kindred Healthcare, Inc.			41,923
80,062		Novartis AG			3,880,055
315,900		Pfizer, Inc.			4,504,734
901,741	@	Tenet Healthcare Corp.			3,913,556
249,510		UnitedHealth Group, Inc.			7,086,084

					35,305,395

		Industrials:		6.2%
50,550		Alstom			2,288,775
645		AP Moller - Maersk A/S - Class B			5,079,902
104,423		Federal Signal Corp.			630,715
73,725	@	Gencorp, Inc.			322,916
22,030		Groupe Eurotunnel S.A.			148,885
781,823		Orkla ASA			4,999,871
115,723	@	Owens Corning, Inc.			3,461,275
65,000		Siemens AG			5,813,595
73,039		TNT NV			1,839,645
83,342		Tyco International Ltd.			2,936,139

					27,521,718

		Information Technology:		7.9%
386,574	@	Dell, Inc.			4,662,082
872,815	@	LSI Logic Corp.			4,014,949
188,074		Maxim Integrated Products			3,146,478
366,079		Microsoft Corp.			8,423,478
584,874	@	Motorola, Inc.			3,813,378
10,370		Nintendo Co., Ltd.			3,044,728
98,732		Tyco Electronics Ltd.			2,505,818
688,342		Xerox Corp.			5,534,270

					35,145,181

		Materials:		4.4%
36,878		Domtar Corp.			1,812,554
220,488		International Paper Co.			4,989,643
39,314		Linde AG			4,133,867
53,357		MeadWestvaco Corp.			1,184,525
211,754		Weyerhaeuser Co.			7,453,741

					19,574,330

		Telecommunication Services:		3.3%
2,004,569		Cable & Wireless Communications PLC			1,729,626
2,004,569		Cable & Wireless Worldwide PLC			2,593,690
253,813		Telefonica S.A.			4,701,818
2,795,023		Vodafone Group PLC			5,759,117

					14,784,251

		Utilities:		3.7%
440,822		Babcock & Brown Infrastructure Group			1,206,243
165,020		E.ON AG			4,437,102
27,946		Entergy Corp.			2,001,493
98,032		Exelon Corp.			3,722,275
58,737		Gaz de France			1,671,106
161,533	@	NRG Energy, Inc.			3,426,115

					16,464,334

		Total Common Stock (Cost $427,377,334)			369,630,417

REAL ESTATE INVESTMENT TRUSTS:			1.1%
		Financials:		1.1%
9,488		Alexander’s, Inc.			2,874,105
872,070		Link Real Estate Investment Trust			2,163,928

		Total Real Estate Investment Trusts (Cost $5,329,755)			5,038,033

PREFERRED STOCK:			0.9%
		Consumer Discretionary:		0.9%
46,407		Volkswagen AG			4,072,252

		Total Preferred Stock (Cost $4,090,570)			4,072,252

RIGHTS:			0.0%
		Consumer Discretionary:		0.0%
715,000	I, X	Northwest Airlines Claim (Pending Reorganization) due 02/20/49			-

		Total Rights (Cost $201,857)			-

Prin	cipal Amount				Value
CORPORATE BONDS/NOTES:			6.0%
		Consumer Discretionary:		0.4%
$784		Charter Communications Operating, LLC, 2.538%, due 03/06/14			$729
203,500	I	DaimlerChrysler Escrow, 12.000%, due 07/31/14			93,610
407,000	I	DaimlerChrysler Escrow, 12.000%, due 07/31/14			187,220
407,000	I	DaimlerChrysler Escrow, 12.000%, due 07/31/14			187,220
179,000	±	Dana Corp., 0.000%, due 04/11/18			-
7,000	±	Dana Corp., 0.000%, due 03/15/28			-
37,000	±	Dana Corp., 0.000%, due 03/01/29			-
29,000	±	Dana Corp., 0.000%, due 03/01/29			-
1,271,000		Six Flags, 9.250%, due 12/31/16			1,267,823

					1,736,602

		Financials:		2.9%
211,871		CIT Group, Inc., 7.000%, due 05/01/13			203,926
317,809		CIT Group, Inc., 7.000%, due 05/01/14			301,124
317,809		CIT Group, Inc., 7.000%, due 05/01/15			294,768
2,120,684		CIT Group, Inc., 7.000%, due 05/01/16			1,945,728
2,119,558		CIT Group, Inc., 7.000%, due 05/01/17			1,918,200
934,795		CIT Group, Inc., 9.500%, due 01/20/12			966,462
434,034		CIT Group, Inc., 13.000%, due 01/20/12			448,737
881,360		Realogy Corp., 2.250%, due 10/10/13			751,360
854,700		Realogy Corp., 2.499%, due 10/10/13			696,581
6,408,639		Realogy Corp., 3.347%, due 10/10/13			5,463,365
193,000		Realogy Corp., 13.500%, due 10/15/17			202,730
1,216,000	±	Tropicana Entertainment, LLC, 9.625%, due 12/15/14			851

					13,193,832

		Information Technology:		1.4%
4,089,000		Avaya, Inc., 2.531%, due 10/26/14			3,508,023
293,412		First Data Corp., 3.285%, due 09/24/14			247,281
2,801,909		First Data Corp., 3.287%, due 09/24/14			2,364,670

					6,119,974

		Materials:		0.2%
895,000		Smurfit Stone Container Enterprises, Inc. Exit Term Loan B, 0.000%, due 02/22/16			895,000

					895,000

		Telecommunication Services:		0.1%
333,093		Charter Communications, 7.250%, due 03/06/14			334,915

					334,915

		Utilities:		1.0%
81,712		Boston Generating, LLC, 2.777%, due 12/20/13			69,017
379,325		Boston Generating, LLC, 2.788%, due 12/20/13			320,395
97,000	I, X	Calpine Corp., 0.000%, due 01/00/00			-
33,000	I, X	Calpine Corp., 0.000%, due 01/00/00			-
49,000	I, X	Calpine Corp., 0.000%, due 01/00/00			-
3,040,436		Texas Competitive Electric Holdings Co., LLC, 3.527%, due 10/10/14			2,255,462
2,102,314		Texas Competitive Electric Holdings Co., LLC, 3.845%, due 10/10/14			1,545,577
324,756		Texas Competitive Electric Holdings Co., LLC, 4.027%, due 10/10/14			240,928

					4,431,379

		Total Corporate Bonds/Notes (Cost $27,313,657)			26,711,702

		Total Long-Term Investments (Cost $464,313,173)			405,452,404

SHORT-TERM INVESTMENTS:			6.1%
		U.S. Government Agency Obligations:		0.7%
3,000,000	Z	Federal Home Loan Bank, 0.009%, due 07/01/10			3,000,000

		Total U.S. Government Agency Obligations (Cost $3,000,000)			3,000,000

		U.S. Treasury Bills:		5.4%
5,000,000		0.030%, due 07/08/10			4,999,893
1,000,000		0.040%, due 07/15/10			999,944
3,000,000		0.100%, due 08/26/10			2,999,540
2,000,000		0.110%, due 08/05/10			1,999,778
3,000,000		0.130%, due 07/29/10			2,999,678
5,000,000		0.140%, due 09/09/10			4,998,590
5,000,000		0.140%, due 09/16/10			4,998,449

		Total U.S. Treasury Bills (Cost $23,994,238)			23,995,872

		Total Short-Term Investments (Cost $26,994,238)			26,995,872

		Total Investments in Securities (Cost $491,307,411) *	97.3%		$432,448,276
		Other Assets and Liabilities - Net	2.7		11,829,394

		Net Assets	100.0%		$444,277,670

	@	Non-income producing security
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	I	Illiquid security
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of June 30, 2010 (Unaudited)

Shares					Value
COMMON STOCK:			91.6%
		Consumer Discretionary:		15.9%
12,675	@	Aeropostale, Inc.			$363,012
15,975	@	AH Belo Corp.			106,074
24,300		American Greetings Corp.			455,868
35,200	@	Asbury Automotive Group, Inc.			371,008
33,700	@, L	Belo Corp.			191,753
25,000		Big 5 Sporting Goods Corp.			328,500
85,740		Brinker International, Inc.			1,239,800
9,150		Brown Shoe Co., Inc.			138,897
67,580		Brunswick Corp.			840,019
28,500	@, L	Cabela’s, Inc.			402,990
23,700	@, L	Carmike Cinemas, Inc.			143,622
8,800	@	CEC Entertainment, Inc.			310,288
98,100		Chico’s FAS, Inc.			969,228
82,950		Cinemark Holdings, Inc.			1,090,793
24,200	@	Collective Brands, Inc.			382,360
36,300		Cooper Tire & Rubber Co.			707,850
5,200	@, L	Corinthian Colleges, Inc.			51,220
32,700		Cracker Barrel Old Country Store			1,522,512
174		CSS Industries, Inc.			2,871
6,600	@	Deckers Outdoor Corp.			942,942
72,070	@	Dick’s Sporting Goods, Inc.			1,793,822
25,400		Dillard’s, Inc.			546,100
7,800	@, L	DineEquity, Inc.			217,776
53,600	@	Domino’s Pizza, Inc.			605,680
12,100	@	Einstein Noah Restaurant Group, Inc.			130,559
18,700	@	Entercom Communications Corp.			164,934
11,000	@	Express, Inc.			180,070
28,800		Finish Line			401,184
19,000	@	G-III Apparel Group Ltd.			434,910
11,000	@	Gymboree Corp.			469,810
11,600	@	Helen of Troy Ltd.			255,896
9,700		Hooker Furniture Corp.			103,402
10,500	L	HOT Topic, Inc.			53,340
25,400	@	HSN, Inc.			609,600
90,310	@	Iconix Brand Group, Inc.			1,297,755
4,400	@, L	Isle of Capri Casinos, Inc.			40,744
31,400	@, L	Jakks Pacific, Inc.			451,532
139,811		Jarden Corp.			3,756,710
46,500		Jones Apparel Group, Inc.			737,025
13,400	@, L	JoS. A Bank Clothiers, Inc.			723,466
70,100	@	Journal Communications, Inc.			278,297
23,500	@	Kirkland’s, Inc.			396,563
6,600	@	Knology, Inc.			72,138
16,200	@	La-Z-Boy, Inc.			120,366
29,750	@, L	Life Time Fitness, Inc.			945,753
55,175	@, L	Lin TV Corp.			298,497
3,300	@	Lincoln Educational Services Corp.			67,947
7,500	L	Lithia Motors, Inc.			46,350
52,700	@, S	Maidenform Brands, Inc.			1,072,972
70,000	@	Mediacom Communications Corp.			470,400
99,500	@, L	Monarch Casino & Resort, Inc.			1,007,935
32,801	@	Morningstar, Inc.			1,394,699
71,470	L	Nutri/System, Inc.			1,639,522
32,275	@	OfficeMax, Inc.			421,512
29,800		Oxford Industries, Inc.			623,714
119,090	@	Papa John’s International, Inc.			2,753,361
81,280	@	Penn National Gaming, Inc.			1,877,568
47,200	@	Perry Ellis International, Inc.			953,440
44,623	L	PetMed Express, Inc.			794,289
62,650		Pool Corp.			1,373,288
15,700	@	RC2 Corp.			252,927
40,600	@	Rent-A-Center, Inc.			822,556
47,700	@	Ruby Tuesday, Inc.			405,450
61,508	@	Ruth’s Chris Steak House			257,103
36,973	@, L	Saks, Inc.			280,625
130,180	@	Shuffle Master, Inc.			1,042,742
61,200	@, L	Sinclair Broadcast Group, Inc.			356,796
76,100	@, L	Smith & Wesson Holding Corp.			311,249
24,300	@	Sonic Automotive, Inc.			208,008
18,300	L	Spartan Motors, Inc.			76,860
31,200		Standard Motor Products, Inc.			251,784
8,500	@	Steven Madden Ltd.			267,920
5,800		Sturm Ruger & Co., Inc.			83,114
39,100	@, S	Tempur-Pedic International, Inc.			1,202,325
5,400	@	Tesla Motors, Inc.			128,682
10,300		Unifirst Corp.			453,406
15,100	@	Valassis Communications, Inc.			478,972
17,300	@	Vitamin Shoppe, Inc.			443,745
77,870		Williams-Sonoma, Inc.			1,932,733
20,500	@, L	Zale Corp.			32,390

					49,433,920

		Consumer Staples:		4.2%
7,800	@	American Italian Pasta Co.			412,386
20,100		Andersons, Inc.			655,059
135,070		B&G Foods, Inc.			1,456,055
18,000	@, L	Cellu Tissue Holdings, Inc.			139,860
47,100	@	Central Garden & Pet Co.			422,487
97,200	@, S	Chiquita Brands International, Inc.			1,180,980
153,210	@, L	Dole Food Co., Inc.			1,597,980
53,580	@	Hansen Natural Corp.			2,095,514
34,690		J&J Snack Foods Corp.			1,460,449
3,400		Nash Finch Co.			116,144
8,800	@, L	Pantry, Inc.			124,168
22,500	@	Prestige Brands Holdings, Inc.			159,300
164,340	@, L	Reddy Ice Holdings, Inc.			530,818
5,400		Sanderson Farms, Inc.			273,996
26,400		Spartan Stores, Inc.			362,208
3,500	@	TreeHouse Foods, Inc.			159,810
182,868	@, L	Winn-Dixie Stores, Inc.			1,762,848

					12,910,062

		Energy:		4.6%
1,800		Apco Oil and Gas International, Inc.			42,318
77,935	@, L	Approach Resources, Inc.			536,193
24,000	@	Cal Dive International, Inc.			140,400
51,900	@	Callon Petroleum Co.			326,970
13,500	@, L	Clayton Williams Energy, Inc.			568,620
68,000		EXCO Resources, Inc.			993,480
83,233	@, L	Exterran Holdings, Inc.			2,148,244
2,100	@, L	FX Energy, Inc.			7,602
7,900	@	Georesources, Inc.			110,047
17,600	@	Global Geophysical Services, Inc.			122,672
28,700	@	Gulfmark Offshore, Inc.			751,940
54,000	@	Gulfport Energy Corp.			640,440
25,700	@	ION Geophysical Corp.			89,436
16,100	@	Knightsbridge Tankers Ltd.			283,199
10,200		Lufkin Industries, Inc.			397,698
6,100	@	Matrix Service Co.			56,791
45,300	@	McMoRan Exploration Co.			503,283
27,100	@	Newpark Resources			163,955
2,200	@	OYO Geospace Corp.			106,656
19,800	@	Parker Drilling Co.			78,210
122,420		Patterson-UTI Energy, Inc.			1,575,545
7,100		Penn Virginia Corp.			142,781
98,290	@, L	Resolute Energy Corp.			1,203,070
6,100	@	T-3 Energy Services, Inc.			170,190
50,390		Tidewater, Inc.			1,951,101
33,700	@	Vaalco Energy, Inc.			188,720
38,100	@	Warren Resources, Inc.			110,490
19,400	@, L	Western Refining, Inc.			97,582
31,800		World Fuel Services Corp.			824,892

					14,332,525

		Financials:		16.0%
21,700	@	1st United Bancorp, Inc.			159,712
11,400		Advance America Cash Advance Centers, Inc.			47,082
1,000	L	Alliance Financial Corp.			27,800
126,900		American Equity Investment Life Holding Co.			1,309,608
47,624		American Physicians Capital, Inc.			1,469,200
4,400	@	American Safety Insurance Holdings Ltd.			69,168
22,200		Aspen Insurance Holdings Ltd.			549,228
141,440	L	Associated Banc-Corp.			1,734,054
10,700		Banco Latinoamericano de Exportaciones S.A.			133,643
1,900	@, L	Bancorp, Inc.			14,877
83,950		BGC Partners, Inc.			428,985
116,305		Calamos Asset Management, Inc.			1,079,310
43,700	S	Cash America International, Inc.			1,497,599
23,500		Cathay General Bancorp.			242,755
11,300	L	City Holding Co.			315,044
4,200		Columbia Banking System, Inc.			76,692
15,800		Community Bank System, Inc.			348,074
4,770	L	Community Trust Bancorp., Inc.			119,727
2,775		Compass Diversified Trust			37,213
2,259	@, L	CompuCredit Holdings Corp.			8,946
14,600		CVB Financial Corp.			138,700
23,200		Delphi Financial Group			566,312
9,500		Dime Community Bancshares			117,135
37,728	@	Dollar Financial Corp.			746,637
11,300		East-West Bancorp., Inc.			172,325
85,434	@, L	eHealth, Inc.			971,385
19,800	@	Encore Capital Group, Inc.			408,078
46,768		Epoch Holding Corp.			573,843
6,600	@, L	Financial Engines, Inc.			89,760
4,400	L	Financial Institutions, Inc.			78,144
5,200		First Bancorp.			75,348
17,300	L	First Community Bancshares, Inc.			254,137
153,352		First Financial Bancorp.			2,292,612
11,200		First Interstate Bancsystem, Inc.			176,176
13,200	L	First Merchants Corp.			111,936
170,067		First Niagara Financial Group, Inc.			2,130,940
18,900		Flagstone Reinsurance Holdings SA			204,498
43,900	L	FNB Corp.			352,517
8,811		Gladstone Capital Corp.			95,247
20,700		Greenhill & Co., Inc.			1,265,391
4,600	@	Hallmark Financial Services, Inc.			45,770
160,510	@	HFF, Inc.			1,134,806
5,200		Horace Mann Educators Corp.			79,560
4,270	L	Hudson Valley Holding Corp.			98,722
61,319		IBERIABANK Corp.			3,156,702
11,330		International Bancshares Corp.			189,098
41,860	L	JMP Group, Inc.			259,113
67,626	@, L	KBW, Inc.			1,449,901
34,900	@	Knight Capital Group, Inc.			481,271
7,100	L	Lakeland Bancorp, Inc.			60,492
6,200		Lakeland Financial Corp.			123,876
7,900	L	MainSource Financial Group, Inc.			56,643
4,000	@	Marlin Business Services Corp.			48,360
40,400		MCG Capital Corp.			195,132
33,600	L	Meadowbrook Insurance Group, Inc.			289,968
600		Merchants Bancshares, Inc.			13,332
77,300	@	MPG Office Trust, Inc.			226,489
40,000	@, L	Nara Bancorp., Inc.			337,200
2,800	L	National Bankshares, Inc.			67,844
41,700	@	National Financial Partners Corp.			407,409
16,300	L	National Penn Bancshares, Inc.			97,963
6,200		NBT Bancorp., Inc.			126,604
22,500		Nelnet, Inc.			433,800
8,800	L	OceanFirst Financial Corp.			106,216
61,100	@	Ocwen Financial Corp.			622,609
3,200		Oppenheimer Holdings, Inc.			76,640
164,490	@	OptionsXpress Holdings, Inc.			2,589,073
3,000	L	Park National Corp.			195,120
21,400	@, L	Penson Worldwide, Inc.			120,696
6,300		Peoples Bancorp., Inc.			91,350
41,500	@	PHH Corp.			790,160
7,800		Platinum Underwriters Holdings Ltd.			283,062
49,700	@	PMA Capital Corp.			325,535
7,500	@, L	Portfolio Recovery Associates, Inc.			500,850
6,900	@, L	Primerica, Inc.			147,936
70,430	@	ProAssurance Corp.			3,997,607
18,550		Prospect Capital Corp.			179,008
7,200		Prosperity Bancshares, Inc.			250,200
7,300		Pzena Investment Management, Inc.			46,501
32,000		Radian Group, Inc.			231,680
2,100	L	Renasant Corp.			30,135
3,557	L	Republic Bancorp., Inc.			79,677
23,170		RLI Corp.			1,216,657
8,500		Safety Insurance Group, Inc.			314,670
10,000	@	Santander Bancorp.			126,400
15,900		Selective Insurance Group			236,274
5,400	L	Sierra Bancorp.			62,100
6,651	L	Southside Bancshares, Inc.			130,626
6,600		Southwest Bancorp., Inc.			87,714
47,350	L	Sterling Bancshares, Inc.			223,019
41,100		Susquehanna Bancshares, Inc.			342,363
6,500	@	SVB Financial Group			267,995
14,100		SWS Group, Inc.			133,950
11,300		Symetra Financial Corp.			135,600
19,800		Trustco Bank Corp.			110,880
148,232		Umpqua Holdings Corp.			1,701,703
8,000	L	WesBanco, Inc.			134,800
4,000	@, L	West Bancorporation, Inc.			27,240
15,900		Westamerica Bancorp.			835,068
116,433	@, L	Western Alliance Bancorp.			834,825
55,083		Westfield Financial, Inc.			458,841
12,300		Wilshire Bancorp., Inc.			107,625
30,900	@, L	World Acceptance, Corp.			1,183,779
8,275		WSFS Financial Corp.			297,321

					49,503,398

		Health Care:		11.3%
16,700	@, L	Affymax, Inc.			99,866
34,600	@	Allied Healthcare International, Inc.			80,272
39,600	@	American Medical Systems Holdings, Inc.			875,952
66,100	@	Anadys Pharmaceuticals, Inc.			126,912
17,000	@, L	Ardea Biosciences, Inc.			349,520
72,900	@, L	Ariad Pharmaceuticals, Inc.			205,578
29,625	@	BioCryst Pharmaceuticals, Inc.			175,084
45,600	@, L	Biodel, Inc.			172,368
34,101	@, L	Cadence Pharmaceuticals, Inc.			239,048
42,100		Cantel Medical Corp.			703,070
8,900	@	Cardiome Pharma Corp.			72,535
47,800	@, L	CardioNet, Inc.			261,944
20,720	@	Catalyst Health Solutions, Inc.			714,840
27,900	@	Centene Corp.			599,850
9,400	@, L	Chelsea Therapeutics International, Inc.			27,542
56,200	@	Continucare Corp.			188,270
112,150	@	Coventry Health Care, Inc.			1,982,812
91,590	@, L	Cumberland Pharmaceuticals, Inc.			588,008
53,200	@, L	Cytokinetics, Inc.			126,084
14,600	@, L	DynaVox, Inc.			233,746
6,600	@	Emergency Medical Services Corp.			323,598
17,500	@, L	Enzo Biochem, Inc.			71,225
15,600	@	eResearch Technology, Inc.			122,928
19,900	@, L	GenMark Diagnostics, Inc.			87,958
6,100	@	Genoptix, Inc.			104,920
23,400	@	Gentiva Health Services, Inc.			632,034
23,400	@, L	Hanger Orthopedic Group, Inc.			420,264
23,600	@	Healthsouth Corp.			441,556
39,600	@	Healthspring, Inc.			614,196
73,500	@, L	Idenix Pharmaceuticals, Inc.			367,500
2,700	@, L	Idera Pharmaceuticals, Inc.			9,720
30,570	@, L	Idexx Laboratories, Inc.			1,861,713
32,000	@	Immucor, Inc.			609,600
28,700	@, L	Immunomedics, Inc.			88,683
25,800	@	Impax Laboratories, Inc.			491,748
31,500	@, L	Incyte Corp.			348,705
7,100	@, L	Integra LifeSciences Holdings Corp.			262,700
5,200	@	inVentiv Health, Inc.			133,120
22,400	@	Isis Pharmaceuticals, Inc.			214,368
56,000	@, S	Javelin Pharmaceuticals, Inc.			123,200
33,700	@	Kendle International, Inc.			388,224
67,700	@, L	MannKind Corp.			432,603
15,800	@	MAP Pharmaceuticals, Inc.			207,296
1,675	@, L	Medidata Solutions, Inc.			25,946
51,800	@	Medivation, Inc.			457,912
51,200	@, L	MELA Sciences, Inc.			380,928
73,541	@	Metropolitan Health Networks, Inc.			274,308
24,000	@	Micrus Endovascular Corp.			498,960
35,200	@, L	Molecular Insight Pharmaceuticals, Inc.			58,080
43,230	@	MWI Veterinary Supply, Inc.			2,172,740
86,610	@	Myriad Genetics, Inc.			1,294,820
4,200	@	Nighthawk Radiology Holdings, Inc.			10,878
7,000	@	Odyssey HealthCare, Inc.			187,040
106,020	@	Omnicell, Inc.			1,239,374
11,600	@	Orthofix International NV			371,780
23,850		Owens & Minor, Inc.			676,863
14,000	@	Par Pharmaceutical Cos., Inc.			363,440
14,200	@, L	Pharmasset, Inc.			388,228
108,583	@, L	PharMerica Corp.			1,591,827
50,400	@, L	Protalix BioTherapeutics, Inc.			307,944
12,000	@	Providence Service Corp.			168,000
143,080	@	PSS World Medical, Inc.			3,026,142
9,300	@	Psychiatric Solutions, Inc.			304,296
19,975	@	Regeneron Pharmaceuticals, Inc.			445,842
8,400	@	RehabCare Group, Inc.			182,952
13,800	@	Salix Pharmaceuticals Ltd.			538,614
32,300	@	Savient Pharmaceuticals, Inc.			406,980
21,300	@	Seattle Genetics, Inc.			255,387
10,600	@	Sirona Dental Systems, Inc.			369,304
27,500		Steris Corp.			854,700
56,400	@	Sunrise Senior Living, Inc.			156,792
32,100	@	Team Health Holdings, Inc.			414,732
20,300	@	Tengion, Inc.			74,298
9,000	@	Thoratec Corp.			384,570
21,700	@, L	Triple-S Management Corp.			402,535
4,900	@, L	US Physical Therapy, Inc.			82,712
7,600	@	Vital Images, Inc.			96,900
6,800	@	WellCare Health Plans, Inc.			161,432
12,300	@, L	Xenoport, Inc.			120,663

					34,929,079

		Industrials:		14.7%
229,470	@	ACCO Brands Corp.			1,145,055
18,500		Acuity Brands, Inc.			673,030
28,500	@	Aircastle Ltd.			223,725
4,500	@	Alaska Air Group, Inc.			202,275
6,300		AO Smith Corp.			303,597
45,975	S	Applied Industrial Technologies, Inc.			1,164,087
16,200	@	ATC Technology Corp.			261,144
24,825	@	Atlas Air Worldwide Holdings, Inc.			1,179,188
21,700	@	Avis Budget Group, Inc.			213,094
17,300		Barnes Group, Inc.			283,547
9,700	@	Beacon Roofing Supply, Inc.			174,794
85,700	@	Cenveo, Inc.			469,636
6,500	@	Ceradyne, Inc.			138,905
4,900	@	Chart Industries, Inc.			76,342
18,700		CIRCOR International, Inc.			478,346
21,300	@	Columbus McKinnon Corp.			297,561
144,650		Comfort Systems USA, Inc.			1,397,319
37,760	@	CoStar Group, Inc.			1,465,088
3,900		Curtiss-Wright Corp.			113,256
67,800	S	Deluxe Corp.			1,271,250
4,400	@, L	Dollar Thrifty Automotive Group			187,484
94,100	@	Douglas Dynamics, Inc.			1,082,150
39,300	@	DynCorp International, Inc.			688,536
33,000	@	EMCOR Group, Inc.			764,610
21,400	@	EnerSys			457,318
9,100	L	Ennis, Inc.			136,591
37,200	@, S	EnPro Industries, Inc.			1,047,180
16,700	@	Esterline Technologies Corp.			792,415
52,200	@, L	Force Protection, Inc.			214,020
42,947	L	Forward Air Corp.			1,170,306
128,900	@, L	Gencorp, Inc.			564,582
3,325	@	Gibraltar Industries, Inc.			33,583
5,800	@	GP Strategies Corp.			42,108
69,900	@	GrafTech International Ltd.			1,021,938
146,400	@, L	Hawaiian Holdings, Inc.			756,888
4,850		Heico Corp.			174,212
158,367		Herman Miller, Inc.			2,988,385
2,700		HNI, Corp.			74,493
83,600	L	Horizon Lines, Inc.			353,628
16,100	@	HUB Group, Inc.			483,161
15,800		Insteel Industries, Inc.			183,596
12,000	@	Interline Brands, Inc.			207,480
98,730	@	KAR Holdings, Inc.			1,221,290
50,110		Kaydon Corp.			1,646,615
35,300		Knoll, Inc.			469,137
18,570		Landstar System, Inc.			724,044
6,000	@	LMI Aerospace, Inc.			94,620
22,600	@, L	Mastec, Inc.			212,440
13,300	@	Metalico, Inc.			52,934
1,700	@, L	Michael Baker Corp.			59,330
4,100	@	Middleby Corp.			218,079
77,370	@	NCI Building Systems, Inc.			647,587
6,500	@	Polypore International, Inc.			147,810
23,700	@	Quality Distribution, Inc.			122,529
16,650		Quanex Building Products Corp.			287,879
65,441	@	RBC Bearings, Inc.			1,897,135
26,400	S	Regal-Beloit Corp.			1,472,592
48,300	@, L	Republic Airways Holdings, Inc.			295,113
26,300	@	SFN Group, Inc.			143,598
16,300		Skywest, Inc.			199,186
45,400		Standard Register Co.			142,556
2,900		Standex International Corp.			73,515
49,630	@	Terex Corp.			930,066
53,760	@	TransDigm Group, Inc.			2,743,373
2,600	@, L	Trex Co., Inc.			52,234
12,400	@	Trimas Corp.			140,244
8,925		Triumph Group, Inc.			594,673
31,900	@	Tutor Perini Corp.			525,712
31,400	@, L	UAL Corp.			645,584
6,000	@	United Stationers, Inc.			326,820
29,200	S	Wabtec Corp.			1,164,788
89,720	@	Waste Connections, Inc.			3,130,331
3,400		Watts Water Technologies, Inc.			97,444

					45,435,161

		Information Technology:		13.7%
21,623	@, L	Actuate Corp.			96,222
12,400	@	ADC Telecommunications, Inc.			91,884
9,300	@	Alpha & Omega Semiconductor Ltd.			128,433
73,100	@	Amkor Technology, Inc.			402,781
7,100	@	Ancestry.com, Inc.			125,102
41,740	@	Anixter International, Inc.			1,778,124
6,100	@	Applied Micro Circuits Corp.			63,928
25,950	@	Archipelago Learning, Inc.			296,609
6,400	@	Ariba, Inc.			101,952
63,620	@	Arris Group, Inc.			648,288
7,200	@	Art Technology Group, Inc.			24,624
145,271	@	Aspen Technology, Inc.			1,582,001
17,050	@	Benchmark Electronics, Inc.			270,243
18,900		Black Box Corp.			527,121
45,950	@, L	Blackboard, Inc.			1,715,314
8,000	@	Blue Coat Systems, Inc.			163,440
26,500	@	Brightpoint, Inc.			185,500
25,900	@, L	BroadSoft, Inc.			221,445
10,800	@	CACI International, Inc.			458,784
1,800	@, L	Calix, Inc.			18,468
7,400	@	Checkpoint Systems, Inc.			128,464
49,900	@	Ciber, Inc.			138,223
62,800	@, L	Cirrus Logic, Inc.			992,868
10,700	@	Comtech Telecommunications			320,251
10,200	@	CSG Systems International			186,966
9,133	@	Cybersource Corp.			233,165
10,600		DDi Corp.			79,818
186,236	@	Deltek, Inc.			1,553,208
67,970	@, L	DemandTec, Inc.			458,798
286,461	@, L	Dice Holdings, Inc.			1,982,310
1,800	@	DSP Group, Inc.			11,502
6,200	@	Dynamics Research Corp.			62,682
20,800		Earthlink, Inc.			165,568
4,330	@	Entegris, Inc.			17,190
14,300	@, L	Epicor Software Corp.			114,257
25	@	FEI Co.			493
10,700	@	Gartner, Inc.			248,775
4,300	@, L	GT Solar International, Inc.			24,080
4,300		iGate Corp.			55,126
9,900	@	Imation Corp.			90,981
14,200	@	Insight Enterprises, Inc.			186,872
16,700	@	Integrated Silicon Solution, Inc.			125,918
10,375	@	InterDigital, Inc.			256,159
73,588	@, S	JDA Software Group, Inc.			1,617,464
29,800	@	Kulicke & Soffa Industries, Inc.			209,196
36,550	@	Lattice Semiconductor Corp.			158,627
17,200	@	Lionbridge Technologies			78,604
46,036	@, L	Liquidity Services, Inc.			596,627
6,200	@	Mantech International Corp.			263,934
2,900		MAXIMUS, Inc.			167,823
6,600	@	MaxLinear, Inc.			92,268
2,000	@	Measurement Specialties, Inc.			27,300
8,500	@	Mercury Computer Systems, Inc.			99,705
12,200	@, L	Meru Networks, Inc.			144,692
23,000	L	Micrel, Inc.			234,140
58,500	@	Micros Systems, Inc.			1,864,395
22,300	@	MIPS Technologies, Inc.			113,953
7,900	@	MKS Instruments, Inc.			147,888
97,395	@	Monotype Imaging Holdings, Inc.			877,529
12,500	@	Ness Technologies, Inc.			53,875
1,800	@, L	Net 1 UEPS Technologies, Inc.			24,138
9,000	@	Netgear, Inc.			160,560
10,100	@	Netscout Systems, Inc.			143,622
96,597	@, L	NetSuite, Inc.			1,220,986
51,110	@	Nuance Communications, Inc.			764,095
1,000	@	Oplink Communications, Inc.			14,330
2,100		Opnet Technologies, Inc.			30,849
30,360	@	Parametric Technology Corp.			475,741
11,900	@	Perficient, Inc.			106,029
14,200	@, L	Photronics, Inc.			64,184
13,400		Plantronics, Inc.			383,240
12,700	@	Plexus Corp.			339,598
82,800	@	PMC - Sierra, Inc.			622,656
11,800	@	Polycom, Inc.			351,522
11,100	@	Progress Software Corp.			333,333
165,500	@	Quantum Corp.			311,140
15,600	@	Quest Software, Inc.			281,424
3,400	@, L	QuinStreet, Inc.			39,134
25,295	@	Radisys Corp.			240,808
178,300	@	RF Micro Devices, Inc.			697,153
4,700	@	Rovi Corp.			178,177
5,700	@, L	Sigma Designs, Inc.			57,057
109,900	@, S	Skyworks Solutions, Inc.			1,845,221
4,700	@	Smart Modular Technologies, Inc.			27,495
12,500	@	Smith Micro Software, Inc.			118,875
32,010	@, L	SolarWinds, Inc.			513,440
62,850		Solera Holdings, Inc.			2,275,170
7,700	@, L	Spectrum Control, Inc.			107,646
4,000	@	SPS Commerce, Inc.			46,480
3,300	@	SS&C Technologies Holdings, Inc.			52,899
32,270	@	Standard Microsystems Corp.			751,246
55,802	@	SuccessFactors, Inc.			1,160,124
18,600	@	Sybase, Inc.			1,202,676
25,800	@	Symmetricom, Inc.			131,322
9,100	@, L	Synaptics, Inc.			250,250
17,600	@	SYNNEX Corp.			450,912
14,000	@	Tekelec			185,360
7,200	@	TeleTech Holdings, Inc.			92,808
59,500	@	THQ, Inc.			257,040
7,800	@	TIBCO Software, Inc.			94,068
18,300	@, L	Tivo, Inc.			135,054
84,966	@, L	Travelzoo, Inc.			1,051,879
18,300	@	Triquint Semiconductor, Inc.			111,813
22,800	@	TTM Technologies, Inc.			216,600
10,220	@	Unisys Corp.			188,968
59,453		United Online, Inc.			342,449
15,600	@	Verifone Holdings, Inc.			295,308
24,250	@, L	Vocus, Inc.			370,540
11,900	@	Wright Express Corp.			353,430

					42,550,806

		Materials:		6.3%
66,270		Aptargroup, Inc.			2,506,331
28,700	@, L	Boise, Inc.			157,563
43,200	@	Buckeye Technologies, Inc.			429,840
900	@	Clearwater Paper Corp.			49,284
42,690		Commercial Metals Co.			564,362
18,670		Compass Minerals International, Inc.			1,312,128
77,320	@	Crown Holdings, Inc.			1,936,093
53,900	@	Graham Packaging Co., Inc.			645,183
16,300		HB Fuller Co.			309,537
19,400	@, L	Hecla Mining Co.			101,268
17,500		Innophos Holdings, Inc.			456,400
19,400		Koppers Holdings, Inc.			436,112
16,600	@	Metals USA Holdings Corp.			248,170
22,300		Myers Industries, Inc.			180,407
85,700	@	Omnova Solutions, Inc.			669,317
75,700	@	PolyOne Corp.			637,394
21,000	S	Rock-Tenn Co.			1,043,070
12,500		Schweitzer-Mauduit International, Inc.			630,625
39,600		Scotts Miracle-Gro Co.			1,758,636
148,720		Silgan Holdings, Inc.			4,220,674
9,000	@	Solutia, Inc.			117,900
45,600	@	Spartech Corp.			467,400
45,750		Worthington Industries			588,345
7,100	@	WR Grace & Co.			149,384

					19,615,423

		Telecommunication Services:		2.0%
4,300		Atlantic Tele-Network, Inc.			177,590
99,200	@	Cbeyond, Inc.			1,240,000
148,200	@	Cincinnati Bell, Inc.			446,082
35,900		Consolidated Communications Holdings, Inc.			610,659
26,097	@	Neutral Tandem, Inc.			293,591
148,720		NTELOS Holdings Corp.			2,557,984
71,900	@	Premier Global Services, Inc.			455,846
28,200	@	Syniverse Holdings, Inc.			576,690

					6,358,442

		Utilities:		2.9%
7,100		Avista Corp.			138,663
5,500		Central Vermont Public Service Corp.			108,570
3,200		Chesapeake Utilities Corp.			100,480
5,200	@	Consolidated Water Co., Ltd.			59,176
33,600	@	El Paso Electric Co.			650,160
22,500		Idacorp, Inc.			748,575
5,200	L	MGE Energy, Inc.			187,408
16,750		New Jersey Resources Corp.			589,600
1,725		Nicor, Inc.			69,863
46,970		Northwest Natural Gas Co.			2,046,483
81,020		NorthWestern Corp.			2,122,724
27,300		Portland General Electric Co.			500,409
9,500		Southwest Gas Corp.			280,250
8,200		Unisource Energy Corp.			247,476
40,200		Westar Energy, Inc.			868,722
7,900		WGL Holdings, Inc.			268,837

					8,987,396

		Total Common Stock (Cost $296,083,587)			284,056,212

REAL ESTATE INVESTMENT TRUSTS:			5.6%
		Financials:		5.6%
13,277		American Campus Communities, Inc.			362,329
30,300		Anworth Mortgage Asset Corp.			215,736
10,600	@, L	Ashford Hospitality Trust, Inc.			77,698
30,100		Associated Estates Realty Corp.			389,795
29,600		BioMed Realty Trust, Inc.			476,264
14,400		Capital Lease Funding, Inc.			66,384
13,500		Capstead Mortgage Corp.			149,310
43,700		CBL & Associates Properties, Inc.			543,628
10,015		Colonial Properties Trust			145,518
73,425		DCT Industrial Trust, Inc.			331,881
28,725		Developers Diversified Realty Corp.			284,378
53,120	L	EastGroup Properties, Inc.			1,890,010
17,200	L	Education Realty Trust, Inc.			103,716
3,000		Equity Lifestyle Properties, Inc.			144,690
33,300	@	FelCor Lodging Trust, Inc.			166,167
44,175	@	First Industrial Realty Trust, Inc.			212,924
36,061	L	Franklin Street Properties Corp.			425,880
26,000		Glimcher Realty Trust			155,480
50,000		Hersha Hospitality Trust			226,000
4,700		Home Properties, Inc.			211,829
18,600		LaSalle Hotel Properties			382,602
156,499		Lexington Realty Trust			940,559
108,300		MFA Mortgage Investments, Inc.			801,420
48,300		Mid-America Apartment Communities, Inc.			2,486,001
4,400		Mission West Properties			30,008
125,670	L	National Retail Properties, Inc.			2,694,365
23,700		Omega Healthcare Investors, Inc.			472,341
9,600		Parkway Properties, Inc.			139,872
46,600		Pennsylvania Real Estate Investment Trust			569,452
7,100		PS Business Parks, Inc.			396,038
6,400	@, L	RAIT Investment Trust			11,968
8,400		Ramco-Gershenson Properties			84,840
23,300		Redwood Trust, Inc.			341,112
41,400		Senior Housing Properties Trust			832,554
75,600	@	Strategic Hotel Capital, Inc.			331,884
4,400		Sun Communities, Inc.			114,224

		Total Real Estate Investment Trusts (Cost $18,561,776)			17,208,857

Principal Amount					Value
U.S. TREASURY OBLIGATIONS:			0.2%
		U.S. Treasury Notes:		0.2%
$600,000		1.250%, due 11/30/10			$602,672

		Total U.S. Treasury Obligations (Cost $602,402)			602,672

		Total Long-Term Investments (Cost $315,247,765)			301,867,741

Shares					Value
SHORT-TERM INVESTMENTS:			10.8%
		Affiliated Mutual Fund:		3.6%
11,202,232		ING Institutional Prime Money Market Fund - Class I			$11,202,232

		Total Mutual Fund (Cost $11,202,232)			11,202,232

Principal Amount					Value
		Securities Lending Collateralcc:		7.2%
$21,455,606		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$21,455,606
1,121,269	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			897,015

		Total Securities Lending Collateral (Cost $22,576,875)			22,352,621

		Total Short-Term Investments (Cost $33,779,107)			33,554,853

		Total Investments in Securities (Cost $349,026,872)*	108.2%		$335,422,594
		Other Assets and Liabilities - Net	(8.2)		(25,410,546)

		Net Assets	100.0%		$310,012,048

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of June 30, 2010 (Unaudited)

Prin	cipal Amount				Value
CORPORATE BONDS/NOTES:			53.4%
		Consumer Discretionary:		3.5%
$109,000		CBS Corp., 6.625%, due 05/15/11			$113,631
708,000		Comcast Cable Communications LLC, 7.125%, due 06/15/13			801,309
449,000		COX Communications, Inc., 4.625%, due 06/01/13			479,071
2,144,000		COX Communications, Inc., 6.750%, due 03/15/11			2,215,968
750,000		Daimler Finance NA, LLC, 5.750%, due 09/08/11			781,229
1,800,000		Home Depot, Inc., 5.250%, due 12/16/13			1,980,756
750,000		Macys Retail Holdings, Inc., 5.350%, due 03/15/12			770,625
1,000,000		Target Corp., 5.125%, due 01/15/13			1,091,708
2,162,000		Time Warner Cable, Inc., 5.400%, due 07/02/12			2,310,490
1,150,000		Time Warner, Inc., 5.500%, due 11/15/11			1,212,462
750,000		Walt Disney Co, 6.375%, due 03/01/12			813,233

					12,570,482

		Consumer Staples:		4.5%
750,000		Altria Group, Inc., 8.500%, due 11/10/13			876,160
2,461,000	#	Anheuser-Busch InBev Worldwide, Inc., 2.500%, due 03/26/13			2,491,809
386,000		Coca-Cola Enterprises, Inc., 3.750%, due 03/01/12			403,726
1,591,000		Colgate-Palmolive Co., 4.200%, due 05/15/13			1,723,537
935,000	S	CVS Caremark Corp., 5.750%, due 08/15/11			977,207
1,992,000		Diageo Capital PLC, 5.200%, due 01/30/13			2,168,039
1,000,000		Hershey Co, 5.000%, due 04/01/13			1,094,533
1,811,000		Kraft Foods, Inc., 6.250%, due 06/01/12			1,974,852
1,176,000		Kroger Co., 6.750%, due 04/15/12			1,281,163
1,390,000		Philip Morris International, Inc., 4.875%, due 05/16/13			1,504,336
1,300,000		Sara Lee Corp., 6.250%, due 09/15/11			1,377,016

					15,872,378

		Energy:		2.5%
299,000	L	BP Capital Markets PLC, 1.550%, due 08/11/11			284,968
1,080,000		Chevron Corp., 3.450%, due 03/03/12			1,126,058
1,575,000		Conoco Funding Co., 6.350%, due 10/15/11			1,680,588
997,000		Enterprise Products Operating L.P., 4.600%, due 08/01/12			1,043,254
2,281,000	S	Shell International Finance BV, 1.875%, due 03/25/13			2,301,680
1,013,000		Spectra Energy Capital LLC, 5.900%, due 09/15/13			1,103,800
1,201,000		Transcontinental Gas Pipe Line Corp., 8.875%, due 07/15/12			1,351,354

					8,891,702

		Financials:		28.0%
1,225,000		Aegon NV, 3.891%, due 12/31/49			704,375
658,000		Allstate Corp., 6.125%, due 02/15/12			705,639
3,980,000		Ally Financial, Inc., 2.200%, due 12/19/12			4,091,448
1,400,000		American Express Co., 4.875%, due 07/15/13			1,495,826
1,250,000		American Express Credit Corp., 5.875%, due 05/02/13			1,368,560
885,000	#	ANZ National International Ltd., 2.375%, due 12/21/12			896,945
1,152,000	#	Banco Santander Chile S.A., 2.875%, due 11/13/12			1,144,300
5,107,000	S	Bank of America Corp., 2.100%, due 04/30/12			5,232,208
1,730,000	L	Bank of Montreal, 2.125%, due 06/28/13			1,746,077
954,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.600%, due 01/22/13			970,197
2,200,000	S	Barclays Bank PLC, 2.500%, due 01/23/13			2,192,436
1,547,000		BB&T Corp., 3.850%, due 07/27/12			1,613,518
309,000		Berkshire Hathaway Finance, 4.000%, due 04/15/12			325,165
1,924,000	S	Berkshire Hathaway, Inc., 2.125%, due 02/11/13			1,965,593
1,150,000	S	Blackrock, Inc., 2.250%, due 12/10/12			1,174,636
1,500,000	S	BNP Paribas, 2.125%, due 12/21/12			1,496,820
958,000	S	BP Capital Markets PLC, 3.125%, due 03/10/12			886,044
1,677,000	S	BP Capital Markets PLC, 5.250%, due 11/07/13			1,542,738
946,000	#	Canadian Imperial Bank of Commerce/Canada, 2.000%, due 02/04/13			957,119
1,142,000		Caterpillar Financial Services Corp., 5.750%, due 02/15/12			1,227,848
4,513,000	S	Citibank NA, 1.375%, due 08/10/11			4,557,468
4,769,000	S	Citigroup, Inc., 2.125%, due 04/30/12			4,888,068
3,151,000		Citigroup, Inc., 5.300%, due 10/17/12			3,267,171
1,293,000		Citigroup, Inc., 5.500%, due 04/11/13			1,344,937
2,100,000		Credit Suisse New York, 5.000%, due 05/15/13			2,245,104
1,000,000	S	Deutsche Bank AG/London, 2.375%, due 01/11/13			1,005,935
750,000	L	Fifth Third Bancorp, 6.250%, due 05/01/13			816,509
2,275,000		General Electric Capital Corp., 2.200%, due 06/08/12			2,336,134
2,311,000		General Electric Capital Corp., 2.250%, due 03/12/12			2,371,966
3,300,000		General Electric Capital Corp., 2.800%, due 01/08/13			3,338,653
1,000,000	L	General Electric Capital Corp., 3.750%, due 11/14/14			1,024,006
500,000		General Electric Capital Corp., 4.800%, due 05/01/13			533,392
1,520,000		Genworth Financial, Inc., 5.650%, due 06/15/12			1,550,283
2,817,000	S	Goldman Sachs Capital III, 1.308%, due 12/31/49			1,637,381
757,000	S	Goldman Sachs Group, Inc., 3.625%, due 08/01/12			771,544
1,250,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13			1,306,009
271,000	S	Goldman Sachs Group, Inc., 6.000%, due 05/01/14			291,483
1,500,000		Hartford Financial Services Group, Inc., 5.250%, due 10/15/11			1,553,123
1,153,000		HSBC Finance Corp., 4.750%, due 07/15/13			1,208,512
779,000		John Deere Capital Corp., 1.875%, due 06/17/13			783,782
879,000		John Deere Capital Corp., 5.400%, due 10/17/11			927,579
3,000,000		JP Morgan Chase & Co., 5.375%, due 10/01/12			3,244,221
1,200,000		KeyBank NA, 5.700%, due 08/15/12			1,270,158
1,048,000	#	MassMutual Global Funding II, 3.625%, due 07/16/12			1,094,710
3,525,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12			3,749,803
493,000		Metlife, Inc., 5.375%, due 12/15/12			528,933
700,000	#	Metropolitan Life Global Funding I, 5.125%, due 11/09/11			727,915
1,000,000	L	Morgan Stanley, 2.250%, due 03/13/12			1,026,411
1,215,000		Morgan Stanley, 5.300%, due 03/01/13			1,264,268
2,332,000		Morgan Stanley, 5.750%, due 08/31/12			2,445,009
1,356,000		National City Bank, 6.200%, due 12/15/11			1,435,919
1,350,000		National Rural Utilities Cooperative Finance Corp., 2.625%, due 09/16/12			1,385,720
118,253	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12			120,630
745,000		Prudential Financial, Inc., 5.100%, due 12/14/11			778,061
1,005,000	S	Royal Bank of Canada, 2.100%, due 07/29/13			1,021,080
895,000		Simon Property Group L.P., 5.300%, due 05/30/13			963,502
2,374,000	L	State Street Corp., 2.150%, due 04/30/12			2,432,170
487,000		SunTrust Banks, Inc., 5.250%, due 11/05/12			511,512
750,000	#	TIAA Global Markets, Inc., 5.125%, due 10/10/12			798,299
1,202,000		US Bancorp, 2.000%, due 06/14/13			1,214,331
1,133,000		Wachovia Corp., 5.300%, due 10/15/11			1,186,209
930,000		Wachovia Corp., 5.500%, due 05/01/13			1,010,028
1,700,000	#	Westpac Securities NZ Ltd., 2.625%, due 01/28/13			1,719,453

					99,424,873

		Health Care:		4.1%
1,199,000	S	Aetna, Inc., 7.875%, due 03/01/11			1,248,056
780,000		Covidien International Finance SA, 5.450%, due 10/15/12			851,283
1,664,000		Express Scripts, Inc., 5.250%, due 06/15/12			1,778,523
713,000		GlaxoSmithKline Capital, Inc., 4.850%, due 05/15/13			780,048
2,230,000	S	Novartis Capital Corp., 1.900%, due 04/24/13			2,265,238
1,262,000		Pfizer, Inc., 4.450%, due 03/15/12			1,331,917
1,831,000	#	Roche Holdings, Inc., 4.500%, due 03/01/12			1,928,863
986,000	S	St. Jude Medical, Inc., 2.200%, due 09/15/13			999,279
1,213,000		Teva Pharmaceutical Finance III LLC, 1.500%, due 06/15/12			1,218,192
1,786,000		Wyeth, 5.500%, due 03/15/13			1,976,700

					14,378,099

		Industrials:		0.8%
950,000		CSX Corp., 6.300%, due 03/15/12			1,020,001
567,000		Eaton Corp., 4.900%, due 05/15/13			617,943
945,000		Union Pacific Corp., 5.450%, due 01/31/13			1,033,959

					2,671,903

		Information Technology:		1.2%
390,000		Cisco Systems, Inc., 5.250%, due 02/22/11			400,667
550,000		Hewlett-Packard Co., 2.950%, due 08/15/12			570,350
1,616,000		Hewlett-Packard Co., 4.250%, due 02/24/12			1,703,618
1,641,000		Oracle Corp., 3.750%, due 07/08/14			1,758,542

					4,433,177

		Materials:		0.2%
612,000		EI Du Pont de Nemours & Co., 5.000%, due 07/15/13			671,363

					671,363

		Telecommunication Services:		5.6%
1,482,000		AT&T, Inc., 5.875%, due 08/15/12			1,617,788
1,840,000	S	BellSouth Corp., 4.750%, due 11/15/12			1,973,761
2,100,000		British Telecommunications PLC, 5.150%, due 01/15/13			2,203,608
2,926,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.250%, due 02/01/12			3,102,780
2,175,000		France Telecom S.A., 4.375%, due 07/08/14			2,347,621
666,000		France Telecom S.A., 7.750%, due 03/01/11			695,083
990,000	S	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11			1,035,375
907,000		Telecom Italia Capital S.A., 6.200%, due 07/18/11			940,106
1,325,000	S	Telefonica Emisiones SAU, 2.582%, due 04/26/13			1,316,770
538,000		TELUS Corp., 8.000%, due 06/01/11			570,448
1,150,000		Verizon Communications, Inc., 4.350%, due 02/15/13			1,230,063
1,893,000		Verizon Communications, Inc., 4.375%, due 06/01/13			2,035,079
820,000		Verizon New York, Inc., 6.875%, due 04/01/12			886,433

					19,954,915

		Utilities:		3.0%
2,554,000	S	Commonwealth Edison Co., 6.150%, due 03/15/12			2,753,991
457,000		Dominion Resources, Inc./VA, 5.700%, due 09/17/12			494,225
363,000		DTE Energy Co., 7.050%, due 06/01/11			381,004
700,000		Duke Energy Ohio, Inc., 5.700%, due 09/15/12			757,665
1,500,000	#	EDP Finance BV, 5.375%, due 11/02/12			1,541,996
467,000		FPL Group Capital, Inc., 5.625%, due 09/01/11			488,396
1,250,000		Nisource Finance Corp., 6.150%, due 03/01/13			1,363,969
987,000	#	PSEG Power LLC, 2.500%, due 04/15/13			997,226
901,000		Public Service Co. of Colorado, 7.875%, due 10/01/12			1,027,973
865,000		Southern Co., 5.300%, due 01/15/12			915,100

					10,721,545

		Total Corporate Bonds/Notes (Cost $187,380,619)			189,590,437

U.S. GOVERNMENT AGENCY OBLIGATIONS:			9.8%
		Federal Home Loan Bank:		2.6%
5,245,000	L	1.375%, due 05/16/11			5,289,152
3,665,000	S	3.625%, due 07/01/11			3,784,505

					9,073,657

		Federal Home Loan Mortgage Corporation##:		5.0%
3,500,000	L	1.750%, due 06/15/12			3,570,403
398	S	2.125%, due 01/01/17			410
3,240,000	S	3.000%, due 04/07/15			3,241,477
3,640,000	S	3.250%, due 04/23/15			3,645,962
1,069,882	S	3.750%, due 02/15/13			1,079,086
6,064,828	S	5.500%, due 10/15/14-06/15/35			6,295,273
16,795	S	6.000%, due 4/1/2013			18,029

					17,850,640

		Federal National Mortgage Association##:		2.2%
7,540	S	2.392%, due 07/01/24			7,842
10,825	S	2.724%, due 12/01/17			10,949
6,143,034	S	6.000%, due 05/15/11-09/01/17			6,456,068
892,411	S	6.500%, due 10/01/22-10/01/32			1,000,166
73,139	S	7.000%, due 10/01/32			82,769
49,055	S	7.500%, due 08/01/27			55,848

					7,613,642

		Government National Mortgage Association:		0.0%
25,263	S	6.000%, due 04/15/13			26,222
22,294	S	7.500%, due 01/15/24-07/15/27			25,373
9,165	S	9.000%, due 12/15/26			10,724
8,268	S	9.500%, due 03/15/20-07/15/21			9,618

					71,937

		Total U.S. Government Agency Obligations (Cost $33,844,146)			34,609,876

U.S. TREASURY OBLIGATIONS:			25.6%
		U.S. Treasury Notes:		25.6%
6,088,000	L	0.750%, due 05/31/12			6,106,550
51,010,000	S	1.000%, due 04/30/12			51,400,533
16,785,000	L	1.125%, due 06/15/13			16,854,423
4,840,000	L	2.125%, due 05/31/15			4,923,955
4,135,000	L	3.500%, due 05/15/20			4,328,175
6,520,000	S	4.625%, due 02/15/40			7,329,908

		Total U.S. Treasury Obligations (Cost $90,088,874)			90,943,544

ASSET-BACKED SECURITIES:			4.2%

		Automobile Asset-Backed Securities:		2.2%
586,000	#, S	Bank of America Auto Trust, 3.520%, due 06/15/16			613,869
335,000	S	CarMax Auto Owner Trust, 2.400%, due 04/15/15			341,170
715,000	S	CarMax Auto Owner Trust, 2.820%, due 12/15/14			737,339
1,425,000		Ford Credit Auto Owner Trust, 4.950%, due 03/15/13			1,498,074
574,000	S	Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14			583,833
1,107,000	S	Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13			1,130,671
1,110,000		Harley-Davidson Motorcycle Trust, 3.320%, due 02/15/17			1,150,054
735,000	S	Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13			762,961
433,000	S	Hyundai Auto Receivables Trust, 2.030%, due 08/15/13			438,980
418,000	S	Mercedes-Benz Auto Receivables Trust, 2.430%, due 03/15/16			429,341

					7,686,292

		Credit Card Asset-Backed Securities:		1.8%
306,000		Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20			356,416
230,000	S	Chase Issuance Trust, 5.120%, due 10/15/14			249,969
1,400,000	S	Chase Issuance Trust, 5.160%, due 04/16/18			1,585,356
471,000		Citibank Credit Card Issuance Trust, 1.000%, due 07/15/13			465,960
1,474,000		Citibank Credit Card Issuance Trust, 5.700%, due 05/15/13			1,516,384
971,000		Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14			1,038,747
1,052,000	S	Discover Card Master Trust, 5.650%, due 03/16/20			1,212,083

					6,424,915

		Other Asset-Backed Securities:		0.2%
217,000		AEP Texas Central Transition Funding LLC, 5.960%, due 07/15/15			233,852
500,000	#	Carlyle High Yield Partners, 0.798%, due 08/11/16			464,037
69,694		CenterPoint Energy Transition Bond Co. LLC, 4.970%, due 08/01/14			72,666

					770,555

		Total Asset-Backed Securities (Cost $14,712,232)			14,881,762

COLLATERALIZED MORTGAGE OBLIGATIONS:			2.7%
508,675		Bear Stearns Commercial Mortgage Securities, 4.240%, due 08/13/39			522,839
849,860		Bear Stearns Commercial Mortgage Securities, 5.286%, due 06/11/41			890,642
97,778	S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38			97,714
1,469,899		Bear Stearns Commercial Mortgage Securities, 7.000%, due 05/20/30			1,546,110
17,893,654	S, ^	Citicorp Mortgage Securities, Inc., 5.053%, due 06/25/36			1,674,069
692,893		Citigroup Commercial Mortgage Trust, 5.251%, due 04/15/40			722,615
2,615,173	S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35			2,669,498
506,292	S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36			508,878
150,000		LB-UBS Commercial Mortgage Trust, 4.739%, due 07/15/30			156,634
250,000		Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43			261,067
100,000		Morgan Stanley Capital I, 5.178%, due 09/15/42			104,745
510,000		Morgan Stanley Capital I, 5.618%, due 07/12/44			528,129

		Total Collateralized Mortgage Obligations (Cost $9,828,372)			9,682,940

Shares					Value

COMMON STOCK:			0.0%
		Utilities:		0.0%
28	@	Dynegy, Inc.			$108

		Total Common Stock
		(Cost $-)			108

		Total Long-Term Investments (Cost $335,854,243)			339,708,667

Shares					Value

SHORT-TERM INVESTMENTS:			16.5%
		Affiliated Mutual Fund:		4.3%
15,078,000		ING Institutional Prime Money Market Fund - Class I			$15,078,000

		Total Mutual Fund (Cost $15,078,000)			15,078,000

		Securities Lending Collateralcc:		12.2%
42,698,956		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$42,698,956
848,027	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			678,421

		Total Securities Lending Collateral (Cost $43,546,983)			43,377,377

		Total Short-Term Investments (Cost $58,624,983)			58,455,377

		Total Investments in Securities (Cost $394,479,226) *		112.2%	$398,164,044
		Other Assets and Liabilities - Net		(12.2)	(43,351,086)

		Net Assets		100.0%	$354,812,958

	@	Non-income producing security
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may
		not be resold subject to that rule except to qualified institutional buyers. Unless otherwise
		noted, these securities have been determined to be liquid under the guidelines established
		by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B)
		to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is
		being fair valued daily. Please see the accompanying Notes to Financial Statements
		for additional details on securities lending.
	##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage
		Association and the Federal Home Loan Mortgage Corporation into conservatorship
		and the U.S. Treasury guaranteed the debt issued by those organizations.
	S	All or a portion of this security has been identified by the Fund to cover future
		collateral requirements for applicable futures, options, swaps, foreign currency
		contracts and/or when-issued or delayed-delivery securities.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	^	Interest only securities represent the right to receive the monthly interest payments
		on an underlying pool of mortgage loans. Principal amount shown represents the
		notional amount on which current interest is calculated. Payments of principal on the
		pool reduce the value of the interest only security.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

ING Lord Abbett Growth and Income Portfolio	as of June 30, 2010 (Unaudited)

Shares					Value
COMMON STOCK:			99.1%
		Consumer Discretionary:		13.0%
38,700		Carnival Corp.			$1,170,288
108,000		Comcast Corp. – Class A			1,875,960
195,500	@	Ford Motor Co.			1,970,640
2,500		Home Depot, Inc.			70,175
101,431	@	HSN, Inc.			2,434,344
39,500	@	Hyatt Hotels Corp.			1,465,055
15,400	@	J Crew Group, Inc.			566,874
18,900		JC Penney Co., Inc.			405,972
17,900	@	Kohl’s Corp.			850,250
48,627		Marriott International, Inc.			1,455,892
12,100		Omnicom Group			415,030
87,900	@	Pulte Homes, Inc.			727,812
49,200		Target Corp.			2,419,164
16,954		Time Warner Cable, Inc.			882,964
16,233		Time Warner, Inc.			469,296

					17,179,716

		Consumer Staples:		5.5%
65,900		Archer-Daniels-Midland Co.			1,701,538
16,700		Colgate-Palmolive Co.			1,315,292
14,500		Kraft Foods, Inc.			406,000
150,165		Kroger Co.			2,956,749
14,700		PepsiCo, Inc.			895,965

					7,275,544

		Energy:		17.2%
21,800		Anadarko Petroleum Corp.			786,762
5,500		Apache Corp.			463,045
62,200		Chevron Corp.			4,220,892
118,000		El Paso Corp.			1,310,980
8,700		EOG Resources, Inc.			855,819
103,355		ExxonMobil Corp.			5,898,470
72,400		Halliburton Co.			1,777,420
14,800		Hess Corp.			745,032
47,500		Marathon Oil Corp.			1,476,775
18,000		Petroleo Brasileiro SA ADR			617,760
52,650		Schlumberger Ltd.			2,913,651
26,200		Suncor Energy, Inc.			771,328
50,500		Valero Energy Corp.			907,990

					22,745,924

		Financials:		29.4%
194,387		Bank of America Corp.			2,793,341
121,760		Bank of New York Mellon Corp.			3,006,254
29,500		BB&T Corp.			776,145
15,900	@	Berkshire Hathaway, Inc.			1,267,071
6,200	@, L	CBOE Holdings, Inc.			201,810
114,900		Charles Schwab Corp.			1,629,282
596,200	@	Citigroup, Inc.			2,241,712
9,500		Franklin Resources, Inc.			818,805
15,100		Goldman Sachs Group, Inc.			1,982,177
127,697		JP Morgan Chase & Co.			4,674,987
180,100		Keycorp			1,384,969
14,400		M&T Bank Corp.			1,223,280
20,950		Metlife, Inc.			791,072
69,400		Morgan Stanley			1,610,774
38,100		PNC Financial Services Group, Inc.			2,152,650
107,200		Regions Financial Corp.			705,376
34,800		State Street Corp.			1,176,936
123,168		SunTrust Bank			2,869,814
222,500		Wells Fargo & Co.			5,696,002
86,200		Zions Bancorp.			1,859,334

					38,861,791

		Health Care:		9.2%
36,700		Abbott Laboratories			1,716,826
38,000	@	Amgen, Inc.			1,998,800
4,100		Cigna Corp.			127,346
36,468		Covidien PLC			1,465,284
14,700	@	Gilead Sciences, Inc.			503,916
25,900		Johnson & Johnson			1,529,654
26,100		Merck & Co., Inc.			912,717
36,900		Pfizer, Inc.			526,194
26,200		Teva Pharmaceutical Industries Ltd. ADR			1,362,138
73,700		UnitedHealth Group, Inc.			2,093,080

					12,235,955

		Industrials:		9.4%
83,400	@	AMR Corp.			565,452
27,500		Caterpillar, Inc.			1,651,925
240,257	@	Delta Airlines, Inc.			2,823,020
40,845		Eaton Corp.			2,672,897
19,200		Emerson Electric Co.			838,848
7,900		Fluor Corp.			335,750
244,426	@, L	Hertz Global Holdings, Inc.			2,312,270
1,100		Honeywell International, Inc.			42,933
11,100		Lockheed Martin Corp.			826,950
9,100		Raytheon Co.			440,349

					12,510,394

		Information Technology:		2.5%
55,200		Applied Materials, Inc.			663,504
40,900	@	EMC Corp.			748,470
23,975		Hewlett-Packard Co.			1,037,638
39,000		Intel Corp.			758,550
16,000		Xerox Corp.			128,640

					3,336,802

		Materials:		6.8%
49,000		Barrick Gold Corp.			2,225,090
21,200		Cliffs Natural Resources, Inc.			999,792
58,200		Dow Chemical Co.			1,380,504
29,500		Mosaic Co.			1,149,910
33,100		Newmont Mining Corp.			2,043,594
3,600		Potash Corp. of Saskatchewan			310,464
22,000		United States Steel Corp.			848,100

					8,957,454

		Telecommunication Services:		2.8%
102,280		AT&T, Inc.			2,474,153
44,400		Verizon Communications, Inc.			1,244,088

					3,718,241

		Utilities:		3.3%
10,300		NextEra Energy, Inc.			502,228
31,000		Pacific Gas & Electric Co.			1,274,100
29,200		PPL Corp.			728,540
21,500		Progress Energy, Inc.			843,230
17,000		Public Service Enterprise Group, Inc.			532,610
16,500		Southern Co.			549,120

					4,429,828

		Total Common Stock (Cost $130,381,074)			131,251,649

REAL ESTATE INVESTMENT TRUSTS:			0.3%
		Financials:		0.3%
20,900		Annaly Capital Management, Inc.			358,435

		Total Real Estate Investment Trusts (Cost $342,763)			358,435

		Total Long-Term Investments (Cost $130,723,837)			131,610,084

SHORT-TERM INVESTMENTS:			0.8%
		Securities Lending Collateralcc:		0.8%
939,110		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			939,110
139,950	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			111,960

		Total Short-Term Investments (Cost $1,079,060)			1,051,070

		Total Investments in Securities (Cost $131,802,897) *	100.2%		$132,661,154
		Other Assets and Liabilities - Net	(0.2)		(296,621)

		Net Assets	100.0%		$132,364,533

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

		See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

ING PIMCO High Yield Portfolio	as of June 30, 2010 (Unaudited)

	Principal Amount					Value
CORPORATE BONDS/NOTES:				88.9%
			Consumer Discretionary:		14.2%
	$300,000	S	Albertson’s, Inc., 6.570%, due 02/23/28			$221,625
	1,750,000	S	Albertson’s, Inc., 7.750%, due 06/15/26			1,461,250
	500,000	S	Albertson’s, Inc., 8.000%, due 05/01/31			435,000
	3,200,000	#, S	Allison Transmission, Inc., 11.000%, due 11/01/15			3,368,000
	750,000	#, S	American Tire Distributors, Inc., 9.750%, due 06/01/17			755,625
	2,350,000	S	AmeriGas Partners LP, 7.125%, due 05/20/16			2,350,000
	500,000		Amerigas Partners LP, 7.250%, due 05/20/15			502,500
	2,000,000	S	ArvinMeritor, Inc., 8.125%, due 09/15/15			1,930,000
	1,628,000	S	ArvinMeritor, Inc., 8.750%, due 03/01/12			1,725,680
	1,500,000	#, S	CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, due 04/30/18			1,515,000
	900,000	#, S	CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, due 04/30/20			924,750
	3,250,000	#, S	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17			3,277,500
	1,500,000	#, S	Cooper-Standard Automotive, Inc., 8.500%, due 05/01/18			1,518,750
	3,250,000	S	CSC Holdings, Inc., 7.625%, due 07/15/18			3,302,813
	3,000,000	S	CSC Holdings, Inc., 7.875%, due 02/15/18			3,075,000
	500,000	#,S	CSC Holdings, Inc., 8.500%, due 06/15/15			521,250
	4,550,000	#, S	CSC Holdings, Inc., 8.625%, due 02/15/19			4,805,938
	1,412,621		Dex Media West LLC, 7.500%, due 10/24/14			1,273,377
	1,275,000	S	DISH DBS Corp., 6.625%, due 10/01/14			1,278,188
	7,150,000	S	DISH DBS Corp., 7.125%, due 02/01/16			7,203,625
	1,650,000	S	DISH DBS Corp., 7.875%, due 09/01/19			1,724,250
	750,000	S	Ferrellgas Partners L.P., 6.750%, due 05/01/14			738,750
	2,789,322		Ford Motor Co., 3.350%, due 11/29/13			2,641,430
	806,853		Harrah’s Operating Co., Inc., 3.320%, due 01/28/15			671,345
	1,870,000	L	Harrah’s Operating Co., Inc., 10.000%, due 12/15/18			1,542,750
	1,500,000	S	Harrah’s Operating Co., Inc., 11.250%, due 06/01/17			1,586,250
	1,000,000	S	Jarden Corp., 8.000%, due 05/01/16			1,032,500
	1,000,000	#, S	Lamar Media Corp., 7.875%, due 04/15/18			1,002,500
	550,000	S	Lear Corp., 7.875%, due 03/15/18			554,125
EUR	1,035,000		Lighthouse International Co. S.A., 8.000%, due 04/30/14			727,750
	$1,000,000	#, S	LIN Television Corp., 8.375%, due 04/15/18			1,000,000
	1,624,039	I	Local Insight Regatta Holdings, Inc., 7.750%, due 04/23/15			1,380,433
	500,000	S	Local Insight Regatta Holdings, Inc., 11.000%, due 12/01/17			327,500
	325,000	S	Ltd Brands, Inc., 7.000%, due 05/01/20			329,063
	775,000	#, S	McClatchy Co, 11.500%, due 02/15/17			790,500
	1,500,000	#, S	McJunkin Red Man Corp., 9.500%, due 12/15/16			1,462,500
	500,000	#, S	MGM Resorts International, 9.000%, due 03/15/20			516,250
	1,900,000	S, L	MGM Resorts International, 10.375%, due 05/15/14			2,075,750
	1,775,000	S	MGM Resorts International, 11.125%, due 11/15/17			1,965,813
	1,800,000	S	New Albertsons, Inc., 7.450%, due 08/01/29			1,503,000
	2,000,000	S	Nielsen Finance LLC/Nielsen Finance Co., 11.500%, due 05/01/16			2,195,000
	1,275,000	S	NPC International, Inc., 9.500%, due 05/01/14			1,281,375
	200,000	S	Oshkosh Corp., 8.250%, due 03/01/17			209,000
	200,000	S	Oshkosh Corp., 8.500%, due 03/01/20			209,000
	1,000,000	S	Phillips-Van Heusen Corp., 7.375%, due 05/15/20			1,013,750
	5,975,000	S	Quebecor Media, Inc., 7.750%, due 03/15/16			5,885,375
	700,000	#, S	QVC, Inc., 7.125%, due 04/15/17			689,500
	500,000	#, S	QVC, Inc., 7.375%, due 10/15/20			488,750
	1,000,000	S	Sally Holdings, LLC, 9.250%, due 11/15/14			1,042,500
	300,000	S	Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, due 03/15/20			305,250
	550,000	S	Tenneco, Inc., 8.125%, due 11/15/15			555,500
	1,750,000	S	Travelport LLC, 9.875%, due 09/01/14			1,763,125
	50,000	#, S	TRW Automotive, Inc., 7.000%, due 03/15/14			49,750
	4,780,000	#, S	TRW Automotive, Inc., 7.250%, due 03/15/17			4,660,500
	1,500,000	S	WMG Acquisition Corp., 9.500%, due 06/15/16			1,605,000
	2,275,000	S	Wynn Las Vegas, LLC, 6.625%, due 12/01/14			2,292,063

						89,263,768

			Consumer Staples:		1.6%
	1,500,000	#, S	Alliance One International, Inc., 10.000%, due 07/15/16			1,533,750
	1,100,000	S	American Stores Co., 8.000%, due 06/01/26			940,500
	1,200,000	S	Aramark Services, Inc., 8.500%, due 02/01/15			1,218,000
	1,050,000	#, S	Live Nation Entertainment, Inc., 8.125%, due 05/15/18			1,023,750
	2,000,000	#	Michael Foods, Inc., 9.750%, due 07/15/18			2,065,000
	250,000	S	Scotts Miracle-Gro Co, 7.250%, due 01/15/18			252,813
	2,000,000	#, S	Spectrum Brands Holdings, Inc., 9.500%, due 06/15/18			2,065,000
	219	&, S	Spectrum Brands, Inc., 12.000%, due 08/28/19			240
	1,000,000	S	TreeHouse Foods, Inc., 7.750%, due 03/01/18			1,040,000

						10,139,053

			Energy:		9.5%
	750,000	S	Anadarko Petroleum Corp., 5.950%, due 09/15/16			646,325
	650,000	S	Anadarko Petroleum Corp., 6.450%, due 09/15/36			518,491
	500,000	S	Chesapeake Energy Corp., 6.875%, due 11/15/20			506,875
	1,200,000	S	Chesapeake Energy Corp., 7.000%, due 08/15/14			1,225,500
	1,425,000	S	Chesapeake Energy Corp., 7.250%, due 12/15/18			1,478,438
	4,275,000	S	Chesapeake Energy Corp., 9.500%, due 02/15/15			4,745,250
	2,825,000	S	Cie Generale de Geophysique-Veritas, 7.500%, due 05/15/15			2,704,938
	100,000	S	Cie Generale de Geophysique-Veritas, 9.500%, due 05/15/16			102,000
	300,000	#, S	Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.000%, due 04/01/15			298,500
	1,000,000	S	Colorado Interstate Gas Co., 6.850%, due 06/15/37			1,015,538
	710,000	S	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17			676,275
	3,000,000	#, S	Consol Energy, Inc., 8.000%, due 04/01/17			3,112,500
	1,250,000	#, S	Consol Energy, Inc., 8.250%, due 04/01/20			1,309,375
	275,000	#, S	Continental Resources, Inc., 7.375%, due 10/01/20			271,563
	50,000	S	Continental Resources, Inc., 8.250%, due 10/01/19			52,500
	775,000	S	Denbury Resources, Inc., 8.250%, due 02/15/20			813,750
	1,000,000	S	Denbury Resources, Inc., 9.750%, due 03/01/16			1,085,000
	150,000	S	El Paso Corp., 8.050%, due 10/15/30			149,039
	500,000	S	El Paso Natural Gas Co., 5.950%, due 04/15/17			533,806
	625,000	S	El Paso Pipeline Partners Operating Co. LLC, 6.500%, due 04/01/20			641,463
	600,000	S	Enterprise Products Operating L.P., 7.034%, due 01/15/68			552,781
	4,500,000	S	Enterprise Products Operating L.P., 8.375%, due 08/01/66			4,499,640
	150,000	S	Forest Oil Corp., 7.250%, due 06/15/19			145,500
	1,500,000	S	Forest Oil Corp., 8.500%, due 02/15/14			1,571,250
	1,025,000	S	Gaz Capital for Gazprom, 8.146%, due 04/11/18			1,123,656
	6,725,000	S	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16			6,456,000
	2,050,000	#, S	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20			2,108,938
	250,000	S	Newfield Exploration Co., 6.625%, due 04/15/16			252,500
	1,050,000	S	Newfield Exploration Co., 6.875%, due 02/01/20			1,023,750
	2,250,000	S	Newfield Exploration Co., 7.125%, due 05/15/18			2,238,750
	1,730,000	S	OPTI Canada, Inc., 8.250%, due 12/15/14			1,513,750
	1,500,000	S	PetroHawk Energy Corp., 10.500%, due 08/01/14			1,620,000
	750,000	S	Plains Exploration & Production Co., 7.000%, due 03/15/17			720,000
	1,500,000	S, L	Plains Exploration & Production Co., 7.625%, due 04/01/20			1,462,500
	50,000	S	Plains Exploration & Production Co., 7.750%, due 06/15/15			49,750
	2,200,000	S	Quicksilver Resources, Inc., 11.750%, due 01/01/16			2,436,500
	371,320	S	Roseton/Danskammer, 7.270%, due 11/08/10			369,927
	1,000,000	S	Roseton/Danskammer, 7.670%, due 11/08/16			880,000
	4,300,000	&, S	SandRidge Energy, Inc., 8.625%, due 04/01/15			4,197,875
	5,260,000	±, S, I, X	SemGroup Corp., 8.750%, due 11/15/15			—
	4,000,000	S	Sonat, Inc., 7.000%, due 02/01/18			3,961,540
	450,000	#, S	Thermon Industries, Inc., 9.500%, due 05/01/17			459,000
	630,000	S	Williams Cos., Inc., 7.500%, due 01/15/31			671,942

						60,202,675

			Financials:		22.4%
	3,509,902	S	AES Ironwood, LLC, 8.857%, due 11/30/25			3,369,506
	782,822	S	AES Red Oak, LLC, 8.540%, due 11/30/19			776,951
	500,000	S	AES Red Oak, LLC, 9.200%, due 11/30/29			487,500
	2,500,000	#, S	Ally Financial, Inc., 8.300%, due 02/12/15			2,537,500
	700,000	S	American General Finance Corp., 6.900%, due 12/15/17			560,875
	1,750,000		American General Finance Corp., 7.250%, due 04/08/15			1,706,250
	325,000	S	American International Group, Inc., 0.414%, due 10/18/11			306,849
	575,000	S	American International Group, Inc., 5.450%, due 05/18/17			513,188
	3,425,000	S	American International Group, Inc., 5.850%, due 01/16/18			3,078,219
	4,000,000	S	American International Group, Inc., 8.175%, due 05/15/58			3,190,000
	5,725,000	S	American International Group, Inc., 8.250%, due 08/15/18			5,825,188
GBP	1,000,000		American International Group, Inc., 8.625%, due 05/22/38			1,135,515
	$500,000	S	BAC Capital Trust VI, 5.625%, due 03/08/35			422,504
	2,050,000		BAC Capital Trust VII, 5.250%, due 08/10/35			2,103,203
	200,000	S	Bank of America Corp., 8.125%, due 12/29/49			193,436
	450,000	#, S	Barclays Bank PLC, 7.434%, due 09/29/49			405,000
GBP	3,000,000		Barclays Bank PLC, 14.000%, due 11/29/49			5,602,869
	$1,125,000	S	Capital One Capital VI, 8.875%, due 05/15/40			1,179,982
	781,754	S	CIT Group, Inc., 7.000%, due 05/01/13			752,438
	2,797,632	S	CIT Group, Inc., 7.000%, due 05/01/14			2,650,756
	999,632	S, L	CIT Group, Inc., 7.000%, due 05/01/15			927,159
	2,000,387	S	CIT Group, Inc., 7.000%, due 05/01/16			1,835,355
	111,142	S	CIT Group, Inc., 7.000%, due 05/01/17			100,584
	1,584,000		CIT Group, Inc., 9.500%, due 01/20/12			1,622,214
	925,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57			905,518
	1,150,000	L	Credit Agricole S.A., 9.750%, due 06/29/49			1,184,500
	2,525,000	#, S	El Paso Performance-Linked Trust, 7.750%, due 07/15/11			2,615,352
	1,196,000	#, S	Fibria Overseas Finance Ltd, 7.500%, due 05/04/20			1,219,920
	2,800,000	S	Ford Motor Credit Co., LLC, 3.277%, due 01/13/12			2,723,000
	2,521,077		Ford Motor Credit Co., LLC, 3.310%, due 12/15/13			2,387,407
	800,000	S	Ford Motor Credit Co., LLC, 7.000%, due 10/01/13			816,314
	4,475,000	S	Ford Motor Credit Co., LLC, 8.000%, due 06/01/14			4,622,299
	9,325,000	S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16			9,547,560
	1,000,000	S	Ford Motor Credit Co., LLC, 8.125%, due 01/15/20			1,022,374
	1,000,000	S	Ford Motor Credit Co., LLC, 8.700%, due 10/01/14			1,043,106
	1,000,000	S	Ford Motor Credit Co., LLC, 9.875%, due 08/10/11			1,052,515
	1,600,000	S	Ford Motor Credit Co., LLC, 12.000%, due 05/15/15			1,853,901
	1,375,000	#, S	Fresenius US Finance II, Inc., 9.000%, due 07/15/15			1,497,031
	4,000,000	S	General Motors Acceptance Corp., 8.000%, due 11/01/31			3,684,588
	4,804,000	S	International Lease Finance Corp., 4.875%, due 09/01/10			4,791,990
	700,000	S	International Lease Finance Corp., 5.450%, due 03/24/11			693,350
	1,000,000	S	International Lease Finance Corp., 5.875%, due 05/01/13			927,500
	750,000	#, S	International Lease Finance Corp., 8.625%, due 09/15/15			712,500
	2,300,000	#, S	International Lease Finance Corp., 8.750%, due 03/15/17			2,185,000
EUR	800,000		Intesa Sanpaolo S.p.A., 8.047%, due 06/29/49			880,454
EUR	250,000		LBG Capital No.1 PLC, 6.439%, due 05/23/20			223,171
GBP	550,000		LBG Capital No.1 PLC, 7.869%, due 08/25/20			632,751
	$3,350,000		LBG Capital No.1 PLC, 7.875%, due 11/01/20			2,730,250
	3,250,000	#, S	LBI Escrow Corp., 8.000%, due 11/01/17			3,355,625
	2,750,000	±, S	Lehman Brothers Holdings, Inc., 6.750%, due 12/28/17			4,813
	1,550,000	±, S	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38			2,713
	499,200	#, ±, S, I	Lehman Brothers Holdings, Inc., 8.160%, due 05/30/09			22,912
	2,000,000	#, S	Metlife Capital Trust IV, 7.875%, due 12/15/37			1,930,000
	1,100,000	S	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49			1,065,548
	600,000	#, S	New Communications Holdings, Inc., 7.875%, due 04/15/15			607,500
	300,000	#, S	New Communications Holdings, Inc., 8.250%, due 04/15/17			302,625
	300,000	#, S	New Communications Holdings, Inc., 8.500%, due 04/15/20			302,250
	2,800,000	#, S	NSG Holdings, LLC, 7.750%, due 12/15/25			2,478,000
	5,650,000	#, S	Rabobank, 11.000%, due 12/29/49			6,997,378
EUR	500,000		RBS Capital Trust A, 6.467%, due 12/29/49			327,113
	$3,250,000	S	Regions Financial Corp., 7.750%, due 11/10/14			3,431,698
	2,000,000	#, S	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16			1,965,000
	3,700,000	#, S	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, due 05/15/18			3,649,125
	1,750,000	#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49			1,146,250
	3,100,000	S	Royal Bank of Scotland Group PLC, 7.640%, due 03/31/49			1,790,250
	350,000	S	SLM Corp., 0.476%, due 07/26/10			349,227
	800,000	S	SLM Corp., 0.546%, due 10/25/11			757,908
	275,000	S	SLM Corp., 0.616%, due 01/27/14			226,915
EUR	500,000		SLM Corp., 0.933%, due 11/15/11			582,764
	$300,000	S	SLM Corp., 5.000%, due 10/01/13			287,000
	200,000	S	SLM Corp., 5.050%, due 11/14/14			179,042
	1,100,000	S	SLM Corp., 5.125%, due 08/27/12			1,084,168
	750,000	S	SLM Corp., 8.000%, due 03/25/20			659,696
	2,075,000	S	SLM Corp., 8.450%, due 06/15/18			1,917,505
	700,000	#, S	SMFG Preferred Capital USD 3 Ltd., 9.500%, due 12/31/49			750,262
	275,000	S	Smurfit Kappa Funding PLC, 7.750%, due 04/01/15			272,938
	375,000	#, S	Societe Generale, 5.922%, due 12/31/49			284,237
	400,000	#, S	TNK-BP Finance S.A., 6.625%, due 03/20/17			396,000
	500,000		TNK-BP Finance S.A., 7.500%, due 07/18/16			521,875
	500,000	#, S, I, L	TNK-BP Finance S.A., 7.500%, due 07/18/16			520,000
	970,000	S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49			841,475
	1,150,000	#, S	Universal City Development Partners Ltd., 8.875%, due 11/15/15			1,161,500
EUR	1,500,000	I	UPCB Finance Ltd., 7.625%, due 01/15/20			1,811,351
	$475,000	S	Ventas Realty L.P./Ventas Capital Corp., 6.500%, due 06/01/16			484,265
	1,100,000	S	Ventas Realty L.P./Ventas Capital Corp., 6.750%, due 04/01/17			1,114,782
	1,650,000	#, S	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18			1,629,375
	2,900,000	S	Visant Corp., 7.625%, due 10/01/12			2,914,500
	925,000	S	Wells Fargo & Company, 7.980%, due 02/28/49			957,375
	600,000	S	Wells Fargo Capital XIII, 7.700%, due 12/29/49			609,000

						140,927,352

			Health Care:		9.4%
	450,000	#, S	American Renal Holdings, 8.375%, due 05/15/18			447,750
	2,000,000	S	Bausch & Lomb, Inc., 9.875%, due 11/01/15			2,065,000
	2,000,000	&, S	Biomet, Inc., 10.375%, due 10/15/17			2,160,000
	10,085,000	S	Biomet, Inc., 11.625%, due 10/15/17			10,967,438
	1,000,000	#	Capella Healthcare, Inc., 9.250%, due 07/01/17			1,012,500
	6,310,000	S	Community Health Systems, Inc., 8.875%, due 07/15/15			6,522,963
	2,500,000	S	DaVita, Inc., 7.250%, due 03/15/15			2,512,500
	2,300,000	S	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11			2,389,125
	1,650,000	S	HCA, Inc., 7.250%, due 09/15/20			1,666,500
	500,000	S	HCA, Inc., 7.875%, due 02/15/20			516,875
	3,500,000	S	HCA, Inc., 8.500%, due 04/15/19			3,727,500
	14,195,000	S	HCA, Inc., 9.250%, due 11/15/16			15,082,188
	2,366,000	&, S	HCA, Inc., 9.625%, due 11/15/16			2,537,535
	875,000	#, S	Mylan, Inc./PA, 7.625%, due 07/15/17			896,875
	1,300,000	#, S	Mylan, Inc./PA, 7.875%, due 07/15/20			1,332,500
	1,075,000	#, S	Patheon, Inc., 8.625%, due 04/15/17			1,061,563
	1,500,000	&, #, S	Quintiles Transnational Corp., 9.500%, due 12/30/14			1,511,250
	650,000	#, S	Valeant Pharmaceuticals International, 7.625%, due 03/15/20			770,250
	825,000	S	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18			796,125
	1,000,000	#, I	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18			970,000

						58,946,437

			Industrials:		3.1%
	100,000	S	American Airlines Pass-Through Trust, 7.858%, due 10/01/11			101,750
	2,000,000	#, S	American Airlines, Inc., 10.500%, due 10/15/12			2,085,000
	500,000	#, S	Amsted Industries, Inc., 8.125%, due 03/15/18			501,250
	1,400,000	#, S	Bombardier, Inc., 7.500%, due 03/15/18			1,449,000
	1,000,000	#, S	Building Materials Corp. of America, 7.000%, due 02/15/20			995,000
	375,000	#, S	Building Materials Corp. of America, 7.500%, due 03/15/20			370,313
	1,600,000	#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49			1,055,054
	1,500,000	#	Case New Holland, Inc., 7.875%, due 12/01/17			1,518,750
	700,000	S	Chart Industries, Inc., 9.125%, due 10/15/15			705,250
	593,530	S, I	Continental Airlines, Inc., 6.920%, due 04/02/13			579,089
	305,364	S	Continental Airlines, Inc., 7.373%, due 12/15/15			287,042
	1,250,000	S	Goodman Global, Inc., 13.500%, due 02/15/16			1,381,250
GBP	769,681		Grupo Ferrovial S.A., 4.556%, due 04/07/11			1,112,604
	$177,000	S	Kansas City Southern de Mexico SA de CV, 9.375%, due 05/01/12			182,310
	750,000	S	Legrand, 8.500%, due 02/15/25			910,932
	3,500,000	#, S	RBS Global, Inc. / Rexnord LLC, 8.500%, due 05/01/18			3,412,500
	97,452	S	UAL 2009-1 Pass-Through Trust, 10.400%, due 11/01/16			104,761
	2,400,000	S	United Airlines, Inc., 9.750%, due 01/15/17			2,562,000

						19,313,855

			Information Technology:		4.0%
	250,000	#, S	Brocade Communications Systems, Inc., 6.625%, due 01/15/18			249,375
	1,250,000	#, S	Brocade Communications Systems, Inc., 6.875%, due 01/15/20			1,246,875
	2,000,000	S	Crown Castle International Corp., 7.125%, due 11/01/19			1,965,000
	550,000	S	Equinix, Inc., 8.125%, due 03/01/18			565,125
	1,871,360		First Data Corp., 3.097%, due 09/24/14			1,577,141
	93,376		First Data Corp., 3.100%, due 09/24/14			78,695
	2,875,000	S	First Data Corp., 9.875%, due 09/24/15			2,199,375
	850,000		Insight.com, 9.375%, due 07/15/18			850,000
	775,000	#, S	Mantech International Corp., 7.250%, due 04/15/18			786,625
	2,750,000	#, S	Nordic Telephone Co. APS, 8.875%, due 05/01/16			2,839,375
	250,000	S	NXP BV / NXP Funding, LLC, 7.875%, due 10/15/14			230,625
	500,000	S	NXP BV/NXP Funding, LLC, 3.053%, due 10/15/13			429,375
	2,000,000	#, S	Seagate HDD Cayman, 6.875%, due 05/01/20			1,910,000
	2,953,000	S	Sensata Technologies BV, 8.000%, due 05/01/14			3,078,503
	4,500,000	S	SunGard Data Systems, Inc., 9.125%, due 08/15/13			4,595,625
	500,000	S	SunGard Data Systems, Inc., 10.625%, due 05/15/15			536,875
EUR	1,000,000		UPC Holding BV, 8.000%, due 11/01/16			1,167,824
EUR	800,000		UPC Holding BV, 8.625%, due 01/15/14			966,054

						25,272,467

			Materials:		7.0%
	$1,000,000	S	Alcoa, Inc., 5.950%, due 02/01/37			854,397
	625,000	S	Ball Corp., 6.750%, due 09/15/20			634,375
	1,800,000	S	Berry Plastics Corp., 5.053%, due 02/15/15			1,714,500
	2,200,000	S	Berry Plastics Holding Corp., 8.875%, due 09/15/14			2,128,500
	750,000	S	CF Industries, Inc., 6.875%, due 05/01/18			765,000
	575,000	S	CF Industries, Inc., 7.125%, due 05/01/20			590,813
	1,250,000	#, S	Georgia-Pacific Corp., 7.125%, due 01/15/17			1,281,250
	3,615,000	S	Georgia-Pacific Corp., 7.375%, due 12/01/25			3,651,150
	10,605,000	S	Georgia-Pacific Corp., 8.000%, due 01/15/24			11,294,325
	550,000	#, S	Georgia-Pacific Corp., 8.250%, due 05/01/16			589,188
	1,750,000	S	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18			1,588,125
	425,000	#, S	Ineos Finance PLC, 9.000%, due 05/15/15			426,063
EUR	500,000	#, I	Ineos Finance PLC, 9.250%, due 05/15/15			609,898
	$2,375,000	#, S	Ineos Group Holdings PLC, 8.500%, due 02/15/16			1,864,375
	1,750,000	#, S	JohnsonDiversey, Inc., 8.250%, due 11/15/19			1,811,250
EUR	450,000	I	Kerling PLC, 10.625%, due 01/28/17			555,099
	$2,500,000	S	Novelis, Inc., 7.250%, due 02/15/15			2,425,000
EUR	250,000		Pregis Corp., 5.644%, due 04/15/13			272,085
EUR	86,000		Rhodia S.A., 3.394%, due 10/15/13			99,644
	$1,875,000	S	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14			1,898,438
	500,000	S	Smurfit Capital Funding PLC, 7.500%, due 11/20/25			446,250
	1,500,000	S	Solutia, Inc., 7.875%, due 03/15/20			1,503,750
	175,000	#, S	Steel Dynamics, Inc., 7.625%, due 03/15/20			175,000
	200,000	S	Steel Dynamics, Inc., 7.750%, due 04/15/16			202,000
	625,000	S	Teck Resources Ltd., 10.250%, due 05/15/16			738,334
	5,150,000	S	Teck Resources Ltd., 10.750%, due 05/15/19			6,319,797

						44,438,606

			Telecommunication Services:		11.4%
	1,750,000	#, S	Axtel SAB de CV, 9.000%, due 09/22/19			1,566,250
	950,000	S	Citizens Communications Co., 7.125%, due 03/15/19			883,500
	1,200,000	S	Cricket Communications, Inc., 9.375%, due 11/01/14			1,224,000
	50,000	S	Crown Castle International Corp., 9.000%, due 01/15/15			53,125
	3,000,000	#, S	Digicel Ltd., 8.250%, due 09/01/17			2,985,000
	500,000	S	Frontier Communications Co., 7.450%, due 07/01/35			391,875
	1,950,000	S	Frontier Communications Co., 7.875%, due 01/15/27			1,769,625
	2,210,000	S	Frontier Communications Co., 9.000%, due 08/15/31			2,060,825
	1,225,000	S	Frontier Communications Corp., 7.000%, due 11/01/25			1,044,313
	6,903	±	Hawaiian Telcom Communications, Inc., 0.000%, due 06/01/24			6,903
	1,156,321	I	Hawaiian Telcom Communications, Inc., 4.750%, due 06/01/14			984,800
	600,000	±, S, I	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13			13,500
	145,000	S	Intelsat Corp., 9.250%, due 06/15/16			152,975
	3,650,000	#, S	Intelsat Jackson Holdings Ltd., 8.500%, due 11/01/19			3,704,750
	3,250,000	S	Intelsat Jackson Holdings Ltd., 9.500%, due 06/15/16			3,428,750
	50,000	S	Intelsat Subsidiary Holding Co. Ltd, 8.875%, due 01/15/15			51,063
	1,400,000	S	MetroPCS Wireless, Inc., 9.250%, due 11/01/14			1,449,000
	1,000,000		Newsday LLC, 10.500%, due 08/01/13			1,050,000
EUR	675,000		Nordic Telephone Co. APS, 8.250%, due 05/01/16			866,697
	$1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30			1,012,000
	1,500,000	#, S	Qwest Communications International, Inc., 7.125%, due 04/01/18			1,503,750
	6,253,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14			6,299,898
	150,000	#, S	Qwest Communications International, Inc., 8.000%, due 10/01/15			154,875
	2,500,000	S	Qwest Corp., 7.500%, due 06/15/23			2,406,250
	1,300,000	S	Qwest Corp., 8.875%, due 03/15/12			1,400,750
	4,000,000	S	Sprint Capital Corp., 6.900%, due 05/01/19			3,640,000
	8,425,000	S	Sprint Capital Corp., 8.750%, due 03/15/32			8,087,976
	1,415,000	S	Sprint Nextel Corp., 8.375%, due 08/15/17			1,422,075
	572,781		SuperMedia, Inc., 11.000%, due 12/31/15			492,898
	3,025,000	S	Telesat Canada / Telesat LLC, 11.000%, due 11/01/15			3,282,125
	600,000	S	Telesat Canada / Telesat LLC, 12.500%, due 11/01/17			675,000
	1,925,650	±, I	Tribune Co., 5.250%, due 06/04/14			1,157,797
	500,000	#, S	tw telecom holdings inc, 8.000%, due 03/01/18			512,500
EUR	871,426		UPC Broadband Holding BV, 4.230%, due 12/31/16			965,117
EUR	628,574		UPC Broadband Holding BV, 4.480%, due 12/31/17			699,956
	$850,000	S	Virgin Media Finance PLC, 9.500%, due 08/15/16			902,063
	1,900,000	S	West Corp., 9.500%, due 10/15/14			1,919,000
	4,200,000	#, S	Wind Acquisition Finance S.A., 11.750%, due 07/15/17			4,326,000
	1,200,000	#, S	Wind Acquisition Finance S.A., 12.000%, due 12/01/15			1,248,000
	400,000	S	Windstream Corp., 7.875%, due 11/01/17			392,500
	5,565,000	S	Windstream Corp., 8.625%, due 08/01/16			5,634,563

						71,822,044

			Utilities:		6.3%
	2,000,000	S	AES Corp., 7.750%, due 03/01/14			2,045,000
	725,000	S	AES Corp., 8.000%, due 10/15/17			735,875
	1,100,000	S	AES Corp., 8.000%, due 06/01/20			1,111,000
	890,533		Calpine Corp., 3.420%, due 03/29/14			816,941
	500,000	S	CMS Energy Corp., 6.250%, due 02/01/20			478,199
	250,000	#, S	Energy Future Holdings Corp., 10.000%, due 01/15/20			250,000
	3,125,000	#, S	Intergen NV, 9.000%, due 06/30/17			3,125,000
	1,935,000	#, S	Ipalco Enterprises, Inc., 7.250%, due 04/01/16			1,988,213
	50,000	S	Ipalco Enterprises, Inc., 8.625%, due 11/14/11			52,250
	2,360,954	S	Midwest Generation, LLC, 8.560%, due 01/02/16			2,331,442
	2,750,000	S	NRG Energy, Inc., 7.250%, due 02/01/14			2,794,688
	1,750,000	S	NRG Energy, Inc., 7.375%, due 02/01/16			1,745,625
	5,075,000	S	NRG Energy, Inc., 7.375%, due 01/15/17			5,036,938
	400,000	S	NRG Energy, Inc., 8.500%, due 06/15/19			408,500
	4,000,000	S	NV Energy, Inc., 6.750%, due 08/15/17			4,049,636
	2,782,955	#, S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21			2,796,869
	104,165		Texas Competitive Electric Holdings Co. LLC, 3.850%, due 10/10/14			77,277
	463,468		Texas Competitive Electric Holdings Co. LLC, 3.874%, due 10/10/14			343,835
	19,875		Texas Competitive Electric Holdings Co. LLC, 4.030%, due 01/10/14			14,745
	9,542		Texas Competitive Electric Holdings Co. LLC, 4.030%, due 10/10/14			7,079
	663,284		Texas Competitive Electric Holdings Co. LLC, 4.066%, due 10/10/14			492,073
	4,561,599		Texas Competitive Electric Holdings Co., LLC, 3.527%, due 10/10/14			3,366,614
	7,080,155		Texas Competitive Electric Holdings Co., LLC, 3.850%, due 10/10/14			5,251,485
	69,960		Texas Competitive Electric Holdings Co., LLC, 4.030%, due 10/10/14			51,893
	557,832	&, S, L	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16			359,802

						39,730,979

			Total Corporate Bonds/Notes (Cost $530,408,268)			560,057,236

ASSET-BACKED SECURITIES:				0.5%
			Home Equity Asset-Backed Securities:		0.1%
	558,204	S	Argent Securities, Inc., 1.397%, due 12/25/33			453,436
	300,000	S	MASTR Asset-Backed Securities Trust, 0.557%, due 11/25/36			119,771

						573,207

			Other Asset-Backed Securities:		0.4%
	22,902	S	GSAMP Trust, 0.417%, due 12/25/36			15,045
	54,367	S	Lehman XS Trust, 0.567%, due 04/25/46			24,658
	2,200,000	S	Merrill Lynch First Franklin Mortgage Loan, 0.467%, due 07/25/37			1,173,578
	715,903	#, S	Structured Asset Securities Corp., 0.497%, due 05/25/37			596,761
	1,917,584	S	Structured Asset Securities Corp., 0.647%, due 06/25/35			771,614

						2,581,656

			Total Asset-Backed Securities (Cost $3,799,854)			3,154,863

COLLATERALIZED MORTGAGE OBLIGATIONS:				3.3%
	78,471	S	American Airlines Pass-Through Trust 2001-02, 6.978%, due 04/01/11			79,060
	93,753	S	American Home Mortgage Assets, 0.537%, due 05/25/46			50,462
	51,642	S	American Home Mortgage Assets, 0.537%, due 09/25/46			24,150
	125,007	S	American Home Mortgage Assets, 0.557%, due 10/25/46			63,346
	1,683,464	S	American Home Mortgage Assets, 1.333%, due 11/25/46			773,804
	945,201	S	American Home Mortgage Assets, 6.250%, due 06/25/37			545,451
	38,608	S	American Home Mortgage Investment Trust, 5.660%, due 09/25/45			33,468
	144,548	S	Banc of America Alternative Loan Trust, 0.747%, due 05/25/35			102,276
	775,392	S	Banc of America Funding Corp., 5.506%, due 03/20/36			585,230
	4,500,000	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.735%, due 10/25/35			4,239,011
	74,500	S	Bear Stearns Adjustable Rate Mortgage Trust, 5.370%, due 05/25/47			53,954
	56,372	S	Chase Mortgage Finance Corp., 5.424%, due 03/25/37			46,117
	150,953	S	Citigroup Mortgage Loan Trust, Inc., 5.906%, due 09/25/37			104,003
	76,704	S	Countrywide Alternative Loan Trust, 0.537%, due 09/25/46			42,397
	210,740	S	Countrywide Alternative Loan Trust, 0.543%, due 12/20/46			104,173
	62,698	S	Countrywide Alternative Loan Trust, 0.558%, due 07/20/46			24,470
	24,751	S	Countrywide Alternative Loan Trust, 0.607%, due 07/25/35			14,534
	48,678	S	Countrywide Alternative Loan Trust, 0.670%, due 11/20/35			28,241
	2,698,663	S	Countrywide Alternative Loan Trust, 0.717%, due 02/25/37			944,320
	35,206	S	Countrywide Alternative Loan Trust, 1.413%, due 12/25/35			20,110
	538,764	S	Countrywide Alternative Loan Trust, 5.784%, due 11/25/35			324,247
	66,293	S	Countrywide Alternative Loan Trust, 5.787%, due 02/25/37			46,274
	265,512	S	Countrywide Alternative Loan Trust, 6.000%, due 11/25/36			168,226
	310,653	S	Countrywide Alternative Loan Trust, 6.000%, due 01/25/37			205,654
	77,092	S	Countrywide Alternative Loan Trust, 6.500%, due 11/25/37			55,340
	705,684	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.687%, due 03/25/36			201,092
	569,298	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.117%, due 10/20/35			412,493
	3,049,605	S	First Horizon Alternative Mortgage Securities, 5.357%, due 09/25/35			2,208,870
	500,000	S	Greenpoint Mortgage Funding Trust, 0.667%, due 09/25/46			19,284
	57,378	S	GSR Mortgage Loan Trust, 5.034%, due 01/25/36			47,485
	64,349	S	Harborview Mortgage Loan Trust, 0.528%, due 07/19/46			36,391
	887,787	S	Harborview Mortgage Loan Trust, 0.588%, due 03/19/36			478,363
	331,801	S	Harborview Mortgage Loan Trust, 1.263%, due 12/19/36			143,971
	539,494	S	Harborview Mortgage Loan Trust, 5.750%, due 08/19/36			377,772
	53,985	S	Indymac Index Mortgage Loan Trust, 0.537%, due 09/25/46			29,190
	48,516	S	Indymac Index Mortgage Loan Trust, 0.547%, due 06/25/47			24,746
	1,633,177	S	Indymac Index Mortgage Loan Trust, 5.383%, due 11/25/35			1,260,017
	248,329	S	JP Morgan Alternative Loan Trust, 5.550%, due 10/25/36			233,481
	463,918	S	JP Morgan Mortgage Trust, 4.860%, due 04/25/35			438,793
	649,739	S	JP Morgan Mortgage Trust, 5.752%, due 04/25/36			602,434
	69,152	S	Luminent Mortgage Trust, 0.517%, due 12/25/36			40,613
	37,789	S	MASTR Adjustable Rate Mortgages Trust, 0.557%, due 04/25/46			19,969
	62,796	S	Merrill Lynch Mortgage-Backed Securities, 5.604%, due 04/25/37			50,081
	13,928	S	Morgan Stanley Mortgage Loan Trust, 0.657%, due 01/25/35			11,707
	627,705	S	Residential Accredit Loans, Inc., 0.507%, due 01/25/37			356,148
	1,118,720	S	Residential Accredit Loans, Inc., 0.677%, due 03/25/37			401,405
	1,894,963	S	Residential Accredit Loans, Inc., 6.500%, due 07/25/37			1,125,096
	1,399,070	S	Structured Adjustable Rate Mortgage Loan Trust, 4.915%, due 09/25/35			1,097,908
	475,786	S	Structured Adjustable Rate Mortgage Loan Trust, 5.950%, due 02/25/36			354,651
	543,672	S	Structured Asset Mortgage Investments, Inc., 0.527%, due 09/25/47			285,369
	69,548	S	Structured Asset Mortgage Investments, Inc., 0.537%, due 07/25/46			38,882
	56,776	S	Structured Asset Mortgage Investments, Inc., 0.567%, due 05/25/46			28,282
	4,600,000	S	Structured Asset Mortgage Investments, Inc., 0.567%, due 09/25/47			1,334,136
	817,731	S	Suntrust Alternative Loan Trust, 0.697%, due 04/25/36			240,738
	65,006	S	Washington Mutual Mortgage Pass-through Certificates, 1.121%, due 02/25/47			37,713
	68,948	S	Washington Mutual Mortgage Pass-through Certificates, 1.121%, due 03/25/47			37,957
	68,631	S	Washington Mutual Mortgage Pass-through Certificates, 1.181%, due 04/25/47			41,040
	63,048	S	Washington Mutual Mortgage Pass-through Certificates, 1.233%, due 12/25/46			37,247
	70,078	S	Washington Mutual Mortgage Pass-through Certificates, 5.338%, due 02/25/37			51,829
	70,664	S	Washington Mutual Mortgage Pass-through Certificates, 5.504%, due 12/25/36			52,010
	64,147	S	Washington Mutual Mortgage Pass-through Certificates, 5.574%, due 02/25/37			46,979
	73,371	S	Washington Mutual Mortgage Pass-through Certificates, 5.587%, due 05/25/37			56,871
	62,993	S	Washington Mutual Mortgage Pass-through Certificates, 5.795%, due 02/25/37			44,974
	52,805	S	Washington Mutual Mortgage Pass-through Certificates, 5.871%, due 09/25/36			41,354
	65,132	S	Wells Fargo Mortgage-Backed Securities Trust, 5.462%, due 07/25/36			52,206
			Total Collateralized Mortgage Obligations (Cost $22,221,503)			21,077,865
MUNICIPAL BONDS:				0.0%
			Puerto Rico:		0.0%
	1,600,000	S, Z	Puerto Rico Sales Tax Financing Corp., 37.630%, due 08/01/54			89,728

			Total Municipal Bonds (Cost $220,044)			89,728

Shares					Value
COMMON STOCK:			0.4%
		Consumer Discretionary:		0.3%
114,660	@, S	Dex One Corp.			$2,178,540

					2,178,540

		Consumer Staples:		0.0%
26	@, S	Spectrum Brands Holdings, Inc.			659

					659

		Energy:		0.1%
13,610	@, S	SemGroup Corp.			357,263

					357,263

		Total Common Stock (Cost $2,912,599)			2,536,462

PREFERRED STOCK:			0.7%
		Financials:		0.7%
900	#, P, S	ABN AMRO North America Capital Funding Trust I			601,594
3,800	S	Wells Fargo & Co.			3,537,800

		Total Preferred Stock (Cost $3,368,035)			4,139,394

WARRANTS:			0.0%
		Energy:		0.0%
14,326	S	SemGroup Corp.			85,956

		Total Warrants (Cost $64,467)			85,956

		Total Long-Term Investments (Cost $562,994,770)			591,141,504

SHORT-TERM INVESTMENTS:			6.5%
		Commercial Paper:		0.1%
550,135	±, I	Tribune Co., 5.000%, due 05/30/09			333,290

		Total Commercial Paper (Cost $546,737)			333,290

		U.S. Government Agency Obligations:		4.7%
1,700,000	S, Z	Fannie Mae, 0.080%, due 08/25/10			1,699,799
500,000	S, Z	Fannie Mae, 0.090%, due 09/20/10			499,899
500,000	S, L, Z	Fannie Mae, 0.110%, due 08/11/10			499,934
14,700,000	S, Z	Fannie Mae, 0.140%, due 10/01/10			14,694,737
400,000	S, Z	Federal Home Loan Bank, 0.120%, due 08/13/10			399,942
8,900,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 08/18/10			8,898,964
500,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 09/08/10			499,914
300,000	S, Z	Federal Home Loan Mortgage Corporation, 0.120%, due 08/09/10			299,961
2,100,000	S, Z	Federal Home Loan Mortgage Corporation, 0.140%, due 10/19/10			2,099,101

		Total U.S. Government Agency Obligations (Cost $29,586,643)			29,592,251

		U.S. Treasury Bills:		1.0%
2,000,000	S	0.030%, due 07/08/10			1,999,992
3,400,000	S, L	0.040%, due 07/15/10			3,399,937
874,000		0.140%, due 09/02/10			873,775

		Total U.S. Treasury Bills (Cost $6,273,632)			6,273,704

		Securities Lending Collateralcc:		0.7%
3,481,150		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			3,481,150
1,169,840	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			935,872

		Total Securities Lending Collateral (Cost $4,650,990)			4,417,022

		Total Short-Term Investments (Cost $41,058,002)			40,616,267

		Total Investments in Securities (Cost $604,052,772) *	100.3%		$631,757,771
		Other Assets and Liabilities - Net	(0.3)		(1,825,717)

		Net Assets	100.0%		$629,932,054

	@	Non-income producing security
	&	Payment-in-kind
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro
	GBP	British Pound

See Accompanying Notes to Financial Statements

29

PORTFOLIO OF INVESTMENTS

ING Pioneer Equity Income Portfolio	as of June 30, 2010 (Unaudited)

Shares					Value
COMMON STOCK:			95.9%
		Consumer Discretionary:		8.5%
108,924	@	Cedar Fair LP			$1,341,944
39,302		Genuine Parts Co.			1,550,464
121,107		Johnson Controls, Inc.			3,254,145
56,547		Lowe’s Cos., Inc.			1,154,690
29,584		Reed Elsevier PLC ADR			866,811
28,177		VF Corp.			2,005,639

					10,173,693

		Consumer Staples:		14.8%
26,971		Clorox Co.			1,676,517
33,249		Colgate-Palmolive Co.			2,618,691
46,026		General Mills, Inc.			1,634,844
51,597		Hershey Co.			2,473,044
58,929		HJ Heinz Co.			2,546,911
21,626		JM Smucker Co.			1,302,318
34,849		Kellogg Co.			1,752,905
21,318		Procter & Gamble Co.			1,278,654
50,400		Sara Lee Corp.			710,640
40,295		Sysco Corp.			1,151,228
16,900		Walgreen Co.			451,230

					17,596,982

		Energy:		6.9%
19,907		Chevron Corp.			1,350,889
29,677		ConocoPhillips			1,456,844
16,099		ExxonMobil Corp.			918,770
17,500		Helmerich & Payne, Inc.			639,100
76,675		Marathon Oil Corp.			2,383,826
72,801		Spectra Energy Corp.			1,461,116

					8,210,545

		Financials:		13.4%
33,398		Aflac, Inc.			1,425,093
36,016		Bank of New York Mellon Corp.			889,235
58,878		Chubb Corp.			2,944,489
36,884		Cincinnati Financial Corp.			954,189
29,076		JP Morgan Chase & Co.			1,064,472
21,967		Northern Trust Corp.			1,025,859
65,775		SunTrust Bank			1,532,558
33,311		T. Rowe Price Group, Inc.			1,478,675
27,902		Travelers Cos., Inc.			1,374,174
106,224		US Bancorp.			2,374,106
34,464		Wells Fargo & Co.			882,278

					15,945,128

		Health Care:		7.8%
43,402		Abbott Laboratories			2,030,346
45,583		Baxter International, Inc.			1,852,493
73,371		Bristol-Myers Squibb Co.			1,829,873
39,900		Eli Lilly & Co.			1,336,650
56,796		Merck & Co., Inc.			1,986,156
20,100		Pfizer, Inc.			286,626

					9,322,144

		Industrials:		12.5%
74,098		Emerson Electric Co.			3,237,342
28,208		Gorman-Rupp Co.			706,610
34,870		Illinois Tool Works, Inc.			1,439,434
13,300		Lockheed Martin Corp.			990,850
43,071		Mine Safety Appliances Co.			1,067,299
15,500		Northrop Grumman Corp.			843,820
75,317		Paccar, Inc.			3,002,889
27,185		Snap-On, Inc.			1,112,138
38,991		Timken Co.			1,013,376
21,668		United Technologies Corp.			1,406,470

					14,820,228

		Information Technology:		4.7%
57,416		Analog Devices, Inc.			1,599,610
43,200		Applied Materials, Inc.			519,264
7,600		Automatic Data Processing, Inc.			305,976
63,011		Intel Corp.			1,225,564
71,390		Microchip Technology, Inc.			1,980,359

					5,630,773

		Materials:		9.1%
20,923		Carpenter Technology Corp.			686,902
38,310		Compass Minerals International, Inc.			2,692,427
49,103		EI Du Pont de Nemours & Co.			1,698,473
28,363		Nucor Corp.			1,085,736
29,222		Sonoco Products Co.			890,687
123,362		Valspar Corp.			3,715,660

					10,769,885

		Telecommunication Services:		3.7%
43,400		AT&T, Inc.			1,049,846
62,748		CenturyTel, Inc.			2,090,136
46,813		Verizon Communications, Inc.			1,311,700

					4,451,682

		Utilities:		14.5%
55,252		AGL Resources, Inc.			1,979,127
21,900		DPL, Inc.			523,410
71,255		Duke Energy Corp.			1,140,080
62,697		EQT Corp.			2,265,870
18,600		National Fuel Gas Co.			853,368
75,869		NSTAR			2,655,415
40,897		Public Service Enterprise Group, Inc.			1,281,303
95,439		Questar Corp.			4,341,520
47,907		Southern Co.			1,594,345
11,900		Wisconsin Energy Corp.			603,806

					17,238,244

		Total Common Stock (Cost $118,423,994)			114,159,304

REAL ESTATE INVESTMENT TRUSTS:			2.3%
		Financials:		2.3%
14,740		Alexandria Real Estate Equities, Inc.			934,074
36,672		Nationwide Health Properties, Inc.			1,311,757
16,016		Regency Centers Corp.			550,950

		Total Real Estate Investment Trusts (Cost $2,048,197)			2,796,781

		Total Long-Term Investments (Cost $120,472,191)			116,956,085

SHORT-TERM INVESTMENTS:			1.7%
		Affiliated Mutual Fund:		1.7%
1,952,247		ING Institutional Prime Money Market Fund - Class I			1,952,247

		Total Short-Term Investments (Cost $1,952,247)			1,952,247

		Total Investments in Securities (Cost $122,424,438) *	99.9%		$118,908,332
		Other Assets and Liabilities - Net	0.1		176,467

		Net Assets	100.0%		$119,084,799

	@	Non-income producing security
	ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

ING Pioneer Fund Portfolio	as of June 30, 2010 (Unaudited)

Shares				Value
COMMON STOCK:			99.0%
		Consumer Discretionary:	12.1%
10,037	@	BorgWarner, Inc.		$374,782
17,435		Coach, Inc.		637,249
64,970	@	Ford Motor Co.		654,898
23,724		John Wiley & Sons, Inc.		917,407
52,146		Johnson Controls, Inc.		1,401,163
29,234		Lowe’s Cos., Inc.		596,958
4,248		McDonald’s Corp.		279,816
27,641		McGraw-Hill Cos., Inc.		777,818
16,954		Nordstrom, Inc.		545,749
75,450		Reed Elsevier NV		835,251
17,131		Staples, Inc.		326,346
29,059		Target Corp.		1,428,831
3,209		Yum! Brands, Inc.		125,279

				8,901,547

		Consumer Staples:	13.5%
12,342		Campbell Soup Co.		442,214
3,746		Clorox Co.		232,851
17,524		Colgate-Palmolive Co.		1,380,190
14,630		CVS Caremark Corp.		428,952
7,072		Estee Lauder Cos., Inc.		394,123
23,078		General Mills, Inc.		819,731
24,612		Hershey Co.		1,179,653
19,346		HJ Heinz Co.		836,134
10,696		Kellogg Co.		538,009
27,707		Kraft Foods, Inc.		775,796
12,572		PepsiCo, Inc.		766,263
23,389		Sysco Corp.		668,224
37,655		Walgreen Co.		1,005,389
10,369		Wal-Mart Stores, Inc.		498,438

				9,965,967

		Energy:	10.2%
14,457		Apache Corp.		1,217,135
28,651		Chevron Corp.		1,944,257
16,290		ConocoPhillips		799,676
5,805		Consol Energy, Inc.		195,977
4,682		Devon Energy Corp.		285,227
10,360		Ensco International PLC ADR		406,941
13,046		ExxonMobil Corp.		744,535
4,719		Helmerich & Payne, Inc.		172,338
10,409		Hess Corp.		523,989
17,987		Marathon Oil Corp.		559,216
11,504		Schlumberger Ltd.		636,631

				7,485,922

		Financials:	12.3%
34,330		Bank of America Corp.		493,322
28,530		Bank of New York Mellon Corp.		704,406
31,253		Chubb Corp.		1,562,963
1,190		CME Group, Inc.		335,045
9,771		Franklin Resources, Inc.		842,162
11,341		JP Morgan Chase & Co.		415,194
41,140		Keycorp		316,367
21,880		Morgan Stanley		507,835
12,123		Northern Trust Corp.		566,144
7,857		PNC Financial Services Group, Inc.		443,921
12,474		State Street Corp.		421,871
19,877		T. Rowe Price Group, Inc.		882,340
8,618		Travelers Cos., Inc.		424,437
25,302		US Bancorp.		565,500
17,601		Wells Fargo & Co.		450,586
7,057		Zions Bancorp.		152,219

				9,084,312

		Health Care:	11.3%
21,031		Abbott Laboratories		983,830
11,971		Baxter International, Inc.		486,501
20,565		Becton Dickinson & Co.		1,390,605
7,490		Covidien PLC		300,948
12,533		CR Bard, Inc.		971,683
11,759		Eli Lilly & Co.		393,927
7,656		Johnson & Johnson		452,163
9,592		Medtronic, Inc.		347,902
11,020		Merck & Co., Inc.		385,369
38,159		Pfizer, Inc.		544,147
19,473	@	St. Jude Medical, Inc.		702,781
9,387		Stryker Corp.		469,913
17,958		Teva Pharmaceutical Industries Ltd. ADR		933,636

				8,363,405

		Industrials:	15.8%
9,216		3M Co.		727,972
17,768		Canadian National Railway Co.		1,019,528
10,450		Caterpillar, Inc.		627,732
5,298		CSX Corp.		262,940
17,726		Deere & Co.		986,984
14,132		Emerson Electric Co.		617,427
13,771		General Dynamics Corp.		806,430
32,332		General Electric Co.		466,227
4,314		Honeywell International, Inc.		168,375
5,912		Illinois Tool Works, Inc.		244,047
6,209		Lockheed Martin Corp.		462,571
38,301		Norfolk Southern Corp.		2,031,868
39,700		Paccar, Inc.		1,582,838
6,283		Parker Hannifin Corp.		348,455
9,335		Rockwell Automation, Inc.		458,255
12,755		United Technologies Corp.		827,927

				11,639,576

		Information Technology:	14.3%
15,286	@	Adobe Systems, Inc.		404,009
21,940		Analog Devices, Inc.		611,248
1,560	@	Apple, Inc.		392,387
40,229		Applied Materials, Inc.		483,553
11,152		ASML Holding NV		306,345
14,343		Automatic Data Processing, Inc.		577,449
24,101		Canon, Inc. ADR		899,208
25,831	@	Cisco Systems, Inc.		550,459
13,488	@	Citrix Systems, Inc.		569,598
7,057		DST Systems, Inc.		255,040
19,242	@	EMC Corp.		352,129
7,160	@	Fiserv, Inc.		326,926
34,798		Hewlett-Packard Co.		1,506,057
36,847		Intel Corp.		716,674
3,671		International Business Machines Corp.		453,295
16,960		Microsoft Corp.		390,250
20,012	@	Motorola, Inc.		130,478
50,081		Nokia OYJ ADR		408,160
4,500		Oracle Corp.		96,570
6,907		Qualcomm, Inc.		226,826
4,678	@	Research In Motion Ltd.		230,438
29,856		Texas Instruments, Inc.		695,048

				10,582,147

		Materials:	6.6%
7,067		Air Products & Chemicals, Inc.		458,012
42,778		Alcoa, Inc.		430,347
5,683		BHP Billiton Ltd. ADR		352,289
10,262		Ecolab, Inc.		460,866
14,748		EI Du Pont de Nemours & Co.		510,133
9,362		Freeport-McMoRan Copper & Gold, Inc.		553,575
7,042		Monsanto Co.		325,481
4,191		Praxair, Inc.		318,474
32,643		Rio Tinto PLC		1,433,496

				4,842,673

		Telecommunication Services:	1.5%
29,217		AT&T, Inc.		706,759
14,241		Verizon Communications, Inc.		399,033

				1,105,792

		Utilities:	1.4%
7,811		PPL Corp.		194,884
11,171		Public Service Enterprise Group, Inc.		349,987
14,813		Southern Co.		492,977

				1,037,848

		Total Common Stock (Cost $76,436,339)		73,009,189

SHORT-TERM INVESTMENTS:			0.5%
		Affiliated Mutual Fund:	0.5%
345,000		ING Institutional Prime Money Market Fund - Class I		345,000

		Total Short-Term Investments (Cost $345,000)		345,000

		Total Investments in Securities (Cost $76,781,339) *	99.5%	$73,354,189
		Other Assets and Liabilities - Net	0.5	370,445

		Net Assets	100.0%	$73,724,634

	@	Non-income producing security
	ADR	American Depositary Receipt
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of June 30, 2010 (Unaudited)

Shares				Value
COMMON STOCK:			97.9%
		Australia:	0.2%
202,955		Brambles Ltd.		$924,273

				924,273

		Austria:	0.5%
235,940		Telekom Austria AG		2,623,608

				2,623,608

		Bermuda:	3.1%
52,820		RenaissanceRe Holdings Ltd.		2,972,181
212,830		Tyco Electronics Ltd.		5,401,625
211,550		Tyco International Ltd.		7,452,907

				15,826,713

		Brazil:	0.8%
90,050		Empresa Brasileira de Aeronautica SA ADR		1,886,548
111,130		Vale S.A. ADR		2,335,953

				4,222,501

		China:	0.2%
25,000	L	China Telecom Corp. Ltd. ADR		1,198,000

				1,198,000

		France:	7.0%
54,730	@, L	Accor S.A.		2,533,749
151,274		AXA S.A.		2,311,032
47,650	L	Compagnie Generale des Etablissements Michelin		3,319,889
290,480		France Telecom S.A.		5,038,363
159,530		Sanofi-Aventis		9,608,083
165,330		Total S.A.		7,380,151
292,500		Vivendi		5,944,224

				36,135,491

		Germany:	5.5%
92,210		Bayerische Motoren Werke AG		4,479,254
270,220		Deutsche Post AG		3,939,852
37,240	L	Merck KGaA		2,731,887
24,040		Muenchener Rueckversicherungs AG		3,018,538
109,820	L	SAP AG		4,883,402
106,400		Siemens AG		9,516,408

				28,569,341

		Hong Kong:	1.1%
229,000		Cheung Kong Holdings Ltd.		2,642,839
285,500		Swire Pacific Ltd.		3,240,781

				5,883,620

		India:	0.5%
76,440		ICICI Bank Ltd. ADR		2,762,542

				2,762,542

		Ireland:	5.1%
397,820		Accenture PLC		15,375,743
196,080		Covidien PLC		7,878,494
159,010		CRH PLC		3,276,107

				26,530,344

		Italy:	2.1%
259,567		ENI S.p.A.		4,764,640
1,120,867		Intesa Sanpaolo S.p.A.		2,952,031
1,309,440		UniCredito Italiano S.p.A.		2,896,536

				10,613,207

		Japan:	2.9%
91,300		Fuji Photo Film Co., Ltd.		2,638,522
381,500		Konica Minolta Holdings, Inc.		3,670,134
5,400		Nintendo Co., Ltd.		1,585,490
132,900		Toyota Motor Corp.		4,566,265
37,980		USS Co., Ltd.		2,713,075

				15,173,486

		Netherlands:	3.5%
186,230		Koninklijke Philips Electronics NV		5,561,225
92,780	@	Randstad Holdings NV		3,645,817
289,237		Royal Dutch Shell PLC - Class B		6,991,055
138,258	L	SBM Offshore NV		1,977,951

				18,176,048

		Norway:	0.5%
118,450		Statoil ASA		2,281,918

				2,281,918

		Russia:	0.4%
113,600		OAO Gazprom ADR		2,136,816

				2,136,816

		Singapore:	2.8%
313,980		DBS Group Holdings Ltd.		3,047,141
603,260	@	Flextronics International Ltd.		3,378,256
3,607,000		Singapore Telecommunications Ltd.		7,798,023

				14,223,420

		South Korea:	3.6%
62,683		Hyundai Motor Co.		7,334,459
85,760		KB Financial Group, Inc.		3,287,248
12,787		Samsung Electronics Co., Ltd.		8,020,188

				18,641,895

		Spain:	1.4%
48,240		Inditex S.A.		2,750,717
233,371		Telefonica S.A.		4,323,135

				7,073,852

		Sweden:	1.3%
220,390		Svenska Cellulosa AB - B Shares		2,592,083
352,208		Telefonaktiebolaget LM Ericsson		3,906,770

				6,498,853

		Switzerland:	6.9%
65,450		ACE Ltd.		3,369,366
75,280	L	Adecco S.A.		3,591,370
45,450		Lonza Group AG		3,026,034
159,580		Nestle S.A.		7,694,761
164,940		Novartis AG		7,993,508
38,430		Roche Holding AG - Genusschein		5,289,571
65,120		Swiss Reinsurance		2,675,666
129,310	@	UBS AG - Reg		1,713,075

				35,353,351

		Taiwan:	1.0%
548,998		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		5,358,220

				5,358,220

		Turkey:	0.5%
192,400		Turkcell Iletisim Hizmet AS ADR		2,497,352

				2,497,352

		United Kingdom:	11.4%
1,091,710		Aviva PLC		5,073,378
530,620		BAE Systems PLC		2,469,619
134,970		BG Group PLC		2,007,385
1,013,150		BP PLC		4,850,112
607,500		Compass Group PLC		4,621,542
478,880		GlaxoSmithKline PLC		8,131,788
543,119		HSBC Holdings PLC		4,979,498
1,458,820		Kingfisher PLC		4,569,842
455,150		Pearson PLC		5,986,024
1,551,270	@	Premier Foods PLC		442,544
77,510		Standard Life PLC		200,301
524,410		Tesco PLC		2,958,410
4,003,597		Vodafone Group PLC		8,249,372
203,165	@	Wolseley PLC		4,032,797

				58,572,612

		United States:	35.6%
53,800		Abbott Laboratories		2,516,764
209,630		Alcoa, Inc.		2,108,878
119,120		American Express Co.		4,729,064
257,880	@	Amgen, Inc.		13,564,488
52,680		AT&T, Inc.		1,274,329
66,310		Baker Hughes, Inc.		2,756,507
83,900		Bank of America Corp.		1,205,643
52,370	@	Biogen Idec, Inc.		2,484,957
90,000		Bristol-Myers Squibb Co.		2,244,600
365,000	@	Brocade Communications Systems, Inc.		1,883,400
38,830		Chevron Corp.		2,635,004
196,530		Chico’s FAS, Inc.		1,941,716
313,130	@	Cisco Systems, Inc.		6,672,800
482,830		Comcast Corp. – Class A		8,386,757
35,270		Comcast Corp. – Special Class A		579,486
109,305		CVS Caremark Corp.		3,204,823
153,920	@	Dell, Inc.		1,856,275
106,430		Expedia, Inc.		1,998,755
60,470		FedEx Corp.		4,239,552
357,610		General Electric Co.		5,156,736
191,680		Halliburton Co.		4,705,744
77,840		Home Depot, Inc.		2,184,969
31,830		JP Morgan Chase & Co.		1,165,296
94,810		Medtronic, Inc.		3,438,759
190,820		Merck & Co., Inc.		6,672,975
503,450		Microsoft Corp.		11,584,385
728,150		News Corp. - Class A		8,708,674
646,780		Oracle Corp.		13,879,902
585,310		Pfizer, Inc.		8,346,521
308,350		Progressive Corp.		5,772,312
117,220		Quest Diagnostics		5,834,039
216,020	@	Seagate Technology, Inc.		2,816,901
957,780	@	Sprint Nextel Corp.		4,060,987
65,420		Target Corp.		3,216,701
71,822		Time Warner Cable, Inc.		3,740,490
170,703		Time Warner, Inc.		4,935,024
45,940		Torchmark Corp.		2,274,489
132,580		United Parcel Service, Inc. - Class B		7,542,476
213,810		Viacom - Class B		6,707,220
153,680		Walt Disney Co.		4,840,920

				183,869,318

		Total Common Stock (Cost $605,450,114)		505,146,781

Principal Amount				Value
SHORT-TERM INVESTMENTS:			4.0%
		U.S. Government Agency Obligations:	1.8%
$9,700,000	Z	Federal Home Loan Bank, 0.009%, due 07/01/10		$9,700,000

		Total U.S. Government Agency Obligations (Cost $9,700,000)		9,700,000

		Securities Lending Collateralcc:	2.2%
10,713,912		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		10,713,911
721,212	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		576,969

		Total Securities Lending Collateral (Cost $11,435,123)		11,290,880

		Total Short-Term Investments (Cost $21,135,123)		20,990,880

		Total Investments in Securities (Cost $626,585,237) *	101.9%	$526,137,661
		Other Assets and Liabilities - Net	(1.9)	(10,043,726)

		Net Assets	100.0%	$516,093,935

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Industry	Percentage of Net Assets
Consumer Discretionary	18.6%
Consumer Staples	2.8
Energy	8.2
Financials	12.1
Health Care	17.4
Industrials	11.6
Information Technology	18.0
Materials	2.0
Telecommunication Services	7.2
Short-Term Investments	4.0
Other Assets and Liabilities - Net	(1.9)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

ING U.S. Stock Index Portfolio	as of June 30, 2010 (Unaudited)

Shares				Value
COMMON STOCK:			94.2%
		Consumer Discretionary:	9.7%
29,200		Abercrombie & Fitch Co.		$896,148
113,385	@	Amazon.com, Inc.		12,388,445
42,626	@	Apollo Group, Inc. - Class A		1,810,326
29,930	@, L	Autonation, Inc.		583,635
9,767	@	Autozone, Inc.		1,887,180
86,824	@	Bed Bath & Beyond, Inc.		3,219,434
113,655		Best Buy Co., Inc.		3,848,358
27,312	@, L	Big Lots, Inc.		876,442
60,300	@	Carmax, Inc.		1,199,970
143,815	S	Carnival Corp.		4,348,966
224,350		CBS Corp. - Class B		2,900,846
104,115		Coach, Inc.		3,805,403
939,463	S	Comcast Corp. – Class A		16,318,472
91,615	S	D.R. Horton, Inc.		900,575
46,369		Darden Restaurants, Inc.		1,801,436
20,500		DeVry, Inc.		1,076,045
309,920	@	DIRECTV		10,512,486
94,000	@	Discovery Communications, Inc. - Class A		3,356,740
88,980	@, L	Eastman Kodak Co.		386,173
70,000		Expedia, Inc.		1,314,600
45,843		Family Dollar Stores, Inc.		1,727,823
1,115,068	@, S	Ford Motor Co.		11,239,885
50,328		Fortune Brands, Inc.		1,971,851
50,600	@	GameStop Corp.		950,774
78,623		Gannett Co., Inc.		1,058,266
157,712		Gap, Inc.		3,069,076
52,567		Genuine Parts Co.		2,073,768
80,262	@, S	Goodyear Tire & Rubber Co.		797,804
111,218		H&R Block, Inc.		1,745,010
77,590		Harley-Davidson, Inc.		1,724,826
23,060	@	Harman International Industries, Inc.		689,263
40,623		Hasbro, Inc.		1,669,605
562,900		Home Depot, Inc.		15,800,603
98,230	L	International Game Technology		1,542,211
161,025	@, S	Interpublic Group of Cos., Inc.		1,148,108
78,222		JC Penney Co., Inc.		1,680,209
222,546		Johnson Controls, Inc.		5,979,811
101,553	@	Kohl’s Corp.		4,823,768
49,211		Leggett & Platt, Inc.		987,173
53,875		Lennar Corp.		749,401
88,638		Limited Brands, Inc.		1,956,241
487,352		Lowe’s Cos., Inc.		9,951,728
139,459		Macy’s, Inc.		2,496,316
84,319		Marriott International, Inc.		2,524,511
120,500		Mattel, Inc.		2,549,780
356,256		McDonald’s Corp.		23,466,583
104,597		McGraw-Hill Cos., Inc.		2,943,360
12,133		Meredith Corp.		377,700
38,514	@, S	New York Times Co.		333,146
92,053		Newell Rubbermaid, Inc.		1,347,656
746,625		News Corp. - Class A		8,929,635
129,270		Nike, Inc.		8,732,189
54,769		Nordstrom, Inc.		1,763,014
91,054	@, S	Office Depot, Inc.		367,858
102,762		Omnicom Group		3,524,737
45,600	@	O’Reilly Automotive, Inc.		2,168,736
18,900		Polo Ralph Lauren Corp.		1,378,944
15,200	@	Priceline.com, Inc.		2,683,408
105,072	@, S	Pulte Homes, Inc.		869,996
41,543		RadioShack Corp.		810,504
41,100		Ross Stores, Inc.		2,190,219
29,700		Scripps Networks Interactive - Class A		1,198,098
16,082	@, L	Sears Holding Corp.		1,039,701
52,200		Stanley Black & Decker, Inc.		2,637,144
241,519		Staples, Inc.		4,600,937
246,251		Starbucks Corp.		5,983,899
61,924		Starwood Hotels & Resorts Worldwide, Inc.		2,565,511
249,049		Target Corp.		12,245,739
41,268		Tiffany & Co.		1,564,470
116,819		Time Warner Cable, Inc.		6,083,934
381,251		Time Warner, Inc.		11,021,966
139,105		TJX Cos., Inc.		5,835,455
43,000	@	Urban Outfitters, Inc.		1,478,770
29,251		VF Corp.		2,082,086
201,220		Viacom - Class B		6,312,271
642,149	S	Walt Disney Co.		20,227,694
2,040		Washington Post		837,379
24,756		Whirlpool Corp.		2,174,072
59,234		Wyndham Worldwide Corp.		1,192,973
22,900		Wynn Resorts Ltd.		1,746,583
155,510		Yum! Brands, Inc.		6,071,110

				313,126,968

		Consumer Staples:	11.1%
688,792		Altria Group, Inc.		13,803,392
212,880		Archer-Daniels-Midland Co.		5,496,562
141,603		Avon Products, Inc.		3,752,480
36,068		Brown-Forman Corp.		2,064,172
62,500	S	Campbell Soup Co.		2,239,375
46,427		Clorox Co.		2,885,902
763,147		Coca-Cola Co.		38,248,928
105,912		Coca-Cola Enterprises, Inc.		2,738,884
163,475		Colgate-Palmolive Co.		12,875,291
146,900		ConAgra Foods, Inc.		3,425,708
66,165	@	Constellation Brands, Inc.		1,033,497
145,600	S	Costco Wholesale Corp.		7,983,248
460,347	S	CVS Caremark Corp.		13,497,374
60,120	@, S	Dean Foods Co.		605,408
84,300		Dr Pepper Snapple Group, Inc.		3,151,977
39,185		Estee Lauder Cos., Inc.		2,183,780
218,314		General Mills, Inc.		7,754,513
55,204		Hershey Co.		2,645,928
104,781		HJ Heinz Co.		4,528,635
23,000		Hormel Foods Corp.		931,040
39,450		JM Smucker Co.		2,375,679
84,480		Kellogg Co.		4,249,344
137,937		Kimberly-Clark Corp.		8,363,120
575,000		Kraft Foods, Inc.		16,100,000
215,292		Kroger Co.		4,239,099
51,306		Lorillard, Inc.		3,693,006
43,768		McCormick & Co., Inc.		1,661,433
67,800		Mead Johnson Nutrition Co.		3,398,136
52,486		Molson Coors Brewing Co.		2,223,307
541,040		PepsiCo, Inc.		32,976,388
622,792		Philip Morris International, Inc.		28,548,785
961,627		Procter & Gamble Co.		57,678,387
55,972		Reynolds American, Inc.		2,917,261
128,806		Safeway, Inc.		2,532,326
231,084		Sara Lee Corp.		3,258,284
70,233		Supervalu, Inc.		761,326
196,354		Sysco Corp.		5,609,834
101,120		Tyson Foods, Inc.		1,657,357
326,467		Walgreen Co.		8,716,669
688,973		Wal-Mart Stores, Inc.		33,118,932
56,200	@	Whole Foods Market, Inc.		2,024,324

				357,949,091

		Energy:	10.2%
163,278		Anadarko Petroleum Corp.		5,892,703
111,511		Apache Corp.		9,388,111
142,251		Baker Hughes, Inc.		5,913,374
34,400		Cabot Oil & Gas Corp.		1,077,408
80,900	@	Cameron International Corp.		2,630,868
216,000		Chesapeake Energy Corp.		4,525,200
664,985		Chevron Corp.		45,125,882
492,244	S	ConocoPhillips		24,164,258
72,595		Consol Energy, Inc.		2,450,807
131,100	@	Denbury Resources, Inc.		1,919,304
147,999		Devon Energy Corp.		9,016,099
23,000	L	Diamond Offshore Drilling		1,430,370
232,304		El Paso Corp.		2,580,897
83,722		EOG Resources, Inc.		8,235,733
1,700,235	S	ExxonMobil Corp.		97,032,411
40,400	@	FMC Technologies, Inc.		2,127,464
299,842		Halliburton Co.		7,361,121
35,000		Helmerich & Payne, Inc.		1,278,200
96,530		Hess Corp.		4,859,320
234,534		Marathon Oil Corp.		7,291,662
33,600		Massey Energy Co.		918,960
63,305	S	Murphy Oil Corp.		3,136,763
94,412	@	Nabors Industries Ltd.		1,663,539
138,600		National Oilwell Varco, Inc.		4,583,502
57,900		Noble Energy, Inc.		3,493,107
268,839		Occidental Petroleum Corp.		20,740,929
89,020		Peabody Energy Corp.		3,483,353
38,400		Pioneer Natural Resources Co.		2,282,880
58,200	@	QEP Resources, Inc.		1,794,306
52,700		Range Resources Corp.		2,115,905
37,772	@	Rowan Cos., Inc.		828,718
396,182		Schlumberger Ltd.		21,924,712
82,236		Smith International, Inc.		3,096,185
114,700	@	Southwestern Energy Co.		4,432,008
214,621		Spectra Energy Corp.		4,307,443
38,788		Sunoco, Inc.		1,348,659
46,500	L	Tesoro Corp.		542,655
187,106		Valero Energy Corp.		3,364,166
193,286		Williams Cos., Inc.		3,533,268

				331,892,250

		Financials:	14.3%
155,491		Aflac, Inc.		6,634,801
177,803		Allstate Corp.		5,108,280
396,174		American Express Co.		15,728,108
44,739	@, L	American International Group, Inc.		1,540,811
84,658		Ameriprise Financial, Inc.		3,058,694
88,392		AON Corp.		3,281,111
38,600		Assurant, Inc.		1,339,420
3,321,198		Bank of America Corp.		47,725,615
399,962		Bank of New York Mellon Corp.		9,875,062
228,843		BB&T Corp.		6,020,859
547,900	@	Berkshire Hathaway, Inc.		43,662,151
150,856		Capital One Financial Corp.		6,079,497
89,400	@	CB Richard Ellis Group, Inc.		1,216,734
323,943		Charles Schwab Corp.		4,593,512
108,887		Chubb Corp.		5,445,439
54,029		Cincinnati Financial Corp.		1,397,730
7,496,901	@, S	Citigroup, Inc.		28,188,348
22,170		CME Group, Inc.		6,241,964
57,489		Comerica, Inc.		2,117,320
180,088		Discover Financial Services		2,517,630
63,260	@	E*Trade Financial Corp.		747,733
29,279	L	Federated Investors, Inc.		606,368
263,439		Fifth Third Bancorp.		3,237,665
75,634	@	First Horizon National Corp.		866,009
49,119	S	Franklin Resources, Inc.		4,233,567
162,140	@	Genworth Financial, Inc.		2,119,170
174,203		Goldman Sachs Group, Inc.		22,867,628
146,754		Hartford Financial Services Group, Inc.		3,247,666
157,000		Hudson City Bancorp., Inc.		1,921,680
237,162	S	Huntington Bancshares, Inc.		1,313,877
24,400	@	IntercontinentalExchange, Inc.		2,757,932
142,000	@	Invesco Ltd.		2,389,860
60,932	S	Janus Capital Group, Inc.		541,076
1,315,371		JP Morgan Chase & Co.		48,155,732
290,952	S	Keycorp		2,237,421
53,845		Legg Mason, Inc.		1,509,275
62,800	@	Leucadia National Corp.		1,225,228
100,179		Lincoln National Corp.		2,433,348
117,521		Loews Corp.		3,914,625
27,506		M&T Bank Corp.		2,336,635
176,298		Marsh & McLennan Cos., Inc.		3,975,520
174,540	S	Marshall & Ilsley Corp.		1,253,197
271,406		Metlife, Inc.		10,248,291
65,139	L	Moody’s Corp.		1,297,569
462,876		Morgan Stanley		10,743,352
49,000	@	Nasdaq Stock Market, Inc.		871,220
80,123		Northern Trust Corp.		3,741,744
86,500		NYSE Euronext		2,389,995
123,100		People’s United Financial, Inc.		1,661,850
171,328		PNC Financial Services Group, Inc.		9,680,032
105,816		Principal Financial Group, Inc.		2,480,327
222,541		Progressive Corp.		4,165,968
154,078		Prudential Financial, Inc.		8,267,825
395,154	S	Regions Financial Corp.		2,600,113
160,663	@	SLM Corp.		1,669,289
164,169		State Street Corp.		5,552,196
165,500		SunTrust Bank		3,856,150
85,810		T. Rowe Price Group, Inc.		3,809,106
27,379		Torchmark Corp.		1,355,534
170,243		Travelers Cos., Inc.		8,384,468
110,127		UnumProvident Corp.		2,389,756
633,493		US Bancorp.		14,158,569
1,715,167		Wells Fargo & Co.		43,908,275
113,399		XL Capital Ltd.		1,815,518
52,888		Zions Bancorp.		1,140,794

				461,852,239

		Health Care:	11.6%
514,128		Abbott Laboratories		24,050,908
142,764		Aetna, Inc.		3,766,114
101,862		Allergan, Inc.		5,934,480
93,524		AmerisourceBergen Corp.		2,969,387
324,159	@	Amgen, Inc.		17,050,763
199,736		Baxter International, Inc.		8,117,271
78,087		Becton Dickinson & Co.		5,280,243
89,270	@	Biogen Idec, Inc.		4,235,862
500,792	@, L	Boston Scientific Corp.		2,904,594
567,418		Bristol-Myers Squibb Co.		14,151,405
119,822		Cardinal Health, Inc.		4,027,217
58,811	@, S	CareFusion Corp.		1,335,010
152,360	@, S	Celgene Corp.		7,742,935
24,800	@	Cephalon, Inc.		1,407,400
22,400	@	Cerner Corp.		1,699,936
91,168		Cigna Corp.		2,831,678
48,975	@	Coventry Health Care, Inc.		865,878
31,721	S	CR Bard, Inc.		2,459,329
34,100	@	DaVita, Inc.		2,129,204
48,700		Densply International, Inc.		1,456,617
336,293		Eli Lilly & Co.		11,265,816
182,412	@	Express Scripts, Inc.		8,577,012
100,304	@	Forest Laboratories, Inc.		2,751,339
88,186	@	Genzyme Corp.		4,477,203
299,400	@	Gilead Sciences, Inc.		10,263,432
54,416	@	Hospira, Inc.		3,126,199
56,368	@	Humana, Inc.		2,574,327
12,900	@	Intuitive Surgical, Inc.		4,071,498
911,120		Johnson & Johnson		53,810,747
82,300	@, S	King Pharmaceuticals, Inc.		624,657
34,760	@	Laboratory Corp. of America Holdings		2,619,166
59,959	@	Life Technologies Corp.		2,833,063
89,206		McKesson Corp.		5,991,075
153,788	@	Medco Health Solutions, Inc.		8,470,643
365,723		Medtronic, Inc.		13,264,773
1,031,343	S	Merck & Co., Inc.		36,066,065
18,599	@	Millipore Corp.		1,983,583
101,563	@, L	Mylan Laboratories		1,730,634
30,885		Patterson Cos., Inc.		881,149
38,919		PerkinElmer, Inc.		804,456
2,671,858		Pfizer, Inc.		38,100,695
49,861		Quest Diagnostics		2,481,582
107,851	@	St. Jude Medical, Inc.		3,892,343
93,633		Stryker Corp.		4,687,268
143,503	@, S	Tenet Healthcare Corp.		622,803
135,803	@	Thermo Fisher Scientific, Inc.		6,661,137
383,549		UnitedHealth Group, Inc.		10,892,792
41,100	@	Varian Medical Systems, Inc.		2,148,708
30,991	@	Waters Corp.		2,005,118
35,278	@	Watson Pharmaceuticals, Inc.		1,431,228
147,079	@	WellPoint, Inc.		7,196,575
70,543	@	Zimmer Holdings, Inc.		3,812,849

				374,536,166

		Industrials:	9.8%
235,662		3M Co.		18,614,941
37,133		Avery Dennison Corp.		1,193,083
250,482		Boeing Co.		15,717,746
206,780		Caterpillar, Inc.		12,421,275
55,200		CH Robinson Worldwide, Inc.		3,072,432
43,516		Cintas Corp.		1,043,079
129,292		CSX Corp.		6,416,762
66,664	S	Cummins, Inc.		4,341,826
173,666		Danaher Corp.		6,446,482
140,428		Deere & Co.		7,819,031
61,733		Dover Corp.		2,579,822
16,900		Dun & Bradstreet Corp.		1,134,328
54,795		Eaton Corp.		3,585,785
249,193		Emerson Electric Co.		10,887,242
41,806		Equifax, Inc.		1,173,076
70,400		Expeditors International Washington, Inc.		2,429,504
43,400	L	Fastenal Co.		2,178,246
103,735		FedEx Corp.		7,272,861
18,600		Flowserve Corp.		1,577,280
59,218		Fluor Corp.		2,516,765
127,851		General Dynamics Corp.		7,486,955
3,532,500	S	General Electric Co.		50,938,650
41,519		Goodrich Corp.		2,750,634
253,242		Honeywell International, Inc.		9,884,035
128,186		Illinois Tool Works, Inc.		5,291,518
60,000		Iron Mountain, Inc.		1,347,600
60,638		ITT Corp.		2,723,859
41,300	@	Jacobs Engineering Group, Inc.		1,504,972
38,390		L-3 Communications Holdings, Inc.		2,719,548
104,557		Lockheed Martin Corp.		7,789,497
118,784		Masco Corp.		1,278,116
122,414		Norfolk Southern Corp.		6,494,063
100,290		Northrop Grumman Corp.		5,459,788
120,699		Paccar, Inc.		4,812,269
38,852		Pall Corp.		1,335,343
53,345		Parker Hannifin Corp.		2,958,514
68,754		Pitney Bowes, Inc.		1,509,838
46,900		Precision Castparts Corp.		4,826,948
69,500	@	Quanta Services, Inc.		1,435,175
125,537		Raytheon Co.		6,074,735
107,251		Republic Services, Inc.		3,188,572
49,249		Robert Half International, Inc.		1,159,814
47,312		Rockwell Automation, Inc.		2,322,546
52,148		Rockwell Collins, Inc.		2,770,623
31,000		Roper Industries, Inc.		1,734,760
68,187		RR Donnelley & Sons Co.		1,116,221
17,737		Ryder System, Inc.		713,560
19,149		Snap-On, Inc.		783,386
246,252		Southwest Airlines Co.		2,735,860
28,100	@	Stericycle, Inc.		1,842,798
90,384		Textron, Inc.		1,533,816
167,298		Union Pacific Corp.		11,628,884
328,676		United Parcel Service, Inc. - Class B		18,698,378
310,086		United Technologies Corp.		20,127,682
160,686		Waste Management, Inc.		5,027,865
20,350		WW Grainger, Inc.		2,023,808

				318,452,196

		Information Technology:	17.9%
173,751	@	Adobe Systems, Inc.		4,592,239
187,062	@, L	Advanced Micro Devices, Inc.		1,369,294
115,522	@	Agilent Technologies, Inc.		3,284,290
57,000	@	Akamai Technologies, Inc.		2,312,490
98,560		Altera Corp.		2,445,274
57,500		Amphenol Corp.		2,258,600
98,626		Analog Devices, Inc.		2,747,720
300,169	@	Apple, Inc.		75,501,509
445,043		Applied Materials, Inc.		5,349,417
76,102	@	Autodesk, Inc.		1,853,845
167,246		Automatic Data Processing, Inc.		6,733,324
60,578	@	BMC Software, Inc.		2,097,816
142,886		Broadcom Corp.		4,710,951
130,984		CA, Inc.		2,410,106
1,895,668	@	Cisco Systems, Inc.		40,396,685
61,011	@	Citrix Systems, Inc.		2,576,495
98,600	@	Cognizant Technology Solutions Corp.		4,935,916
50,979		Computer Sciences Corp.		2,306,800
75,341	@, S	Compuware Corp.		601,221
516,536		Corning, Inc.		8,342,056
570,416	@	Dell, Inc.		6,879,217
374,507	@, S	eBay, Inc.		7,344,082
108,293	@	Electronic Arts, Inc.		1,559,419
679,572	@, S	EMC Corp.		12,436,168
109,300		Fidelity National Information Services, Inc.		2,931,426
16,100	@, L	First Solar, Inc.		1,832,663
50,458	@	Fiserv, Inc.		2,303,912
50,600	@, L	Flir Systems, Inc.		1,471,954
79,995	@	Google, Inc. - Class A		35,593,775
43,300		Harris Corp.		1,803,445
779,284		Hewlett-Packard Co.		33,727,412
1,828,832		Intel Corp.		35,570,782
425,255	S	International Business Machines Corp.		52,510,487
104,026	@	Intuit, Inc.		3,616,984
64,035		Jabil Circuit, Inc.		851,666
74,087	@, L	JDS Uniphase Corp.		729,016
174,085	@	Juniper Networks, Inc.		3,972,620
56,994		KLA-Tencor Corp.		1,588,993
25,821	@	Lexmark International, Inc.		852,868
74,076	S	Linear Technology Corp.		2,060,054
217,565	@, S	LSI Logic Corp.		1,000,799
32,000		Mastercard, Inc.		6,384,960
52,600	@	McAfee, Inc.		1,615,872
75,300	@, L	MEMC Electronic Materials, Inc.		743,964
61,100	L	Microchip Technology, Inc.		1,694,914
281,815	@, S	Micron Technology, Inc.		2,392,609
2,526,202		Microsoft Corp.		58,127,903
44,970		Molex, Inc.		820,253
41,650	@, S	Monster Worldwide, Inc.		485,223
766,390	@, S	Motorola, Inc.		4,996,863
78,782		National Semiconductor Corp.		1,060,406
114,126	@	NetApp, Inc.		4,258,041
115,390	@, S	Novell, Inc.		655,415
31,799	@	Novellus Systems, Inc.		806,423
183,913	@	Nvidia Corp.		1,877,752
1,294,004	S	Oracle Corp.		27,769,326
106,600		Paychex, Inc.		2,768,402
37,784	@	QLogic Corp.		627,970
556,452		Qualcomm, Inc.		18,273,884
62,500	@	Red Hat, Inc.		1,808,750
101,000	@	SAIC, Inc.		1,690,740
36,400	@	Salesforce.com, Inc.		3,123,848
75,825	@	Sandisk Corp.		3,189,958
267,165	@	Symantec Corp.		3,708,250
127,405	S	Tellabs, Inc.		814,118
55,300	@	Teradata Corp.		1,685,544
58,742	@, S	Teradyne, Inc.		572,735
411,460		Texas Instruments, Inc.		9,578,789
65,400		Total System Services, Inc.		889,440
60,800	@	VeriSign, Inc.		1,614,240
147,800		Visa, Inc.		10,456,850
75,800	@	Western Digital Corp.		2,286,128
226,291		Western Union Co.		3,373,999
447,891	S	Xerox Corp.		3,601,044
91,647		Xilinx, Inc.		2,315,003
394,373	@	Yahoo!, Inc.		5,454,179

				578,987,585

		Materials:	3.3%
70,415		Air Products & Chemicals, Inc.		4,563,596
27,400		Airgas, Inc.		1,704,280
36,400		AK Steel Holding Corp.		433,888
338,058	S	Alcoa, Inc.		3,400,863
32,600		Allegheny Technologies, Inc.		1,440,594
31,246		Ball Corp.		1,650,726
36,126		Bemis Co.		975,402
22,800		CF Industries Holdings, Inc.		1,446,660
44,800		Cliffs Natural Resources, Inc.		2,112,768
381,278		Dow Chemical Co.		9,043,914
24,013		Eastman Chemical Co.		1,281,334
78,300		Ecolab, Inc.		3,516,453
299,543		EI Du Pont de Nemours & Co.		10,361,192
24,000		FMC Corp.		1,378,320
152,510		Freeport-McMoRan Copper & Gold, Inc.		9,017,916
26,143		International Flavors & Fragrances, Inc.		1,108,986
143,522		International Paper Co.		3,247,903
56,768		MeadWestvaco Corp.		1,260,250
180,759		Monsanto Co.		8,354,681
162,668		Newmont Mining Corp.		10,043,122
104,397		Nucor Corp.		3,996,317
55,800	@	Owens-Illinois, Inc.		1,475,910
43,861	@	Pactiv Corp.		1,221,529
54,974		PPG Industries, Inc.		3,320,979
101,438		Praxair, Inc.		7,708,274
52,660		Sealed Air Corp.		1,038,455
30,461		Sherwin-Williams Co.		2,107,597
40,294		Sigma-Aldrich Corp.		2,007,850
28,100	@, L	Titanium Metals Corp.		494,279
47,546	L	United States Steel Corp.		1,832,898
41,900		Vulcan Materials Co.		1,836,477
69,980		Weyerhaeuser Co.		2,463,296

				105,846,709

		Telecommunication Services:	2.8%
133,500	@	American Tower Corp.		5,940,750
1,954,027		AT&T, Inc.		47,267,913
99,218		CenturyTel, Inc.		3,304,952
103,595	L	Frontier Communications Corp.		736,560
86,500	@, S	MetroPCS Communications, Inc.		708,435
493,092	L	Qwest Communications International, Inc.		2,588,733
986,584	@, S	Sprint Nextel Corp.		4,183,116
938,836		Verizon Communications, Inc.		26,306,185
151,390		Windstream Corp.		1,598,678

				92,635,322

		Utilities:	3.5%
221,563	@, S	AES Corp.		2,047,242
53,476		Allegheny Energy, Inc.		1,105,884
78,509		Ameren Corp.		1,866,159
158,473		American Electric Power Co., Inc.		5,118,678
130,111		CenterPoint Energy, Inc.		1,712,261
76,297		CMS Energy Corp.		1,117,751
93,300		Consolidated Edison, Inc.		4,021,230
66,737		Constellation Energy Group, Inc.		2,152,268
198,970		Dominion Resources, Inc.		7,708,098
54,669		DTE Energy Co.		2,493,453
434,043		Duke Energy Corp.		6,944,688
108,002		Edison International		3,425,823
62,686		Entergy Corp.		4,489,571
47,600		EQT Corp.		1,720,264
218,748	S	Exelon Corp.		8,305,862
101,021		FirstEnergy Corp.		3,558,970
25,394		Integrys Energy Group, Inc.		1,110,734
136,986		NextEra Energy, Inc.		6,679,437
15,023		Nicor, Inc.		608,432
91,726		NiSource, Inc.		1,330,027
58,100		Northeast Utilities		1,480,388
86,700	@	NRG Energy, Inc.		1,838,907
34,900		Oneok, Inc.		1,509,425
123,133		Pacific Gas & Electric Co.		5,060,766
73,800		Pepco Holdings, Inc.		1,157,184
35,591		Pinnacle West Capital Corp.		1,294,089
125,093		PPL Corp.		3,121,070
94,411		Progress Energy, Inc.		3,702,799
167,820		Public Service Enterprise Group, Inc.		5,257,801
36,900		SCANA Corp.		1,319,544
81,867		Sempra Energy		3,830,557
271,956		Southern Co.		9,050,696
70,871		TECO Energy, Inc.		1,068,026
38,699		Wisconsin Energy Corp.		1,963,587
151,437		Xcel Energy, Inc.		3,121,117

				112,292,788

		Total Common Stock (Cost $3,128,845,255)		3,047,571,314

REAL ESTATE INVESTMENT TRUSTS:			1.3%
		Financials:	1.3%
38,828	S	Apartment Investment & Management Co.		752,098
26,904		AvalonBay Communities, Inc.		2,512,026
46,095		Boston Properties, Inc.		3,288,417
93,447		Equity Residential		3,891,133
97,400		HCP, Inc.		3,141,150
41,000		Health Care Real Estate Investment Trust, Inc.		1,726,920
216,427		Host Hotels & Resorts, Inc.		2,917,436
134,355		Kimco Realty Corp.		1,805,731
54,015		Plum Creek Timber Co., Inc.		1,865,138
157,115		Prologis		1,591,575
45,035	S	Public Storage, Inc.		3,959,027
96,055		Simon Property Group, Inc.		7,756,441
52,000		Ventas, Inc.		2,441,400
52,214		Vornado Realty Trust		3,809,011

		Total Real Estate Investment Trusts (Cost $35,754,405)		41,457,503

		Total Long-Term Investments (Cost $3,164,599,660)		3,089,028,817

SHORT-TERM INVESTMENTS:			4.6%
		Affiliated Mutual Fund:	4.0%
129,819,000		ING Institutional Prime Money Market Fund - Class I		129,819,000

		Total Mutual Fund (Cost $129,819,000)		129,819,000

Principal Amount				Value
		Securities Lending Collateralcc:	0.6%
$16,373,657		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		$16,373,657
425,091	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		340,073

		Total Securities Lending Collateral (Cost $16,798,748)		16,713,730

		Total Short-Term Investments (Cost $146,617,748)		146,532,730

		Total Investments in Securities (Cost $3,311,217,408) *	100.1%	$3,235,561,547
		Other Assets and Liabilities - Net	(0.1)	(1,743,477)

		Net Assets	100.0%	$3,233,818,070

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

ING Large Cap Growth Portfolio	as of June 30, 2010 (Unaudited)

Shares				Value
COMMON STOCK:			97.6%
		Consumer Discretionary:	11.8%
153,000	@	Bed Bath & Beyond, Inc.		$5,673,240
257,580		CBS Corp. - Class B		3,330,509
268,810	@	DIRECTV		9,118,035
93,840	@	Kohl’s Corp.		4,457,400
219,020		Mattel, Inc.		4,634,463
112,180		Nordstrom, Inc.		3,611,074
25,590	@	Priceline.com, Inc.		4,517,659
103,220	@	Urban Outfitters, Inc.		3,549,736
209,180		Wyndham Worldwide Corp.		4,212,885

				43,105,001

		Consumer Staples:	11.0%
150,860		Alberto-Culver Co.		4,086,797
162,460		Coca-Cola Enterprises, Inc.		4,201,216
98,941		ConAgra Foods, Inc.		2,307,304
259,140		Philip Morris International, Inc.		11,878,978
93,374		Procter & Gamble Co.		5,600,573
179,840		Walgreen Co.		4,801,728
151,490		Wal-Mart Stores, Inc.		7,282,124

				40,158,720

		Energy:	9.2%
54,450		Apache Corp.		4,584,146
283,880		ExxonMobil Corp.		16,201,032
134,580		National Oilwell Varco, Inc.		4,450,561
123,540		Peabody Energy Corp.		4,834,120
122,540		Suncor Energy, Inc.		3,607,578

				33,677,437

		Financials:	5.1%
166,118		American Express Co.		6,594,885
365,830	@	Blackstone Group LP		3,497,335
131,870		JP Morgan Chase & Co.		4,827,761
164,470		UnumProvident Corp.		3,568,999

				18,488,980

		Health Care:	13.8%
140,040		AmerisourceBergen Corp.		4,446,270
67,485	@	Amgen, Inc.		3,549,711
118,210		Cardinal Health, Inc.		3,973,038
137,460		Covidien PLC		5,523,143
151,100	@	Gilead Sciences, Inc.		5,179,708
124,100	@	Hospira, Inc.		7,129,545
106,414		Merck & Co., Inc.		3,721,298
73,330	@	Thermo Fisher Scientific, Inc.		3,596,837
79,150	@	Varian Medical Systems, Inc.		4,137,962
85,770	@	Waters Corp.		5,549,319
65,601	@	Zimmer Holdings, Inc.		3,545,734

				50,352,565

		Industrials:	12.3%
86,900		Caterpillar, Inc.		5,220,083
181,580		Danaher Corp.		6,740,250
128,930		Emerson Electric Co.		5,632,952
116,340		Ingersoll-Rand PLC		4,012,567
117,470		Roper Industries, Inc.		6,573,621
105,710		Tyco International Ltd.		3,724,163
76,990		Union Pacific Corp.		5,351,575
113,470		United Technologies Corp.		7,365,338

				44,620,549

		Information Technology:	31.0%
91,060	@	Ansys, Inc.		3,694,304
80,840	@	Apple, Inc.		20,333,685
100,120	@	BMC Software, Inc.		3,467,156
144,830		Broadcom Corp.		4,775,045
646,800	@	Cisco Systems, Inc.		13,783,304
105,710	@	Cognizant Technology Solutions Corp.		5,291,843
6,895	@	Google, Inc. - Class A		3,067,930
208,680		Hewlett-Packard Co.		9,031,670
104,940	@	Intuit, Inc.		3,648,764
233,140	@	Marvell Technology Group Ltd.		3,674,286
530,770		Microsoft Corp.		12,213,018
349,350		National Semiconductor Corp.		4,702,251
534,317		Oracle Corp.		11,466,443
269,660		Qualcomm, Inc.		8,855,634
68,490		Visa, Inc.		4,845,668

				112,851,001

		Materials:	3.4%
64,190		Eastman Chemical Co.		3,425,178
99,520		Ecolab, Inc.		4,469,443
87,830		Sigma-Aldrich Corp.		4,376,569

				12,271,190

		Total Common Stock (Cost $374,354,459)		355,525,443

SHORT-TERM INVESTMENTS:			3.6%
		Affiliated Mutual Fund:	3.6%
13,120,000		ING Institutional Prime Money Market Fund - Class I		13,120,000

		Total Short-Term Investments (Cost $13,120,000)		13,120,000

		Total Investments in Securities (Cost $387,474,459) *	101.2%	$368,645,443
		Other Assets and Liabilities - Net	(1.2)	(4,321,275)

		Net Assets	100.0%	$364,324,168

	@	Non-income producing security

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of June 30, 2010 (Unaudited)

Shares					Value
COMMON STOCK:			98.9%
		Consumer Discretionary:		8.6%
17,891		Blyth, Inc.			$609,546
32,800	@	Furniture Brands International, Inc.			171,216
8,800		International Speedway Corp.			226,688
47,800	@, L	Kenneth Cole Productions, Inc.			526,278
53,140	@	Leapfrog Enterprises, Inc.			213,623
55,414	@, L	Liz Claiborne, Inc.			233,847
18,286	@, L	Midas, Inc.			140,254
48,135	@	Modine Manufacturing Co.			369,677
183,900	@	Office Depot, Inc.			742,956
19,100		Regis Corp.			297,387
98,200		Wendy’s/Arby’s Group, Inc. - Class A			392,800

					3,924,272

		Consumer Staples:		5.2%
9,888	@	American Italian Pasta Co.			522,779
10,100	@	Spectrum Brands Holdings, Inc.			256,136
18,400		WD-40 Co.			614,560
101,300	@, L	Winn-Dixie Stores, Inc.			976,532

					2,370,007

		Energy:		5.4%
70,700	@	Cal Dive International, Inc.			413,595
25,200	@	Complete Production Services, Inc.			360,360
35,100	@, L	Crimson Exploration, Inc.			93,717
49,000	@, L	Exterran Holdings, Inc.			1,264,690
31,600	@	Stone Energy Corp.			352,656

					2,485,018

		Financials:		23.0%
13,971	@, L	AllianceBernstein Holding LP			361,011
111,400	@, L	Asset Acceptance Capital Corp.			461,196
38,200		Associated Banc-Corp.			468,332
6,700	@	Avatar Holdings, Inc.			128,506
33,900		Brookline Bancorp., Inc.			301,032
56,245		Brown & Brown, Inc.			1,076,529
289,600		CapitalSource, Inc.			1,378,496
17,400	@	Cardtronics, Inc.			225,504
3,600		Cathay General Bancorp.			37,188
26,000	L	First Busey Corp.			117,780
27,000		First Midwest Bancorp., Inc.			328,320
54,300	@, L	Forestar Real Estate Group, Inc.			975,228
61,600		Glacier Bancorp., Inc.			903,672
10,450		Hancock Holding Co.			348,612
33,900	@	Hilltop Holdings, Inc.			339,339
5,700		IBERIABANK Corp.			293,436
33,000		New York Community Bancorp., Inc.			503,910
44,400		NewAlliance Bancshares, Inc.			497,724
49,512	L	Stewart Information Services Corp.			446,598
49,500		Synovus Financial Corp.			125,730
21,200		UMB Financial Corp.			753,872
26,800		Washington Federal, Inc.			433,624

					10,505,639

		Health Care:		5.5%
3,040	@	Assisted Living Concepts, Inc.			89,954
223,000	@	Hooper Holmes, Inc.			127,110
24,200	@, L	LHC Group, Inc.			671,550
29,200	L	PerkinElmer, Inc.			603,564
18,700	@	PharMerica Corp.			274,142
3,700	@	Waters Corp.			239,390
19,100	@	Zoll Medical Corp.			517,610

					2,523,320

		Industrials:		20.2%
4,462	@	ACCO Brands Corp.			22,265
28,800		Actuant Corp.			542,304
9,900		Administaff, Inc.			239,184
25,100	@	Altra Holdings, Inc.			326,802
23,100		Arkansas Best Corp.			479,325
30,400	@	Clean Harbors, Inc.			2,018,864
65,500	@	CRA International, Inc.			1,233,365
26,850	@	Douglas Dynamics, Inc.			308,775
51,900	@	GrafTech International Ltd.			758,778
56,900	@, L	Herley Industries, Inc.			811,394
8,000	L	Horizon Lines, Inc.			33,840
10,900		Illinois Tool Works, Inc.			449,952
2,837	@	Kadant, Inc.			49,421
25,900		Kennametal, Inc.			658,637
13,000		Mueller Industries, Inc.			319,800
27,400		Quanex Building Products Corp.			473,746
28,571	@	Tutor Perini Corp.			470,850

					9,197,302

		Information Technology:		19.1%
48,900	@	ADPT Corp.			141,321
113,600	@	ATMI, Inc.			1,663,103
78,000	@	Convergys Corp.			765,180
8,100	@	Electronic Arts, Inc.			116,640
24,900	L	Fair Isaac Corp.			542,571
22,000	@	Imation Corp.			202,180
129,200	@	Intermec, Inc.			1,324,300
20,100		Jabil Circuit, Inc.			267,330
33,200		Maxim Integrated Products			555,436
89,800		Molex, Inc.			1,387,410
72,500	@	Newport Corp.			656,850
335,900	@	Quantum Corp.			631,492
149,056		Technitrol, Inc.			471,017

					8,724,830

		Materials:		7.2%
15,800	@, L	Clearwater Paper Corp.			865,208
89,700	@	Ferro Corp.			661,089
298,400	@, L	Great Basin Gold Ltd.			504,296
49,200		Olin Corp.			890,028
17,600		Sealed Air Corp.			347,072

					3,267,693

		Utilities:		4.7%
25,125		Allete, Inc.			860,280
60,497	@, L	El Paso Electric Co.			1,170,617
3,500		WGL Holdings, Inc.			119,105

					2,150,002

		Total Common Stock (Cost $50,154,388)			45,148,083

REAL ESTATE INVESTMENT TRUSTS:			1.1%
		Financials:		1.1%
11,100		Rayonier, Inc.			488,622

		Total Real Estate Investment Trusts (Cost $468,000)			488,622

		Total Long-Term Investments (Cost $50,622,388)			45,636,705

SHORT-TERM INVESTMENTS:			6.2%
		Securities Lending Collateralcc:		6.2%
2,504,354		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			2,504,354
410,481	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			328,385

		Total Short-Term Investments (Cost $2,914,835)			2,832,739

		Total Investments in Securities (Cost $53,537,223) *	106.2%		$48,469,444
		Other Assets and Liabilities - Net	(6.2)		(2,810,405)

		Net Assets	100.0%		$45,659,039

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of June 30, 2010 (Unaudited)

Principal Amount						Value
CORPORATE BONDS/NOTES:				0.6%
			Financials:		0.5%
	$590,000	S	Bear Stearns Cos., Inc., 4.040%, due 03/10/14			$577,834
	445,000	S	International Bank for Reconstruction & Development, 3.131%, due 12/10/13			445,872
	800,000	S	SLM Corp., 4.356%, due 01/31/14			668,408
	1,650,000	#, S	Suncorp-Metway Ltd., 0.914%, due 12/17/10			1,651,091

						3,343,205

			Telecommunication Services:		0.1%
	1,105,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 3.065%, due 05/20/11			1,129,913

						1,129,913

			Total Corporate Bonds/Notes (Cost $4,458,189)			4,473,118

U.S. GOVERNMENT AGENCY OBLIGATIONS:				22.8%
			Federal Home Loan Mortgage Corporation##:		7.6%
	50,800,000		4.500%, due 06/01/40			52,714,525

						52,714,525

			Federal National Mortgage Association##:		7.6%
	50,900,000		4.500%, due 06/01/40			52,858,057

						52,858,057

			Government National Mortgage Association:		7.6%
	50,516,744		4.500%, due 03/15/39			52,753,689

						52,753,689

			Total U.S. Government Agency Obligations (Cost $157,092,460)			158,326,271

U.S. TREASURY OBLIGATIONS:				56.5%
			U.S. Treasury Notes:		4.0%
	27,500,000		2.125%, due 05/31/15			27,977,015

						27,977,015

			Treasury Inflation Indexed Protected Securitiesip:		52.5%
	28,650,310		0.500%, due 04/15/15			29,027,062
	3,723,462		0.625%, due 04/15/13			3,803,457
	3,383,977	S	1.250%, due 04/15/14			3,537,048
	14,063,882	S	1.375%, due 07/15/18			14,595,679
	438,545		1.375%, due 01/15/20			449,749
	13,399,152	S	1.625%, due 01/15/18			14,140,286
	16,841,556	S	1.750%, due 01/15/28			17,125,757
	20,954,664	S	1.875%, due 07/15/15			22,478,780
	14,294,420		1.875%, due 07/15/19			15,346,404
	22,587,703	S	2.000%, due 01/15/16			24,396,481
	16,382,785	S	2.000%, due 01/15/26			17,369,586
	6,102,308		2.000%, due 04/15/12			6,326,379
	5,645,680		2.125%, due 01/15/19			6,169,666
	7,045,420		2.125%, due 02/15/40			7,745,009
	3,113,424	S	2.375%, due 01/15/17			3,441,062
	29,486,752	S	2.375%, due 01/15/25			32,792,482
	27,666,232	S	2.375%, due 01/15/27			30,722,493
	768,852		2.375%, due 04/15/11			782,127
	15,213,534	S	2.500%, due 07/15/16			16,948,821
	5,650,757		2.500%, due 01/15/29			6,404,336
	4,097,073		2.625%, due 07/15/17			4,626,812
	39,824,891	S	3.000%, due 07/15/12			42,397,936
	5,281,346	S	3.375%, due 04/15/32			6,892,568
	1,878,488		3.375%, due 01/15/12			1,981,512
	3,231,708		3.500%, due 01/15/11			3,287,507
	229,143	S	3.625%, due 04/15/28			297,259
	23,138,491	S	3.875%, due 04/15/29			31,123,075

						364,209,333

			Total U.S. Treasury Obligations (Cost $382,385,754)			392,186,348

ASSET-BACKED SECURITIES:				0.6%
			Automobile Asset-Backed Securities:		0.2%
	776,263	S	Capital One Auto Finance Trust, 0.380%, due 05/15/13			771,214
	403,113	S	Ford Credit Auto Owner Trust, 2.350%, due 08/15/11			403,448

						1,174,662

			Credit Card Asset-Backed Securities:		0.4%
	363,000	S	BA Credit Card Trust, 0.360%, due 02/15/13			362,909
	1,550,000	S	BA Credit Card Trust, 0.370%, due 06/17/13			1,548,655
	454,000	S	BA Credit Card Trust, 1.550%, due 12/16/13			458,296

						2,369,860

			Other Asset-Backed Securities:		0.0%
	285,835	S	Countrywide Asset-Backed Certificates, 0.397%, due 07/25/37			277,847

						277,847

			Total Asset-Backed Securities (Cost $3,803,564)			3,822,369

COLLATERALIZED MORTGAGE OBLIGATIONS:				0.6%
			Collateralized Mortgage Obligations:		0.6%
	887,781	S	Credit Suisse First Boston Mortgage Securities Corp., 6.505%, due 02/15/34			893,557
	905,000	S	GMAC Commercial Mortgage Securities, Inc., 4.547%, due 12/10/41			919,465
	405,119	S	GMAC Commercial Mortgage Securities, Inc., 6.957%, due 09/15/35			408,218
	418,784	S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.044%, due 11/15/35			423,764
	1,476,085	S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.429%, due 04/15/35			1,522,166
	41,703	S	LB-UBS Commercial Mortgage Trust, 5.642%, due 12/15/25			42,402

			Total Collateralized Mortgage Obligations (Cost $4,186,633)			4,209,572

OTHER BONDS:				6.0%
			Foreign Government Bonds:		6.0%
EUR	14,989,698		Deutschland Inflation Linked Bond, 1.500%, due 04/15/16			19,432,827
EUR	1,851,446		Hellenic Republic Government International Bond, 2.300%, due 07/25/30			920,335
EUR	17,278,581		Italy Buoni Poliennali Del Tesoro, 0.950%, due 09/15/10			21,117,072

			Total Other Bonds (Cost $45,752,493)			41,470,234

# of Contracts						Value

POSITIONS IN PURCHASED OPTIONS:				0.0%
			Options on Exchange-Traded Futures Contracts:		0.0%
	159		Put Option CME
			1-Year Eurodollar Future 07/10
			Strike @ $98.500-Exp 07/16/10			$1,988

			Total Positions in Purchased Options
			( Cost $43,216)			1,988

			Total Investments in Securities (Cost $597,722,309) *	87.1%		$604,489,900
			Other Assets and Liabilities - Net	12.9		89,254,813

			Net Assets	100.0%		$693,744,713

		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
		ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
		##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
		S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
		EUR	EU Euro

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

ING Goldman Sachs Commodity Strategy Portfolio	as of June 30, 2010 (Unaudited)

Principal Amount					Value
CORPORATE BONDS/NOTES:			4.4%
		Financials:		4.4%
$4,500,000	S	Huntington National Bank, 0.938%, due 06/01/12			$4,548,245

		Total Corporate Bonds/Notes (Cost $4,543,880)			4,548,245

U.S. GOVERNMENT AGENCY OBLIGATIONS:			16.6%
		Federal Home Loan Bank:		3.4%
3,500,000	S	0.268%, due 10/13/11			3,503,073

					3,503,073

		Federal Home Loan Mortgage Corporation##:		3.9%
819,717	S	4.500%, due 07/15/22			866,112
5,955	S	5.000%, due 11/01/16			6,395
11,050	S	5.000%, due 01/01/17			11,868
24,928	S	5.000%, due 02/01/17			26,776
14,309	S	5.000%, due 03/01/17			15,371
44,881	S	5.000%, due 04/01/17			48,222
126,311	S	5.000%, due 09/01/17			135,714
333,959	S	5.000%, due 10/01/17			358,730
290,614	S	5.000%, due 11/01/17			312,076
86,817	S	5.000%, due 12/01/17			93,283
429,617	S	5.000%, due 01/01/18			461,534
494,045	S	5.000%, due 02/01/18			530,892
347,958	S	5.000%, due 03/01/18			373,948
149,929	S	5.000%, due 04/01/18			161,117
146,876	S	5.000%, due 05/01/18			157,844
26,699	S	5.000%, due 06/01/18			28,696
38,693	S	5.000%, due 07/01/18			41,586
17,294	S	5.000%, due 09/01/18			18,587
32,370	S	5.000%, due 10/01/18			34,790
35,058	S	5.000%, due 11/01/18			37,679
26,856	S	5.000%, due 12/01/18			28,864
7,299	S	5.000%, due 01/01/19			7,845
8,158	S	5.000%, due 03/01/19			8,768
177,972	S	5.500%, due 01/01/20			193,391
77,113	S	5.500%, due 05/01/20			83,794
67,387	S	5.500%, due 07/01/20			73,226

					4,117,108

		Federal National Mortgage Association##:		9.3%
7,100,000	S	2.000%, due 09/28/12			7,124,623
283,622	S	5.000%, due 05/01/17			305,094
109,455	S	5.000%, due 01/01/18			117,741
39,273	S	5.000%, due 03/01/18			42,246
233,262	S	5.000%, due 04/01/18			250,921
141,564	S	5.000%, due 05/01/18			152,281
180,488	S	5.000%, due 10/01/18			194,151
1,355,625	S	5.000%, due 08/25/19			1,454,862
8,869	S	5.000%, due 01/01/20			9,526

					9,651,445

		Total U.S. Government Agency Obligations (Cost $17,156,546)			17,271,626

U.S. TREASURY OBLIGATIONS:			1.7%
		U.S. Treasury Notes:		1.7%
1,500,000	S	1.000%, due 03/31/12			1,511,604
100,000	S	1.375%, due 02/15/13			101,328
200,000	S	2.125%, due 05/31/15			203,469

		Total U.S. Treasury Obligations (Cost $1,798,502)			1,816,401

STRUCTURED PRODUCTS:			29.5%
		Structured Products:		29.5%
4,200,000	S	AB Svensk Exportkredit, Dow Jones-UBS Commodity Index-Total ReturnSM, 0.046%, due 01/24/11			3,333,375
3,000,000	S	AB Svensk Exportkredit, Dow Jones-UBS Commodity Index-Total ReturnSM, 0.160%, due 02/14/11			1,909,179
7,500,000	S	AB Svensk Exportkredit, Merrill Lynch Commodity Index Extra A 01 Total Return Index, 0.090%, due 06/07/11			5,931,216
5,000,000	S	Bank of America Corp., Merrill Lynch Commodity Index Extra A 01 Total Return Index, 0.251%, due 06/07/11			3,954,144
5,000,000	S	Morgan Stanley, Dow Jones-UBS Commodity Index-Total ReturnSM, 0.000%, due 07/01/11			5,287,172
9,500,000	#, S	Rabobank, Dow Jones-UBS Commodity Index-Total ReturnSM, 0.000%, due 04/29/11			8,411,633
3,000,000	S	UBS AG, Dow Jones-UBS Commodity Index-Total ReturnSM, 0.200%, due 02/16/11			1,913,346

		Total Structured Products (Cost $37,200,030)			30,740,065

		Total Long-Term Investments (Cost $60,698,958)			54,376,337

Shares					Value
SHORT-TERM INVESTMENTS:			47.8%
		Affiliated Mutual Fund:		27.6%
28,707,630		ING Institutional Prime Money Market Fund - Class I			$28,707,629

		Total Mutual Fund (Cost $28,707,629)			28,707,629

Principal Amount					Value
		U.S. Treasury Bills:		20.2%
$21,000,000		0.040%, due 07/15/10			$20,999,563

		Total U.S. Treasury Bills (Cost $20,999,563)			20,999,563

		Total Short-Term Investments (Cost $49,707,192)			49,707,192

		Total Investments in Securities (Cost $110,406,150) *	100.0%		$104,083,529
		Other Assets and Liabilities - Net	(0.0)		(30,155)

		Net Assets	100.0%		$104,053,374

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

See Accompanying Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-end Management Investment Company and .Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2010

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 3, 2010